UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.02%

BIOTECHNOLOGY—50.72%
Alexion Pharmaceuticals Inc.(1)	313,654	$11,329,182
Amgen Inc.(1)	3,465,418	226,049,216
Arena Pharmaceuticals Inc.(1)(2)	353,905	4,098,220
ARIAD Pharmaceuticals Inc.(1)	589,342	2,657,932
ArQule Inc.(1)	261,873	1,476,964
Barrier Therapeutics Inc.(1)	279,070	1,825,118
Biocryst Pharmaceuticals Inc.(1)	291,537	4,177,725
Biogen Idec Inc.(1)	1,245,901	57,722,593
Celgene Corp.(1)	1,420,348	67,367,106
Cell Genesys Inc.(1)(2)	604,315	3,033,661
Cotherix Inc.(1)	291,484	2,509,677
Crucell NV ADR(1)	101,700	2,113,326
CuraGen Corp.(1)(2)	519,169	1,817,091
Curis Inc.(1)	367,600	496,260
Cytokinetics Inc.(1)	312,854	1,967,852
deCODE genetics Inc.(1)(2)	630,363	3,901,947
Digene Corp.(1)	310,965	12,046,784
Diversa Corp.(1)	462,905	4,471,662
Encysive Pharmaceuticals Inc.(1)(2)	533,299	3,695,762
Enzon Pharmaceuticals Inc.(1)	541,344	4,081,734
Exelixis Inc.(1)	1,054,880	10,601,544
Gene Logic Inc.(1)	235,477	317,894
Genitope Corp.(1)	372,680	2,355,338
Genomic Health Inc.(1)	90,676	1,067,257
Genzyme Corp.(1)	845,250	51,602,512
Geron Corp.(1)(2)	772,443	5,329,857
GTx Inc.(1)	86,572	787,805
Harvard Bioscience Inc.(1)	264,958	1,179,063
Human Genome Sciences Inc.(1)	664,879	7,114,205
ICOS Corp.(1)(2)	276,068	6,070,735
Illumina Inc.(1)	392,193	11,632,444
Immunogen Inc.(1)	333,408	1,043,567
Immunomedics Inc.(1)(2)	597,608	1,577,685
Incyte Corp.(1)	896,715	4,124,889
Inhibitex Inc.(1)(2)	77,054	136,386
InterMune Inc.(1)(2)	483,896	7,960,089
Invitrogen Corp.(1)	216,657	14,314,528
Keryx Biopharmaceuticals Inc.(1)	470,176	6,676,499
Kosan Biosciences Inc.(1)	204,340	817,360
Lexicon Genetics Inc.(1)	632,016	2,774,550
LifeCell Corp.(1)	288,602	8,923,574
MedImmune Inc.(1)	858,538	23,266,380
Millennium Pharmaceuticals Inc.(1)	1,135,047	11,316,419
Momenta Pharmaceuticals Inc.(1)	312,715	3,974,608
Monogram Biosciences Inc.(1)	1,330,083	2,633,564
Myogen Inc.(1)	360,621	10,458,009
Myriad Genetics Inc.(1)	350,914	8,860,578
Nektar Therapeutics(1)(2)	1,040,477	19,082,348

Neurochem Inc.(1)(2)	452,994	4,770,027
Northfield Laboratories Inc.(1)(2)	228,625	2,261,101
Novavax Inc.(1)(2)	617,067	3,110,018
Orchid Cellmark Inc.(1)	204,961	571,841
Oscient Pharmaceuticals Corp.(1)	940,055	808,447
Panacos Pharmaceuticals Inc.(1)	569,569	3,144,021
PDL BioPharma Inc.(1)	813,235	14,971,656
Qiagen NV(1)(2)	846,073	11,608,122
Regeneron Pharmaceuticals Inc.(1)	766,003	9,820,158
Savient Pharmaceuticals Inc.(1)	580,996	3,050,229
Seattle Genetics Inc.(1)	449,357	2,067,042
Serologicals Corp.(1)	378,785	11,909,000
Sirna Therapeutics Inc.(1)	604,961	3,448,278
StemCells Inc.(1)(2)	741,921	1,520,938
SuperGen Inc.(1)	527,448	1,914,636
Telik Inc.(1)(2)	549,320	9,063,780
Tercica Inc.(1)(2)	349,411	1,848,384
Third Wave Technologies Inc.(1)	441,049	1,314,326
Vasogen Inc.(1)(2)	907,258	430,948
Vertex Pharmaceuticals Inc.(1)(2)	982,253	36,058,508
XOMA Ltd.(1)	1,423,230	2,419,491

		768,950,450
COMMERCIAL SERVICES—0.26%
Albany Molecular Research Inc.(1)	364,748	3,895,509

		3,895,509
HEALTH CARE-PRODUCTS—2.33%
Cerus Corp.(1)	234,286	1,670,459
Columbia Laboratories Inc.(1)	159,422	557,977
EPIX Pharmaceuticals Inc.(1)	257,962	1,122,135
Gen-Probe Inc.(1)	332,962	17,973,289
Solexa Inc.(1)	195,542	1,662,107
TECHNE Corp.(1)	240,939	12,268,614

		35,254,581
PHARMACEUTICALS—46.71%
Abraxis BioScience Inc.(1)	784,822	18,710,156
ACADIA Pharmaceuticals Inc.(1)	289,715	2,445,195
Adams Respiratory Therapeutics Inc.(1)	263,939	11,776,958
Adolor Corp.(1)	586,762	14,674,918
Alkermes Inc.(1)	760,458	14,387,865
Alnylam Pharmaceuticals Inc.(1)	314,677	4,745,329
Amylin Pharmaceuticals Inc.(1)(2)	547,988	27,054,168
Anadys Pharmaceuticals Inc.(1)	280,026	817,676
Angiotech Pharmaceuticals Inc.(1)	429,449	5,046,026
Antigenics Inc.(1)(2)	440,312	933,461
Array BioPharma Inc.(1)	275,131	2,366,127
Aspreva Pharmaceuticals Corp.(1)(2)	187,319	5,083,838
AtheroGenics Inc.(1)(2)	558,251	7,285,176
AVI BioPharma Inc.(1)(2)	544,201	2,040,754
Axcan Pharma Inc.(1)	744,858	9,774,176
Bioenvision Inc.(1)	409,261	2,181,361
BioMarin Pharmaceutical Inc.(1)	975,630	14,019,803
Cardiome Pharma Corp.(1)	273,775	2,420,171
Cell Therapeutics Inc.(1)(2)	892,577	1,285,311
Cephalon Inc.(1)(2)	259,328	15,585,613
CollaGenex Pharmaceuticals Inc.(1)	114,054	1,366,367
Connetics Corp.(1)	452,583	5,322,376
Cubist Pharmaceuticals Inc.(1)(2)	607,133	15,287,609
CV Therapeutics Inc.(1)	572,812	8,002,184

Cypress Bioscience Inc.(1)	365,822	2,246,147
Dendreon Corp.(1)	673,364	3,259,082
Depomed Inc.(1)	416,626	2,445,595
Discovery Laboratories Inc.(1)	572,259	1,196,021
DOV Pharmaceutical Inc.(1)	212,261	449,993
Draxis Health Inc.(1)	5,915	26,263
Durect Corp.(1)	605,095	2,341,718
Dyax Corp.(1)	477,433	1,403,653
Endo Pharmaceuticals Holdings Inc.(1)	625,746	20,637,103
Flamel Technologies SA ADR(1)	254,651	4,703,404
Genta Inc.(1)	1,753,623	2,875,942
Gilead Sciences Inc.(1)	1,485,851	87,902,945
Hi-Tech Pharmacal Co. Inc.(1)	146,164	2,421,938
Hollis-Eden Pharmaceuticals Inc.(1)(2)	225,734	1,081,266
Idenix Pharmaceuticals Inc.(1)(2)	474,097	4,456,512
ImClone Systems Inc.(1)	359,754	13,900,895
Indevus Pharmaceuticals Inc.(1)	412,541	2,256,599
Inspire Pharmaceuticals Inc.(1)	627,441	2,917,601
Introgen Therapeutics Inc.(1)(2)	292,863	1,244,668
Isis Pharmaceuticals Inc.(1)	684,766	4,142,834
ISTA Pharmaceuticals Inc.(1)	252,540	1,823,339
Kos Pharmaceuticals Inc.(1)	401,385	15,100,104
MannKind Corp.(1)	549,130	11,701,960
Matrixx Initiatives Inc.(1)	96,012	1,493,947
Medarex Inc.(1)	1,600,370	15,379,556
Medicines Co. (The)(1)	344,606	6,737,047
MGI Pharma Inc.(1)	613,989	13,200,763
Nabi Biopharmaceuticals(1)	736,625	4,228,227
Nastech Pharmaceutical Co. Inc.(1)	216,395	3,419,041
NeoPharm Inc.(1)	241,858	1,289,103
Neurocrine Biosciences Inc.(1)	191,800	2,033,080
New River Pharmaceuticals Inc.(1)(2)	214,541	6,114,418
NitroMed Inc.(1)(2)	379,615	1,833,540
Noven Pharmaceuticals Inc.(1)	204,263	3,656,308
NPS Pharmaceuticals Inc.(1)	403,175	1,967,494
Nuvelo Inc.(1)	463,120	7,710,948
Onyx Pharmaceuticals Inc.(1)(2)	531,382	8,943,159
OSI Pharmaceuticals Inc.(1)(2)	477,952	15,753,298
Pain Therapeutics Inc.(1)(2)	364,013	3,039,509
Penwest Pharmaceuticals Co.(1)	203,850	4,450,046
Perrigo Co.	875,297	14,092,282
Pharmacyclics Inc.(1)	199,798	771,220
Pharmion Corp.(1)	345,807	5,889,093
POZEN Inc.(1)(2)	303,519	2,136,774
Progenics Pharmaceuticals Inc.(1)	271,305	6,527,598
QLT Inc.(1)	738,127	5,225,939
Renovis Inc.(1)	287,744	4,405,361
Rigel Pharmaceuticals Inc.(1)	245,815	2,391,780
Salix Pharmaceuticals Ltd.(1)	482,400	5,933,520
Santarus Inc.(1)(2)	484,142	3,219,544
SciClone Pharmaceuticals Inc.(1)	455,054	1,042,074
Sciele Pharma Inc.(1)	365,913	8,485,522
Sepracor Inc.(1)(2)	491,144	28,063,968
Shire PLC ADR	466,306	20,624,714
Tanox Inc.(1)	570,310	7,887,387
Taro Pharmaceutical Industries Ltd.(1)(2)	148,248	1,572,911
Teva Pharmaceutical Industries Ltd. ADR	2,004,664	63,327,336
Threshold Pharmaceuticals Inc.(1)	437,060	1,529,710
Trimeris Inc.(1)	306,996	3,527,384
United Therapeutics Inc.(1)	254,574	14,706,740
ViaCell Inc.(1)	281,851	1,282,422

ViroPharma Inc.(1)	645,286	5,562,365
VIVUS Inc.(1)	415,351	1,599,101
Zymogenetics Inc.(1)	740,789	14,052,767

		708,255,196

TOTAL COMMON STOCKS
(Cost: $1,933,641,408)		1,516,355,736

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.83%

CERTIFICATES OF DEPOSIT(3)—0.28%
Credit Suisse First Boston NY
5.28%, 04/23/07	$135,591	135,591
Fortis Bank NY
4.43%, 07/20/06	338,821	338,821
Societe Generale
5.33%, 12/08/06	1,355,905	1,355,905
Toronto-Dominion Bank
3.94%, 07/10/06	677,953	677,953
Washington Mutual Bank
5.28%, 08/07/06	677,953	677,953
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,084,724	1,084,724

		4,270,947
COMMERCIAL PAPER(3)—2.13%

Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	3,785,390	3,764,132
ASAP Funding Ltd.
5.21%, 08/08/06(4)	650,835	647,444
Barton Capital Corp.
5.29%, 08/01/06(4)	1,296,096	1,290,573
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	515,244	514,030
CC USA Inc.
5.03%, 10/24/06(4)	271,181	266,900
Chariot Funding LLC
5.30%, 07/28/06(4)	1,021,471	1,017,712
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	2,974,382	2,973,539
Curzon Funding LLC
5.30%, 07/31/06(4)	1,355,905	1,350,316
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,000,279	976,927
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	2,870,099	2,860,034
Five Finance Inc.
5.19%, 12/01/06(4)	610,157	596,875
General Electric Capital Services Inc.
5.22%, 12/11/06	135,591	132,425
Govco Inc.
5.22%, 08/03/06(4)	1,355,905	1,349,811
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	461,008	453,864

Jupiter Securitization Corp.
5.29%, 07/27/06(4)	338,976	337,781
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	1,247,162	1,244,076
Landale Funding LLC
5.30%, 08/15/06(4)	1,491,496	1,482,054
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	2,099,348	2,083,378
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	1,369,465	1,365,446
Prudential Funding LLC
5.22%, 07/31/06	677,953	675,200
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	1,355,905	1,352,550
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	1,588,701	1,587,801
Scaldis Capital LLC
5.30%, 07/25/06(4)	847,536	844,791
Sydney Capital Corp.
5.10%, 07/07/06(4)	1,483,225	1,482,384
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	1,657,310	1,653,209

		32,303,252
MEDIUM-TERM NOTES(3)—0.24%
Bank of America N.A.
5.28%, 04/20/07	338,976	338,976
Dorada Finance Inc.
3.93%, 07/07/06(4)	420,331	420,330
K2 USA LLC
3.94%, 07/07/06(4)	813,543	813,543
Marshall & Ilsley Bank
5.18%, 12/15/06	1,355,905	1,358,015
Sigma Finance Inc.
5.13%, 03/30/07(4)	474,567	474,567
US Bank N.A.
2.85%, 11/15/06	271,181	269,335

		3,674,766
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	225,489	225,489

		225,489
REPURCHASE AGREEMENTS(3)—1.72%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,713,022 (collateralized by non-U.S. Government debt securities, value $2,797,020, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$2,711,811	2,711,811
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $2,034,768 (collateralized by non-U.S. Government debt securities, value $2,240,364, 2.12% to 6.47%, 11/25/34 to 12/25/42).	2,033,858	2,033,858

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,713,022 (collateralized by non-U.S. Government debt securities, value $2,785,409, 5.36% to 6.00%, 12/25/35 to 12/25/42).	2,711,811	2,711,811
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,391,278 (collateralized by non-U.S. Government debt securities, value $3,793,568, 0.00% to 10.00%, 6/1/28 to 12/15/35).	3,389,764	3,389,764
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $813,913 (collateralized by non-U.S. Government debt securities, value $920,965, 0.00% to 10.00%, 9/10/34 to 5/9/36).	813,543	813,543
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,356,511 (collateralized by non-U.S. Government debt securities, value $1,384,932, 5.22% to 5.42%, 7/3/06).	1,355,905	1,355,905
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,170,436 (collateralized by non-U.S. Government debt securities, value $2,281,065, 0.00% to 10.00%, 1/1/10 to 6/6/16).	2,169,449	2,169,449
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,356,511 (collateralized by non-U.S. Government debt securities, value $1,398,538, 6.38% to 8.49%, 1/7/09 to 2/23/36).	1,355,905	1,355,905
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,356,511 (collateralized by non-U.S. Government debt securities, value $1,398,556, 0.07% to 7.75%, 2/22/11 to 12/15/45).	1,355,905	1,355,905
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,713,022 (collateralized by non-U.S. Government debt securities, value $2,851,361, 0.00% to 8.57%, 6/25/23 to 4/25/46).	2,711,811	2,711,811
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,356,511 (collateralized by non-U.S. Government debt securities, value $1,426,900, 3.79% to 7.22%, 5/15/07 to 3/15/42).	1,355,905	1,355,905
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $474,783 (collateralized by non-U.S. Government debt securities, value $502,377, 0.00% to 10.00%, 7/3/06 to 6/30/36).	474,567	474,567
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $998,381 (collateralized by non-U.S. Government debt securities, value $1,004,755, 0.00% to 10.00%, 7/3/06 to 6/30/36). (7)	949,134	949,134

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $2,713,027 (collateralized by non-U.S. Government debt securities, value $2,851,331, 0.00% to 10.00%, 1/1/10 to 5/6/16).	2,711,811	2,711,811

		26,101,179
TIME DEPOSITS(3)—0.84%
ABN Amro Bank NV
5.30%, 07/03/06	1,355,905	1,355,905
KBC Bank NV
5.32%, 07/03/06	4,067,716	4,067,716
Societe Generale
5.32%, 07/03/06	3,389,764	3,389,764
UBS AG
5.25%-5.34%, 07/03/06	3,909,198	3,909,198

		12,722,583
VARIABLE & FLOATING RATE NOTES(3)—4.60%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	3,471,118	3,471,605
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	1,016,929	1,016,922
American Express Centurion Bank
5.34%, 07/19/07	1,491,496	1,493,277
American Express Credit Corp.
5.23%, 07/05/07	406,772	407,041
ASIF Global Financing
5.17%, 05/03/07(4)	135,591	135,654
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	881,339	881,339
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	2,305,039	2,305,025
BMW US Capital LLC
5.20%, 07/13/07(4)	1,355,905	1,355,905
BNP Paribas
5.14%, 05/18/07(4)	2,508,425	2,508,425
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	989,811	989,811
Commodore CDO Ltd.
5.38%, 06/12/07(4)	338,976	338,976
Credit Agricole SA
5.31%, 07/23/07	1,355,905	1,355,905
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	1,355,905	1,355,905
DEPFA Bank PLC
5.37%, 06/15/07	1,355,905	1,355,905
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	1,559,291	1,559,414
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	1,355,905	1,355,905
Fifth Third Bancorp
5.28%, 06/22/07(4)	2,711,811	2,711,811
First Tennessee Bank N.A.
5.21%, 08/25/06	406,772	406,777
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	1,016,929	1,016,836
General Electric Capital Corp.
5.25%, 04/09/07	610,157	610,490

Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	2,033,858	2,034,237
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	1,355,905	1,355,905
JP Morgan Chase & Co.
5.12%, 07/02/07	1,016,929	1,016,929
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	2,033,858	2,033,805
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	1,416,947	1,416,946
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,694,882	1,694,331
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	1,491,496	1,491,366
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	658,957	658,956
Marshall & Ilsley Bank
5.18%, 07/13/07	745,748	745,748
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	2,033,858	2,033,858
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	170,844	170,901
Mound Financing PLC
5.11%, 05/08/07(4)	1,274,551	1,274,551
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	1,355,905	1,355,827
National City Bank of Indiana
5.17%, 05/21/07	677,953	678,003
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	3,660,945	3,661,047
Newcastle Ltd.
5.34%, 04/24/07(4)	477,957	477,842
Northern Rock PLC
5.17%, 05/03/07(4)	1,627,087	1,627,126
Principal Life Global Funding I
5.63%, 02/08/07	610,157	611,879
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	1,016,929	1,016,875
Sigma Finance Inc.
5.51%, 06/18/07(4)	1,111,842	1,111,842
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	1,355,905	1,355,905
Strips III LLC
5.37%, 07/24/06(4)	316,966	316,966
SunTrust Bank
5.08%, 05/01/07	1,355,905	1,355,975
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	2,562,661	2,562,388
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,898,268	1,898,267
US Bank N.A.
5.28%, 09/29/06	610,157	610,119
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	2,170,534	2,170,535
Wachovia Bank N.A.
5.36%, 05/22/07	2,711,811	2,711,811
Wells Fargo & Co.
5.19%, 07/13/07(4)	677,953	677,997
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	1,220,315	1,220,301
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	1,340,991	1,336,580

Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	457,944	457,944

		69,775,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,073,906)		149,073,906

TOTAL INVESTMENTS IN SECURITIES—109.85%
(Cost: $2,082,715,314)		1,665,429,642
Other Assets, Less Liabilities—(9.85)%		(149,297,224)

NET ASSETS—100.00%		$1,516,132,418

ADR—American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June	30, 2006

Security	Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—0.24%
Clear Channel Outdoor Holdings Inc. Class A(1)	10,108	$211,864
Donnelley (R.H.) Corp.(1)	14,636	791,369
Getty Images Inc.(1)	14,845	942,806
Harte-Hanks Inc.	15,980	409,727
Interpublic Group of Companies Inc.(1)	124,655	1,040,869
Lamar Advertising Co.(1)	23,662	1,274,435
Omnicom Group Inc.	48,750	4,343,137

		9,014,207
AEROSPACE & DEFENSE—1.97%
Alliant Techsystems Inc.(1)	10,066	768,539
Armor Holdings Inc.(1)	8,563	469,509
Boeing Co. (The)	228,481	18,714,879
DRS Technologies Inc.	11,383	554,921
General Dynamics Corp.	115,352	7,550,942
Goodrich (B.F.) Co.	35,407	1,426,548
L-3 Communications Holdings Inc.	34,851	2,628,462
Lockheed Martin Corp.	104,648	7,507,448
Northrop Grumman Corp.	98,231	6,292,678
Raytheon Co.	127,495	5,682,452
Rockwell Collins Inc.	48,889	2,731,428
United Technologies Corp.	288,857	18,319,311

		72,647,117
AGRICULTURE—1.75%
Altria Group Inc.	596,685	43,814,580
Archer-Daniels-Midland Co.	187,006	7,719,608
Loews Corp. - Carolina Group	26,657	1,369,370
Monsanto Co.	77,317	6,509,318
Reynolds American Inc.	24,532	2,828,540
UST Inc.	46,119	2,084,118

		64,325,534
AIRLINES—0.21%
AMR Corp.(1)	60,229	1,531,021
Continental Airlines Inc. Class B(1)	25,062	746,848
Southwest Airlines Co.	229,335	3,754,214
UAL Corp.(1)	28,150	873,213
US Airways Group Inc.(1)	17,378	878,284

		7,783,580
APPAREL—0.34%
Coach Inc.(1)	110,001	3,289,030
Jones Apparel Group Inc.	32,164	1,022,494
Liz Claiborne Inc.	29,864	1,106,760
Nike Inc. Class B	55,130	4,465,530
Polo Ralph Lauren Corp.	17,450	958,005
VF Corp.	25,093	1,704,317

		12,546,136

AUTO MANUFACTURERS—0.34%
Ford Motor Co.	515,685	3,573,697
General Motors Corp.(2)	134,944	4,019,982
Oshkosh Truck Corp.	21,037	999,678
PACCAR Inc.	47,640	3,924,583

		12,517,940
AUTO PARTS & EQUIPMENT—0.21%
Autoliv Inc.	23,701	1,340,766
BorgWarner Inc.	16,357	1,064,841
Goodyear Tire & Rubber Co. (The)(1)	50,637	562,071
Johnson Controls Inc.	55,710	4,580,476
TRW Automotive Holdings Corp.(1)	12,454	339,745

		7,887,899
BANKS—6.54%
AmSouth Bancorp	98,890	2,615,640
Associated Bancorp	37,787	1,191,424
BancorpSouth Inc.	22,662	617,539
Bank of America Corp.	1,304,026	62,723,651
Bank of Hawaii Corp.	14,532	720,787
Bank of New York Co. Inc. (The)	217,729	7,010,874
BB&T Corp.	156,157	6,494,570
BOK Financial Corp.	6,232	309,543
City National Corp.	11,916	775,612
Colonial BancGroup Inc. (The)	44,176	1,134,440
Comerica Inc.	46,414	2,413,064
Commerce Bancorp Inc.	52,632	1,877,383
Commerce Bancshares Inc.	19,084	955,154
Compass Bancshares Inc.	36,899	2,051,584
Cullen/Frost Bankers Inc.	15,746	902,246
East West Bancorp Inc.	17,349	657,701
Fifth Third Bancorp	136,440	5,041,458
First Citizens BancShares Inc. Class A	1,720	344,860
First Horizon National Corp.	35,213	1,415,563
Fulton Financial Corp.	49,600	789,632
Huntington Bancshares Inc.	70,088	1,652,675
Investors Financial Services Corp.	18,790	843,671
KeyCorp	115,499	4,121,004
M&T Bank Corp.	21,727	2,562,048
Marshall & Ilsley Corp.	72,336	3,308,649
Mellon Financial Corp.	118,174	4,068,731
Mercantile Bankshares Corp.	35,209	1,255,905
National City Corp.	163,196	5,906,063
North Fork Bancorp Inc.	132,927	4,010,408
Northern Trust Corp.	62,307	3,445,577
PNC Financial Services Group	84,580	5,934,979
Popular Inc.	79,542	1,527,206
Regions Financial Corp.	130,336	4,316,728
Sky Financial Group Inc.	28,789	679,708
South Financial Group Inc. (The)	21,428	565,913
State Street Corp.	94,969	5,516,749
SunTrust Banks Inc.	103,907	7,923,948
Synovus Financial Corp.	77,375	2,072,102
TCF Financial Corp.	37,690	996,900
TD Banknorth Inc.	28,800	848,160
U.S. Bancorp	508,604	15,705,692
UnionBanCal Corp.	15,293	987,775
Valley National Bancorp	31,810	817,835
Wachovia Corp.	459,628	24,856,682
Webster Financial Corp.	15,084	715,585

Wells Fargo & Co.	480,066	32,202,827
Whitney Holding Corp.	18,772	663,966
Wilmington Trust Corp.	19,491	822,130
Zions Bancorporation	30,321	2,363,219

		240,735,560
BEVERAGES—1.94%
Anheuser-Busch Companies Inc.	220,828	10,067,549
Brown-Forman Corp. Class B	17,613	1,258,449
Coca-Cola Co. (The)	582,287	25,049,987
Coca-Cola Enterprises Inc.	87,268	1,777,649
Constellation Brands Inc.(1)	56,769	1,419,225
Hansen Natural Corp.(1)	4,358	829,632
Molson Coors Brewing Co. Class B	13,954	947,198
Pepsi Bottling Group Inc.	39,328	1,264,395
PepsiAmericas Inc.	17,833	394,288
PepsiCo Inc.	472,201	28,350,948

		71,359,320
BIOTECHNOLOGY—1.47%
Amgen Inc.(1)	336,962	21,980,031
Biogen Idec Inc.(1)	98,259	4,552,339
Celgene Corp.(1)	99,272	4,708,471
Charles River Laboratories International Inc.(1)	20,611	758,485
Genentech Inc.(1)	133,376	10,910,157
Genzyme Corp.(1)	74,394	4,541,754
Invitrogen Corp.(1)	15,204	1,004,528
MedImmune Inc.(1)	71,082	1,926,322
Millennium Pharmaceuticals Inc.(1)	89,953	896,831
Millipore Corp.(1)	15,193	957,007
PDL BioPharma Inc.(1)	32,709	602,173
Vertex Pharmaceuticals Inc.(1)	31,480	1,155,631

		53,993,729
BUILDING MATERIALS—0.32%
American Standard Companies Inc.	50,903	2,202,573
Eagle Materials Inc.	14,379	683,002
Florida Rock Industries Inc.	13,700	680,479
Lennox International Inc.	17,224	456,092
Martin Marietta Materials Inc.	13,067	1,191,057
Masco Corp.	113,500	3,364,140
USG Corp.(1)	10,944	798,146
Vulcan Materials Co.	28,749	2,242,422

		11,617,911
CHEMICALS—1.46%
Air Products & Chemicals Inc.	64,058	4,094,587
Airgas Inc.	19,327	719,931
Albemarle Corp.	11,224	537,405
Ashland Inc.	18,215	1,214,940
Cabot Corp.	18,123	625,606
Celanese Corp. Class A	21,703	443,175
Chemtura Corp.	68,662	641,303
Cytec Industries Inc.	11,786	632,437
Dow Chemical Co. (The)	274,810	10,725,834
Du Pont (E.I.) de Nemours and Co.	263,254	10,951,366
Eastman Chemical Co.	23,363	1,261,602
Ecolab Inc.	51,534	2,091,250
FMC Corp.	11,175	719,558
Huntsman Corp.(1)	25,768	446,302
International Flavors & Fragrances Inc.	25,957	914,725
Lubrizol Corp.	19,538	778,589
Lyondell Chemical Co.	61,978	1,404,421

Mosaic Co. (The)(1)	37,533	587,391
PPG Industries Inc.	47,330	3,123,780
Praxair Inc.	92,331	4,985,874
Rohm & Haas Co.	45,937	2,302,362
RPM International Inc.	33,877	609,786
Sherwin-Williams Co. (The)	32,262	1,531,800
Sigma-Aldrich Corp.	19,130	1,389,603
Valhi Inc.	2,083	51,138
Valspar Corp. (The)	29,048	767,158
Westlake Chemical Corp.	3,873	115,415

		53,667,338
COAL—0.27%
Arch Coal Inc.	40,862	1,731,323
CONSOL Energy Inc.	52,348	2,445,699
Foundation Coal Holdings Inc.	13,019	610,982
Massey Energy Co.	23,426	843,336
Peabody Energy Corp.	75,648	4,217,376

		9,848,716
COMMERCIAL SERVICES—1.14%
ADESA Inc.	25,678	571,079
Alliance Data Systems Corp.(1)	23,207	1,365,036
Apollo Group Inc. Class A(1)	39,841	2,058,584
ARAMARK Corp. Class B	33,835	1,120,277
Block (H & R) Inc.	93,845	2,239,142
Career Education Corp.(1)	27,906	834,110
Cendant Corp.	285,819	4,655,992
ChoicePoint Inc.(1)	24,596	1,027,375
Convergys Corp.(1)	40,041	780,799
Corporate Executive Board Co. (The)	11,438	1,146,088
Corrections Corp. of America(1)	11,456	606,481
Donnelley (R.R.) & Sons Co.	61,751	1,972,944
Equifax Inc.	36,740	1,261,652
Hewitt Associates Inc. Class A(1)	15,157	340,729
Iron Mountain Inc.(1)	32,751	1,224,232
ITT Educational Services Inc.(1)	12,500	822,625
Laureate Education Inc.(1)	12,463	531,298
Manpower Inc.	25,047	1,618,036
McKesson Corp.	86,903	4,108,774
Moody’s Corp.	69,386	3,778,762
Paychex Inc.	96,041	3,743,678
Pharmaceutical Product Development Inc.	28,861	1,013,598
Quanta Services Inc.(1)	31,157	539,951
Robert Half International Inc.	42,953	1,804,026
Service Corp. International	84,512	687,928
ServiceMaster Co. (The)	83,072	858,134
United Rentals Inc.(1)	18,475	590,830
Weight Watchers International Inc.	13,225	540,770

		41,842,930
COMPUTERS—3.53%
Affiliated Computer Services Inc. Class A(1)	32,154	1,659,468
Apple Computer Inc.(1)	243,034	13,882,102
Cadence Design Systems Inc.(1)	80,726	1,384,451
Ceridian Corp.(1)	41,981	1,026,016
Cognizant Technology Solutions Corp.(1)	40,119	2,702,817
Computer Sciences Corp.(1)	53,291	2,581,416
Dell Inc.(1)	659,226	16,091,707
Diebold Inc.	19,247	781,813
DST Systems Inc.(1)	16,891	1,005,014
Electronic Data Systems Corp.	148,144	3,564,345
EMC Corp.(1)	675,683	7,412,243

FactSet Research Systems Inc.	11,907	563,201
Hewlett-Packard Co.	800,784	25,368,837
International Business Machines Corp.	443,027	34,033,334
Lexmark International Inc.(1)	30,094	1,680,148
National Instruments Corp.	16,064	440,154
NCR Corp.(1)	52,007	1,905,536
Network Appliance Inc.(1)	106,918	3,774,205
Reynolds & Reynolds Co. (The) Class A	17,925	549,760
SanDisk Corp.(1)	55,816	2,845,500
Sun Microsystems Inc.(1)	999,478	4,147,834
Synopsys Inc.(1)	41,100	771,447
Unisys Corp.(1)	98,016	615,540
Western Digital Corp.(1)	63,065	1,249,318

		130,036,206
COSMETICS & PERSONAL CARE—1.83%
Alberto-Culver Co.	22,264	1,084,702
Avon Products Inc.	128,669	3,988,739
Colgate-Palmolive Co.	147,067	8,809,313
Estee Lauder Companies Inc. (The) Class A	35,531	1,373,984
Procter & Gamble Co.	937,684	52,135,230

		67,391,968
DISTRIBUTION & WHOLESALE—0.24%
CDW Corp.	16,790	917,573
Fastenal Co.	35,912	1,446,894
Genuine Parts Co.	49,343	2,055,629
Grainger (W.W.) Inc.	21,855	1,644,152
Ingram Micro Inc. Class A(1)	40,081	726,669
Pool Corp.	15,129	660,078
Tech Data Corp.(1)	15,885	608,554
WESCO International Inc.(1)	13,822	953,718

		9,013,267
DIVERSIFIED FINANCIAL SERVICES—7.86%
Affiliated Managers Group Inc.(1)	8,949	777,579
American Express Co.	309,204	16,455,837
AmeriCredit Corp.(1)(2)	37,271	1,040,606
Ameriprise Financial Inc.	61,383	2,741,979
Bear Stearns Companies Inc. (The)	34,464	4,827,717
BlackRock Inc.	5,663	788,120
Capital One Financial Corp.	86,595	7,399,543
CBOT Holdings Inc. Class A(1)	15,093	1,804,972
Chicago Mercantile Exchange Holdings Inc.	9,900	4,862,385
CIT Group Inc.	56,963	2,978,595
Citigroup Inc.	1,420,538	68,526,753
Countrywide Financial Corp.	173,627	6,611,716
E*TRADE Financial Corp.(1)	121,853	2,780,685
Eaton Vance Corp.	33,055	825,053
Edwards (A.G.) Inc.	21,876	1,210,180
Federal Home Loan Mortgage Corp.	197,734	11,272,815
Federal National Mortgage Association	277,232	13,334,859
Federated Investors Inc. Class B	26,165	824,197
First Marblehead Corp. (The)(2)	8,735	497,371
Franklin Resources Inc.	48,732	4,230,425
Goldman Sachs Group Inc. (The)	109,013	16,398,826
IndyMac Bancorp Inc.	18,724	858,495
IntercontinentalExchange Inc.(1)	5,827	337,616
Investment Technology Group Inc.(1)	12,367	628,986
Janus Capital Group Inc.	60,475	1,082,502
Jefferies Group Inc.	33,869	1,003,538
JP Morgan Chase & Co.	992,858	41,700,036
Legg Mason Inc.	36,444	3,626,907

Lehman Brothers Holdings Inc.	152,999	9,967,885
MasterCard Inc. Class A(1)	17,587	844,176
Merrill Lynch & Co. Inc.	263,265	18,312,713
Morgan Stanley	306,066	19,346,432
Nasdaq Stock Market Inc. (The)(1)	27,005	807,449
Nelnet Inc. Class A(1)	5,546	224,890
Nuveen Investments Inc. Class A	22,634	974,394
NYSE Group Inc.(1)	44,549	3,050,716
Raymond James Financial Inc.	25,891	783,721
Rowe (T.) Price Group Inc.	75,887	2,869,287
Schwab (Charles) Corp. (The)	298,516	4,770,286
SLM Corp.	117,406	6,213,126
Student Loan Corp. (The)	1,143	230,886
TD Ameritrade Holding Corp.	89,036	1,318,623

		289,142,877
ELECTRIC—3.31%
AES Corp. (The)(1)	188,116	3,470,740
Allegheny Energy Inc.(1)	46,675	1,730,242
Alliant Energy Corp.	33,587	1,152,034
Ameren Corp.	58,678	2,963,239
American Electric Power Co. Inc.	112,562	3,855,248
CenterPoint Energy Inc.	88,977	1,112,212
CMS Energy Corp.(1)	63,193	817,717
Consolidated Edison Inc.	70,231	3,121,066
Constellation Energy Group Inc.	51,135	2,787,880
Dominion Resources Inc.	99,311	7,427,470
DPL Inc.	34,743	931,112
DTE Energy Co.	50,798	2,069,511
Duke Energy Corp.	353,218	10,374,013
Edison International	93,101	3,630,939
Energy East Corp.	42,199	1,009,822
Entergy Corp.	59,419	4,203,894
Exelon Corp.	190,970	10,852,825
FirstEnergy Corp.	94,251	5,109,347
FPL Group Inc.	115,517	4,780,093
Great Plains Energy Inc.	22,710	632,701
Hawaiian Electric Industries Inc.(2)	23,180	646,954
MDU Resources Group Inc.	34,281	1,255,027
Mirant Corp.(1)	85,731	2,297,591
Northeast Utilities	43,881	907,020
NRG Energy Inc.(1)	39,141	1,885,813
NSTAR	30,521	872,901
OGE Energy Corp.	25,938	908,608
Pepco Holdings Inc.	54,398	1,282,705
PG&E Corp.	99,203	3,896,694
Pinnacle West Capital Corp.	28,346	1,131,289
PPL Corp.	108,727	3,511,882
Progress Energy Inc.	72,286	3,098,901
Public Service Enterprise Group Inc.	71,858	4,751,251
Puget Energy Inc.	33,156	712,191
Reliant Energy Inc.(1)	87,624	1,049,736
SCANA Corp.	32,999	1,273,101
Sierra Pacific Resources Corp.(1)	57,402	803,628
Southern Co. (The)	212,041	6,795,914
TECO Energy Inc.	59,654	891,231
TXU Corp.	130,513	7,803,372
Wisconsin Energy Corp.	33,427	1,347,108
WPS Resources Corp.	12,292	609,683
Xcel Energy Inc.	115,868	2,222,348

		121,987,053

ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
American Power Conversion Corp.	48,860	952,281
AMETEK Inc.	20,255	959,682
Emerson Electric Co.	117,290	9,830,075
Energizer Holdings Inc.(1)	17,658	1,034,229
Hubbell Inc. Class B	17,372	827,776
Molex Inc.	39,245	1,317,455

		14,921,498
ELECTRONICS—0.65%
Agilent Technologies Inc.(1)	121,730	3,841,799
Amphenol Corp. Class A	25,600	1,432,576
Applera Corp. - Applied Biosystems Group	52,879	1,710,636
Arrow Electronics Inc.(1)	34,813	1,120,979
Avnet Inc.(1)	36,621	733,152
AVX Corp.	14,479	228,623
Dolby Laboratories Inc. Class A(1)	9,996	232,907
Fisher Scientific International Inc.(1)	35,475	2,591,449
Gentex Corp.	43,937	615,118
Jabil Circuit Inc.	52,139	1,334,758
Mettler Toledo International Inc.(1)	11,649	705,580
PerkinElmer Inc.	36,182	756,204
Sanmina-SCI Corp.(1)	152,257	700,382
Solectron Corp.(1)	255,442	873,612
Symbol Technologies Inc.	72,513	782,415
Tektronix Inc.	23,900	703,138
Thermo Electron Corp.(1)	46,774	1,695,090
Thomas & Betts Corp.(1)	17,835	914,935
Trimble Navigation Ltd.(1)	15,612	696,920
Vishay Intertechnology Inc.(1)	48,114	756,833
Waters Corp.(1)	29,577	1,313,219

		23,740,325
ENERGY - ALTERNATE SOURCES—0.02%
Covanta Holding Corp.(1)	32,580	575,037

		575,037
ENGINEERING & CONSTRUCTION—0.13%
Fluor Corp.	25,019	2,325,016
Jacobs Engineering Group Inc.(1)	16,746	1,333,651
Shaw Group Inc. (The)(1)	22,937	637,649
URS Corp.(1)	14,617	613,914

		4,910,230
ENTERTAINMENT—0.23%
DreamWorks Animation SKG Inc. Class A(1)	11,592	265,457
GTECH Holdings Corp.	36,392	1,265,714
International Game Technology Inc.	96,895	3,676,196
International Speedway Corp. Class A	10,072	467,039
Penn National Gaming Inc.(1)	20,660	801,195
Regal Entertainment Group Class A(2)	18,025	366,268
Scientific Games Corp. Class A(1)	18,908	673,503
Warner Music Group Corp.	26,360	777,093

		8,292,465
ENVIRONMENTAL CONTROL—0.25%
Allied Waste Industries Inc.(1)	71,315	810,138
Nalco Holding Co.(1)	30,339	534,877
Republic Services Inc.	33,955	1,369,745
Stericycle Inc.(1)	12,648	823,385
Waste Management Inc.	155,769	5,588,992

		9,127,137

FOOD—1.48%
Campbell Soup Co.	67,989	2,523,072
ConAgra Foods Inc.	148,408	3,281,301
Corn Products International Inc.	21,188	648,353
Dean Foods Co.(1)	38,865	1,445,389
Del Monte Foods Co.	57,063	640,817
General Mills Inc.	101,708	5,254,235
Heinz (H.J.) Co.	95,730	3,945,991
Hershey Co. (The)	50,412	2,776,189
Hormel Foods Corp.	21,081	782,948
Kellogg Co.	70,581	3,418,238
Kraft Foods Inc.	60,277	1,862,559
Kroger Co.	206,539	4,514,943
McCormick & Co. Inc. NVS	37,857	1,270,102
Safeway Inc.	128,617	3,344,042
Sara Lee Corp.	217,210	3,479,704
Smithfield Foods Inc.(1)	28,237	814,073
Smucker (J.M.) Co. (The)	16,632	743,450
SUPERVALU Inc.	58,476	1,795,213
Sysco Corp.	176,745	5,401,327
Tyson Foods Inc. Class A	63,471	943,179
Whole Foods Market Inc.	40,029	2,587,475
Wrigley (William Jr.) Co.	67,084	3,042,930

		54,515,530
FOREST PRODUCTS & PAPER—0.43%
International Paper Co.	140,860	4,549,778
Louisiana-Pacific Corp.	30,345	664,555
MeadWestvaco Corp.	51,763	1,445,741
Plum Creek Timber Co. Inc.	52,675	1,869,962
Rayonier Inc.	21,866	828,940
Smurfit-Stone Container Corp.(1)	72,715	795,502
Temple-Inland Inc.	31,573	1,353,535
Weyerhaeuser Co.	70,359	4,379,848

		15,887,861
GAS—0.34%
AGL Resources Inc.	22,269	848,894
Atmos Energy Corp.	23,189	647,205
Energen Corp.	20,994	806,380
KeySpan Corp.	49,995	2,019,798
NiSource Inc.	77,914	1,701,642
ONEOK Inc.	33,546	1,141,906
Sempra Energy	74,034	3,367,066
Southern Union Co.	28,481	770,696
UGI Corp.	30,092	740,865
Vectren Corp.	21,770	593,232

		12,637,684
HAND & MACHINE TOOLS—0.14%
Black & Decker Corp.	21,716	1,834,133
Kennametal Inc.	11,312	704,172
Lincoln Electric Holdings Inc.	12,125	759,631
Snap-On Inc.	16,604	671,134
Stanley Works (The)	23,219	1,096,401

		5,065,471
HEALTH CARE - PRODUCTS—3.19%
Advanced Medical Optics Inc.(1)	19,626	995,038
Bard (C.R.) Inc.	29,591	2,167,837
Bausch & Lomb Inc.	15,322	751,391
Baxter International Inc.	187,111	6,878,200
Beckman Coulter Inc.	18,039	1,002,066
Becton, Dickinson & Co.	70,671	4,320,118

Biomet Inc.	70,315	2,200,156
Boston Scientific Corp.(1)	352,637	5,938,407
Cooper Companies Inc.	12,720	563,369
Cytyc Corp.(1)	32,671	828,537
Dade Behring Holdings Inc.	24,904	1,037,003
DENTSPLY International Inc.	22,560	1,367,136
Edwards Lifesciences Corp.(1)	16,845	765,268
Gen-Probe Inc.(1)	14,742	795,773
Henry Schein Inc.(1)	25,236	1,179,278
Hillenbrand Industries Inc.	17,532	850,302
IDEXX Laboratories Inc.(1)	9,017	677,447
Intuitive Surgical Inc.(1)	10,448	1,232,551
Johnson & Johnson	846,117	50,699,331
Kinetic Concepts Inc.(1)	12,534	553,376
Medtronic Inc.	344,905	16,182,943
Patterson Companies Inc.(1)	39,617	1,383,822
ResMed Inc.(1)	21,548	1,011,679
Respironics Inc.(1)	20,767	710,647
St. Jude Medical Inc.(1)	103,144	3,343,928
Stryker Corp.	85,532	3,601,753
TECHNE Corp.(1)	11,251	572,901
Varian Medical Systems Inc.(1)	37,544	1,777,708
Zimmer Holdings Inc.(1)	70,906	4,021,788

		117,409,753
HEALTH CARE - SERVICES—1.77%
Aetna Inc.	162,021	6,469,499
Brookdale Senior Living Inc.	3,474	155,427
Community Health Systems Inc.(1)	28,087	1,032,197
Covance Inc.(1)	13,712	839,449
Coventry Health Care Inc.(1)	45,864	2,519,768
DaVita Inc.(1)	29,518	1,467,045
HCA Inc.	110,657	4,774,850
Health Management Associates Inc. Class A	68,800	1,356,048
Health Net Inc.(1)	32,954	1,488,532
Humana Inc.(1)	47,048	2,526,478
Laboratory Corp. of America Holdings(1)	35,633	2,217,442
LifePoint Hospitals Inc.(1)	16,427	527,800
Lincare Holdings Inc.(1)	27,324	1,033,940
Manor Care Inc.	22,577	1,059,313
Pediatrix Medical Group Inc.(1)	13,859	627,813
Quest Diagnostics Inc.	45,245	2,711,080
Sierra Health Services Inc.(1)	15,997	720,345
Tenet Healthcare Corp.(1)	134,490	938,740
Triad Hospitals Inc.(1)	25,016	990,133
UnitedHealth Group Inc.	384,906	17,236,091
Universal Health Services Inc. Class B	13,065	656,647
Wellcare Health Plans Inc.(1)	9,337	457,980
WellPoint Inc.(1)	182,146	13,254,764

		65,061,381
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	46,640	1,361,422
Walter Industries Inc.	12,431	716,647

		2,078,069
HOME BUILDERS—0.34%
Beazer Homes USA Inc.	11,539	529,294
Centex Corp.	34,681	1,744,454
Horton (D.R.) Inc.	89,346	2,128,222
KB Home	23,053	1,056,980
Lennar Corp. Class A	38,972	1,729,188
M.D.C. Holdings Inc.	9,860	512,030

NVR Inc.(1)	1,331	653,854
Pulte Homes Inc.	60,785	1,750,000
Ryland Group Inc.	13,031	567,761
Standard-Pacific Corp.	18,971	487,555
Thor Industries Inc.	10,172	492,833
Toll Brothers Inc.(1)	36,932	944,351

		12,596,522
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	19,118	1,632,104
Whirlpool Corp.	20,835	1,722,013

		3,354,117
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	26,943	1,564,311
Church & Dwight Co. Inc.	18,473	672,787
Clorox Co. (The)	43,110	2,628,417
Fortune Brands Inc.	41,901	2,975,390
Jarden Corp.(1)	13,825	420,971
Kimberly-Clark Corp.	131,375	8,105,837
Scotts Miracle-Gro Co. (The) Class A	13,388	566,580

		16,934,293
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	79,096	2,043,050
Toro Co.	12,183	568,946

		2,611,996
INSURANCE—4.50%
AFLAC Inc.	142,483	6,604,087
Alleghany Corp.(1)	1,385	382,759
Allstate Corp. (The)	181,558	9,936,669
Ambac Financial Group Inc.	30,210	2,450,031
American Financial Group Inc.	16,249	697,082
American International Group Inc.	629,411	37,166,720
American National Insurance Co.	4,053	525,755
AmerUs Group Co.	11,089	649,261
AON Corp.	91,056	3,170,570
Assurant Inc.	36,858	1,783,927
Berkley (W.R.) Corp.	46,117	1,573,973
Brown & Brown Inc.	32,098	937,904
Chubb Corp.	118,561	5,916,194
CIGNA Corp.	34,221	3,371,111
Cincinnati Financial Corp.	44,513	2,092,556
CNA Financial Corp.(1)	6,584	217,009
Conseco Inc.(1)	43,295	1,000,114
Erie Indemnity Co. Class A	15,349	798,148
Fidelity National Financial Inc.	49,940	1,945,163
Fidelity National Title Group Inc. Class A(2)	8,916	175,378
First American Corp.	24,496	1,035,446
Gallagher (Arthur J.) & Co.	27,632	700,195
Genworth Financial Inc. Class A	130,307	4,539,896
Hanover Insurance Group Inc. (The)	14,512	688,740
Hartford Financial Services Group Inc. (The)	86,609	7,327,121
HCC Insurance Holdings Inc.	31,776	935,485
Lincoln National Corp.	80,347	4,534,785
Loews Corp.	126,671	4,490,487
Markel Corp.(1)	2,761	958,067
Marsh & McLennan Companies Inc.	156,998	4,221,676
MBIA Inc.	38,499	2,254,116
Mercury General Corp.	7,572	426,834
MetLife Inc.	132,237	6,771,857
MGIC Investment Corp.	24,984	1,623,960

Nationwide Financial Services Inc.	13,977	616,106
Old Republic International Corp.	65,679	1,403,560
Philadelphia Consolidated Holding Corp.(1)	15,733	477,654
PMI Group Inc. (The)	25,544	1,138,752
Principal Financial Group Inc.	79,146	4,404,475
Progressive Corp. (The)	223,599	5,748,730
Protective Life Corp.	19,971	931,048
Prudential Financial Inc.	140,596	10,924,309
Radian Group Inc.	23,548	1,454,795
Reinsurance Group of America Inc.	8,304	408,142
SAFECO Corp.	34,060	1,919,281
St. Paul Travelers Companies Inc.	198,955	8,869,414
StanCorp Financial Group Inc.	15,630	795,723
Torchmark Corp.	28,677	1,741,267
Transatlantic Holdings Inc.	7,668	428,641
Unitrin Inc.	13,562	591,168
UNUMProvident Corp.	85,559	1,551,185
Wesco Financial Corp.	405	154,305

		165,461,631
INTERNET—1.94%
Akamai Technologies Inc.(1)	44,152	1,597,861
Amazon.com Inc.(1)	89,196	3,450,101
CheckFree Corp.(1)	23,633	1,171,251
eBay Inc.(1)	336,455	9,854,767
Emdeon Corp.(1)	78,415	973,130
Expedia Inc.(1)	65,642	982,661
F5 Networks Inc.(1)	11,587	619,673
Google Inc. Class A(1)	59,672	25,022,260
IAC/InterActiveCorp(1)	52,747	1,397,268
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	200,681	3,463,754
McAfee Inc.(1)	45,584	1,106,324
Monster Worldwide Inc.(1)	35,324	1,506,922
NutriSystem Inc.(1)	9,173	569,918
Symantec Corp.(1)	298,128	4,632,909
VeriSign Inc.(1)	70,049	1,623,035
WebMD Health Corp. Class A(1)	2,018	95,451
Yahoo! Inc.(1)	402,567	13,284,711

		71,351,996
INVESTMENT COMPANIES—0.07%
Allied Capital Corp.(2)	40,001	1,150,829
American Capital Strategies Ltd.	38,142	1,276,994

		2,427,823
IRON & STEEL—0.31%
Allegheny Technologies Inc.	28,651	1,983,795
Carpenter Technology Corp.	7,267	839,338
Nucor Corp.	89,039	4,830,366
Reliance Steel & Aluminum Co.	9,391	778,983
Steel Dynamics Inc.	13,909	914,378
United States Steel Corp.	31,127	2,182,625

		11,529,485
LEISURE TIME—0.16%
Brunswick Corp.	27,029	898,714
Harley-Davidson Inc.	76,766	4,213,686
Sabre Holdings Corp.	37,933	834,526

		5,946,926

LODGING—0.60%
Boyd Gaming Corp.	12,484	503,854
Choice Hotels International Inc.	9,596	581,518
Harrah’s Entertainment Inc.	52,792	3,757,735
Hilton Hotels Corp.	109,905	3,108,113
Las Vegas Sands Corp.(1)	39,689	3,090,186
Marriott International Inc. Class A	97,576	3,719,597
MGM Mirage(1)	34,188	1,394,870
Starwood Hotels & Resorts Worldwide Inc.	62,076	3,745,666
Station Casinos Inc.	14,463	984,641
Wynn Resorts Ltd.(1)	14,054	1,030,158

		21,916,338
MACHINERY—0.93%
AGCO Corp.(1)	25,871	680,925
Caterpillar Inc.	191,348	14,251,599
Cummins Inc.	13,270	1,622,257
Deere & Co.	67,029	5,596,251
Flowserve Corp.(1)	16,151	918,992
Gardner Denver Inc.(1)	14,960	575,960
Graco Inc.	19,552	899,001
IDEX Corp.	15,251	719,847
JLG Industries Inc.	30,388	683,730
Joy Global Inc.	35,321	1,839,871
Manitowoc Co. Inc. (The)	17,491	778,349
Rockwell Automation Inc.	50,725	3,652,707
Terex Corp.(1)	14,345	1,415,851
Zebra Technologies Corp. Class A(1)	20,222	690,784

		34,326,124
MANUFACTURING—4.44%
Brink’s Co. (The)	13,816	779,361
Carlisle Companies Inc.	8,784	696,571
Crane Co.	15,143	629,949
Danaher Corp.	67,854	4,364,369
Donaldson Co. Inc.	21,124	715,470
Dover Corp.	58,262	2,879,891
Eastman Kodak Co.(2)	82,079	1,951,839
Eaton Corp.	42,920	3,236,168
General Electric Co.	2,971,355	97,935,861
Harsco Corp.	11,988	934,584
Honeywell International Inc.	236,584	9,534,335
Illinois Tool Works Inc.	142,663	6,776,492
ITT Industries Inc.	52,854	2,616,273
Leggett & Platt Inc.	52,095	1,301,333
Pall Corp.	35,697	999,516
Parker Hannifin Corp.	34,381	2,667,966
Pentair Inc.	29,053	993,322
Roper Industries Inc.	24,816	1,160,148
SPX Corp.	17,080	955,626
Teleflex Inc.	11,503	621,392
Textron Inc.	37,175	3,426,791
3M Co.	215,437	17,400,844
Trinity Industries Inc.	22,568	911,747

		163,489,848
MEDIA—3.32%
Cablevision Systems Corp.	61,887	1,327,476
CBS Corp. Class B	192,264	5,200,741
Clear Channel Communications Inc.	143,808	4,450,858
Comcast Corp. Class A(1)	556,659	18,225,016
DIRECTV Group Inc. (The)(1)	230,008	3,795,132
Discovery Holding Co. Class A(1)	80,068	1,171,395
Dow Jones & Co. Inc.	16,911	592,054
EchoStar Communications Corp.(1)	58,801	1,811,659

Gannett Co. Inc.	67,956	3,800,779
Hearst-Argyle Television Inc.	7,603	167,722
Liberty Global Inc. Class A(1)	131,340	2,823,810
Liberty Media Holding Corp. - Liberty Capital Group Series A(1)	40,136	3,362,193
McClatchy Co. (The) Class A(2)	15,739	631,464
McGraw-Hill Companies Inc. (The)	102,242	5,135,616
Meredith Corp.	8,883	440,064
New York Times Co. Class A(2)	37,789	927,342
News Corp. Class A	657,927	12,619,040
Scripps (E.W.) Co. Class A	23,973	1,034,195
Sirius Satellite Radio Inc.(1)(2)	401,243	1,905,904
Time Warner Inc.	1,199,147	20,745,243
Tribune Co.	64,087	2,078,341
Univision Communications Inc. Class A(1)	61,539	2,061,557
Viacom Inc. Class B(1)	181,313	6,498,258
Walt Disney Co. (The)	627,175	18,815,250
Washington Post Co. (The) Class B	1,594	1,243,336
Wiley (John) & Sons Inc. Class A	12,642	419,714
XM Satellite Radio Holdings Inc. Class A(1)	73,828	1,081,580

		122,365,739
METAL FABRICATE & HARDWARE—0.11%
Commercial Metals Co.	34,382	883,617
Precision Castparts Corp.	38,614	2,307,573
Timken Co. (The)	24,059	806,217

		3,997,407
MINING—0.63%
Alcoa Inc.	248,632	8,045,732
Freeport-McMoRan Copper & Gold Inc.	53,854	2,984,050
Newmont Mining Corp.	119,621	6,331,540
Phelps Dodge Corp.	58,240	4,784,998
Southern Copper Corp.(2)	1,935	172,467
Titanium Metals Corp.(1)	21,235	730,059

		23,048,846
OFFICE & BUSINESS EQUIPMENT—0.17%
Pitney Bowes Inc.	63,430	2,619,659
Xerox Corp.(1)	262,400	3,649,984

		6,269,643
OFFICE FURNISHINGS—0.03%
HNI Corp.	14,805	671,407
Steelcase Inc. Class A	22,066	362,986

		1,034,393
OIL & GAS—7.72%
Anadarko Petroleum Corp.	131,023	6,248,487
Apache Corp.	94,395	6,442,459
Cabot Oil & Gas Corp.	13,958	683,942
Cheniere Energy Inc.(1)	15,667	611,013
Chesapeake Energy Corp.	96,988	2,933,887
Chevron Corp.	633,378	39,307,439
Cimarex Energy Co.	23,602	1,014,886
CNX Gas Corp.(1)	7,974	239,220
ConocoPhillips	471,674	30,908,797
Denbury Resources Inc.(1)	34,020	1,077,413
Devon Energy Corp.	125,727	7,595,168
Diamond Offshore Drilling Inc.	16,860	1,415,060
ENSCO International Inc.	43,940	2,022,119
EOG Resources Inc.	69,318	4,806,510
Exxon Mobil Corp.	1,728,888	106,067,279

Forest Oil Corp.(1)	15,684	520,081
Frontier Oil Corp.	32,359	1,048,432
Helmerich & Payne Inc.	15,015	904,804
Hess Corp.	69,144	3,654,260
Holly Corp.	13,724	661,497
Kerr-McGee Corp.	64,868	4,498,596
Marathon Oil Corp.	103,567	8,627,131
Murphy Oil Corp.	53,331	2,979,070
Newfield Exploration Co.(1)	36,750	1,798,545
Noble Energy Inc.	50,621	2,372,100
Occidental Petroleum Corp.	122,378	12,549,864
Patterson-UTI Energy Inc.	49,006	1,387,360
Pioneer Natural Resources Co.	36,948	1,714,757
Plains Exploration & Production Co.(1)	22,489	911,704
Pogo Producing Co.	16,563	763,554
Pride International Inc.(1)	46,273	1,445,106
Quicksilver Resources Inc.(1)	17,873	657,905
Range Resources Corp.	39,405	1,071,422
Rowan Companies Inc.	31,496	1,120,943
Southwestern Energy Co.(1)	47,905	1,492,720
St. Mary Land & Exploration Co.	16,330	657,282
Sunoco Inc.	37,896	2,625,814
Tesoro Corp.	19,593	1,456,935
TODCO Class A	17,669	721,779
Unit Corp.(1)	13,218	751,972
Valero Energy Corp.	175,866	11,698,606
W&T Offshore Inc.	5,084	197,717
XTO Energy Inc.	104,051	4,606,338

		284,269,973
OIL & GAS SERVICES—1.03%
Baker Hughes Inc.	97,373	7,969,980
BJ Services Co.	91,869	3,423,039
Cameron International Corp.(1)	33,005	1,576,649
Dresser-Rand Group Inc.(1)	8,940	209,911
FMC Technologies Inc.(1)	19,535	1,317,831
Global Industries Ltd.(1)	25,225	421,257
Grant Prideco Inc.(1)	37,413	1,674,232
Halliburton Co.	147,501	10,946,049
Helix Energy Solutions Group Inc.(1)	26,014	1,049,925
National Oilwell Varco Inc.(1)	49,998	3,165,873
Oceaneering International Inc.(1)	15,361	704,302
SEACOR Holdings Inc.(1)	6,460	530,366
Smith International Inc.	61,136	2,718,718
Superior Energy Services Inc.(1)	22,801	772,954
Tetra Technologies Inc.(1)	20,409	618,189
Tidewater Inc.	17,234	847,913

		37,947,188
PACKAGING & CONTAINERS—0.19%
Ball Corp.	29,917	1,108,126
Bemis Co. Inc.	29,956	917,253
Crown Holdings Inc.(1)	47,934	746,332
Owens-Illinois Inc.(1)	43,821	734,440
Packaging Corp. of America	23,196	510,776
Pactiv Corp.(1)	40,334	998,267
Sealed Air Corp.	23,312	1,214,089
Sonoco Products Co.	28,301	895,727

		7,125,010
PHARMACEUTICALS—5.47%
Abbott Laboratories	436,118	19,019,106
Abraxis BioScience Inc.(1)	7,304	174,127

Allergan Inc.	42,709	4,580,967
AmerisourceBergen Corp.	59,979	2,514,320
Amylin Pharmaceuticals Inc.(1)	30,499	1,505,736
Barr Pharmaceuticals Inc.(1)	30,338	1,446,819
Bristol-Myers Squibb Co.	561,877	14,530,139
Cardinal Health Inc.	119,352	7,677,914
Caremark Rx Inc.	126,424	6,304,765
Cephalon Inc.(1)	17,357	1,043,156
Endo Pharmaceuticals Holdings Inc.(1)	38,022	1,253,966
Express Scripts Inc.(1)	35,165	2,522,737
Forest Laboratories Inc.(1)	93,123	3,602,929
Gilead Sciences Inc.(1)	130,021	7,692,042
Hospira Inc.(1)	44,638	1,916,756
ImClone Systems Inc.(1)	19,860	767,390
King Pharmaceuticals Inc.(1)	69,211	1,176,587
Kos Pharmaceuticals Inc.(1)	5,268	198,182
Lilly (Eli) & Co.	280,954	15,528,328
Medco Health Solutions Inc.(1)	86,200	4,937,536
Merck & Co. Inc.	623,654	22,719,715
Mylan Laboratories Inc.	60,074	1,201,480
Omnicare Inc.	34,617	1,641,538
Pfizer Inc.	2,093,810	49,141,721
Schering-Plough Corp.	423,212	8,053,724
Sepracor Inc.(1)	31,075	1,775,626
VCA Antech Inc.(1)	23,741	758,050
Watson Pharmaceuticals Inc.(1)	29,149	678,589
Wyeth	384,607	17,080,397

		201,444,342
PIPELINES—0.42%
Dynegy Inc. Class A(1)	107,872	590,060
El Paso Corp.	188,602	2,829,030
Equitable Resources Inc.	34,455	1,154,243
Kinder Morgan Inc.	30,433	3,039,952
National Fuel Gas Co.	23,996	843,219
Questar Corp.	24,447	1,967,739
Western Gas Resources Inc.	18,092	1,082,806
Williams Companies Inc.	170,067	3,972,765

		15,479,814
REAL ESTATE—0.11%
CB Richard Ellis Group Inc. Class A(1)	52,874	1,316,563
Forest City Enterprises Inc. Class A	20,123	1,004,339
Jones Lang LaSalle Inc.	10,226	895,286
St. Joe Co. (The)(2)	21,310	991,767

		4,207,955
REAL ESTATE INVESTMENT TRUSTS—1.95%
AMB Property Corp.	25,146	1,271,130
Annaly Mortgage Management Inc.	46,554	596,357
Apartment Investment & Management Co. Class A	27,773	1,206,737
Archstone-Smith Trust	61,076	3,106,936
AvalonBay Communities Inc.	21,253	2,351,007
Boston Properties Inc.	32,619	2,948,758
Brandywine Realty Trust	25,970	835,455
BRE Properties Inc. Class A	14,663	806,465
Camden Property Trust	16,102	1,184,302
CapitalSource Inc.	26,690	626,147
CarrAmerica Realty Corp.	16,872	751,648
CBL & Associates Properties Inc.	18,381	715,572
Colonial Properties Trust	13,072	645,757
Developers Diversified Realty Corp.	31,344	1,635,530

Duke Realty Corp.	38,542	1,354,751
Equity Office Properties Trust	104,622	3,819,749
Equity Residential	83,223	3,722,565
Essex Property Trust Inc.	6,542	730,480
Federal Realty Investment Trust	15,158	1,061,060
General Growth Properties Inc.	49,120	2,213,347
Global Signal Inc.	4,876	225,856
Health Care Property Investors Inc.	39,103	1,045,614
Health Care REIT Inc.	17,750	620,363
Hospitality Properties Trust	20,561	903,039
Host Hotels & Resorts Inc.	147,885	3,234,245
HRPT Properties Trust	59,968	693,230
iStar Financial Inc.	32,369	1,221,930
Kilroy Realty Corp.	9,161	661,882
Kimco Realty Corp.	60,464	2,206,331
Liberty Property Trust	25,491	1,126,702
Macerich Co. (The)	20,514	1,440,083
Mack-Cali Realty Corp.	17,807	817,697
New Century Financial Corp.	13,053	597,175
New Plan Excel Realty Trust Inc.	29,891	738,009
Pan Pacific Retail Properties Inc.	11,651	808,230
ProLogis	70,002	3,648,504
Public Storage Inc.	23,648	1,794,883
Reckson Associates Realty Corp.	23,779	983,975
Regency Centers Corp.	19,597	1,217,954
Shurgard Storage Centers Inc. Class A	13,513	844,563
Simon Property Group Inc.	63,112	5,234,509
SL Green Realty Corp.	12,345	1,351,407
Taubman Centers Inc.	15,082	616,854
Thornburg Mortgage Inc.	31,971	891,032
Trizec Properties Inc.	28,072	803,982
United Dominion Realty Trust Inc.	38,371	1,074,772
Ventas Inc.	29,686	1,005,762
Vornado Realty Trust	34,914	3,405,861
Weingarten Realty Investors	22,946	878,373

		71,676,570
RETAIL—5.93%
Abercrombie & Fitch Co. Class A	25,134	1,393,178
Advance Auto Parts Inc.	30,838	891,218
American Eagle Outfitters Inc.	32,610	1,110,044
AnnTaylor Stores Corp.(1)	20,724	899,007
AutoNation Inc.(1)	44,960	963,942
AutoZone Inc.(1)	15,614	1,377,155
Barnes & Noble Inc.	14,860	542,390
Bed Bath & Beyond Inc.(1)	80,648	2,675,094
Best Buy Co. Inc.	114,494	6,278,851
BJ’s Wholesale Club Inc.(1)	19,302	547,212
Brinker International Inc.	24,234	879,694
Burger King Holdings Inc.(1)	7,147	112,565
CarMax Inc.(1)	30,084	1,066,779
Cheesecake Factory (The)(1)	22,599	609,043
Chico’s FAS Inc.(1)	51,185	1,380,971
Circuit City Stores Inc.	50,769	1,381,932
Claire’s Stores Inc.	28,270	721,168
Coldwater Creek Inc.(1)	17,075	456,927
Copart Inc.(1)	20,225	496,726
Costco Wholesale Corp.	134,655	7,692,840
CVS Corp.	233,861	7,179,533
Darden Restaurants Inc.	42,352	1,668,669
Dick’s Sporting Goods Inc.(1)	10,432	413,107
Dillard’s Inc. Class A	17,877	569,382
Dollar General Corp.	90,204	1,261,052

Dollar Tree Stores Inc.(1)	30,167	799,426
Family Dollar Stores Inc.	44,384	1,084,301
Federated Department Stores Inc.	157,315	5,757,729
Foot Locker Inc.	44,445	1,088,458
GameStop Corp. Class A(1)	18,762	788,004
Gap Inc. (The)	153,670	2,673,858
Home Depot Inc.	605,177	21,659,285
Kohl’s Corp.(1)	98,720	5,836,326
Limited Brands Inc.	97,483	2,494,590
Lowe’s Companies Inc.	221,688	13,449,811
McDonald's Corp.	356,068	11,963,885
Michaels Stores Inc.	37,741	1,556,439
MSC Industrial Direct Co. Inc. Class A	10,804	513,946
Nordstrom Inc.	67,431	2,461,232
Office Depot Inc.(1)	82,214	3,124,132
OfficeMax Inc.	20,326	828,285
O’Reilly Automotive Inc.(1)	32,347	1,008,903
OSI Restaurant Partners Inc.	18,900	653,940
Panera Bread Co. Class A(1)	8,586	577,323
Penney (J.C.) Co. Inc.	67,037	4,525,668
PetSmart Inc.	40,023	1,024,589
RadioShack Corp.	38,668	541,352
Rite Aid Corp.(1)	151,125	640,770
Ross Stores Inc.	41,005	1,150,190
Saks Inc.	38,898	628,981
Sears Holdings Corp.(1)	24,372	3,773,760
Staples Inc.	208,060	5,060,019
Starbucks Corp.(1)	219,312	8,281,221
Target Corp.	248,118	12,125,527
Tiffany & Co.	40,739	1,345,202
Tim Hortons Inc.(1)	9,556	246,067
TJX Companies Inc.	130,866	2,991,597
Tractor Supply Co.(1)	10,268	567,512
United Auto Group Inc.	15,676	334,683
Urban Outfitters Inc.(1)	32,796	573,602
Walgreen Co.	288,648	12,942,976
Wal-Mart Stores Inc.	702,590	33,843,760
Wendy’s International Inc.	33,324	1,942,456
Williams-Sonoma Inc.	27,480	935,694
Yum! Brands Inc.	77,711	3,906,532

		218,270,510
SAVINGS & LOANS—0.70%
Astoria Financial Corp.	26,088	794,380
Capitol Federal Financial	6,285	215,513
Golden West Financial Corp.	75,657	5,613,749
Hudson City Bancorp Inc.	165,683	2,208,554
New York Community Bancorp Inc.(2)	84,273	1,391,347
People’s Bank	16,673	547,708
Sovereign Bancorp Inc.	89,002	1,807,623
Washington Federal Inc.	24,924	577,988
Washington Mutual Inc.	274,535	12,513,305

		25,670,167
SEMICONDUCTORS—2.78%
Advanced Micro Devices Inc.(1)	138,334	3,378,116
Agere Systems Inc.(1)	48,395	711,407
Altera Corp.(1)	102,606	1,800,735
Analog Devices Inc.	103,202	3,316,912
Applied Materials Inc.	446,855	7,274,799
Atmel Corp.(1)	122,550	680,153
Broadcom Corp. Class A(1)	130,110	3,909,806
Cree Inc.(1)	22,019	523,171

Cypress Semiconductor Corp.(1)	39,912	580,320
Fairchild Semiconductor International Inc. Class A(1)	34,747	631,353
Freescale Semiconductor Inc. Class B(1)	115,947	3,408,842
Integrated Device Technology Inc.(1)	57,223	811,422
Intel Corp.	1,662,215	31,498,974
International Rectifier Corp.(1)	20,442	798,873
Intersil Corp. Class A	40,500	941,625
KLA-Tencor Corp.	56,889	2,364,876
Lam Research Corp.(1)	40,186	1,873,471
Linear Technology Corp.	86,763	2,905,693
LSI Logic Corp.(1)	113,364	1,014,608
Maxim Integrated Products Inc.	91,638	2,942,496
MEMC Electronic Materials Inc.(1)	39,663	1,487,363
Microchip Technology Inc.	61,259	2,055,239
Micron Technology Inc.(1)	207,205	3,120,507
National Semiconductor Corp.	96,473	2,300,881
Novellus Systems Inc.(1)	36,360	898,092
NVIDIA Corp.(1)	100,731	2,144,563
PMC-Sierra Inc.(1)	59,000	554,600
QLogic Corp.(1)	46,105	794,850
Rambus Inc.(1)	25,194	574,675
Silicon Laboratories Inc.(1)	14,296	502,504
Spansion Inc. Class A(1)	12,560	200,206
Teradyne Inc.(1)	56,642	789,023
Texas Instruments Inc.	445,211	13,485,441
Xilinx Inc.	98,161	2,223,347

		102,498,943
SOFTWARE—3.57%
Activision Inc.(1)	79,022	899,270
Acxiom Corp.	24,780	619,500
Adobe Systems Inc.(1)	171,085	5,194,141
Autodesk Inc.(1)	66,007	2,274,601
Automatic Data Processing Inc.	164,700	7,469,145
BEA Systems Inc.(1)	111,315	1,457,113
BMC Software Inc.(1)	60,815	1,453,479
CA Inc.	129,718	2,665,705
Cerner Corp.(1)	18,384	682,230
Citrix Systems Inc.(1)	52,049	2,089,247
Compuware Corp.(1)	109,382	732,859
Dun & Bradstreet Corp.(1)	18,941	1,319,809
Electronic Arts Inc.(1)	86,810	3,736,302
Fair Isaac Corp.	18,652	677,254
Fidelity National Information Services Inc.	27,115	959,871
First Data Corp.	218,760	9,852,950
Fiserv Inc.(1)	50,205	2,277,299
Global Payments Inc.	19,267	935,413
IMS Health Inc.	57,066	1,532,222
Intuit Inc.(1)	49,752	3,004,523
Microsoft Corp.	2,536,055	59,090,082
MoneyGram International Inc.	24,211	821,963
NAVTEQ Corp.(1)	26,535	1,185,584
Novell Inc.(1)	96,873	642,268
Oracle Corp.(1)	1,135,668	16,455,829
Red Hat Inc.(1)	52,549	1,229,647
Salesforce.com Inc.(1)	24,130	643,306
SEI Investments Co.	17,955	877,640
Total System Services Inc.	10,719	206,341
VeriFone Holdings Inc.(1)	11,098	338,267

		131,323,860

TELECOMMUNICATIONS—5.90%
ADC Telecommunications Inc.(1)	33,462	564,169
Alltel Corp.	111,188	7,097,130
American Tower Corp. Class A(1)	119,897	3,731,195
AT&T Inc.	1,110,985	30,985,372
Avaya Inc.(1)	131,966	1,507,052
BellSouth Corp.	516,868	18,710,622
CenturyTel Inc.	33,192	1,233,083
CIENA Corp.(1)	166,409	800,427
Cisco Systems Inc.(1)	1,744,404	34,068,210
Citizens Communications Co.	92,858	1,211,797
Comverse Technology Inc.(1)	57,723	1,141,184
Corning Inc.(1)	445,073	10,766,316
Crown Castle International Corp.(1)	61,408	2,121,032
Embarq Corp.(1)	42,563	1,744,657
Harris Corp.	38,367	1,592,614
JDS Uniphase Corp.(1)	466,427	1,180,060
Juniper Networks Inc.(1)	161,664	2,585,007
Leap Wireless International Inc.(1)	12,544	595,213
Level 3 Communications Inc.(1)	285,756	1,268,757
Lucent Technologies Inc.(1)	1,280,141	3,097,941
Motorola Inc.	705,790	14,221,669
NeuStar Inc. Class A(1)	17,827	601,661
NII Holdings Inc. Class B(1)	39,356	2,218,891
NTL Inc.	74,062	1,844,144
PanAmSat Holding Corp.	19,583	489,183
QUALCOMM Inc.	478,967	19,192,208
Qwest Communications International Inc.(1)	451,618	3,653,590
SBA Communications Corp.(1)	29,437	769,483
Sprint Nextel Corp.	828,276	16,557,237
Telephone & Data Systems Inc.	31,153	1,289,734
Tellabs Inc.(1)	128,045	1,704,279
United States Cellular Corp.(1)	4,502	272,821
Verizon Communications Inc.	833,600	27,917,264
West Corp.(1)	8,559	410,062

		217,144,064
TEXTILES—0.07%
Cintas Corp.	40,073	1,593,302
Mohawk Industries Inc.(1)	15,165	1,066,858

		2,660,160
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	49,193	890,885
Mattel Inc.	111,291	1,837,414

		2,728,299
TRANSPORTATION—1.77%
Alexander & Baldwin Inc.	12,640	559,573
Burlington Northern Santa Fe Corp.	104,202	8,258,009
C.H. Robinson Worldwide Inc.	49,636	2,645,599
Con-way Inc.	14,783	856,379
CSX Corp.	63,318	4,460,120
Expeditors International Washington Inc.	60,969	3,414,874
FedEx Corp.	87,187	10,188,673
Hunt (J.B.) Transport Services Inc.	31,283	779,260
Kansas City Southern Industries Inc.(1)	21,509	595,799
Kirby Corp.(1)	15,060	594,870
Laidlaw International Inc.	27,975	704,970
Landstar System Inc.	16,850	795,826
Norfolk Southern Corp.	118,499	6,306,517
Overseas Shipholding Group Inc.	8,529	504,490
Ryder System Inc.	17,430	1,018,435
Swift Transportation Co. Inc.(1)	15,258	484,594

Union Pacific Corp.	76,854	7,144,348
United Parcel Service Inc. Class B	184,106	15,157,447
YRC Worldwide Inc.(1)	16,418	691,362

		65,161,145
TRUCKING & LEASING—0.01%
GATX Corp.	12,857	546,423

		546,423
WATER—0.02%
Aqua America Inc.	37,008	843,412

		843,412

TOTAL COMMON STOCKS
(Cost: $3,627,019,008)		3,679,242,691

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.24%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$6,128	6,128
Fortis Bank NY
4.43%, 07/20/06	15,314	15,314
Societe Generale
5.33%, 12/08/06	61,285	61,285
Toronto-Dominion Bank
3.94%, 07/10/06	30,642	30,642
Washington Mutual Bank
5.28%, 08/07/06	30,642	30,642
Wells Fargo Bank N.A.
4.78%, 12/05/06	49,028	49,028

		193,039
COMMERCIAL PAPER(3)—0.04%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	171,093	170,131
ASAP Funding Ltd.
5.21%, 08/08/06(4)	29,417	29,263
Barton Capital Corp.
5.29%, 08/01/06(4)	58,581	58,332
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	23,288	23,233
CC USA Inc.
5.03%, 10/24/06(4)	12,257	12,063
Chariot Funding LLC
5.30%, 07/28/06(4)	46,169	45,999
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	134,437	134,399
Curzon Funding LLC
5.30%, 07/31/06(4)	61,285	61,032
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	45,211	44,155
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	129,724	129,269
Five Finance Inc.
5.19%, 12/01/06(4)	27,578	26,978

General Electric Capital Services Inc.
5.22%, 12/11/06	6,128	5,985
Govco Inc.
5.22%, 08/03/06(4)	61,285	61,009
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	20,837	20,514
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	15,321	15,267
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	56,370	56,230
Landale Funding LLC
5.30%, 08/15/06(4)	67,413	66,986
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	94,887	94,165
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	61,898	61,716
Prudential Funding LLC
5.22%, 07/31/06	30,642	30,518
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	61,285	61,133
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	71,807	71,766
Scaldis Capital LLC
5.30%, 07/25/06(4)	38,307	38,183
Sydney Capital Corp.
5.10%, 07/07/06(4)	67,039	67,001
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	74,908	74,722

		1,460,049
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	15,321	15,321
Dorada Finance Inc.
3.93%, 07/07/06(4)	18,998	18,998
K2 USA LLC
3.94%, 07/07/06(4)	36,771	36,771
Marshall & Ilsley Bank
5.18%, 12/15/06	61,285	61,380
Sigma Finance Inc.
5.13%, 03/30/07(4)	21,450	21,450
US Bank N.A.
2.85%, 11/15/06	12,257	12,174

		166,094
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	2,177,166	2,177,166

		2,177,166
REPURCHASE AGREEMENTS(3)—0.03%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $122,624 (collateralized by non-U.S. Government debt securities, value $126,421, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$122,569	122,569

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $91,968 (collateralized by non-U.S. Government debt securities, value $101,261, 2.12% to 6.47%, 11/25/34 to 12/25/42).	91,927	91,927
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $122,624 (collateralized by non-U.S. Government debt securities, value $125,896, 5.36% to 6.00%, 12/25/35 to 12/25/42).	122,569	122,569
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $153,280 (collateralized by non-U.S. Government debt securities, value $171,463, 0.00% to 10.00%, 6/1/28 to 12/15/35).	153,212	153,212
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $36,788 (collateralized by non-U.S. Government debt securities, value $41,626, 0.00% to 10.00%, 9/10/34 to 5/9/36).	36,771	36,771
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $61,312 (collateralized by non-U.S. Government debt securities, value $62,597, 5.22% to 5.42%, 7/3/06).	61,285	61,285
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $98,100 (collateralized by non-U.S. Government debt securities, value $103,100, 0.00% to 10.00%, 1/1/10 to 6/6/16).	98,055	98,055
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $122,624 (collateralized by non-U.S. Government debt securities, value $128,877, 0.00% to 8.57%, 6/25/23 to 4/25/46).	122,569	122,569
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $61,312 (collateralized by non-U.S. Government debt securities, value $63,212, 0.07% to 7.75%, 2/22/11 to 12/15/45).	61,285	61,285
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $61,312 (collateralized by non-U.S. Government debt securities, value $63,212, 6.38% to 8.49%, 1/7/09 to 2/23/36).	61,285	61,285
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $61,312 (collateralized by non-U.S. Government debt securities, value $64,494, 3.79% to 7.22%, 5/15/07 to 3/15/42).	61,285	61,285
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $21,460 (collateralized by non-U.S. Government debt securities, value $22,707, 0.00% to 10.00%, 7/3/06 to 6/30/36).	21,450	21,450
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $45,125 (collateralized by non-U.S. Government debt securities, value $45,413, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	42,899	42,899

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $122,624 (collateralized by non-U.S. Government debt securities, value $128,875, 0.00% to 10.00%, 1/1/10 to 5/6/16).	122,569	122,569

		1,179,730
TIME DEPOSITS(3)—0.02%
ABN Amro Bank NV
5.30%, 07/03/06	61,285	61,285
KBC Bank NV
5.32%, 07/03/06	183,854	183,854
Societe Generale
5.32%, 07/03/06	153,212	153,212
UBS AG
5.25%-5.34%, 07/03/06	176,689	176,689

		575,040
VARIABLE & FLOATING RATE NOTES(3)—0.09%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	156,889	156,910
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	45,964	45,963
American Express Centurion Bank
5.34%, 07/19/07	67,413	67,494
American Express Credit Corp.
5.23%, 07/05/07	18,385	18,398
ASIF Global Financing
5.17%, 05/03/07(4)	6,128	6,131
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	39,835	39,835
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	104,184	104,183
BMW US Capital LLC
5.20%, 07/13/07(4)	61,285	61,285
BNP Paribas
5.14%, 05/18/07(4)	113,377	113,377
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	44,738	44,738
Commodore CDO Ltd.
5.38%, 06/12/07(4)	15,321	15,321
Credit Agricole SA
5.31%, 07/23/07	61,285	61,285
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	61,285	61,285
DEPFA Bank PLC
5.37%, 06/15/07	61,285	61,285
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	70,477	70,483
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	61,285	61,285
Fifth Third Bancorp
5.28%, 06/22/07(4)	122,569	122,569
First Tennessee Bank N.A.
5.21%, 08/25/06	18,385	18,386
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	45,964	45,959
General Electric Capital Corp.
5.25%, 04/09/07	27,578	27,593
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	91,927	91,944

HBOS Treasury Services PLC
5.53%, 04/24/07(4)	61,285	61,285
JP Morgan Chase & Co.
5.12%, 07/02/07	45,964	45,964
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	91,927	91,925
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	64,044	64,043
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	76,606	76,581
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	67,413	67,408
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	29,784	29,784
Marshall & Ilsley Bank
5.18%, 07/13/07	33,707	33,707
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	91,927	91,927
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	7,722	7,724
Mound Financing PLC
5.11%, 05/08/07(4)	57,608	57,608
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	61,285	61,282
National City Bank of Indiana
5.17%, 05/21/07	30,642	30,645
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	165,469	165,474
Newcastle Ltd.
5.34%, 04/24/07(4)	21,603	21,598
Northern Rock PLC
5.17%, 05/03/07(4)	73,542	73,543
Principal Life Global Funding I
5.63%, 02/08/07	27,578	27,656
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	45,964	45,961
Sigma Finance Inc.
5.51%, 06/18/07(4)	50,253	50,253
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	61,285	61,285
Strips III LLC
5.37%, 07/24/06(4)	14,326	14,326
SunTrust Bank
5.08%, 05/01/07	61,285	61,288
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	115,828	115,817
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	85,799	85,799
US Bank N.A.
5.28%, 09/29/06	27,578	27,576
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	98,105	98,104
Wachovia Bank N.A.
5.36%, 05/22/07	122,569	122,569
Wells Fargo & Co.
5.19%, 07/13/07(4)	30,642	30,644
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	55,156	55,156
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	60,611	60,411
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	20,698	20,698

		3,153,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,904,868)	8,904,868

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $3,635,923,876)	3,688,147,559
Other Assets, Less Liabilities—(0.19)%	(7,110,837)

NET ASSETS—100.00%	$3,681,036,722

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.01%

ADVERTISING—0.44%
Clear Channel Outdoor Holdings Inc. Class A(1)	29,875	$626,180
Getty Images Inc.(1)	43,879	2,786,755
Harte-Hanks Inc.	47,240	1,211,234
Interpublic Group of Companies Inc.(1)	368,474	3,076,758
Lamar Advertising Co.(1)	69,942	3,767,076
Omnicom Group Inc.	144,105	12,838,314

		24,306,317
AEROSPACE & DEFENSE—2.71%
Alliant Techsystems Inc.(1)	10,502	801,828
Boeing Co. (The)	675,368	55,319,393
DRS Technologies Inc.	10,124	493,545
Goodrich (B.F.) Co.	97,441	3,925,898
L-3 Communications Holdings Inc.	7,420	559,616
Lockheed Martin Corp.	309,326	22,191,047
Northrop Grumman Corp.	21,193	1,357,624
Raytheon Co.	181,274	8,079,382
Rockwell Collins Inc.	144,509	8,073,718
United Technologies Corp.	781,259	49,547,446

		150,349,497
AGRICULTURE—1.47%
Altria Group Inc.	800,738	58,798,191
Monsanto Co.	228,540	19,240,783
UST Inc.	75,800	3,425,402

		81,464,376
AIRLINES—0.27%
AMR Corp.(1)(2)	135,836	3,452,951
Continental Airlines Inc. Class B(1)	74,076	2,207,465
Southwest Airlines Co.	393,175	6,436,275
US Airways Group Inc.(1)	51,372	2,596,341

		14,693,032
APPAREL—0.46%
Coach Inc.(1)	325,150	9,721,985
Nike Inc. Class B	162,959	13,199,679
Polo Ralph Lauren Corp.	51,584	2,831,962

		25,753,626
AUTO MANUFACTURERS—0.18%
Oshkosh Truck Corp.	62,186	2,955,079
PACCAR Inc.	82,940	6,832,597

		9,787,676
AUTO PARTS & EQUIPMENT—0.17%
BorgWarner Inc.	3,623	235,857
Goodyear Tire & Rubber Co. (The)(1)	149,678	1,661,426
Johnson Controls Inc.	93,531	7,690,119

		9,587,402

BANKS—1.22%
Bank of Hawaii Corp.	27,877	1,382,699
Bank of New York Co. Inc. (The)	38,611	1,243,274
Commerce Bancorp Inc.	155,573	5,549,289
Cullen/Frost Bankers Inc.	19,127	1,095,977
East West Bancorp Inc.	47,288	1,792,688
Investors Financial Services Corp.	55,543	2,493,881
Mellon Financial Corp.	312,986	10,776,108
Northern Trust Corp.	174,045	9,624,688
State Street Corp.	263,030	15,279,413
Synovus Financial Corp.	101,550	2,719,509
TCF Financial Corp.	42,336	1,119,787
Wells Fargo & Co.	214,277	14,373,701

		67,451,014
BEVERAGES—2.90%
Anheuser-Busch Companies Inc.	417,758	19,045,587
Brown-Forman Corp. Class B	52,058	3,719,544
Coca-Cola Co. (The)	1,139,424	49,018,020
Constellation Brands Inc.(1)	30,034	750,850
Hansen Natural Corp.(1)	12,879	2,451,775
Pepsi Bottling Group Inc.	59,988	1,928,614
PepsiCo Inc.	1,395,786	83,802,991

		160,717,381
BIOTECHNOLOGY—2.67%
Amgen Inc.(1)	996,026	64,970,776
Biogen Idec Inc.(1)	143,772	6,660,957
Celgene Corp.(1)	293,443	13,918,001
Charles River Laboratories International Inc.(1)	18,280	672,704
Genentech Inc.(1)	394,249	32,249,568
Genzyme Corp.(1)	219,900	13,424,895
Invitrogen Corp.(1)	16,271	1,075,025
MedImmune Inc.(1)	210,106	5,693,873
Millennium Pharmaceuticals Inc.(1)	143,051	1,426,218
Millipore Corp.(1)	44,913	2,829,070
PDL BioPharma Inc.(1)	96,685	1,779,971
Vertex Pharmaceuticals Inc.(1)	93,056	3,416,086

		148,117,144
BUILDING MATERIALS—0.50%
American Standard Companies Inc.	150,467	6,510,707
Eagle Materials Inc.	42,505	2,018,987
Florida Rock Industries Inc.(2)	40,498	2,011,536
Martin Marietta Materials Inc.	38,620	3,520,213
Masco Corp.	203,316	6,026,286
USG Corp.(1)	14,683	1,070,831
Vulcan Materials Co.	84,975	6,628,050

		27,786,610
CHEMICALS—1.11%
Air Products & Chemicals Inc.	22,154	1,416,084
Airgas Inc.	53,533	1,994,104
Cabot Corp.	22,070	761,856
Celanese Corp. Class A	34,512	704,735
Du Pont (E.I.) de Nemours and Co.	623,306	25,929,530
Ecolab Inc.	152,331	6,181,592
Huntsman Corp.(1)	54,000	935,280
International Flavors & Fragrances Inc.	52,095	1,835,828
PPG Industries Inc.	17,768	1,172,688

Praxair Inc.	272,923	14,737,842
Rohm & Haas Co.	20,234	1,014,128
Sherwin-Williams Co. (The)	58,081	2,757,686
Sigma-Aldrich Corp.	24,315	1,766,242
Valhi Inc.	6,154	151,081

		61,358,676
COAL—0.53%
Arch Coal Inc.	120,785	5,117,660
CONSOL Energy Inc.	154,738	7,229,359
Foundation Coal Holdings Inc.	38,487	1,806,195
Massey Energy Co.	69,249	2,492,964
Peabody Energy Corp.	223,605	12,465,979

		29,112,157
COMMERCIAL SERVICES—1.61%
Alliance Data Systems Corp.(1)	68,598	4,034,934
Apollo Group Inc. Class A(1)	117,764	6,084,866
ARAMARK Corp. Class B	100,016	3,311,530
Block (H & R) Inc.	277,399	6,618,740
Career Education Corp.(1)	82,492	2,465,686
Cendant Corp.	117,438	1,913,065
ChoicePoint Inc.(1)	72,704	3,036,846
Convergys Corp.(1)	6,508	126,906
Corporate Executive Board Co. (The)	33,813	3,388,063
Corrections Corp. of America(1)	22,352	1,183,315
Equifax Inc.	97,307	3,341,522
Hewitt Associates Inc. Class A(1)	4,165	93,629
Iron Mountain Inc.(1)	96,810	3,618,758
ITT Educational Services Inc.(1)	36,949	2,431,614
Laureate Education Inc.(1)	31,056	1,323,917
Manpower Inc.	63,448	4,098,741
McKesson Corp.	179,304	8,477,493
Moody’s Corp.	205,099	11,169,692
Paychex Inc.	283,888	11,065,954
Pharmaceutical Product Development Inc.	85,308	2,996,017
Quanta Services Inc.(1)	41,811	724,585
Robert Half International Inc.	126,963	5,332,446
ServiceMaster Co. (The)	74,154	766,011
Weight Watchers International Inc.	39,091	1,598,431

		89,202,761
COMPUTERS—5.51%
Affiliated Computer Services Inc. Class A(1)	39,442	2,035,602
Apple Computer Inc.(1)	718,381	41,033,923
Cadence Design Systems Inc.(1)	200,442	3,437,580
Ceridian Corp.(1)	111,807	2,732,563
Cognizant Technology Solutions Corp.(1)	118,586	7,989,139
Dell Inc.(1)	1,948,609	47,565,546
Diebold Inc.	45,627	1,853,369
DST Systems Inc.(1)	49,925	2,970,537
Electronic Data Systems Corp.	245,659	5,910,556
EMC Corp.(1)	1,755,587	19,258,789
FactSet Research Systems Inc.	35,196	1,664,771
Hewlett-Packard Co.	1,434,427	45,442,647
International Business Machines Corp.	1,190,380	91,444,992
Lexmark International Inc.(1)	67,873	3,789,350
National Instruments Corp.	47,480	1,300,952
NCR Corp.(1)	32,280	1,182,739
Network Appliance Inc.(1)	316,036	11,156,071
Reynolds & Reynolds Co. (The) Class A	40,740	1,249,496
SanDisk Corp.(1)	164,987	8,411,037
Sun Microsystems Inc.(1)	257,027	1,066,662

Synopsys Inc.(1)	10,933	205,212
Western Digital Corp.(1)	186,413	3,692,842

		305,394,375
COSMETICS & PERSONAL CARE—1.29%
Alberto-Culver Co.	14,020	683,054
Avon Products Inc.	380,331	11,790,261
Colgate-Palmolive Co.	389,506	23,331,409
Estee Lauder Companies Inc. (The) Class A	105,024	4,061,278
Procter & Gamble Co.	573,741	31,900,000

		71,766,002
DISTRIBUTION & WHOLESALE—0.27%
CDW Corp.	49,626	2,712,061
Fastenal Co.	106,156	4,277,025
Grainger (W.W.) Inc.	46,320	3,484,654
Pool Corp.	44,723	1,951,264
WESCO International Inc.(1)	40,853	2,818,857

		15,243,861
DIVERSIFIED FINANCIAL SERVICES—4.44%
Affiliated Managers Group Inc.(1)	26,454	2,298,588
American Express Co.	913,981	48,642,069
AmeriCredit Corp.(1)	26,329	735,106
BlackRock Inc.	16,750	2,331,098
Capital One Financial Corp.	42,750	3,652,988
CBOT Holdings Inc. Class A(1)	44,615	5,335,508
Chicago Mercantile Exchange Holdings Inc.	29,267	14,374,487
E*TRADE Financial Corp.(1)	332,815	7,594,838
Eaton Vance Corp.	97,713	2,438,916
Federal Home Loan Mortgage Corp.	295,166	16,827,414
Federated Investors Inc. Class B	77,344	2,436,336
First Marblehead Corp. (The)(2)	25,817	1,470,020
Franklin Resources Inc.	144,051	12,505,067
Goldman Sachs Group Inc. (The)	243,606	36,645,651
IndyMac Bancorp Inc.	12,013	550,796
IntercontinentalExchange Inc.(1)	17,221	997,785
Investment Technology Group Inc.(1)	36,552	1,859,035
Janus Capital Group Inc.	90,095	1,612,701
Legg Mason Inc.	60,437	6,014,690
Lehman Brothers Holdings Inc.	58,336	3,800,590
MasterCard Inc. Class A(1)	51,981	2,495,088
Merrill Lynch & Co. Inc.	140,979	9,806,499
Morgan Stanley	98,611	6,233,201
Nasdaq Stock Market Inc. (The)(1)	79,828	2,386,857
Nelnet Inc. Class A(1)	14,235	577,229
Nuveen Investments Inc. Class A	66,907	2,880,346
NYSE Group Inc.(1)	66,899	4,581,244
Rowe (T.) Price Group Inc.	224,315	8,481,350
Schwab (Charles) Corp. (The)	882,387	14,100,544
SLM Corp.	347,038	18,365,251
TD Ameritrade Holding Corp.	263,179	3,897,681

		245,928,973
ELECTRIC—1.24%
AES Corp. (The)(1)	556,051	10,259,141
Allegheny Energy Inc.(1)	137,964	5,114,325
Constellation Energy Group Inc.	19,193	1,046,402
DPL Inc.	18,283	489,984
Exelon Corp.	477,558	27,139,621
NRG Energy Inc.(1)	34,591	1,666,594
TXU Corp.	385,787	23,066,205

		68,782,272

ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
American Power Conversion Corp.	56,041	1,092,239
AMETEK Inc.	59,874	2,836,830
Emerson Electric Co.	325,203	27,255,263
Energizer Holdings Inc.(1)	41,862	2,451,857
Hubbell Inc. Class B	14,477	689,829
Molex Inc.	116,003	3,894,221

		38,220,239
ELECTRONICS—0.93%
Agilent Technologies Inc.(1)	359,818	11,355,856
Amphenol Corp. Class A	75,675	4,234,773
Applera Corp. - Applied Biosystems Group	125,827	4,070,503
Arrow Electronics Inc.(1)	14,299	460,428
Avnet Inc.(1)	50,008	1,001,160
AVX Corp.	19,300	304,747
Dolby Laboratories Inc. Class A(1)	29,550	688,515
Fisher Scientific International Inc.(1)	62,081	4,535,017
Gentex Corp.	117,538	1,645,532
Jabil Circuit Inc.	154,118	3,945,421
Mettler Toledo International Inc.(1)	34,431	2,085,486
PerkinElmer Inc.	55,402	1,157,902
Sanmina-SCI Corp.(1)	180,022	828,101
Solectron Corp.(1)	344,303	1,177,516
Symbol Technologies Inc.	171,904	1,854,844
Tektronix Inc.	50,441	1,483,974
Thermo Electron Corp.(1)	41,477	1,503,126
Thomas & Betts Corp.(1)	52,718	2,704,433
Trimble Navigation Ltd.(1)	46,146	2,059,957
Vishay Intertechnology Inc.(1)	29,862	469,729
Waters Corp.(1)	87,423	3,881,581

		51,448,601
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.(1)	96,301	1,699,713

		1,699,713
ENGINEERING & CONSTRUCTION—0.20%
Fluor Corp.	73,949	6,872,081
Jacobs Engineering Group Inc.(1)	49,504	3,942,499
URS Corp.(1)	2,420	101,640

		10,916,220
ENTERTAINMENT—0.39%
DreamWorks Animation SKG Inc. Class A(1)	21,586	494,319
GTECH Holdings Corp.	107,569	3,741,250
International Game Technology Inc.	286,413	10,866,509
Penn National Gaming Inc.(1)	61,067	2,368,178
Regal Entertainment Group Class A(2)	53,283	1,082,711
Scientific Games Corp. Class A(1)	55,894	1,990,944
Warner Music Group Corp.	41,920	1,235,802

		21,779,713
ENVIRONMENTAL CONTROL—0.41%
Allied Waste Industries Inc.(1)	11,807	134,128
Nalco Holding Co.(1)	89,676	1,580,988
Republic Services Inc.	94,748	3,822,134
Stericycle Inc.(1)	37,385	2,433,764
Waste Management Inc.	409,792	14,703,337

		22,674,351

FOOD—1.26%
Campbell Soup Co.	115,554	4,288,209
General Mills Inc.	33,976	1,755,200
Heinz (H.J.) Co.	160,727	6,625,167
Hershey Co. (The)	130,978	7,212,958
Kellogg Co.	154,181	7,466,986
Kroger Co.	76,311	1,668,158
McCormick & Co. Inc. NVS	88,291	2,962,163
Sara Lee Corp.	337,715	5,410,194
Sysco Corp.	522,447	15,965,980
Whole Foods Market Inc.	118,320	7,648,205
Wrigley (William Jr.) Co.	198,296	8,994,707

		69,997,927
FOREST PRODUCTS & PAPER—0.00%
Rayonier Inc.	5,879	222,873

		222,873
HAND & MACHINE TOOLS—0.18%
Black & Decker Corp.	58,991	4,982,380
Lincoln Electric Holdings Inc.	35,843	2,245,564
Snap-On Inc.	6,182	249,876
Stanley Works (The)	48,043	2,268,590

		9,746,410
HEALTH CARE - PRODUCTS—5.87%
Advanced Medical Optics Inc.(1)	58,016	2,941,411
Bard (C.R.) Inc.	87,466	6,407,759
Bausch & Lomb Inc.	7,385	362,160
Baxter International Inc.	553,086	20,331,441
Beckman Coulter Inc.	49,004	2,722,172
Becton, Dickinson & Co.	208,898	12,769,935
Biomet Inc.	207,849	6,503,595
Boston Scientific Corp.(1)	1,042,360	17,553,342
Cooper Companies Inc.	18,872	835,841
Cytyc Corp.(1)	96,573	2,449,091
Dade Behring Holdings Inc.	73,619	3,065,495
DENTSPLY International Inc.	66,688	4,041,293
Edwards Lifesciences Corp.(1)	49,788	2,261,869
Gen-Probe Inc.(1)	43,573	2,352,071
Henry Schein Inc.(1)	74,595	3,485,824
Hillenbrand Industries Inc.	21,868	1,060,598
IDEXX Laboratories Inc.(1)	26,655	2,002,590
Intuitive Surgical Inc.(1)	30,883	3,643,268
Johnson & Johnson	2,215,926	132,778,286
Kinetic Concepts Inc.(1)	37,050	1,635,758
Medtronic Inc.	1,019,511	47,835,456
Patterson Companies Inc.(1)	117,107	4,090,548
ResMed Inc.(1)	63,693	2,990,386
Respironics Inc.(1)	61,385	2,100,595
St. Jude Medical Inc.(1)	304,882	9,884,274
Stryker Corp.	252,824	10,646,419
TECHNE Corp.(1)	33,257	1,693,446
Varian Medical Systems Inc.(1)	110,981	5,254,950
Zimmer Holdings Inc.(1)	209,593	11,888,115

		325,587,988
HEALTH CARE - SERVICES—2.73%
Aetna Inc.	238,505	9,523,505
Brookdale Senior Living Inc.	10,265	459,256
Community Health Systems Inc.(1)	50,644	1,861,167
Covance Inc.(1)	40,534	2,481,491
Coventry Health Care Inc.(1)	135,566	7,447,996
DaVita Inc.(1)	87,249	4,336,275

HCA Inc.	327,089	14,113,890
Health Management Associates Inc. Class A	52,263	1,030,104
Health Net Inc.(1)	89,712	4,052,291
Humana Inc.(1)	139,073	7,468,220
Laboratory Corp. of America Holdings(1)	105,327	6,554,499
LifePoint Hospitals Inc.(1)(2)	17,090	549,102
Lincare Holdings Inc.(1)	80,763	3,056,072
Manor Care Inc.	66,739	3,131,394
Pediatrix Medical Group Inc.(1)	40,962	1,855,579
Quest Diagnostics Inc.	133,738	8,013,581
Sierra Health Services Inc.(1)	47,290	2,129,469
Tenet Healthcare Corp.(1)	270,725	1,889,661
Triad Hospitals Inc.(1)	12,197	482,757
UnitedHealth Group Inc.	1,137,746	50,948,266
Universal Health Services Inc. Class B	8,883	446,460
Wellcare Health Plans Inc.(1)	27,597	1,353,633
WellPoint Inc.(1)	247,663	18,022,437

		151,207,105
HOLDING COMPANIES - DIVERSIFIED—0.04%
Walter Industries Inc.	36,742	2,118,176

		2,118,176
HOME BUILDERS—0.33%
Beazer Homes USA Inc.	17,188	788,414
Centex Corp.	46,645	2,346,244
Horton (D.R.) Inc.	142,082	3,384,393
KB Home	35,230	1,615,296
Lennar Corp. Class A	46,426	2,059,922
M.D.C. Holdings Inc.	12,881	668,910
NVR Inc.(1)(2)	3,932	1,931,595
Pulte Homes Inc.	89,115	2,565,621
Ryland Group Inc.	13,945	607,584
Standard-Pacific Corp.	21,362	549,003
Thor Industries Inc.	30,064	1,456,601
Toll Brothers Inc.(1)	21,065	538,632

		18,512,215
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	56,509	4,824,173

		4,824,173
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	79,644	4,624,131
Church & Dwight Co. Inc.	54,603	1,988,641
Fortune Brands Inc.	42,485	3,016,860
Jarden Corp.(1)	20,230	616,004
Kimberly-Clark Corp.	225,236	13,897,061
Scotts Miracle-Gro Co. (The) Class A	29,715	1,257,539

		25,400,236
HOUSEWARES—0.10%
Newell Rubbermaid Inc.	143,790	3,714,096
Toro Co.	36,015	1,681,901

		5,395,997
INSURANCE—0.99%
AFLAC Inc.	421,171	19,521,276
Ambac Financial Group Inc.	7,594	615,873
American International Group Inc.	243,720	14,391,666
Berkley (W.R.) Corp.	73,617	2,512,548
Brown & Brown Inc.	94,878	2,772,335
CNA Financial Corp.(1)	2,257	74,391

Gallagher (Arthur J.) & Co.	24,751	627,190
Hanover Insurance Group Inc. (The)	15,529	737,006
HCC Insurance Holdings Inc.	50,909	1,498,761
Markel Corp.(1)	1,482	514,254
Philadelphia Consolidated Holding Corp.(1)	38,372	1,164,974
Principal Financial Group Inc.	15,676	872,369
Progressive Corp. (The)	178,454	4,588,052
Prudential Financial Inc.	59,429	4,617,633
Transatlantic Holdings Inc.	8,202	458,492

		54,966,820
INTERNET—3.52%
Akamai Technologies Inc.(1)	130,513	4,723,265
Amazon.com Inc.(1)	263,653	10,198,098
CheckFree Corp.(1)	69,855	3,462,014
eBay Inc.(1)	994,531	29,129,813
Emdeon Corp.(1)	231,790	2,876,514
Expedia Inc.(1)	17,073	255,583
F5 Networks Inc.(1)	34,245	1,831,423
Google Inc. Class A(1)	176,387	73,964,361
IAC/InterActiveCorp(1)	59,716	1,581,877
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	454,383	7,842,651
McAfee Inc.(1)	124,634	3,024,867
Monster Worldwide Inc.(1)	104,420	4,454,557
NutriSystem Inc.(1)	27,117	1,684,779
Symantec Corp.(1)	381,580	5,929,753
VeriSign Inc.(1)	194,223	4,500,147
WebMD Health Corp. Class A(1)	5,963	282,050
Yahoo! Inc.(1)	1,189,949	39,268,317

		195,010,069
IRON & STEEL—0.15%
Allegheny Technologies Inc.	84,696	5,864,351
Carpenter Technology Corp.	20,085	2,319,818

		8,184,169
LEISURE TIME—0.23%
Brunswick Corp.	15,018	499,349
Harley-Davidson Inc.	226,916	12,455,419

		12,954,768
LODGING—1.08%
Boyd Gaming Corp.	36,900	1,489,284
Choice Hotels International Inc.	28,364	1,718,858
Harrah’s Entertainment Inc.	115,167	8,197,587
Hilton Hotels Corp.	324,865	9,187,182
Las Vegas Sands Corp.(1)	117,318	9,134,379
Marriott International Inc. Class A	288,427	10,994,837
MGM Mirage(1)	101,055	4,123,044
Starwood Hotels & Resorts Worldwide Inc.	152,852	9,223,090
Station Casinos Inc.	42,756	2,910,828
Wynn Resorts Ltd.(1)	41,543	3,045,102

		60,024,191
MACHINERY—1.40%
AGCO Corp.(1)	5,203	136,943
Caterpillar Inc.	565,607	42,126,409
Cummins Inc.	32,003	3,912,367
Flowserve Corp.(1)	7,210	410,249
Gardner Denver Inc.(1)	44,222	1,702,547
Graco Inc.	57,797	2,657,506
IDEX Corp.	45,085	2,128,012

JLG Industries Inc.	89,824	2,021,040
Joy Global Inc.	104,411	5,438,769
Manitowoc Co. Inc. (The)	51,698	2,300,561
Rockwell Automation Inc.	149,939	10,797,107
Terex Corp.(1)	20,099	1,983,771
Zebra Technologies Corp. Class A(1)	59,777	2,041,982

		77,657,263
MANUFACTURING—5.08%
Brink’s Co. (The)	31,694	1,787,859
Carlisle Companies Inc.	22,202	1,760,619
Danaher Corp.	200,573	12,900,855
Donaldson Co. Inc.	62,444	2,114,978
Dover Corp.	154,136	7,618,942
General Electric Co.	4,268,561	140,691,771
Harsco Corp.	35,437	2,762,669
Honeywell International Inc.	316,791	12,766,677
Illinois Tool Works Inc.	421,696	20,030,560
ITT Industries Inc.	104,367	5,166,167
Leggett & Platt Inc.	84,843	2,119,378
Pall Corp.	18,884	528,752
Parker Hannifin Corp.	43,392	3,367,219
Pentair Inc.	32,459	1,109,773
Roper Industries Inc.	73,358	3,429,487
Textron Inc.	102,630	9,460,433
3M Co.	636,815	51,435,547
Trinity Industries Inc.	62,837	2,538,615

		281,590,301
MEDIA—2.79%
Cablevision Systems Corp.	92,014	1,973,700
Comcast Corp. Class A(1)	830,939	27,204,943
DIRECTV Group Inc. (The)(1)	679,883	11,218,070
Discovery Holding Co. Class A(1)	66,744	976,465
Dow Jones & Co. Inc.	49,984	1,749,940
EchoStar Communications Corp.(1)	173,809	5,355,055
Liberty Global Inc. Class A(1)	140,536	3,021,524
McClatchy Co. (The) Class A	3,813	152,978
McGraw-Hill Companies Inc. (The)	302,220	15,180,511
Meredith Corp.	26,256	1,300,722
News Corp. Class A	1,318,558	25,289,942
Scripps (E.W.) Co. Class A	70,862	3,056,987
Sirius Satellite Radio Inc.(1)(2)	1,186,037	5,633,676
Time Warner Inc.	244,576	4,231,165
Univision Communications Inc. Class A(1)	124,418	4,168,003
Viacom Inc. Class B(1)	535,941	19,208,125
Walt Disney Co. (The)	665,534	19,966,020
Washington Post Co. (The) Class B	941	733,989
Wiley (John) & Sons Inc. Class A	37,367	1,240,584
XM Satellite Radio Holdings Inc. Class A(1)	218,230	3,197,070

		154,859,469
METAL FABRICATE & HARDWARE—0.13%
Precision Castparts Corp.	114,139	6,820,947
Timken Co. (The)	5,480	183,635

		7,004,582
MINING—0.62%
Alcoa Inc.	291,766	9,441,548
Freeport-McMoRan Copper & Gold Inc.	85,643	4,745,479
Newmont Mining Corp.	334,497	17,704,926
Southern Copper Corp.(2)	5,717	509,556
Titanium Metals Corp.(1)	62,765	2,157,861

		34,559,370

OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.	110,060	4,545,478

		4,545,478
OFFICE FURNISHINGS—0.05%
HNI Corp.	43,762	1,984,607
Steelcase Inc. Class A	50,679	833,670

		2,818,277
OIL & GAS—1.69%
Cheniere Energy Inc.(1)	46,309	1,806,051
CNX Gas Corp.(1)	23,567	707,010
Denbury Resources Inc.(1)	100,558	3,184,672
Diamond Offshore Drilling Inc.	49,832	4,182,400
ENSCO International Inc.	129,884	5,977,262
EOG Resources Inc.	92,409	6,407,640
Exxon Mobil Corp.	291,297	17,871,071
Frontier Oil Corp.	51,464	1,667,434
Helmerich & Payne Inc.	44,384	2,674,580
Holly Corp.	40,571	1,955,522
Patterson-UTI Energy Inc.	144,856	4,100,873
Plains Exploration & Production Co.(1)	66,476	2,694,937
Pride International Inc.(1)	111,197	3,472,682
Quicksilver Resources Inc.(1)	52,831	1,944,709
Range Resources Corp.	116,477	3,167,010
Rowan Companies Inc.	86,679	3,084,906
Southwestern Energy Co.(1)	141,605	4,412,412
St. Mary Land & Exploration Co.	48,270	1,942,868
Sunoco Inc.	56,229	3,896,107
TODCO Class A	52,225	2,133,391
Unit Corp.(1)	39,070	2,222,692
W&T Offshore Inc.	15,025	584,322
XTO Energy Inc.	307,564	13,615,858

		93,706,409
OIL & GAS SERVICES—1.97%
Baker Hughes Inc.	287,824	23,558,394
BJ Services Co.	271,559	10,118,288
Cameron International Corp.(1)	97,562	4,660,537
Dresser-Rand Group Inc.(1)	26,425	620,459
FMC Technologies Inc.(1)	57,746	3,895,545
Global Industries Ltd.(1)	74,563	1,245,202
Grant Prideco Inc.(1)	110,591	4,948,947
Halliburton Co.	436,002	32,355,708
Helix Energy Solutions Group Inc.(1)	76,896	3,103,523
National Oilwell Varco Inc.(1)	138,032	8,740,186
Oceaneering International Inc.(1)	45,402	2,081,682
Smith International Inc.	180,715	8,036,396
Superior Energy Services Inc.(1)	67,395	2,284,691
Tetra Technologies Inc.(1)	60,331	1,827,426
Tidewater Inc.	29,550	1,453,860

		108,930,844
PACKAGING & CONTAINERS—0.25%
Ball Corp.	88,433	3,275,558
Crown Holdings Inc.(1)	141,691	2,206,129
Owens-Illinois Inc.(1)	129,529	2,170,906
Packaging Corp. of America	68,568	1,509,867
Pactiv Corp.(1)	119,224	2,950,794
Sealed Air Corp.	28,388	1,478,447

		13,591,701

PHARMACEUTICALS—5.72%
Abbott Laboratories	1,032,592	45,031,337
Abraxis BioScience Inc.(1)	21,590	514,706
Allergan Inc.	126,247	13,541,253
AmerisourceBergen Corp.	34,391	1,441,671
Amylin Pharmaceuticals Inc.(1)	90,153	4,450,854
Barr Pharmaceuticals Inc.(1)	89,674	4,276,553
Bristol-Myers Squibb Co.	760,670	19,670,926
Cardinal Health Inc.	352,797	22,695,431
Caremark Rx Inc.	344,545	17,182,459
Cephalon Inc.(1)	51,307	3,083,551
Endo Pharmaceuticals Holdings Inc.(1)	112,392	3,706,688
Express Scripts Inc.(1)	103,947	7,457,158
Forest Laboratories Inc.(1)	275,266	10,650,042
Gilead Sciences Inc.(1)	384,328	22,736,844
Hospira Inc.(1)	131,945	5,665,718
ImClone Systems Inc.(1)	58,701	2,268,207
Kos Pharmaceuticals Inc.(1)	14,034	527,959
Lilly (Eli) & Co.	627,842	34,700,827
Medco Health Solutions Inc.(1)	156,704	8,976,005
Merck & Co. Inc.	562,252	20,482,840
Mylan Laboratories Inc.	177,570	3,551,400
Omnicare Inc.	49,520	2,348,238
Schering-Plough Corp.	1,250,971	23,805,978
Sepracor Inc.(1)(2)	91,853	5,248,480
VCA Antech Inc.(1)	70,177	2,240,752
Wyeth	694,619	30,848,030

		317,103,907
PIPELINES—0.67%
El Paso Corp.	521,253	7,818,795
Equitable Resources Inc.	88,403	2,961,501
Kinder Morgan Inc.	89,956	8,985,705
Questar Corp.	64,025	5,153,372
Western Gas Resources Inc.	53,482	3,200,898
Williams Companies Inc.	382,050	8,924,688

		37,044,959
REAL ESTATE—0.22%
CB Richard Ellis Group Inc. Class A(1)	156,290	3,891,621
Forest City Enterprises Inc. Class A	59,483	2,968,797
Jones Lang LaSalle Inc.	30,226	2,646,286
St. Joe Co. (The)(2)	62,987	2,931,415

		12,438,119
REAL ESTATE INVESTMENT TRUSTS—0.73%
CapitalSource Inc.	51,284	1,203,123
Developers Diversified Realty Corp.	39,190	2,044,934
Essex Property Trust Inc.	8,721	973,787
Federal Realty Investment Trust	23,341	1,633,870
General Growth Properties Inc.	75,067	3,382,519
Global Signal Inc.	14,409	667,425
Kilroy Realty Corp.	27,082	1,956,675
Macerich Co. (The)	60,632	4,256,366
Pan Pacific Retail Properties Inc.	7,131	494,677
Public Storage Inc.	31,459	2,387,738
Shurgard Storage Centers Inc. Class A	39,945	2,496,563
Simon Property Group Inc.	103,538	8,587,442
SL Green Realty Corp.	36,488	3,994,341
Taubman Centers Inc.	23,984	980,946
United Dominion Realty Trust Inc.	113,417	3,176,810
Ventas Inc.	52,385	1,774,804
Weingarten Realty Investors	16,750	641,190

		40,653,210

RETAIL—9.69%
Abercrombie & Fitch Co. Class A	74,292	4,118,006
Advance Auto Parts Inc.	91,159	2,634,495
American Eagle Outfitters Inc.	96,391	3,281,150
AnnTaylor Stores Corp.(1)	56,662	2,457,998
AutoZone Inc.(1)	46,152	4,070,606
Barnes & Noble Inc.	10,099	368,614
Bed Bath & Beyond Inc.(1)	238,392	7,907,463
Best Buy Co. Inc.	338,433	18,559,666
Brinker International Inc.	71,630	2,600,169
Burger King Holdings Inc.(1)	21,124	332,703
CarMax Inc.(1)	88,930	3,153,458
Cheesecake Factory (The)(1)	66,806	1,800,422
Chico’s FAS Inc.(1)	151,297	4,081,993
Circuit City Stores Inc.	136,866	3,725,493
Claire’s Stores Inc.	83,563	2,131,692
Coldwater Creek Inc.(1)	50,472	1,350,631
Copart Inc.(1)	59,784	1,468,295
Costco Wholesale Corp.	269,860	15,417,102
CVS Corp.	625,605	19,206,074
Darden Restaurants Inc.	125,187	4,932,368
Dick’s Sporting Goods Inc.(1)	30,837	1,221,145
Dollar General Corp.	248,770	3,477,805
Dollar Tree Stores Inc.(1)	9,454	250,531
Family Dollar Stores Inc.	70,189	1,714,717
Federated Department Stores Inc.	38,134	1,395,704
Foot Locker Inc.	14,843	363,505
GameStop Corp. Class A(1)	55,460	2,329,320
Gap Inc. (The)	245,738	4,275,841
Home Depot Inc.	1,652,897	59,157,184
Kohl’s Corp.(1)	291,805	17,251,512
Limited Brands Inc.	288,152	7,373,810
Lowe’s Companies Inc.	655,287	39,756,262
Michaels Stores Inc.	111,555	4,600,528
MSC Industrial Direct Co. Inc. Class A	31,931	1,518,958
Nordstrom Inc.	199,316	7,275,034
Office Depot Inc.(1)	243,021	9,234,798
O’Reilly Automotive Inc.(1)	95,618	2,982,325
OSI Restaurant Partners Inc.	29,829	1,032,083
Panera Bread Co. Class A(1)	25,375	1,706,215
Penney (J.C.) Co. Inc.	198,156	13,377,512
PetSmart Inc.	118,302	3,028,531
RadioShack Corp.	87,322	1,222,508
Ross Stores Inc.	121,208	3,399,884
Staples Inc.	615,001	14,956,824
Starbucks Corp.(1)	648,262	24,478,373
Target Corp.	733,416	35,842,040
Tiffany & Co.	72,735	2,401,710
Tim Hortons Inc.(1)	28,245	727,309
TJX Companies Inc.	386,826	8,842,842
Tractor Supply Co.(1)	30,350	1,677,445
United Auto Group Inc.	5,286	112,856
Urban Outfitters Inc.(1)	96,942	1,695,516
Walgreen Co.	853,215	38,258,161
Wal-Mart Stores Inc.	2,076,790	100,038,974
Wendy’s International Inc.	40,191	2,342,733
Williams-Sonoma Inc.	81,227	2,765,779
Yum! Brands Inc.	229,709	11,547,471

		537,232,143

SAVINGS & LOANS—0.25%
Golden West Financial Corp.	123,673	9,176,537
Hudson City Bancorp Inc.	243,891	3,251,067
People’s Bank	49,287	1,619,078

		14,046,682
SEMICONDUCTORS—5.05%
Advanced Micro Devices Inc.(1)	408,900	9,985,338
Agere Systems Inc.(1)	143,051	2,102,850
Altera Corp.(1)	303,293	5,322,792
Analog Devices Inc.	305,051	9,804,339
Applied Materials Inc.	1,320,865	21,503,682
Broadcom Corp. Class A(1)	384,590	11,556,930
Cree Inc.(1)	55,325	1,314,522
Cypress Semiconductor Corp.(1)	105,352	1,531,818
Fairchild Semiconductor International Inc. Class A(1)	52,792	959,231
Freescale Semiconductor Inc. Class B(1)	157,652	4,634,969
Integrated Device Technology Inc.(1)	74,763	1,060,139
Intel Corp.	4,913,353	93,108,039
International Rectifier Corp.(1)(2)	33,235	1,298,824
Intersil Corp. Class A	52,193	1,213,487
KLA-Tencor Corp.	132,680	5,515,508
Lam Research Corp.(1)	118,786	5,537,803
Linear Technology Corp.	256,460	8,588,845
LSI Logic Corp.(1)	241,264	2,159,313
Maxim Integrated Products Inc.	270,873	8,697,732
MEMC Electronic Materials Inc.(1)	117,244	4,396,650
Microchip Technology Inc.	181,080	6,075,234
Micron Technology Inc.(1)	279,290	4,206,107
National Semiconductor Corp.	285,162	6,801,114
Novellus Systems Inc.(1)	42,564	1,051,331
NVIDIA Corp.(1)	297,754	6,339,183
PMC-Sierra Inc.(1)	174,403	1,639,388
QLogic Corp.(1)	136,283	2,349,519
Rambus Inc.(1)	66,730	1,522,111
Silicon Laboratories Inc.(1)	42,260	1,485,439
Spansion Inc. Class A(1)	6,570	104,726
Teradyne Inc.(1)	129,084	1,798,140
Texas Instruments Inc.	1,316,004	39,861,761
Xilinx Inc.	290,153	6,571,965

		280,098,829
SOFTWARE—6.74%
Activision Inc.(1)	233,584	2,658,186
Acxiom Corp.	73,251	1,831,275
Adobe Systems Inc.(1)	505,709	15,353,325
Autodesk Inc.(1)	195,107	6,723,387
Automatic Data Processing Inc.	486,840	22,078,194
BEA Systems Inc.(1)	329,032	4,307,029
BMC Software Inc.(1)	179,760	4,296,264
CA Inc.	58,662	1,205,504
Cerner Corp.(1)	54,337	2,016,446
Citrix Systems Inc.(1)	153,852	6,175,619
Dun & Bradstreet Corp.(1)	55,991	3,901,453
Electronic Arts Inc.(1)	256,598	11,043,978
Fair Isaac Corp.	44,439	1,613,580
Fidelity National Information Services Inc.	17,552	621,341
First Data Corp.	646,634	29,124,395
Fiserv Inc.(1)	148,405	6,731,651
Global Payments Inc.	56,952	2,765,020
IMS Health Inc.	120,606	3,238,271
Intuit Inc.(1)	147,060	8,880,953

Microsoft Corp.	7,496,343	174,664,792
MoneyGram International Inc.	71,561	2,429,496
NAVTEQ Corp.(1)	78,433	3,504,386
Oracle Corp.(1)	3,356,925	48,641,843
Red Hat Inc.(1)	155,326	3,634,628
Salesforce.com Inc.(1)	71,330	1,901,658
SEI Investments Co.	53,074	2,594,257
Total System Services Inc.	31,688	609,994
VeriFone Holdings Inc.(1)	32,803	999,835

		373,546,760
TELECOMMUNICATIONS—5.29%
ADC Telecommunications Inc.(1)	87,733	1,479,178
American Tower Corp. Class A(1)	354,405	11,029,084
Avaya Inc.(1)	30,425	347,454
CIENA Corp.(1)	109,196	525,233
Cisco Systems Inc.(1)	5,156,290	100,702,344
Citizens Communications Co.	112,813	1,472,210
Comverse Technology Inc.(1)	137,186	2,712,167
Corning Inc.(1)	1,315,593	31,824,195
Crown Castle International Corp.(1)	161,553	5,580,041
Harris Corp.	113,405	4,707,442
JDS Uniphase Corp.(1)	1,378,712	3,488,141
Juniper Networks Inc.(1)	257,089	4,110,853
Leap Wireless International Inc.(1)	14,382	682,426
Level 3 Communications Inc.(1)	844,668	3,750,326
Lucent Technologies Inc.(1)	2,035,783	4,926,595
Motorola Inc.	1,639,796	33,041,889
NeuStar Inc. Class A(1)	52,695	1,778,456
NII Holdings Inc. Class B(1)	116,330	6,558,685
QUALCOMM Inc.	1,415,777	56,730,184
SBA Communications Corp.(1)	87,009	2,274,415
Sprint Nextel Corp.	582,695	11,648,073
Telephone & Data Systems Inc.	49,537	2,050,832
United States Cellular Corp.(1)	7,768	470,741
West Corp.(1)	25,296	1,211,931

		293,102,895
TEXTILES—0.09%
Cintas Corp.	118,449	4,709,532
Mohawk Industries Inc.(1)	5,203	366,031

		5,075,563
TRANSPORTATION—2.78%
Burlington Northern Santa Fe Corp.	308,012	24,409,951
C.H. Robinson Worldwide Inc.	146,716	7,819,963
Con-way Inc.	43,696	2,531,309
CSX Corp.	91,518	6,446,528
Expeditors International Washington Inc.	180,218	10,094,010
FedEx Corp.	257,718	30,116,925
Hunt (J.B.) Transport Services Inc.	92,469	2,303,403
Kansas City Southern Industries Inc.(1)	23,019	637,626
Kirby Corp.(1)	44,519	1,758,501
Landstar System Inc.	49,804	2,352,243
Norfolk Southern Corp.	196,506	10,458,049
Swift Transportation Co. Inc.(1)	20,840	661,878
Union Pacific Corp.	103,592	9,629,912
United Parcel Service Inc. Class B	544,203	44,804,233

		154,024,531
TRUCKING & LEASING—0.02%
GATX Corp.	19,991	849,618

		849,618

WATER—0.03%
Aqua America Inc.	65,745	1,498,329

		1,498,329

TOTAL COMMON STOCKS
(Cost: $5,434,198,226)		5,543,674,345

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.57%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$23,637	23,637
Fortis Bank NY
4.43%, 07/20/06	59,065	59,065
Societe Generale
5.33%, 12/08/06	236,370	236,370
Toronto-Dominion Bank
3.94%, 07/10/06	118,185	118,185
Washington Mutual Bank
5.28%, 08/07/06	118,185	118,185
Wells Fargo Bank N.A.
4.78%, 12/05/06	189,096	189,096

		744,538
COMMERCIAL PAPER(3)—0.10%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	659,892	656,175
ASAP Funding Ltd.
5.21%, 08/08/06(4)	113,457	112,866
Barton Capital Corp.
5.29%, 08/01/06(4)	225,943	224,980
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	89,820	89,609
CC USA Inc.
5.03%, 10/24/06(4)	47,274	46,528
Chariot Funding LLC
5.30%, 07/28/06(4)	178,069	177,414
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	518,512	518,365
Curzon Funding LLC
5.30%, 07/31/06(4)	236,370	235,395
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	174,375	170,304
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	500,333	498,579
Five Finance Inc.
5.19%, 12/01/06(4)	106,366	104,051
General Electric Capital Services Inc.
5.22%, 12/11/06	23,637	23,085
Govco Inc.
5.22%, 08/03/06(4)	236,370	235,307
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	80,366	79,120
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	59,092	58,884

Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	217,413	216,875
Landale Funding LLC
5.30%, 08/15/06(4)	260,006	258,360
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	365,971	363,187
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	238,733	238,033
Prudential Funding LLC
5.22%, 07/31/06	118,185	117,705
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	236,370	235,785
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	276,952	276,795
Scaldis Capital LLC
5.30%, 07/25/06(4)	147,747	147,269
Sydney Capital Corp.
5.10%, 07/07/06(4)	258,565	258,418
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	288,912	288,197

		5,631,286
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	59,092	59,092
Dorada Finance Inc.
3.93%, 07/07/06(4)	73,275	73,274
K2 USA LLC
3.94%, 07/07/06(4)	141,822	141,822
Marshall & Ilsley Bank
5.18%, 12/15/06	236,370	236,737
Sigma Finance Inc.
5.13%, 03/30/07(4)	82,729	82,729
US Bank N.A.
2.85%, 11/15/06	47,274	46,952

		640,606
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20%(5)(6)	5,621,485	5,621,485

		5,621,485
REPURCHASE AGREEMENTS(3)—0.08%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $472,950 (collateralized by non-U.S. Government debt securities, value $487,593, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$472,739	472,739
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $354,713 (collateralized by non-U.S. Government debt securities, value $390,554, 2.12% to 6.47%, 11/25/34 to 12/25/42).	354,554	354,554
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $472,950 (collateralized by non-U.S. Government debt securities, value $485,569, 5.36% to 6.00%, 12/25/35 to 12/25/42).	472,739	472,739

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $591,188 (collateralized by non-U.S. Government debt securities, value $661,317, 0.00% to 10.00%, 6/1/28 to 12/15/35).	590,924	590,924
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $141,887 (collateralized by non-U.S. Government debt securities, value $160,548, 0.00% to 10.00%, 9/10/34 to 5/9/36).	141,822	141,822
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $236,476 (collateralized by non-U.S. Government debt securities, value $241,430, 5.22% to 5.42%, 7/3/06).	236,370	236,370
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $378,363 (collateralized by non-U.S. Government debt securities, value $397,649, 0.00% to 10.00%, 1/1/10 to 6/6/16).	378,191	378,191
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $236,476 (collateralized by non-U.S. Government debt securities, value $243,802, 6.38% to 8.49%, 1/7/09 to 2/23/36).	236,370	236,370
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $236,476 (collateralized by non-U.S. Government debt securities, value $243,805, 0.07% to 7.75%, 2/22/11 to 12/15/45).	236,370	236,370
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $472,950 (collateralized by non-U.S. Government debt securities, value $497,066, 0.00% to 8.57%, 6/25/23 to 4/25/46).	472,739	472,739
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $236,476 (collateralized by non-U.S. Government debt securities, value $248,746, 3.79% to 7.22%, 5/15/07 to 3/15/42).	236,370	236,370
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $82,767 (collateralized by non-U.S. Government debt securities, value $87,577, 0.00% to 10.00%, 7/3/06 to 6/30/36).	82,729	82,729
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $174,044 (collateralized by non-U.S. Government debt securities, value $175,155, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	165,459	165,459
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $472,951 (collateralized by non-U.S. Government debt securities, value $497,061, 0.00% to 10.00%, 1/1/10 to 5/6/16).	472,739	472,739

		4,550,115
TIME DEPOSITS(3)—0.04%
ABN Amro Bank NV
5.30%, 07/03/06	236,370	236,370
KBC Bank NV
5.32%, 07/03/06	709,109	709,109

Societe Generale
5.32%, 07/03/06	590,924	590,924
UBS AG
5.25%-5.34%, 07/03/06	681,475	681,475

		2,217,878
VARIABLE & FLOATING RATE NOTES(3)—0.22%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	605,106	605,191
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	177,277	177,276
American Express Centurion Bank
5.34%, 07/19/07	260,006	260,317
American Express Credit Corp.
5.23%, 07/05/07	70,911	70,958
ASIF Global Financing
5.17%, 05/03/07(4)	23,637	23,648
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	153,640	153,640
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	401,828	401,826
BMW US Capital LLC
5.20%, 07/13/07(4)	236,370	236,370
BNP Paribas
5.14%, 05/18/07(4)	437,284	437,284
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	172,550	172,550
Commodore CDO Ltd.
5.38%, 06/12/07(4)	59,092	59,092
Credit Agricole SA
5.31%, 07/23/07	236,370	236,370
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	236,370	236,369
DEPFA Bank PLC
5.37%, 06/15/07	236,370	236,370
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	271,825	271,847
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	236,370	236,370
Fifth Third Bancorp
5.28%, 06/22/07(4)	472,739	472,739
First Tennessee Bank N.A.
5.21%, 08/25/06	70,911	70,912
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	177,277	177,261
General Electric Capital Corp.
5.25%, 04/09/07	106,366	106,424
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	354,554	354,621
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	236,370	236,370
JP Morgan Chase & Co.
5.12%, 07/02/07	177,277	177,277
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	354,554	354,544
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	247,011	247,010
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	295,462	295,366
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	260,006	259,984
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	114,873	114,873

Marshall & Ilsley Bank
5.18%, 07/13/07	130,003	130,003
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	354,554	354,554
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	29,783	29,793
Mound Financing PLC
5.11%, 05/08/07(4)	222,187	222,187
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	236,370	236,356
National City Bank of Indiana
5.17%, 05/21/07	118,185	118,194
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	638,198	638,216
Newcastle Ltd.
5.34%, 04/24/07(4)	83,320	83,300
Northern Rock PLC
5.17%, 05/03/07(4)	283,643	283,650
Principal Life Global Funding I
5.63%, 02/08/07	106,366	106,666
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	177,277	177,268
Sigma Finance Inc.
5.51%, 06/18/07(4)	193,823	193,823
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	236,370	236,370
Strips III LLC
5.37%, 07/24/06(4)	55,255	55,255
SunTrust Bank
5.08%, 05/01/07	236,370	236,382
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	446,738	446,691
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	330,917	330,918
US Bank N.A.
5.28%, 09/29/06	106,366	106,360
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	378,380	378,381
Wachovia Bank N.A.
5.36%, 05/22/07	472,739	472,739
Wells Fargo & Co.
5.19%, 07/13/07(4)	118,185	118,192
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	212,733	212,731
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	233,769	233,000
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	79,831	79,831

		12,163,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,569,627)		31,569,627

TOTAL INVESTMENTS IN SECURITIES—100.58%
(Cost: $5,465,767,853)		5,575,243,972
Other Assets, Less Liabilities—(0.58)%		(32,302,633)

NET ASSETS—100.00%		$5,542,941,339

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.82%

ADVERTISING—0.04%
Donnelley (R.H.) Corp.(1)	52,622	$2,845,272

		2,845,272
AEROSPACE & DEFENSE—1.21%
Alliant Techsystems Inc.(1)	23,415	1,787,735
Armor Holdings Inc.(1)	30,787	1,688,051
DRS Technologies Inc.	28,606	1,394,542
General Dynamics Corp.	414,720	27,147,571
Goodrich (B.F.) Co.	8,783	353,867
L-3 Communications Holdings Inc.	116,278	8,769,687
Northrop Grumman Corp.	327,384	20,972,219
Raytheon Co.	237,898	10,603,114
United Technologies Corp.	88,273	5,598,274

		78,315,060
AGRICULTURE—2.03%
Altria Group Inc.	1,171,294	86,008,118
Archer-Daniels-Midland Co.	672,334	27,753,948
Loews Corp. - Carolina Group	95,837	4,923,147
Reynolds American Inc.(2)	88,200	10,169,460
UST Inc.	73,619	3,326,843

		132,181,516
AIRLINES—0.16%
AMR Corp.(1)	51,319	1,304,529
Southwest Airlines Co.	346,295	5,668,849
UAL Corp.(1)	101,208	3,139,472

		10,112,850
APPAREL—0.21%
Jones Apparel Group Inc.	115,639	3,676,164
Liz Claiborne Inc.	107,368	3,979,058
VF Corp.	90,214	6,127,335

		13,782,557
AUTO MANUFACTURERS—0.51%
Ford Motor Co.	1,854,013	12,848,310
General Motors Corp.(2)	485,157	14,452,827
PACCAR Inc.	70,395	5,799,140

		33,100,277
AUTO PARTS & EQUIPMENT—0.26%
Autoliv Inc.	85,212	4,820,443
BorgWarner Inc.	54,396	3,541,180
Johnson Controls Inc.	86,526	7,114,168
TRW Automotive Holdings Corp.(1)	44,777	1,221,517

		16,697,308

BANKS—12.06%
AmSouth Bancorp	355,535	9,403,901
Associated Bancorp	135,855	4,283,508
BancorpSouth Inc.	81,474	2,220,166
Bank of America Corp.	4,688,292	225,506,845
Bank of Hawaii Corp.	18,338	909,565
Bank of New York Co. Inc. (The)	735,822	23,693,468
BB&T Corp.	561,424	23,349,624
BOK Financial Corp.	22,405	1,112,856
City National Corp.	42,842	2,788,586
Colonial BancGroup Inc. (The)	158,822	4,078,549
Comerica Inc.	166,870	8,675,571
Commerce Bancshares Inc.	68,611	3,433,981
Compass Bancshares Inc.	132,660	7,375,896
Cullen/Frost Bankers Inc.	33,345	1,910,668
East West Bancorp Inc.	4,864	184,394
Fifth Third Bancorp	490,534	18,125,231
First Citizens BancShares Inc. Class A	6,185	1,240,092
First Horizon National Corp.	126,600	5,089,320
Fulton Financial Corp.	178,326	2,838,950
Huntington Bancshares Inc.	251,983	5,941,759
KeyCorp	415,246	14,815,977
M&T Bank Corp.	78,114	9,211,203
Marshall & Ilsley Corp.	260,065	11,895,373
Mellon Financial Corp.	44,185	1,521,290
Mercantile Bankshares Corp.	126,584	4,515,251
National City Corp.	586,728	21,233,686
North Fork Bancorp Inc.	477,904	14,418,364
Northern Trust Corp.	12,320	681,296
PNC Financial Services Group	304,087	21,337,785
Popular Inc.	285,974	5,490,701
Regions Financial Corp.	468,590	15,519,701
Sky Financial Group Inc.	103,504	2,443,729
South Financial Group Inc. (The)	77,041	2,034,653
State Street Corp.	21,510	1,249,516
SunTrust Banks Inc.	373,571	28,488,525
Synovus Financial Corp.	154,671	4,142,089
TCF Financial Corp.	84,013	2,222,144
TD Banknorth Inc.	103,543	3,049,341
U.S. Bancorp	1,828,556	56,465,809
UnionBanCal Corp.	54,980	3,551,158
Valley National Bancorp	114,365	2,940,324
Wachovia Corp.	1,652,474	89,365,794
Webster Financial Corp.	54,229	2,572,624
Wells Fargo & Co.	1,465,335	98,294,672
Whitney Holding Corp.	67,488	2,387,051
Wilmington Trust Corp.	70,075	2,955,763
Zions Bancorporation	109,013	8,496,473

		783,463,222
BEVERAGES—0.94%
Anheuser-Busch Companies Inc.	285,815	13,030,306
Coca-Cola Co. (The)	707,590	30,440,522
Coca-Cola Enterprises Inc.	313,749	6,391,067
Constellation Brands Inc.(1)	167,565	4,189,125
Molson Coors Brewing Co. Class B	50,166	3,405,268
Pepsi Bottling Group Inc.	68,434	2,200,153
PepsiAmericas Inc.	64,113	1,417,538

		61,073,979
BIOTECHNOLOGY—0.21%
Biogen Idec Inc.(1)	178,400	8,265,272
Charles River Laboratories International Inc.(1)	51,871	1,908,853

Invitrogen Corp.(1)	34,875	2,304,191
Millennium Pharmaceuticals Inc.(1)	149,412	1,489,638

		13,967,954
BUILDING MATERIALS—0.12%
Lennox International Inc.	61,923	1,639,721
Masco Corp.	160,775	4,765,371
USG Corp.(1)	21,483	1,566,755

		7,971,847
CHEMICALS—1.82%
Air Products & Chemicals Inc.	203,360	12,998,771
Airgas Inc.	4,378	163,080
Albemarle Corp.	40,352	1,932,054
Ashland Inc.	65,487	4,367,983
Cabot Corp.	38,313	1,322,565
Celanese Corp. Class A	36,049	736,121
Chemtura Corp.	246,856	2,305,635
Cytec Industries Inc.	42,372	2,273,682
Dow Chemical Co. (The)	988,009	38,561,991
Du Pont (E.I.) de Nemours and Co.	188,345	7,835,152
Eastman Chemical Co.	83,995	4,535,730
FMC Corp.	40,175	2,586,868
Huntsman Corp.(1)	26,959	466,930
International Flavors & Fragrances Inc.	29,955	1,055,614
Lubrizol Corp.	70,245	2,799,263
Lyondell Chemical Co.	222,825	5,049,214
Mosaic Co. (The)(1)(2)	134,942	2,111,842
PPG Industries Inc.	148,551	9,804,366
Rohm & Haas Co.	140,547	7,044,216
RPM International Inc.	121,797	2,192,346
Sherwin-Williams Co. (The)	45,351	2,153,265
Sigma-Aldrich Corp.	39,203	2,847,706
Valspar Corp. (The)	104,436	2,758,155
Westlake Chemical Corp.	13,925	414,965

		118,317,514
COMMERCIAL SERVICES—0.65%
ADESA Inc.	92,318	2,053,152
Cendant Corp.	884,755	14,412,659
Convergys Corp.(1)	136,042	2,652,819
Corrections Corp. of America(1)	14,004	741,372
Donnelley (R.R.) & Sons Co.	222,009	7,093,188
Equifax Inc.	13,737	471,729
Hewitt Associates Inc. Class A(1)	49,427	1,111,119
Laureate Education Inc.(1)	7,034	299,859
Manpower Inc.	12,877	831,854
McKesson Corp.	94,355	4,461,104
Quanta Services Inc.(1)	61,162	1,059,937
Service Corp. International	303,840	2,473,258
ServiceMaster Co. (The)	208,469	2,153,485
United Rentals Inc.(1)	66,421	2,124,144

		41,939,679
COMPUTERS—1.48%
Affiliated Computer Services Inc. Class A(1)	67,627	3,490,229
Cadence Design Systems Inc.(1)	46,436	796,377
Ceridian Corp.(1)	14,942	365,182
Computer Sciences Corp.(1)	191,596	9,280,910
Diebold Inc.	13,701	556,535
Electronic Data Systems Corp.	233,818	5,625,661
EMC Corp.(1)	293,938	3,224,500
Hewlett-Packard Co.	1,134,331	35,935,606

International Business Machines Corp.	144,943	11,134,521
Lexmark International Inc.(1)	25,643	1,431,649
NCR Corp.(1)	147,712	5,412,168
Reynolds & Reynolds Co. (The) Class A	14,886	456,554
Sun Microsystems Inc.(1)	3,280,745	13,615,092
Synopsys Inc.(1)	134,468	2,523,964
Unisys Corp.(1)	352,392	2,213,022

		96,061,970
COSMETICS & PERSONAL CARE—2.39%
Alberto-Culver Co.	62,997	3,069,214
Colgate-Palmolive Co.	54,989	3,293,841
Procter & Gamble Co.	2,673,364	148,639,038

		155,002,093
DISTRIBUTION & WHOLESALE—0.21%
Genuine Parts Co.	177,400	7,390,484
Grainger (W.W.) Inc.	22,236	1,672,814
Ingram Micro Inc. Class A(1)	144,103	2,612,587
Tech Data Corp.(1)	57,109	2,187,846

		13,863,731
DIVERSIFIED FINANCIAL SERVICES—11.40%
AmeriCredit Corp.(1)	101,972	2,847,058
Ameriprise Financial Inc.	220,686	9,858,044
Bear Stearns Companies Inc. (The)	123,905	17,356,612
Capital One Financial Corp.	259,339	22,160,518
CIT Group Inc.	204,794	10,708,678
Citigroup Inc.	5,107,181	246,370,411
Countrywide Financial Corp.	624,230	23,770,678
E*TRADE Financial Corp.(1)	33,294	759,769
Edwards (A.G.) Inc.	78,649	4,350,863
Federal Home Loan Mortgage Corp.	351,897	20,061,648
Federal National Mortgage Association	996,715	47,941,991
Goldman Sachs Group Inc. (The)	95,630	14,385,621
IndyMac Bancorp Inc.	52,709	2,416,708
Janus Capital Group Inc.	107,841	1,930,354
Jefferies Group Inc.	121,768	3,607,986
JP Morgan Chase & Co.	3,569,566	149,921,772
Legg Mason Inc.	57,519	5,724,291
Lehman Brothers Holdings Inc.	479,111	31,214,082
Merrill Lynch & Co. Inc.	775,186	53,921,938
Morgan Stanley	980,442	61,973,739
Nelnet Inc. Class A(1)	2,632	106,728
NYSE Group Inc.(1)	78,799	5,396,156
Raymond James Financial Inc.	93,085	2,817,683
Student Loan Corp. (The)	4,109	830,018

		740,433,346
ELECTRIC—5.46%
Alliant Energy Corp.	120,754	4,141,862
Ameren Corp.	210,962	10,653,581
American Electric Power Co. Inc.	404,687	13,860,530
CenterPoint Energy Inc.	319,893	3,998,662
CMS Energy Corp.(1)	227,195	2,939,903
Consolidated Edison Inc.	252,497	11,220,967
Constellation Energy Group Inc.	160,495	8,750,187
Dominion Resources Inc.	357,046	26,703,470
DPL Inc.	102,677	2,751,744
DTE Energy Co.	182,631	7,440,387
Duke Energy Corp.	1,269,906	37,297,139
Edison International	334,720	13,054,080
Energy East Corp.	151,716	3,630,564

Entergy Corp.	213,627	15,114,110
Exelon Corp.	105,733	6,008,806
FirstEnergy Corp.	338,855	18,369,330
FPL Group Inc.	415,311	17,185,569
Great Plains Energy Inc.	81,646	2,274,658
Hawaiian Electric Industries Inc.(2)	83,339	2,325,991
MDU Resources Group Inc.	123,250	4,512,182
Mirant Corp.(1)	308,224	8,260,403
Northeast Utilities	157,763	3,260,961
NRG Energy Inc.(1)	98,647	4,752,812
NSTAR	109,729	3,138,249
OGE Energy Corp.	93,255	3,266,723
Pepco Holdings Inc.	195,573	4,611,611
PG&E Corp.	356,660	14,009,605
Pinnacle West Capital Corp.	101,910	4,067,228
PPL Corp.	390,900	12,626,070
Progress Energy Inc.	259,888	11,141,399
Public Service Enterprise Group Inc.	258,345	17,081,771
Puget Energy Inc.	119,204	2,560,502
Reliant Energy Inc.(1)	315,029	3,774,047
SCANA Corp.	118,640	4,577,131
Sierra Pacific Resources Corp.(1)	206,373	2,889,222
Southern Co. (The)	762,339	24,432,965
TECO Energy Inc.	214,472	3,204,212
Wisconsin Energy Corp.	120,180	4,843,254
WPS Resources Corp.	44,193	2,191,973
Xcel Energy Inc.	416,572	7,989,851

		354,913,711
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
American Power Conversion Corp.	107,507	2,095,311
Emerson Electric Co.	26,144	2,191,129
Energizer Holdings Inc.(1)	12,570	736,225
Hubbell Inc. Class B	44,845	2,136,864

		7,159,529
ELECTRONICS—0.35%
Applera Corp. - Applied Biosystems Group	37,071	1,199,247
Arrow Electronics Inc.(1)	107,763	3,469,969
Avnet Inc.(1)	70,834	1,418,097
AVX Corp.	28,579	451,262
Fisher Scientific International Inc.(1)	52,037	3,801,303
Gentex Corp.	15,006	210,084
PerkinElmer Inc.	62,700	1,310,430
Sanmina-SCI Corp.(1)	328,442	1,510,833
Solectron Corp.(1)	499,597	1,708,622
Symbol Technologies Inc.	51,618	556,958
Tektronix Inc.	24,575	722,996
Thermo Electron Corp.(1)	117,715	4,265,992
Vishay Intertechnology Inc.(1)	136,655	2,149,583

		22,775,376
ENGINEERING & CONSTRUCTION—0.07%
Shaw Group Inc. (The)(1)	82,464	2,292,499
URS Corp.(1)	49,610	2,083,620

		4,376,119
ENTERTAINMENT—0.05%
DreamWorks Animation SKG Inc. Class A(1)	15,419	353,095
International Speedway Corp. Class A	36,210	1,679,058
Warner Music Group Corp.	43,783	1,290,723

		3,322,876

ENVIRONMENTAL CONTROL—0.08%
Allied Waste Industries Inc.(1)(2)	242,037	2,749,540
Republic Services Inc.	6,836	275,764
Waste Management Inc.	61,603	2,210,316

		5,235,620
FOOD—1.71%
Campbell Soup Co.	103,886	3,855,209
ConAgra Foods Inc.	533,564	11,797,100
Corn Products International Inc.	76,178	2,331,047
Dean Foods Co.(1)	139,730	5,196,559
Del Monte Foods Co.	205,155	2,303,891
General Mills Inc.	324,346	16,755,714
Heinz (H.J.) Co.	148,683	6,128,713
Hershey Co. (The)	21,930	1,207,685
Hormel Foods Corp.	75,790	2,814,841
Kellogg Co.	66,230	3,207,519
Kraft Foods Inc.	216,709	6,696,308
Kroger Co.	649,739	14,203,295
McCormick & Co. Inc. NVS	28,717	963,455
Safeway Inc.	462,408	12,022,608
Sara Lee Corp.	370,157	5,929,915
Smithfield Foods Inc.(1)	101,519	2,926,793
Smucker (J.M.) Co. (The)	59,797	2,672,926
SUPERVALU Inc.	210,235	6,454,214
Tyson Foods Inc. Class A	228,193	3,390,948

		110,858,740
FOREST PRODUCTS & PAPER—0.87%
International Paper Co.	506,425	16,357,527
Louisiana-Pacific Corp.	109,099	2,389,268
MeadWestvaco Corp.	186,100	5,197,773
Plum Creek Timber Co. Inc.	189,381	6,723,025
Rayonier Inc.	71,460	2,709,049
Smurfit-Stone Container Corp.(1)	261,429	2,860,033
Temple-Inland Inc.	113,512	4,866,259
Weyerhaeuser Co.	252,959	15,746,698

		56,849,632
GAS—0.70%
AGL Resources Inc.	80,062	3,051,963
Atmos Energy Corp.	83,371	2,326,885
Energen Corp.	75,478	2,899,110
KeySpan Corp.	179,744	7,261,658
NiSource Inc.	280,121	6,117,843
ONEOK Inc.	120,605	4,105,394
Sempra Energy	266,169	12,105,366
Southern Union Co.	102,394	2,770,782
UGI Corp.	108,190	2,663,638
Vectren Corp.	78,269	2,132,830

		45,435,469
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	6,323	534,041
Kennametal Inc.	40,670	2,531,707
Snap-On Inc.	52,175	2,108,913
Stanley Works (The)	25,044	1,182,578

		6,357,239
HEALTH CARE - PRODUCTS—0.40%
Bausch & Lomb Inc.	46,107	2,261,087
Beckman Coulter Inc.	5,253	291,804
Cooper Companies Inc.	22,773	1,008,616

Hillenbrand Industries Inc.	36,433	1,767,001
Johnson & Johnson	346,787	20,779,477

		26,107,985
HEALTH CARE - SERVICES—0.77%
Aetna Inc.	292,417	11,676,211
Community Health Systems Inc.(1)	39,382	1,447,289
Health Management Associates Inc. Class A	183,784	3,622,383
Health Net Inc.(1)	9,359	422,746
LifePoint Hospitals Inc.(1)	38,272	1,229,679
Tenet Healthcare Corp.(1)	154,244	1,076,623
Triad Hospitals Inc.(1)	75,100	2,972,458
Universal Health Services Inc. Class B	36,169	1,817,854
WellPoint Inc.(1)	353,625	25,733,291

		49,998,534
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	167,683	4,894,667

		4,894,667
HOME BUILDERS—0.35%
Beazer Homes USA Inc.	20,576	943,821
Centex Corp.	67,955	3,418,137
Horton (D.R.) Inc.	148,404	3,534,983
KB Home	40,031	1,835,421
Lennar Corp. Class A	83,650	3,711,551
M.D.C. Holdings Inc.	19,782	1,027,279
Pulte Homes Inc.	110,144	3,171,046
Ryland Group Inc.	29,890	1,302,307
Standard-Pacific Corp.	42,220	1,085,054
Toll Brothers Inc.(1)	107,154	2,739,928

		22,769,527
HOME FURNISHINGS—0.10%
Whirlpool Corp.	74,907	6,191,064

		6,191,064
HOUSEHOLD PRODUCTS & WARES—0.46%
Clorox Co. (The)	154,990	9,449,740
Fortune Brands Inc.	98,974	7,028,144
Jarden Corp.(1)	25,100	764,295
Kimberly-Clark Corp.	198,375	12,239,738
Scotts Miracle-Gro Co. (The) Class A	11,984	507,163

		29,989,080
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	109,482	2,827,920

		2,827,920
INSURANCE—8.13%
Alleghany Corp.(1)	4,980	1,376,273
Allstate Corp. (The)	652,744	35,724,679
Ambac Financial Group Inc.	99,380	8,059,718
American Financial Group Inc.	58,418	2,506,132
American International Group Inc.	1,966,448	116,118,754
American National Insurance Co.	14,570	1,890,020
AmerUs Group Co.	39,868	2,334,271
AON Corp.	327,370	11,399,023
Assurant Inc.	132,514	6,413,678
Berkley (W.R.) Corp.	76,268	2,603,027
Chubb Corp.	426,257	21,270,224
CIGNA Corp.	123,034	12,120,079
Cincinnati Financial Corp.	160,035	7,523,245

CNA Financial Corp.(1)	20,925	689,688
Conseco Inc.(1)	155,657	3,595,677
Erie Indemnity Co. Class A	55,184	2,869,568
Fidelity National Financial Inc.	179,545	6,993,278
Fidelity National Title Group Inc. Class A(2)	32,056	630,542
First American Corp.	88,068	3,722,634
Gallagher (Arthur J.) & Co.	69,243	1,754,618
Genworth Financial Inc. Class A	468,485	16,322,017
Hanover Insurance Group Inc. (The)	33,288	1,579,848
Hartford Financial Services Group Inc. (The)	311,381	26,342,833
HCC Insurance Holdings Inc.	52,322	1,540,360
Lincoln National Corp.	288,867	16,303,654
Loews Corp.	455,413	16,144,391
Markel Corp.(1)	8,120	2,817,640
Marsh & McLennan Companies Inc.	564,447	15,177,980
MBIA Inc.	138,412	8,104,023
Mercury General Corp.	27,224	1,534,617
MetLife Inc.	475,424	24,346,463
MGIC Investment Corp.	89,824	5,838,560
Nationwide Financial Services Inc.	50,250	2,215,020
Old Republic International Corp.	236,131	5,046,120
Philadelphia Consolidated Holding Corp.(1)	9,898	300,503
PMI Group Inc. (The)	91,836	4,094,049
Principal Financial Group Inc.	265,484	14,774,185
Progressive Corp. (The)	586,843	15,087,734
Protective Life Corp.	71,800	3,347,316
Prudential Financial Inc.	433,196	33,659,329
Radian Group Inc.	84,661	5,230,357
Reinsurance Group of America Inc.	29,855	1,467,373
SAFECO Corp.	122,455	6,900,339
St. Paul Travelers Companies Inc.	715,293	31,887,762
StanCorp Financial Group Inc.	56,195	2,860,887
Torchmark Corp.	103,101	6,260,293
Transatlantic Holdings Inc.	17,589	983,225
Unitrin Inc.	48,760	2,125,448
UNUMProvident Corp.	307,606	5,576,897
Wesco Financial Corp.	1,455	554,355

		528,018,706
INTERNET—0.30%
Expedia Inc.(1)	215,230	3,221,993
IAC/InterActiveCorp(1)	117,008	3,099,542
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	168,830	2,914,006
McAfee Inc.(1)	12,291	298,303
Symantec Corp.(1)	607,736	9,444,217
VeriSign Inc.(1)	15,614	361,776

		19,339,837
INVESTMENT COMPANIES—0.13%
Allied Capital Corp.(2)	143,812	4,137,471
American Capital Strategies Ltd.	137,129	4,591,079

		8,728,550
IRON & STEEL—0.48%
Carpenter Technology Corp.	1,697	196,004
Nucor Corp.	320,117	17,366,347
Reliance Steel & Aluminum Co.	33,763	2,800,641
Steel Dynamics Inc.	50,006	3,287,394
United States Steel Corp.	111,911	7,847,199

		31,497,585

LEISURE TIME—0.09%
Brunswick Corp.	78,908	2,623,691
Sabre Holdings Corp.	136,377	3,000,294

		5,623,985
LODGING—0.09%
Harrah’s Entertainment Inc.	49,728	3,539,639
Starwood Hotels & Resorts Worldwide Inc.	37,270	2,248,872

		5,788,511
MACHINERY—0.45%
AGCO Corp.(1)	86,687	2,281,602
Cummins Inc.	8,778	1,073,111
Deere & Co.	240,985	20,119,838
Flowserve Corp.(1)	49,300	2,805,170
Terex Corp.(1)	27,128	2,677,534

		28,957,255
MANUFACTURING—3.78%
Brink’s Co. (The)	11,125	627,561
Carlisle Companies Inc.	4,579	363,115
Crane Co.	54,441	2,264,746
Dover Corp.	21,993	1,087,114
Eastman Kodak Co.	295,094	7,017,335
Eaton Corp.	154,307	11,634,748
General Electric Co.	5,490,931	180,981,086
Honeywell International Inc.	465,267	18,750,260
ITT Industries Inc.	63,087	3,122,807
Leggett & Platt Inc.	84,094	2,100,668
Pall Corp.	105,366	2,950,248
Parker Hannifin Corp.	70,827	5,496,175
Pentair Inc.	64,969	2,221,290
SPX Corp.	61,406	3,435,666
Teleflex Inc.	41,357	2,234,105
Textron Inc.	8,821	813,120
Trinity Industries Inc.	4,705	190,082

		245,290,126
MEDIA—3.87%
Cablevision Systems Corp.	110,582	2,371,984
CBS Corp. Class B	691,236	18,697,934
Clear Channel Communications Inc.	517,024	16,001,893
Comcast Corp. Class A(1)	990,655	32,434,045
Discovery Holding Co. Class A(1)	206,686	3,023,816
Gannett Co. Inc.	244,319	13,664,762
Hearst-Argyle Television Inc.	27,334	602,988
Liberty Global Inc. Class A(1)	301,263	6,477,155
Liberty Media Holding Corp. - Liberty Capital Group Series A(1)	144,299	12,087,927
McClatchy Co. (The) Class A(2)	51,949	2,084,183
New York Times Co. Class A	135,862	3,334,053
News Corp. Class A	761,660	14,608,639
Time Warner Inc.	4,013,751	69,437,892
Tribune Co.	230,407	7,472,099
Univision Communications Inc. Class A(1)	69,914	2,342,119
Walt Disney Co. (The)	1,445,358	43,360,740
Washington Post Co. (The) Class B	4,590	3,580,246

		251,582,475
METAL FABRICATE & HARDWARE—0.09%
Commercial Metals Co.	123,612	3,176,828
Timken Co. (The)	79,838	2,675,371

		5,852,199

MINING—0.63%
Alcoa Inc.	539,018	17,442,622
Freeport-McMoRan Copper & Gold Inc.	89,452	4,956,535
Newmont Mining Corp.	23,223	1,229,193
Phelps Dodge Corp.	209,387	17,203,236

		40,831,586
OFFICE & BUSINESS EQUIPMENT—0.26%
Pitney Bowes Inc.	94,183	3,889,758
Xerox Corp.(1)	943,394	13,122,611

		17,012,369
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	17,691	291,017

		291,017
OIL & GAS—13.98%
Anadarko Petroleum Corp.	471,060	22,464,851
Apache Corp.	339,372	23,162,139
Cabot Oil & Gas Corp.	50,181	2,458,869
Chesapeake Energy Corp.	348,696	10,548,054
Chevron Corp.	2,277,149	141,319,867
Cimarex Energy Co.	84,855	3,648,765
ConocoPhillips	1,695,781	111,124,529
Devon Energy Corp.	452,019	27,306,468
EOG Resources Inc.	136,819	9,487,029
Exxon Mobil Corp.	5,861,473	359,601,369
Forest Oil Corp.(1)	56,387	1,869,793
Frontier Oil Corp.	53,748	1,741,435
Hess Corp.	248,591	13,138,034
Kerr-McGee Corp.	233,216	16,173,530
Marathon Oil Corp.	372,347	31,016,505
Murphy Oil Corp.	191,739	10,710,541
Newfield Exploration Co.(1)	132,127	6,466,295
Noble Energy Inc.	181,994	8,528,239
Occidental Petroleum Corp.	439,980	45,119,949
Pioneer Natural Resources Co.	132,837	6,164,965
Pogo Producing Co.	59,548	2,745,163
Pride International Inc.(1)	31,109	971,534
Rowan Companies Inc.	7,813	278,065
Sunoco Inc.	67,850	4,701,327
Tesoro Corp.	70,442	5,238,067
Valero Energy Corp.	632,283	42,059,465

		908,044,847
OIL & GAS SERVICES—0.06%
National Oilwell Varco Inc.(1)	11,863	751,165
SEACOR Holdings Inc.(1)	23,225	1,906,773
Tidewater Inc.	26,023	1,280,332

		3,938,270
PACKAGING & CONTAINERS—0.14%
Bemis Co. Inc.	107,701	3,297,805
Sealed Air Corp.	49,282	2,566,607
Sonoco Products Co.	101,749	3,220,356

		9,084,768
PHARMACEUTICALS—5.21%
Abbott Laboratories	312,022	13,607,278
AmerisourceBergen Corp.	173,806	7,285,948
Bristol-Myers Squibb Co.	1,094,886	28,313,752
Caremark Rx Inc.	35,453	1,768,041
King Pharmaceuticals Inc.(1)	248,831	4,230,127

Kos Pharmaceuticals Inc.(1)	1,875	70,538
Lilly (Eli) & Co.	246,463	13,622,010
Medco Health Solutions Inc.(1)	119,315	6,834,363
Merck & Co. Inc.	1,558,321	56,769,634
Omnicare Inc.	64,219	3,045,265
Pfizer Inc.	7,527,758	176,676,480
Watson Pharmaceuticals Inc.(1)	104,799	2,439,721
Wyeth	537,891	23,887,739

		338,550,896
PIPELINES—0.16%
Dynegy Inc. Class A(1)	387,826	2,121,408
El Paso Corp.	44,074	661,110
Equitable Resources Inc.	16,351	547,759
National Fuel Gas Co.	86,272	3,031,598
Questar Corp.	10,019	806,429
Williams Companies Inc.	146,743	3,427,916

		10,596,220
REAL ESTATE INVESTMENT TRUSTS—3.21%
AMB Property Corp.	90,407	4,570,074
Annaly Mortgage Management Inc.	167,372	2,144,035
Apartment Investment & Management Co. Class A	99,850	4,338,483
Archstone-Smith Trust	219,583	11,170,187
AvalonBay Communities Inc.	76,410	8,452,474
Boston Properties Inc.	117,275	10,601,660
Brandywine Realty Trust	93,367	3,003,616
BRE Properties Inc. Class A	52,716	2,899,380
Camden Property Trust	57,890	4,257,810
CapitalSource Inc.	33,585	787,904
CarrAmerica Realty Corp.	60,658	2,702,314
CBL & Associates Properties Inc.	66,083	2,572,611
Colonial Properties Trust	46,996	2,321,602
Developers Diversified Realty Corp.	65,023	3,392,900
Duke Realty Corp.	138,568	4,870,665
Equity Office Properties Trust	376,142	13,732,944
Equity Residential	299,208	13,383,574
Essex Property Trust Inc.	12,913	1,441,866
Federal Realty Investment Trust	26,104	1,827,280
General Growth Properties Inc.	85,296	3,843,438
Health Care Property Investors Inc.	140,585	3,759,243
Health Care REIT Inc.	63,816	2,230,369
Hospitality Properties Trust	73,923	3,246,698
Host Hotels & Resorts Inc.	531,682	11,627,885
HRPT Properties Trust	215,600	2,492,336
iStar Financial Inc.	116,376	4,393,194
Kimco Realty Corp.	217,381	7,932,233
Liberty Property Trust	91,645	4,050,709
Mack-Cali Realty Corp.	64,020	2,939,798
New Century Financial Corp.	46,930	2,147,048
New Plan Excel Realty Trust Inc.	107,464	2,653,286
Pan Pacific Retail Properties Inc.	33,218	2,304,333
ProLogis	251,675	13,117,301
Public Storage Inc.	46,762	3,549,236
Reckson Associates Realty Corp.	85,491	3,537,618
Regency Centers Corp.	70,457	4,378,903
Simon Property Group Inc.	100,972	8,374,618
Taubman Centers Inc.	25,051	1,024,586
Thornburg Mortgage Inc.	114,945	3,203,517
Trizec Properties Inc.	100,927	2,890,549
Ventas Inc.	43,011	1,457,213
Vornado Realty Trust	125,523	12,244,769
Weingarten Realty Investors	62,119	2,377,915

		208,248,174

RETAIL—2.02%
AnnTaylor Stores Corp.(1)	5,588	242,407
AutoNation Inc.(1)	161,642	3,465,604
Barnes & Noble Inc.	41,139	1,501,574
BJ’s Wholesale Club Inc.(1)	69,396	1,967,377
Circuit City Stores Inc.	16,062	437,208
Costco Wholesale Corp.	155,886	8,905,767
CVS Corp.	79,874	2,452,132
Dillard’s Inc. Class A	64,273	2,047,095
Dollar General Corp.	21,728	303,757
Dollar Tree Stores Inc.(1)	96,961	2,569,467
Family Dollar Stores Inc.	74,201	1,812,730
Federated Department Stores Inc.	519,207	19,002,976
Foot Locker Inc.	141,734	3,471,066
Gap Inc. (The)	253,588	4,412,431
Home Depot Inc.	165,357	5,918,127
McDonald’s Corp.	1,280,150	43,013,040
OfficeMax Inc.	73,076	2,977,847
OSI Restaurant Partners Inc.	31,665	1,095,609
RadioShack Corp.	32,808	459,312
Rite Aid Corp.(1)	543,331	2,303,723
Saks Inc.	139,848	2,261,342
Sears Holdings Corp.(1)	87,624	13,567,700
Tiffany & Co.	58,000	1,915,160
United Auto Group Inc.	49,935	1,066,112
Wendy’s International Inc.	70,928	4,134,393

		131,303,956
SAVINGS & LOANS—1.16%
Astoria Financial Corp.	93,793	2,855,997
Capitol Federal Financial	22,596	774,817
Golden West Financial Corp.	121,586	9,021,681
Hudson City Bancorp Inc.	299,027	3,986,030
New York Community Bancorp Inc.(2)	302,984	5,002,266
Sovereign Bancorp Inc.	319,982	6,498,824
Washington Federal Inc.	89,606	2,077,963
Washington Mutual Inc.	987,022	44,988,463

		75,206,041
SEMICONDUCTORS—0.43%
Atmel Corp.(1)	440,595	2,445,302
Cree Inc.(1)	11,874	282,126
Cypress Semiconductor Corp.(1)	15,354	223,247
Fairchild Semiconductor International Inc. Class A(1)	60,712	1,103,137
Freescale Semiconductor Inc. Class B(1)	225,105	6,618,087
Integrated Device Technology Inc.(1)	114,799	1,627,850
International Rectifier Corp.(1)	33,072	1,292,454
Intersil Corp. Class A	82,123	1,909,360
KLA-Tencor Corp.	43,156	1,793,995
LSI Logic Corp.(1)	114,119	1,021,365
Micron Technology Inc.(1)	405,255	6,103,140
Novellus Systems Inc.(1)	78,958	1,950,263
Rambus Inc.(1)	9,420	214,870
Spansion Inc. Class A(1)	37,164	592,394
Teradyne Inc.(1)	46,633	649,598

		27,827,188

SOFTWARE—0.27%
CA Inc.	395,015	8,117,558
Compuware Corp.(1)	393,253	2,634,795
Fair Isaac Corp.	13,008	472,320
Fidelity National Information Services Inc.	76,137	2,695,250
IMS Health Inc.	58,471	1,569,946
Novell Inc.(1)	348,281	2,309,103

		17,798,972
TELECOMMUNICATIONS—6.53%
ADC Telecommunications Inc.(1)	13,594	229,195
Alltel Corp.	399,747	25,515,851
AT&T Inc.	3,994,261	111,399,939
Avaya Inc.(1)	437,445	4,995,622
BellSouth Corp.	1,858,265	67,269,193
CenturyTel Inc.	119,334	4,433,258
CIENA Corp.(1)	465,462	2,238,872
Citizens Communications Co.	196,637	2,566,113
Comverse Technology Inc.(1)	40,675	804,145
Crown Castle International Corp.(1)	24,285	838,804
Embarq Corp.(1)	153,024	6,272,454
Juniper Networks Inc.(1)	268,523	4,293,683
Leap Wireless International Inc.(1)	27,600	1,309,620
Lucent Technologies Inc.(1)	2,126,318	5,145,690
Motorola Inc.	543,022	10,941,893
NTL Inc.	266,269	6,630,098
PanAmSat Holding Corp.	70,406	1,758,742
Qwest Communications International Inc.(1)	1,623,676	13,135,539
Sprint Nextel Corp.	2,269,124	45,359,789
Telephone & Data Systems Inc.	51,744	2,142,202
Tellabs Inc.(1)	460,353	6,127,298
United States Cellular Corp.(1)	6,733	408,020
Verizon Communications Inc.	2,996,994	100,369,329

		424,185,349
TEXTILES—0.05%
Mohawk Industries Inc.(1)	48,197	3,390,659

		3,390,659
TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	176,861	3,202,953
Mattel Inc.	400,119	6,605,965

		9,808,918
TRANSPORTATION—0.72%
Alexander & Baldwin Inc.	45,446	2,011,894
CSX Corp.	116,327	8,194,074
Kansas City Southern Industries Inc.(1)	49,337	1,366,635
Laidlaw International Inc.	100,577	2,534,540
Norfolk Southern Corp.	187,027	9,953,577
Overseas Shipholding Group Inc.	30,664	1,813,776
Ryder System Inc.	62,666	3,661,574
Swift Transportation Co. Inc.(1)	29,514	937,365
Union Pacific Corp.	150,313	13,973,096
YRC Worldwide Inc.(1)	59,025	2,485,543

		46,932,074
TRUCKING & LEASING—0.01%
GATX Corp.	21,910	931,175

		931,175
WATER—0.02%
Aqua America Inc.	53,088	1,209,876

		1,209,876

TOTAL COMMON STOCKS
(Cost: $6,046,442,780)		6,485,064,847

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.53%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$24,201	24,201
Fortis Bank NY
4.43%, 07/20/06	60,475	60,475
Societe Generale
5.33%, 12/08/06	242,012	242,012
Toronto-Dominion Bank
3.94%, 07/10/06	121,006	121,006
Washington Mutual Bank
5.28%, 08/07/06	121,006	121,006
Wells Fargo Bank N.A.
4.78%, 12/05/06	193,610	193,610

		762,310
COMMERCIAL PAPER(3)—0.09%
Amstel Funding Corp.
5.20% - 5.31%, 07/27/06 - 11/22/06(4)	675,645	671,857
ASAP Funding Ltd.
5.21%, 08/08/06(4)	116,166	115,561
Barton Capital Corp.
5.29%, 08/01/06(4)	231,337	230,351
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	91,965	91,748
CC USA Inc.
5.03%, 10/24/06(4)	48,402	47,638
Chariot Funding LLC
5.30%, 07/28/06(4)	182,320	181,649
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	530,891	530,740
Curzon Funding LLC
5.30%, 07/31/06(4)	242,012	241,015
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	178,537	174,369
Falcon Asset Securitization Corp.
5.26% - 5.30%, 07/24/06 - 07/28/06(4)	512,277	510,481
Five Finance Inc.
5.19%, 12/01/06(4)	108,906	106,535
General Electric Capital Services Inc.
5.22%, 12/11/06	24,201	23,636
Govco Inc.
5.22%, 08/03/06(4)	242,012	240,925
Grampian Funding LLC
5.03% - 5.11%, 10/17/06 - 10/24/06(4)	82,284	81,009
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	60,503	60,290
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	222,603	222,052
Landale Funding LLC
5.30%, 08/15/06(4)	266,214	264,528
Lexington Parker Capital Co. LLC
5.09% - 5.23%, 07/05/06 - 11/15/06(4)	374,708	371,857

Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	244,433	243,715
Prudential Funding LLC
5.22%, 07/31/06	121,006	120,515
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	242,012	241,414
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	283,564	283,403
Scaldis Capital LLC
5.30%, 07/25/06(4)	151,275	150,785
Sydney Capital Corp.
5.10%, 07/07/06(4)	264,737	264,587
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	295,809	295,077

		5,765,737
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	60,503	60,503
Dorada Finance Inc.
3.93%, 07/07/06(4)	75,024	75,024
K2 USA LLC
3.94%, 07/07/06(4)	145,207	145,207
Marshall & Ilsley Bank
5.18%, 12/15/06	242,012	242,389
Sigma Finance Inc.
5.13%, 03/30/07(4)	84,704	84,704
US Bank N.A.
2.85%, 11/15/06	48,402	48,073

		655,900
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	8,224,090	8,224,090

		8,224,090
REPURCHASE AGREEMENTS(3)—0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $484,241 (collateralized by non-U.S. Government debt securities, value $499,234, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$484,025	484,025
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $363,181 (collateralized by non-U.S. Government debt securities, value $399,877, 2.12% to 6.47%, 11/25/34 to 12/25/42).	363,019	363,019
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $484,241 (collateralized by non-U.S. Government debt securities, value $497,161, 5.36% to 6.00%, 12/25/35 to 12/25/42).	484,025	484,025
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $605,301 (collateralized by non-U.S. Government debt securities, value $677,105, 0.00% to 10.00%, 6/1/28 to 12/15/35).	605,031	605,031

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $145,273 (collateralized by non-U.S. Government debt securities, value $164,381, 0.00% to 10.00%, 9/10/34 to 5/9/36).	145,207	145,207
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $242,120 (collateralized by non-U.S. Government debt securities, value $247,193, 5.22% to 5.42%, 7/3/06).	242,012	242,012
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $387,396 (collateralized by non-U.S. Government debt securities, value $407,142, 0.00% to 10.00%, 1/1/10 to 6/6/16).	387,220	387,220
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $242,120 (collateralized by non-U.S. Government debt securities, value $249,622, 6.38% to 8.49%, 1/7/09 to 2/23/36).	242,012	242,012
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $242,120 (collateralized by non-U.S. Government debt securities, value $249,625, 0.07% to 7.75%, 2/22/11 to 12/15/45).	242,012	242,012
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $484,241 (collateralized by non-U.S. Government debt securities, value $508,933, 0.00% to 8.57%, 6/25/23 to 4/25/46).	484,025	484,025
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $242,120 (collateralized by non-U.S. Government debt securities, value $254,684, 3.79% to 7.22%, 5/15/07 to 3/15/42).	242,012	242,012
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $84,743 (collateralized by non-U.S. Government debt securities, value $89,668, 0.00% to 10.00%, 7/3/06 to 6/30/36).	84,704	84,704
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $178,199 (collateralized by non-U.S. Government debt securities, value $179,336, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	169,409	169,409
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $484,242 (collateralized by non-U.S. Government debt securities, value $508,927, 0.00% to 10.00%, 1/1/10 to 5/6/16).	484,025	484,025

		4,658,738
TIME DEPOSITS(3)—0.03%
ABN Amro Bank NV
5.30%, 07/03/06	242,012	242,012
KBC Bank NV
5.32%, 07/03/06	726,037	726,037
Societe Generale
5.32%, 07/03/06	605,031	605,031
UBS AG
5.25%-5.34%, 07/03/06	697,743	697,743

		2,270,823

VARIABLE & FLOATING RATE NOTES(3)—0.19%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	619,552	619,638
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	181,509	181,508
American Express Centurion Bank
5.34%, 07/19/07	266,214	266,532
American Express Credit Corp.
5.23%, 07/05/07	72,604	72,652
ASIF Global Financing
5.17%, 05/03/07(4)	24,201	24,213
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	157,308	157,308
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	411,421	411,418
BMW US Capital LLC
5.20%, 07/13/07(4)	242,012	242,012
BNP Paribas
5.14%, 05/18/07(4)	447,723	447,723
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	176,669	176,669
Commodore CDO Ltd.
5.38%, 06/12/07(4)	60,503	60,503
Credit Agricole SA
5.31%, 07/23/07	242,012	242,012
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	242,012	242,012
DEPFA Bank PLC
5.37%, 06/15/07	242,012	242,012
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	278,314	278,336
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	242,012	242,012
Fifth Third Bancorp
5.28%, 06/22/07(4)	484,025	484,025
First Tennessee Bank N.A.
5.21%, 08/25/06	72,604	72,605
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	181,509	181,493
General Electric Capital Corp.
5.25%, 04/09/07	108,906	108,965
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	363,019	363,086
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	242,012	242,012
JP Morgan Chase & Co.
5.12%, 07/02/07	181,509	181,509
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	363,019	363,008
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	252,907	252,907
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	302,516	302,417
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	266,214	266,190
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	117,616	117,616
Marshall & Ilsley Bank
5.18%, 07/13/07	133,107	133,107
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	363,019	363,019
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	30,494	30,504

Mound Financing PLC
5.11%, 05/08/07(4)	227,492	227,492
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	242,012	241,998
National City Bank of Indiana
5.17%, 05/21/07	121,006	121,015
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	653,433	653,451
Newcastle Ltd.
5.34%, 04/24/07(4)	85,309	85,289
Northern Rock PLC
5.17%, 05/03/07(4)	290,415	290,422
Principal Life Global Funding I
5.63%, 02/08/07	108,906	109,213
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	181,509	181,500
Sigma Finance Inc.
5.51%, 06/18/07(4)	198,450	198,450
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	242,012	242,012
Strips III LLC
5.37%, 07/24/06(4)	56,575	56,575
SunTrust Bank
5.08%, 05/01/07	242,012	242,025
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	457,403	457,355
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	338,817	338,817
US Bank N.A.
5.28%, 09/29/06	108,906	108,899
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	387,414	387,414
Wachovia Bank N.A.
5.36%, 05/22/07	484,025	484,025
Wells Fargo & Co.
5.19%, 07/13/07(4)	121,006	121,014
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	217,811	217,809
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	239,350	238,563
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	81,737	81,738

		12,454,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,791,697)		34,791,697

TOTAL INVESTMENTS IN SECURITIES—100.35%
(Cost: $6,081,234,477)		6,519,856,544
Other Assets, Less Liabilities—(0.35)%		(22,838,087)

NET ASSETS—100.00%		$6,497,018,457

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June	30, 2006

Security	Shares	Value
COMMON STOCKS—98.96%

ADVERTISING—0.30%
ADVO Inc.	242,683	$5,972,428
Catalina Marketing Corp.	352,963	10,045,327
inVentiv Health Inc.(1)	223,078	6,420,185
Marchex Inc. Class B(1)(2)	176,303	2,896,658
SITEL Corp.(1)	447,196	1,753,008
ValueVision Media Inc. Class A(1)	233,436	2,574,799

		29,662,405
AEROSPACE & DEFENSE—1.07%
AAR Corp.(1)	278,694	6,195,368
Argon ST Inc.(1)	97,267	2,590,220
BE Aerospace Inc.(1)	592,379	13,541,784
Curtiss-Wright Corp.	335,413	10,357,553
EDO Corp.	126,914	3,089,087
Esterline Technologies Corp.(1)	193,683	8,055,276
GenCorp Inc.(1)	423,417	6,787,375
HEICO Corp.	157,314	4,459,852
Herley Industries Inc.(1)	110,804	1,242,113
Innovative Solutions & Support Inc.(1)	91,468	1,286,040
K&F Industries Holdings Inc.(1)	143,336	2,541,347
Kaman Corp.	184,016	3,349,091
Moog Inc. Class A(1)	281,080	9,618,558
MTC Technologies Inc.(1)	77,340	1,827,544
Orbital Sciences Corp.(1)	421,258	6,799,104
Sequa Corp. Class A(1)	51,681	4,212,001
Teledyne Technologies Inc.(1)	261,853	8,578,304
TransDigm Group Inc.(1)	84,831	2,031,702
Triumph Group Inc.(1)	121,562	5,834,976
United Industrial Corp.	71,930	3,254,832

		105,652,127
AGRICULTURE—0.33%
Alico Inc.	29,508	1,626,186
Alliance One International Inc.	726,841	3,227,174
Andersons Inc.	95,608	3,978,249
Delta & Pine Land Co.	272,341	8,006,825
Maui Land & Pineapple Co. Inc.(1)	27,205	1,028,349
Tejon Ranch Co.(1)	83,127	3,421,507
Universal Corp.	196,391	7,309,673
Vector Group Ltd.	264,841	4,303,666

		32,901,629
AIRLINES—0.63%
AirTran Holdings Inc.(1)	694,299	10,317,283
Alaska Air Group Inc.(1)	303,156	11,950,410
ExpressJet Holdings Inc.(1)	377,999	2,611,973
Frontier Airlines Holdings Inc.(1)(2)	276,401	1,992,851
JetBlue Airways Corp.(1)	1,328,483	16,127,784

Mesa Air Group Inc.(1)	276,162	2,720,196
Republic Airways Holdings Inc.(1)	248,419	4,228,091
SkyWest Inc.	487,285	12,084,668

		62,033,256
APPAREL—1.39%
Carter’s Inc.(1)	371,450	9,817,423
Cherokee Inc.	59,752	2,471,343
Columbia Sportswear Co.(1)	101,085	4,575,107
Crocs Inc.(1)(2)	76,262	1,917,989
Deckers Outdoor Corp.(1)	83,284	3,211,431
DHB Industries Inc.(1)(3)	142,305	223,419
Guess? Inc.(1)	160,078	6,683,256
Gymboree Corp.(1)	254,166	8,834,810
Hartmarx Corp.(1)	242,465	1,454,790
Iconix Brand Group Inc.(1)	267,895	4,377,404
Kellwood Co.	195,728	5,728,959
K-Swiss Inc. Class A	198,052	5,287,988
Maidenform Brands Inc.(1)	110,866	1,366,978
Oxford Industries Inc.	115,721	4,560,565
Perry Ellis International Inc.(1)	55,410	1,402,427
Phillips-Van Heusen Corp.	421,979	16,102,719
Quiksilver Inc.(1)	933,642	11,371,760
Russell Corp.	254,125	4,614,910
Skechers U.S.A. Inc. Class A(1)	82,372	1,985,989
Steven Madden Ltd.	159,384	4,720,954
Stride Rite Corp.	280,930	3,705,467
Timberland Co. Class A(1)	382,798	9,991,028
True Religion Apparel Inc.(1)	101,174	1,790,780
Volcom Inc.(1)	99,948	3,197,337
Warnaco Group Inc. (The)(1)	360,081	6,726,313
Weyco Group Inc.	52,682	1,223,276
Wolverine World Wide Inc.	426,674	9,954,304

		137,298,726
AUTO MANUFACTURERS—0.19%
A.S.V. Inc.(1)(2)	159,783	3,681,400
Navistar International Corp.(1)	474,722	11,682,908
Wabash National Corp.	237,828	3,653,038

		19,017,346
AUTO PARTS & EQUIPMENT—0.84%
Accuride Corp.(1)	173,280	2,160,802
Aftermarket Technology Corp.(1)	165,986	4,124,752
American Axle & Manufacturing Holdings Inc.	396,813	6,789,470
ArvinMeritor Inc.	539,346	9,271,358
Bandag Inc.	85,736	3,137,080
Commercial Vehicle Group Inc.(1)	160,726	3,323,814
Cooper Tire & Rubber Co.(2)	468,919	5,223,758
IMPCO Technologies Inc.(1)	171,044	1,825,039
Keystone Automotive Industries Inc.(1)	123,570	5,217,125
Lear Corp.	515,108	11,440,549
Miller Industries Inc.(1)	73,471	1,520,850
Modine Manufacturing Co.	256,615	5,994,526
Noble International Ltd.	87,905	1,258,800
Superior Industries International Inc.(2)	176,013	3,219,278
Tenneco Inc.(1)	346,445	9,007,570
Titan International Inc.(2)	126,073	2,358,826
Visteon Corp.(1)	978,678	7,056,268

		82,929,865

BANKS—7.73%
Alabama National Bancorp	114,877	7,828,868
AMCORE Financial Inc.	167,590	4,912,063
AmericanWest Bancorporation	86,058	1,949,214
Ameris Bancorp	99,192	2,295,303
Arrow Financial Corp.	79,296	2,175,089
BancFirst Corp.	53,137	2,377,881
Bancorp Inc. (The)(1)	80,622	2,016,356
BancTrust Financial Group Inc.	74,492	1,748,327
Bank Mutual Corp.	465,361	5,686,711
Bank of Granite Corp.	98,642	2,054,713
Bank of the Ozarks Inc.(2)	90,644	3,018,445
BankFinancial Corp.	187,211	3,238,750
Banner Corp.	93,202	3,592,005
Boston Private Financial Holdings Inc.	269,790	7,527,141
Cadence Financial Corp.	73,456	1,635,865
Camden National Corp.	57,630	2,299,437
Capital City Bank Group Inc.(2)	99,606	3,008,101
Capital Corp of the West	72,225	2,311,200
Capitol Bancorp Ltd.	102,381	3,987,740
Cardinal Financial Corp.	186,698	2,169,431
Cascade Bancorp	171,728	4,895,965
Cass Information Systems Inc.	29,840	1,452,910
Cathay General Bancorp	393,935	14,331,355
Centennial Bank Holdings Inc.(1)(2)	451,683	4,670,402
Center Financial Corp.	93,311	2,205,872
Centerstate Banks of Florida Inc.	68,921	1,412,880
Central Pacific Financial Corp.	233,451	9,034,554
Chemical Financial Corp.	192,113	5,878,658
Chittenden Corp.	357,985	9,253,912
Citizens Banking Corp.	327,166	7,986,122
City Bank	65,991	3,079,140
City Holding Co.	135,633	4,901,777
Coastal Financial Corp.	116,318	1,516,787
CoBiz Inc.	112,921	2,542,981
Columbia Bancorp	75,202	1,885,314
Columbia Banking System Inc.	121,986	4,559,837
Community Bancorp(1)	47,401	1,473,223
Community Bancorp Inc.	38,320	1,621,319
Community Bank System Inc.	228,601	4,610,882
Community Banks Inc.	182,149	4,735,874
Community Trust Bancorp Inc.	115,208	4,024,215
Corus Bankshares Inc.	298,331	7,810,306
CVB Financial Corp.	466,107	7,299,236
Enterprise Financial Services Corp.	65,323	1,662,470
Farmers Capital Bank Corp.	50,393	1,650,371
First BanCorp (Puerto Rico)	536,638	4,990,733
First Bancorp Inc. (North Carolina)	90,707	1,904,847
First Busey Corp. Class A	116,168	2,377,959
First Charter Corp.	237,496	5,825,777
First Commonwealth Financial Corp.	539,989	6,857,860
First Community Bancorp	148,244	8,758,256
First Community Bancshares Inc.	76,615	2,527,529
First Financial Bancorp	256,485	3,824,191
First Financial Bankshares Inc.(2)	158,903	5,806,316
First Financial Corp.	101,873	3,057,209
First Indiana Corp.	97,163	2,529,153
First Merchants Corp.	140,892	3,425,085
First Midwest Bancorp Inc.	381,106	14,131,410
First Oak Brook Bancshares Inc. Class A	50,010	1,850,370
First Regional Bancorp(1)	21,200	1,865,600
First Republic Bank	165,608	7,584,846
1st Source Corp.	88,393	2,990,335
First South Bancorp Inc.(2)	62,636	2,144,030
First State Bancorp	134,633	3,201,573

FirstMerit Corp.	609,769	12,768,563
FNB Corp. (Pennsylvania)(2)	440,180	6,941,639
FNB Corp. (Virginia)	55,788	2,064,156
Fremont General Corp.	503,666	9,348,041
Frontier Financial Corp.	203,192	6,906,496
GB&T Bancshares Inc.(2)	99,057	2,155,480
Glacier Bancorp Inc.	247,549	7,245,759
Great Southern Bancorp Inc.	80,083	2,444,934
Greater Bay Bancorp	385,356	11,078,985
Greene County Bancshares Inc.	66,312	2,053,020
Hancock Holding Co.	206,635	11,571,560
Hanmi Financial Corp.	311,128	6,048,328
Harleysville National Corp.	210,120	4,456,645
Heartland Financial USA Inc.	110,612	2,947,810
Heritage Commerce Corp.	90,685	2,248,081
IBERIABANK Corp.	74,306	4,275,567
Independent Bank Corp. (Massachusetts)	115,395	3,746,876
Independent Bank Corp. (Michigan)	167,388	4,402,304
Integra Bank Corp.	134,187	2,918,567
Interchange Financial Services Corp.	138,222	3,109,995
International Bancshares Corp.	355,770	9,776,560
Intervest Bancshares Corp.(1)	36,664	1,484,892
Irwin Financial Corp.	154,575	2,997,209
Lakeland Bancorp Inc.(2)	138,336	2,167,725
Lakeland Financial Corp.	91,825	2,230,429
Macatawa Bank Corp.	108,888	2,546,879
MainSource Financial Group Inc.	115,312	2,009,888
MB Financial Inc.	175,987	6,222,900
MBT Financial Corp.	112,978	1,807,648
Mercantile Bank Corp.	61,012	2,431,328
MetroCorp Bancshares Inc.	35,551	1,040,933
Mid-State Bancshares	170,702	4,779,656
Midwest Banc Holdings Inc.	128,596	2,861,261
Nara Bancorp Inc.	162,387	3,044,756
National Penn Bancshares Inc.	356,272	7,075,562
NBT Bancorp Inc.	262,563	6,099,338
Northern Empire Bancshares(1)	70,930	1,702,320
Old National Bancorp	513,068	10,245,968
Old Second Bancorp Inc.	104,032	3,224,992
Omega Financial Corp.	96,370	3,017,345
Oriental Financial Group Inc.	160,327	2,045,773
Pacific Capital Bancorp	357,503	11,125,493
Park National Corp.(2)	90,908	8,982,619
Peoples Bancorp Inc.	80,700	2,408,088
Pinnacle Financial Partners Inc.(1)	117,642	3,579,846
Placer Sierra Bancshares	90,054	2,088,352
Preferred Bank	32,579	1,746,560
PremierWest Bancorp	109,851	1,585,143
PrivateBancorp Inc.(2)	135,669	5,618,053
Prosperity Bancshares Inc.	195,722	6,437,297
Provident Bankshares Corp.	251,639	9,157,143
R&G Financial Corp. Class B	212,563	1,825,916
Renasant Corp.	79,369	3,202,539
Republic Bancorp Inc.	570,465	7,068,061
Republic Bancorp Inc. Class A	57,692	1,188,455
Royal Bancshares of Pennsylvania Class A	35,297	857,011
S&T Bancorp Inc.	198,688	6,602,402
Sandy Spring Bancorp Inc.	113,154	4,080,333
Santander BanCorp	33,382	821,865
SCBT Financial Corp.	66,291	2,363,274
Seacoast Banking Corp. of Florida	99,653	2,653,759
Security Bank Corp.	110,239	2,455,023
Shore Bancshares Inc.	63,786	1,730,514

Sierra Bancorp	46,111	1,209,030
Signature Bank(1)	223,891	7,249,591
Simmons First National Corp. Class A	109,467	3,175,638
Smithtown Bancorp Inc.	59,887	1,446,870
Southside Bancshares Inc.	80,244	1,791,046
Southwest Bancorp Inc.	107,983	2,753,566
State National Bancshares Inc.	80,306	3,060,462
Sterling Bancorp	143,528	2,798,796
Sterling Bancshares Inc.	349,706	6,556,987
Sterling Financial Corp. (Pennsylvania)	194,904	4,268,398
Suffolk Bancorp	79,151	2,592,195
Summit Bancshares Inc.	79,731	1,691,095
Sun Bancorp Inc. (New Jersey)(1)	108,164	1,756,583
Superior Bancorp(1)	134,477	1,479,247
Susquehanna Bancshares Inc.	358,866	8,576,897
SVB Financial Group(1)	272,114	12,370,302
SY Bancorp Inc.	93,901	2,580,399
Taylor Capital Group Inc.	46,018	1,877,995
Texas Capital Bancshares Inc.(1)	177,246	4,129,832
Texas Regional Bancshares Inc. Class A	350,681	13,297,824
Texas United Bancshares Inc.	71,085	2,001,043
Tompkins Trustco Inc.	46,640	2,005,520
TriCo Bancshares	105,223	2,881,006
TrustCo Bank Corp. NY(2)	573,655	6,321,678
Trustmark Corp.	355,661	11,014,821
UCBH Holdings Inc.	722,302	11,946,875
UMB Financial Corp.	242,092	8,071,347
Umpqua Holdings Corp.	429,241	11,010,032
Union Bankshares Corp.	67,048	2,892,451
United Bancshares Inc.	284,063	10,405,228
United Community Banks Inc.	258,996	7,883,838
United Security Bancshares	57,092	1,221,198
Univest Corp. of Pennsylvania	88,025	2,431,250
USB Holding Co. Inc.	90,421	2,034,473
Vineyard National Bancorp	69,154	1,860,243
Virginia Commerce Bancorp Inc.(1)	118,978	2,843,574
Virginia Financial Group Inc.	54,975	2,321,044
W Holding Co. Inc.	832,629	5,536,983
Washington Trust Bancorp Inc.	88,050	2,440,746
WesBanco Inc.	167,875	5,202,446
West Bancorporation	127,427	2,379,062
West Coast Bancorp	112,745	3,322,595
Westamerica Bancorp	240,178	11,761,517
Western Alliance Bancorp(1)	99,948	3,476,191
Wilshire Bancorp Inc.	116,400	2,097,528
Wintrust Financial Corp.	185,332	9,424,132
Yardville National Bancorp	74,512	2,662,314

		763,217,883
BEVERAGES—0.12%
Boston Beer Co. Inc. Class A(1)	71,758	2,101,792
Coca-Cola Bottling Co. Consolidated	35,701	1,812,540
Farmer Brothers Co.	51,536	1,117,300
Green Mountain Coffee Roasters Inc.(1)	36,265	1,456,765
Jones Soda Co.(1)	168,822	1,519,398
National Beverage Corp.	62,895	902,543
Peet's Coffee & Tea Inc.(1)	105,399	3,181,996

		12,092,334
BIOTECHNOLOGY—2.36%
Advanced Magnetics Inc.(1)	60,923	1,841,093
ADVENTRX Pharmaceuticals Inc.(1)	415,994	1,318,701
Affymetrix Inc.(1)	515,755	13,203,328

Alexion Pharmaceuticals Inc.(1)	241,647	8,728,290
American Oriental Bioengineering Inc.(1)	341,615	1,889,131
Applera Corp. - Celera Genomics Group(1)	589,066	7,628,405
Arena Pharmaceuticals Inc.(1)	361,273	4,183,541
ARIAD Pharmaceuticals Inc.(1)	474,639	2,140,622
Biocryst Pharmaceuticals Inc.(1)	175,894	2,520,561
Bio-Rad Laboratories Inc. Class A(1)	142,693	9,266,483
Cambrex Corp.	204,456	4,258,818
Cell Genesys Inc.(1)(2)	349,561	1,754,796
Coley Pharmaceutical Group Inc.(1)(2)	137,315	1,585,988
Cotherix Inc.(1)	148,285	1,276,734
Cytokinetics Inc.(1)	196,028	1,233,016
deCODE genetics Inc.(1)(2)	424,411	2,627,104
Digene Corp.(1)	134,405	5,206,850
Diversa Corp.(1)	233,327	2,253,939
Encysive Pharmaceuticals Inc.(1)	452,497	3,135,804
Enzo Biochem Inc.(1)	209,348	3,156,968
Enzon Pharmaceuticals Inc.(1)	334,301	2,520,630
Exelixis Inc.(1)	641,959	6,451,688
Genitope Corp.(1)	200,946	1,269,979
Genomic Health Inc.(1)	95,562	1,124,765
Geron Corp.(1)(2)	504,199	3,478,973
GTx Inc.(1)	95,997	873,573
Hana Biosciences Inc.(1)	219,852	1,994,058
Human Genome Sciences Inc.(1)	1,005,421	10,758,005
ICOS Corp.(1)(2)	499,173	10,976,814
Illumina Inc.(1)	319,177	9,466,790
Incyte Corp.(1)	639,614	2,942,224
Integra LifeSciences Holdings Corp.(1)	145,712	5,655,083
InterMune Inc.(1)(2)	198,741	3,269,289
Keryx Biopharmaceuticals Inc.(1)	330,045	4,686,639
Lexicon Genetics Inc.(1)	493,949	2,168,436
LifeCell Corp.(1)	256,272	7,923,930
Martek Biosciences Corp.(1)(2)	245,256	7,100,161
Maxygen Inc.(1)	225,536	1,687,009
Metabasis Therapeutics Inc.(1)	157,148	1,199,039
Momenta Pharmaceuticals Inc.(1)	165,380	2,101,980
Monogram Biosciences Inc.(1)	996,885	1,973,832
Myogen Inc.(1)	324,914	9,422,506
Myriad Genetics Inc.(1)	302,311	7,633,353
Nektar Therapeutics(1)	685,146	12,565,578
Northfield Laboratories Inc.(1)(2)	193,170	1,910,451
Novavax Inc.(1)	470,253	2,370,075
Panacos Pharmaceuticals Inc.(1)	385,340	2,127,077
Peregrine Pharmaceuticals Inc.(1)	1,341,270	2,132,619
Regeneron Pharmaceuticals Inc.(1)	348,062	4,462,155
Sangamo BioSciences Inc.(1)	220,754	1,302,449
Savient Pharmaceuticals Inc.(1)	473,292	2,484,783
Serologicals Corp.(1)(2)	261,532	8,222,566
Sirna Therapeutics Inc.(1)	307,846	1,754,722
SuperGen Inc.(1)	377,999	1,372,136
Telik Inc.(1)(2)	399,629	6,593,878

		233,187,417
BUILDING MATERIALS—0.87%
AAON Inc.	71,629	1,838,000
Apogee Enterprises Inc.	215,147	3,162,661
Builders FirstSource Inc.(1)	115,365	2,348,831
Comfort Systems USA Inc.	308,223	4,404,507
Drew Industries Inc.(1)	141,260	4,576,824
ElkCorp	156,775	4,353,642
Genlyte Group Inc. (The)(1)	189,872	13,752,429
Goodman Global Inc.(1)	179,860	2,730,275

Interline Brands Inc.(1)	207,158	4,843,354
LSI Industries Inc.	153,508	2,608,101
NCI Building Systems Inc.(1)(2)	156,651	8,329,134
Simpson Manufacturing Co. Inc.	283,321	10,213,722
Texas Industries Inc.	176,759	9,385,903
Trex Co. Inc.(1)(2)	90,841	2,351,873
U.S. Concrete Inc.(1)	255,780	2,826,369
Universal Forest Products Inc.	128,632	8,069,085

		85,794,710
CHEMICALS—1.64%
American Vanguard Corp.	135,260	2,093,825
Arch Chemicals Inc.	183,674	6,621,448
Balchem Corp.	88,605	1,993,612
CF Industries Holdings Inc.	421,118	6,005,143
Ferro Corp.	325,987	5,202,753
Fuller (H.B.) Co.	225,251	9,814,186
Georgia Gulf Corp.	261,661	6,546,758
Grace (W.R.) & Co.(1)(2)	518,654	6,068,252
Hercules Inc.(1)	868,724	13,256,728
Innospec Inc.	93,927	2,387,624
Kronos Worldwide Inc.	19,155	560,284
MacDermid Inc.	211,745	6,098,256
Minerals Technologies Inc.	151,915	7,899,580
NewMarket Corp.	131,909	6,471,456
NL Industries Inc.	57,915	622,586
Olin Corp.	553,329	9,921,189
OM Group Inc.(1)	223,896	6,907,192
OMNOVA Solutions Inc.(1)	316,870	1,799,822
Pioneer Companies Inc.(1)	90,318	2,463,875
PolyOne Corp.(1)	707,811	6,214,581
Rockwood Holdings Inc.(1)	269,458	6,200,229
Schulman (A.) Inc.	214,322	4,905,831
Sensient Technologies Corp.	354,806	7,418,993
Spartech Corp.	245,193	5,541,362
Stepan Co.	47,018	1,484,828
Symyx Technologies Inc.(1)	258,343	6,238,983
Terra Industries Inc.(1)	727,763	4,635,850
Tronox Inc. Class B	316,304	4,165,724
UAP Holding Corp.	389,110	8,486,489
Valley National Gases Inc.	18,828	492,352
Zoltek Companies Inc.(1)(2)	107,947	3,226,536

		161,746,327
COAL—0.19%
Alpha Natural Resources Inc.(1)	395,942	7,768,382
International Coal Group Inc.(1)	868,584	6,245,119
James River Coal Co.(1)	127,184	3,369,104
Westmoreland Coal Co.(1)	51,697	1,226,253

		18,608,858
COMMERCIAL SERVICES—5.56%
Aaron Rents Inc.	335,200	9,010,176
ABM Industries Inc.	334,181	5,714,495
ACE Cash Express Inc.(1)	90,085	2,636,788
Administaff Inc.	174,305	6,241,862
Advance America Cash Advance Centers Inc.	516,117	9,052,692
Advisory Board Co. (The)(1)	142,859	6,870,089
Albany Molecular Research Inc.(1)	194,872	2,081,233
Alderwoods Group Inc.(1)	311,185	6,055,660
AMN Healthcare Services Inc.(1)	248,326	5,041,018
Arbitron Inc.	230,636	8,840,278
Bankrate Inc.(1)(2)	77,842	2,939,314

Banta Corp.	183,938	8,521,848
Barrett Business Services Inc.(1)	52,982	972,220
BearingPoint Inc.(1)	1,424,428	11,922,462
Bowne & Co. Inc.	242,942	3,474,071
Bright Horizons Family Solutions Inc.(1)	212,449	8,007,203
CBIZ Inc.(1)	466,040	3,453,356
CDI Corp.	98,301	2,850,729
Central Parking Corp.	76,749	1,227,984
Cenveo Inc.(1)	407,342	7,311,789
Chemed Corp.	200,433	10,929,611
Clark Inc.	134,390	1,773,948
Clayton Holdings Inc.(1)	65,991	861,183
Coinmach Service Corp. Class A	201,406	2,064,411
Coinstar Inc.(1)	212,879	5,096,323
Compass Diversified Trust(1)	99,896	1,425,516
Consolidated Graphics Inc.(1)	85,903	4,472,110
Corinthian Colleges Inc.(1)	658,774	9,459,995
Cornell Companies Inc.(1)	87,626	1,345,935
CorVel Corp.(1)	40,670	1,016,750
CoStar Group Inc.(1)	128,721	7,701,377
CRA International Inc.(1)	86,167	3,889,578
Cross Country Healthcare Inc.(1)	245,422	4,464,226
Deluxe Corp.	392,035	6,852,772
DeVry Inc.(1)	466,164	10,241,623
DiamondCluster International Inc. Class A(1)	223,378	1,769,154
Dollar Financial Corp.(1)	93,911	1,690,398
Dollar Thrifty Automotive Group Inc.(1)	188,133	8,479,154
DynCorp International Inc.(1)	190,985	1,982,424
Educate Inc.(1)	135,161	1,035,333
Electro Rent Corp.(1)	145,795	2,335,636
Euronet Worldwide Inc.(1)(2)	267,968	10,281,932
Exponent Inc.(1)	123,057	2,079,663
First Advantage Corp. Class A(1)	52,484	1,220,778
First Consulting Group Inc.(1)	165,017	1,458,750
Forrester Research Inc.(1)	106,568	2,981,773
FTI Consulting Inc.(1)	305,765	8,185,329
Gaiam Inc.(1)	123,932	1,737,527
Gartner Inc.(1)	435,014	6,177,199
Geo Group Inc. (The)(1)	99,207	3,477,205
Gevity HR Inc.	200,738	5,329,594
Global Cash Access Inc.(1)	254,275	3,974,318
H&E Equipment Services Inc.(1)	87,807	2,585,916
Healthcare Services Group Inc.	208,799	4,374,339
HealthSpring Inc.(1)	143,549	2,691,544
Heartland Payment Systems Inc.(1)(2)	106,791	2,977,333
Heidrick & Struggles International Inc.(1)	140,364	4,749,918
Home Solutions of America Inc.(1)	287,449	1,773,560
Hudson Highland Group Inc.(1)	187,631	2,024,538
Huron Consulting Group Inc.(1)	132,843	4,661,461
ICT Group Inc.(1)	51,961	1,274,603
Integrated Electrical Services Inc.(1)	117,636	2,055,101
Interactive Data Corp.(1)	274,665	5,518,020
Jackson Hewitt Tax Service Inc.	269,882	8,460,801
Kelly Services Inc. Class A	154,549	4,199,096
Kendle International Inc.(1)	93,797	3,445,164
Kenexa Corp.(1)	120,303	3,831,651
Kforce Inc.(1)	222,699	3,449,608
Korn/Ferry International(1)	324,463	6,356,230
Labor Ready Inc.(1)	416,781	9,440,090
Landauer Inc.	69,258	3,317,458
LECG Corp.(1)	186,714	3,448,608
Lincoln Educational Services Corp.(1)	35,069	599,329
Live Nation Inc.(1)	487,892	9,933,481

MAXIMUS Inc.	164,426	3,806,462
McGrath RentCorp	167,983	4,671,607
Medifast Inc.(1)	88,615	1,583,550
Midas Inc.(1)	118,688	2,183,859
Monro Muffler Brake Inc.	90,623	2,950,685
Morningstar Inc.(1)	107,516	4,459,764
MPS Group Inc.(1)	788,806	11,879,418
Navigant Consulting Inc.(1)	325,194	7,365,644
NCO Group Inc.(1)	247,414	6,541,626
Net 1 UEPS Technologies Inc.(1)	366,978	10,036,848
On Assignment Inc.(1)	199,196	1,830,611
PAREXEL International Corp.(1)	207,376	5,982,798
PeopleSupport Inc.(1)	141,219	1,900,808
PHH Corp.(1)	407,570	11,224,478
PRA International(1)	137,066	3,052,460
Pre-Paid Legal Services Inc.(2)	77,464	2,672,508
Providence Service Corp. (The)(1)	91,541	2,492,661
QC Holdings Inc.(1)(2)	41,514	560,854
Rent-A-Center Inc.(1)	531,296	13,208,019
Resources Connection Inc.(1)	368,520	9,220,370
Rewards Network Inc.(1)	203,078	1,659,147
Rollins Inc.	226,132	4,441,232
Senomyx Inc.(1)	228,269	3,293,922
SFBC International Inc.(1)(2)	138,517	2,099,918
Sotheby’s Holdings Inc. Class A(1)	462,530	12,141,412
Source Interlink Companies Inc.(1)(2)	259,855	3,092,274
SOURCECORP Inc.(1)	81,264	2,014,535
Spherion Corp.(1)	440,144	4,014,113
Standard Parking Corp.(1)	38,890	1,053,141
StarTek Inc.	86,219	1,288,974
Stewart Enterprises Inc. Class A	804,025	4,623,144
Strayer Education Inc.	109,850	10,668,632
Team Inc.(1)	48,917	1,225,371
TeleTech Holdings Inc.(1)(2)	250,096	3,166,215
TNS Inc.(1)	184,364	3,814,491
Universal Technical Institute Inc.(1)	175,764	3,870,323
Valassis Communications Inc.(1)	365,812	8,629,505
Vertrue Inc.(1)	57,816	2,487,822
Viad Corp.	170,085	5,323,660
Volt Information Sciences Inc.(1)	63,423	2,955,512
Watson Wyatt Worldwide Inc.	323,237	11,358,548
Wright Express Corp.(1)	308,374	8,862,669

		548,894,231
COMPUTERS—2.74%
Advanced Digital Information Corp.(1)	474,292	5,582,417
Agilysys Inc.	233,716	4,206,888
Ansoft Corp.(1)	125,966	2,579,784
BISYS Group Inc. (The)(1)	920,945	12,616,946
Brocade Communications Systems Inc.(1)	2,089,100	12,827,074
CACI International Inc. Class A(1)	233,855	13,640,762
CIBER Inc.(1)	416,937	2,747,615
COMSYS IT Partners Inc.(1)	126,013	1,905,317
Comtech Group Inc.(1)	112,190	1,248,675
Covansys Corp.(1)	239,048	3,004,833
Echelon Corp.(1)	236,108	1,768,449
Electronics For Imaging Inc.(1)	443,157	9,253,118
Gateway Inc.(1)	2,166,232	4,115,841
Henry (Jack) & Associates Inc.	608,449	11,962,107
Hutchinson Technology Inc.(1)	196,012	4,239,740
iGATE Corp.(1)	168,346	1,075,731
IHS Inc. Class A(1)	178,808	5,298,081
Imation Corp.	266,952	10,958,380

Integral Systems Inc.	84,524	2,267,779
Intergraph Corp.(1)	225,002	7,085,313
Internap Network Services Corp.(1)	2,339,061	2,456,014
InterVoice-Brite Inc.(1)	294,639	2,097,830
Kanbay International Inc.(1)	253,523	3,686,224
Komag Inc.(1)(2)	234,778	10,842,048
Kronos Inc.(1)	245,173	8,877,714
Magma Design Automation Inc.(1)	272,196	2,000,641
Manhattan Associates Inc.(1)	209,861	4,258,080
Maxwell Technologies Inc.(1)	109,898	2,157,298
McDATA Corp. Class A(1)	1,178,437	4,808,023
Mentor Graphics Corp.(1)	614,184	7,972,108
Mercury Computer Systems Inc.(1)	160,250	2,466,247
MICROS Systems Inc.(1)	297,403	12,990,563
Mobility Electronics Inc.(1)	214,405	1,556,580
MTS Systems Corp.	139,888	5,526,975
Ness Technologies Inc.(1)	209,680	2,254,060
NetScout Systems Inc.(1)	197,549	1,762,137
Palm Inc.(1)(2)	700,631	11,280,159
Perot Systems Corp. Class A(1)	661,083	9,572,482
Quantum Corp.(1)	1,445,633	3,787,558
Rackable Systems Inc.(1)	211,864	8,366,509
Radiant Systems Inc.(1)	200,194	2,116,051
RadiSys Corp.(1)	161,734	3,551,679
SI International Inc.(1)	98,466	3,018,968
Sigma Designs Inc.(1)	173,891	1,639,792
Silicon Storage Technology Inc.(1)	691,851	2,808,915
SRA International Inc. Class A(1)	292,698	7,794,548
Stratasys Inc.(1)	77,360	2,279,026
Sykes Enterprises Inc.(1)	223,440	3,610,790
Synaptics Inc.(1)	190,908	4,085,431
Syntel Inc.	64,211	1,313,757
TALX Corp.	245,277	5,364,208
3D Systems Corp.(1)	99,446	1,997,870
Tyler Technologies Inc.(1)	299,867	3,358,510

		270,043,645
COSMETICS & PERSONAL CARE—0.11%
Chattem Inc.(1)	133,029	4,040,091
Elizabeth Arden Inc.(1)	198,466	3,548,572
Inter Parfums Inc.	35,654	613,962
Parlux Fragrances Inc.(1)(2)	91,365	885,327
Revlon Inc. Class A(1)	1,198,592	1,510,226

		10,598,178
DISTRIBUTION & WHOLESALE—0.93%
Aviall Inc.(1)	261,693	12,435,651
Beacon Roofing Supply Inc.(1)(2)	335,252	7,378,897
BlueLinx Holdings Inc.	96,060	1,251,662
Brightpoint Inc.(1)	384,957	5,208,468
Building Materials Holdings Corp.	221,100	6,162,057
Central European Distribution Corp.(1)	242,807	6,109,024
Core-Mark Holding Co. Inc.(1)	76,262	2,730,180
Directed Electronics Inc.(1)	71,619	939,641
LKQ Corp.(1)	341,874	6,495,606
MWI Veterinary Supply Inc.(1)	39,227	1,429,040
NuCo2 Inc.(1)	118,605	2,851,264
Owens & Minor Inc.	306,381	8,762,497
ScanSource Inc.(1)	196,064	5,748,596
United Stationers Inc.(1)	241,875	11,929,275
Watsco Inc.	212,812	12,730,414

		92,162,272

DIVERSIFIED FINANCIAL SERVICES—1.85%
Accredited Home Lenders Holding Co.(1)	137,864	6,591,278
Advanta Corp. Class B	148,124	5,325,058
Asset Acceptance Capital Corp.(1)	127,443	2,523,371
Asta Funding Inc.	90,235	3,379,301
Calamos Asset Management Inc. Class A	176,899	5,128,302
CharterMac	398,816	7,461,847
Cohen & Steers Inc.	99,145	2,339,822
CompuCredit Corp.(1)	158,866	6,106,809
Credit Acceptance Corp.(1)	74,476	2,021,279
Doral Financial Corp.	686,602	4,401,119
eSpeed Inc.(1)	156,889	1,306,885
Federal Agricultural Mortgage Corp.(2)	85,001	2,354,528
Financial Federal Corp.	206,972	5,755,891
Friedman, Billings, Ramsey Group Inc. Class A	1,123,743	12,327,461
GAMCO Investors Inc. Class A	43,440	1,596,854
GFI Group Inc.(1)	91,126	4,916,248
Greenhill & Co. Inc.	134,856	8,193,851
International Securities Exchange Inc.	291,341	11,091,352
Knight Capital Group Inc. Class A(1)	798,616	12,162,922
LaBranche & Co. Inc.(1)(2)	405,381	4,909,164
MarketAxess Holdings Inc.(1)	234,073	2,577,144
Marlin Business Services Corp.(1)	90,675	2,045,628
National Financial Partners Corp.	286,206	12,681,788
Ocwen Financial Corp.(1)	261,823	3,327,770
optionsXpress Holdings Inc.	159,026	3,706,896
Penson Worldwide Inc.(1)	57,335	986,735
Piper Jaffray Companies Inc.(1)	159,198	9,744,510
Portfolio Recovery Associates Inc.(1)	121,468	5,551,088
Sanders Morris Harris Group Inc.	101,894	1,539,618
Stifel Financial Corp.(1)	90,929	3,210,703
SWS Group Inc.	120,971	2,917,821
Thomas Weisel Partners Group Inc.(1)	52,049	989,451
TradeStation Group Inc.(1)(2)	196,132	2,484,992
United PanAm Financial Corp.(1)	78,049	2,372,690
Waddell & Reed Financial Inc. Class A	647,981	13,322,489
World Acceptance Corp.(1)	140,333	4,984,628

		182,337,293
ELECTRIC—1.64%
ALLETE Inc.	192,362	9,108,341
Aquila Inc.(1)	2,859,620	12,039,000
Avista Corp.	374,292	8,545,086
Black Hills Corp.	254,047	8,721,434
CH Energy Group Inc.	120,779	5,797,392
Cleco Corp.	385,610	8,965,432
Duquesne Light Holdings Inc.(2)	599,813	9,860,926
El Paso Electric Co.(1)	369,918	7,457,547
Empire District Electric Co. (The)	228,949	4,704,902
IDACORP Inc.(2)	327,502	11,230,044
ITC Holdings Corp.	109,535	2,911,440
MGE Energy Inc.	156,646	4,879,523
NorthWestern Corp.	271,901	9,339,799
Ormat Technologies Inc.	62,480	2,383,612
Otter Tail Corp.	225,541	6,164,036
Pike Electric Corp.(1)	120,313	2,317,228
PNM Resources Inc.	526,352	13,137,746
Portland General Electric Co.	205,915	5,141,698
UIL Holdings Corp.	112,756	6,347,035
UniSource Energy Corp.	267,911	8,345,428
Westar Energy Inc.	666,540	14,030,667

		161,428,316

ELECTRICAL COMPONENTS & EQUIPMENT—1.08%
Advanced Energy Industries Inc.(1)	269,696	3,570,775
American Superconductor Corp.(1)(2)	250,909	2,215,526
Belden CDT Inc.(2)	325,261	10,749,876
Capstone Turbine Corp.(1)	785,643	1,791,266
China BAK Battery Inc.(1)	206,967	1,761,289
Color Kinetics Inc.(1)	102,490	1,938,086
Encore Wire Corp.(1)	178,290	6,407,743
Energy Conversion Devices Inc.(1)	298,310	10,867,433
EnerSys(1)	355,863	7,437,537
General Cable Corp.(1)	386,329	13,521,515
GrafTech International Ltd.(1)	752,738	4,365,880
Greatbatch Inc.(1)	167,227	3,946,557
Insteel Industries Inc.	106,863	2,586,085
Intermagnetics General Corp.(1)	324,489	8,754,713
Lamson & Sessions Co.(1)	106,588	3,022,836
Littelfuse Inc.(1)	170,763	5,870,832
Medis Technologies Ltd.(1)(2)	157,164	3,187,286
Powell Industries Inc.(1)	58,568	1,401,532
Power-One Inc.(1)	534,951	3,530,677
Superior Essex Inc.(1)	154,057	4,610,926
Universal Display Corp.(1)(2)	181,361	2,413,915
Vicor Corp.	151,588	2,511,813

		106,464,098
ELECTRONICS—2.61%
American Science & Engineering Inc.(1)	69,419	4,020,748
Analogic Corp.	105,488	4,916,796
Badger Meter Inc.	106,625	2,878,875
Bel Fuse Inc. Class B	77,029	2,527,321
Benchmark Electronics Inc.(1)	491,232	11,848,516
Brady Corp. Class A	344,256	12,682,391
Checkpoint Systems Inc.(1)	299,857	6,659,824
Cogent Inc.(1)	330,728	4,984,071
Coherent Inc.(1)	236,957	7,992,560
CTS Corp.	274,826	4,092,159
Cubic Corp.	118,797	2,329,609
Cymer Inc.(1)	297,113	13,803,870
Daktronics Inc.	296,932	8,572,427
Dionex Corp.(1)	153,363	8,382,822
Eagle Test Systems Inc.(1)	55,756	781,699
Electro Scientific Industries Inc.(1)	222,233	3,997,972
Excel Technology Inc.(1)	91,851	2,748,182
Fargo Electronics Inc.(1)	98,301	2,495,862
FEI Co.(1)	182,070	4,129,348
FLIR Systems Inc.(1)	528,821	11,665,791
Identix Inc.(1)	686,109	4,795,902
II-VI Inc.(1)	179,513	3,285,088
International DisplayWorks Inc.(1)(2)	339,788	1,766,898
Ionatron Inc.(1)(2)	233,830	1,484,820
Itron Inc.(1)	193,621	11,473,980
KEMET Corp.(1)	663,796	6,120,199
Lo-Jack Corp.(1)	143,714	2,710,446
Measurements Specialties Inc.(1)	105,343	2,345,989
Methode Electronics Inc.	285,635	3,002,024
Metrologic Instruments Inc.(1)	100,000	1,501,000
Molecular Devices Corp.(1)	129,694	3,963,449
Multi-Fineline Electronix Inc.(1)(2)	63,595	2,110,718
OSI Systems Inc.(1)	112,853	2,005,398
OYO Geospace Corp.(1)	30,176	1,723,351
Park Electrochemical Corp.	154,207	3,970,830
Paxar Corp.(1)	314,043	6,459,865
Photon Dynamics Inc.(1)	130,078	1,628,577

Plexus Corp.(1)	349,919	11,970,729
RAE Systems Inc.(1)	294,758	1,179,032
Rofin-Sinar Technologies Inc.(1)	117,715	6,765,081
Rogers Corp.(1)	132,961	7,491,023
Sonic Solutions Inc.(1)	196,198	3,237,267
Taser International Inc.(1)(2)	474,390	3,752,425
Technitrol Inc.	310,568	7,189,649
TTM Technologies Inc.(1)	319,479	4,622,861
Varian Inc.(1)	236,543	9,818,900
Viisage Technology Inc.(1)(2)	170,650	2,587,054
Watts Water Technologies Inc. Class A	192,979	6,474,445
Woodward Governor Co.	229,513	7,002,442
X-Rite Inc.	163,014	1,791,524
Zygo Corp.(1)	138,009	2,261,968

		258,003,777
ENERGY - ALTERNATE SOURCES—0.39%
Evergreen Solar Inc.(1)(2)	510,619	6,627,835
FuelCell Energy Inc.(1)(2)	405,904	3,888,560
Headwaters Inc.(1)(2)	323,056	8,257,311
KFx Inc.(1)	542,789	8,293,816
Pacific Ethanol Inc.(1)(2)	164,457	3,802,246
Plug Power Inc.(1)(2)	553,495	2,584,822
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	331,298	1,126,413
SunPower Corp. Class A(1)(2)	77,962	2,184,495
Syntroleum Corp.(1)(2)	300,816	1,825,953

		38,591,451
ENGINEERING & CONSTRUCTION—0.60%
Dycom Industries Inc.(1)	308,451	6,566,922
EMCOR Group Inc.(1)	240,313	11,696,034
ENGlobal Corp.(1)	123,487	961,964
Granite Construction Inc.	264,820	11,988,401
Infrasource Services Inc.(1)	204,021	3,715,222
Insituform Technologies Inc. Class A(1)	207,475	4,749,103
Layne Christensen Co.(1)	91,312	2,588,695
Perini Corp.(1)	166,007	3,735,157
Sterling Construction Co. Inc.(1)	66,323	1,830,515
Washington Group International Inc.	221,110	11,794,007

		59,626,020
ENTERTAINMENT—0.74%
Bally Technologies Inc.(1)	399,033	6,572,074
Bluegreen Corp.(1)	159,851	1,831,892
Carmike Cinemas Inc.	93,999	1,981,499
Century Casinos Inc.(1)	155,037	1,660,446
Churchill Downs Inc.	66,598	2,494,095
Dover Downs Gaming & Entertainment Inc.	110,918	2,178,430
Dover Motorsports Inc.	125,946	739,303
Great Wolf Resorts Inc.(1)	204,658	2,457,943
Isle of Capri Casinos Inc.(1)	119,377	3,062,020
Macrovision Corp.(1)	395,906	8,519,897
Magna Entertainment Corp. Class A(1)(2)	305,770	1,608,350
Pinnacle Entertainment Inc.(1)	366,661	11,238,160
Progressive Gaming International Corp.(1)(2)	261,273	2,037,929
Shuffle Master Inc.(1)(2)	266,372	8,731,674
Six Flags Inc.(1)(2)	543,571	3,054,869
Speedway Motorsports Inc.	116,618	4,401,163
Steinway Musical Instruments Inc.(1)	55,715	1,366,132
Vail Resorts Inc.(1)	231,521	8,589,429

		72,525,305

ENVIRONMENTAL CONTROL—0.73%
Aleris International Inc.(1)	239,851	10,997,168
American Ecology Corp.	118,927	3,151,565
Basin Water Inc.(1)	46,173	462,653
Calgon Carbon Corp.	303,538	1,848,546
Casella Waste Systems Inc. Class A(1)	168,019	2,199,369
Clean Harbors Inc.(1)	120,391	4,852,961
Darling International Inc.(1)	493,250	2,234,422
Metal Management Inc.	198,995	6,093,227
Mine Safety Appliances Co.(2)	236,475	9,506,295
Rentech Inc.(1)	1,057,321	4,916,543
Synagro Technologies Inc.	469,281	1,844,274
Tetra Tech Inc.(1)	438,670	7,782,006
Waste Connections Inc.(1)(2)	340,941	12,410,252
Waste Holdings Inc.	57,231	1,297,999
Waste Services Inc.(1)	276,967	2,489,933

		72,087,213
FOOD—1.32%
Arden Group Inc. Class A	10,395	1,176,402
Chiquita Brands International Inc.	322,108	4,438,648
Diamond Foods Inc.	119,367	1,918,228
Flowers Foods Inc.	395,859	11,337,402
Gold Kist Inc.(1)	390,662	5,223,151
Great Atlantic & Pacific Tea Co.	146,919	3,338,000
Hain Celestial Group Inc.(1)	237,330	6,113,621
Imperial Sugar Co.	86,130	2,043,004
Ingles Markets Inc. Class A	90,245	1,534,165
J&J Snack Foods Corp.	104,767	3,464,645
Lance Inc.	231,531	5,329,844
M&F Worldwide Corp.(1)	80,420	1,294,762
MGP Ingredients Inc.	72,561	1,684,866
Nash Finch Co.	101,982	2,171,197
Pathmark Stores Inc.(1)	397,601	3,741,425
Performance Food Group Co.(1)	264,447	8,033,900
Pilgrim's Pride Corp.	309,223	7,977,953
Premium Standard Farms Inc.	105,368	1,710,123
Ralcorp Holdings Inc.(1)	202,990	8,633,165
Ruddick Corp.	303,954	7,449,913
Sanderson Farms Inc.	129,736	3,631,311
Seaboard Corp.	2,723	3,485,440
Spartan Stores Inc.	160,488	2,347,939
Tootsie Roll Industries Inc.	272,227	7,929,973
TreeHouse Foods Inc.(1)	237,521	5,674,377
United Natural Foods Inc.(1)	322,637	10,653,474
Village Super Market Inc. Class A	12,942	846,019
Weis Markets Inc.	72,531	2,988,277
Wild Oats Markets Inc.(1)(2)	220,650	4,324,740

		130,495,964
FOREST PRODUCTS & PAPER—0.60%
Bowater Inc.	427,544	9,726,626
Buckeye Technologies Inc.(1)	288,468	2,203,896
Caraustar Industries Inc.(1)	222,657	2,003,913
Deltic Timber Corp.	77,640	4,376,567
Glatfelter Co.	339,638	5,390,055
Longview Fibre Co.	390,869	7,461,689
Mercer International Inc.(1)(2)	207,246	1,798,895
Neenah Paper Inc.	112,952	3,439,388
Potlatch Corp.	295,271	11,146,480
Rock-Tenn Co. Class A	244,442	3,898,850
Schweitzer-Mauduit International Inc.	118,206	2,559,160
Wausau Paper Corp.	342,517	4,264,337
Xerium Technologies Inc.	151,059	1,422,976

		59,692,832

GAS—0.94%
Cascade Natural Gas Corp.	87,931	1,854,465
EnergySouth Inc.	52,640	1,643,947
Laclede Group Inc. (The)	162,946	5,598,825
New Jersey Resources Corp.	214,550	10,036,649
Nicor Inc.	339,275	14,079,912
Northwest Natural Gas Co.	211,331	7,825,587
Peoples Energy Corp.(2)	294,121	10,561,885
Piedmont Natural Gas Co.	583,977	14,190,641
South Jersey Industries Inc.	223,098	6,110,654
Southwest Gas Corp.	306,195	9,596,151
WGL Holdings Inc.	372,652	10,788,275

		92,286,991
HAND & MACHINE TOOLS—0.29%
Baldor Electric Co.	245,930	7,695,150
Franklin Electric Co. Inc.	173,336	8,951,071
Raser Technologies Inc.(1)	154,964	1,493,853
Regal-Beloit Corp.	234,851	10,368,672

		28,508,746
HEALTH CARE - PRODUCTS—3.41%
Abaxis Inc.(1)	153,818	3,440,909
ABIOMED Inc.(1)	178,897	2,320,294
Adeza Biomedical Corp.(1)	106,720	1,496,214
Align Technology Inc.(1)(2)	426,730	3,153,535
American Medical Systems Holdings Inc.(1)	534,143	8,893,481
AngioDynamics Inc.(1)	93,611	2,532,178
Arrow International Inc.	173,896	5,715,962
ArthroCare Corp.(1)	200,319	8,415,401
Aspect Medical Systems Inc.(1)	124,476	2,170,861
Biosite Inc.(1)(2)	131,843	6,019,951
Bruker BioSciences Corp.(1)	286,595	1,536,149
Candela Corp.(1)	181,827	2,883,776
Cepheid Inc.(1)	416,916	4,048,254
Cerus Corp.(1)	212,263	1,513,435
Conceptus Inc.(1)	174,057	2,374,137
CONMED Corp.(1)	214,903	4,448,492
Cyberonics Inc.(1)	164,950	3,516,734
Datascope Corp.	98,844	3,048,349
DexCom Inc.(1)	128,944	1,751,060
Diagnostic Products Corp.	190,068	11,056,256
DJ Orthopedics Inc.(1)	173,953	6,406,689
Encore Medical Corp.(1)	454,594	2,186,597
ev3 Inc.(1)(2)	126,376	1,871,629
FoxHollow Technologies Inc.(1)(2)	142,864	3,903,044
Haemonetics Corp.(1)	203,601	9,469,483
HealthTronics Inc.(1)	267,869	2,049,198
Hologic Inc.(1)	349,111	17,232,119
ICU Medical Inc.(1)	109,560	4,627,814
Immucor Inc.(1)	518,509	9,970,928
IntraLase Corp.(1)	164,380	2,751,721
Invacare Corp.	237,237	5,902,457
Inverness Medical Innovations Inc.(1)	211,807	5,979,312
IRIS International Inc.(1)	134,239	1,766,585
Kensey Nash Corp.(1)	88,320	2,605,440
Kyphon Inc.(1)	338,457	12,983,211
Laserscope(1)	151,862	4,678,868
LCA-Vision Inc.	159,099	8,417,928
Luminex Corp.(1)	244,795	4,256,985

Medical Action Industries Inc.(1)	69,802	1,541,926
Mentor Corp.	277,990	12,092,565
Merge Technologies Inc.(1)	157,298	1,936,338
Meridian Bioscience Inc.	160,400	4,001,980
Merit Medical Systems Inc.(1)	208,628	2,870,721
Natus Medical Inc.(1)	142,632	1,410,630
Neurometrix Inc.(1)	95,727	2,915,844
Northstar Neuroscience Inc.(1)	82,542	856,786
NuVasive Inc.(1)	253,326	4,618,133
NxStage Medical Inc.(1)	81,517	711,643
Oakley Inc.	190,250	3,205,712
OraSure Technologies Inc.(1)	350,681	3,338,483
Palomar Medical Technologies Inc.(1)	132,869	6,062,812
PolyMedica Corp.	176,283	6,339,137
PSS World Medical Inc.(1)	516,102	9,109,200
Quidel Corp.(1)	229,498	2,180,231
Sirona Dental Systems Inc.	134,809	5,341,133
Solexa Inc.(1)	179,715	1,527,577
SonoSite Inc.(1)(2)	124,409	4,856,927
Spectranetics Corp.(1)	234,043	2,508,941
Stereotaxis Inc.(1)	179,135	1,932,867
Steris Corp.	517,669	11,833,913
SurModics Inc.(1)(2)	121,629	4,392,023
Symmetry Medical Inc.(1)	266,947	4,110,984
ThermoGenesis Corp.(1)	419,333	1,727,652
Thoratec Corp.(1)	402,959	5,589,041
TriPath Imaging Inc.(1)	240,276	1,590,627
Ventana Medical Systems Inc.(1)	220,489	10,402,671
Viasys Healthcare Inc.(1)	247,719	6,341,606
Visicu Inc.(1)	52,603	928,443
Vital Images Inc.(1)	101,225	2,500,257
Vital Sign Inc.	52,303	2,590,568
West Pharmaceutical Services Inc.	247,368	8,974,511
Wright Medical Group Inc.(1)	261,671	5,476,774
Young Innovations Inc.	36,737	1,294,245
Zoll Medical Corp.(1)	73,870	2,419,981

		336,928,318
HEALTH CARE - SERVICES—1.69%
Air Methods Corp.(1)	79,529	2,082,069
Alliance Imaging Inc.(1)	116,084	742,938
Amedisys Inc.(1)(2)	121,841	4,617,774
American Retirement Corp.(1)	270,028	8,848,818
AMERIGROUP Corp.(1)	394,888	12,257,324
AmSurg Corp.(1)	228,104	5,189,366
Apria Healthcare Group Inc.(1)	324,598	6,134,902
Bio-Reference Laboratories Inc.(1)	79,715	1,734,598
Capital Senior Living Corp.(1)	165,986	1,706,336
Centene Corp.(1)	329,905	7,762,665
Emeritus Corp.(1)	38,041	713,269
Five Star Quality Care Inc.(1)	241,751	2,676,184
Genesis HealthCare Corp.(1)	149,388	7,076,510
Gentiva Health Services Inc.(1)	206,065	3,303,222
Healthways Inc.(1)	264,167	13,905,751
Horizon Health Corp.(1)	115,106	2,403,413
Hythiam Inc.(1)	200,608	1,398,238
Kindred Healthcare Inc.(1)	256,448	6,667,648
LHC Group Inc.(1)	84,954	1,692,284
Magellan Health Services Inc.(1)	283,229	12,833,106
Matria Healthcare Inc.(1)	160,218	3,431,870
MedCath Corp.(1)	60,571	1,141,158
Molina Healthcare Inc.(1)	93,471	3,556,572
National Healthcare Corp.	49,440	2,202,552

NightHawk Radiology Holdings Inc.(1)	47,697	855,684
Odyssey Healthcare Inc.(1)	264,415	4,645,772
Option Care Inc.(2)	200,386	2,400,624
Psychiatric Solutions Inc.(1)	404,910	11,604,721
Radiation Therapy Services Inc.(1)	93,880	2,526,311
RehabCare Group Inc.(1)	129,736	2,254,812
Res-Care Inc.(1)	168,672	3,373,440
Sun Healthcare Group Inc.(1)	176,728	1,535,766
Sunrise Senior Living Inc.(1)	339,426	9,385,129
Symbion Inc.(1)	137,864	2,862,057
United Surgical Partners International Inc.(1)	339,431	10,206,690
VistaCare Inc. Class A(1)	79,638	963,620

		166,693,193
HOLDING COMPANIES - DIVERSIFIED—0.04%
Resource America Inc. Class A	120,578	2,297,011
Star Maritime Acquisition Corp.(1)(2)	143,978	1,462,816

		3,759,827
HOME BUILDERS—0.69%
AMREP Corporation	13,139	713,710
Brookfield Homes Corp.(2)	94,077	3,099,837
Cavco Industries Inc.(1)	48,932	2,174,538
Champion Enterprises Inc.(1)	583,516	6,442,017
Fleetwood Enterprises Inc.(1)	487,793	3,677,959
Hovnanian Enterprises Inc. Class A(1)	381,039	11,461,653
Levitt Corp. Class A	124,730	1,995,680
M/I Homes Inc.	91,706	3,217,046
Meritage Homes Corp.(1)	173,155	8,181,574
Monaco Coach Corp.	204,290	2,594,483
Orleans Homebuilders Inc.	35,960	584,350
Palm Harbor Homes Inc.(1)(2)	73,803	1,298,195
Skyline Corp.	52,231	2,234,442
Technical Olympic USA Inc.	150,780	2,165,201
WCI Communities Inc.(1)(2)	255,863	5,153,081
Williams Scotsman International Inc.(1)	227,969	4,978,843
Winnebago Industries Inc.(2)	248,658	7,718,344

		67,690,953
HOME FURNISHINGS—0.51%
American Woodmark Corp.(2)	91,219	3,196,314
Audiovox Corp. Class A(1)	126,630	1,729,766
DTS Inc.(1)	134,654	2,623,060
Ethan Allen Interiors Inc.	252,985	9,246,602
Furniture Brands International Inc.(2)	344,846	7,186,591
Hooker Furniture Corp.	82,065	1,376,230
Kimball International Inc. Class B	189,224	3,729,605
La-Z-Boy Inc.(2)	395,942	5,543,188
Sealy Corp.(1)	154,363	2,048,397
Stanley Furniture Co. Inc.	93,683	2,245,582
Tempur-Pedic International Inc.(1)	383,285	5,178,180
TiVo Inc.(1)	586,513	4,193,568
Universal Electronics Inc.(1)	105,193	1,862,968

		50,160,051
HOUSEHOLD PRODUCTS & WARES—0.85%
ACCO Brands Corp.(1)	344,447	7,543,389
American Greetings Corp. Class A	408,068	8,573,509
Blyth Inc.	197,756	3,650,576
Central Garden & Pet Co.(1)	164,940	7,100,667
CNS Inc.	96,723	2,369,713
CSS Industries Inc.	51,868	1,491,205
Ennis Inc.	195,136	3,840,276

Fossil Inc.(1)(2)	331,173	5,964,426
Harland (John H.) Co.	205,755	8,950,342
Playtex Products Inc.(1)	427,175	4,455,435
Prestige Brands Holdings Inc.(1)	254,197	2,534,344
Russ Berrie & Co. Inc.(1)	90,328	1,107,421
Spectrum Brands Inc.(1)	282,902	3,655,094
Standard Register Co. (The)	136,885	1,622,087
Tupperware Brands Corp.	463,534	9,126,984
WD-40 Co.	128,804	4,323,950
Yankee Candle Co. Inc. (The)	311,065	7,779,736

		84,089,154
HOUSEWARES—0.04%
Lifetime Brands Inc.	85,918	1,861,843
National Presto Industries Inc.	36,141	1,889,451

		3,751,294
INSURANCE—2.49%
Affirmative Insurance Holdings Inc.	57,605	901,518
Alfa Corp.	248,590	4,116,650
American Equity Investment Life Holding Co.	425,127	4,531,854
American Physicians Capital Inc.(1)	52,428	2,757,189
Argonaut Group Inc.(1)	239,358	7,190,314
Baldwin & Lyons Inc. Class B	61,472	1,567,536
Bristol West Holdings Inc.	116,551	1,864,816
Capital Title Group Inc.	196,437	1,447,741
CNA Surety Corp.(1)	121,971	2,107,659
Commerce Group Inc.	415,849	12,284,179
Crawford & Co. Class B	178,720	1,283,210
Darwin Professional Underwriters Inc.(1)	39,491	697,411
Delphi Financial Group Inc. Class A	316,761	11,517,430
Direct General Corp.	112,983	1,911,672
Donegal Group Inc. Class A	99,269	1,926,811
EMC Insurance Group Inc.	44,906	1,291,497
Enstar Group Inc.(1)	25,016	2,306,225
FBL Financial Group Inc. Class A	104,177	3,375,335
First Acceptance Corp.(1)	127,562	1,502,680
FPIC Insurance Group Inc.(1)	79,897	3,096,009
Great American Financial Resources Inc.	67,002	1,402,352
Harleysville Group Inc.	105,036	3,331,742
Hilb, Rogal & Hobbs Co.	276,375	10,300,496
Horace Mann Educators Corp.	328,575	5,569,346
Independence Holding Co.	38,496	862,695
Infinity Property & Casualty Corp.	157,801	6,469,841
James River Group Inc.(1)	69,512	1,730,849
Kansas City Life Insurance Co.	30,478	1,285,257
LandAmerica Financial Group Inc.	131,723	8,509,306
Meadowbrook Insurance Group(1)	192,575	1,602,224
Midland Co. (The)	88,719	3,369,548
National Interstate Corp.	121,225	3,287,622
National Western Life Insurance Co. Class A	17,017	4,078,124
Navigators Group Inc. (The)(1)	99,622	4,365,436
NYMAGIC Inc.	44,207	1,284,213
Odyssey Re Holdings Corp.(2)	98,611	2,598,400
Ohio Casualty Corp.	486,773	14,471,761
Phoenix Companies Inc.	861,640	12,131,891
PMA Capital Corp. Class A(1)	247,030	2,544,409
Presidential Life Corp.	164,530	4,044,147
ProAssurance Corp.(1)	238,959	11,513,045
RLI Corp.	170,743	8,226,398
Safety Insurance Group Inc.	109,286	5,196,549
SCPIE Holdings Inc.(1)	76,961	1,789,343
SeaBright Insurance Holdings Inc.(1)	121,495	1,957,284

Selective Insurance Group Inc.	210,110	11,738,846
State Auto Financial Corp.	110,115	3,583,142
Stewart Information Services Corp.	131,796	4,785,513
Tower Group Inc.	128,974	3,901,463
Triad Guaranty Inc.(1)	88,091	4,305,888
21st Century Insurance Group	249,977	3,599,669
United Fire & Casualty Co.	157,537	4,746,590
Universal American Financial Corp.(1)	291,506	3,833,304
USI Holdings Corp.(1)	352,937	4,732,885
Zenith National Insurance Corp.	282,912	11,223,119

		246,050,433
INTERNET—3.55%
Access Integrated Technologies Inc. Class A(1)	102,516	1,005,682
Agile Software Corp.(1)	435,200	2,759,168
aQuantive Inc.(1)	582,036	14,742,972
Ariba Inc.(1)	570,424	4,694,590
Art Technology Group Inc.(1)	851,986	2,538,918
@Road Inc.(1)	470,973	2,599,771
Audible Inc.(1)(2)	187,532	1,704,666
Avocent Corp.(1)	374,666	9,834,982
Blue Coat Systems Inc.(1)	110,514	1,863,266
Blue Nile Inc.(1)(2)	110,244	3,545,447
Chordiant Software Inc.(1)	606,295	1,837,074
Click Commerce Inc.(1)(2)	78,044	1,539,808
CMGI Inc.(1)	3,534,536	4,276,789
CNET Networks Inc.(1)	1,146,480	9,148,910
Cogent Communications Group Inc.(1)	160,255	1,501,589
CyberSource Corp.(1)	233,654	2,733,752
DealerTrack Holdings Inc.(1)	81,869	1,810,124
Digital Insight Corp.(1)	264,359	9,064,870
Digital River Inc.(1)	302,498	12,217,894
Digitas Inc.(1)	691,488	8,035,091
Drugstore.com Inc.(1)	612,322	1,775,734
EarthLink Inc.(1)	1,019,949	8,832,758
eCollege.com Inc.(1)	138,222	2,922,013
Equinix Inc.(1)(2)	218,440	11,983,618
eResearch Technology Inc.(1)(2)	376,964	3,430,372
FTD Group Inc.(1)	98,534	1,330,209
GSI Commerce Inc.(1)(2)	299,707	4,055,036
Harris Interactive Inc.(1)	413,923	2,359,361
i2 Technologies Inc.(1)	108,055	1,369,057
InfoSpace Inc.(1)	238,986	5,417,813
Internet Capital Group Inc.(1)	299,878	2,698,902
Internet Security Systems Inc.(1)	301,049	5,674,774
Interwoven Inc.(1)	327,016	2,805,797
iPass Inc.(1)	496,429	2,780,002
j2 Global Communications Inc.(1)(2)	380,096	11,866,597
Jupitermedia Corp.(1)	165,717	2,154,321
Knot Inc. (The)(1)	110,902	2,321,179
Lionbridge Technologies Inc.(1)	456,814	2,526,181
Liquidity Services Inc.(1)	59,768	930,588
Move Inc.(1)	766,266	4,199,138
NetBank Inc.	354,749	2,351,986
NetFlix Inc.(1)(2)	300,883	8,187,026
NetRatings Inc.(1)	101,842	1,414,585
NIC Inc.(1)	292,476	2,114,601
1-800-FLOWERS.COM Inc.(1)	192,108	1,108,463
Online Resources Corp.(1)	172,719	1,785,914
Openwave Systems Inc.(1)	721,892	8,330,634
Opsware Inc.(1)	625,689	5,155,677
Overstock.com Inc.(1)(2)	85,374	1,815,051
Perficient Inc.(1)	134,612	1,663,804

Priceline.com Inc.(1)	194,940	5,820,908
ProQuest Co.(1)(2)	193,756	2,381,261
RealNetworks Inc.(1)(2)	817,988	8,752,472
Redback Networks Inc.(1)	424,147	7,778,856
RightNow Technologies Inc.(1)	115,106	1,919,968
RSA Security Inc.(1)	577,759	15,709,267
S1 Corp.(1)	542,695	2,604,936
Sapient Corp.(1)	623,256	3,303,257
Secure Computing Corp.(1)	341,564	2,937,450
Sohu.com Inc.(1)	197,849	5,102,526
SonicWALL Inc.(1)	492,866	4,430,865
Stamps.com Inc.(1)	142,911	3,975,784
Stellent Inc.	220,489	2,105,670
Terremark Worldwide Inc.(1)	299,727	1,079,017
TheStreet.com Inc.	140,452	1,800,595
TIBCO Software Inc.(1)	1,609,849	11,349,435
Travelzoo Inc.(1)	22,888	694,422
TriZetto Group Inc. (The)(1)	328,186	4,853,871
24/7 Real Media Inc.(1)	371,056	3,257,872
United Online Inc.	490,776	5,889,312
ValueClick Inc.(1)(2)	784,420	12,040,847
Vasco Data Security International Inc.(1)	190,286	1,588,888
Vignette Corp.(1)	227,969	3,323,788
WebEx Communications Inc.(1)(2)	319,846	11,367,327
webMethods Inc.(1)	415,760	4,103,551
Websense Inc.(1)	366,854	7,535,181
WebSideStory Inc.(1)	134,187	1,637,081

		350,160,961
INVESTMENT COMPANIES—0.38%
Apollo Investment Corp.	620,683	11,470,222
Ares Capital Corp.	291,678	4,938,109
Capital Southwest Corp.	21,308	2,225,621
Gladstone Capital Corp.(2)	86,152	1,842,791
Gladstone Investment Corp.	99,953	1,499,295
Harris & Harris Group Inc.(1)	159,099	1,756,453
MCG Capital Corp.	408,124	6,489,172
Medallion Financial Corp.	112,502	1,458,026
MVC Capital Inc.	130,399	1,752,563
NGP Capital Resources Co.	132,821	1,943,171
Technology Investment Capital Corp.	148,829	2,180,345

		37,555,768
IRON & STEEL—0.76%
AK Steel Holding Corp.(1)	841,131	11,632,842
Chaparral Steel Co.(1)	176,184	12,688,772
Cleveland-Cliffs Inc.	168,512	13,361,316
Gibraltar Industries Inc.	185,017	5,365,493
Olympic Steel Inc.	63,807	2,258,130
Oregon Steel Mills Inc.(1)	273,113	13,835,905
Ryerson Inc.	198,952	5,371,704
Schnitzer Steel Industries Inc. Class A	173,041	6,139,495
Shiloh Industries Inc.(1)	36,555	549,787
Steel Technologies Inc.	87,641	1,703,741
Wheeling-Pittsburgh Corp.(1)	82,485	1,640,627

		74,547,812
LEISURE TIME—0.61%
Ambassadors Group Inc.	157,646	4,552,816
Ambassadors International Inc.	54,798	1,274,053
Arctic Cat Inc.	98,524	1,922,203
Bally Total Fitness Holding Corp.(1)	281,484	1,908,462
Callaway Golf Co.	578,795	7,518,547

K2 Inc.(1)	360,221	3,940,818
Life Time Fitness Inc.(1)	232,117	10,740,054
Marine Products Corp.	93,891	913,559
Multimedia Games Inc.(1)	207,303	2,099,979
Nautilus Inc.(2)	250,841	3,940,712
Navigant International Inc.(1)	118,610	1,901,318
Polaris Industries Inc.	316,574	13,707,654
WMS Industries Inc.(1)	206,583	5,658,308

		60,078,483
LODGING—0.52%
Ameristar Casinos Inc.	197,658	3,844,448
Aztar Corp.(1)	276,241	14,353,482
Gaylord Entertainment Co.(1)	310,936	13,569,247
Lakes Gaming Inc.(1)	175,412	2,120,731
Lodgian Inc.(1)	156,604	2,231,607
Marcus Corp.	164,660	3,438,101
Monarch Casino & Resort Inc.(1)	79,669	2,240,292
Morgans Hotel Group Co.(1)	137,651	2,141,850
MTR Gaming Group Inc.(1)	173,399	1,626,483
Riviera Holdings Corp.(1)	83,490	1,686,498
Trump Entertainment Resorts Inc.(1)	214,380	4,319,757

		51,572,496
MACHINERY—1.42%
Albany International Corp. Class A	204,208	8,656,377
Applied Industrial Technologies Inc.	341,848	8,310,325
Astec Industries Inc.(1)	129,866	4,431,028
Briggs & Stratton Corp.	391,196	12,170,108
Bucyrus International Inc. Class A	241,688	12,205,244
Cascade Corp.	96,090	3,800,359
Cognex Corp.	356,163	9,270,923
Columbus McKinnon Corp.(1)	140,152	3,046,904
DXP Enterprises Inc.(1)	13,413	416,742
Flow International Corp.(1)	267,429	3,762,726
Gehl Corp.(1)	80,119	2,045,438
Gerber Scientific Inc.(1)	172,963	2,250,249
Gorman-Rupp Co. (The)	69,559	1,850,269
Intermec Inc.(1)	385,371	8,840,411
Intevac Inc.(1)	160,354	3,476,475
iRobot Corp.(1)(2)	87,590	2,179,239
Kadant Inc.(1)	104,249	2,397,727
Lindsay Manufacturing Co.	88,175	2,391,306
Middleby Corp. (The)(1)	51,444	4,452,993
NACCO Industries Inc.	41,923	5,760,639
Nordson Corp.	225,370	11,083,697
Presstek Inc.(1)	225,785	2,102,058
Robbins & Myers Inc.	90,230	2,358,612
Sauer-Danfoss Inc.	79,197	2,013,188
Tecumseh Products Co. Class A(1)	126,967	2,437,766
Tennant Co.	63,087	3,172,014
TurboChef Technologies Inc.(1)(2)	103,793	1,154,178
Wabtec Corp.	371,419	13,891,071

		139,928,066
MANUFACTURING—1.78%
Actuant Corp. Class A	208,892	10,434,155
Acuity Brands Inc.	343,748	13,375,235
American Railcar Industries Inc.	69,030	2,285,583
Ameron International Corp.	66,624	4,465,140
Applied Films Corp.(1)	81,389	2,318,773
AptarGroup Inc.	269,168	13,353,424
Barnes Group Inc.	287,314	5,731,914

Blount International Inc.(1)	289,959	3,485,307
Ceradyne Inc.(1)(2)	204,762	10,133,671
CLARCOR Inc.	396,300	11,805,777
EnPro Industries Inc.(1)	161,698	5,433,053
ESCO Technologies Inc.(1)	197,626	10,563,110
Federal Signal Corp.	369,136	5,588,719
Flanders Corp.(1)	98,326	986,210
FreightCar America Inc.	96,241	5,342,338
GenTek Inc.(1)	77,842	2,090,058
Griffon Corp.(1)	227,979	5,950,252
Hexcel Corp.(1)	713,801	11,213,814
Jacuzzi Brands Inc.(1)	594,284	5,229,699
Koppers Holdings Inc.	76,578	1,530,794
Lancaster Colony Corp.	185,213	7,310,357
Matthews International Corp. Class A	245,536	8,463,626
Myers Industries Inc.	203,896	3,504,972
PW Eagle Inc.	80,264	2,427,183
Raven Industries Inc.	123,352	3,885,588
Reddy Ice Holdings Inc.	127,324	2,591,043
Smith & Wesson Holding Corp.(1)	223,139	1,834,203
Smith (A.O.) Corp.	156,760	7,267,394
Standex International Corp.	94,289	2,861,671
Tredegar Corp.	261,122	4,130,950

		175,594,013
MEDIA—1.43%
Acacia Research Corp. - Acacia Technologies Group(1)	212,739	2,991,110
Belo (A.H.) Corp.	694,589	10,835,588
Charter Communications Inc. Class A(1)	3,014,926	3,406,866
Citadel Broadcasting Corp.	281,837	2,508,349
CKX Inc.(1)	390,854	5,303,889
Courier Corp.	76,816	3,074,176
Cox Radio Inc. Class A(1)	345,121	4,976,645
Crown Media Holdings Inc.(1)(2)	118,574	488,525
Cumulus Media Inc. Class A(1)(2)	294,028	3,137,279
Emmis Communications Corp.(1)	251,402	3,931,927
Entercom Communications Corp.	244,329	6,391,647
Entravision Communications Corp.(1)	512,214	4,389,674
Fisher Communications Inc.(1)	58,107	2,448,048
Gemstar-TV Guide International Inc.(1)	1,897,617	6,679,612
Gray Television Inc.	327,943	1,898,790
Hollinger International Inc.	572,965	4,600,909
Journal Communications Inc. Class A	334,270	3,757,195
Journal Register Co.	302,803	2,713,115
Lee Enterprises Inc.	349,904	9,429,913
Lin TV Corp. Class A(1)	211,517	1,596,953
LodgeNet Entertainment Corp.(1)	126,873	2,366,181
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	193,243	3,229,091
Media General Inc. Class A	168,662	7,065,251
Mediacom Communications Corp.(1)	423,914	2,640,984
Outdoor Channel Holdings Inc.(1)	100,062	1,032,640
Playboy Enterprises Inc. Class B(1)	162,740	1,624,145
Primedia Inc.(1)	1,518,459	2,778,780
Private Media Group Inc.(1)	192,761	857,786
Radio One Inc. Class D(1)	584,811	4,327,601
Readers Digest Association Inc. (The)	737,547	10,296,156
Salem Communications Corp. Class A(1)	76,381	993,717
Scholastic Corp.(1)	268,020	6,960,479
Sinclair Broadcast Group Inc. Class A	347,880	2,977,853
Spanish Broadcasting System Inc. Class A(1)	341,154	1,743,297
Value Line Inc.	10,535	449,845
Westwood One Inc.	536,954	4,027,155
World Wrestling Entertainment Inc.	163,362	2,759,184

		140,690,355

METAL FABRICATE & HARDWARE—0.85%
Ampco-Pittsburgh Corp.	55,006	1,575,922
Castle (A.M.) & Co.	76,552	2,468,802
CIRCOR International Inc.	121,930	3,717,646
Dynamic Materials Corp.	90,416	3,049,732
Foster (L.B.) Co. Class A(1)	77,764	1,887,332
Kaydon Corp.	215,467	8,039,074
Ladish Co. Inc.(1)	107,304	4,020,681
Lawson Products Inc.	33,755	1,330,622
Mueller Industries Inc.	281,624	9,302,041
Mueller Water Porducts Inc. Class A(1)	192,014	3,342,964
NN Inc.	131,972	1,629,854
NS Group Inc.(1)(2)	171,520	9,447,322
Quanex Corp.	288,950	12,445,077
RBC Bearings Inc.(1)	156,640	3,555,728
Valmont Industries Inc.	138,123	6,421,338
Worthington Industries Inc.	553,676	11,599,512

		83,833,647
MINING—0.62%
AMCOL International Corp.	167,932	4,425,008
Brush Engineered Materials Inc.(1)	148,549	3,097,247
Century Aluminum Co.(1)	176,676	6,305,566
Coeur d'Alene Mines Corp.(1)	2,126,374	10,227,859
Compass Minerals International Inc.	244,774	6,107,111
Hecla Mining Co.(1)	911,733	4,786,598
Royal Gold Inc.(2)	148,714	4,137,223
RTI International Metals Inc.(1)	173,958	9,713,815
Stillwater Mining Co.(1)	316,201	4,009,429
USEC Inc.	664,656	7,876,174

		60,686,030
OFFICE & BUSINESS EQUIPMENT—0.18%
Global Imaging Systems Inc.(1)	178,627	7,373,723
IKON Office Solutions Inc.	840,410	10,589,166

		17,962,889
OFFICE FURNISHINGS—0.22%
CompX International Inc.	11,841	211,954
Herman Miller Inc.	507,280	13,072,606
Interface Inc. Class A(1)	365,734	4,187,654
Knoll Inc.	253,482	4,653,930

		22,126,144
OIL & GAS—3.03%
Alon USA Energy Inc.	91,665	2,884,698
Arena Resources Inc.(1)	82,397	2,825,393
Atlas America Inc.(1)	132,615	5,942,478
ATP Oil & Gas Corp.(1)	154,285	6,469,170
Atwood Oceanics Inc.(1)	206,558	10,245,277
Aurora Oil & Gas Corp.(1)	509,252	2,037,008
Berry Petroleum Co. Class A	269,991	8,950,202
Bill Barrett Corp.(1)	217,714	6,446,512
Bois d'Arc Energy LLC(1)	128,886	2,122,752
Brigham Exploration Co.(1)	293,418	2,320,936
Bronco Drilling Co. Inc.(1)	104,197	2,176,675
Callon Petroleum Co.(1)	155,027	2,998,222
Carrizo Oil & Gas Inc.(1)	159,788	5,002,962
Clayton Williams Energy Inc.(1)	40,764	1,407,989
Complete Production Services Inc.(1)	198,927	4,702,634

Comstock Resources Inc.(1)	328,477	9,808,323
Crosstex Energy Inc.	66,960	6,366,557
Delek US Holdings Inc.(1)	79,037	1,201,362
Delta Petroleum Corp.(1)	404,801	6,934,241
Edge Petroleum Corp.(1)	132,666	2,650,667
Encore Acquisition Co.(1)	404,221	10,845,249
Energy Partners Ltd.(1)	292,848	5,549,470
EXCO Resources Inc.(1)	397,444	4,530,862
Exploration Company of Delaware (The)(1)	223,139	2,378,662
Gasco Energy Inc.(1)(2)	561,773	2,499,890
GeoGlobal Resources Inc.(1)	229,021	1,119,913
Giant Industries Inc.(1)	112,309	7,474,164
GMX Resources Inc.(1)	61,187	1,891,902
Goodrich Petroleum Corp.(1)(2)	95,831	2,720,642
Grey Wolf Inc.(1)	1,487,556	11,454,181
Gulfport Energy Corp.(1)	98,626	1,088,831
Harvest Natural Resources Inc.(1)	284,006	3,845,441
Houston Exploration Co.(1)	222,735	13,629,155
KCS Energy Inc.(1)	386,283	11,472,605
Mariner Energy Inc.(1)	559,843	10,284,316
McMoRan Exploration Co.(1)(2)	186,859	3,288,718
Meridian Resource Corp. (The)(1)	664,620	2,326,170
Parallel Petroleum Corp.(1)	267,138	6,600,980
Parker Drilling Co.(1)	826,930	5,937,357
Penn Virginia Corp.	142,843	9,981,869
PetroCorp Inc. Escrow(3)	26,106	0
Petrohawk Energy Corp.(1)	449,805	5,667,543
Petroleum Development Corp.(1)	124,310	4,686,487
PetroQuest Energy Inc.(1)	313,494	3,849,706
Pioneer Drilling Co.(1)	316,517	4,887,022
PrimeEnergy Corp.(1)	5,617	432,228
Quest Resource Corp.(1)	149,321	2,023,300
RAM Energy Resources Inc.(1)	159,587	912,838
Remington Oil & Gas Corp.(1)	120,589	5,302,298
Rosetta Resources Inc.(1)(2)	386,578	6,424,926
Stone Energy Corp.(1)	208,829	9,720,990
Sulphco Inc.(1)	266,460	1,907,854
Swift Energy Co.(1)	222,953	9,571,372
Toreador Resources Corp.(1)(2)	92,870	2,612,433
Transmeridian Exploration Inc.(1)	529,827	3,020,014
VAALCO Energy Inc.(1)	440,693	4,301,164
Warren Resources Inc.(1)	407,913	5,857,631
Western Refining Inc.	177,038	3,820,480
Whiting Petroleum Corp.(1)(2)	283,042	11,850,969

		299,263,690
OIL & GAS SERVICES—1.84%
Allis-Chalmers Energy Inc.(1)	104,726	1,423,226
Basic Energy Services Inc.(1)	95,883	2,931,143
CARBO Ceramics Inc.	153,653	7,548,972
Dawson Geophysical Co.(1)	57,672	1,774,567
Dril-Quip Inc.(1)	84,903	6,999,403
Gulf Island Fabrication Inc.	91,810	1,839,872
Hanover Compressor Co.(1)	782,205	14,689,810
Hercules Offshore Inc.(1)	154,783	5,417,405
Hornbeck Offshore Services Inc.(1)	187,662	6,665,754
Hydril Co. LP(1)	135,923	10,672,674
Input/Output Inc.(1)(2)	539,367	5,097,018
Lone Star Technologies Inc.(1)	235,032	12,696,429
Lufkin Industries Inc.	113,112	6,722,246
MarkWest Hydrocarbon Inc.	47,489	1,175,353
Matrix Service Co.(1)	159,602	1,825,847
Maverick Tube Corp.(1)	282,990	17,882,138

Metretek Technologies Inc.(1)	120,416	2,068,747
NATCO Group Inc. Class A(1)	112,175	4,509,435
Newpark Resources Inc.(1)	683,521	4,203,654
Oil States International Inc.(1)	378,373	12,970,626
RPC Inc.	162,946	3,956,329
Superior Well Services Inc.(1)	83,190	2,071,431
T-3 Energy Services Inc.(1)	10,960	213,501
Trico Marine Services Inc.(1)	90,738	3,085,092
Union Drilling Inc.(1)	102,417	1,521,917
Universal Compression Holdings Inc.(1)	230,868	14,537,758
Veritas DGC Inc.(1)	272,243	14,042,294
Warrior Energy Service Corp.(1)	74,108	1,803,048
W-H Energy Services Inc.(1)	225,515	11,462,927

		181,808,616
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(1)	54,851	1,833,120
Chesapeake Corp.	151,583	2,487,477
Graphic Packaging Corp.(1)	578,914	2,194,084
Greif Inc. Class A	126,282	9,466,099
Silgan Holdings Inc.	178,316	6,599,475

		22,580,255
PHARMACEUTICALS—3.36%
ACADIA Pharmaceuticals Inc.(1)	184,995	1,561,358
Adams Respiratory Therapeutics Inc.(1)	231,868	10,345,950
Adolor Corp.(1)	346,419	8,663,939
Akorn Inc.(1)	340,895	1,356,762
Alkermes Inc.(1)	672,914	12,731,533
Alnylam Pharmaceuticals Inc.(1)	244,820	3,691,886
Alpharma Inc. Class A	324,873	7,809,947
Altus Pharmaceuticals Inc.(1)	56,947	1,050,672
Anadys Pharmaceuticals Inc.(1)	217,703	635,693
Andrx Corp.(1)	564,760	13,096,784
Array BioPharma Inc.(1)	298,378	2,566,051
AtheroGenics Inc.(1)(2)	301,215	3,930,856
Auxilium Pharmaceuticals Inc.(1)	165,659	1,288,827
AVANIR Pharmaceuticals Class A(1)(2)	242,346	1,657,647
AVI BioPharma Inc.(1)	383,819	1,439,321
Bentley Pharmaceuticals Inc.(1)(2)	147,932	1,621,335
Bioenvision Inc.(1)	275,526	1,468,554
BioMarin Pharmaceutical Inc.(1)	652,940	9,382,748
Bradley Pharmaceuticals Inc.(1)	110,918	1,131,364
Caraco Pharmaceutical Laboratories Ltd.(1)	74,512	681,785
CombinatoRX Inc.(1)	188,009	1,652,599
Connetics Corp.(1)	261,770	3,078,415
Conor Medsystems Inc.(1)	206,884	5,707,930
Cubist Pharmaceuticals Inc.(1)(2)	415,569	10,464,027
CV Therapeutics Inc.(1)(2)	344,546	4,813,308
Cypress Bioscience Inc.(1)	245,147	1,505,203
Dendreon Corp.(1)	544,963	2,637,621
Depomed Inc.(1)	281,210	1,650,703
Durect Corp.(1)	424,520	1,642,892
Emisphere Technologies Inc.(1)	182,070	1,553,057
Genta Inc.(1)	1,022,361	1,676,672
HealthExtras Inc.(1)	207,386	6,267,205
Hi-Tech Pharmacal Co. Inc.(1)	76,930	1,274,730
Idenix Pharmaceuticals Inc.(1)(2)	189,240	1,778,856
I-Flow Corp.(1)	178,917	1,935,882
Indevus Pharmaceuticals Inc.(1)	364,037	1,991,282
Isis Pharmaceuticals Inc.(1)	557,191	3,371,006
K-V Pharmaceutical Co. Class A(1)	295,561	5,515,168
Mannatech Inc.(2)	124,875	1,574,674

MannKind Corp.(1)	171,090	3,645,928
Medarex Inc.(1)	934,394	8,979,526
Medicines Co. (The)(1)	383,187	7,491,306
Medicis Pharmaceutical Corp. Class A	416,263	9,990,312
MGI Pharma Inc.(1)	597,587	12,848,121
Nabi Biopharmaceuticals(1)	459,330	2,636,554
Nastech Pharmaceutical Co. Inc.(1)	165,784	2,619,387
NBTY Inc.(1)	421,875	10,087,031
Neurocrine Biosciences Inc.(1)	288,783	3,061,100
New River Pharmaceuticals Inc.(1)(2)	121,282	3,456,537
Noven Pharmaceuticals Inc.(1)	181,361	3,246,362
NPS Pharmaceuticals Inc.(1)	352,591	1,720,644
Nuvelo Inc.(1)	396,414	6,600,293
Onyx Pharmaceuticals Inc.(1)	316,755	5,330,987
OSI Pharmaceuticals Inc.(1)	435,288	14,347,092
Pain Therapeutics Inc.(1)	272,196	2,272,837
Par Pharmaceutical Companies Inc.(1)	267,823	4,944,013
Penwest Pharmaceuticals Co.(1)	174,321	3,805,427
Perrigo Co.	594,475	9,571,048
PetMed Express Inc.(1)	143,455	1,573,701
Pharmion Corp.(1)	184,731	3,145,969
POZEN Inc.(1)	192,160	1,352,806
Progenics Pharmaceuticals Inc.(1)	170,531	4,102,976
Renovis Inc.(1)	166,131	2,543,466
Rigel Pharmaceuticals Inc.(1)	190,053	1,849,216
Salix Pharmaceuticals Ltd.(1)	355,707	4,375,196
Santarus Inc.(1)	351,969	2,340,594
Sciele Pharma Inc.(1)	222,865	5,168,239
Somaxon Pharmaceuticals Inc.(1)	38,341	598,503
Tanox Inc.(1)	186,496	2,579,240
Tiens Biotech Group (USA) Inc.(1)	26,998	115,551
Trimeris Inc.(1)	135,166	1,553,057
United Therapeutics Inc.(1)	179,901	10,392,881
USANA Health Sciences Inc.(1)(2)	71,660	2,715,914
Valeant Pharmaceuticals International	710,161	12,015,924
ViroPharma Inc.(1)	524,266	4,519,173
XenoPort Inc.(1)	154,062	2,790,063
Zymogenetics Inc.(1)	286,791	5,440,425

		332,031,641
PIPELINES—0.04%
TransMontaigne Inc.(1)	341,615	3,829,504

		3,829,504
REAL ESTATE—0.20%
Avatar Holdings Inc.(1)(2)	44,258	2,521,378
California Coastal Communities Inc.(1)	77,138	2,468,416
Consolidated-Tomoka Land Co.	43,615	2,404,931
HouseValues Inc.(1)(2)	109,995	762,265
Resource Capital Corp.	30,539	393,037
Tarragon Corp.	103,788	1,437,464
Trammell Crow Co.(1)	275,733	9,697,530

		19,685,021
REAL ESTATE INVESTMENT TRUSTS—6.66%
Aames Investment Corp.	361,107	1,801,924
Acadia Realty Trust	242,818	5,742,646
Affordable Residential Communities Inc.(1)	261,402	2,810,072
Agree Realty Corp.	58,599	1,990,608
Alexander’s Inc.(1)	15,748	4,279,676
Alexandria Real Estate Equities Inc.	174,035	15,433,424
American Campus Communities Inc.	131,807	3,275,404
American Financial Realty Trust	991,154	9,594,371

American Home Mortgage Investment Corp.	336,843	12,416,033
Anthracite Capital Inc.	436,055	5,302,429
Anworth Mortgage Asset Corp.	347,061	2,880,606
Arbor Realty Trust Inc.	90,924	2,277,646
Ashford Hospitality Trust Inc.	369,857	4,667,595
BioMed Realty Trust Inc.	427,192	12,790,128
Capital Lease Funding Inc.	253,699	2,894,706
Capital Trust Inc. Class A	74,896	2,667,796
Cedar Shopping Centers Inc.	233,545	3,437,782
CentraCore Properties Trust	84,566	2,093,009
Corporate Office Properties Trust	255,449	10,749,294
Cousins Properties Inc.	292,677	9,052,500
Crescent Real Estate Equities Co.	603,178	11,194,984
Deerfield Triarc Capital Corp.	394,779	5,124,231
DiamondRock Hospitality Co.	490,382	7,262,557
Digital Realty Trust Inc.	140,649	3,472,624
EastGroup Properties Inc.	170,080	7,939,334
Education Realty Trust Inc.	201,733	3,358,854
Entertainment Properties Trust	201,950	8,693,948
Equity Inns Inc.	416,761	6,901,562
Equity Lifestyle Properties Inc.	148,642	6,514,979
Equity One Inc.	291,890	6,100,501
Extra Space Storage Inc.	355,609	5,775,090
FelCor Lodging Trust Inc.	465,734	10,125,057
Fieldstone Investment Corp.	371,481	3,402,766
First Industrial Realty Trust Inc.	342,123	12,980,147
First Potomac Realty Trust	156,879	4,673,425
Franklin Street Properties Corp.	377,373	7,426,701
Getty Realty Corp.	134,488	3,824,839
Glenborough Realty Trust Inc.	245,930	5,297,332
Glimcher Realty Trust(2)	280,506	6,959,354
GMH Communities Trust	303,477	3,999,827
Gramercy Capital Corp.	126,365	3,272,854
Healthcare Realty Trust Inc.	365,926	11,654,743
Heritage Property Investment Trust Inc.	215,747	7,533,885
Hersha Hospitality Trust	212,884	1,977,692
Highland Hospitality Corp.	456,985	6,434,349
Highwoods Properties Inc.	413,405	14,956,993
Home Properties Inc.	264,125	14,661,579
HomeBanc Corp.	433,036	3,438,306
Impac Mortgage Holdings Inc.	581,922	6,505,888
Inland Real Estate Corp.	517,483	7,700,147
Innkeepers USA Trust	330,438	5,709,969
Investors Real Estate Trust	355,920	3,213,958
JER Investors Trust Inc.	196,204	3,050,972
Kite Realty Group Trust	218,320	3,403,609
KKR Financial Corp.	614,667	12,791,220
LaSalle Hotel Properties	305,661	14,152,104
Lexington Corporate Properties Trust	404,615	8,739,684
LTC Properties Inc.	178,834	3,996,940
Luminent Mortgage Capital Inc.	299,915	2,777,213
Maguire Properties Inc.	289,566	10,184,036
Medical Properties Trust Inc.	306,205	3,380,503
MFA Mortgage Investments Inc.	605,886	4,168,496
Mid-America Apartment Communities Inc.	181,070	10,094,653
Mills Corp.	432,835	11,578,336
MortgageIT Holdings Inc.	222,705	2,685,822
National Health Investors Inc.	179,840	4,835,898
National Retail Properties Inc.	443,007	8,837,990
Nationwide Health Properties Inc.	572,136	12,878,781
Newcastle Investment Corp.	336,407	8,517,825
Newkirk Realty Trust Inc.	148,388	2,576,016
NorthStar Realty Finance Corp.	323,201	3,881,644

NovaStar Financial Inc.(2)	251,049	7,935,659
Omega Healthcare Investors Inc.	443,592	5,864,286
Parkway Properties Inc.	108,158	4,921,189
Pennsylvania Real Estate Investment Trust	280,542	11,325,481
Post Properties Inc.	328,073	14,874,830
PS Business Parks Inc.	121,836	7,188,324
RAIT Investment Trust	213,039	6,220,739
Ramco-Gershenson Properties Trust	129,068	3,475,801
Realty Income Corp.	635,846	13,925,027
Redwood Trust Inc.	148,554	7,253,892
Republic Property Trust	198,969	1,965,814
Saul Centers Inc.	83,413	3,401,582
Saxon Capital Inc.	382,902	4,380,399
Senior Housing Properties Trust	488,483	8,748,731
Sizeler Property Investors Inc.	132,221	2,123,469
Sovran Self Storage Inc.	135,333	6,873,563
Spirit Finance Corp.	625,860	7,047,184
Strategic Hotels & Resorts Inc.	559,563	11,605,337
Sun Communities Inc.	138,066	4,491,287
Sunstone Hotel Investors Inc.	443,281	12,881,746
Tanger Factory Outlet Centers Inc.	236,869	7,667,450
Trustreet Properties Inc.	516,102	6,807,385
Universal Health Realty Income Trust	90,380	2,833,413
Urstadt Biddle Properties Inc. Class A	161,833	2,636,260
U-Store-It Trust	359,062	6,771,909
Washington Real Estate Investment Trust	322,591	11,839,090
Windrose Medical Properties Trust	156,143	2,279,688
Winston Hotels Inc.	202,033	2,474,904
Winthrop Realty Trust Inc.	184,540	1,096,168

		657,688,473
RETAIL—6.19%
AC Moore Arts & Crafts Inc.(1)	118,880	1,938,933
Aeropostale Inc.(1)	416,703	12,038,550
AFC Enterprises Inc.(1)	196,168	2,501,142
America’s Car-Mart Inc.(1)(2)	70,914	1,440,263
Applebee’s International Inc.	567,950	10,915,999
Asbury Automotive Group Inc.(1)	93,761	1,963,355
Bebe Stores Inc.	181,107	2,792,670
Big 5 Sporting Goods Corp.	173,647	3,386,117
Big Lots Inc.(1)	864,213	14,760,758
BJ’s Restaurants Inc.(1)	105,467	2,356,133
Blockbuster Inc. Class A(1)(2)	1,458,110	7,261,388
Bob Evans Farms Inc.	274,665	8,242,697
Bon-Ton Stores Inc. (The)	50,471	1,104,305
Books-A-Million Inc.	108,071	1,802,624
Borders Group Inc.	495,434	9,145,712
Brown Shoe Co. Inc.	217,087	7,398,325
Buckle Inc. (The)	74,072	3,101,395
Buffalo Wild Wings Inc.(1)	55,871	2,140,418
Build-A-Bear Workshop Inc.(1)(2)	112,719	2,424,586
Cabela’s Inc. Class A(1)(2)	244,965	4,718,026
Cache Inc.(1)	93,611	1,623,215
California Pizza Kitchen Inc.(1)	151,511	4,163,522
Casey’s General Store Inc.	385,381	9,638,379
Cash America International Inc.	226,267	7,240,544
Casual Male Retail Group Inc.(1)	234,788	2,359,619
Cato Corp. Class A	233,845	6,044,893
CBRL Group Inc.	236,636	8,026,693
CEC Entertainment Inc.(1)	254,260	8,166,831
Charlotte Russe Holding Inc.(1)	117,880	2,822,047
Charming Shoppes Inc.(1)	936,236	10,523,293
Children’s Place Retail Stores Inc. (The)(1)	173,082	10,393,574

Chipotle Mexican Grill Inc. Class A(1)	60,354	3,678,576
Christopher & Banks Corp.	278,974	8,090,246
Citi Trends Inc.(1)	48,700	2,079,003
CKE Restaurants Inc.(2)	457,576	7,600,337
Conn’s Inc.(1)	59,965	1,592,071
Cosi Inc.(1)	262,464	1,635,151
Cost Plus Inc.(1)	168,548	2,470,914
CSK Auto Corp.(1)	335,418	4,014,953
Deb Shops Inc.	38,268	922,641
dELiA*s Inc.(1)	162,828	1,315,650
Denny’s Corp.(1)	703,370	2,595,435
Domino’s Pizza Inc.	289,685	7,166,807
Dress Barn Inc.(1)	352,093	8,925,558
DSW Inc. Class A(1)(2)	123,901	4,512,474
EZCORP Inc.(1)	90,566	3,413,433
Finish Line Inc. (The)	325,520	3,850,902
First Cash Inc.(1)	212,983	4,206,414
Fred’s Inc.	305,453	4,077,798
Genesco Inc.(1)	178,435	6,043,593
Group 1 Automotive Inc.	190,032	10,706,403
Guitar Center Inc.(1)	200,987	8,937,892
Haverty Furniture Companies Inc.	172,683	2,709,396
Hibbet Sporting Goods Inc.(1)	275,148	6,576,037
Hot Topic Inc.(1)	338,110	3,891,646
IHOP Corp.	140,525	6,756,442
Insight Enterprises Inc.(1)	369,188	7,033,031
Jack in the Box Inc.(1)	270,255	10,593,996
Jo-Ann Stores Inc.(1)(2)	184,141	2,697,666
Jos. A. Bank Clothiers Inc.(1)	137,693	3,299,124
Kenneth Cole Productions Inc. Class A	69,751	1,557,540
Krispy Kreme Doughnuts Inc.(1)(2)	419,634	3,415,821
Landry’s Restaurants Inc.	124,818	4,050,344
Lithia Motors Inc. Class A(2)	121,127	3,672,571
Lone Star Steakhouse & Saloon Inc.	126,982	3,330,738
Longs Drug Stores Corp.	243,103	11,090,359
Luby’s Inc.(1)	163,392	1,704,179
MarineMax Inc.(1)	126,282	3,312,377
McCormick & Schmick’s Seafood Restaurants Inc.(1)	91,022	2,166,324
Men’s Wearhouse Inc. (The)	364,110	11,032,533
Morton’s Restaurant Group Inc.(1)	76,723	1,175,396
Movado Group Inc.	135,198	3,102,794
New York & Co. Inc.(1)	163,253	1,594,982
99 Cents Only Stores(1)	361,496	3,781,248
Nu Skin Enterprises Inc. Class A	440,631	6,543,370
O’Charley’s Inc.(1)	176,547	3,001,299
P.F. Chang’s China Bistro Inc.(1)(2)	203,176	7,724,752
Pacific Sunwear of California Inc.(1)	556,767	9,982,832
Pantry Inc. (The)(1)	173,492	9,982,730
Papa John’s International Inc.(1)	186,605	6,195,286
Payless ShoeSource Inc.(1)	509,283	13,837,219
Pep Boys-Manny, Moe & Jack Inc.	415,222	4,870,554
PETCO Animal Supplies Inc.(1)	443,576	9,062,258
Pier 1 Imports Inc.	666,317	4,650,893
PriceSmart Inc.(1)	60,773	608,945
Rare Hospitality International Inc.(1)	259,187	7,454,218
Red Robin Gourmet Burgers Inc.(1)(2)	126,531	5,385,159
Regis Corp.	349,464	12,444,413
Restoration Hardware Inc.(1)	226,096	1,623,369
Retail Ventures Inc.(1)(2)	154,239	2,748,539
Ruby Tuesday Inc.(2)	451,606	11,023,702
Rush Enterprises Inc. Class A(1)	167,175	3,037,570
Ruth’s Chris Steak House Inc.(1)	133,055	2,716,983

Ryan’s Restaurant Group Inc.(1)	322,559	3,841,678
School Specialty Inc.(1)	175,785	5,598,752
Select Comfort Corp.(1)(2)	411,397	9,449,789
Shoe Carnival Inc.(1)	63,817	1,522,674
Smart & Final Inc.(1)	105,544	1,777,361
Sonic Automotive Inc.	230,822	5,119,632
Sonic Corp.(1)	656,202	13,642,440
Sportsman’s Guide Inc. (The)(1)	55,746	1,700,253
Stage Stores Inc.	203,674	6,721,242
Steak n Shake Co. (The)(1)	215,214	3,258,340
Stein Mart Inc.	200,666	2,969,857
Syms Corp.(1)	49,735	915,124
Systemax Inc.(1)	73,999	577,192
Talbots Inc. (The)	171,691	3,167,699
Texas Roadhouse Inc. Class A(1)	399,013	5,394,656
Too Inc.(1)	256,760	9,857,016
Triarc Companies Inc. Class B	470,891	7,360,026
Tuesday Morning Corp.(2)	229,016	3,011,560
Under Armour Inc. Class A(1)(2)	159,260	6,787,661
West Marine Inc.(1)(2)	109,809	1,480,225
Wet Seal Inc. Class A(1)	517,447	2,525,141
World Fuel Services Corp.	210,146	9,601,571
Zale Corp.(1)	366,382	8,826,142
Zumiez Inc.(1)	110,254	4,142,243

		610,959,166
SAVINGS & LOANS—2.00%
Abington Community Bancorp Inc.	52,987	793,745
Anchor BanCorp Wisconsin Inc.	149,181	4,500,791
BankAtlantic Bancorp Inc. Class A	361,024	5,357,596
BankUnited Financial Corp. Class A	239,566	7,311,554
Berkshire Hills Bancorp Inc.	65,940	2,339,551
BFC Financial Corp. Class A(1)	124,249	859,803
Brookline Bancorp Inc.	471,087	6,486,868
Charter Financial Corp.	30,327	1,196,703
Citizens First Bancorp Inc.	64,086	1,711,737
Clifton Savings Bancorp Inc.	101,941	1,104,021
Commercial Capital Bancorp Inc.	372,051	5,859,803
Dime Community Bancshares	190,908	2,590,622
Downey Financial Corp.	160,514	10,890,875
Fidelity Bankshares Inc.	192,657	6,130,346
First Financial Holdings Inc.	91,639	2,932,448
First Niagara Financial Group Inc.	850,500	11,924,010
First Place Financial Corp.	115,758	2,663,592
FirstFed Financial Corp.(1)	126,920	7,319,476
Flag Financial Corp.	107,537	2,091,595
Flagstar Bancorp Inc.	310,687	4,958,565
Flushing Financial Corp.	129,964	2,334,153
Franklin Bank Corp. (Texas)(1)	179,068	3,615,383
Harbor Florida Bancshares Inc.(2)	160,203	5,949,939
Home Federal Bancorp Inc.	47,303	646,159
Horizon Financial Corp.	75,274	2,064,766
Investors Bancorp Inc.(1)	406,881	5,513,238
ITLA Capital Corp.	42,085	2,212,829
Kearny Financial Corp.	167,284	2,475,803
KNBT Bancorp Inc.	221,163	3,653,613
MAF Bancorp Inc.	256,987	11,009,323
NASB Financial Inc.	30,316	1,023,771
NewAlliance Bancshares Inc.	842,419	12,055,016
Northwest Bancorp Inc.	143,015	3,789,898
OceanFirst Financial Corp.	66,530	1,478,297
Partners Trust Financial Group Inc.	363,877	4,151,837
PennFed Financial Services Inc.	73,585	1,372,360

PFF Bancorp Inc.	187,351	6,212,559
Provident Financial Services Inc.	518,291	9,303,323
Provident New York Bancorp	324,702	4,292,560
Rockville Financial Inc.(1)(2)	66,644	981,000
Sound Federal Bancorp Inc.	82,397	1,713,034
Sterling Financial Corp. (Washington)	267,921	8,174,270
TierOne Corp.	138,450	4,675,457
United Community Financial Corp.	207,174	2,486,088
Wauwatosa Holdings Inc.(1)(2)	79,907	1,363,213
Westfield Financial Inc.	29,705	861,445
Willow Grove Bancorp Inc.	113,605	1,807,456
WSFS Financial Corp.	44,834	2,755,049

		196,995,540
SEMICONDUCTORS—3.33%
Actel Corp.(1)	197,948	2,840,554
ADE Corp.(1)	79,845	2,594,164
Advanced Analogic Technologies Inc.(1)	281,184	2,946,808
AMIS Holdings Inc.(1)	333,192	3,331,920
Amkor Technology Inc.(1)	782,469	7,402,157
ANADIGICS Inc.(1)	360,926	2,425,423
Applied Micro Circuits Corp.(1)	2,259,662	6,168,877
Asyst Technologies Inc.(1)	370,116	2,786,973
ATMI Inc.(1)	286,413	7,051,488
Axcelis Technologies Inc.(1)	772,125	4,555,538
Bookham Inc.(1)	443,520	1,490,227
Brooks Automation Inc.(1)	570,693	6,734,177
Cabot Microelectronics Corp.(1)(2)	184,969	5,606,410
Cirrus Logic Inc.(1)	669,134	5,446,751
Cohu Inc.	172,839	3,033,324
Conexant Systems Inc.(1)	3,676,020	9,190,050
Credence Systems Corp.(1)	763,853	2,673,486
Diodes Inc.(1)	151,272	6,268,712
DSP Group Inc.(1)	231,594	5,755,111
EMCORE Corp.(1)(2)	311,169	2,987,222
Emulex Corp.(1)	644,979	10,493,808
Entegris Inc.(1)	1,052,320	10,028,610
Exar Corp.(1)	238,991	3,171,411
FormFactor Inc.(1)	350,074	15,623,803
Genesis Microchip Inc.(1)(2)	270,934	3,131,997
Hittite Microwave Corp.(1)	99,310	3,591,050
Ikanos Communications Inc.(1)	157,050	2,385,590
IXYS Corp.(1)	208,514	2,001,734
Kopin Corp.(1)	523,049	1,888,207
Kulicke & Soffa Industries Inc.(1)	434,392	3,218,845
Lattice Semiconductor Corp.(1)	873,055	5,395,480
LTX Corp.(1)	471,724	3,306,785
Mattson Technology Inc.(1)	401,523	3,922,880
Micrel Inc.(1)	556,005	5,565,610
Microsemi Corp.(1)	540,677	13,181,705
Microtune Inc.(1)	404,780	2,533,923
Mindspeed Technologies Inc.(1)	842,724	2,030,965
MIPS Technologies Inc. Class A(1)	332,892	2,020,654
MKS Instruments Inc.(1)	278,306	5,599,517
Monolithic Power Systems Inc.(1)	167,372	1,980,011
MoSys Inc.(1)	172,818	1,351,437
NetLogic Microsystems Inc.(1)(2)	121,635	3,922,729
Nextest Systems Corp.(1)	46,308	750,653
OmniVision Technologies Inc.(1)(2)	407,347	8,603,169
ON Semiconductor Corp.(1)	1,164,708	6,848,483
Pericom Semiconductor Corp.(1)	201,303	1,670,815
Photronics Inc.(1)	316,672	4,686,746
PLX Technology Inc.(1)	190,919	2,333,030

PortalPlayer Inc.(1)(2)	189,270	1,856,739
Power Integrations Inc.(1)	225,987	3,950,253
Rudolph Technologies Inc.(1)	187,133	2,713,429
Semitool Inc.(1)	168,098	1,516,244
Semtech Corp.(1)	553,174	7,993,364
Silicon Image Inc.(1)	623,105	6,717,072
SiRF Technology Holdings Inc.(1)	393,120	12,666,326
Skyworks Solutions Inc.(1)	1,226,620	6,758,676
Staktek Holdings Inc.(1)	91,147	442,974
Standard Microsystems Corp.(1)	170,023	3,711,602
Supertex Inc.(1)	91,478	3,653,631
Tessera Technologies Inc.(1)	352,922	9,705,355
Transmeta Corp.(1)	1,495,856	2,423,287
TranSwitch Corp.(1)	972,362	2,051,684
TriQuint Semiconductor Inc.(1)	1,068,617	4,766,032
Ultratech Inc.(1)(2)	182,578	2,873,778
Varian Semiconductor Equipment Associates Inc.(1)	437,877	14,279,169
Veeco Instruments Inc.(1)	231,396	5,516,481
Virage Logic Corp.(1)	118,642	1,114,048
Volterra Semiconductor Corp.(1)	143,186	2,185,018
Zoran Corp.(1)	374,826	9,123,265

		328,547,446
SOFTWARE—3.55%
Actuate Corp.(1)	430,676	1,739,931
Advent Software Inc.(1)	167,518	6,042,374
Allscripts Healthcare Solutions Inc.(1)(2)	353,565	6,205,066
Altiris Inc.(1)	179,062	3,230,278
American Reprographics Co.(1)	199,300	7,224,625
ANSYS Inc.(1)	251,629	12,032,899
Aspen Technology Inc.(1)	346,305	4,543,522
Avid Technology Inc.(1)	322,860	10,760,924
Blackbaud Inc.	333,793	7,577,101
Blackboard Inc.(1)	212,102	6,142,474
Borland Software Corp.(1)	595,066	3,141,948
Bottomline Technologies Inc.(1)	156,993	1,277,923
Computer Programs & Systems Inc.	71,583	2,860,457
Concur Technologies Inc.(1)	245,520	3,798,194
Convera Corp.(1)	214,954	1,444,491
Covad Communications Group Inc.(1)	2,239,807	4,502,012
CSG Systems International Inc.(1)	364,514	9,018,076
Dendrite International Inc.(1)	285,630	2,639,221
Digi International Inc.(1)	176,692	2,213,951
Eclipsys Corp.(1)	346,263	6,288,136
eFunds Corp.(1)	355,661	7,842,325
Emageon Inc.(1)	160,068	2,335,392
Epicor Software Corp.(1)	419,203	4,414,208
EPIQ Systems Inc.(1)	113,683	1,891,685
FalconStor Software Inc.(1)	283,364	1,975,047
FileNET Corp.(1)	322,320	8,680,078
Hyperion Solutions Corp.(1)	453,697	12,522,037
Infocrossing Inc.(1)(2)	130,140	1,503,117
Informatica Corp.(1)	658,806	8,669,887
infoUSA Inc.	256,707	2,646,649
InPhonic Inc.(1)(2)	182,324	1,148,641
Inter-Tel Inc.	160,669	3,383,689
INVESTools Inc.(1)	345,286	2,741,571
JDA Software Group Inc.(1)	223,134	3,130,570
Keane Inc.(1)	330,531	4,131,638
Lawson Software Inc.(1)	951,214	6,373,134
ManTech International Corp. Class A(1)	137,755	4,251,119
MapInfo Corp.(1)	162,620	2,122,191

MicroStrategy Inc. Class A(1)	76,879	7,497,240
Midway Games Inc.(1)(2)	273,072	2,209,152
MRO Software Inc.(1)	154,275	3,096,299
Neoware Inc.(1)	151,485	1,861,751
NetIQ Corp.(1)	207,487	2,529,267
Nuance Communications Inc.(1)	960,806	9,665,708
Omnicell Inc.(1)	207,433	2,866,724
Open Solutions Inc.(1)	154,907	4,122,075
OPNET Technologies Inc.(1)	98,808	1,280,552
Packeteer Inc.(1)	265,230	3,007,708
Parametric Technology Corp.(1)	851,862	10,827,166
PDF Solutions Inc.(1)	160,644	1,993,592
Pegasystems Inc.	109,887	705,475
Per-Se Technologies Inc.(1)(2)	255,915	6,443,940
Phase Forward Inc.(1)	259,353	2,987,747
Progress Software Corp.(1)	314,162	7,354,532
QAD Inc.	116,359	901,782
Quality Systems Inc.(2)	125,899	4,635,601
Quest Software Inc.(1)	512,540	7,196,062
Renaissance Learning Inc.	60,239	816,238
Safeguard Scientifics Inc.(1)	919,441	1,985,993
Schawk Inc.	118,336	2,070,880
Smith Micro Software Inc.(1)	153,871	2,465,013
SPSS Inc.(1)	148,223	4,763,887
SSA Global Technologies Inc.(1)	79,876	1,547,997
Sybase Inc.(1)	688,543	13,357,734
SYNNEX Corp.(1)	95,785	1,816,084
Take-Two Interactive Software Inc.(1)	547,484	5,836,179
Taleo Corp. Class A(1)	104,275	1,229,402
THQ Inc.(1)(2)	488,042	10,541,707
Transaction Systems Architects Inc. Class A(1)	286,184	11,931,011
Trident Microsystems Inc.(1)	437,203	8,298,113
Ulticom Inc.(1)	99,052	1,037,074
Ultimate Software Group Inc.(1)	182,485	3,496,413
VA Software Corp.(1)	476,958	1,850,597
Verint Systems Inc.(1)	101,764	2,970,491
Wind River Systems Inc.(1)	576,404	5,129,996
Witness Systems Inc.(1)	256,242	5,168,401

		349,942,164
STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc.(1)	269,753	7,892,973

		7,892,973
TELECOMMUNICATIONS—4.24%
Adaptec Inc.(1)	872,636	3,787,240
ADTRAN Inc.	524,053	11,754,509
Aeroflex Inc.(1)	575,373	6,714,603
Alaska Communications Systems Group Inc.	320,488	4,054,173
Anaren Inc.(1)	131,734	2,699,230
Andrew Corp.(1)	1,220,868	10,816,890
Anixter International Inc.	252,922	12,003,678
Arris Group Inc.(1)	817,993	10,732,068
Atheros Communications Inc.(1)	394,540	7,480,478
Atlantic Tele-Network Inc.	41,043	854,926
Avanex Corp.(1)	1,257,139	2,212,565
Black Box Corp.	134,094	5,139,823
Broadwing Corp.(1)	583,485	6,039,070
CalAmp Corp.(1)	178,229	1,584,456
Carrier Access Corp.(1)	159,255	1,317,039
Cbeyond Communications Inc.(1)(2)	126,184	2,752,073
C-COR Inc.(1)(2)	366,895	2,832,429
Centennial Communications Corp.	174,217	905,928

Cincinnati Bell Inc.(1)	1,889,168	7,745,589
Commonwealth Telephone Enterprises Inc.	163,377	5,417,581
CommScope Inc.(1)	443,711	13,941,400
Comtech Telecommunications Corp.(1)	174,067	5,094,941
Consolidated Communications Holdings Inc.	178,472	2,967,989
CPI International Inc.(1)	54,404	788,858
CT Communications Inc.	146,702	3,355,075
Ditech Networks Inc.(1)	247,569	2,158,802
Dobson Communications Corp. Class A(1)	1,135,744	8,779,301
EMS Technologies Inc.(1)	115,871	2,082,202
Eschelon Telecom Inc.(1)	71,515	1,106,337
Essex Corp.(1)	148,072	2,727,486
Extreme Networks Inc.(1)	911,795	3,793,067
FairPoint Communications Inc.	210,063	3,024,907
Finisar Corp.(1)(2)	1,741,252	5,693,894
First Avenue Networks Inc.(1)	418,085	4,548,765
Foundry Networks Inc.(1)	1,113,975	11,874,974
General Communication Inc. Class A(1)	408,565	5,033,521
Golden Telecom Inc.	167,295	4,240,928
Harmonic Inc.(1)	567,406	2,541,979
Hypercom Corp.(1)	410,407	3,837,305
I.D. Systems Inc.(1)	84,933	1,505,862
IDT Corp. Class B(1)(2)	405,924	5,597,692
InterDigital Communications Corp.(1)	416,372	14,535,547
Iowa Telecommunications Services Inc.	240,079	4,542,295
iPCS Inc.(1)	127,422	6,154,483
Ixia(1)	327,917	2,951,253
Lightbridge Inc.(1)	208,545	2,700,658
Loral Space & Communications Ltd.(1)	87,408	2,478,891
MasTec Inc.(1)	308,027	4,069,037
MRV Communications Inc.(1)(2)	955,925	2,972,927
NETGEAR Inc.(1)	253,503	5,488,340
Newport Corp.(1)	310,978	5,012,965
North Pittsburgh Systems Inc.	115,079	3,171,577
Novatel Wireless Inc.(1)	225,464	2,340,316
NTELOS Holdings Corp.(1)	115,426	1,667,906
Oplink Communications Inc.(1)	124,668	2,282,671
Optical Communication Products Inc.(1)	152,225	305,972
ParkerVision Inc.(1)	143,786	1,308,453
Pegasus Wireless Corp.(1)	413,695	3,698,433
Plantronics Inc.	360,091	7,997,621
Polycom Inc.(1)	667,162	14,624,191
Powerwave Technologies Inc.(1)(2)	857,433	7,819,789
Premiere Global Services Inc.(1)	553,085	4,175,792
Price Communications Corp.(1)	348,004	5,898,668
Radyne Corp.(1)	137,600	1,565,888
RCN Corp.(1)	222,927	5,557,570
RF Micro Devices Inc.(1)	1,463,582	8,737,585
SafeNet Inc.(1)	210,285	3,726,250
SAVVIS Inc.(1)	63,610	1,883,492
Shenandoah Telecommunications Co.	58,599	2,754,153
Sirenza Microdevices Inc.(1)	190,027	2,306,928
Sonus Networks Inc.(1)	1,931,424	9,560,549
Stratex Networks Inc.(1)	735,374	2,492,918
SureWest Communications	112,253	2,168,728
Sycamore Networks Inc.(1)	1,410,041	5,724,766
Symmetricom Inc.(1)	351,870	2,487,721
Syniverse Holdings Inc.(1)	181,003	2,660,744
Talk America Holdings Inc.(1)	232,319	1,438,055
Tekelec(1)	441,521	5,452,784
3Com Corp.(1)	2,994,170	15,330,150
Time Warner Telecom Inc. Class A(1)	581,990	8,642,552
UbiquiTel Inc.(1)	423,295	4,376,870

USA Mobility Inc.(2)	209,249	3,473,533
UTStarcom Inc.(1)	923,750	7,196,013
Valor Communications Group Inc.	316,248	3,621,040
Viasat Inc.(1)	168,916	4,337,763
Vonage Holdings Corp.(1)	239,520	2,057,477
Wireless Facilities Inc.(1)	437,240	1,202,410
Zhone Technologies Inc.(1)	848,413	1,730,763

		418,224,120
TEXTILES—0.08%
G&K Services Inc. Class A	162,656	5,579,101
UniFirst Corp.	73,849	2,547,791

		8,126,892
TOYS, GAMES & HOBBIES—0.23%
JAKKS Pacific Inc.(1)	210,229	4,223,501
LeapFrog Enterprises Inc.(1)(2)	259,845	2,624,435
Marvel Entertainment Inc.(1)	360,475	7,209,500
RC2 Corp.(1)	159,467	6,164,994
Topps Co. (The)	264,069	2,170,647

		22,393,077
TRANSPORTATION—1.74%
ABX Air Inc.(1)	445,916	2,693,333
American Commercial Lines Inc.(1)	234,928	14,154,412
Arkansas Best Corp.	193,144	9,697,760
Atlas Air Worldwide Holdings Inc.(1)	152,339	7,470,705
Bristow Group Inc.(1)	178,803	6,436,908
Celadon Group Inc.(1)	175,775	3,874,081
Dynamex Inc.(1)	84,965	1,853,087
EGL Inc.(1)	240,333	12,064,717
Florida East Coast Industries Inc.	269,494	14,102,621
Forward Air Corp.	240,457	9,793,814
Genesee & Wyoming Inc. Class A(1)	276,210	9,797,169
GulfMark Offshore Inc.(1)	121,536	3,139,275
Heartland Express Inc.	462,975	8,282,623
Horizon Lines Inc. Class A	109,591	1,755,648
Hub Group Inc. Class A(1)	305,951	7,504,978
Knight Transportation Inc.	437,923	8,846,045
Maritrans Inc.	91,613	2,281,164
Marten Transport Ltd.(1)	116,608	2,535,058
Old Dominion Freight Line Inc.(1)	215,188	8,088,917
P.A.M. Transportation Services Inc.(1)	40,904	1,181,717
Pacer International Inc.	286,982	9,349,874
Patriot Transportation Holding Inc.(1)	11,654	1,011,334
PHI Inc.(1)	104,814	3,479,825
Quality Distribution Inc.(1)	65,478	869,548
RailAmerica Inc.(1)	297,414	3,110,950
SCS Transportation Inc.(1)	112,382	3,093,876
SIRVA Inc.(1)	379,557	2,455,734
U.S. Xpress Enterprises Inc. Class A(1)	70,925	1,916,394
Universal Truckload Services Inc.(1)	44,953	1,534,246
USA Truck Inc.(1)	66,230	1,180,219
Werner Enterprises Inc.	393,379	7,973,792

		171,529,824
TRUCKING & LEASING—0.16%
AMERCO(1)	78,044	7,855,909
Greenbrier Companies Inc. (The)	103,892	3,401,424
Interpool Inc.	91,348	2,029,753
TAL International Group Inc.(1)	123,652	2,980,013

		16,267,099

WATER—0.17%
American States Water Co.	128,959	4,597,388
California Water Service Group	132,029	4,718,716
PICO Holdings Inc.(1)	68,704	2,215,704
SJW Corp.	115,338	2,935,352
Southwest Water Co.	173,445	2,076,137

		16,543,297

TOTAL COMMON STOCKS
(Cost: $10,936,770,583)		9,766,057,900

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.07%

CERTIFICATES OF DEPOSIT(4)—0.11%
Credit Suisse First Boston NY
5.28%, 04/23/07	$362,885	362,885
Fortis Bank NY
4.43%, 07/20/06	906,796	906,796
Societe Generale
5.33%, 12/08/06	3,628,851	3,628,851
Toronto-Dominion Bank
3.94%, 07/10/06	1,814,425	1,814,425
Washington Mutual Bank
5.28%, 08/07/06	1,814,425	1,814,425
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,903,081	2,903,081

		11,430,463
COMMERCIAL PAPER(4)—0.88%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	10,130,953	10,074,031
ASAP Funding Ltd.
5.21%, 08/08/06(5)	1,741,848	1,732,773
Barton Capital Corp.
5.29%, 08/01/06(5)	3,468,782	3,454,000
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	1,378,963	1,375,715
CC USA Inc.
5.03%, 10/24/06(5)	725,770	714,311
Chariot Funding LLC
5.30%, 07/28/06(5)	2,733,795	2,723,733
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	7,960,429	7,958,173
Curzon Funding LLC
5.30%, 07/31/06(5)	3,628,851	3,613,892
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	2,677,076	2,614,580
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	7,681,334	7,654,395
Five Finance Inc.
5.19%, 12/01/06(5)	1,632,983	1,597,434
General Electric Capital Services Inc.
5.22%, 12/11/06	362,885	354,414
Govco Inc.
5.22%, 08/03/06(5)	3,628,851	3,612,539
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	1,233,809	1,214,689

Jupiter Securitization Corp.
5.29%, 07/27/06(5)	907,213	904,013
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	3,337,817	3,329,558
Landale Funding LLC
5.30%, 08/15/06(5)	3,991,736	3,966,466
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	5,618,550	5,575,807
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	3,665,139	3,654,385
Prudential Funding LLC
5.22%, 07/31/06	1,814,425	1,807,059
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	3,628,851	3,619,871
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	4,251,888	4,249,479
Scaldis Capital LLC
5.30%, 07/25/06(5)	2,268,286	2,260,939
Sydney Capital Corp.
5.10%, 07/07/06(5)	3,969,600	3,967,351
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	4,435,508	4,424,533

		86,454,140
MEDIUM-TERM NOTES(4)—0.10%
Bank of America N.A.
5.28%, 04/20/07	907,213	907,213
Dorada Finance Inc.
3.93%, 07/07/06(5)	1,124,944	1,124,943
K2 USA LLC
3.94%, 07/07/06(5)	2,177,311	2,177,309
Marshall & Ilsley Bank
5.18%, 12/15/06	3,628,851	3,634,496
Sigma Finance Inc.
5.13%, 03/30/07(5)	1,270,098	1,270,098
US Bank N.A.
2.85%, 11/15/06	725,770	720,830

		9,834,889
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	3,643,050	3,643,050

		3,643,050
REPURCHASE AGREEMENTS(4)—0.71%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $7,260,944 (collateralized by non-U.S. Government debt securities, value $7,485,749, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$7,257,702	7,257,702
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $5,445,712 (collateralized by non-U.S. Government debt securities, value $5,995,954, 2.12% to 6.47%, 11/25/34 to 12/25/42).	5,443,276	5,443,276

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $7,260,944 (collateralized by non-U.S. Government debt securities, value $7,454,674, 5.36% to 6.00%, 12/25/35 to 12/25/42).	7,257,702	7,257,702
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $9,076,179 (collateralized by non-U.S. Government debt securities, value $10,152,840, 0.00% to 10.00%, 6/1/28 to 12/15/35).	9,072,127	9,072,127
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,178,302 (collateralized by non-U.S. Government debt securities, value $2,464,806, 0.00% to 10.00%, 9/10/34 to 5/9/36).	2,177,311	2,177,311
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,630,472 (collateralized by non-U.S. Government debt securities, value $3,706,536, 5.22% to 5.42%, 7/3/06).	3,628,851	3,628,851
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $5,808,803 (collateralized by non-U.S. Government debt securities, value $6,104,883, 0.00% to 10.00%, 1/1/10 to 6/6/16).	5,806,161	5,806,161
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,630,472 (collateralized by non-U.S. Government debt securities, value $3,742,950, 6.38% to 8.49%, 1/7/09 to 2/23/36).	3,628,851	3,628,851
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,630,472 (collateralized by non-U.S. Government debt securities, value $3,742,998, 0.07% to 7.75%, 2/22/11 to 12/15/45).	3,628,851	3,628,851
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $7,260,944 (collateralized by non-U.S. Government debt securities, value $7,631,185, 0.00% to 8.57%, 6/25/23 to 4/25/46).	7,257,702	7,257,702
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,630,472 (collateralized by non-U.S. Government debt securities, value $3,818,855, 3.79% to 7.22%, 5/15/07 to 3/15/42).	3,628,851	3,628,851
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,270,676 (collateralized by non-U.S. Government debt securities, value $1,344,528, 0.00% to 10.00%, 7/3/06 to 6/30/36).	1,270,098	1,270,098
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $2,671,996 (collateralized by non-U.S. Government debt securities, value $2,689,056, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	2,540,196	2,540,196
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $7,260,956 (collateralized by non-U.S. Government debt securities, value $7,631,104, 0.00% to 10.00%, 1/1/10 to 5/6/16).	7,257,702	7,257,702

		69,855,381

TIME DEPOSITS(4)—0.34%
ABN Amro Bank NV
5.30%, 07/03/06	3,628,851	3,628,851
KBC Bank NV
5.32%, 07/03/06	10,886,553	10,886,553
Societe Generale
5.32%, 07/03/06	9,072,127	9,072,127
UBS AG
5.25%-5.34%, 07/03/06	10,462,303	10,462,303

		34,049,834
VARIABLE & FLOATING RATE NOTES(4)—1.89%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	9,289,858	9,291,165
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	2,721,638	2,721,621
American Express Centurion Bank
5.34%, 07/19/07	3,991,736	3,996,504
American Express Credit Corp.
5.23%, 07/05/07	1,088,655	1,089,376
ASIF Global Financing
5.17%, 05/03/07(5)	362,885	363,056
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	2,358,753	2,358,753
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	6,169,046	6,169,009
BMW US Capital LLC
5.20%, 07/13/07(5)	3,628,851	3,628,851
BNP Paribas
5.14%, 05/18/07(5)	6,713,374	6,713,374
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	2,649,061	2,649,061
Commodore CDO Ltd.
5.38%, 06/12/07(5)	907,213	907,213
Credit Agricole SA
5.31%, 07/23/07	3,628,851	3,628,851
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	3,628,851	3,628,851
DEPFA Bank PLC
5.37%, 06/15/07	3,628,851	3,628,851
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	4,173,179	4,173,507
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	3,628,851	3,628,851
Fifth Third Bancorp
5.28%, 06/22/07(5)	7,257,702	7,257,702
First Tennessee Bank N.A.
5.21%, 08/25/06	1,088,655	1,088,670
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	2,721,638	2,721,388
General Electric Capital Corp.
5.25%, 04/09/07	1,632,983	1,633,872
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	5,443,276	5,444,291
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	3,628,851	3,628,851
JP Morgan Chase & Co.
5.12%, 07/02/07	2,721,638	2,721,638
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	5,443,276	5,443,133
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	3,792,217	3,792,218

Lexington Parker Capital Co. LLC
4.96%, 01/10/07	4,536,064	4,534,589
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	3,991,736	3,991,389
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	1,763,585	1,763,585
Marshall & Ilsley Bank
5.18%, 07/13/07	1,995,868	1,995,868
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	5,443,276	5,443,276
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	457,235	457,388
Mound Financing PLC
5.11%, 05/08/07(5)	3,411,120	3,411,120
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	3,628,851	3,628,641
National City Bank of Indiana
5.17%, 05/21/07	1,814,425	1,814,560
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	9,797,897	9,798,173
Newcastle Ltd.
5.34%, 04/24/07(5)	1,279,170	1,278,864
Northern Rock PLC
5.17%, 05/03/07(5)	4,354,621	4,354,727
Principal Life Global Funding I
5.63%, 02/08/07	1,632,983	1,637,590
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	2,721,638	2,721,492
Sigma Finance Inc.
5.51%, 06/18/07(5)	2,975,658	2,975,658
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	3,628,851	3,628,851
Strips III LLC
5.37%, 07/24/06(5)	848,306	848,306
SunTrust Bank
5.08%, 05/01/07	3,628,851	3,629,036
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	6,858,528	6,857,798
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	5,080,391	5,080,391
US Bank N.A.
5.28%, 09/29/06	1,632,983	1,632,880
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	5,809,067	5,809,067
Wachovia Bank N.A.
5.36%, 05/22/07	7,257,702	7,257,702
Wells Fargo & Co.
5.19%, 07/13/07(5)	1,814,425	1,814,543
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	3,265,966	3,265,929
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	3,588,934	3,577,131
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	1,225,608	1,225,608

		186,742,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $402,010,576)		402,010,576

TOTAL INVESTMENTS IN SECURITIES— 103.03%
(Cost: $11,338,781,159)		10,168,068,476

Security	Shares	Value
SHORT POSITIONS—(0.02)%

COMMON STOCKS—(0.02)%
Helix Energy Solutions Group Inc.(9)	(52,576)	(2,121,967)

		(2,121,967)

TOTAL SHORT POSITIONS
(Proceeds: $2,121,902)		(2,121,967)
Other Assets, Less Liabilities—(3.01)%		(297,019,446)

NET ASSETS—100.00%		$9,868,927,063

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

(9)	The Fund closed this short position by purchasing the shares on the following business day.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.49%

ADVERTISING—0.52%
ADVO Inc.	127,349	$3,134,058
Catalina Marketing Corp.	105,385	2,999,257
inVentiv Health Inc.(1)	116,987	3,366,886
Marchex Inc. Class B(1)(2)	92,461	1,519,134
SITEL Corp.(1)	186,650	731,668
ValueVision Media Inc. Class A(1)	115,775	1,276,998

		13,028,001
AEROSPACE & DEFENSE—1.16%
AAR Corp.(1)	126,543	2,813,051
Argon ST Inc.(1)	51,218	1,363,935
BE Aerospace Inc.(1)	310,711	7,102,853
Curtiss-Wright Corp.	10,023	309,510
Esterline Technologies Corp.(1)	37,964	1,578,923
GenCorp Inc.(1)	221,865	3,556,496
HEICO Corp.	82,583	2,341,228
Herley Industries Inc.(1)	9,442	105,845
Innovative Solutions & Support Inc.(1)	24,873	349,714
K&F Industries Holdings Inc.(1)	30,155	534,648
MTC Technologies Inc.(1)	28,268	667,973
Orbital Sciences Corp.(1)	110,433	1,782,389
Teledyne Technologies Inc.(1)	116,359	3,811,921
TransDigm Group Inc.(1)	28,595	684,850
Triumph Group Inc.(1)	13,789	661,872
United Industrial Corp.(2)	37,804	1,710,631

		29,375,839
AGRICULTURE—0.38%
Alico Inc.	15,274	841,750
Andersons Inc.	49,932	2,077,671
Delta & Pine Land Co.	104,633	3,076,210
Maui Land & Pineapple Co. Inc.(1)	6,682	252,580
Tejon Ranch Co.(1)	43,710	1,799,104
Vector Group Ltd.	90,617	1,472,526

		9,519,841
AIRLINES—0.72%
AirTran Holdings Inc.(1)	364,152	5,411,299
Alaska Air Group Inc.(1)	78,867	3,108,937
ExpressJet Holdings Inc.(1)	25,781	178,147
Frontier Airlines Holdings Inc.(1)	23,516	169,550
JetBlue Airways Corp.(1)	556,139	6,751,527
SkyWest Inc.	100,660	2,496,368

		18,115,828
APPAREL—1.55%
Carter’s Inc.(1)	194,692	5,145,710
Cherokee Inc.	22,814	943,587

Crocs Inc.(1)(2)	39,785	1,000,593
Deckers Outdoor Corp.(1)	24,155	931,417
DHB Industries Inc.(1)(3)	104,660	164,316
Guess? Inc.(1)	84,032	3,508,336
Gymboree Corp.(1)	133,489	4,640,078
Iconix Brand Group Inc.(1)	140,670	2,298,548
K-Swiss Inc. Class A	54,072	1,443,722
Maidenform Brands Inc.(1)	48,228	594,651
Oxford Industries Inc.	3,692	145,502
Phillips-Van Heusen Corp.	110,726	4,225,304
Quiksilver Inc.(1)	100,850	1,228,353
Skechers U.S.A. Inc. Class A(1)	40,927	986,750
Steven Madden Ltd.	83,491	2,473,003
Timberland Co. Class A(1)	104,589	2,729,773
True Religion Apparel Inc.(1)	52,879	935,958
Volcom Inc.(1)	52,606	1,682,866
Warnaco Group Inc. (The)(1)	80,372	1,501,349
Wolverine World Wide Inc.	110,281	2,572,856

		39,152,672
AUTO MANUFACTURERS—0.29%
A.S.V. Inc.(1)(2)	83,810	1,930,982
Navistar International Corp.(1)	221,794	5,458,350

		7,389,332
AUTO PARTS & EQUIPMENT—0.25%
Accuride Corp.(1)	46,310	577,486
IMPCO Technologies Inc.(1)	89,763	957,771
Keystone Automotive Industries Inc.(1)	64,712	2,732,141
Miller Industries Inc.(1)	38,315	793,120
Noble International Ltd.	32,881	470,856
Tenneco Inc.(1)	33,040	859,040

		6,390,414
BANKS—2.95%
Arrow Financial Corp.	3,899	106,950
Bancorp Inc. (The)(1)	6,324	158,163
Bank of the Ozarks Inc.(2)	47,476	1,580,951
Camden National Corp.	3,068	122,413
Capital Corp of the West	16,003	512,096
Capitol Bancorp Ltd.	3,006	117,084
Cardinal Financial Corp.	71,566	831,597
Cascade Bancorp	85,689	2,442,993
Cass Information Systems Inc.	15,544	756,837
Cathay General Bancorp	15,485	563,344
Center Financial Corp.	32,038	757,378
City Bank	10,304	480,785
Coastal Financial Corp.	40,236	524,677
CoBiz Inc.	59,219	1,333,612
Columbia Bancorp	12,561	314,904
Community Bancorp(1)	1,591	49,448
Community Bancorp Inc.	17,232	729,086
CVB Financial Corp.	153,352	2,401,492
Enterprise Financial Services Corp.	34,053	866,649
First Busey Corp. Class A	44,194	904,651
First Indiana Corp.	4,090	106,463
First Oak Brook Bancshares Inc. Class A	2,892	107,004
First Regional Bancorp(1)	8,311	731,368
First Republic Bank	11,037	505,495
First South Bancorp Inc.(2)	32,662	1,118,020
First State Bancorp	4,159	98,901
Fremont General Corp.	137,832	2,558,162
Frontier Financial Corp.	26,276	893,121

Glacier Bancorp Inc.	16,604	485,999
Hancock Holding Co.	48,544	2,718,464
Heritage Commerce Corp.	24,892	617,073
International Bancshares Corp.	21,465	589,858
Intervest Bancshares Corp.(1)	4,783	193,711
Lakeland Financial Corp.	9,863	239,572
Macatawa Bank Corp.	7,111	166,326
MB Financial Inc.	6,359	224,854
Mercantile Bank Corp.	7,513	299,393
MetroCorp Bancshares Inc.	1,228	35,956
Midwest Banc Holdings Inc.	9,353	208,104
Nara Bancorp Inc.	47,940	898,875
Northern Empire Bancshares(1)	9,282	222,768
Old Second Bancorp Inc.	5,493	170,283
Pacific Capital Bancorp	16,850	524,372
Pinnacle Financial Partners Inc.(1)	40,892	1,244,344
Placer Sierra Bancshares	22,432	520,198
Preferred Bank	15,831	848,700
PremierWest Bancorp	4,776	68,918
PrivateBancorp Inc.(2)	71,316	2,953,196
Seacoast Banking Corp. of Florida	36,361	968,293
Sierra Bancorp	24,007	629,464
Signature Bank(1)	117,618	3,808,471
Smithtown Bancorp Inc.	31,223	754,348
Southside Bancshares Inc.	4,725	105,462
Suffolk Bancorp(2)	41,328	1,353,492
Summit Bancshares Inc.	12,163	257,977
Superior Bancorp(1)	64,069	704,759
SVB Financial Group(1)(2)	142,565	6,481,005
SY Bancorp Inc.	10,756	295,575
Texas Capital Bancshares Inc.(1)	93,190	2,171,327
Texas Regional Bancshares Inc. Class A	20,623	782,024
Tompkins Trustco Inc.	1,789	76,927
TriCo Bancshares	14,042	384,470
TrustCo Bank Corp. NY(2)	301,032	3,317,373
UCBH Holdings Inc.	292,939	4,845,211
United Community Banks Inc.	15,079	459,005
United Security Bancshares	29,750	636,352
USB Holding Co. Inc.	20,576	462,960
Vineyard National Bancorp	36,346	977,707
Virginia Commerce Bancorp Inc.(1)	62,536	1,494,610
West Bancorporation	58,025	1,083,327
Westamerica Bancorp	53,593	2,624,449
Western Alliance Bancorp(1)	52,606	1,829,637
Wilshire Bancorp Inc.	61,226	1,103,293
Wintrust Financial Corp.	39,153	1,990,930
Yardville National Bancorp	4,998	178,579

		74,681,635
BEVERAGES—0.21%
Boston Beer Co. Inc. Class A(1)	25,321	741,652
Coca-Cola Bottling Co. Consolidated	18,693	949,044
Green Mountain Coffee Roasters Inc.(1)	19,138	768,773
Jones Soda Co.(1)	88,742	798,678
National Beverage Corp.	32,877	471,785
Peet’s Coffee & Tea Inc.(1)(2)	55,448	1,673,975

		5,403,907
BIOTECHNOLOGY—4.06%
Advanced Magnetics Inc.(1)	32,022	967,705
ADVENTRX Pharmaceuticals Inc.(1)	181,098	574,081
Affymetrix Inc.(1)	270,654	6,928,742
Alexion Pharmaceuticals Inc.(1)	126,550	4,570,986

American Oriental Bioengineering Inc.(1)	179,172	990,821
Arena Pharmaceuticals Inc.(1)	131,754	1,525,711
ARIAD Pharmaceuticals Inc.(1)	144,993	653,918
Biocryst Pharmaceuticals Inc.(1)	92,153	1,320,552
Cell Genesys Inc.(1)(2)	183,262	919,975
Coley Pharmaceutical Group Inc.(1)(2)	71,904	830,491
Cytokinetics Inc.(1)	102,913	647,323
deCODE genetics Inc.(1)(2)	184,786	1,143,825
Digene Corp.(1)	70,345	2,725,165
Diversa Corp.(1)	122,160	1,180,066
Encysive Pharmaceuticals Inc.(1)	237,486	1,645,778
Enzo Biochem Inc.(1)	109,786	1,655,573
Enzon Pharmaceuticals Inc.(1)	175,577	1,323,851
Exelixis Inc.(1)	336,699	3,383,825
Genitope Corp.(1)	78,165	494,003
Genomic Health Inc.(1)	49,897	587,288
Geron Corp.(1)(2)	127,723	881,289
GTx Inc.(1)	50,244	457,220
Hana Biosciences Inc.(1)	115,170	1,044,592
Human Genome Sciences Inc.(1)	527,290	5,642,003
ICOS Corp.(1)	261,937	5,759,995
Illumina Inc.(1)	167,309	4,962,385
Incyte Corp.(1)	181,890	836,694
Integra LifeSciences Holdings Corp.(1)(2)	76,353	2,963,260
InterMune Inc.(1)(2)	104,324	1,716,130
Keryx Biopharmaceuticals Inc.(1)	172,965	2,456,103
Lexicon Genetics Inc.(1)	259,267	1,138,182
LifeCell Corp.(1)	134,425	4,156,421
Martek Biosciences Corp.(1)(2)	83,889	2,428,587
Metabasis Therapeutics Inc.(1)	82,457	629,147
Momenta Pharmaceuticals Inc.(1)	86,762	1,102,745
Monogram Biosciences Inc.(1)	522,736	1,035,017
Myogen Inc.(1)	170,365	4,940,585
Myriad Genetics Inc.(1)	158,378	3,999,044
Nektar Therapeutics(1)	359,135	6,586,536
Northfield Laboratories Inc.(1)(2)	34,572	341,917
Novavax Inc.(1)	246,417	1,241,942
Panacos Pharmaceuticals Inc.(1)	202,013	1,115,112
Peregrine Pharmaceuticals Inc.(1)	703,362	1,118,346
Regeneron Pharmaceuticals Inc.(1)	182,782	2,343,265
Sangamo BioSciences Inc.(1)	115,867	683,615
Serologicals Corp.(1)(2)	125,049	3,931,541
Sirna Therapeutics Inc.(1)	161,282	919,307
SuperGen Inc.(1)	198,399	720,188
Telik Inc.(1)(2)	209,635	3,458,977

		102,679,824
BUILDING MATERIALS—1.23%
AAON Inc.	37,558	963,738
Apogee Enterprises Inc.	88,403	1,299,524
Builders FirstSource Inc.(1)	60,428	1,230,314
Comfort Systems USA Inc.	54,762	782,549
Drew Industries Inc.(1)	74,282	2,406,737
ElkCorp	30,315	841,848
Genlyte Group Inc. (The)(1)	99,521	7,208,306
Goodman Global Inc.(1)	61,627	935,498
Interline Brands Inc.(1)	108,788	2,543,463
NCI Building Systems Inc.(1)(2)	82,063	4,363,290
Simpson Manufacturing Co. Inc.	133,497	4,812,567
Texas Industries Inc.	16,522	877,318
Trex Co. Inc.(1)(2)	47,624	1,232,985
U.S. Concrete Inc.(1)	108,565	1,199,643
Universal Forest Products Inc.	7,056	442,623

		31,140,403

CHEMICALS—1.00%
American Vanguard Corp.	71,007	1,099,188
Arch Chemicals Inc.	7,497	270,267
Balchem Corp.	46,591	1,048,297
Georgia Gulf Corp.	14,806	370,446
Grace (W.R.) & Co.(1)(2)	130,928	1,531,858
Hercules Inc.(1)	247,068	3,770,258
Kronos Worldwide Inc.	10,023	293,173
MacDermid Inc.	110,959	3,195,619
NewMarket Corp.	69,097	3,389,899
NL Industries Inc.	20,522	220,611
Olin Corp.	27,559	494,133
OMNOVA Solutions Inc.(1)	79,943	454,076
Pioneer Companies Inc.(1)	42,599	1,162,101
Symyx Technologies Inc.(1)	135,333	3,268,292
UAP Holding Corp.	122,951	2,681,561
Valley National Gases Inc.	9,758	255,172
Zoltek Companies Inc.(1)(2)	56,735	1,695,809

		25,200,760
COAL—0.36%
Alpha Natural Resources Inc.(1)	207,471	4,070,581
International Coal Group Inc.(1)	381,014	2,739,491
James River Coal Co.(1)	66,821	1,770,088
Westmoreland Coal Co.(1)	26,950	639,254

		9,219,414
COMMERCIAL SERVICES—7.31%
Aaron Rents Inc.	175,585	4,719,725
ACE Cash Express Inc.(1)	2,386	69,838
Administaff Inc.	91,608	3,280,482
Advance America Cash Advance Centers Inc.	270,928	4,752,077
Advisory Board Co. (The)(1)	74,837	3,598,911
Albany Molecular Research Inc.(1)	37,652	402,123
AMN Healthcare Services Inc.(1)	121,743	2,471,383
Arbitron Inc.	92,879	3,560,052
Bankrate Inc.(1)(2)	40,992	1,547,858
Barrett Business Services Inc.(1)	27,956	512,993
BearingPoint Inc.(1)	64,247	537,747
Bright Horizons Family Solutions Inc.(1)	111,510	4,202,812
CBIZ Inc.(1)	106,862	791,847
CDI Corp.	9,080	263,320
Cenveo Inc.(1)	213,549	3,833,205
Chemed Corp.	104,948	5,722,814
Clark Inc.	6,324	83,477
Clayton Holdings Inc.(1)	32,826	428,379
Coinmach Service Corp. Class A	53,702	550,445
Coinstar Inc.(1)	6,931	165,928
Consolidated Graphics Inc.(1)	30,011	1,562,373
Corinthian Colleges Inc.(1)	345,591	4,962,687
CorVel Corp.(1)	7,989	199,725
CoStar Group Inc.(1)	67,328	4,028,234
CRA International Inc.(1)	41,698	1,882,248
Cross Country Healthcare Inc.(1)	17,380	316,142
DeVry Inc.(1)	244,640	5,374,741
DiamondCluster International Inc. Class A(1)	117,213	928,327
Dollar Financial Corp.(1)	49,324	887,832
DynCorp International Inc.(1)	59,039	612,825
Euronet Worldwide Inc.(1)(2)	140,725	5,399,618
First Advantage Corp. Class A(1)	24,198	562,845
First Consulting Group Inc.(1)	86,469	764,386

Forrester Research Inc.(1)	41,367	1,157,449
FTI Consulting Inc.(1)	89,155	2,386,679
Gaiam Inc.(1)	64,984	911,076
Gartner Inc.(1)	228,091	3,238,892
Geo Group Inc. (The)(1)	52,030	1,823,651
Gevity HR Inc.	105,198	2,793,007
Global Cash Access Inc.(1)	107,116	1,674,223
H&E Equipment Services Inc.(1)	45,971	1,353,846
Healthcare Services Group Inc.(2)	109,373	2,291,364
HealthSpring Inc.(1)	58,486	1,096,612
Heartland Payment Systems Inc.(1)	55,846	1,556,986
Heidrick & Struggles International Inc.(1)	61,301	2,074,426
Home Solutions of America Inc.(1)	150,993	931,627
Hudson Highland Group Inc.(1)	91,974	992,399
Huron Consulting Group Inc.(1)	69,819	2,449,949
ICT Group Inc.(1)	27,149	665,965
Integrated Electrical Services Inc.(1)	61,487	1,074,178
Jackson Hewitt Tax Service Inc.	141,516	4,436,527
Kelly Services Inc. Class A	30,023	815,725
Kendle International Inc.(1)	49,218	1,807,777
Kenexa Corp.(1)	62,863	2,002,187
Kforce Inc.(1)	116,683	1,807,420
Korn/Ferry International(1)	133,474	2,614,756
Labor Ready Inc.(1)	218,780	4,955,367
Landauer Inc.	20,370	975,723
LECG Corp.(1)	77,923	1,439,238
Lincoln Educational Services Corp.(1)	18,198	311,004
Live Nation Inc.(1)	67,055	1,365,240
McGrath RentCorp	88,090	2,449,783
Medifast Inc.(1)	46,599	832,724
Midas Inc.(1)	62,298	1,146,283
Monro Muffler Brake Inc.	47,461	1,545,330
Morningstar Inc.(1)	56,411	2,339,928
MPS Group Inc.(1)	152,748	2,300,385
Navigant Consulting Inc.(1)	158,311	3,585,744
Net 1 UEPS Technologies Inc.(1)	192,606	5,267,774
On Assignment Inc.(1)	104,687	962,074
PAREXEL International Corp.(1)	108,952	3,143,265
PeopleSupport Inc.(1)	74,251	999,418
PRA International(1)	57,234	1,274,601
Pre-Paid Legal Services Inc.(2)	40,708	1,404,426
Providence Service Corp. (The)(1)	48,170	1,311,669
QC Holdings Inc.(1)(2)	6,070	82,006
Resources Connection Inc.(1)	193,116	4,831,762
Rewards Network Inc.(1)	79,619	650,487
Rollins Inc.	118,656	2,330,404
Senomyx Inc.(1)	119,614	1,726,030
Sotheby’s Holdings Inc. Class A(1)	242,515	6,366,019
Source Interlink Companies Inc.(1)	22,113	263,145
Spherion Corp.(1)	120,426	1,098,285
Standard Parking Corp.(1)	19,430	526,164
StarTek Inc.	3,493	52,220
Strayer Education Inc.	57,518	5,586,148
Team Inc.(1)	25,489	638,499
TeleTech Holdings Inc.(1)(2)	131,017	1,658,675
TNS Inc.(1)	23,086	477,649
Universal Technical Institute Inc.(1)	92,036	2,026,633
Valassis Communications Inc.(1)	111,767	2,636,584
Watson Wyatt Worldwide Inc.	37,854	1,330,190
Wright Express Corp.(1)	135,509	3,894,529

		184,719,525

COMPUTERS—3.13%
Ansoft Corp.(1)	65,885	1,349,325
BISYS Group Inc. (The)(1)	114,028	1,562,184
Brocade Communications Systems Inc.(1)	722,188	4,434,234
CACI International Inc. Class A(1)	101,490	5,919,912
CIBER Inc.(1)	13,789	90,870
COMSYS IT Partners Inc.(1)	65,920	996,710
Comtech Group Inc.(1)	58,649	652,763
Gateway Inc.(1)	96,585	183,511
Henry (Jack) & Associates Inc.	319,024	6,272,012
iGATE Corp.(1)	80,317	513,226
IHS Inc. Class A(1)	83,026	2,460,060
Integral Systems Inc.	41,593	1,115,940
Intergraph Corp.(1)	100,476	3,163,989
Internap Network Services Corp.(1)	1,226,800	1,288,140
InterVoice-Brite Inc.(1)	154,494	1,099,997
Kanbay International Inc.(1)	132,986	1,933,616
Komag Inc.(1)	93,084	4,298,619
Kronos Inc.(1)	128,573	4,655,628
Magma Design Automation Inc.(1)	7,283	53,530
Manhattan Associates Inc.(1)	11,017	223,535
Maxwell Technologies Inc.(1)	57,554	1,129,785
Mercury Computer Systems Inc.(1)	23,048	354,709
MICROS Systems Inc.(1)	155,944	6,811,634
Mobility Electronics Inc.(1)	112,332	815,530
MTS Systems Corp.	64,209	2,536,898
Ness Technologies Inc.(1)	41,270	443,652
NetScout Systems Inc.(1)	84,497	753,713
Palm Inc.(1)	19,481	313,644
Rackable Systems Inc.(1)	111,049	4,385,325
Radiant Systems Inc.(1)	104,769	1,107,408
RadiSys Corp.(1)	25,800	566,568
SI International Inc.(1)	22,845	700,428
Sigma Designs Inc.(1)	91,276	860,733
Silicon Storage Technology Inc.(1)	133,922	543,723
SRA International Inc. Class A(1)	153,683	4,092,578
Stratasys Inc.(1)	40,630	1,196,960
Sykes Enterprises Inc.(1)	117,259	1,894,905
Synaptics Inc.(1)	100,340	2,147,276
Syntel Inc.	33,886	693,308
TALX Corp.	128,671	2,814,035
3D Systems Corp.(1)	52,228	1,049,261
Tyler Technologies Inc.(1)	157,168	1,760,282

		79,240,156
COSMETICS & PERSONAL CARE—0.08%
Chattem Inc.(1)	46,677	1,417,580
Inter Parfums Inc.	12,374	213,080
Parlux Fragrances Inc.(1)(2)	48,038	465,488

		2,096,148
DISTRIBUTION & WHOLESALE—1.19%
Aviall Inc.(1)	106,648	5,067,913
Beacon Roofing Supply Inc.(1)(2)	175,625	3,865,506
Brightpoint Inc.(1)	201,725	2,729,339
Central European Distribution Corp.(1)	105,521	2,654,908
Directed Electronics Inc.(1)	37,550	492,656
LKQ Corp.(1)	179,367	3,407,973
MWI Veterinary Supply Inc.(1)	20,737	755,449
NuCo2 Inc.(1)	62,236	1,496,153
ScanSource Inc.(1)	96,364	2,825,392
Watsco Inc.	111,782	6,686,799

		29,982,088

DIVERSIFIED FINANCIAL SERVICES—1.85%
Advanta Corp. Class B	9,290	333,975
Asset Acceptance Capital Corp.(1)	50,267	995,287
Asta Funding Inc.	47,149	1,765,730
Calamos Asset Management Inc. Class A	79,179	2,295,399
Cohen & Steers Inc.	40,961	966,680
CompuCredit Corp.(1)	64,976	2,497,677
Credit Acceptance Corp.(1)	39,090	1,060,903
Doral Financial Corp.	90,071	577,355
GFI Group Inc.(1)	47,838	2,580,860
Greenhill & Co. Inc.	70,704	4,295,975
International Securities Exchange Inc.	152,623	5,810,358
MarketAxess Holdings Inc.(1)	52,529	578,344
Marlin Business Services Corp.(1)	14,440	325,766
National Financial Partners Corp.	124,370	5,510,835
optionsXpress Holdings Inc.	83,222	1,939,905
Penson Worldwide Inc.(1)	29,932	515,130
Portfolio Recovery Associates Inc.(1)	63,760	2,913,832
Stifel Financial Corp.(1)	23,372	825,265
Thomas Weisel Partners Group Inc.(1)	27,215	517,357
TradeStation Group Inc.(1)	102,991	1,304,896
United PanAm Financial Corp.(1)	41,169	1,251,538
Waddell & Reed Financial Inc. Class A	266,893	5,487,320
World Acceptance Corp.(1)	67,744	2,406,267

		46,756,654
ELECTRIC—0.14%
ITC Holdings Corp.	49,032	1,303,271
Ormat Technologies Inc.	28,748	1,096,736
Pike Electric Corp.(1)	62,871	1,210,895

		3,610,902
ELECTRICAL COMPONENTS & EQUIPMENT—1.43%
Advanced Energy Industries Inc.(1)	116,929	1,548,140
American Superconductor Corp.(1)(2)	131,649	1,162,461
Capstone Turbine Corp.(1)	412,175	939,759
China BAK Battery Inc.(1)	108,644	924,560
Color Kinetics Inc.(1)	53,889	1,019,041
Encore Wire Corp.(1)	93,307	3,353,454
Energy Conversion Devices Inc.(1)	156,646	5,706,614
General Cable Corp.(1)	186,767	6,536,845
GrafTech International Ltd.(1)	181,667	1,053,669
Greatbatch Inc.(1)	21,095	497,842
Insteel Industries Inc.	55,900	1,352,780
Intermagnetics General Corp.(1)	170,046	4,587,841
Lamson & Sessions Co.(1)	55,695	1,579,510
Littelfuse Inc.(1)	44,408	1,526,747
Medis Technologies Ltd.(1)(2)	82,470	1,672,492
Power-One Inc.(1)	67,370	444,642
Superior Essex Inc.(1)	5,723	171,289
Universal Display Corp.(1)	61,948	824,528
Vicor Corp.	79,514	1,317,547

		36,219,761
ELECTRONICS—3.40%
American Science & Engineering Inc.(1)	36,545	2,116,686
Analogic Corp.	31,652	1,475,300
Badger Meter Inc.	39,336	1,062,072
Benchmark Electronics Inc.(1)	54,408	1,312,321
Brady Corp. Class A	114,827	4,230,227
Cogent Inc.(1)	173,500	2,614,645
Coherent Inc.(1)	71,593	2,414,832
CTS Corp.	79,331	1,181,239

Cymer Inc.(1)	147,473	6,851,596
Daktronics Inc.	155,590	4,491,883
Dionex Corp.(1)	80,201	4,383,787
Eagle Test Systems Inc.(1)	17,941	251,533
Excel Technology Inc.(1)	31,758	950,199
Fargo Electronics Inc.(1)	51,328	1,303,218
FEI Co.(1)	95,560	2,167,301
FLIR Systems Inc.(1)	277,317	6,117,613
Identix Inc.(1)	359,880	2,515,561
II-VI Inc.(1)	94,266	1,725,068
International DisplayWorks Inc.(1)(2)	178,447	927,924
Ionatron Inc.(1)(2)	122,558	778,243
Itron Inc.(1)	101,752	6,029,824
Lo-Jack Corp.(1)	75,479	1,423,534
Measurements Specialties Inc.(1)	55,406	1,233,892
Metrologic Instruments Inc.(1)	38,974	585,000
Molecular Devices Corp.(1)	59,710	1,824,738
Multi-Fineline Electronix Inc.(1)	33,402	1,108,612
OSI Systems Inc.(1)	22,775	404,712
OYO Geospace Corp.(1)	15,797	902,167
Park Electrochemical Corp.	7,520	193,640
Photon Dynamics Inc.(1)	39,383	493,075
Plexus Corp.(1)	183,531	6,278,596
RAE Systems Inc.(1)	154,584	618,336
Rofin-Sinar Technologies Inc.(1)	57,862	3,325,329
Rogers Corp.(1)	69,908	3,938,617
Sonic Solutions Inc.(1)	103,041	1,700,176
Taser International Inc.(1)(2)	248,939	1,969,107
TTM Technologies Inc.(1)	145,750	2,109,002
Varian Inc.(1)	41,781	1,734,329
Viisage Technology Inc.(1)(2)	11,002	166,790
Watts Water Technologies Inc. Class A	23,801	798,524
X-Rite Inc.	33,816	371,638

		86,080,886
ENERGY-ALTERNATE SOURCES—0.63%
Evergreen Solar Inc.(1)(2)	268,051	3,479,302
FuelCell Energy Inc.(1)	21,520	206,162
Headwaters Inc.(1)(2)	95,486	2,440,622
KFx Inc.(1)	284,697	4,350,170
Pacific Ethanol Inc.(1)(2)	86,048	1,989,430
Plug Power Inc.(1)(2)	290,233	1,355,388
SunPower Corp. Class A(1)(2)	41,102	1,151,678
Syntroleum Corp.(1)	157,901	958,459

		15,931,211
ENGINEERING & CONSTRUCTION—0.21%
ENGlobal Corp.(1)	64,649	503,616
Granite Construction Inc.	38,903	1,761,139
Layne Christensen Co.(1)	17,462	495,048
Perini Corp.(1)	78,271	1,761,097
Sterling Construction Co. Inc.(1)	30,545	843,042

		5,363,942
ENTERTAINMENT—0.94%
Bally Technologies Inc.(1)	181,558	2,990,260
Century Casinos Inc.(1)	81,498	872,844
Dover Downs Gaming & Entertainment Inc.	58,361	1,146,210
Isle of Capri Casinos Inc.(1)	62,836	1,611,743
Macrovision Corp.(1)	177,157	3,812,419
Pinnacle Entertainment Inc.(1)	119,272	3,655,687
Progressive Gaming International Corp.(1)(2)	136,927	1,068,031
Shuffle Master Inc.(1)(2)	139,485	4,572,318
Vail Resorts Inc.(1)	106,761	3,960,833

		23,690,345

ENVIRONMENTAL CONTROL—0.88%
Aleris International Inc.(1)	125,848	5,770,131
American Ecology Corp.	62,497	1,656,170
Basin Water Inc.(1)	24,054	241,021
Casella Waste Systems Inc. Class A(1)	83,358	1,091,156
Clean Harbors Inc.(1)	62,930	2,536,708
Darling International Inc.(1)	258,721	1,172,006
Mine Safety Appliances Co.(2)	76,337	3,068,747
Rentech Inc.(1)	554,393	2,577,927
Tetra Tech Inc.(1)	139,980	2,483,245
Waste Connections Inc.(1)	46,439	1,690,380
Waste Holdings Inc.	1,516	34,383

		22,321,874
FOOD—0.78%
Arden Group Inc. Class A	5,302	600,027
Diamond Foods Inc.	47,382	761,429
Flowers Foods Inc.	114,289	3,273,237
J&J Snack Foods Corp.	27,271	901,852
Lance Inc.	47,983	1,104,569
MGP Ingredients Inc.	38,299	889,303
Pathmark Stores Inc.(1)	15,863	149,271
Ralcorp Holdings Inc.(1)	9,130	388,299
Tootsie Roll Industries Inc.	127,392	3,710,929
United Natural Foods Inc.(1)(2)	169,301	5,590,319
Wild Oats Markets Inc.(1)(2)	115,790	2,269,484

		19,638,719
FOREST PRODUCTS & PAPER—0.22%
Deltic Timber Corp.	40,841	2,302,207
Longview Fibre Co.	53,274	1,017,001
Neenah Paper Inc.	59,242	1,803,919
Wausau Paper Corp.	10,428	129,829
Xerium Technologies Inc.	40,821	384,534

		5,637,490
HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.	64,591	2,021,052
Franklin Electric Co. Inc.	90,859	4,691,959
Raser Technologies Inc.(1)	81,443	785,111
Regal-Beloit Corp.	66,236	2,924,319

		10,422,441
HEALTH CARE - PRODUCTS—5.92%
Abaxis Inc.(1)	80,563	1,802,194
ABIOMED Inc.(1)	93,783	1,216,366
Adeza Biomedical Corp.(1)	60,365	846,317
Align Technology Inc.(1)	223,728	1,653,350
American Medical Systems Holdings Inc.(1)	280,062	4,663,032
AngioDynamics Inc.(1)	49,078	1,327,560
Arrow International Inc.	91,280	3,000,374
ArthroCare Corp.(1)(2)	104,862	4,405,253
Aspect Medical Systems Inc.(1)	65,413	1,140,803
Biosite Inc.(1)	60,274	2,752,111
Bruker BioSciences Corp.(1)	150,331	805,774
Candela Corp.(1)	95,358	1,512,378
Cepheid Inc.(1)	218,882	2,125,344
Cerus Corp.(1)	111,369	794,061
Conceptus Inc.(1)	91,420	1,246,969
Cyberonics Inc.(1)	86,418	1,842,432

Datascope Corp.	3,568	110,037
DexCom Inc.(1)	67,495	916,582
Diagnostic Products Corp.	99,689	5,798,909
DJ Orthopedics Inc.(1)	91,322	3,363,389
Encore Medical Corp.(1)	131,134	630,755
ev3 Inc.(1)(2)	66,193	980,318
FoxHollow Technologies Inc.(1)(2)	74,840	2,044,629
Haemonetics Corp.(1)	106,722	4,963,640
Hologic Inc.(1)	182,903	9,028,092
ICU Medical Inc.(1)	21,594	912,131
Immucor Inc.(1)	272,097	5,232,425
IntraLase Corp.(1)	85,990	1,439,473
Inverness Medical Innovations Inc.(1)	6,881	194,251
IRIS International Inc.(1)	70,220	924,095
Kensey Nash Corp.(1)	15,294	451,173
Kyphon Inc.(1)	177,406	6,805,294
Laserscope(1)	79,741	2,456,820
LCA-Vision Inc.	83,276	4,406,133
Luminex Corp.(1)	128,289	2,230,946
Medical Action Industries Inc.(1)	11,501	254,057
Mentor Corp.	145,726	6,339,081
Merge Technologies Inc.(1)	37,554	462,290
Meridian Bioscience Inc.	84,274	2,102,636
Natus Medical Inc.(1)	74,645	738,239
Neurometrix Inc.(1)	50,042	1,524,279
Northstar Neuroscience Inc.(1)	35,176	365,127
NuVasive Inc.(1)	132,838	2,421,637
NxStage Medical Inc.(1)	48,548	423,824
Oakley Inc.	33,737	568,468
OraSure Technologies Inc.(1)	184,122	1,752,841
Palomar Medical Technologies Inc.(1)	69,838	3,186,708
PolyMedica Corp.	92,445	3,324,322
PSS World Medical Inc.(1)	270,916	4,781,667
Quidel Corp.(1)	120,577	1,145,481
Sirona Dental Systems Inc.	70,648	2,799,074
Solexa Inc.(1)	94,418	802,553
SonoSite Inc.(1)	65,363	2,551,772
Spectranetics Corp.(1)	122,717	1,315,526
Stereotaxis Inc.(1)	93,961	1,013,839
SurModics Inc.(1)(2)	63,900	2,307,429
Symmetry Medical Inc.(1)	119,794	1,844,828
ThermoGenesis Corp.(1)	220,071	906,693
Thoratec Corp.(1)	186,147	2,581,859
TriPath Imaging Inc.(1)	126,168	835,232
Ventana Medical Systems Inc.(1)	115,669	5,457,263
Viasys Healthcare Inc.(1)	83,502	2,137,651
Visicu Inc.(1)	23,001	405,968
Vital Images Inc.(1)	52,919	1,307,099
Vital Sign Inc.	24,499	1,213,435
West Pharmaceutical Services Inc.	129,594	4,701,670
Wright Medical Group Inc.(1)	123,104	2,576,567
Young Innovations Inc.	18,034	635,338
Zoll Medical Corp.(1)	22,969	752,464

		149,560,327
HEALTH CARE - SERVICES—2.11%
Air Methods Corp.(1)	36,786	963,057
Alliance Imaging Inc.(1)	33,052	211,533
Amedisys Inc.(1)(2)	64,061	2,427,912
American Retirement Corp.(1)	141,625	4,641,051
AMERIGROUP Corp.(1)	38,143	1,183,959
AmSurg Corp.(1)	73,963	1,682,658
Apria Healthcare Group Inc.(1)	17,349	327,896

Bio-Reference Laboratories Inc.(1)	41,773	908,980
Centene Corp.(1)	172,860	4,067,396
Emeritus Corp.(1)	12,160	228,000
Five Star Quality Care Inc.(1)	126,628	1,401,772
Gentiva Health Services Inc.(1)	57,418	920,411
Healthways Inc.(1)	138,475	7,289,324
Hythiam Inc.(1)	105,080	732,408
LHC Group Inc.(1)	44,435	885,145
Magellan Health Services Inc.(1)	20,322	920,790
Matria Healthcare Inc.(1)	79,689	1,706,938
MedCath Corp.(1)	11,719	220,786
Molina Healthcare Inc.(1)	23,267	885,309
National Healthcare Corp.	21,691	966,334
NightHawk Radiology Holdings Inc.(1)	25,240	452,806
Odyssey Healthcare Inc.(1)	107,182	1,883,188
Option Care Inc.(2)	8,389	100,500
Psychiatric Solutions Inc.(1)	212,348	6,085,894
Radiation Therapy Services Inc.(1)	49,281	1,326,152
Sun Healthcare Group Inc.(1)	92,800	806,432
Sunrise Senior Living Inc.(1)	135,053	3,734,215
Symbion Inc.(1)	37,184	771,940
United Surgical Partners International Inc.(1)(2)	178,158	5,357,211
VistaCare Inc. Class A(1)	19,976	241,710

		53,331,707
HOME BUILDERS—0.59%
AMREP Corporation	5,438	295,392
Brookfield Homes Corp.(2)	18,783	618,900
Cavco Industries Inc.(1)	9,540	423,958
Champion Enterprises Inc.(1)	305,913	3,377,280
Fleetwood Enterprises Inc.(1)	255,876	1,929,305
Hovnanian Enterprises Inc. Class A(1)	55,215	1,660,867
M/I Homes Inc.	5,945	208,551
Palm Harbor Homes Inc.(1)	11,177	196,603
Williams Scotsman International Inc.(1)	111,751	2,440,642
Winnebago Industries Inc.(2)	118,979	3,693,108

		14,844,606
HOME FURNISHINGS—0.42%
American Woodmark Corp.(2)	47,909	1,678,731
DTS Inc.(1)	54,026	1,052,426
Ethan Allen Interiors Inc.	26,908	983,487
Kimball International Inc. Class B	38,022	749,414
Sealy Corp.(1)	32,627	432,960
Tempur-Pedic International Inc.(1)	201,117	2,717,091
TiVo Inc.(1)	307,538	2,198,897
Universal Electronics Inc.(1)	47,503	841,278

		10,654,284
HOUSEHOLD PRODUCTS & WARES—0.56%
ACCO Brands Corp.(1)	71,004	1,554,988
Central Garden & Pet Co.(1)	7,267	312,844
CNS Inc.	50,810	1,244,845
Fossil Inc.(1)	73,706	1,327,445
Harland (John H.) Co.	42,545	1,850,707
Playtex Products Inc.(1)	162,233	1,692,090
Tupperware Brands Corp.	111,174	2,189,016
WD-40 Co.	32,607	1,094,617
Yankee Candle Co. Inc. (The)	113,992	2,850,940

		14,117,492
HOUSEWARES—0.03%
Lifetime Brands Inc.	37,238	806,947

		806,947

INSURANCE—0.24%
Darwin Professional Underwriters Inc.(1)	20,935	369,712
Enstar Group Inc.(1)	12,424	1,145,369
First Acceptance Corp.(1)	38,786	456,899
Hilb, Rogal & Hobbs Co.	10,589	394,652
National Interstate Corp.	39,745	1,077,884
Safety Insurance Group Inc.	4,795	228,002
Tower Group Inc.	67,518	2,042,419
21st Century Insurance Group	19,500	280,800

		5,995,737
INTERNET—5.17%
Access Integrated Technologies Inc. Class A(1)	53,909	528,847
Agile Software Corp.(1)	31,722	201,117
aQuantive Inc.(1)(2)	305,448	7,736,998
Art Technology Group Inc.(1)	447,015	1,332,105
@Road Inc.(1)	155,610	858,967
Audible Inc.(1)(2)	98,410	894,547
Avocent Corp.(1)	21,013	551,591
Blue Coat Systems Inc.(1)	58,038	978,521
Blue Nile Inc.(1)(2)	57,835	1,859,974
Chordiant Software Inc.(1)	318,033	963,640
Click Commerce Inc.(1)(2)	41,165	812,185
CNET Networks Inc.(1)	601,400	4,799,172
CyberSource Corp.(1)	122,426	1,432,384
DealerTrack Holdings Inc.(1)	42,743	945,048
Digital Insight Corp.(1)	138,619	4,753,246
Digital River Inc.(1)(2)	158,518	6,402,542
Digitas Inc.(1)	362,667	4,214,191
Drugstore.com Inc.(1)	321,327	931,848
eCollege.com Inc.(1)	72,606	1,534,891
Equinix Inc.(1)(2)	114,757	6,295,569
eResearch Technology Inc.(1)(2)	197,600	1,798,160
GSI Commerce Inc.(1)(2)	157,048	2,124,859
Harris Interactive Inc.(1)	63,437	361,591
i2 Technologies Inc.(1)	37,737	478,128
InfoSpace Inc.(1)	66,096	1,498,396
Internet Security Systems Inc.(1)	14,058	264,993
Interwoven Inc.(1)	82,738	709,892
iPass Inc.(1)	179,479	1,005,082
j2 Global Communications Inc.(1)(2)	199,327	6,222,989
Jupitermedia Corp.(1)	87,015	1,131,195
Knot Inc. (The)(1)	58,349	1,221,245
Lionbridge Technologies Inc.(1)	239,454	1,324,181
Liquidity Services Inc.(1)	31,134	484,756
Move Inc.(1)	401,983	2,202,867
NetFlix Inc.(1)(2)	157,952	4,297,874
NIC Inc.(1)	153,516	1,109,921
1-800-FLOWERS.COM Inc.(1)	86,894	501,378
Online Resources Corp.(1)	90,376	934,488
Openwave Systems Inc.(1)	378,635	4,369,448
Opsware Inc.(1)	328,235	2,704,656
Overstock.com Inc.(1)(2)	44,771	951,831
Perficient Inc.(1)	70,501	871,392
Priceline.com Inc.(1)	102,075	3,047,959
RealNetworks Inc.(1)(2)	322,996	3,456,057
Redback Networks Inc.(1)	222,433	4,079,421
RightNow Technologies Inc.(1)	60,212	1,004,336
RSA Security Inc.(1)	46,642	1,268,196
Sapient Corp.(1)	327,035	1,733,286
Secure Computing Corp.(1)	9,497	81,674

Sohu.com Inc.(1)	103,634	2,672,721
Stamps.com Inc.(1)	74,875	2,083,023
Stellent Inc.	61,998	592,081
Terremark Worldwide Inc.(1)	157,063	565,427
TheStreet.com Inc.	73,655	944,257
TIBCO Software Inc.(1)	108,106	762,147
Travelzoo Inc.(1)	12,222	370,815
TriZetto Group Inc. (The)(1)	172,217	2,547,089
24/7 Real Media Inc.(1)	194,396	1,706,797
ValueClick Inc.(1)(2)	411,215	6,312,150
Vasco Data Security International Inc.(1)	99,852	833,764
Vignette Corp.(1)	38,193	556,854
WebEx Communications Inc.(1)(2)	167,811	5,964,003
webMethods Inc.(1)	60,602	598,142
Websense Inc.(1)	192,513	3,954,217
WebSideStory Inc.(1)	70,181	856,208

		130,587,329
INVESTMENT COMPANIES—0.07%
Gladstone Investment Corp.	28,514	427,710
Harris & Harris Group Inc.(1)	66,626	735,551
Technology Investment Capital Corp.	42,310	619,842

		1,783,103
IRON & STEEL—0.64%
AK Steel Holding Corp.(1)	441,366	6,104,092
Chaparral Steel Co.(1)	17,449	1,256,677
Cleveland-Cliffs Inc.(2)	31,230	2,476,227
Oregon Steel Mills Inc.(1)	124,410	6,302,611

		16,139,607
LEISURE TIME—0.75%
Ambassadors Group Inc.	82,832	2,392,188
Bally Total Fitness Holding Corp.(1)	34,712	235,347
Life Time Fitness Inc.(1)	121,919	5,641,192
Marine Products Corp.	27,754	270,046
Nautilus Inc.(2)	99,611	1,564,889
Polaris Industries Inc.	133,614	5,785,486
WMS Industries Inc.(1)	108,336	2,967,323

		18,856,471
LODGING—0.22%
Ameristar Casinos Inc.	26,705	519,412
Aztar Corp.(1)	37,562	1,951,722
Lodgian Inc.(1)	6,152	87,666
Monarch Casino & Resort Inc.(1)	41,737	1,173,644
Morgans Hotel Group Co.(1)	72,177	1,123,074
MTR Gaming Group Inc.(1)	22,459	210,665
Riviera Holdings Corp.(1)	23,945	483,689

		5,549,872
MACHINERY—1.98%
Albany International Corp. Class A	72,021	3,052,970
Applied Industrial Technologies Inc.	179,347	4,359,926
Astec Industries Inc.(1)	68,209	2,327,291
Bucyrus International Inc. Class A	126,581	6,392,341
Cognex Corp.	172,591	4,492,544
Columbus McKinnon Corp.(1)	73,408	1,595,890
DXP Enterprises Inc.(1)	6,943	215,719
Flow International Corp.(1)	140,300	1,974,021
Gehl Corp.(1)	14,003	357,497
Gerber Scientific Inc.(1)	15,758	205,012
Intermec Inc.(1)	202,037	4,634,729

Intevac Inc.(1)	84,239	1,826,302
iRobot Corp.(1)(2)	45,788	1,139,205
Lindsay Manufacturing Co.	6,510	176,551
Middleby Corp.(The)(1)	26,760	2,316,346
Nordson Corp.	102,013	5,016,999
Presstek Inc.(1)	118,395	1,102,257
Sauer-Danfoss Inc.	31,846	809,525
Tennant Co.	5,415	272,266
TurboChef Technologies Inc.(1)(2)	54,221	602,938
Wabtec Corp.	194,669	7,280,621

		50,150,950
MANUFACTURING—2.21%
Actuant Corp. Class A	109,443	5,466,678
Acuity Brands Inc.	180,127	7,008,742
American Railcar Industries Inc.	36,252	1,200,304
Barnes Group Inc.	124,183	2,477,451
Blount International Inc.(1)	82,528	991,987
Ceradyne Inc.(1)	107,614	5,325,817
CLARCOR Inc.	75,000	2,234,250
ESCO Technologies Inc.(1)	103,466	5,530,258
Flanders Corp.(1)	51,347	515,010
FreightCar America Inc.	27,340	1,517,643
GenTek Inc.(1)	40,992	1,100,635
Hexcel Corp.(1)	374,436	5,882,390
Jacuzzi Brands Inc.(1)	158,552	1,395,258
Lancaster Colony Corp.	71,994	2,841,603
Matthews International Corp. Class A	85,046	2,931,536
Myers Industries Inc.	64,065	1,101,277
PW Eagle Inc.	42,186	1,275,705
Raven Industries Inc.	64,547	2,033,231
Reddy Ice Holdings Inc.	58,369	1,187,809
Smith & Wesson Holding Corp.(1)	117,034	962,019
Smith (A.O.) Corp.	60,949	2,825,596

		55,805,199
MEDIA—0.89%
Acacia Research Corp. - Acacia Technologies Group(1)	111,727	1,570,882
CKX Inc.(1)	204,901	2,780,507
Courier Corp.	6,639	265,693
Crown Media Holdings Inc.(1)(2)	32,658	134,551
Cumulus Media Inc. Class A(1)(2)	34,966	373,087
Emmis Communications Corp.(1)	42,518	664,982
Entravision Communications Corp.(1)	145,575	1,247,578
Gemstar-TV Guide International Inc.(1)	995,111	3,502,791
Hollinger International Inc.	157,761	1,266,821
LodgeNet Entertainment Corp.(1)	66,587	1,241,848
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	101,447	1,695,179
Mediacom Communications Corp.(1)	120,464	750,491
Playboy Enterprises Inc. Class B(1)	9,816	97,964
Private Media Group Inc.(1)	101,085	449,828
Readers Digest Association Inc. (The)	197,183	2,752,675
Salem Communications Corp. Class A(1)	2,827	36,779
Sinclair Broadcast Group Inc. Class A	182,646	1,563,450
Spanish Broadcasting System Inc. Class A(1)	76,161	389,183
Value Line Inc.	5,407	230,879
World Wrestling Entertainment Inc.	85,892	1,450,716

		22,465,884
METAL FABRICATE & HARDWARE—0.80%
Ampco-Pittsburgh Corp.	2,429	69,591
Castle (A.M.) & Co.	20,568	663,318

Dynamic Materials Corp.	47,305	1,595,598
Foster (L.B.) Co. Class A(1)	40,934	993,468
Kaydon Corp.	113,151	4,221,664
Ladish Co. Inc.(1)	53,370	1,999,774
Mueller Industries Inc.	20,409	674,109
Mueller Water Porducts Inc. Class A(1)	89,549	1,559,048
NN Inc.	6,491	80,164
NS Group Inc.(1)	34,167	1,881,918
Quanex Corp.	32,116	1,383,236
RBC Bearings Inc.(1)	82,056	1,862,671
Valmont Industries Inc.	67,163	3,122,408

		20,106,967
MINING—0.78%
AMCOL International Corp.	88,052	2,320,170
Century Aluminum Co.(1)	50,276	1,794,350
Coeur d’Alene Mines Corp.(1)	1,115,112	5,363,689
Hecla Mining Co.(1)(2)	478,133	2,510,198
Royal Gold Inc.(2)	37,426	1,041,191
RTI International Metals Inc.(1)	91,326	5,099,644
Stillwater Mining Co.(1)	134,877	1,710,240

		19,839,482
OFFICE & BUSINESS EQUIPMENT—0.05%
Global Imaging Systems Inc.(1)	27,785	1,146,965

		1,146,965
OFFICE FURNISHINGS—0.45%
Herman Miller Inc.	266,148	6,858,634
Interface Inc. Class A(1)	191,651	2,194,404
Knoll Inc.	132,955	2,441,054

		11,494,092
OIL & GAS—3.59%
Alon USA Energy Inc.	29,917	941,488
Arena Resources Inc.(1)	43,161	1,479,991
Atlas America Inc.(1)	69,647	3,120,882
ATP Oil & Gas Corp.(1)	80,913	3,392,682
Atwood Oceanics Inc.(1)	108,316	5,372,474
Aurora Oil & Gas Corp.(1)	266,982	1,067,928
Berry Petroleum Co. Class A	141,598	4,693,974
Bill Barrett Corp.(1)	50,470	1,494,417
Bois d’Arc Energy LLC(1)	63,600	1,047,492
Bronco Drilling Co. Inc.(1)	45,691	954,485
Callon Petroleum Co.(1)	42,213	816,399
Carrizo Oil & Gas Inc.(1)	83,814	2,624,216
Clayton Williams Energy Inc.(1)	21,243	733,733
Complete Production Services Inc.(1)	104,484	2,470,002
Comstock Resources Inc.(1)	118,803	3,547,458
Crosstex Energy Inc.	35,324	3,358,606
Delek US Holdings Inc.(1)	41,242	626,878
Delta Petroleum Corp.(1)	194,641	3,334,200
Energy Partners Ltd.(1)	112,745	2,136,518
Exploration Company of Delaware (The)(1)	117,034	1,247,582
Gasco Energy Inc.(1)(2)	294,572	1,310,845
GeoGlobal Resources Inc.(1)	120,199	587,773
Giant Industries Inc.(1)	18,144	1,207,483
GMX Resources Inc.(1)	32,240	996,861
Goodrich Petroleum Corp.(1)	50,119	1,422,878
Grey Wolf Inc.(1)	780,147	6,007,132
Gulfport Energy Corp.(1)	51,593	569,587
KCS Energy Inc.(1)	202,742	6,021,437
Mariner Energy Inc.(1)	293,768	5,396,518

Parallel Petroleum Corp.(1)	140,082	3,461,426
Penn Virginia Corp.	32,175	2,248,389
Petroleum Development Corp.(1)	65,288	2,461,358
PetroQuest Energy Inc.(1)	42,553	522,551
Pioneer Drilling Co.(1)	165,936	2,562,052
PrimeEnergy Corp.(1)	2,967	228,311
Quest Resource Corp.(1)	78,458	1,063,106
RAM Energy Resources Inc.(1)	41,831	239,273
Remington Oil & Gas Corp.(1)	75,721	3,329,452
Sulphco Inc.(1)	84,426	604,490
Toreador Resources Corp.(1)(2)	48,501	1,364,333
Transmeridian Exploration Inc.(1)	278,093	1,585,130
VAALCO Energy Inc.(1)	231,104	2,255,575
Warren Resources Inc.(1)	59,710	857,436

		90,764,801
OIL & GAS SERVICES—2.25%
Allis-Chalmers Energy Inc.(1)	54,942	746,662
Basic Energy Services Inc.(1)	50,159	1,533,361
CARBO Ceramics Inc.	80,438	3,951,919
Dawson Geophysical Co.(1)	16,120	496,012
Dril-Quip Inc.(1)	44,396	3,660,006
Gulf Island Fabrication Inc.	31,831	637,893
Hercules Offshore Inc.(1)	81,307	2,845,745
Hornbeck Offshore Services Inc.(1)	5,111	181,543
Hydril Co. LP(1)	71,526	5,616,222
Input/Output Inc.(1)	78,325	740,171
Lone Star Technologies Inc.(1)	7,290	393,806
Lufkin Industries Inc.	59,363	3,527,943
MarkWest Hydrocarbon Inc.	25,063	620,309
Matrix Service Co.(1)	83,654	957,002
Maverick Tube Corp.(1)	124,070	7,839,983
Metretek Technologies Inc.(1)	62,949	1,081,464
NATCO Group Inc. Class A(1)	58,637	2,357,207
Newpark Resources Inc.(1)	206,543	1,270,239
Oil States International Inc.(1)	103,708	3,555,110
RPC Inc.	85,560	2,077,397
Superior Well Services Inc.(1)	43,757	1,089,549
T-3 Energy Services Inc.(1)	1,267	24,681
Veritas DGC Inc.(1)	99,295	5,121,636
Warrior Energy Service Corp.(1)	23,472	571,074
W-H Energy Services Inc.(1)	118,172	6,006,683

		56,903,617
PACKAGING & CONTAINERS—0.16%
AEP Industries Inc.(1)	28,712	959,555
Graphic Packaging Corp.(1)	303,710	1,151,061
Silgan Holdings Inc.	55,815	2,065,713

		4,176,329
PHARMACEUTICALS—5.90%
ACADIA Pharmaceuticals Inc.(1)	97,132	819,794
Adams Respiratory Therapeutics Inc.(1)	121,731	5,431,637
Adolor Corp.(1)	181,507	4,539,490
Akorn Inc.(1)	178,610	710,868
Alkermes Inc.(1)	353,100	6,680,652
Alnylam Pharmaceuticals Inc.(1)	128,308	1,934,885
Alpharma Inc. Class A	33,375	802,335
Altus Pharmaceuticals Inc.(1)	24,612	454,091
Anadys Pharmaceuticals Inc.(1)	72,290	211,087
Andrx Corp.(1)	239,638	5,557,205
Array BioPharma Inc.(1)	156,696	1,347,586
AtheroGenics Inc.(1)(2)	134,635	1,756,987

Auxilium Pharmaceuticals Inc.(1)	86,972	676,642
AVANIR Pharmaceuticals Class A(1)(2)	127,076	869,200
AVI BioPharma Inc.(1)	201,518	755,693
Bentley Pharmaceuticals Inc.(1)(2)	12,776	140,025
Bioenvision Inc.(1)	144,522	770,302
BioMarin Pharmaceutical Inc.(1)	342,461	4,921,165
Caraco Pharmaceutical Laboratories Ltd.(1)	33,282	304,530
CombinatoRX Inc.(1)	98,769	868,180
Connetics Corp.(1)	137,302	1,614,672
Conor Medsystems Inc.(1)	108,562	2,995,226
Cubist Pharmaceuticals Inc.(1)(2)	217,849	5,485,438
CV Therapeutics Inc.(1)(2)	180,747	2,525,036
Cypress Bioscience Inc.(1)	78,430	481,560
Dendreon Corp.(1)	14,862	71,932
Depomed Inc.(1)	147,539	866,054
Durect Corp.(1)	222,715	861,907
Emisphere Technologies Inc.(1)	81,319	693,651
Genta Inc.(1)	536,276	879,493
HealthExtras Inc.(1)	108,959	3,292,741
Hi-Tech Pharmacal Co. Inc.(1)	40,287	667,556
Idenix Pharmaceuticals Inc.(1)	99,046	931,032
I-Flow Corp.(1)	93,798	1,014,894
Indevus Pharmaceuticals Inc.(1)	162,568	889,247
Isis Pharmaceuticals Inc.(1)	292,404	1,769,044
K-V Pharmaceutical Co. Class A(1)	155,208	2,896,181
Mannatech Inc.(2)	65,713	828,641
MannKind Corp.(1)	89,798	1,913,595
Medarex Inc.(1)	490,184	4,710,668
Medicines Co. (The)(1)	201,043	3,930,391
Medicis Pharmaceutical Corp. Class A	218,391	5,241,384
MGI Pharma Inc.(1)	313,351	6,737,047
Nastech Pharmaceutical Co. Inc.(1)	87,065	1,375,627
NBTY Inc.(1)	24,124	576,805
Neurocrine Biosciences Inc.(1)	119,111	1,262,577
New River Pharmaceuticals Inc.(1)(2)	54,158	1,543,503
Noven Pharmaceuticals Inc.(1)	95,007	1,700,625
NPS Pharmaceuticals Inc.(1)	153,489	749,026
Nuvelo Inc.(1)	149,017	2,481,133
Onyx Pharmaceuticals Inc.(1)	166,116	2,795,732
OSI Pharmaceuticals Inc.(1)	228,297	7,524,669
Pain Therapeutics Inc.(1)	142,627	1,190,935
Par Pharmaceutical Companies Inc.(1)	92,523	1,707,975
Penwest Pharmaceuticals Co.(1)	91,619	2,000,043
Perrigo Co.	23,372	376,289
PetMed Express Inc.(1)	75,284	825,865
Pharmion Corp.(1)	68,427	1,165,312
POZEN Inc.(1)	100,613	708,316
Progenics Pharmaceuticals Inc.(1)	89,378	2,150,435
Renovis Inc.(1)	60,871	931,935
Rigel Pharmaceuticals Inc.(1)	25,804	251,073
Salix Pharmaceuticals Ltd.(1)	186,646	2,295,746
Santarus Inc.(1)	184,423	1,226,413
Sciele Pharma Inc.(1)	102,457	2,375,978
Somaxon Pharmaceuticals Inc.(1)	20,050	312,981
Tanox Inc.(1)	97,611	1,349,960
Tiens Biotech Group (USA) Inc.(1)	14,015	59,984
Trimeris Inc.(1)	70,938	815,078
United Therapeutics Inc.(1)	94,558	5,462,616
USANA Health Sciences Inc.(1)(2)	37,601	1,425,078
Valeant Pharmaceuticals International	372,308	6,299,451
ViroPharma Inc.(1)	114,737	989,033
XenoPort Inc.(1)	80,746	1,462,310
Zymogenetics Inc.(1)	150,479	2,854,587

		149,096,834

REAL ESTATE—0.14%
Consolidated-Tomoka Land Co.	22,760	1,254,986
HouseValues Inc.(1)(2)	54,583	378,260
Resource Capital Corp.	7,369	94,839
Trammell Crow Co.(1)	52,654	1,851,841

		3,579,926
REAL ESTATE INVESTMENT TRUSTS—2.56%
Acadia Realty Trust	127,450	3,014,193
Alexander’s Inc.(1)	8,070	2,193,103
Alexandria Real Estate Equities Inc.	16,806	1,490,356
Corporate Office Properties Trust	133,785	5,629,673
Cousins Properties Inc.	153,668	4,752,951
Digital Realty Trust Inc.	73,802	1,822,171
EastGroup Properties Inc.	81,994	3,827,480
Equity Lifestyle Properties Inc.	77,927	3,415,540
FelCor Lodging Trust Inc.	45,204	982,735
Getty Realty Corp.	70,407	2,002,375
Glimcher Realty Trust(2)	146,990	3,646,822
Home Properties Inc.	120,296	6,677,631
Inland Real Estate Corp.	14,927	222,114
JER Investors Trust Inc.	38,022	591,242
Maguire Properties Inc.	22,643	796,354
Mid-America Apartment Communities Inc.	23,979	1,336,829
Mills Corp.	227,081	6,074,417
Omega Healthcare Investors Inc.	40,712	538,213
PS Business Parks Inc.	13,067	770,953
Saul Centers Inc.	43,944	1,792,036
Sovran Self Storage Inc.	8,674	440,552
Sun Communities Inc.	72,489	2,358,067
Tanger Factory Outlet Centers Inc.	124,214	4,020,807
Washington Real Estate Investment Trust	169,246	6,211,328

		64,607,942
RETAIL—6.96%
AC Moore Arts & Crafts Inc.(1)	33,909	553,056
Aeropostale Inc.(1)	218,722	6,318,879
America’s Car-Mart Inc.(1)(2)	20,837	423,199
Applebee’s International Inc.	249,111	4,787,913
Bebe Stores Inc.	94,796	1,461,754
Big 5 Sporting Goods Corp.	72,688	1,417,416
BJ’s Restaurants Inc.(1)(2)	55,519	1,240,294
Brown Shoe Co. Inc.	29,898	1,018,924
Buckle Inc. (The)	34,545	1,446,399
Buffalo Wild Wings Inc.(1)	29,501	1,130,183
Build-A-Bear Workshop Inc.(1)(2)	59,067	1,270,531
Cabela’s Inc. Class A(1)(2)	7,825	150,710
Cache Inc.(1)	46,380	804,229
California Pizza Kitchen Inc.(1)	79,456	2,183,451
Casey’s General Store Inc.	16,979	424,645
Cash America International Inc.	62,111	1,987,552
Casual Male Retail Group Inc.(1)	123,299	1,239,155
Cato Corp. Class A	122,570	3,168,435
CEC Entertainment Inc.(1)	75,452	2,423,518
Charlotte Russe Holding Inc.(1)	61,671	1,476,404
Charming Shoppes Inc.(1)	248,901	2,797,647
Children’s Place Retail Stores Inc. (The)(1)	90,648	5,443,412
Chipotle Mexican Grill Inc. Class A(1)	31,593	1,925,593
Christopher & Banks Corp.	146,486	4,248,094
Citi Trends Inc.(1)	25,325	1,081,124
CKE Restaurants Inc.(2)	240,047	3,987,181

Conn’s Inc.(1)	26,007	690,486
Cosi Inc.(1)	137,844	858,768
CSK Auto Corp.(1)	95,787	1,146,570
Deb Shops Inc.	19,996	482,104
dELiA*s Inc.(1)	48,127	388,866
Denny’s Corp.(1)	369,107	1,362,005
Dress Barn Inc.(1)	184,537	4,678,013
DSW Inc. Class A(1)	64,961	2,365,880
EZCORP Inc.(1)	47,418	1,787,184
First Cash Inc.(1)	111,911	2,210,242
Genesco Inc.(1)	12,424	420,801
Guitar Center Inc.(1)	105,385	4,686,471
Hibbet Sporting Goods Inc.(1)	144,218	3,446,810
Hot Topic Inc.(1)	177,145	2,038,939
IHOP Corp.	18,194	874,768
Jos. A. Bank Clothiers Inc.(1)	72,209	1,730,128
Krispy Kreme Doughnuts Inc.(1)(2)	102,664	835,685
Longs Drug Stores Corp.	112,351	5,125,453
MarineMax Inc.(1)	4,420	115,937
McCormick & Schmick’s Seafood Restaurants Inc.(1)	42,221	1,004,860
Men’s Wearhouse Inc. (The)	191,078	5,789,663
Morton’s Restaurant Group Inc.(1)	13,317	204,016
New York & Co. Inc.(1)	85,790	838,168
Nu Skin Enterprises Inc. Class A	140,491	2,086,291
P.F. Chang’s China Bistro Inc.(1)(2)	106,383	4,044,682
Pacific Sunwear of California Inc.(1)	292,085	5,237,084
Pantry Inc. (The)(1)	83,339	4,795,326
Papa John’s International Inc.(1)	62,528	2,075,930
Payless ShoeSource Inc.(1)	33,368	906,609
PETCO Animal Supplies Inc.(1)	232,644	4,752,917
Rare Hospitality International Inc.(1)	116,282	3,344,270
Red Robin Gourmet Burgers Inc.(1)(2)	66,310	2,822,154
Restoration Hardware Inc.(1)	118,627	851,742
Retail Ventures Inc.(1)	80,878	1,441,246
Ruby Tuesday Inc.(2)	217,151	5,300,656
Ruth’s Chris Steak House Inc.(1)	69,998	1,429,359
School Specialty Inc.(1)	8,927	284,325
Select Comfort Corp.(1)	215,989	4,961,267
Sonic Corp.(1)	344,286	7,157,706
Sportsman’s Guide Inc. (The)(1)	29,407	896,914
Stein Mart Inc.	56,665	838,642
Texas Roadhouse Inc. Class A(1)	209,151	2,827,722
Too Inc.(1)	134,811	5,175,394
Triarc Companies Inc. Class B	246,916	3,859,297
Tuesday Morning Corp.(2)	90,508	1,190,180
Under Armour Inc. Class A(1)	83,397	3,554,380
Wet Seal Inc. Class A(1)	271,258	1,323,739
World Fuel Services Corp.	110,406	5,044,450
Zumiez Inc.(1)	57,842	2,173,124

		175,866,921
SAVINGS & LOANS—0.29%
Charter Financial Corp.	15,910	627,809
Commercial Capital Bancorp Inc.	40,007	630,110
Fidelity Bankshares Inc.	27,867	886,728
Harbor Florida Bancshares Inc.(2)	9,917	368,317
Home Federal Bancorp Inc.	2,284	31,199
Investors Bancorp Inc.(1)	11,929	161,638
NewAlliance Bancshares Inc.	206,258	2,951,552
PFF Bancorp Inc.	26,234	869,919
Sound Federal Bancorp Inc.	29,648	616,382
Wauwatosa Holdings Inc.(1)	3,598	61,382
Westfield Financial Inc.	7,290	211,410

		7,416,446

SEMICONDUCTORS—4.63%
ADE Corp.(1)	39,351	1,278,514
Advanced Analogic Technologies Inc.(1)	147,520	1,546,010
AMIS Holdings Inc.(1)	95,748	957,480
Amkor Technology Inc.(1)	410,397	3,882,356
ANADIGICS Inc.(1)	189,312	1,272,177
Asyst Technologies Inc.(1)	125,364	943,991
ATMI Inc.(1)	104,979	2,584,583
Cabot Microelectronics Corp.(1)	55,067	1,669,081
Cirrus Logic Inc.(1)	304,556	2,479,086
Conexant Systems Inc.(1)	1,696,825	4,242,063
Diodes Inc.(1)	79,276	3,285,197
DSP Group Inc.(1)	17,017	422,872
EMCORE Corp.(1)	163,172	1,566,451
Emulex Corp.(1)	103,880	1,690,128
Entegris Inc.(1)	55,188	525,942
Exar Corp.(1)	56,962	755,886
FormFactor Inc.(1)	183,647	8,196,166
Genesis Microchip Inc.(1)	67,034	774,913
Hittite Microwave Corp.(1)	52,127	1,884,912
Ikanos Communications Inc.(1)	82,364	1,251,109
IXYS Corp.(1)	97,693	937,853
Kopin Corp.(1)	239,949	866,216
LTX Corp.(1)	247,563	1,735,417
Mattson Technology Inc.(1)	194,629	1,901,525
Micrel Inc.(1)	291,492	2,917,835
Microsemi Corp.(1)	283,757	6,917,996
Microtune Inc.(1)	212,251	1,328,691
Mindspeed Technologies Inc.(1)	441,916	1,065,018
MIPS Technologies Inc. Class A(1)	97,884	594,156
Monolithic Power Systems Inc.(1)	87,612	1,036,450
MoSys Inc.(1)	90,449	707,311
NetLogic Microsystems Inc.(1)	63,904	2,060,904
Nextest Systems Corp.(1)	24,155	391,553
OmniVision Technologies Inc.(1)	213,553	4,510,239
ON Semiconductor Corp.(1)	567,959	3,339,599
Pericom Semiconductor Corp.(1)	55,140	457,662
PLX Technology Inc.(1)	100,348	1,226,253
PortalPlayer Inc.(1)(2)	45,063	442,068
Power Integrations Inc.(1)	102,664	1,794,567
Rudolph Technologies Inc.(1)	14,612	211,874
Semitool Inc.(1)	10,764	97,091
Semtech Corp.(1)	289,991	4,190,370
Silicon Image Inc.(1)	326,922	3,524,219
SiRF Technology Holdings Inc.(1)	205,978	6,636,611
Skyworks Solutions Inc.(1)	139,002	765,901
Staktek Holdings Inc.(1)	13,599	66,091
Standard Microsystems Corp.(1)	21,438	467,992
Supertex Inc.(1)	48,123	1,922,033
Tessera Technologies Inc.(1)	185,180	5,092,450
Transmeta Corp.(1)	784,522	1,270,926
TranSwitch Corp.(1)	509,954	1,076,003
Ultratech Inc.(1)	82,520	1,298,865
Varian Semiconductor Equipment Associates Inc.(1)	197,015	6,424,659
Veeco Instruments Inc.(1)	112,379	2,679,115
Virage Logic Corp.(1)	56,099	526,770
Volterra Semiconductor Corp.(1)	75,082	1,145,751
Zoran Corp.(1)	173,032	4,211,599

		117,048,550

SOFTWARE—4.74%
Actuate Corp.(1)	184,053	743,574
Advent Software Inc.(1)	87,721	3,164,096
Allscripts Healthcare Solutions Inc.(1)	185,663	3,258,386
Altiris Inc.(1)	6,378	115,059
American Reprographics Co.(1)	104,765	3,797,731
ANSYS Inc.(1)	122,819	5,873,205
Avid Technology Inc.(1)	16,277	542,512
Blackbaud Inc.	141,539	3,212,935
Blackboard Inc.(1)	111,228	3,221,163
Bottomline Technologies Inc.(1)	4,534	36,907
Computer Programs & Systems Inc.	37,523	1,499,419
Concur Technologies Inc.(1)	128,854	1,993,371
Convera Corp.(1)	112,765	757,781
CSG Systems International Inc.(1)	83,443	2,064,380
Digi International Inc.(1)	43,971	550,957
Eclipsys Corp.(1)	181,390	3,294,042
eFunds Corp.(1)	47,964	1,057,606
Emageon Inc.(1)	84,025	1,225,925
Epicor Software Corp.(1)	219,974	2,316,326
FalconStor Software Inc.(1)	148,510	1,035,115
FileNET Corp.(1)	31,102	837,577
Hyperion Solutions Corp.(1)	115,545	3,189,042
Infocrossing Inc.(1)	53,846	621,921
Informatica Corp.(1)	345,615	4,548,293
infoUSA Inc.	134,752	1,389,293
InPhonic Inc.(1)(2)	95,752	603,238
Inter-Tel Inc.	13,606	286,542
INVESTools Inc.(1)	129,470	1,027,992
JDA Software Group Inc.(1)	20,595	288,948
Keane Inc.(1)	94,473	1,180,913
ManTech International Corp. Class A(1)	55,059	1,699,121
MapInfo Corp.(1)	62,871	820,467
MicroStrategy Inc. Class A(1)	40,249	3,925,082
Midway Games Inc.(1)(2)	143,305	1,159,337
MRO Software Inc.(1)	80,905	1,623,763
Neoware Inc.(1)	73,725	906,080
Nuance Communications Inc.(1)(2)	503,758	5,067,805
Omnicell Inc.(1)	108,994	1,506,297
Open Solutions Inc.(1)	81,401	2,166,081
OPNET Technologies Inc.(1)	46,771	606,152
Packeteer Inc.(1)	139,293	1,579,583
Parametric Technology Corp.(1)	223,459	2,840,164
PDF Solutions Inc.(1)	84,478	1,048,372
Per-Se Technologies Inc.(1)(2)	134,156	3,378,048
Phase Forward Inc.(1)	136,112	1,568,010
QAD Inc.	34,019	263,647
Quality Systems Inc.	65,815	2,423,308
Quest Software Inc.(1)	187,651	2,634,620
Renaissance Learning Inc.	31,508	426,933
Schawk Inc.	11,482	200,935
Smith Micro Software Inc.(1)	80,602	1,291,244
SPSS Inc.(1)	77,612	2,494,450
SSA Global Technologies Inc.(1)	23,621	457,775
Sybase Inc.(1)	20,213	392,132
Take-Two Interactive Software Inc.(1)	15,204	162,075
Taleo Corp. Class A(1)	54,583	643,534
THQ Inc.(1)(2)	206,905	4,469,148
Transaction Systems Architects Inc. Class A(1)	150,023	6,254,459
Trident Microsystems Inc.(1)	229,089	4,348,109
Ultimate Software Group Inc.(1)	95,873	1,836,927
VA Software Corp.(1)	250,242	970,939

Verint Systems Inc.(1)	53,324	1,556,528
Wind River Systems Inc.(1)	302,471	2,691,992
Witness Systems Inc.(1)	134,401	2,710,868

		119,858,234
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(1)	131,665	3,852,518

		3,852,518
TELECOMMUNICATIONS—4.36%
ADTRAN Inc.	171,609	3,849,190
Aeroflex Inc.(1)	45,254	528,114
Anaren Inc.(1)	9,785	200,495
Anixter International Inc.	64,802	3,075,503
Arris Group Inc.(1)	227,774	2,988,395
Atheros Communications Inc.(1)	207,066	3,925,971
Atlantic Tele-Network Inc.	19,852	413,517
Avanex Corp.(1)	659,567	1,160,838
Carrier Access Corp.(1)	19,929	164,813
Cbeyond Communications Inc.(1)(2)	66,048	1,440,507
C-COR Inc.(1)	133,633	1,031,647
Centennial Communications Corp.	91,541	476,013
Commonwealth Telephone Enterprises Inc.	46,568	1,544,195
CommScope Inc.(1)	232,765	7,313,476
Comtech Telecommunications Corp.(1)	91,428	2,676,098
CPI International Inc.(1)	28,357	411,177
Dobson Communications Corp. Class A(1)(2)	595,841	4,605,851
EMS Technologies Inc.(1)	41,238	741,047
Eschelon Telecom Inc.(1)	28,791	445,397
Essex Corp.(1)	77,479	1,427,163
Finisar Corp.(1)	913,282	2,986,432
First Avenue Networks Inc.(1)	219,112	2,383,939
Foundry Networks Inc.(1)	318,551	3,395,754
General Communication Inc. Class A(1)	125,271	1,543,339
Harmonic Inc.(1)	269,594	1,207,781
Hypercom Corp.(1)	215,225	2,012,354
I.D. Systems Inc.(1)	44,420	787,567
InterDigital Communications Corp.(1)	218,473	7,626,892
iPCS Inc.(1)	67,000	3,236,100
Ixia(1)	162,030	1,458,270
Lightbridge Inc.(1)	76,742	993,809
NETGEAR Inc.(1)	132,971	2,878,822
North Pittsburgh Systems Inc.	60,193	1,658,919
Novatel Wireless Inc.(1)(2)	118,133	1,226,221
NTELOS Holdings Corp.(1)	50,665	732,109
Oplink Communications Inc.(1)	4,129	75,602
ParkerVision Inc.(1)	75,553	687,532
Pegasus Wireless Corp.(1)	217,089	1,940,776
Plantronics Inc.	103,389	2,296,270
Polycom Inc.(1)	163,456	3,582,956
Radyne Corp.(1)	72,138	820,930
RF Micro Devices Inc.(1)	640,343	3,822,848
SAVVIS Inc.(1)	22,190	657,046
Shenandoah Telecommunications Co.	4,113	193,311
Sirenza Microdevices Inc.(1)	99,658	1,209,848
Sonus Networks Inc.(1)	1,013,029	5,014,494
Stratex Networks Inc.(1)	385,629	1,307,282
Symmetricom Inc.(1)(2)	32,085	226,841
Syniverse Holdings Inc.(1)	81,760	1,201,872
Tekelec(1)	196,996	2,432,901
Time Warner Telecom Inc. Class A(1)	239,755	3,560,362
UbiquiTel Inc.(1)	318,272	3,290,932
UTStarcom Inc.(1)	226,344	1,763,220

Viasat Inc.(1)	88,812	2,280,692
Vonage Holdings Corp.(1)	72,096	619,305
Wireless Facilities Inc.(1)	84,551	232,515
Zhone Technologies Inc.(1)	214,461	437,500

		110,202,750
TOYS, GAMES & HOBBIES—0.13%
LeapFrog Enterprises Inc.(1)(2)	19,664	198,606
Marvel Entertainment Inc.(1)	146,432	2,928,640
RC2 Corp.(1)	4,923	190,323

		3,317,569
TRANSPORTATION—2.29%
ABX Air Inc.(1)	233,774	1,411,995
American Commercial Lines Inc.(1)	123,404	7,435,091
Atlas Air Worldwide Holdings Inc.(1)	15,781	773,900
Celadon Group Inc.(1)	92,063	2,029,069
Dynamex Inc.(1)	38,459	838,791
EGL Inc.(1)	126,211	6,335,792
Florida East Coast Industries Inc.	89,950	4,707,084
Forward Air Corp.	114,437	4,661,019
Genesee & Wyoming Inc. Class A(1)	145,036	5,144,427
Heartland Express Inc.	127,992	2,289,777
Horizon Lines Inc. Class A	20,526	328,827
Hub Group Inc. Class A(1)	160,506	3,937,212
Knight Transportation Inc.(2)	229,650	4,638,930
Maritrans Inc.	5,310	132,219
Marten Transport Ltd.(1)	18,300	397,842
Old Dominion Freight Line Inc.(1)	112,940	4,245,415
P.A.M. Transportation Services Inc.(1)	12,136	350,609
Pacer International Inc.	150,623	4,907,297
Patriot Transportation Holding Inc.(1)	1,501	130,257
PHI Inc.(1)	31,846	1,057,287
Quality Distribution Inc.(1)	34,190	454,043
U.S. Xpress Enterprises Inc. Class A(1)	17,177	464,123
Universal Truckload Services Inc.(1)	23,805	812,465
USA Truck Inc.(1)	19,925	355,064

		57,838,535
TRUCKING & LEASING—0.18%
AMERCO(1)	37,090	3,733,479
Greenbrier Companies Inc. (The)	20,291	664,327
TAL International Group Inc.(1)	4,269	102,883

		4,500,689

TOTAL COMMON STOCKS
(Cost: $2,497,551,720)		2,515,278,694

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.63%

CERTIFICATES OF DEPOSIT(4)—0.21%
Credit Suisse First Boston NY
5.28%, 04/23/07	$172,799	172,799
Fortis Bank NY
4.43%, 07/20/06	431,781	431,781
Societe Generale
5.33%, 12/08/06	1,727,915	1,727,915
Toronto-Dominion Bank
3.94%, 07/10/06	863,958	863,958

Washington Mutual Bank
5.28%, 08/07/06	863,958	863,958
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,382,332	1,382,332

		5,442,743
COMMERCIAL PAPER(4)—1.63%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	4,823,959	4,796,855
ASAP Funding Ltd.
5.21%, 08/08/06(5)	829,399	825,078
Barton Capital Corp.
5.29%, 08/01/06(5)	1,651,697	1,644,658
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	656,608	655,061
CC USA Inc.
5.03%, 10/24/06(5)	345,583	340,127
Chariot Funding LLC
5.30%, 07/28/06(5)	1,301,725	1,296,934
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	3,790,441	3,789,367
Curzon Funding LLC
5.30%, 07/31/06(5)	1,727,915	1,720,792
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	1,274,718	1,244,959
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	3,657,547	3,644,720
Five Finance Inc.
5.19%, 12/01/06(5)	777,562	760,635
General Electric Capital Services Inc.
5.22%, 12/11/06	172,792	168,758
Govco Inc.
5.22%, 08/03/06(5)	1,727,915	1,720,148
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	587,491	578,387
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	431,979	430,455
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	1,589,336	1,585,404
Landale Funding LLC
5.30%, 08/15/06(5)	1,900,707	1,888,674
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	2,675,331	2,654,978
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	1,745,194	1,740,073
Prudential Funding LLC
5.22%, 07/31/06	863,958	860,450
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	1,727,915	1,723,640
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	2,024,581	2,023,434
Scaldis Capital LLC
5.30%, 07/25/06(5)	1,080,068	1,076,570
Sydney Capital Corp.
5.10%, 07/07/06(5)	1,890,166	1,889,095
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	2,112,013	2,106,787

		41,166,039

MEDIUM-TERM NOTES(4)—0.18%
Bank of America N.A.
5.28%, 04/20/07	431,979	431,979
Dorada Finance Inc.
3.93%, 07/07/06(5)	535,654	535,653
K2 USA LLC
3.94%, 07/07/06(5)	1,036,749	1,036,749
Marshall & Ilsley Bank
5.18%, 12/15/06	1,727,915	1,730,603
Sigma Finance Inc.
5.13%, 03/30/07(5)	604,770	604,770
US Bank N.A.
2.85%, 11/15/06	345,583	343,231

		4,682,985
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	3,182,671	3,182,671

		3,182,671
REPURCHASE AGREEMENTS(4)—1.32%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,457,374 (collateralized by non-U.S. Government debt securities, value $3,564,418, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$3,455,830	3,455,830
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $2,593,033 (collateralized by non-U.S. Government debt securities, value $2,855,036, 2.12% to 6.47%, 11/25/34 to 12/25/42).	2,591,873	2,591,873
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,457,374 (collateralized by non-U.S. Government debt securities, value $3,549,621, 5.36% to 6.00%, 12/25/35 to 12/25/42).	3,455,830	3,455,830
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $4,321,718 (collateralized by non-U.S. Government debt securities, value $4,834,381, 0.00% to 10.00%, 6/1/28 to 12/15/35).	4,319,788	4,319,788
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,037,221 (collateralized by non-U.S. Government debt securities, value $1,173,643, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,036,749	1,036,749
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,728,687 (collateralized by non-U.S. Government debt securities, value $1,764,906, 5.22% to 5.42%, 7/3/06).	1,727,915	1,727,915
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,765,922 (collateralized by non-U.S. Government debt securities, value $2,906,904, 0.00% to 10.00%, 1/1/10 to 6/6/16).	2,764,664	2,764,664

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,728,687 (collateralized by non-U.S. Government debt securities, value $1,782,245, 6.38% to 8.49%, 1/7/09 to 2/23/36).	1,727,915	1,727,915
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,728,687 (collateralized by non-U.S. Government debt securities, value $1,782,267, 0.07% to 7.75%, 2/22/11 to 12/15/45).	1,727,915	1,727,915
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,457,374 (collateralized by non-U.S. Government debt securities, value $3,633,668, 0.00% to 8.57%, 6/25/23 to 4/25/46).	3,455,830	3,455,830
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,728,687 (collateralized by non-U.S. Government debt securities, value $1,818,388, 3.79% to 7.22%, 5/15/07 to 3/15/42).	1,727,915	1,727,915
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $605,045 (collateralized by non-U.S. Government debt securities, value $640,211, 0.00% to 10.00%, 7/3/06 to 6/30/36).	604,770	604,770
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,272,299 (collateralized by non-U.S. Government debt securities, value $1,280,422, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	1,209,541	1,209,541
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $3,457,379 (collateralized by non-U.S. Government debt securities, value $3,633,630, 0.00% to 10.00%, 1/1/10 to 5/6/16).	3,455,830	3,455,830

		33,262,365
TIME DEPOSITS(4)—0.64%
ABN Amro Bank NV
5.30%, 07/03/06	1,727,915	1,727,915
KBC Bank NV
5.32%, 07/03/06	5,183,746	5,183,746
Societe Generale
5.32%, 07/03/06	4,319,788	4,319,788
UBS AG
5.25%-5.34%, 07/03/06	4,981,735	4,981,735

		16,213,184
VARIABLE & FLOATING RATE NOTES(4)—3.52%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	4,423,463	4,424,085
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	1,295,936	1,295,928
American Express Centurion Bank
5.34%, 07/19/07	1,900,707	1,902,977
American Express Credit Corp.
5.23%, 07/05/07	518,375	518,718
ASIF Global Financing
5.17%, 05/03/07(5)	172,792	172,873
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	1,123,145	1,123,145

Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	2,937,456	2,937,439
BMW US Capital LLC
5.20%, 07/13/07(5)	1,727,915	1,727,915
BNP Paribas
5.14%, 05/18/07(5)	3,196,643	3,196,643
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	1,261,378	1,261,378
Commodore CDO Ltd.
5.38%, 06/12/07(5)	431,979	431,979
Credit Agricole SA
5.31%, 07/23/07	1,727,915	1,727,915
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	1,727,915	1,727,915
DEPFA Bank PLC
5.37%, 06/15/07	1,727,915	1,727,915
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	1,987,102	1,987,259
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	1,727,915	1,727,915
Fifth Third Bancorp
5.28%, 06/22/07(5)	3,455,830	3,455,830
First Tennessee Bank N.A.
5.21%, 08/25/06	518,375	518,381
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	1,295,936	1,295,817
General Electric Capital Corp.
5.25%, 04/09/07	777,562	777,985
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	2,591,873	2,592,355
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	1,727,915	1,727,915
JP Morgan Chase & Co.
5.12%, 07/02/07	1,295,936	1,295,936
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	2,591,873	2,591,804
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	1,805,704	1,805,704
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	2,159,894	2,159,192
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	1,900,707	1,900,541
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	839,749	839,749
Marshall & Ilsley Bank
5.18%, 07/13/07	950,353	950,353
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	2,591,873	2,591,873
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	217,717	217,790
Mound Financing PLC
5.11%, 05/08/07(5)	1,624,240	1,624,240
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	1,727,915	1,727,815
National City Bank of Indiana
5.17%, 05/21/07	863,958	864,022
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	4,665,371	4,665,502
Newcastle Ltd.
5.34%, 04/24/07(5)	609,090	608,944
Northern Rock PLC
5.17%, 05/03/07(5)	2,073,498	2,073,549

Principal Life Global Funding I
5.63%, 02/08/07	777,562	779,755
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	1,295,936	1,295,867
Sigma Finance Inc.
5.51%, 06/18/07(5)	1,416,890	1,416,890
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	1,727,915	1,727,915
Strips III LLC
5.37%, 07/24/06(5)	403,930	403,930
SunTrust Bank
5.08%, 05/01/07	1,727,915	1,728,003
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	3,265,760	3,265,412
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	2,419,081	2,419,081
US Bank N.A.
5.28%, 09/29/06	777,562	777,513
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	2,766,048	2,766,048
Wachovia Bank N.A.
5.36%, 05/22/07	3,455,830	3,455,830
Wells Fargo & Co.
5.19%, 07/13/07(5)	863,958	864,014
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	1,555,124	1,555,107
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	1,708,908	1,703,288
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	583,586	583,586

		88,919,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,869,522)		192,869,522

TOTAL INVESTMENTS IN SECURITIES—107.12%
(Cost: $2,690,421,242)		2,708,148,216

Security	Shares	Value
SHORT POSITIONS—(0.05)%

COMMON STOCKS—(0.05)%
Helix Energy Solutions(9)	(33,014)	(1,332,445)

		(1,332,445)

TOTAL SHORT POSITIONS
(Proceeds: $1,332,404)		(1,332,445)
Other Assets, Less Liabilities—(7.07)%		(178,735,793)

NET ASSETS—100.00%		$2,528,079,978

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(9)	The Fund closed this short position by purchasing the shares on the following business day.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.33%

ADVERTISING—0.10%
Catalina Marketing Corp.	109,203	$3,107,916
SITEL Corp.(1)	65,840	258,093
ValueVision Media Inc. Class A(1)	8,860	97,726

		3,463,735
AEROSPACE & DEFENSE—0.99%
AAR Corp.(1)	27,015	600,543
Curtiss-Wright Corp.	226,731	7,001,453
EDO Corp.	91,130	2,218,104
Esterline Technologies Corp.(1)	87,319	3,631,597
Herley Industries Inc.(1)	66,807	748,906
Innovative Solutions & Support Inc.(1)	31,794	447,024
K&F Industries Holdings Inc.(1)	61,622	1,092,558
Kaman Corp.	131,839	2,399,470
Moog Inc. Class A(1)	201,708	6,902,448
MTC Technologies Inc.(1)	16,890	399,111
Orbital Sciences Corp.(1)	151,085	2,438,512
Sequa Corp. Class A(1)	36,859	3,004,008
Teledyne Technologies Inc.(1)	28,753	941,948
TransDigm Group Inc.(1)	21,533	515,715
Triumph Group Inc.(1)	68,474	3,286,752

		35,628,149
AGRICULTURE—0.29%
Alliance One International Inc.	521,361	2,314,843
Delta & Pine Land Co.	52,137	1,532,828
Maui Land & Pineapple Co. Inc.(1)	10,267	388,093
Universal Corp.	141,188	5,255,017
Vector Group Ltd.	66,234	1,076,302

		10,567,083
AIRLINES—0.55%
Alaska Air Group Inc.(1)	109,650	4,322,403
ExpressJet Holdings Inc.(1)	236,134	1,631,686
Frontier Airlines Holdings Inc.(1)(2)	166,460	1,200,177
JetBlue Airways Corp.(1)	192,592	2,338,067
Mesa Air Group Inc.(1)	198,385	1,954,092
Republic Airways Holdings Inc.(1)	178,410	3,036,538
SkyWest Inc.	211,811	5,252,913

		19,735,876
APPAREL—1.25%
Cherokee Inc.	11,363	469,974
Columbia Sportswear Co.(1)	72,242	3,269,673
Deckers Outdoor Corp.(1)	26,929	1,038,382
Hartmarx Corp.(1)	173,981	1,043,886
Kellwood Co.	140,482	4,111,908
K-Swiss Inc. Class A	68,017	1,816,054

Maidenform Brands Inc.(1)	13,800	170,154
Oxford Industries Inc.	77,980	3,073,192
Perry Ellis International Inc.(1)	39,867	1,009,034
Phillips-Van Heusen Corp.	151,471	5,780,133
Quiksilver Inc.(1)	531,834	6,477,738
Russell Corp.	182,570	3,315,471
Skechers U.S.A. Inc. Class A(1)	3,008	72,523
Stride Rite Corp.	201,550	2,658,444
Timberland Co. Class A(1)	131,540	3,433,194
Warnaco Group Inc. (The)(1)	148,147	2,767,386
Weyco Group Inc.	37,917	880,433
Wolverine World Wide Inc.	155,162	3,619,929

		45,007,508
AUTO MANUFACTURERS—0.10%
Navistar International Corp.(1)	37,495	922,752
Wabash National Corp.	170,951	2,625,807

		3,548,559
AUTO PARTS & EQUIPMENT—1.41%
Accuride Corp.(1)	60,877	759,136
Aftermarket Technology Corp.(1)	119,335	2,965,475
American Axle & Manufacturing Holdings Inc.	284,759	4,872,226
ArvinMeritor Inc.	386,775	6,648,662
Bandag Inc.	61,628	2,254,969
Commercial Vehicle Group Inc.(1)	115,644	2,391,518
Cooper Tire & Rubber Co.(2)	336,652	3,750,303
Lear Corp.	369,575	8,208,261
Modine Manufacturing Co.	184,259	4,304,290
Noble International Ltd.	18,015	257,975
Superior Industries International Inc.(2)	126,192	2,308,052
Tenneco Inc.(1)	203,147	5,281,822
Titan International Inc.(2)	89,911	1,682,235
Visteon Corp.(1)	702,443	5,064,614

		50,749,538
BANKS—12.39%
Alabama National Bancorp	82,145	5,598,182
AMCORE Financial Inc.	120,094	3,519,955
AmericanWest Bancorporation	61,975	1,403,734
Ameris Bancorp	71,178	1,647,059
Arrow Financial Corp.	51,366	1,408,969
BancFirst Corp.	38,396	1,718,221
Bancorp Inc. (The)(1)	49,439	1,236,469
BancTrust Financial Group Inc.	53,484	1,255,269
Bank Mutual Corp.	333,824	4,079,329
Bank of Granite Corp.	70,591	1,470,411
BankFinancial Corp.	134,287	2,323,165
Banner Corp.	66,710	2,571,003
Boston Private Financial Holdings Inc.	193,514	5,399,041
Cadence Financial Corp.	52,387	1,166,658
Camden National Corp.	37,066	1,478,933
Capital City Bank Group Inc.(2)	71,612	2,162,682
Capital Corp of the West	30,127	964,064
Capitol Bancorp Ltd.	69,489	2,706,597
Cardinal Financial Corp.	35,843	416,496
Cascade Bancorp	6,292	179,385
Cathay General Bancorp	261,446	9,511,405
Centennial Bank Holdings Inc.(1)	324,051	3,350,687
Center Financial Corp.	22,987	543,413
Centerstate Banks of Florida Inc.	49,466	1,014,053
Central Pacific Financial Corp.	167,264	6,473,117
Chemical Financial Corp.	137,593	4,210,346

Chittenden Corp.	256,809	6,638,513
Citizens Banking Corp.	234,521	5,724,658
City Bank	33,211	1,549,625
City Holding Co.	97,537	3,524,987
Coastal Financial Corp.	28,607	373,035
Columbia Bancorp	37,049	928,818
Columbia Banking System Inc.	87,786	3,281,441
Community Bancorp(1)	32,021	995,213
Community Bancorp Inc.	3,838	162,386
Community Bank System Inc.	164,002	3,307,920
Community Banks Inc.	130,802	3,400,852
Community Trust Bancorp Inc.	82,493	2,881,480
Corus Bankshares Inc.	214,325	5,611,028
CVB Financial Corp.	124,808	1,954,493
Farmers Capital Bank Corp.	36,431	1,193,115
First BanCorp (Puerto Rico)	384,847	3,579,077
First Bancorp Inc. (North Carolina)	65,015	1,365,315
First Busey Corp. Class A	23,047	471,772
First Charter Corp.	170,604	4,184,916
First Commonwealth Financial Corp.	387,459	4,920,729
First Community Bancorp	106,191	6,273,764
First Community Bancshares Inc.	54,797	1,807,753
First Financial Bancorp	184,122	2,745,259
First Financial Bankshares Inc.(2)	113,711	4,155,000
First Financial Corp.	73,078	2,193,071
First Indiana Corp.	64,375	1,675,681
First Merchants Corp.	101,228	2,460,853
First Midwest Bancorp Inc.	273,770	10,151,392
First Oak Brook Bancshares Inc. Class A	32,065	1,186,405
First Regional Bancorp(1)	3,556	312,928
First Republic Bank	103,829	4,755,368
1st Source Corp.	63,501	2,148,239
First State Bancorp	90,783	2,158,820
FirstMerit Corp.	437,837	9,168,307
FNB Corp. (Pennsylvania)	315,624	4,977,390
FNB Corp. (Virginia)	40,264	1,489,768
Fremont General Corp.	172,661	3,204,588
Frontier Financial Corp.	109,611	3,725,678
GB&T Bancshares Inc.(2)	71,036	1,545,743
Glacier Bancorp Inc.	154,767	4,530,030
Great Southern Bancorp Inc.	57,523	1,756,177
Greater Bay Bancorp	276,382	7,945,982
Greene County Bancshares Inc.	47,642	1,474,996
Hancock Holding Co.	81,851	4,583,656
Hanmi Financial Corp.	223,175	4,338,522
Harleysville National Corp.	151,016	3,203,049
Heartland Financial USA Inc.	79,506	2,118,835
Heritage Commerce Corp.	30,935	766,879
IBERIABANK Corp.	53,289	3,066,249
Independent Bank Corp. (Massachusetts)	82,688	2,684,879
Independent Bank Corp. (Michigan)	119,873	3,152,660
Integra Bank Corp.	96,011	2,088,239
Interchange Financial Services Corp.	99,339	2,235,127
International Bancshares Corp.	226,031	6,211,332
Intervest Bancshares Corp.(1)	20,056	812,268
Irwin Financial Corp.	111,017	2,152,620
Lakeland Bancorp Inc.(2)	99,458	1,558,507
Lakeland Financial Corp.	52,691	1,279,864
Macatawa Bank Corp.	66,898	1,564,744
MainSource Financial Group Inc.	82,601	1,439,735
MB Financial Inc.	117,457	4,153,280
MBT Financial Corp.	81,075	1,297,200
Mercantile Bank Corp.	33,635	1,340,355

MetroCorp Bancshares Inc.	23,747	695,312
Mid-State Bancshares	122,446	3,428,488
Midwest Banc Holdings Inc.	79,185	1,761,866
Nara Bancorp Inc.	50,894	954,262
National Penn Bancshares Inc.(2)	255,935	5,082,869
NBT Bancorp Inc.	188,683	4,383,106
Northern Empire Bancshares(1)	37,945	910,680
Old National Bancorp	368,359	7,356,129
Old Second Bancorp Inc.	66,910	2,074,210
Omega Financial Corp.	69,131	2,164,492
Oriental Financial Group Inc.	115,225	1,470,271
Pacific Capital Bancorp	233,230	7,258,118
Park National Corp.(2)	65,227	6,445,080
Peoples Bancorp Inc.	58,180	1,736,091
Pinnacle Financial Partners Inc.(1)	28,177	857,426
Placer Sierra Bancshares	33,650	780,343
Preferred Bank	1,557	83,471
PremierWest Bancorp	72,172	1,041,440
Prosperity Bancshares Inc.(2)	140,477	4,620,289
Provident Bankshares Corp.	180,876	6,582,078
R&G Financial Corp. Class B	152,665	1,311,392
Renasant Corp.	56,774	2,290,831
Republic Bancorp Inc.	409,387	5,072,305
Republic Bancorp Inc. Class A	41,339	851,583
Royal Bancshares of Pennsylvania Class A	25,149	610,618
S&T Bancorp Inc.	142,675	4,741,090
Sandy Spring Bancorp Inc.	81,260	2,930,236
Santander BanCorp	24,062	592,406
SCBT Financial Corp.	47,620	1,697,653
Seacoast Banking Corp. of Florida	21,928	583,943
Security Bank Corp.	79,115	1,761,891
Shore Bancshares Inc.	45,915	1,245,674
Simmons First National Corp. Class A	78,295	2,271,338
Southside Bancshares Inc.	51,236	1,143,588
Southwest Bancorp Inc.	77,660	1,980,330
State National Bancshares Inc.	57,767	2,201,500
Sterling Bancorp	103,080	2,010,060
Sterling Bancshares Inc.	250,864	4,703,700
Sterling Financial Corp. (Pennsylvania)	139,608	3,057,415
Summit Bancshares Inc.	40,519	859,408
Sun Bancorp Inc. (New Jersey)(1)(2)	77,861	1,264,463
Superior Bancorp(1)	8,670	95,370
Susquehanna Bancshares Inc.	257,743	6,160,058
SY Bancorp Inc.	52,756	1,449,735
Taylor Capital Group Inc.	32,744	1,336,283
Texas Regional Bancshares Inc. Class A	223,685	8,482,135
Texas United Bancshares Inc.	50,823	1,430,667
Tompkins Trustco Inc.	30,963	1,331,409
TriCo Bancshares	56,459	1,545,847
Trustmark Corp.	255,284	7,906,145
UCBH Holdings Inc.	117,679	1,946,411
UMB Financial Corp.	173,589	5,787,457
Umpqua Holdings Corp.	307,812	7,895,378
Union Bankshares Corp.	48,424	2,089,011
United Bancshares Inc.	203,923	7,469,699
United Community Banks Inc.	165,223	5,029,388
Univest Corp. of Pennsylvania	63,115	1,743,236
USB Holding Co. Inc.	36,561	822,623
Virginia Financial Group Inc.	39,400	1,663,468
W Holding Co. Inc.	597,641	3,974,313
Washington Trust Bancorp Inc.	63,142	1,750,296
WesBanco Inc.	120,394	3,731,010

West Bancorporation	12,282	229,305
West Coast Bancorp	80,821	2,381,795
Westamerica Bancorp	99,192	4,857,432
Wintrust Financial Corp.	79,675	4,051,474
Yardville National Bancorp	46,659	1,667,126

		445,443,724
BEVERAGES—0.04%
Boston Beer Co. Inc. Class A(1)	16,901	495,030
Farmer Brothers Co.	36,707	795,808

		1,290,838
BIOTECHNOLOGY—0.75%
ADVENTRX Pharmaceuticals Inc.(1)	50,741	160,849
Applera Corp. - Celera Genomics Group(1)	422,499	5,471,362
Arena Pharmaceuticals Inc.(1)(2)	79,098	915,955
ARIAD Pharmaceuticals Inc.(1)	142,464	642,513
Bio-Rad Laboratories Inc. Class A(1)	102,195	6,636,543
Cambrex Corp.	146,900	3,059,927
Cotherix Inc.(1)	106,234	914,675
deCODE genetics Inc.(1)	51,779	320,512
Genitope Corp.(1)	37,179	234,971
Geron Corp.(1)	187,044	1,290,604
Incyte Corp.(1)	210,259	967,191
Martek Biosciences Corp.(1)	61,242	1,772,956
Maxygen Inc.(1)	161,699	1,209,509
Northfield Laboratories Inc.(1)	91,412	904,065
Savient Pharmaceuticals Inc.(1)	339,405	1,781,876
Serologicals Corp.(1)(2)	16,500	518,760

		26,802,268
BUILDING MATERIALS—0.53%
Apogee Enterprises Inc.	33,510	492,597
Comfort Systems USA Inc.	146,107	2,087,869
ElkCorp	70,933	1,969,809
Goodman Global Inc.(1)	45,003	683,146
LSI Industries Inc.	109,878	1,866,827
Simpson Manufacturing Co. Inc.	20,512	739,458
Texas Industries Inc.	104,377	5,542,419
U.S. Concrete Inc.(1)	34,845	385,037
Universal Forest Products Inc.	82,346	5,165,565

		18,932,727
CHEMICALS—2.27%
Arch Chemicals Inc.	121,230	4,370,341
CF Industries Holdings Inc.	302,029	4,306,934
Ferro Corp.	234,208	3,737,960
Fuller (H.B.) Co.	161,401	7,032,242
Georgia Gulf Corp.	167,460	4,189,849
Grace (W.R.) & Co.(1)(2)	193,271	2,261,271
Hercules Inc.(1)	285,617	4,358,515
Innospec Inc.	67,480	1,715,342
Minerals Technologies Inc.	109,139	5,675,228
NL Industries Inc.	13,503	145,157
Olin Corp.	359,183	6,440,151
OM Group Inc.(1)	160,901	4,963,796
OMNOVA Solutions Inc.(1)	118,015	670,325
Pioneer Companies Inc.(1)	6,325	172,546
PolyOne Corp.(1)	507,799	4,458,475
Rockwood Holdings Inc.(1)	193,157	4,444,543
Schulman (A.) Inc.	153,588	3,515,629
Sensient Technologies Corp.	254,378	5,319,044
Spartech Corp.	175,930	3,976,018

Stepan Co.	33,802	1,067,467
Terra Industries Inc.(1)	522,338	3,327,293
Tronox Inc. Class B	226,780	2,986,693
UAP Holding Corp.	111,207	2,425,425

		81,560,244
COAL—0.02%
International Coal Group Inc.(1)	102,249	735,170

		735,170
COMMERCIAL SERVICES—3.94%
ABM Industries Inc.	240,065	4,105,111
ACE Cash Express Inc.(1)	61,079	1,787,782
Albany Molecular Research Inc.(1)	88,079	940,684
Alderwoods Group Inc.(1)	223,235	4,344,153
AMN Healthcare Services Inc.(1)	11,771	238,951
Arbitron Inc.	38,162	1,462,749
Banta Corp.	131,757	6,104,302
BearingPoint Inc.(1)	934,191	7,819,179
Bowne & Co. Inc.	174,490	2,495,207
CBIZ Inc.(1)	188,357	1,395,725
CDI Corp.	57,810	1,676,490
Central Parking Corp.	54,938	879,008
Clark Inc.	87,563	1,155,832
Clayton Holdings Inc.(1)	2,406	31,398
Coinmach Service Corp. Class A	71,150	729,287
Coinstar Inc.(1)	143,517	3,435,797
Compass Diversified Trust(1)	71,926	1,026,384
Consolidated Graphics Inc.(1)	20,766	1,081,078
Cornell Companies Inc.(1)	62,687	962,872
CorVel Corp.(1)	18,041	451,025
CRA International Inc.(1)	5,027	226,919
Cross Country Healthcare Inc.(1)	152,394	2,772,047
Deluxe Corp.	281,572	4,921,879
Dollar Thrifty Automotive Group Inc.(1)	135,264	6,096,348
DynCorp International Inc.(1)	56,578	587,280
Educate Inc.(1)	97,042	743,342
Electro Rent Corp.(1)	104,535	1,674,651
Exponent Inc.(1)	87,986	1,486,963
First Advantage Corp. Class A(1)	4,603	107,066
Forrester Research Inc.(1)	19,567	547,485
FTI Consulting Inc.(1)	97,400	2,607,398
Global Cash Access Inc.(1)	36,175	565,415
HealthSpring Inc.(1)	23,090	432,937
Heidrick & Struggles International Inc.(1)	16,809	568,817
Hudson Highland Group Inc.(1)	8,893	95,955
Interactive Data Corp.(1)	196,794	3,953,591
Kelly Services Inc. Class A	69,929	1,899,971
Korn/Ferry International(1)	50,009	979,676
Landauer Inc.	21,972	1,052,459
LECG Corp.(1)	27,152	501,497
Live Nation Inc.(1)	258,417	5,261,370
MAXIMUS Inc.	117,679	2,724,269
MPS Group Inc.(1)	357,332	5,381,420
Navigant Consulting Inc.(1)	16,803	380,588
NCO Group Inc.(1)	177,346	4,689,028
PHH Corp.(1)	292,382	8,052,200
PRA International(1)	19,817	441,325
QC Holdings Inc.(1)	21,549	291,127
Rent-A-Center Inc.(1)	381,069	9,473,375
Rewards Network Inc.(1)	36,502	298,221
SFBC International Inc.(1)	99,649	1,510,679
Source Interlink Companies Inc.(1)(2)	156,504	1,862,398

SOURCECORP Inc.(1)	85,232	2,112,901
Spherion Corp.(1)	150,847	1,375,725
Standard Parking Corp.(1)	1,423	38,535
StarTek Inc.	57,360	857,532
Stewart Enterprises Inc. Class A	576,756	3,316,347
TNS Inc.(1)	100,609	2,081,600
Valassis Communications Inc.(1)	109,367	2,579,968
Vertrue Inc.(1)	41,469	1,784,411
Viad Corp.	121,789	3,811,996
Volt Information Sciences Inc.(1)	45,525	2,121,465
Watson Wyatt Worldwide Inc.	180,457	6,341,259
Wright Express Corp.(1)	35,833	1,029,840

		141,762,289
COMPUTERS—2.37%
Advanced Digital Information Corp.(1)	340,463	4,007,250
Agilysys Inc.	167,542	3,015,756
BISYS Group Inc. (The)(1)	505,057	6,919,281
Brocade Communications Systems Inc.(1)	511,240	3,139,014
CACI International Inc. Class A(1)	28,840	1,682,237
CIBER Inc.(1)	280,611	1,849,226
Covansys Corp.(1)	171,309	2,153,354
Echelon Corp.(1)	169,127	1,266,761
Electronics For Imaging Inc.(1)	317,834	6,636,374
Gateway Inc.(1)	1,422,455	2,702,664
Hutchinson Technology Inc.(1)	140,781	3,045,093
iGATE Corp.(1)	11,000	70,290
IHS Inc. Class A(1)	14,616	433,072
Imation Corp.	191,451	7,859,064
Integral Systems Inc.	3,431	92,054
Intergraph Corp.(1)	23,687	745,904
Komag Inc.(1)(2)	41,317	1,908,019
Magma Design Automation Inc.(1)	185,165	1,360,963
Manhattan Associates Inc.(1)	135,672	2,752,785
McDATA Corp. Class A(1)	845,319	3,448,902
Mentor Graphics Corp.(1)	440,633	5,719,416
Mercury Computer Systems Inc.(1)	83,595	1,286,527
MTS Systems Corp.	12,314	486,526
Ness Technologies Inc.(1)	94,099	1,011,564
NetScout Systems Inc.(1)	25,887	230,912
Palm Inc.(1)(2)	476,353	7,669,283
Perot Systems Corp. Class A(1)	474,300	6,867,864
Quantum Corp.(1)	1,037,026	2,717,008
RadiSys Corp.(1)	80,462	1,766,946
SI International Inc.(1)	39,150	1,200,339
Silicon Storage Technology Inc.(1)	313,318	1,272,071

		85,316,519
COSMETICS & PERSONAL CARE—0.13%
Chattem Inc.(1)	31,875	968,044
Elizabeth Arden Inc.(1)	142,442	2,546,863
Inter Parfums Inc.	8,605	148,178
Revlon Inc. Class A(1)	860,070	1,083,688

		4,746,773
DISTRIBUTION & WHOLESALE—0.70%
Aviall Inc.(1)	41,870	1,989,662
BlueLinx Holdings Inc.	68,804	896,516
Building Materials Holdings Corp.(2)	158,882	4,428,041
Central European Distribution Corp.(1)	29,986	754,448
Core-Mark Holding Co. Inc.(1)	54,417	1,948,129
Owens & Minor Inc.	220,031	6,292,887
ScanSource Inc.(1)	9,013	264,261
United Stationers Inc.(1)	173,362	8,550,214

		25,124,158

DIVERSIFIED FINANCIAL SERVICES—1.86%
Accredited Home Lenders Holding Co.(1)(2)	98,964	4,731,469
Advanta Corp. Class B	93,340	3,355,573
Asset Acceptance Capital Corp.(1)	22,923	453,875
Calamos Asset Management Inc. Class A	18,813	545,389
CharterMac	285,937	5,349,881
Cohen & Steers Inc.	15,077	355,817
CompuCredit Corp.(1)	24,778	952,466
Doral Financial Corp.	369,646	2,369,431
eSpeed Inc.(1)	112,522	937,308
Federal Agricultural Mortgage Corp.(2)	60,856	1,685,711
Financial Federal Corp.	148,626	4,133,289
Friedman, Billings, Ramsey Group Inc. Class A	806,212	8,844,146
GAMCO Investors Inc. Class A	30,952	1,137,796
Knight Capital Group Inc. Class A(1)	572,907	8,725,374
LaBranche & Co. Inc.(1)(2)	291,008	3,524,107
MarketAxess Holdings Inc.(1)	96,054	1,057,555
Marlin Business Services Corp.(1)	45,225	1,020,276
National Financial Partners Corp.	35,095	1,555,059
Ocwen Financial Corp.(1)	187,895	2,388,145
Piper Jaffray Companies Inc.(1)	114,030	6,979,776
Sanders Morris Harris Group Inc.	73,099	1,104,526
Stifel Financial Corp.(1)	33,277	1,175,011
SWS Group Inc.	86,711	2,091,469
Waddell & Reed Financial Inc. Class A	100,007	2,056,144
World Acceptance Corp.(1)	7,948	282,313

		66,811,906
ELECTRIC—3.08%
ALLETE Inc.	137,854	6,527,387
Aquila Inc.(1)	2,051,820	8,638,162
Avista Corp.	268,428	6,128,211
Black Hills Corp.	182,488	6,264,813
CH Energy Group Inc.	86,509	4,152,432
Cleco Corp.	276,648	6,432,066
Duquesne Light Holdings Inc.(2)	430,111	7,071,025
El Paso Electric Co.(1)	265,686	5,356,230
Empire District Electric Co. (The)	164,376	3,377,927
IDACORP Inc.	234,875	8,053,864
ITC Holdings Corp.	11,282	299,876
MGE Energy Inc.	112,266	3,497,086
NorthWestern Corp.	194,807	6,691,620
Ormat Technologies Inc.	5,207	198,647
Otter Tail Corp.	161,705	4,419,398
PNM Resources Inc.	377,719	9,427,866
Portland General Electric Co.	147,507	3,683,250
UIL Holdings Corp.	80,831	4,549,977
UniSource Energy Corp.	192,467	5,995,347
Westar Energy Inc.	478,198	10,066,068

		110,831,252
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Advanced Energy Industries Inc.(1)	33,456	442,957
Belden CDT Inc.(2)	233,436	7,715,060
EnerSys(1)	255,496	5,339,866
General Cable Corp.(1)	21,912	766,920
GrafTech International Ltd.(1)	291,778	1,692,312
Greatbatch Inc.(1)	90,853	2,144,131
Littelfuse Inc.(1)	61,742	2,122,690
Powell Industries Inc.(1)	42,267	1,011,449

Power-One Inc.(1)	291,849	1,926,203
Superior Essex Inc.(1)	102,624	3,071,536
Universal Display Corp.(1)	45,225	601,945

		26,835,069
ELECTRONICS—1.87%
Analogic Corp.	32,668	1,522,655
Badger Meter Inc.	22,407	604,989
Bel Fuse Inc. Class B	55,232	1,812,162
Benchmark Electronics Inc.(1)	278,326	6,713,223
Brady Corp. Class A	89,897	3,311,805
Checkpoint Systems Inc.(1)	215,004	4,775,239
Coherent Inc.(1)	72,095	2,431,764
CTS Corp.	88,432	1,316,752
Cubic Corp.	85,354	1,673,792
Cymer Inc.(1)	11,287	524,394
Eagle Test Systems Inc.(1)	15,691	219,988
Electro Scientific Industries Inc.(1)	159,138	2,862,893
Excel Technology Inc.(1)	22,781	681,608
KEMET Corp.(1)	476,233	4,390,868
Methode Electronics Inc.	204,650	2,150,871
Metrologic Instruments Inc.(1)	18,731	281,152
Molecular Devices Corp.(1)	11,450	349,912
OSI Systems Inc.(1)	49,786	884,697
Park Electrochemical Corp.	100,338	2,583,703
Paxar Corp.(1)	225,319	4,634,812
Photon Dynamics Inc.(1)	39,650	496,418
Rofin-Sinar Technologies Inc.(1)	5,050	290,223
Technitrol Inc.	222,589	5,152,935
TTM Technologies Inc.(1)	29,796	431,148
Varian Inc.(1)	112,446	4,667,633
Viisage Technology Inc.(1)(2)	107,342	1,627,305
Watts Water Technologies Inc. Class A	105,968	3,555,226
Woodward Governor Co.	164,968	5,033,174
X-Rite Inc.	70,867	778,828
Zygo Corp.(1)	99,117	1,624,528

		67,384,697
ENERGY - ALTERNATE SOURCES—0.16%
FuelCell Energy Inc.(1)(2)	262,113	2,511,043
Headwaters Inc.(1)	101,402	2,591,835
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	237,954	809,044

		5,911,922
ENGINEERING & CONSTRUCTION—0.99%
Dycom Industries Inc.(1)	221,280	4,711,051
EMCOR Group Inc.(1)	172,645	8,402,632
Granite Construction Inc.	136,894	6,197,191
Infrasource Services Inc.(1)	146,443	2,666,727
Insituform Technologies Inc. Class A(1)	149,163	3,414,341
Layne Christensen Co.(1)	41,761	1,183,924
Perini Corp.(1)	12,287	276,457
Sterling Construction Co. Inc.(1)	5,864	161,846
Washington Group International Inc.	158,893	8,475,353

		35,489,522
ENTERTAINMENT—0.55%
Bally Technologies Inc.(1)	37,777	622,187
Bluegreen Corp.(1)	114,715	1,314,634
Carmike Cinemas Inc.	67,556	1,424,080
Churchill Downs Inc.	47,951	1,795,765
Dover Motorsports Inc.	90,104	528,910

Great Wolf Resorts Inc.(1)	147,112	1,766,815
Macrovision Corp.(1)	41,431	891,595
Magna Entertainment Corp. Class A(1)(2)	219,380	1,153,939
Pinnacle Entertainment Inc.(1)	100,007	3,065,215
Six Flags Inc.(1)(2)	390,314	2,193,565
Speedway Motorsports Inc.	83,990	3,169,783
Steinway Musical Instruments Inc.(1)	40,187	985,385
Vail Resorts Inc.(1)	20,104	745,858

		19,657,731
ENVIRONMENTAL CONTROL—0.59%
Calgon Carbon Corp.	217,963	1,327,395
Casella Waste Systems Inc. Class A(1)	6,505	85,150
Metal Management Inc.	142,996	4,378,538
Mine Safety Appliances Co.	65,097	2,616,899
Synagro Technologies Inc.	337,042	1,324,575
Tetra Tech Inc.(1)	123,467	2,190,305
Waste Connections Inc.(1)	180,860	6,583,304
Waste Holdings Inc.	38,775	879,417
Waste Services Inc.(1)	193,672	1,741,114

		21,126,697
FOOD—1.86%
Chiquita Brands International Inc.	231,042	3,183,759
Diamond Foods Inc.	21,142	339,752
Flowers Foods Inc.	127,397	3,648,650
Gold Kist Inc.(1)	280,123	3,745,245
Great Atlantic & Pacific Tea Co.	105,725	2,402,072
Hain Celestial Group Inc.(1)	170,430	4,390,277
Imperial Sugar Co.	62,051	1,471,850
Ingles Markets Inc. Class A	64,521	1,096,857
J&J Snack Foods Corp.	37,907	1,253,584
Lance Inc.	100,533	2,314,270
M&F Worldwide Corp.(1)	57,886	931,965
Nash Finch Co.	73,191	1,558,236
Pathmark Stores Inc.(1)	263,889	2,483,195
Performance Food Group Co.(1)	189,736	5,764,180
Pilgrim’s Pride Corp.	222,100	5,730,180
Premium Standard Farms Inc.	75,841	1,230,899
Ralcorp Holdings Inc.(1)	132,849	5,650,068
Ruddick Corp.	218,398	5,352,935
Sanderson Farms Inc.	93,177	2,608,024
Seaboard Corp.(2)	1,944	2,488,320
Spartan Stores Inc.	115,394	1,688,214
Tootsie Roll Industries Inc.	20,881	608,264
TreeHouse Foods Inc.(1)	170,630	4,076,351
Village Super Market Inc. Class A	9,002	588,461
Weis Markets Inc.	52,349	2,156,779

		66,762,387
FOREST PRODUCTS & PAPER—0.98%
Bowater Inc.	306,953	6,983,181
Buckeye Technologies Inc.(1)	206,708	1,579,249
Caraustar Industries Inc.(1)	159,593	1,436,337
Glatfelter Co.	243,964	3,871,709
Longview Fibre Co.	207,457	3,960,354
Mercer International Inc.(1)(2)	148,914	1,292,574
Potlatch Corp.	212,029	8,004,095
Rock-Tenn Co. Class A	175,132	2,793,355
Schweitzer-Mauduit International Inc.	84,724	1,834,275
Wausau Paper Corp.	231,802	2,885,935
Xerium Technologies Inc.	52,376	493,382

		35,134,446

GAS—1.84%
Cascade Natural Gas Corp.	63,017	1,329,029
EnergySouth Inc.	37,874	1,182,805
Laclede Group Inc. (The)	117,059	4,022,147
New Jersey Resources Corp.	153,827	7,196,027
Nicor Inc.	243,583	10,108,695
Northwest Natural Gas Co.	151,362	5,604,935
Peoples Energy Corp.(2)	210,813	7,570,295
Piedmont Natural Gas Co.	418,986	10,181,360
South Jersey Industries Inc.	160,055	4,383,906
Southwest Gas Corp.	219,836	6,889,660
WGL Holdings Inc.	267,640	7,748,178

		66,217,037
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	88,356	2,764,659
Regal-Beloit Corp.	78,127	3,449,307

		6,213,966
HEALTH CARE - PRODUCTS—1.04%
Biosite Inc.(1)	11,993	547,600
CONMED Corp.(1)	154,207	3,192,085
Datascope Corp.	65,927	2,033,189
Encore Medical Corp.(1)	146,780	706,012
HealthTronics Inc.(1)	192,423	1,472,036
ICU Medical Inc.(1)	48,847	2,063,297
Invacare Corp.	170,332	4,237,860
Inverness Medical Innovations Inc.(1)	142,453	4,021,448
Kensey Nash Corp.(1)	42,495	1,253,603
Medical Action Industries Inc.(1)	34,681	766,103
Merge Technologies Inc.(1)	61,562	757,828
Merit Medical Systems Inc.(1)	149,440	2,056,294
Northstar Neuroscience Inc.(1)	11,065	114,855
Oakley Inc.	90,408	1,523,375
Steris Corp.	371,350	8,489,061
Symmetry Medical Inc.(1)	27,560	424,424
Thoratec Corp.(1)	34,725	481,636
Viasys Healthcare Inc.(1)	63,425	1,623,680
Visicu Inc.(1)	6,352	112,113
Vital Sign Inc.	4,012	198,714
Wright Medical Group Inc.(1)	19,333	404,640
Young Innovations Inc.	1,998	70,390
Zoll Medical Corp.(1)	21,392	700,802

		37,251,045
HEALTH CARE - SERVICES—1.30%
Air Methods Corp.(1)	6,607	172,971
Alliance Imaging Inc.(1)	38,206	244,518
AMERIGROUP Corp.(1)	231,460	7,184,518
AmSurg Corp.(1)	62,284	1,416,961
Apria Healthcare Group Inc.(1)	209,000	3,950,100
Capital Senior Living Corp.(1)	119,335	1,226,764
Emeritus Corp.(1)	10,484	196,575
Genesis HealthCare Corp.(1)	107,401	5,087,585
Gentiva Health Services Inc.(1)	69,109	1,107,817
Horizon Health Corp.(1)	82,383	1,720,157
Kindred Healthcare Inc.(1)	184,085	4,786,210
Magellan Health Services Inc.(1)	175,219	7,939,173
Matria Healthcare Inc.(1)	6,097	130,598
MedCath Corp.(1)	27,413	516,461
Molina Healthcare Inc.(1)	35,176	1,338,447
National Healthcare Corp.	5,738	255,628

Odyssey Healthcare Inc.(1)	43,059	756,547
Option Care Inc.	132,045	1,581,899
RehabCare Group Inc.(1)	93,177	1,619,416
Res-Care Inc.(1)	121,240	2,424,800
Sunrise Senior Living Inc.(1)	58,983	1,630,880
Symbion Inc.(1)	48,092	998,390
VistaCare Inc. Class A(1)	29,730	359,733

		46,646,148
HOLDING COMPANIES - DIVERSIFIED—0.08%
Resource America Inc. Class A	86,298	1,643,977
Star Maritime Acquisition Corp.(1)	103,552	1,052,088

		2,696,065
HOME BUILDERS—0.79%
AMREP Corporation	1,775	96,418
Brookfield Homes Corp.	41,940	1,381,923
Cavco Industries Inc.(1)	21,841	970,614
Hovnanian Enterprises Inc. Class A(1)	198,152	5,960,412
Levitt Corp. Class A	89,752	1,436,032
M/I Homes Inc.	57,952	2,032,956
Meritage Homes Corp.(1)	124,107	5,864,056
Monaco Coach Corp.(2)	146,726	1,863,420
Orleans Homebuilders Inc.	25,854	420,128
Palm Harbor Homes Inc.(1)(2)	37,456	658,851
Skyline Corp.	37,435	1,601,469
Technical Olympic USA Inc.	107,928	1,549,846
WCI Communities Inc.(1)(2)	183,471	3,695,106
Williams Scotsman International Inc.(1)	10,446	228,141
Winnebago Industries Inc.	15,902	493,598

		28,252,970
HOME FURNISHINGS—0.60%
Audiovox Corp. Class A(1)	90,821	1,240,615
DTS Inc.(1)	22,575	439,761
Ethan Allen Interiors Inc.(2)	144,548	5,283,229
Furniture Brands International Inc.(2)	247,601	5,160,005
Hooker Furniture Corp.	58,680	984,064
Kimball International Inc. Class B	83,453	1,644,859
La-Z-Boy Inc.(2)	283,835	3,973,690
Sealy Corp.(1)	66,144	877,731
Stanley Furniture Co. Inc.	67,225	1,611,383
Universal Electronics Inc.(1)	10,668	188,930

		21,404,267
HOUSEHOLD PRODUCTS & WARES—1.14%
ACCO Brands Corp.(1)	150,033	3,285,723
American Greetings Corp. Class A	292,914	6,154,123
Blyth Inc.	141,687	2,615,542
Central Garden & Pet Co.(1)	108,297	4,662,186
CSS Industries Inc.	37,055	1,065,331
Ennis Inc.	139,853	2,752,307
Fossil Inc.(1)	136,986	2,467,118
Harland (John H.) Co.	89,143	3,877,721
Playtex Products Inc.(1)	84,604	882,420
Prestige Brands Holdings Inc.(1)	182,646	1,820,981
Russ Berrie & Co. Inc.(1)	64,608	792,094
Spectrum Brands Inc.(1)	202,696	2,618,832
Standard Register Co. (The)	97,927	1,160,435
Tupperware Brands Corp.	180,734	3,558,652
WD-40 Co.	47,567	1,596,824
Yankee Candle Co. Inc. (The)	67,155	1,679,547

		40,989,836

HOUSEWARES—0.04%
Lifetime Brands Inc.(2)	10,880	235,770
National Presto Industries Inc.	26,045	1,361,633

		1,597,403
INSURANCE—4.68%
Affirmative Insurance Holdings Inc.	41,246	645,500
Alfa Corp.	178,590	2,957,450
American Equity Investment Life Holding Co.	305,331	3,254,828
American Physicians Capital Inc.(1)	37,641	1,979,540
Argonaut Group Inc.(1)	171,635	5,155,915
Baldwin & Lyons Inc. Class B	44,401	1,132,226
Bristol West Holdings Inc.	83,919	1,342,704
Capital Title Group Inc.	141,236	1,040,909
CNA Surety Corp.(1)	87,770	1,516,666
Commerce Group Inc.	298,327	8,812,580
Crawford & Co. Class B	128,119	919,894
Delphi Financial Group Inc. Class A	227,258	8,263,101
Direct General Corp.(2)	81,081	1,371,891
Donegal Group Inc. Class A	71,259	1,383,137
EMC Insurance Group Inc.	32,500	934,700
Enstar Group Inc.(1)	1,026	94,587
FBL Financial Group Inc. Class A	74,571	2,416,100
First Acceptance Corp.(1)	38,749	456,463
FPIC Insurance Group Inc.(1)	57,328	2,221,460
Great American Financial Resources Inc.	48,375	1,012,489
Harleysville Group Inc.	75,483	2,394,321
Hilb, Rogal & Hobbs Co.	184,106	6,861,631
Horace Mann Educators Corp.	236,010	4,000,370
Independence Holding Co.	27,592	618,337
Infinity Property & Casualty Corp.	113,487	4,652,967
James River Group Inc.(1)	50,096	1,247,390
Kansas City Life Insurance Co.	21,928	924,704
LandAmerica Financial Group Inc.	94,339	6,094,299
Meadowbrook Insurance Group(1)	138,078	1,148,809
Midland Co. (The)	63,853	2,425,137
National Interstate Corp.	32,614	884,492
National Western Life Insurance Co. Class A	12,374	2,965,429
Navigators Group Inc. (The)(1)	71,629	3,138,783
NYMAGIC Inc.	31,767	922,831
Odyssey Re Holdings Corp.(2)	70,559	1,859,230
Ohio Casualty Corp.	348,982	10,375,235
Phoenix Companies Inc.	618,013	8,701,623
PMA Capital Corp. Class A(1)	176,934	1,822,420
Presidential Life Corp.	117,788	2,895,229
ProAssurance Corp.(1)	171,207	8,248,753
RLI Corp.	122,489	5,901,520
Safety Insurance Group Inc.	71,542	3,401,822
SCPIE Holdings Inc.(1)	55,162	1,282,517
SeaBright Insurance Holdings Inc.(1)	87,270	1,405,920
Selective Insurance Group Inc.	151,005	8,436,649
State Auto Financial Corp.	78,984	2,570,139
Stewart Information Services Corp.	94,415	3,428,209
Triad Guaranty Inc.(1)	63,185	3,088,483
21st Century Insurance Group	152,431	2,195,006
United Fire & Casualty Co.	113,210	3,411,017
Universal American Financial Corp.(1)	208,984	2,748,140
USI Holdings Corp.(1)	253,340	3,397,289
Zenith National Insurance Corp.	202,706	8,041,347

		168,402,188

INTERNET—2.02%
Agile Software Corp.(1)	268,841	1,704,452
Ariba Inc.(1)	409,344	3,368,901
@Road Inc.(1)	125,010	690,055
Avocent Corp.(1)	240,065	6,301,706
CMGI Inc.(1)	2,536,067	3,068,641
Cogent Communications Group Inc.(1)	115,149	1,078,946
EarthLink Inc.(1)	732,043	6,339,492
FTD Group Inc.(1)	70,477	951,440
Harris Interactive Inc.(1)	210,449	1,199,559
i2 Technologies Inc.(1)	26,120	330,940
InfoSpace Inc.(1)	80,815	1,832,076
Internet Capital Group Inc.(1)	215,026	1,935,234
Internet Security Systems Inc.(1)	197,023	3,713,884
Interwoven Inc.(1)	121,169	1,039,630
iPass Inc.(1)	110,828	620,637
NetBank Inc.	254,317	1,686,122
NetRatings Inc.(1)	73,045	1,014,595
1-800-FLOWERS.COM Inc.(1)	18,714	107,980
ProQuest Co.(1)	139,336	1,712,439
RealNetworks Inc.(1)	144,946	1,550,922
RSA Security Inc.(1)	350,486	9,529,714
S1 Corp.(1)	389,386	1,869,053
Secure Computing Corp.(1)	232,074	1,995,836
SonicWALL Inc.(1)	353,548	3,178,397
Stellent Inc.	73,420	701,161
TIBCO Software Inc.(1)	1,007,529	7,103,079
United Online Inc.	352,278	4,227,336
Vignette Corp.(1)	111,076	1,619,488
webMethods Inc.(1)	215,325	2,125,258

		72,596,973
INVESTMENT COMPANIES—0.68%
Apollo Investment Corp.	445,634	8,235,316
Ares Capital Corp.	209,163	3,541,130
Capital Southwest Corp.	15,039	1,570,824
Gladstone Capital Corp.(2)	62,073	1,327,741
Gladstone Investment Corp.	32,966	494,490
Harris & Harris Group Inc.(1)	22,786	251,557
MCG Capital Corp.	292,974	4,658,287
Medallion Financial Corp.	80,565	1,044,122
MVC Capital Inc.	93,872	1,261,640
NGP Capital Resources Co.	95,501	1,397,180
Technology Investment Capital Corp.	48,918	716,649

		24,498,936
IRON & STEEL—0.87%
Chaparral Steel Co.(1)	102,488	7,381,186
Cleveland-Cliffs Inc.	78,333	6,211,024
Gibraltar Industries Inc.	132,898	3,854,042
Olympic Steel Inc.	45,937	1,625,710
Oregon Steel Mills Inc.(1)	25,881	1,311,131
Ryerson Inc.(2)	142,952	3,859,704
Schnitzer Steel Industries Inc. Class A	123,978	4,398,739
Shiloh Industries Inc.(1)	26,478	398,229
Steel Technologies Inc.	62,703	1,218,946
Wheeling-Pittsburgh Corp.(1)	59,130	1,176,096

		31,434,807
LEISURE TIME—0.48%
Ambassadors International Inc.	39,216	911,772
Arctic Cat Inc.	70,467	1,374,811
Bally Total Fitness Holding Corp.(1)	154,636	1,048,432
Callaway Golf Co.	415,387	5,395,877

K2 Inc.(1)	258,232	2,825,058
Marine Products Corp.	29,465	286,694
Multimedia Games Inc.(1)	148,974	1,509,107
Nautilus Inc.	43,749	687,297
Navigant International Inc.(1)	85,157	1,365,067
Polaris Industries Inc.	44,276	1,917,151

		17,321,266
LODGING—0.82%
Ameristar Casinos Inc.	105,061	2,043,436
Aztar Corp.(1)	147,057	7,641,082
Gaylord Entertainment Co.(1)	222,974	9,730,585
Lakes Gaming Inc.(1)	125,552	1,517,924
Lodgian Inc.(1)	103,802	1,479,179
Marcus Corp.	117,924	2,462,253
MTR Gaming Group Inc.(1)	93,644	878,381
Riviera Holdings Corp.(1)	27,440	554,288
Trump Entertainment Resorts Inc.(1)	153,648	3,096,007

		29,403,135
MACHINERY—0.88%
Albany International Corp. Class A	48,097	2,038,832
Briggs & Stratton Corp.	280,692	8,732,328
Cascade Corp.	68,838	2,722,543
Cognex Corp.	19,697	512,713
Gehl Corp.(1)	38,396	980,250
Gerber Scientific Inc.(1)	102,347	1,331,534
Gorman-Rupp Co. (The)	50,144	1,333,830
Kadant Inc.(1)	74,647	1,716,881
Lindsay Manufacturing Co.	54,352	1,474,026
NACCO Industries Inc.	30,284	4,161,324
Nordson Corp.	21,967	1,080,337
Robbins & Myers Inc.(2)	64,505	1,686,161
Sauer-Danfoss Inc.	13,014	330,816
Tecumseh Products Co. Class A(1)	91,184	1,750,733
Tennant Co.	37,771	1,899,126

		31,751,434
MANUFACTURING—1.40%
Ameron International Corp.	47,978	3,215,486
Applied Films Corp.(1)	85,362	2,431,963
AptarGroup Inc.	192,853	9,567,437
Barnes Group Inc.	36,528	728,734
Blount International Inc.(1)	95,392	1,146,612
CLARCOR Inc.	181,614	5,410,281
EnPro Industries Inc.(1)	115,731	3,888,562
Federal Signal Corp.	264,855	4,009,905
FreightCar America Inc.	31,594	1,753,783
Griffon Corp.(1)	163,350	4,263,435
Jacuzzi Brands Inc.(1)	209,227	1,841,198
Koppers Holdings Inc.	54,759	1,094,632
Lancaster Colony Corp.	34,601	1,365,701
Matthews International Corp. Class A	59,939	2,066,097
Myers Industries Inc.	58,664	1,008,434
Reddy Ice Holdings Inc.	11,721	238,522
Smith (A.O.) Corp.	28,993	1,344,115
Standex International Corp.	67,871	2,059,885
Tredegar Corp.	187,152	2,960,745

		50,395,527
MEDIA—1.95%
Belo (A.H.) Corp.	498,493	7,776,491
Charter Communications Inc. Class A(1)	2,163,603	2,444,871

Citadel Broadcasting Corp.	202,511	1,802,348
Courier Corp.	45,937	1,838,399
Cox Radio Inc. Class A(1)	247,889	3,574,559
Crown Media Holdings Inc.(1)	40,427	166,559
Cumulus Media Inc. Class A(1)(2)	162,883	1,737,962
Emmis Communications Corp.(1)	122,468	1,915,400
Entercom Communications Corp.	175,012	4,578,314
Entravision Communications Corp.(1)	168,296	1,442,297
Fisher Communications Inc.(1)	41,784	1,760,360
Gray Television Inc.	235,337	1,362,601
Hollinger International Inc.	195,264	1,567,970
Journal Communications Inc. Class A	240,158	2,699,376
Journal Register Co.	217,181	1,945,942
Lee Enterprises Inc.	251,071	6,766,363
Lin TV Corp. Class A(1)	151,558	1,144,263
Media General Inc. Class A	121,230	5,078,325
Mediacom Communications Corp.(1)	139,255	867,559
Outdoor Channel Holdings Inc.(1)	72,100	744,072
Playboy Enterprises Inc. Class B(1)	103,401	1,031,942
Primedia Inc.(1)(2)	1,089,685	1,994,124
Radio One Inc. Class D(1)	419,871	3,107,045
Readers Digest Association Inc. (The)	259,176	3,618,097
Salem Communications Corp. Class A(1)	50,671	659,230
Scholastic Corp.(1)	192,581	5,001,329
Spanish Broadcasting System Inc. Class A(1)	140,422	717,556
Westwood One Inc.	385,189	2,888,918

		70,232,272
METAL FABRICATE & HARDWARE—0.91%
Ampco-Pittsburgh Corp.	36,126	1,035,010
Castle (A.M.) & Co.	26,588	857,463
CIRCOR International Inc.	87,726	2,674,766
Ladish Co. Inc.(1)	3,920	146,882
Lawson Products Inc.	24,454	963,977
Mueller Industries Inc.	174,377	5,759,672
Mueller Water Porducts Inc. Class A(1)	14,985	260,889
NN Inc.	85,707	1,058,481
NS Group Inc.(1)	76,580	4,218,026
Quanex Corp.	163,295	7,033,116
Valmont Industries Inc.	7,335	341,004
Worthington Industries Inc.	397,253	8,322,450

		32,671,736
MINING—0.46%
Brush Engineered Materials Inc.(1)	106,511	2,220,754
Century Aluminum Co.(1)	58,115	2,074,124
Compass Minerals International Inc.	175,490	4,378,476
Royal Gold Inc.	55,476	1,543,342
Stillwater Mining Co.(1)	42,158	534,563
USEC Inc.	477,145	5,654,168

		16,405,427
OFFICE & BUSINESS EQUIPMENT—0.31%
Global Imaging Systems Inc.(1)	90,000	3,715,200
IKON Office Solutions Inc.	603,065	7,598,619

		11,313,819
OFFICE FURNISHINGS—0.00%
CompX International Inc.	8,779	157,144

		157,144

OIL & GAS—2.57%
Alon USA Energy Inc.	25,089	789,551
Bill Barrett Corp.(1)	87,188	2,581,637
Bois d’Arc Energy LLC(1)	5,256	86,566
Brigham Exploration Co.(1)	249,615	1,974,455
Bronco Drilling Co. Inc.(1)	12,080	252,351
Callon Petroleum Co.(1)	53,739	1,039,312
Comstock Resources Inc.(1)	73,365	2,190,679
Delta Petroleum Corp.(1)	24,101	412,850
Edge Petroleum Corp.(1)	95,337	1,904,833
Encore Acquisition Co.(1)	289,781	7,774,824
Energy Partners Ltd.(1)	56,177	1,064,554
EXCO Resources Inc.(1)	285,421	3,253,799
Giant Industries Inc.(1)	55,531	3,695,588
Harvest Natural Resources Inc.(1)	203,863	2,760,305
Houston Exploration Co.(1)	159,675	9,770,513
McMoRan Exploration Co.(1)(2)	133,907	2,356,763
Meridian Resource Corp. (The)(1)	477,107	1,669,875
Parker Drilling Co.(1)	593,488	4,261,244
Penn Virginia Corp.	58,343	4,077,009
PetroCorp Inc. Escrow(3)	19,086	0
Petrohawk Energy Corp.(1)	323,003	4,069,838
PetroQuest Energy Inc.(1)	166,537	2,045,074
RAM Energy Resources Inc.(1)	57,219	327,293
Remington Oil & Gas Corp.(1)	21,117	928,514
Rosetta Resources Inc.(1)(2)	277,685	4,615,125
Stone Energy Corp.(1)	149,652	6,966,301
Sulphco Inc.(1)	75,412	539,950
Swift Energy Co.(1)(2)	159,903	6,864,636
Warren Resources Inc.(1)	211,068	3,030,936
Western Refining Inc.	127,278	2,746,659
Whiting Petroleum Corp.(1)(2)	202,843	8,493,036

		92,544,070
OIL & GAS SERVICES—1.46%
Dawson Geophysical Co.(1)	19,253	592,415
Gulf Island Fabrication Inc.	22,634	453,585
Hanover Compressor Co.(1)(2)	561,179	10,538,942
Hornbeck Offshore Services Inc.(1)	127,756	4,537,893
Input/Output Inc.(1)(2)	279,651	2,642,702
Lone Star Technologies Inc.(1)	158,969	8,587,505
Maverick Tube Corp.(1)	33,053	2,088,619
Newpark Resources Inc.(1)	207,984	1,279,102
Oil States International Inc.(1)	129,917	4,453,555
T-3 Energy Services Inc.(1)	6,113	119,081
Trico Marine Services Inc.(1)	65,048	2,211,632
Union Drilling Inc.(1)	73,649	1,094,424
Universal Compression Holdings Inc.(1)	165,467	10,419,457
Veritas DGC Inc.(1)	59,325	3,059,984
Warrior Energy Service Corp.(1)	20,968	510,151

		52,589,047
PACKAGING & CONTAINERS—0.29%
Chesapeake Corp.	108,781	1,785,096
Greif Inc. Class A	90,457	6,780,657
Silgan Holdings Inc.	51,329	1,899,686

		10,465,439
PHARMACEUTICALS—0.95%
Alpharma Inc. Class A	187,363	4,504,207
Altus Pharmaceuticals Inc.(1)	6,889	127,102
Anadys Pharmaceuticals Inc.(1)	57,333	167,412
Andrx Corp.(1)	77,394	1,794,767
AtheroGenics Inc.(1)(2)	32,244	420,784
Bentley Pharmaceuticals Inc.(1)	88,394	968,798

Bradley Pharmaceuticals Inc.(1)	79,827	814,235
Caraco Pharmaceutical Laboratories Ltd.(1)	7,970	72,926
Cypress Bioscience Inc.(1)	68,588	421,130
Dendreon Corp.(1)(2)	370,525	1,793,341
Emisphere Technologies Inc.(1)	19,470	166,079
Indevus Pharmaceuticals Inc.(1)	38,939	212,996
Nabi Biopharmaceuticals(1)	329,323	1,890,314
NBTY Inc.(1)	269,829	6,451,611
Neurocrine Biosciences Inc.(1)	44,097	467,428
New River Pharmaceuticals Inc.(1)	12,965	369,503
NPS Pharmaceuticals Inc.(1)	43,005	209,864
Nuvelo Inc.(1)	80,462	1,339,692
Par Pharmaceutical Companies Inc.(1)	65,791	1,214,502
Perrigo Co.	394,376	6,349,454
Pharmion Corp.(1)	38,982	663,863
Renovis Inc.(1)	36,202	554,253
Rigel Pharmaceuticals Inc.(1)	101,043	983,148
Sciele Pharma Inc.(1)	19,659	455,892
ViroPharma Inc.(1)	219,477	1,891,892

		34,305,193
PIPELINES—0.08%
TransMontaigne Inc.(1)	245,115	2,747,739

		2,747,739
REAL ESTATE—0.26%
Avatar Holdings Inc.(1)(2)	31,820	1,812,785
California Coastal Communities Inc.(1)	55,150	1,764,800
HouseValues Inc.(1)	4,175	28,933
Resource Capital Corp.	11,922	153,436
Tarragon Corp.	74,163	1,027,158
Trammell Crow Co.(1)	125,877	4,427,094

		9,214,206
REAL ESTATE INVESTMENT TRUSTS—10.67%
Aames Investment Corp.	259,171	1,293,263
Affordable Residential Communities Inc.(1)	187,455	2,015,141
Agree Realty Corp.	42,300	1,436,931
Alexandria Real Estate Equities Inc.	102,037	9,048,641
American Campus Communities Inc.	94,426	2,346,486
American Financial Realty Trust	710,956	6,882,054
American Home Mortgage Investment Corp.	241,944	8,918,056
Anthracite Capital Inc.	313,144	3,807,831
Anworth Mortgage Asset Corp.	249,002	2,066,717
Arbor Realty Trust Inc.	65,243	1,634,337
Ashford Hospitality Trust Inc.	265,611	3,352,011
BioMed Realty Trust Inc.	306,574	9,178,826
Capital Lease Funding Inc.	182,114	2,077,921
Capital Trust Inc. Class A	53,918	1,920,559
Cedar Shopping Centers Inc.	167,362	2,463,569
CentraCore Properties Trust	60,390	1,494,653
Crescent Real Estate Equities Co.	432,738	8,031,617
Deerfield Triarc Capital Corp.	283,538	3,680,323
DiamondRock Hospitality Co.	351,854	5,210,958
EastGroup Properties Inc.	9,621	449,108
Education Realty Trust Inc.	144,956	2,413,517
Entertainment Properties Trust	145,194	6,250,602
Equity Inns Inc.	299,294	4,956,309
Equity One Inc.	209,395	4,376,356
Extra Space Storage Inc.	255,229	4,144,919
FelCor Lodging Trust Inc.	272,391	5,921,780
Fieldstone Investment Corp.	266,392	2,440,151
First Industrial Realty Trust Inc.	245,657	9,320,227

First Potomac Realty Trust	112,511	3,351,703
Franklin Street Properties Corp.	270,757	5,328,498
Glenborough Realty Trust Inc.	176,711	3,806,355
GMH Communities Trust	217,897	2,871,882
Gramercy Capital Corp.	90,544	2,345,090
Healthcare Realty Trust Inc.	262,390	8,357,122
Heritage Property Investment Trust Inc.	155,092	5,415,813
Hersha Hospitality Trust	153,002	1,421,389
Highland Hospitality Corp.	327,775	4,615,072
Highwoods Properties Inc.	296,676	10,733,738
Home Properties Inc.	24,812	1,377,314
HomeBanc Corp.	310,889	2,468,459
Impac Mortgage Holdings Inc.	417,755	4,670,501
Inland Real Estate Corp.	350,735	5,218,937
Innkeepers USA Trust	237,042	4,096,086
Investors Real Estate Trust	255,556	2,307,671
JER Investors Trust Inc.	88,969	1,383,468
Kite Realty Group Trust	156,878	2,445,728
KKR Financial Corp.	441,138	9,180,082
LaSalle Hotel Properties	219,267	10,152,062
Lexington Corporate Properties Trust	290,194	6,268,190
LTC Properties Inc.	128,239	2,866,142
Luminent Mortgage Capital Inc.	215,064	1,991,493
Maguire Properties Inc.	176,896	6,221,432
Medical Properties Trust Inc.	219,847	2,427,111
MFA Mortgage Investments Inc.	434,666	2,990,502
Mid-America Apartment Communities Inc.	96,858	5,399,834
MortgageIT Holdings Inc.	159,642	1,925,283
National Health Investors Inc.	129,302	3,476,931
National Retail Properties Inc.	317,677	6,337,656
Nationwide Health Properties Inc.	410,208	9,233,782
Newcastle Investment Corp.	241,477	6,114,198
Newkirk Realty Trust Inc.	106,342	1,846,097
NorthStar Realty Finance Corp.	232,198	2,788,698
NovaStar Financial Inc.(2)	180,246	5,697,576
Omega Healthcare Investors Inc.	262,598	3,471,546
Parkway Properties Inc.	77,856	3,542,448
Pennsylvania Real Estate Investment Trust	201,133	8,119,739
Post Properties Inc.	235,473	10,676,346
PS Business Parks Inc.	69,750	4,115,250
RAIT Investment Trust	153,176	4,472,739
Ramco-Gershenson Properties Trust	92,466	2,490,109
Realty Income Corp.	456,041	9,987,298
Redwood Trust Inc.	106,516	5,201,176
Republic Property Trust	142,969	1,412,534
Saxon Capital Inc.	274,731	3,142,923
Senior Housing Properties Trust	350,785	6,282,559
Sizeler Property Investors Inc.	94,860	1,523,452
Sovran Self Storage Inc.	85,365	4,335,688
Spirit Finance Corp.	450,150	5,068,689
Strategic Hotels & Resorts Inc.	401,602	8,329,225
Sunstone Hotel Investors Inc.	317,975	9,240,354
Trustreet Properties Inc.	370,628	4,888,583
Universal Health Realty Income Trust	64,663	2,027,185
Urstadt Biddle Properties Inc. Class A	115,871	1,887,539
U-Store-It Trust	257,950	4,864,937
Windrose Medical Properties Trust	111,729	1,631,243
Winston Hotels Inc.	145,281	1,779,692
Winthrop Realty Trust Inc.	132,398	786,444

		383,542,456

RETAIL—5.50%
AC Moore Arts & Crafts Inc.(1)	39,047	636,857
AFC Enterprises Inc.(1)	140,944	1,797,036
America’s Car-Mart Inc.(1)	22,125	449,359
Applebee’s International Inc.	66,855	1,284,953
Asbury Automotive Group Inc.(1)	67,306	1,409,388
Big 5 Sporting Goods Corp.	25,170	490,815
Big Lots Inc.(1)	619,799	10,586,167
Blockbuster Inc. Class A(1)(2)	1,046,473	5,211,436
Bob Evans Farms Inc.	196,794	5,905,788
Bon-Ton Stores Inc. (The)	36,512	798,883
Books-A-Million Inc.	77,752	1,296,903
Borders Group Inc.	355,329	6,559,373
Brown Shoe Co. Inc.	114,661	3,907,647
Buckle Inc. (The)	5,782	242,092
Cabela’s Inc. Class A(1)(2)	164,974	3,177,399
Cache Inc.(1)	3,691	64,002
Casey’s General Store Inc.	253,193	6,332,357
Cash America International Inc.	77,498	2,479,936
CBRL Group Inc.	169,692	5,755,953
CEC Entertainment Inc.(1)	79,474	2,552,705
Charming Shoppes Inc.(1)	331,103	3,721,598
Conn’s Inc.(1)	7,232	192,010
Cost Plus Inc.(1)	121,110	1,775,473
CSK Auto Corp.(1)	109,394	1,309,446
dELiA*s Inc.(1)	51,095	412,848
Domino’s Pizza Inc.	207,994	5,145,772
Finish Line Inc. (The)	233,718	2,764,884
Fred’s Inc.	219,049	2,924,304
Genesco Inc.(1)	110,812	3,753,202
Group 1 Automotive Inc.	136,334	7,681,058
Haverty Furniture Companies Inc.	123,603	1,939,331
IHOP Corp.	75,939	3,651,147
Insight Enterprises Inc.(1)	264,910	5,046,536
Jack in the Box Inc.(1)	194,004	7,604,957
Jo-Ann Stores Inc.(1)(2)	131,969	1,933,346
Kenneth Cole Productions Inc. Class A	50,346	1,124,226
Krispy Kreme Doughnuts Inc.(1)(2)	160,945	1,310,092
Landry’s Restaurants Inc.	89,844	2,915,438
Lithia Motors Inc. Class A	86,884	2,634,323
Lone Star Steakhouse & Saloon Inc.	91,201	2,392,202
Longs Drug Stores Corp.	20,957	956,058
Luby’s Inc.(1)	117,527	1,225,807
MarineMax Inc.(1)	84,398	2,213,760
McCormick & Schmick’s Seafood Restaurants Inc.(1)	7,584	180,499
Morton’s Restaurant Group Inc.(1)	36,685	562,014
Movado Group Inc.	97,081	2,228,009
99 Cents Only Stores(1)	259,579	2,715,196
Nu Skin Enterprises Inc. Class A	123,907	1,840,019
O’Charley’s Inc.(1)	126,752	2,154,784
Pantry Inc. (The)(1)	10,446	601,063
Papa John’s International Inc.(1)	48,109	1,597,219
Payless ShoeSource Inc.(1)	319,626	8,684,238
Pep Boys - Manny, Moe & Jack Inc.	297,659	3,491,540
Pier 1 Imports Inc.	477,965	3,336,196
PriceSmart Inc.(1)	43,657	437,443
Rare Hospitality International Inc.(1)	26,978	775,887
Regis Corp.	250,608	8,924,151
Ruby Tuesday Inc.	26,891	656,409
Rush Enterprises Inc. Class A(1)	119,650	2,174,041
Ryan’s Restaurant Group Inc.(1)	231,525	2,757,463
School Specialty Inc.(1)	113,732	3,622,364
Shoe Carnival Inc.(1)	45,947	1,096,295
Smart & Final Inc.(1)	76,026	1,280,278
Sonic Automotive Inc.	165,419	3,668,993

Stage Stores Inc.	146,069	4,820,277
Steak n Shake Co. (The)(1)	154,533	2,339,630
Stein Mart Inc.	66,302	981,270
Syms Corp.(1)	35,740	657,616
Systemax Inc.(1)	52,968	413,150
Talbots Inc. (The)	123,493	2,278,446
Tuesday Morning Corp.	40,612	534,048
West Marine Inc.(1)(2)	78,654	1,060,256
Zale Corp.(1)	262,879	6,332,755

		197,768,416
SAVINGS & LOANS—3.65%
Abington Community Bancorp Inc.	38,238	572,805
Anchor BanCorp Wisconsin Inc.	107,184	3,233,741
BankAtlantic Bancorp Inc. Class A	259,084	3,844,807
BankUnited Financial Corp. Class A	171,853	5,244,954
Berkshire Hills Bancorp Inc.	47,251	1,676,465
BFC Financial Corp. Class A(1)	89,246	617,582
Brookline Bancorp Inc.	338,014	4,654,453
Citizens First Bancorp Inc.	46,231	1,234,830
Clifton Savings Bancorp Inc.	73,148	792,193
Commercial Capital Bancorp Inc.	212,262	3,343,127
Dime Community Bancshares	137,263	1,862,659
Downey Financial Corp.	115,420	7,831,247
Fidelity Bankshares Inc.	100,039	3,183,241
First Financial Holdings Inc.	66,003	2,112,096
First Niagara Financial Group Inc.	609,978	8,551,892
First Place Financial Corp.	83,078	1,911,625
FirstFed Financial Corp.(1)	91,135	5,255,755
Flag Financial Corp.	77,193	1,501,404
Flagstar Bancorp Inc.	222,713	3,554,499
Flushing Financial Corp.	93,416	1,677,751
Franklin Bank Corp. (Texas)(1)	128,483	2,594,072
Harbor Florida Bancshares Inc.(2)	101,511	3,770,119
Home Federal Bancorp Inc.	30,969	423,037
Horizon Financial Corp.	54,314	1,489,833
Investors Bancorp Inc.(1)	275,323	3,730,627
ITLA Capital Corp.	30,453	1,601,219
Kearny Financial Corp.	119,764	1,772,507
KNBT Bancorp Inc.	158,947	2,625,804
MAF Bancorp Inc.	184,660	7,910,834
NASB Financial Inc.	21,761	734,869
NewAlliance Bancshares Inc.	322,068	4,608,793
Northwest Bancorp Inc.	102,532	2,717,098
OceanFirst Financial Corp.	47,880	1,063,894
Partners Trust Financial Group Inc.	261,164	2,979,881
PennFed Financial Services Inc.	52,523	979,554
PFF Bancorp Inc.	98,541	3,267,620
Provident Financial Services Inc.	372,003	6,677,454
Provident New York Bancorp	232,850	3,078,277
Rockville Financial Inc.(1)	48,000	706,560
Sound Federal Bancorp Inc.	18,471	384,012
Sterling Financial Corp. (Washington)	192,478	5,872,504
TierOne Corp.	99,578	3,362,749
United Community Financial Corp.	148,838	1,786,056
Wauwatosa Holdings Inc.(1)(2)	52,409	894,098
Westfield Financial Inc.	11,147	323,263
Willow Grove Bancorp Inc.	81,732	1,300,356
WSFS Financial Corp.	32,424	1,992,455

		131,304,671

SEMICONDUCTORS—2.10%
Actel Corp.(1)	141,888	2,036,093
ADE Corp.(1)	3,431	111,473
AMIS Holdings Inc.(1)	108,036	1,080,360
Applied Micro Circuits Corp.(1)	1,621,556	4,426,848
Asyst Technologies Inc.(1)	94,388	710,742
ATMI Inc.(1)	61,849	1,522,722
Axcelis Technologies Inc.(1)	554,268	3,270,181
Bookham Inc.(1)	318,225	1,069,236
Brooks Automation Inc.(1)	409,627	4,833,599
Cabot Microelectronics Corp.(1)(2)	57,518	1,743,371
Cirrus Logic Inc.(1)	63,359	515,742
Cohu Inc.	123,766	2,172,093
Conexant Systems Inc.(1)	316,548	791,370
Credence Systems Corp.(1)	548,327	1,919,145
DSP Group Inc.(1)	142,958	3,552,506
Emulex Corp.(1)	320,782	5,219,123
Entegris Inc.(1)	679,536	6,475,978
Exar Corp.(1)	93,329	1,238,476
Genesis Microchip Inc.(1)	103,014	1,190,842
IXYS Corp.(1)	15,679	150,518
Kopin Corp.(1)	46,898	169,302
Kulicke & Soffa Industries Inc.(1)	311,379	2,307,318
Lattice Semiconductor Corp.(1)	626,346	3,870,818
Mattson Technology Inc.(1)	21,582	210,856
MIPS Technologies Inc. Class A(1)	104,785	636,045
MKS Instruments Inc.(1)	199,710	4,018,165
ON Semiconductor Corp.(1)	58,479	343,857
Pericom Semiconductor Corp.(1)	69,071	573,289
Photronics Inc.(1)	227,166	3,362,057
PortalPlayer Inc.(1)	73,870	724,665
Power Integrations Inc.(1)	21,733	379,893
Rudolph Technologies Inc.(1)	114,210	1,656,045
Semitool Inc.(1)	105,909	955,299
Skyworks Solutions Inc.(1)	690,195	3,802,974
Staktek Holdings Inc.(1)	46,887	227,871
Standard Microsystems Corp.(1)	92,395	2,016,983
TriQuint Semiconductor Inc.(1)	766,644	3,419,232
Ultratech Inc.(1)	18,373	289,191
Varian Semiconductor Equipment Associates Inc.(1)	44,601	1,454,439
Veeco Instruments Inc.(1)	12,282	292,803
Virage Logic Corp.(1)	8,426	79,120
Zoran Corp.(1)	32,277	785,622

		75,606,262
SOFTWARE—2.44%
Actuate Corp.(1)	57,529	232,417
Altiris Inc.(1)	119,743	2,160,164
ANSYS Inc.(1)	12,840	614,009
Aspen Technology Inc.(1)	248,199	3,256,371
Avid Technology Inc.(1)	209,585	6,985,468
Blackbaud Inc.	46,013	1,044,495
Borland Software Corp.(1)	426,968	2,254,391
Bottomline Technologies Inc.(1)	106,441	866,430
Covad Communications Group Inc.(1)	1,607,109	3,230,289
CSG Systems International Inc.(1)	147,681	3,653,628
Dendrite International Inc.(1)	204,645	1,890,920
Digi International Inc.(1)	66,753	836,415
eFunds Corp.(1)	189,681	4,182,466
EPIQ Systems Inc.(1)(2)	81,814	1,361,385
FileNET Corp.(1)	188,716	5,082,122
Hyperion Solutions Corp.(1)	167,173	4,613,975
Infocrossing Inc.(1)	19,936	230,261
Inter-Tel Inc.	96,983	2,042,462
INVESTools Inc.(1)	70,949	563,335

JDA Software Group Inc.(1)	131,921	1,850,852
Keane Inc.(1)	107,891	1,348,638
Lawson Software Inc.(1)	682,772	4,574,572
ManTech International Corp. Class A(1)	23,520	725,827
MapInfo Corp.(1)	30,697	400,596
Neoware Inc.(1)	7,824	96,157
NetIQ Corp.(1)	207,621	2,530,900
OPNET Technologies Inc.(1)	6,792	88,024
Parametric Technology Corp.(1)	305,711	3,885,587
Pegasystems Inc.	78,735	505,479
Progress Software Corp.(1)	225,445	5,277,667
QAD Inc.	37,163	288,013
Quest Software Inc.(1)	111,076	1,559,507
Safeguard Scientifics Inc.(1)	659,476	1,424,468
Schawk Inc.	69,168	1,210,440
SSA Global Technologies Inc.(1)	24,986	484,229
Sybase Inc.(1)	466,308	9,046,375
SYNNEX Corp.(1)	68,507	1,298,893
Take-Two Interactive Software Inc.(1)	371,769	3,963,058
THQ Inc.(1)(2)	67,258	1,452,773
Ulticom Inc.(1)	71,031	743,695

		87,856,753
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	13,345	390,475

		390,475
TELECOMMUNICATIONS—4.19%
Adaptec Inc.(1)	625,896	2,716,389
ADTRAN Inc.	141,460	3,172,948
Aeroflex Inc.(1)	350,795	4,093,778
Alaska Communications Systems Group Inc.	230,266	2,912,865
Anaren Inc.(1)	80,960	1,658,870
Andrew Corp.(1)	876,136	7,762,565
Anixter International Inc.	92,640	4,396,694
Arris Group Inc.(1)	275,225	3,610,952
Atlantic Tele-Network Inc.	2,199	45,805
Black Box Corp.	95,913	3,676,345
Broadwing Corp.(1)	418,471	4,331,175
CalAmp Corp.(1)	127,593	1,134,302
Carrier Access Corp.(1)	86,820	718,001
C-COR Inc.(1)	80,603	622,255
Cincinnati Bell Inc.(1)	1,355,267	5,556,595
Commonwealth Telephone Enterprises Inc.	53,819	1,784,638
Consolidated Communications Holdings Inc.	127,848	2,126,112
CT Communications Inc.	105,496	2,412,694
Ditech Networks Inc.(1)	177,509	1,547,878
EMS Technologies Inc.(1)	26,788	481,380
Eschelon Telecom Inc.(1)	11,895	184,016
Extreme Networks Inc.(1)	654,194	2,721,447
FairPoint Communications Inc.	150,955	2,173,752
Foundry Networks Inc.(1)	363,826	3,878,385
General Communication Inc. Class A(1)	122,072	1,503,927
Golden Telecom Inc.	119,775	3,036,296
Harmonic Inc.(1)	38,260	171,405
IDT Corp. Class B(1)(2)	291,578	4,020,861
Iowa Telecommunications Services Inc.	172,400	3,261,808
Ixia(1)	13,649	122,841
Lightbridge Inc.(1)	44,352	574,358
Loral Space & Communications Ltd.(1)	62,458	1,771,309
MasTec Inc.(1)	220,835	2,917,230
MRV Communications Inc.(1)(2)	685,878	2,133,081
Newport Corp.(1)	223,018	3,595,050

NTELOS Holdings Corp.(1)	13,394	193,543
Oplink Communications Inc.(1)	84,045	1,538,864
Optical Communication Products Inc.(1)	109,464	220,023
Plantronics Inc.	116,653	2,590,863
Polycom Inc.(1)	255,235	5,594,751
Powerwave Technologies Inc.(1)(2)	615,444	5,612,849
Premiere Global Services Inc.(1)	396,623	2,994,504
Price Communications Corp.(1)	250,001	4,237,517
RCN Corp.(1)	159,876	3,985,709
RF Micro Devices Inc.(1)	174,366	1,040,965
SafeNet Inc.(1)	151,199	2,679,246
SAVVIS Inc.(1)	15,360	454,810
Shenandoah Telecommunications Co.	36,680	1,723,960
SureWest Communications	80,304	1,551,473
Sycamore Networks Inc.(1)	1,011,558	4,106,925
Symmetricom Inc.(1)	208,326	1,472,865
Syniverse Holdings Inc.(1)	17,754	260,984
Talk America Holdings Inc.(1)	166,999	1,033,724
Tekelec(1)	47,549	587,230
3Com Corp.(1)	2,148,211	10,998,840
Time Warner Telecom Inc. Class A(1)(2)	89,828	1,333,946
USA Mobility Inc.(2)	150,092	2,491,527
UTStarcom Inc.(1)	353,434	2,753,251
Valor Communications Group Inc.	226,720	2,595,944
Vonage Holdings Corp.(1)	73,186	628,668
Wireless Facilities Inc.(1)	197,793	543,931
Zhone Technologies Inc.(1)	315,315	643,243

		150,698,162
TEXTILES—0.16%
G&K Services Inc. Class A	116,746	4,004,388
UniFirst Corp.	52,810	1,821,945

		5,826,333
TOYS, GAMES & HOBBIES—0.32%
JAKKS Pacific Inc.(1)	151,129	3,036,182
LeapFrog Enterprises Inc.(1)(2)	159,854	1,614,525
Marvel Entertainment Inc.(1)	58,163	1,163,260
RC2 Corp.(1)	107,570	4,158,656
Topps Co. (The)	189,340	1,556,375

		11,528,998
TRANSPORTATION—1.22%
Arkansas Best Corp.	138,685	6,963,374
Atlas Air Worldwide Holdings Inc.(1)	88,002	4,315,618
Bristow Group Inc.(1)	128,206	4,615,416
Dynamex Inc.(1)	8,204	178,929
Florida East Coast Industries Inc.	70,130	3,669,903
Forward Air Corp.	16,239	661,414
GulfMark Offshore Inc.(1)	87,313	2,255,295
Heartland Express Inc.	157,145	2,811,324
Horizon Lines Inc. Class A	50,351	806,623
Maritrans Inc.	58,712	1,461,929
Marten Transport Ltd.(1)	58,956	1,281,703
P.A.M. Transportation Services Inc.(1)	12,617	364,505
Patriot Transportation Holding Inc.(1)	6,516	565,458
PHI Inc.(1)	31,680	1,051,776
RailAmerica Inc.(1)	213,354	2,231,683
SCS Transportation Inc.(1)	80,440	2,214,513
SIRVA Inc.(1)	272,125	1,760,649
U.S. Xpress Enterprises Inc. Class A(1)	27,152	733,647
USA Truck Inc.(1)	20,300	361,746
Werner Enterprises Inc.	282,061	5,717,376

		44,022,881

TRUCKING & LEASING—0.15%
AMERCO(1)	5,575	561,180
Greenbrier Companies Inc. (The)	46,497	1,522,312
Interpool Inc.	65,689	1,459,610
TAL International Group Inc.(1)	82,764	1,994,612

		5,537,714
WATER—0.33%
American States Water Co.	92,352	3,292,349
California Water Service Group	94,660	3,383,148
PICO Holdings Inc.(1)	49,238	1,587,926
SJW Corp.	82,628	2,102,883
Southwest Water Co.(2)	124,412	1,489,212

		11,855,518

TOTAL COMMON STOCKS
(Cost: $3,523,400,933)		3,572,018,521

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.10%

CERTIFICATES OF DEPOSIT(4)—0.09%
Credit Suisse First Boston NY
5.28%, 04/23/07	$98,139	98,139
Fortis Bank NY
4.43%, 07/20/06	245,234	245,234
Societe Generale
5.33%, 12/08/06	981,387	981,387
Toronto-Dominion Bank
3.94%, 07/10/06	490,693	490,693
Washington Mutual Bank
5.28%, 08/07/06	490,693	490,693
Wells Fargo Bank N.A.
4.78%, 12/05/06	785,110	785,110

		3,091,256
COMMERCIAL PAPER(4)—0.65%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	2,739,816	2,724,424
ASAP Funding Ltd.
5.21%, 08/08/06(5)	471,066	468,611
Barton Capital Corp.
5.29%, 08/01/06(5)	938,098	934,100
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	372,927	372,049
CC USA Inc.
5.03%, 10/24/06(5)	196,277	193,178
Chariot Funding LLC
5.30%, 07/28/06(5)	739,328	736,607
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	2,152,819	2,152,210
Curzon Funding LLC
5.30%, 07/31/06(5)	981,387	977,341
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	723,989	707,087

Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	2,077,341	2,070,055
Five Finance Inc.
5.19%, 12/01/06(5)	441,624	432,010
General Electric Capital Services Inc.
5.22%, 12/11/06	98,139	95,848
Govco Inc.
5.22%, 08/03/06(5)	981,387	976,976
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	333,672	328,501
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	245,347	244,481
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	902,680	900,446
Landale Funding LLC
5.30%, 08/15/06(5)	1,079,526	1,072,692
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	1,519,481	1,507,921
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	991,201	988,292
Prudential Funding LLC
5.22%, 07/31/06	490,693	488,701
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	981,387	978,959
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	1,149,881	1,149,230
Scaldis Capital LLC
5.30%, 07/25/06(5)	613,436	611,449
Sydney Capital Corp.
5.10%, 07/07/06(5)	1,073,539	1,072,931
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	1,199,539	1,196,571

		23,380,670
MEDIUM-TERM NOTES(4)—0.07%
Bank of America N.A.
5.28%, 04/20/07	245,347	245,347
Dorada Finance Inc.
3.93%, 07/07/06(5)	304,230	304,230
K2 USA LLC
3.94%, 07/07/06(5)	588,832	588,832
Marshall & Ilsley Bank
5.18%, 12/15/06	981,387	982,914
Sigma Finance Inc.
5.13%, 03/30/07(5)	343,485	343,485
US Bank N.A.
2.85%, 11/15/06	196,277	194,941

		2,659,749
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	3,603,919	3,603,919

		3,603,919

REPURCHASE AGREEMENTS(4)—0.53%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,963,651 (collateralized by non-U.S. Government debt securities, value $2,024,447, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,962,774	1,962,774
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,472,739 (collateralized by non-U.S. Government debt securities, value $1,621,547, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,472,080	1,472,080
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,963,651 (collateralized by non-U.S. Government debt securities, value $2,016,043, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,962,774	1,962,774
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,454,563 (collateralized by non-U.S. Government debt securities, value $2,745,735, 0.00% to 10.00%, 6/1/28 to 12/15/35).	2,453,467	2,453,467
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $589,100 (collateralized by non-U.S. Government debt securities, value $666,582, 0.00% to 10.00%, 9/10/34 to 5/9/36).	588,832	588,832
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $981,825 (collateralized by non-U.S. Government debt securities, value $1,002,396, 5.22% to 5.42%, 7/3/06).	981,387	981,387
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,570,933 (collateralized by non-U.S. Government debt securities, value $1,651,005, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,570,219	1,570,219
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,963,651 (collateralized by non-U.S. Government debt securities, value $2,063,779, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,962,774	1,962,774
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $981,825 (collateralized by non-U.S. Government debt securities, value $1,012,244, 6.38% to 8.49%, 1/7/09 to 2/23/36).	981,387	981,387
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $981,825 (collateralized by non-U.S. Government debt securities, value $1,012,257, 0.07% to 7.75%, 2/22/11 to 12/15/45).	981,387	981,387
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $981,825 (collateralized by non-U.S. Government debt securities, value $1,032,772, 3.79% to 7.22%, 5/15/07 to 3/15/42).	981,387	981,387

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $343,641 (collateralized by non-U.S. Government debt securities, value $363,614, 0.00% to 10.00%, 7/3/06 to 6/30/36).	343,485	343,485
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $722,615 (collateralized by non-U.S. Government debt securities, value $727,229, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	686,971	686,971
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,963,654 (collateralized by non-U.S. Government debt securities, value $2,063,757, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,962,774	1,962,774

		18,891,698
TIME DEPOSITS(4)—0.26%
ABN Amro Bank NV
5.30%, 07/03/06	981,387	981,387
KBC Bank NV
5.32%, 07/03/06	2,944,161	2,944,161
Societe Generale
5.32%, 07/03/06	2,453,467	2,453,467
UBS AG
5.25%-5.34%, 07/03/06	2,829,426	2,829,426

		9,208,441
VARIABLE & FLOATING RATE NOTES(4)—1.40%

Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	2,512,351	2,512,704
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	736,040	736,036
American Express Centurion Bank
5.34%, 07/19/07	1,079,526	1,080,815
American Express Credit Corp.
5.23%, 07/05/07	294,416	294,611
ASIF Global Financing
5.17%, 05/03/07(5)	98,139	98,185
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	637,902	637,902
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	1,668,358	1,668,348
BMW US Capital LLC
5.20%, 07/13/07(5)	981,387	981,387
BNP Paribas
5.14%, 05/18/07(5)	1,815,566	1,815,566
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	716,412	716,413
Commodore CDO Ltd.
5.38%, 06/12/07(5)	245,347	245,347
Credit Agricole SA
5.31%, 07/23/07	981,387	981,387
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	981,387	981,387
DEPFA Bank PLC
5.37%, 06/15/07	981,387	981,387
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	1,128,595	1,128,684
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	981,387	981,387
Fifth Third Bancorp
5.28%, 06/22/07(5)	1,962,774	1,962,774

First Tennessee Bank N.A.
5.21%, 08/25/06	294,416	294,420
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	736,040	735,973
General Electric Capital Corp.
5.25%, 04/09/07	441,624	441,865
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	1,472,080	1,472,355
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	981,387	981,387
JP Morgan Chase & Co.
5.12%, 07/02/07	736,040	736,040
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	1,472,080	1,472,041
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	1,025,568	1,025,568
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,226,734	1,226,335
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	1,079,526	1,079,432
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	476,944	476,944
Marshall & Ilsley Bank
5.18%, 07/13/07	539,763	539,763
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	1,472,080	1,472,080
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	123,655	123,696
Mound Financing PLC
5.11%, 05/08/07(5)	922,504	922,504
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	981,387	981,330
National City Bank of Indiana
5.17%, 05/21/07	490,693	490,730
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	2,649,745	2,649,819
Newcastle Ltd.
5.34%, 04/24/07(5)	345,939	345,856
Northern Rock PLC
5.17%, 05/03/07(5)	1,177,664	1,177,693
Principal Life Global Funding I
5.63%, 02/08/07	441,624	442,870
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	736,040	736,001
Sigma Finance Inc.
5.51%, 06/18/07(5)	804,737	804,737
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	981,387	981,387
Strips III LLC
5.37%, 07/24/06(5)	229,416	229,416
SunTrust Bank
5.08%, 05/01/07	981,387	981,437
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	1,854,821	1,854,624
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	1,373,942	1,373,942
US Bank N.A.
5.28%, 09/29/06	441,624	441,596
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	1,571,005	1,571,005
Wachovia Bank N.A.
5.36%, 05/22/07	1,962,774	1,962,774

Wells Fargo & Co.
5.19%, 07/13/07(5)	490,693	490,725
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	883,248	883,239
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	970,592	967,399
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	331,454	331,454

		50,502,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,338,490)		111,338,490

TOTAL INVESTMENTS IN SECURITIES—102.43%
(Cost: $3,634,739,423)		3,683,357,011
Other Assets, Less Liabilities—(2.43)%		(87,381,577)

NET ASSETS—100.00%		$3,595,975,434

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.81%

ADVERTISING—0.25%
ADVO Inc.	4,840	$119,109
Catalina Marketing Corp.	7,036	200,245
Clear Channel Outdoor Holdings Inc. Class A(1)	5,393	113,037
Donnelley (R.H.) Corp.(1)	7,810	422,287
Getty Images Inc.(1)	7,914	502,618
Harte-Hanks Inc.	8,520	218,453
Interpublic Group of Companies Inc.(1)	66,494	555,225
inVentiv Health Inc.(1)	4,440	127,783
Lamar Advertising Co.(1)	12,617	679,552
Marchex Inc. Class B(1)(2)	3,513	57,719
Omnicom Group Inc.	26,006	2,316,875
SITEL Corp.(1)	8,921	34,970
ValueVision Media Inc. Class A(1)	4,644	51,223

		5,399,096
AEROSPACE & DEFENSE—1.89%
AAR Corp.(1)	5,562	123,643
Alliant Techsystems Inc.(1)	5,371	410,076
Argon ST Inc.(1)	1,949	51,902
Armor Holdings Inc.(1)	4,566	250,354
BE Aerospace Inc.(1)	11,805	269,862
Boeing Co. (The)	121,870	9,982,372
Curtiss-Wright Corp.	6,680	206,278
DRS Technologies Inc.	6,075	296,156
EDO Corp.	2,533	61,653
Esterline Technologies Corp.(1)	3,864	160,704
GenCorp Inc.(1)	8,432	135,165
General Dynamics Corp.	61,528	4,027,623
Goodrich (B.F.) Co.	18,888	760,998
HEICO Corp.	3,140	89,019
Herley Industries Inc.(1)	2,212	24,797
Innovative Solutions & Support Inc.(1)	1,829	25,716
K&F Industries Holdings Inc.(1)	2,856	50,637
Kaman Corp.	3,663	66,667
L-3 Communications Holdings Inc.	18,587	1,401,832
Lockheed Martin Corp.	55,821	4,004,599
Moog Inc. Class A(1)	5,597	191,529
MTC Technologies Inc.(1)	1,540	36,390
Northrop Grumman Corp.	52,399	3,356,680
Orbital Sciences Corp.(1)	8,394	135,479
Raytheon Co.	68,005	3,030,983
Rockwell Collins Inc.	26,073	1,456,699
Sequa Corp. Class A(1)	1,021	83,211
Teledyne Technologies Inc.(1)	5,218	170,942
TransDigm Group Inc.(1)	1,684	40,332
Triumph Group Inc.(1)	2,427	116,496
United Industrial Corp.(2)	1,440	65,160
United Technologies Corp.	154,073	9,771,310

		40,855,264

AGRICULTURE—1.62%
Alico Inc.	580	31,964
Alliance One International Inc.	14,475	64,269
Altria Group Inc.	318,268	23,370,419
Andersons Inc.	1,899	79,017
Archer-Daniels-Midland Co.	99,750	4,117,680
Delta & Pine Land Co.	5,425	159,495
Loews Corp.-Carolina Group	14,221	730,533
Maui Land & Pineapple Co. Inc.(1)	538	20,336
Monsanto Co.	41,243	3,472,248
Reynolds American Inc.	13,088	1,509,046
Tejon Ranch Co.(1)	1,659	68,284
Universal Corp.	3,918	145,828
UST Inc.	24,599	1,111,629
Vector Group Ltd.	5,281	85,816

		34,966,564
AIRLINES—0.25%
AirTran Holdings Inc.(1)	13,831	205,529
Alaska Air Group Inc.(1)	6,044	238,254
AMR Corp.(1)	32,124	816,592
Continental Airlines Inc. Class B(1)(2)	13,366	398,307
ExpressJet Holdings Inc.(1)	7,536	52,074
Frontier Airlines Holdings Inc.(1)	5,520	39,799
JetBlue Airways Corp.(1)(2)	26,478	321,443
Mesa Air Group Inc.(1)	5,513	54,303
Republic Airways Holdings Inc.(1)	4,958	84,385
SkyWest Inc.	9,702	240,610
Southwest Airlines Co.	122,323	2,002,428
UAL Corp.(1)	15,012	465,672
US Airways Group Inc.(1)	9,268	468,405

		5,387,801
APPAREL—0.44%
Carter’s Inc.(1)	7,393	195,397
Cherokee Inc.	1,183	48,929
Coach Inc.(1)	58,675	1,754,382
Columbia Sportswear Co.(1)	2,010	90,973
Crocs Inc.(1)(2)	1,507	37,901
Deckers Outdoor Corp.(1)	1,664	64,164
DHB Industries Inc.(1)(3)	4,354	6,836
Guess? Inc.(1)	3,196	133,433
Gymboree Corp.(1)	5,068	176,164
Hartmarx Corp.(1)	4,834	29,004
Iconix Brand Group Inc.(1)	5,345	87,337
Jones Apparel Group Inc.	17,159	545,485
Kellwood Co.	3,898	114,094
K-Swiss Inc. Class A	3,941	105,225
Liz Claiborne Inc.	15,931	590,403
Maidenform Brands Inc.(1)	2,213	27,286
Nike Inc. Class B	29,407	2,381,967
Oxford Industries Inc.	2,305	90,840
Perry Ellis International Inc.(1)	1,106	27,993
Phillips-Van Heusen Corp.	8,416	321,155
Polo Ralph Lauren Corp.	9,307	510,954
Quiksilver Inc.(1)	18,598	226,524
Russell Corp.	5,067	92,017
Skechers U.S.A. Inc. Class A(1)	1,637	39,468
Steven Madden Ltd.	3,176	94,073
Stride Rite Corp.	5,593	73,772
Timberland Co. Class A(1)	7,626	199,039

True Religion Apparel Inc.(1)	2,013	35,630
VF Corp.	13,383	908,973
Volcom Inc.(1)	2,003	64,076
Warnaco Group Inc. (The)(1)	7,169	133,917
Weyco Group Inc.	1,051	24,404
Wolverine World Wide Inc.	8,494	198,165

		9,429,980
AUTO MANUFACTURERS—0.33%
A.S.V. Inc.(1)	3,188	73,452
Ford Motor Co.	275,066	1,906,207
General Motors Corp.(2)	71,977	2,144,195
Navistar International Corp.(1)	9,469	233,032
Oshkosh Truck Corp.	11,222	533,269
PACCAR Inc.	25,414	2,093,605
Wabash National Corp.	4,748	72,929

		7,056,689
AUTO PARTS & EQUIPMENT—0.27%
Accuride Corp.(1)	3,449	43,009
Aftermarket Technology Corp.(1)	3,311	82,278
American Axle & Manufacturing Holdings Inc.	7,912	135,374
ArvinMeritor Inc.	10,744	184,689
Autoliv Inc.	12,638	714,932
Bandag Inc.	1,711	62,605
BorgWarner Inc.	8,724	567,932
Commercial Vehicle Group Inc.(1)	3,216	66,507
Cooper Tire & Rubber Co.(2)	9,348	104,137
Goodyear Tire & Rubber Co. (The)(1)	27,010	299,811
IMPCO Technologies Inc.(1)	3,409	36,374
Johnson Controls Inc.	29,713	2,443,003
Keystone Automotive Industries Inc.(1)	2,460	103,861
Lear Corp.	10,259	227,852
Miller Industries Inc.(1)	1,460	30,222
Modine Manufacturing Co.	5,115	119,486
Noble International Ltd.	1,749	25,046
Superior Industries International Inc.(2)	3,504	64,088
Tenneco Inc.(1)	6,895	179,270
Titan International Inc.(2)	2,528	47,299
TRW Automotive Holdings Corp.(1)	6,646	181,303
Visteon Corp.(1)	19,509	140,660

		5,859,738
BANKS—6.64%
Alabama National Bancorp	2,280	155,382
AMCORE Financial Inc.	3,332	97,661
AmericanWest Bancorporation	1,720	38,958
Ameris Bancorp	1,980	45,817
AmSouth Bancorp	52,748	1,395,185
Arrow Financial Corp.	1,571	43,093
Associated Bancorp	20,159	635,613
BancFirst Corp.	1,065	47,659
Bancorp Inc. (The)(1)	1,611	40,291
BancorpSouth Inc.	12,084	329,289
BancTrust Financial Group Inc.	1,481	34,759
Bank Mutual Corp.	9,269	113,267
Bank of America Corp.	695,557	33,456,292
Bank of Granite Corp.	1,964	40,910
Bank of Hawaii Corp.	7,754	384,598
Bank of New York Co. Inc. (The)	116,137	3,739,611
Bank of the Ozarks Inc.(2)	1,804	60,073
BankFinancial Corp.	3,732	64,564
Banner Corp.	1,854	71,453

BB&T Corp.	83,294	3,464,197
BOK Financial Corp.	3,321	164,954
Boston Private Financial Holdings Inc.	5,375	149,962
Cadence Financial Corp.	1,459	32,492
Camden National Corp.	1,146	45,725
Capital City Bank Group Inc.	1,992	60,158
Capital Corp of the West	1,449	46,368
Capitol Bancorp Ltd.	2,049	79,809
Cardinal Financial Corp.	3,717	43,192
Cascade Bancorp	3,429	97,761
Cass Information Systems Inc.	590	28,727
Cathay General Bancorp	7,853	285,692
Centennial Bank Holdings Inc.(1)	9,002	93,081
Center Financial Corp.	1,857	43,899
Centerstate Banks of Florida Inc.	1,377	28,228
Central Pacific Financial Corp.	4,644	179,723
Chemical Financial Corp.	3,817	116,800
Chittenden Corp.	7,133	184,388
Citizens Banking Corp.	6,514	159,007
City Bank	1,316	61,405
City Holding Co.	2,705	97,759
City National Corp.	6,355	413,647
Coastal Financial Corp.	2,323	30,292
CoBiz Inc.	2,248	50,625
Colonial BancGroup Inc. (The)	23,565	605,149
Columbia Bancorp	1,502	37,655
Columbia Banking System Inc.	2,439	91,170
Comerica Inc.	24,759	1,287,220
Commerce Bancorp Inc.	28,073	1,001,364
Commerce Bancshares Inc.	10,183	509,659
Community Bancorp(1)	946	29,402
Community Bancorp Inc.	764	32,325
Community Bank System Inc.	4,552	91,814
Community Banks Inc.	3,634	94,484
Community Trust Bancorp Inc.	2,290	79,990
Compass Bancshares Inc.	19,678	1,094,097
Corus Bankshares Inc.	5,953	155,850
Cullen/Frost Bankers Inc.	8,402	481,435
CVB Financial Corp.	9,291	145,497
East West Bancorp Inc.	9,252	350,743
Enterprise Financial Services Corp.	1,296	32,983
Farmers Capital Bank Corp.	1,009	33,045
Fifth Third Bancorp	72,778	2,689,147
First BanCorp (Puerto Rico)	10,689	99,408
First Bancorp Inc. (North Carolina)	1,806	37,926
First Busey Corp. Class A	2,319	47,470
First Charter Corp.	4,738	116,223
First Citizens BancShares Inc. Class A	914	183,257
First Commonwealth Financial Corp.	10,763	136,690
First Community Bancorp	2,949	174,227
First Community Bancshares Inc.(2)	1,518	50,079
First Financial Bancorp	5,111	76,205
First Financial Bankshares Inc.(2)	3,161	115,503
First Financial Corp.	2,033	61,010
First Horizon National Corp.	18,783	755,077
First Indiana Corp.	1,946	50,654
First Merchants Corp.	2,809	68,287
First Midwest Bancorp Inc.	7,602	281,882
First Oak Brook Bancshares Inc. Class A	998	36,926
First Regional Bancorp(1)	412	36,256
First Republic Bank	3,299	151,094
1st Source Corp.	1,764	59,676
First South Bancorp Inc.(2)	1,242	42,514

First State Bancorp	2,675	63,611
FirstMerit Corp.	12,156	254,547
FNB Corp. (Pennsylvania)	8,765	138,224
FNB Corp. (Virginia)	1,117	41,329
Fremont General Corp.	10,032	186,194
Frontier Financial Corp.	4,041	137,354
Fulton Financial Corp.	26,458	421,211
GB&T Bancshares Inc.(2)	1,976	42,998
Glacier Bancorp Inc.	4,932	144,360
Great Southern Bancorp Inc.	1,595	48,695
Greater Bay Bancorp	7,676	220,685
Greene County Bancshares Inc.	1,325	41,022
Hancock Holding Co.	4,118	230,608
Hanmi Financial Corp.	6,194	120,411
Harleysville National Corp.	4,195	88,976
Heartland Financial USA Inc.	2,206	58,790
Heritage Commerce Corp.	1,805	44,746
Huntington Bancshares Inc.	37,383	881,491
IBERIABANK Corp.	1,476	84,929
Independent Bank Corp. (Massachusetts)	2,296	74,551
Independent Bank Corp. (Michigan)	3,326	87,474
Integra Bank Corp.	2,662	57,898
Interchange Financial Services Corp.	2,756	62,010
International Bancshares Corp.	7,093	194,916
Intervest Bancshares Corp.(1)	741	30,010
Investors Financial Services Corp.	10,023	450,033
Irwin Financial Corp.	3,085	59,818
KeyCorp	61,607	2,198,138
Lakeland Bancorp Inc.(2)	2,759	43,234
Lakeland Financial Corp.	1,840	44,694
M&T Bank Corp.	11,587	1,366,339
Macatawa Bank Corp.	2,099	49,084
MainSource Financial Group Inc.	2,293	39,967
Marshall & Ilsley Corp.	38,582	1,764,741
MB Financial Inc.	3,503	123,866
MBT Financial Corp.	2,250	36,000
Mellon Financial Corp.	63,029	2,170,088
Mercantile Bank Corp.	1,220	48,617
Mercantile Bankshares Corp.	18,781	669,918
MetroCorp Bancshares Inc.	708	20,730
Mid-State Bancshares	3,399	95,172
Midwest Banc Holdings Inc.	2,557	56,893
Nara Bancorp Inc.	3,230	60,562
National City Corp.	87,043	3,150,086
National Penn Bancshares Inc.	7,108	141,165
NBT Bancorp Inc.	5,239	121,702
North Fork Bancorp Inc.	70,902	2,139,113
Northern Empire Bancshares(1)	1,410	33,840
Northern Trust Corp.	33,231	1,837,674
Old National Bancorp	10,233	204,353
Old Second Bancorp Inc.	2,062	63,922
Omega Financial Corp.	1,922	60,178
Oriental Financial Group Inc.	3,204	40,883
Pacific Capital Bancorp	7,119	221,543
Park National Corp.(2)	1,812	179,044
Peoples Bancorp Inc.	1,613	48,132
Pinnacle Financial Partners Inc.(1)	2,336	71,084
Placer Sierra Bancshares	1,787	41,441
PNC Financial Services Group	45,114	3,165,649
Popular Inc.	42,431	814,675
Preferred Bank	645	34,578
PremierWest Bancorp	2,184	31,514
PrivateBancorp Inc.(2)	2,706	112,055

Prosperity Bancshares Inc.	3,898	128,205
Provident Bankshares Corp.(2)	5,019	182,641
R&G Financial Corp. Class B	4,242	36,439
Regions Financial Corp.	69,517	2,302,403
Renasant Corp.	1,574	63,511
Republic Bancorp Inc.	11,372	140,899
Republic Bancorp Inc. Class A	1,148	23,649
Royal Bancshares of Pennsylvania Class A	700	16,996
S&T Bancorp Inc.	3,960	131,591
Sandy Spring Bancorp Inc.	2,255	81,315
Santander BanCorp	669	16,471
SCBT Financial Corp.	1,325	47,236
Seacoast Banking Corp. of Florida	1,994	53,100
Security Bank Corp.	2,195	48,883
Shore Bancshares Inc.	1,277	34,645
Sierra Bancorp	908	23,808
Signature Bank(1)	4,465	144,577
Simmons First National Corp. Class A	2,172	63,010
Sky Financial Group Inc.	15,358	362,602
Smithtown Bancorp Inc.	1,187	28,678
South Financial Group Inc. (The)	11,425	301,734
Southside Bancshares Inc.	1,600	35,712
Southwest Bancorp Inc.	2,154	54,927
State National Bancshares Inc.	1,602	61,052
State Street Corp.	50,659	2,942,781
Sterling Bancorp	2,861	55,790
Sterling Bancshares Inc.	6,965	130,594
Sterling Financial Corp. (Pennsylvania)	3,873	84,819
Suffolk Bancorp(2)	1,567	51,319
Summit Bancshares Inc.	1,584	33,597
Sun Bancorp Inc. (New Jersey)(1)	2,159	35,062
SunTrust Banks Inc.	55,419	4,226,253
Superior Bancorp(1)	2,671	29,381
Susquehanna Bancshares Inc.	7,159	171,100
SVB Financial Group(1)(2)	5,418	246,302
SY Bancorp Inc.	1,875	51,525
Synovus Financial Corp.	41,275	1,105,344
Taylor Capital Group Inc.	905	36,933
TCF Financial Corp.	20,106	531,804
TD Banknorth Inc.	15,364	452,470
Texas Capital Bancshares Inc.(1)	3,541	82,505
Texas Regional Bancshares Inc. Class A	6,994	265,212
Texas United Bancshares Inc.	1,415	39,832
Tompkins Trustco Inc.	924	39,732
TriCo Bancshares	2,098	57,443
TrustCo Bank Corp. NY(2)	11,432	125,981
Trustmark Corp.	7,090	219,577
U.S. Bancorp	271,285	8,377,281
UCBH Holdings Inc.	14,393	238,060
UMB Financial Corp.	4,823	160,799
Umpqua Holdings Corp.	8,544	219,154
Union Bankshares Corp.	1,347	58,110
UnionBanCal Corp.	8,156	526,796
United Bancshares Inc.	5,660	207,326
United Community Banks Inc.	5,159	157,040
United Security Bancshares	1,130	24,171
Univest Corp. of Pennsylvania	1,753	48,418
USB Holding Co. Inc.	1,798	40,455
Valley National Bancorp	16,967	436,222
Vineyard National Bancorp	1,384	37,230
Virginia Commerce Bancorp Inc.(1)	2,376	56,786
Virginia Financial Group Inc.	1,093	46,146
W Holding Co. Inc.	16,599	110,383

Wachovia Corp.	245,165	13,258,523
Washington Trust Bancorp Inc.	1,753	48,593
Webster Financial Corp.	8,043	381,560
Wells Fargo & Co.	256,063	17,176,706
WesBanco Inc.	3,341	103,538
West Bancorporation	2,549	47,590
West Coast Bancorp	2,243	66,101
Westamerica Bancorp	4,792	234,664
Western Alliance Bancorp(1)	2,003	69,664
Whitney Holding Corp.	10,013	354,160
Wilmington Trust Corp.	10,394	438,419
Wilshire Bancorp Inc.	2,326	41,915
Wintrust Financial Corp.	3,703	188,298
Yardville National Bancorp	1,482	52,952
Zions Bancorporation	16,170	1,260,290

		143,610,114
BEVERAGES—1.77%
Anheuser-Busch Companies Inc.	117,788	5,369,955
Boston Beer Co. Inc. Class A(1)	1,435	42,031
Brown-Forman Corp. Class B	9,395	671,273
Coca-Cola Bottling Co. Consolidated	712	36,148
Coca-Cola Co. (The)	310,587	13,361,453
Coca-Cola Enterprises Inc.	46,552	948,264
Constellation Brands Inc.(1)	30,277	756,925
Farmer Brothers Co.	1,017	22,049
Green Mountain Coffee Roasters Inc.(1)	729	29,284
Hansen Natural Corp.(1)	2,324	442,420
Jones Soda Co.(1)	3,369	30,321
Molson Coors Brewing Co. Class B	7,440	505,027
National Beverage Corp.	1,250	17,937
Peet's Coffee & Tea Inc.(1)	2,103	63,490
Pepsi Bottling Group Inc.	20,975	674,346
PepsiAmericas Inc.	9,514	210,355
PepsiCo Inc.	251,867	15,122,095

		38,303,373
BIOTECHNOLOGY—1.55%
Advanced Magnetics Inc.(1)	1,218	36,808
ADVENTRX Pharmaceuticals Inc.(1)	8,290	26,279
Affymetrix Inc.(1)	10,278	263,117
Alexion Pharmaceuticals Inc.(1)	4,809	173,701
American Oriental Bioengineering Inc.(1)	6,803	37,621
Amgen Inc.(1)	179,731	11,723,853
Applera Corp.-Celera Genomics Group(1)	11,733	151,942
Arena Pharmaceuticals Inc.(1)(2)	7,205	83,434
ARIAD Pharmaceuticals Inc.(1)	9,466	42,692
Biocryst Pharmaceuticals Inc.(1)	3,500	50,155
Biogen Idec Inc.(1)	52,415	2,428,387
Bio-Rad Laboratories Inc. Class A(1)	2,836	184,170
Cambrex Corp.	4,079	84,966
Celgene Corp.(1)	52,954	2,511,608
Cell Genesys Inc.(1)(2)	6,961	34,944
Charles River Laboratories International Inc.(1)	10,991	404,469
Coley Pharmaceutical Group Inc.(1)(2)	2,729	31,520
Cotherix Inc.(1)	2,950	25,399
Cytokinetics Inc.(1)	3,907	24,575
deCODE genetics Inc.(1)	8,462	52,380
Digene Corp.(1)	2,669	103,397
Diversa Corp.(1)	4,640	44,822
Encysive Pharmaceuticals Inc.(1)	9,026	62,550
Enzo Biochem Inc.(1)	4,172	62,914
Enzon Pharmaceuticals Inc.(1)	6,674	50,322

Exelixis Inc.(1)	12,790	128,539
Genentech Inc.(1)	71,145	5,819,661
Genitope Corp.(1)	4,001	25,286
Genomic Health Inc.(1)	1,898	22,339
Genzyme Corp.(1)	39,678	2,422,342
Geron Corp.(1)(2)	10,048	69,331
GTx Inc.(1)	1,911	17,390
Hana Biosciences Inc.(1)	4,380	39,727
Human Genome Sciences Inc.(1)	20,034	214,364
ICOS Corp.(1)	9,951	218,822
Illumina Inc.(1)	6,355	188,489
Incyte Corp.(1)	12,747	58,636
Integra LifeSciences Holdings Corp.(1)	2,900	112,549
InterMune Inc.(1)(2)	3,961	65,158
Invitrogen Corp.(1)	8,108	535,696
Keryx Biopharmaceuticals Inc.(1)	6,573	93,337
Lexicon Genetics Inc.(1)	9,848	43,233
LifeCell Corp.(1)	5,104	157,816
Martek Biosciences Corp.(1)(2)	4,890	141,565
Maxygen Inc.(1)	4,487	33,563
MedImmune Inc.(1)	37,912	1,027,415
Metabasis Therapeutics Inc.(1)	3,135	23,920
Millennium Pharmaceuticals Inc.(1)	47,979	478,351
Millipore Corp.(1)	8,102	510,345
Momenta Pharmaceuticals Inc.(1)	3,293	41,854
Monogram Biosciences Inc.(1)	19,858	39,319
Myogen Inc.(1)	6,473	187,717
Myriad Genetics Inc.(1)	6,019	151,980
Nektar Therapeutics(1)	13,646	250,268
Northfield Laboratories Inc.(1)(2)	3,848	38,057
Novavax Inc.(1)	9,362	47,184
Panacos Pharmaceuticals Inc.(1)	7,676	42,372
PDL BioPharma Inc.(1)	17,445	321,162
Peregrine Pharmaceuticals Inc.(1)	26,718	42,482
Regeneron Pharmaceuticals Inc.(1)	6,943	89,009
Sangamo BioSciences Inc.(1)	4,398	25,948
Savient Pharmaceuticals Inc.(1)	9,426	49,486
Serologicals Corp.(1)(2)	5,208	163,740
Sirna Therapeutics Inc.(1)	6,131	34,947
SuperGen Inc.(1)	7,536	27,356
Telik Inc.(1)	7,961	131,356
Vertex Pharmaceuticals Inc.(1)	16,788	616,287

		33,444,423
BUILDING MATERIALS—0.37%
AAON Inc.	1,431	36,719
American Standard Companies Inc.	27,154	1,174,954
Apogee Enterprises Inc.	4,292	63,092
Builders FirstSource Inc.(1)	2,295	46,726
Comfort Systems USA Inc.	6,143	87,783
Drew Industries Inc.(1)	2,820	91,368
Eagle Materials Inc.	7,670	364,325
ElkCorp	3,124	86,753
Florida Rock Industries Inc.	7,312	363,187
Genlyte Group Inc. (The)(1)	3,785	274,148
Goodman Global Inc.(1)	3,592	54,527
Interline Brands Inc.(1)	4,133	96,630
Lennox International Inc.	9,184	243,192
LSI Industries Inc.	3,053	51,870
Martin Marietta Materials Inc.	6,969	635,224
Masco Corp.	60,543	1,794,495
NCI Building Systems Inc.(1)(2)	3,121	165,944
Simpson Manufacturing Co. Inc.	5,638	203,250

Texas Industries Inc.	3,526	187,231
Trex Co. Inc.(1)(2)	1,810	46,861
U.S. Concrete Inc.(1)	5,090	56,244
Universal Forest Products Inc.	2,558	160,463
USG Corp.(1)	5,837	425,692
Vulcan Materials Co.	15,336	1,196,208

		7,906,886
CHEMICALS—1.47%
Air Products & Chemicals Inc.	34,171	2,184,210
Airgas Inc.	10,305	383,861
Albemarle Corp.	5,989	286,753
American Vanguard Corp.	2,694	41,703
Arch Chemicals Inc.	3,653	131,691
Ashland Inc.	9,712	647,790
Balchem Corp.	1,770	39,825
Cabot Corp.	9,671	333,843
Celanese Corp. Class A	11,574	236,341
CF Industries Holdings Inc.	8,390	119,641
Chemtura Corp.	36,628	342,106
Cytec Industries Inc.	6,284	337,199
Dow Chemical Co. (The)	146,583	5,721,134
Du Pont (E.I.) de Nemours and Co.	140,414	5,841,222
Eastman Chemical Co.	12,464	673,056
Ecolab Inc.	27,487	1,115,422
Ferro Corp.	6,505	103,820
FMC Corp.	5,962	383,893
Fuller (H.B.) Co.	4,479	195,150
Georgia Gulf Corp.	5,212	130,404
Grace (W.R.) & Co.(1)	10,338	120,955
Hercules Inc.(1)	17,314	264,212
Huntsman Corp.(1)	13,749	238,133
Innospec Inc.	1,876	47,688
International Flavors & Fragrances Inc.	13,842	487,792
Kronos Worldwide Inc.	377	11,027
Lubrizol Corp.	10,420	415,237
Lyondell Chemical Co.	33,062	749,185
MacDermid Inc.	4,217	121,450
Minerals Technologies Inc.	3,032	157,664
Mosaic Co. (The)(1)	20,022	313,344
NewMarket Corp.	2,630	129,028
NL Industries Inc.	1,154	12,405
Olin Corp.	11,020	197,589
OM Group Inc.(1)	4,465	137,745
OMNOVA Solutions Inc.(1)	6,312	35,852
Pioneer Companies Inc.(1)	1,795	48,968
PolyOne Corp.(1)	14,102	123,816
PPG Industries Inc.	25,246	1,666,236
Praxair Inc.	49,249	2,659,446
Rockwood Holdings Inc.(1)	5,365	123,449
Rohm & Haas Co.	24,501	1,227,990
RPM International Inc.	18,068	325,224
Schulman (A.) Inc.	4,268	97,695
Sensient Technologies Corp.	7,065	147,729
Sherwin-Williams Co. (The)	17,212	817,226
Sigma-Aldrich Corp.	10,208	741,509
Spartech Corp.	4,889	110,491
Stepan Co.	935	29,527
Symyx Technologies Inc.(1)	5,140	124,131
Terra Industries Inc.(1)	14,503	92,384
Tronox Inc. Class B	6,295	82,905
UAP Holding Corp.	7,762	169,289
Valhi Inc.	1,110	27,250

Valley National Gases Inc.	368	9,623
Valspar Corp. (The)	15,498	409,302
Westlake Chemical Corp.	2,062	61,448
Zoltek Companies Inc.(1)(2)	2,153	64,353

		31,848,361
COAL—0.26%
Alpha Natural Resources Inc.(1)	7,886	154,723
Arch Coal Inc.	21,797	923,539
CONSOL Energy Inc.	27,919	1,304,376
Foundation Coal Holdings Inc.	6,943	325,835
International Coal Group Inc.(1)	17,310	124,459
James River Coal Co.(1)	2,542	67,338
Massey Energy Co.	12,498	449,928
Peabody Energy Corp.	40,349	2,249,457
Westmoreland Coal Co.(1)	1,022	24,242

		5,623,897
COMMERCIAL SERVICES—1.54%
Aaron Rents Inc.	6,674	179,397
ABM Industries Inc.	6,670	114,057
ACE Cash Express Inc.(1)	1,788	52,335
ADESA Inc.	13,700	304,688
Administaff Inc.	3,480	124,619
Advance America Cash Advance Centers Inc.	10,289	180,469
Advisory Board Co. (The)(1)	2,841	136,624
Albany Molecular Research Inc.(1)	3,873	41,364
Alderwoods Group Inc.(1)	6,195	120,555
Alliance Data Systems Corp.(1)	12,379	728,133
AMN Healthcare Services Inc.(1)	4,956	100,607
Apollo Group Inc. Class A(1)	21,253	1,098,143
ARAMARK Corp. Class B	18,045	597,470
Arbitron Inc.	4,587	175,820
Bankrate Inc.(1)	1,555	58,717
Banta Corp.	3,661	169,614
Barrett Business Services Inc.(1)	1,060	19,451
BearingPoint Inc.(1)	28,387	237,599
Block (H & R) Inc.	50,060	1,194,432
Bowne & Co. Inc.	4,848	69,326
Bright Horizons Family Solutions Inc.(1)	4,238	159,730
Career Education Corp.(1)	14,888	445,002
CBIZ Inc.(1)	9,289	68,831
CDI Corp.	1,953	56,637
Cendant Corp.	152,455	2,483,492
Central Parking Corp.	1,522	24,352
Cenveo Inc.(1)	8,111	145,592
Chemed Corp.	3,985	217,302
ChoicePoint Inc.(1)	13,123	548,148
Clark Inc.	2,668	35,218
Clayton Holdings Inc.(1)	1,316	17,174
Coinmach Service Corp. Class A	4,015	41,154
Coinstar Inc.(1)	4,251	101,769
Compass Diversified Trust(1)	2,001	28,554
Consolidated Graphics Inc.(1)	1,716	89,335
Convergys Corp.(1)	21,362	416,559
Corinthian Colleges Inc.(1)	13,133	188,590
Cornell Companies Inc.(1)	1,741	26,742
Corporate Executive Board Co. (The)	6,105	611,721
Corrections Corp. of America(1)	6,115	323,728
CorVel Corp.(1)	808	20,200
CoStar Group Inc.(1)	2,561	153,225
CRA International Inc.(1)	1,724	77,821
Cross Country Healthcare Inc.(1)	4,895	89,040

Deluxe Corp.	7,822	136,729
DeVry Inc.(1)	9,293	204,167
DiamondCluster International Inc. Class A(1)	4,449	35,236
Dollar Financial Corp.(1)	1,875	33,750
Dollar Thrifty Automotive Group Inc.(1)	3,760	169,463
Donnelley (R.R.) & Sons Co.	32,939	1,052,401
DynCorp International Inc.(1)	3,810	39,548
Educate Inc.(1)	2,691	20,613
Electro Rent Corp.(1)	2,903	46,506
Equifax Inc.	19,601	673,098
Euronet Worldwide Inc.(1)	5,347	205,164
Exponent Inc.(1)	2,445	41,320
First Advantage Corp. Class A(1)	1,045	24,307
First Consulting Group Inc.(1)	3,282	29,013
Forrester Research Inc.(1)	2,112	59,094
FTI Consulting Inc.(1)	6,096	163,190
Gaiam Inc.(1)	2,471	34,643
Gartner Inc.(1)	8,663	123,015
Geo Group Inc. (The)(1)	1,980	69,399
Gevity HR Inc.	3,995	106,067
Global Cash Access Inc.(1)	5,071	79,260
H&E Equipment Services Inc.(1)	1,746	51,420
Healthcare Services Group Inc.(2)	4,156	87,068
HealthSpring Inc.(1)	2,862	53,662
Heartland Payment Systems Inc.(1)	2,118	59,050
Heidrick & Struggles International Inc.(1)	2,793	94,515
Hewitt Associates Inc. Class A(1)	8,083	181,706
Home Solutions of America Inc.(1)	5,734	35,379
Hudson Highland Group Inc.(1)	3,745	40,409
Huron Consulting Group Inc.(1)	2,648	92,918
ICT Group Inc.(1)	1,030	25,266
Integrated Electrical Services Inc.(1)	2,336	40,810
Interactive Data Corp.(1)	5,468	109,852
Iron Mountain Inc.(1)	17,467	652,916
ITT Educational Services Inc.(1)	6,671	439,019
Jackson Hewitt Tax Service Inc.	5,378	168,600
Kelly Services Inc. Class A	3,084	83,792
Kendle International Inc.(1)	1,872	68,759
Kenexa Corp.(1)	2,389	76,090
Kforce Inc.(1)	4,429	68,605
Korn/Ferry International(1)	6,459	126,532
Labor Ready Inc.(1)	8,314	188,312
Landauer Inc.	1,387	66,437
Laureate Education Inc.(1)	6,651	283,532
LECG Corp.(1)	3,717	68,653
Lincoln Educational Services Corp.(1)	693	11,843
Live Nation Inc.(1)	9,720	197,899
Manpower Inc.	13,358	862,927
MAXIMUS Inc.	3,264	75,562
McGrath RentCorp	3,344	92,997
McKesson Corp.	46,354	2,191,617
Medifast Inc.(1)	1,770	31,630
Midas Inc.(1)	2,367	43,553
Monro Muffler Brake Inc.	1,804	58,738
Moody’s Corp.	37,011	2,015,619
Morningstar Inc.(1)	2,140	88,767
MPS Group Inc.(1)	15,724	236,803
Navigant Consulting Inc.(1)	6,481	146,795
NCO Group Inc.(1)	4,928	130,296
Net 1 UEPS Technologies Inc.(1)	7,322	200,257
On Assignment Inc.(1)	3,975	36,530
PAREXEL International Corp.(1)	4,140	119,439
Paychex Inc.	51,231	1,996,984

PeopleSupport Inc.(1)	2,819	37,944
Pharmaceutical Product Development Inc.	15,397	540,743
PHH Corp.(1)	8,118	223,570
PRA International(1)	2,721	60,597
Pre-Paid Legal Services Inc.(2)	1,543	53,233
Providence Service Corp. (The)(1)	1,831	49,858
QC Holdings Inc.(1)(2)	833	11,254
Quanta Services Inc.(1)(2)	16,622	288,059
Rent-A-Center Inc.(1)	10,583	263,093
Resources Connection Inc.(1)	7,332	183,447
Rewards Network Inc.(1)	4,038	32,990
Robert Half International Inc.	22,912	962,304
Rollins Inc.	4,505	88,478
Senomyx Inc.(1)	4,542	65,541
Service Corp. International	45,077	366,927
ServiceMaster Co. (The)	44,307	457,691
SFBC International Inc.(1)	2,765	41,917
Sotheby's Holdings Inc. Class A(1)	9,211	241,789
Source Interlink Companies Inc.(1)	5,185	61,701
SOURCECORP Inc.(1)	2,427	60,165
Spherion Corp.(1)	8,763	79,919
Standard Parking Corp.(1)	781	21,149
StarTek Inc.	1,725	25,789
Stewart Enterprises Inc. Class A	16,019	92,109
Strayer Education Inc.	2,183	212,013
Team Inc.(1)	965	24,173
TeleTech Holdings Inc.(1)(2)	4,982	63,072
TNS Inc.(1)	3,674	76,015
United Rentals Inc.(1)(2)	9,853	315,099
Universal Technical Institute Inc.(1)	3,497	77,004
Valassis Communications Inc.(1)	7,287	171,900
Vertrue Inc.(1)	1,151	49,528
Viad Corp.	3,380	105,794
Volt Information Sciences Inc.(1)	1,266	58,996
Watson Wyatt Worldwide Inc.	6,449	226,618
Weight Watchers International Inc.	7,055	288,479
Wright Express Corp.(1)	6,147	176,665

		33,276,500
COMPUTERS—3.46%
Advanced Digital Information Corp.(1)	9,456	111,297
Affiliated Computer Services Inc. Class A(1)	17,153	885,266
Agilysys Inc.	4,652	83,736
Ansoft Corp.(1)	2,505	51,302
Apple Computer Inc.(1)	129,634	7,404,694
BISYS Group Inc. (The)(1)	18,361	251,546
Brocade Communications Systems Inc.(1)	41,634	255,633
CACI International Inc. Class A(1)	4,656	271,584
Cadence Design Systems Inc.(1)	43,063	738,530
Ceridian Corp.(1)	22,394	547,309
CIBER Inc.(1)	8,318	54,816
Cognizant Technology Solutions Corp.(1)	21,395	1,441,381
Computer Sciences Corp.(1)	28,421	1,376,713
COMSYS IT Partners Inc.(1)	2,507	37,906
Comtech Group Inc.(1)	2,226	24,775
Covansys Corp.(1)	4,758	59,808
Dell Inc.(1)	351,627	8,583,215
Diebold Inc.	10,262	416,842
DST Systems Inc.(1)	9,013	536,273
Echelon Corp.(1)	4,697	35,181
Electronic Data Systems Corp.	79,018	1,901,173
Electronics For Imaging Inc.(1)	8,827	184,308
EMC Corp.(1)	360,404	3,953,632

FactSet Research Systems Inc.	6,350	300,355
Gateway Inc.(1)	43,168	82,019
Henry (Jack) & Associates Inc.	12,117	238,220
Hewlett-Packard Co.	427,131	13,531,510
Hutchinson Technology Inc.(1)	3,907	84,508
iGATE Corp.(1)	3,355	21,438
IHS Inc. Class A(1)	3,561	105,512
Imation Corp.	5,317	218,263
Integral Systems Inc.	1,675	44,940
Intergraph Corp.(1)	4,471	140,792
Internap Network Services Corp.(1)	46,603	48,933
International Business Machines Corp.	236,310	18,153,334
InterVoice-Brite Inc.(1)	5,870	41,794
Kanbay International Inc.(1)	5,049	73,412
Komag Inc.(1)	4,684	216,307
Kronos Inc.(1)	4,888	176,994
Lexmark International Inc.(1)	16,056	896,406
Magma Design Automation Inc.(1)	5,421	39,844
Manhattan Associates Inc.(1)	4,187	84,954
Maxwell Technologies Inc.(1)	2,184	42,872
McDATA Corp. Class A(1)	23,475	95,778
Mentor Graphics Corp.(1)	12,235	158,810
Mercury Computer Systems Inc.(1)	3,202	49,279
MICROS Systems Inc.(1)	5,926	258,848
Mobility Electronics Inc.(1)	4,270	31,000
MTS Systems Corp.	2,779	109,798
National Instruments Corp.	8,565	234,681
NCR Corp.(1)	27,743	1,016,504
Ness Technologies Inc.(1)	4,182	44,956
NetScout Systems Inc.(1)	3,926	35,020
Network Appliance Inc.(1)	57,032	2,013,230
Palm Inc.(1)	13,967	224,869
Perot Systems Corp. Class A(1)	13,176	190,788
Quantum Corp.(1)	28,799	75,453
Rackable Systems Inc.(1)	4,221	166,687
Radiant Systems Inc.(1)	3,978	42,047
RadiSys Corp.(1)(2)	3,219	70,689
Reynolds & Reynolds Co. (The) Class A	9,564	293,328
SanDisk Corp.(1)	29,770	1,517,675
SI International Inc.(1)	1,958	60,032
Sigma Designs Inc.(1)	3,467	32,694
Silicon Storage Technology Inc.(1)	13,785	55,967
SRA International Inc. Class A(1)	5,838	155,466
Stratasys Inc.(1)	1,540	45,368
Sun Microsystems Inc.(1)	533,112	2,212,415
Sykes Enterprises Inc.(1)	4,451	71,928
Synaptics Inc.(1)	3,807	81,470
Synopsys Inc.(1)	21,926	411,551
Syntel Inc.	1,289	26,373
TALX Corp.	4,891	106,966
3D Systems Corp.(1)	1,987	39,919
Tyler Technologies Inc.(1)(2)	5,973	66,898
Unisys Corp.(1)	52,283	328,337
Western Digital Corp.(1)	33,642	666,448

		74,740,599
COSMETICS & PERSONAL CARE—1.67%
Alberto-Culver Co.	11,878	578,696
Avon Products Inc.	68,632	2,127,592
Chattem Inc.(1)	2,654	80,602
Colgate-Palmolive Co.	78,443	4,698,736
Elizabeth Arden Inc.(1)	3,953	70,680
Estee Lauder Companies Inc. (The) Class A	18,955	732,990

Inter Parfums Inc.	711	12,243
Parlux Fragrances Inc.(1)(2)	1,826	17,694
Procter & Gamble Co.	500,149	27,808,284
Revlon Inc. Class A(1)	23,882	30,091

		36,157,608
DISTRIBUTION & WHOLESALE—0.31%
Aviall Inc.(1)	5,213	247,722
Beacon Roofing Supply Inc.(1)	6,675	146,917
BlueLinx Holdings Inc.	1,913	24,926
Brightpoint Inc.(1)	7,664	103,694
Building Materials Holdings Corp.	4,408	122,851
CDW Corp.	8,958	489,555
Central European Distribution Corp.(1)	4,844	121,875
Core-Mark Holding Co. Inc.(1)	1,507	53,951
Directed Electronics Inc.(1)	1,431	18,775
Fastenal Co.	19,153	771,674
Genuine Parts Co.	26,318	1,096,408
Grainger (W.W.) Inc.	11,656	876,881
Ingram Micro Inc. Class A(1)	21,383	387,674
LKQ Corp.(1)	6,811	129,409
MWI Veterinary Supply Inc.(1)	791	28,816
NuCo2 Inc.(1)	2,365	56,855
Owens & Minor Inc.	6,114	174,860
Pool Corp.	8,068	352,007
ScanSource Inc.(1)(2)	3,908	114,583
Tech Data Corp.(1)	8,477	324,754
United Stationers Inc.(1)	4,816	237,525
Watsco Inc.	4,249	254,175
WESCO International Inc.(1)	7,369	508,461

		6,644,348
DIVERSIFIED FINANCIAL SERVICES—7.30%
Accredited Home Lenders Holding Co.(1)(2)	2,745	131,238
Advanta Corp. Class B	2,946	105,909
Affiliated Managers Group Inc.(1)	4,775	414,900
American Express Co.	164,931	8,777,628
AmeriCredit Corp.(1)	19,879	555,022
Ameriprise Financial Inc.	32,740	1,462,496
Asset Acceptance Capital Corp.(1)	2,549	50,470
Asta Funding Inc.	1,792	67,110
Bear Stearns Companies Inc. (The)	18,386	2,575,511
BlackRock Inc.	3,022	420,572
Calamos Asset Management Inc. Class A	3,531	102,364
Capital One Financial Corp.	46,188	3,946,765
CBOT Holdings Inc. Class A(1)	8,048	962,460
CharterMac	7,936	148,483
Chicago Mercantile Exchange Holdings Inc.	5,281	2,593,763
CIT Group Inc.	30,382	1,588,675
Citigroup Inc.	757,704	36,551,641
Cohen & Steers Inc.	1,979	46,704
CompuCredit Corp.(1)	3,160	121,470
Countrywide Financial Corp.	92,612	3,526,665
Credit Acceptance Corp.(1)	1,481	40,194
Doral Financial Corp.	13,690	87,753
E*TRADE Financial Corp.(1)	64,995	1,483,186
Eaton Vance Corp.	17,632	440,095
Edwards (A.G.) Inc.	11,668	645,474
eSpeed Inc.(1)	3,128	26,056
Federal Agricultural Mortgage Corp.(2)	1,689	46,785
Federal Home Loan Mortgage Corp.	105,470	6,012,845
Federal National Mortgage Association	147,876	7,112,836
Federated Investors Inc. Class B	13,955	439,582

Financial Federal Corp.	4,128	114,800
First Marblehead Corp. (The)(2)	4,659	265,283
Franklin Resources Inc.	25,996	2,256,713
Friedman, Billings, Ramsey Group Inc. Class A	22,390	245,618
GAMCO Investors Inc. Class A	864	31,761
GFI Group Inc.(1)	1,819	98,135
Goldman Sachs Group Inc. (The)	58,149	8,747,354
Greenhill & Co. Inc.	2,682	162,958
IndyMac Bancorp Inc.	9,987	457,904
IntercontinentalExchange Inc.(1)	3,111	180,251
International Securities Exchange Inc.	5,798	220,730
Investment Technology Group Inc.(1)	6,599	335,625
Janus Capital Group Inc.	32,257	577,400
Jefferies Group Inc.	18,064	535,236
JP Morgan Chase & Co.	529,580	22,242,360
Knight Capital Group Inc. Class A(1)	15,911	242,325
LaBranche & Co. Inc.(1)(2)	8,079	97,837
Legg Mason Inc.	19,440	1,934,669
Lehman Brothers Holdings Inc.	81,611	5,316,957
MarketAxess Holdings Inc.(1)	4,663	51,340
Marlin Business Services Corp.(1)	1,805	40,721
MasterCard Inc. Class A(1)	9,381	450,288
Merrill Lynch & Co. Inc.	140,420	9,767,615
Morgan Stanley	163,250	10,319,032
Nasdaq Stock Market Inc. (The)(1)	14,401	430,590
National Financial Partners Corp.	5,697	252,434
Nelnet Inc. Class A(1)	2,959	119,987
Nuveen Investments Inc. Class A	12,069	519,570
NYSE Group Inc.(1)	23,758	1,626,948
Ocwen Financial Corp.(1)	5,217	66,308
optionsXpress Holdings Inc.	3,165	73,776
Penson Worldwide Inc.(1)	1,137	19,568
Piper Jaffray Companies Inc.(1)	3,170	194,036
Portfolio Recovery Associates Inc.(1)	2,424	110,777
Raymond James Financial Inc.	13,806	417,908
Rowe (T.) Price Group Inc.	40,478	1,530,473
Sanders Morris Harris Group Inc.	2,034	30,734
Schwab (Charles) Corp. (The)	159,224	2,544,400
SLM Corp.	62,622	3,313,956
Stifel Financial Corp.(1)	1,813	64,017
Student Loan Corp. (The)	610	123,220
SWS Group Inc.	2,409	58,105
TD Ameritrade Holding Corp.	47,492	703,357
Thomas Weisel Partners Group Inc.(1)	1,032	19,618
TradeStation Group Inc.(1)	3,910	49,540
United PanAm Financial Corp.(1)	1,561	47,454
Waddell & Reed Financial Inc. Class A	12,917	265,574
World Acceptance Corp.(1)	2,792	99,172

		157,859,086
ELECTRIC—3.16%
AES Corp. (The)(1)	100,342	1,851,310
Allegheny Energy Inc.(1)	24,900	923,043
ALLETE Inc.	3,824	181,066
Alliant Energy Corp.	17,911	614,347
Ameren Corp.	31,302	1,580,751
American Electric Power Co. Inc.	60,044	2,056,507
Aquila Inc.(1)	56,981	239,890
Avista Corp.	7,452	170,129
Black Hills Corp.	5,064	173,847
CenterPoint Energy Inc.	47,459	593,237
CH Energy Group Inc.(2)	2,403	115,344
Cleco Corp.	7,684	178,653

CMS Energy Corp.(1)	33,703	436,117
Consolidated Edison Inc.	37,460	1,664,722
Constellation Energy Group Inc.	27,271	1,486,815
Dominion Resources Inc.	52,975	3,962,000
DPL Inc.	18,528	496,550
DTE Energy Co.	27,097	1,103,932
Duke Energy Corp.	188,399	5,533,279
Duquesne Light Holdings Inc.(2)	11,948	196,425
Edison International	49,657	1,936,623
El Paso Electric Co.(1)	7,374	148,660
Empire District Electric Co. (The)	4,563	93,770
Energy East Corp.	22,512	538,712
Entergy Corp.	31,695	2,242,421
Exelon Corp.	101,860	5,788,704
FirstEnergy Corp.	50,271	2,725,191
FPL Group Inc.	61,617	2,549,711
Great Plains Energy Inc.	12,110	337,385
Hawaiian Electric Industries Inc.(2)	12,365	345,107
IDACORP Inc.	6,524	223,708
ITC Holdings Corp.	2,174	57,785
MDU Resources Group Inc.	18,287	669,487
MGE Energy Inc.	3,120	97,188
Mirant Corp.(1)	45,729	1,225,537
Northeast Utilities	23,405	483,781
NorthWestern Corp.	5,412	185,902
NRG Energy Inc.(1)	20,874	1,005,709
NSTAR	16,277	465,522
OGE Energy Corp.	13,832	484,535
Ormat Technologies Inc.	1,238	47,230
Otter Tail Corp.	4,487	122,630
Pepco Holdings Inc.	29,011	684,079
PG&E Corp.	52,917	2,078,580
Pike Electric Corp.(1)	2,389	46,012
Pinnacle West Capital Corp.	15,118	603,359
PNM Resources Inc.	10,488	261,780
Portland General Electric Co.	4,096	102,277
PPL Corp.	57,994	1,873,206
Progress Energy Inc.	38,555	1,652,853
Public Service Enterprise Group Inc.	38,332	2,534,512
Puget Energy Inc.	17,687	379,917
Reliant Energy Inc.(1)	46,736	559,897
SCANA Corp.	17,602	679,085
Sierra Pacific Resources Corp.(1)	30,620	428,680
Southern Co. (The)	113,101	3,624,887
TECO Energy Inc.	31,822	475,421
TXU Corp.	69,613	4,162,161
UIL Holdings Corp.	2,243	126,258
UniSource Energy Corp.	5,346	166,528
Westar Energy Inc.	13,276	279,460
Wisconsin Energy Corp.	17,834	718,710
WPS Resources Corp.	6,558	325,277
Xcel Energy Inc.	61,807	1,185,458

		68,281,659
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
Advanced Energy Industries Inc.(1)	5,373	71,139
American Power Conversion Corp.	26,066	508,026
American Superconductor Corp.(1)	4,997	44,124
AMETEK Inc.	10,808	512,083
Belden CDT Inc.(2)	6,483	214,263
Capstone Turbine Corp.(1)	15,656	35,696
China BAK Battery Inc.(1)	4,128	35,129
Color Kinetics Inc.(1)	2,052	38,803

Emerson Electric Co.	62,560	5,243,154
Encore Wire Corp.(1)	3,546	127,443
Energizer Holdings Inc.(1)	9,419	551,671
Energy Conversion Devices Inc.(1)	5,953	216,868
EnerSys(1)	7,096	148,306
General Cable Corp.(1)	7,705	269,675
GrafTech International Ltd.(1)	15,001	87,006
Greatbatch Inc.(1)	3,321	78,376
Hubbell Inc. Class B	9,265	441,477
Insteel Industries Inc.	2,120	51,304
Intermagnetics General Corp.(1)	6,460	174,291
Lamson & Sessions Co.(1)	2,112	59,896
Littelfuse Inc.(1)	3,400	116,892
Medis Technologies Ltd.(1)(2)	3,136	63,598
Molex Inc.	20,931	702,654
Powell Industries Inc.(1)	1,174	28,094
Power-One Inc.(1)	10,666	70,396
Superior Essex Inc.(1)	3,070	91,885
Universal Display Corp.(1)	3,611	48,062
Vicor Corp.	3,022	50,075

		10,080,386
ELECTRONICS—0.82%
Agilent Technologies Inc.(1)	64,928	2,049,128
American Science & Engineering Inc.(1)	1,392	80,625
Amphenol Corp. Class A	13,657	764,246
Analogic Corp.	2,106	98,161
Applera Corp.-Applied Biosystems Group	28,206	912,464
Arrow Electronics Inc.(1)	18,566	597,825
Avnet Inc.(1)	19,536	391,111
AVX Corp.	7,725	121,978
Badger Meter Inc.	2,113	57,051
Bel Fuse Inc. Class B	1,530	50,199
Benchmark Electronics Inc.(1)	9,793	236,207
Brady Corp. Class A	6,856	252,575
Checkpoint Systems Inc.(1)	5,972	132,638
Cogent Inc.(1)	6,593	99,357
Coherent Inc.(1)	4,722	159,273
CTS Corp.	5,473	81,493
Cubic Corp.	2,371	46,495
Cymer Inc.(1)	5,917	274,904
Daktronics Inc.	5,912	170,679
Dionex Corp.(1)	3,049	166,658
Dolby Laboratories Inc. Class A(1)	5,332	124,236
Eagle Test Systems Inc.(1)	1,116	15,646
Electro Scientific Industries Inc.(1)	4,415	79,426
Excel Technology Inc.(1)	1,840	55,053
Fargo Electronics Inc.(1)	1,953	49,587
FEI Co.(1)	3,632	82,374
Fisher Scientific International Inc.(1)	18,925	1,382,471
FLIR Systems Inc.(1)(2)	10,536	232,424
Gentex Corp.	23,435	328,090
Identix Inc.(1)	13,675	95,588
II-VI Inc.(1)	3,582	65,551
International DisplayWorks Inc.(1)	6,775	35,230
Ionatron Inc.(1)(2)	4,655	29,559
Itron Inc.(1)	3,862	228,862
Jabil Circuit Inc.	27,815	712,064
KEMET Corp.(1)	13,221	121,898
Lo-Jack Corp.(1)	2,867	54,072
Measurements Specialties Inc.(1)	2,102	46,812
Methode Electronics Inc.	5,680	59,697
Metrologic Instruments Inc.(1)	2,004	30,080

Mettler Toledo International Inc.(1)	6,210	376,140
Molecular Devices Corp.(1)	2,590	79,150
Multi-Fineline Electronix Inc.(1)(2)	1,271	42,184
OSI Systems Inc.(1)	2,246	39,911
OYO Geospace Corp.(1)	600	34,266
Park Electrochemical Corp.	3,074	79,156
Paxar Corp.(1)	6,254	128,645
PerkinElmer Inc.	19,299	403,349
Photon Dynamics Inc.(1)	2,601	32,565
Plexus Corp.(1)	6,972	238,512
RAE Systems Inc.(1)	5,873	23,492
Rofin-Sinar Technologies Inc.(1)	2,338	134,365
Rogers Corp.(1)	2,652	149,414
Sanmina-SCI Corp.(1)	81,209	373,561
Solectron Corp.(1)	136,246	465,961
Sonic Solutions Inc.(1)	3,912	64,548
Symbol Technologies Inc.	38,678	417,336
Taser International Inc.(1)(2)	9,459	74,821
Technitrol Inc.	6,177	142,998
Tektronix Inc.	12,746	374,987
Thermo Electron Corp.(1)	24,945	904,007
Thomas & Betts Corp.(1)	9,515	488,119
Trimble Navigation Ltd.(1)	8,329	371,807
TTM Technologies Inc.(1)	6,364	92,087
Varian Inc.(1)	4,710	195,512
Viisage Technology Inc.(1)(2)	3,397	51,499
Vishay Intertechnology Inc.(1)	25,662	403,663
Waters Corp.(1)	15,775	700,410
Watts Water Technologies Inc. Class A	3,842	128,899
Woodward Governor Co.	4,580	139,736
X-Rite Inc.	3,249	35,707
Zygo Corp.(1)	2,750	45,072

		17,803,666
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(1)	17,375	306,669
Evergreen Solar Inc.(1)(2)	10,187	132,227
FuelCell Energy Inc.(1)	8,095	77,550
Headwaters Inc.(1)(2)	6,444	164,709
KFx Inc.(1)	10,820	165,330
Pacific Ethanol Inc.(1)(2)	3,265	75,487
Plug Power Inc.(1)	11,025	51,487
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	6,610	22,474
SunPower Corp. Class A(1)(2)	1,558	43,655
Syntroleum Corp.(1)	6,001	36,426

		1,076,014
ENGINEERING & CONSTRUCTION—0.18%
Dycom Industries Inc.(1)	6,149	130,912
EMCOR Group Inc.(1)	4,796	233,421
ENGlobal Corp.(1)	2,458	19,148
Fluor Corp.	13,343	1,239,965
Granite Construction Inc.	5,280	239,026
Infrasource Services Inc.(1)	4,066	74,042
Insituform Technologies Inc. Class A(1)	4,143	94,833
Jacobs Engineering Group Inc.(1)	8,934	711,504
Layne Christensen Co.(1)	1,824	51,710
Perini Corp.(1)	3,311	74,497
Shaw Group Inc. (The)(1)(2)	12,233	340,077
Sterling Construction Co. Inc.(1)	1,326	36,598
URS Corp.(1)	7,800	327,600
Washington Group International Inc.	4,408	235,123

		3,808,456

ENTERTAINMENT—0.27%
Bally Technologies Inc.(1)	7,943	130,821
Bluegreen Corp.(1)	3,190	36,557
Carmike Cinemas Inc.	1,878	39,588
Century Casinos Inc.(1)	3,099	33,190
Churchill Downs Inc.	1,334	49,958
Dover Downs Gaming & Entertainment Inc.	2,215	43,503
Dover Motorsports Inc.	2,505	14,704
DreamWorks Animation SKG Inc. Class A(1)	6,179	141,499
Great Wolf Resorts Inc.(1)	4,085	49,061
GTECH Holdings Corp.	19,412	675,149
International Game Technology Inc.	51,685	1,960,929
International Speedway Corp. Class A	5,374	249,192
Isle of Capri Casinos Inc.(1)	2,388	61,252
Macrovision Corp.(1)	7,885	169,685
Magna Entertainment Corp. Class A(1)(2)	6,096	32,065
Penn National Gaming Inc.(1)	11,018	427,278
Pinnacle Entertainment Inc.(1)	7,313	224,143
Progressive Gaming International Corp.(1)(2)	5,201	40,568
Regal Entertainment Group Class A(2)	9,618	195,438
Scientific Games Corp. Class A(1)	10,087	359,299
Shuffle Master Inc.(1)(2)	5,300	173,734
Six Flags Inc.(1)(2)	10,843	60,938
Speedway Motorsports Inc.	2,332	88,010
Steinway Musical Instruments Inc.(1)	1,115	27,340
Vail Resorts Inc.(1)	4,613	171,142
Warner Music Group Corp.	14,060	414,489

		5,869,532
ENVIRONMENTAL CONTROL—0.29%
Aleris International Inc.(1)	4,782	219,255
Allied Waste Industries Inc.(1)	38,038	432,112
American Ecology Corp.	2,375	62,937
Basin Water Inc.(1)	910	9,118
Calgon Carbon Corp.	6,056	36,881
Casella Waste Systems Inc. Class A(1)	3,345	43,786
Clean Harbors Inc.(1)	2,392	96,422
Darling International Inc.(1)	9,827	44,516
Metal Management Inc.	3,969	121,531
Mine Safety Appliances Co.(2)	4,708	189,262
Nalco Holding Co.(1)	16,179	285,236
Rentech Inc.(1)	21,061	97,934
Republic Services Inc.	18,110	730,557
Stericycle Inc.(1)	6,742	438,904
Synagro Technologies Inc.	9,359	36,781
Tetra Tech Inc.(1)	8,746	155,154
Waste Connections Inc.(1)	6,783	246,901
Waste Holdings Inc.	1,134	25,719
Waste Management Inc.	83,084	2,981,054
Waste Services Inc.(1)	5,728	51,498

		6,305,558
FOOD—1.47%
Arden Group Inc. Class A	204	23,087
Campbell Soup Co.	36,264	1,345,757
Chiquita Brands International Inc.	6,416	88,412
ConAgra Foods Inc.	79,161	1,750,250
Corn Products International Inc.	11,304	345,902
Dean Foods Co.(1)	20,734	771,097
Del Monte Foods Co.	30,436	341,796
Diamond Foods Inc.	2,388	38,375

Flowers Foods Inc.	7,884	225,798
General Mills Inc.	54,247	2,802,400
Gold Kist Inc.(1)	7,781	104,032
Great Atlantic & Pacific Tea Co.	2,936	66,706
Hain Celestial Group Inc.(1)	4,733	121,922
Heinz (H.J.) Co.	51,063	2,104,817
Hershey Co. (The)	26,888	1,480,722
Hormel Foods Corp.	11,246	417,676
Imperial Sugar Co.	1,723	40,870
Ingles Markets Inc. Class A	1,792	30,464
J&J Snack Foods Corp.	2,084	68,918
Kellogg Co.	37,650	1,823,389
Kraft Foods Inc.	32,150	993,435
Kroger Co.	110,166	2,408,229
Lance Inc.	4,613	106,191
M&F Worldwide Corp.(1)	1,605	25,840
McCormick & Co. Inc. NVS	20,197	677,609
MGP Ingredients Inc.	1,459	33,878
Nash Finch Co.	2,037	43,368
Pathmark Stores Inc.(1)	7,927	74,593
Performance Food Group Co.(1)	5,269	160,072
Pilgrim’s Pride Corp.	6,163	159,005
Premium Standard Farms Inc.	2,102	34,115
Ralcorp Holdings Inc.(1)	4,035	171,609
Ruddick Corp.	6,068	148,727
Safeway Inc.	68,604	1,783,704
Sanderson Farms Inc.	2,591	72,522
Sara Lee Corp.	115,855	1,855,997
Seaboard Corp.	55	70,400
Smithfield Foods Inc.(1)	15,059	434,151
Smucker (J.M.) Co. (The)	8,873	396,623
Spartan Stores Inc.	3,209	46,948
SUPERVALU Inc.	31,193	957,625
Sysco Corp.	94,274	2,881,013
Tootsie Roll Industries Inc.	5,422	157,943
TreeHouse Foods Inc.(1)	4,739	113,215
Tyson Foods Inc. Class A	33,853	503,056
United Natural Foods Inc.(1)	6,431	212,352
Village Super Market Inc. Class A	254	16,604
Weis Markets Inc.	1,458	60,070
Whole Foods Market Inc.	21,355	1,380,387
Wild Oats Markets Inc.(1)(2)	4,394	86,122
Wrigley (William Jr.) Co.	35,783	1,623,117

		31,680,910
FOREST PRODUCTS & PAPER—0.45%
Bowater Inc.(2)	8,520	193,830
Buckeye Technologies Inc.(1)	5,738	43,838
Caraustar Industries Inc.(1)	4,428	39,852
Deltic Timber Corp.	1,549	87,317
Glatfelter Co.	6,771	107,456
International Paper Co.	75,135	2,426,860
Longview Fibre Co.	7,788	148,673
Louisiana-Pacific Corp.	16,183	354,408
MeadWestvaco Corp.	27,611	771,175
Mercer International Inc.(1)(2)	4,136	35,900
Neenah Paper Inc.	2,249	68,482
Plum Creek Timber Co. Inc.	28,096	997,408
Potlatch Corp.	5,888	222,272
Rayonier Inc.	11,662	442,106
Rock-Tenn Co. Class A	4,866	77,613
Schweitzer-Mauduit International Inc.	2,353	50,942
Smurfit-Stone Container Corp.(1)	38,787	424,330

Temple-Inland Inc.	16,838	721,845
Wausau Paper Corp.	6,830	85,033
Weyerhaeuser Co.	37,530	2,336,242
Xerium Technologies Inc.	3,007	28,326

		9,663,908
GAS—0.40%
AGL Resources Inc.	11,880	452,866
Atmos Energy Corp.	12,370	345,247
Cascade Natural Gas Corp.	1,750	36,907
Energen Corp.	11,199	430,154
EnergySouth Inc.	1,050	32,792
KeySpan Corp.	26,663	1,077,185
Laclede Group Inc. (The)	3,247	111,567
New Jersey Resources Corp.	4,274	199,938
Nicor Inc.	6,760	280,540
NiSource Inc.	41,558	907,627
Northwest Natural Gas Co.	4,205	155,711
ONEOK Inc.	17,889	608,942
Peoples Energy Corp.(2)	5,854	210,217
Piedmont Natural Gas Co.(2)	11,634	282,706
Sempra Energy	39,492	1,796,096
South Jersey Industries Inc.	4,441	121,639
Southern Union Co.	15,191	411,068
Southwest Gas Corp.	6,109	191,456
UGI Corp.	16,055	395,274
Vectren Corp.	11,610	316,372
WGL Holdings Inc.	7,429	215,070

		8,579,374
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	4,911	153,665
Black & Decker Corp.	11,581	978,131
Franklin Electric Co. Inc.	3,451	178,210
Kennametal Inc.	6,036	375,741
Lincoln Electric Holdings Inc.	6,468	405,220
Raser Technologies Inc.(1)	3,097	29,855
Regal-Beloit Corp.	4,686	206,887
Snap-On Inc.	8,858	358,040
Stanley Works (The)	12,386	584,867

		3,270,616
HEALTH CARE - PRODUCTS—3.21%
Abaxis Inc.(1)	3,063	68,519
ABIOMED Inc.(1)	3,564	46,225
Adeza Biomedical Corp.(1)	2,292	32,134
Advanced Medical Optics Inc.(1)	10,467	530,677
Align Technology Inc.(1)	8,496	62,785
American Medical Systems Holdings Inc.(1)	10,641	177,173
AngioDynamics Inc.(1)	1,866	50,475
Arrow International Inc.	3,467	113,960
ArthroCare Corp.(1)(2)	3,982	167,284
Aspect Medical Systems Inc.(1)	2,487	43,373
Bard (C.R.) Inc.	15,783	1,156,263
Bausch & Lomb Inc.	8,172	400,755
Baxter International Inc.	99,806	3,668,869
Beckman Coulter Inc.	9,625	534,669
Becton, Dickinson & Co.	37,699	2,304,540
Biomet Inc.	37,506	1,173,563
Biosite Inc.(1)	2,628	119,994
Boston Scientific Corp.(1)	188,094	3,167,503
Bruker BioSciences Corp.(1)	5,709	30,600
Candela Corp.(1)	3,625	57,492

Cepheid Inc.(1)	8,318	80,768
Cerus Corp.(1)	4,233	30,181
Conceptus Inc.(1)	3,472	47,358
CONMED Corp.(1)	4,285	88,699
Cooper Companies Inc.	6,781	300,330
Cyberonics Inc.(1)	3,280	69,930
Cytyc Corp.(1)	17,424	441,873
Dade Behring Holdings Inc.	13,281	553,021
Datascope Corp.	1,970	60,755
DENTSPLY International Inc.	12,029	728,957
DexCom Inc.(1)	2,567	34,860
Diagnostic Products Corp.	3,791	220,522
DJ Orthopedics Inc.(1)	3,469	127,763
Edwards Lifesciences Corp.(1)	8,988	408,325
Encore Medical Corp.(1)	9,062	43,588
ev3 Inc.(1)	2,517	37,277
FoxHollow Technologies Inc.(1)(2)	2,842	77,643
Gen-Probe Inc.(1)	7,867	424,661
Haemonetics Corp.(1)	4,054	188,552
HealthTronics Inc.(1)	5,345	40,889
Henry Schein Inc.(1)	13,460	628,986
Hillenbrand Industries Inc.	9,351	453,523
Hologic Inc.(1)	6,948	342,953
ICU Medical Inc.(1)	2,174	91,830
IDEXX Laboratories Inc.(1)	4,812	361,526
Immucor Inc.(1)	10,334	198,723
IntraLase Corp.(1)	3,263	54,623
Intuitive Surgical Inc.(1)	5,568	656,857
Invacare Corp.	4,731	117,707
Inverness Medical Innovations Inc.(1)	4,219	119,102
IRIS International Inc.(1)	2,664	35,058
Johnson & Johnson	451,314	27,042,735
Kensey Nash Corp.(1)(2)	1,761	51,949
Kinetic Concepts Inc.(1)	6,689	295,319
Kyphon Inc.(1)	6,736	258,393
Laserscope(1)	3,031	93,385
LCA-Vision Inc.	3,167	167,566
Luminex Corp.(1)	4,877	84,811
Medical Action Industries Inc.(1)	1,403	30,992
Medtronic Inc.	183,969	8,631,825
Mentor Corp.	5,541	241,033
Merge Technologies Inc.(1)	3,140	38,653
Meridian Bioscience Inc.	3,206	79,990
Merit Medical Systems Inc.(1)	4,151	57,118
Natus Medical Inc.(1)	2,835	28,038
Neurometrix Inc.(1)	1,903	57,965
Northstar Neuroscience Inc.(1)	1,642	17,044
NuVasive Inc.(1)	5,043	91,934
NxStage Medical Inc.(1)	1,846	16,116
Oakley Inc.	3,797	63,979
OraSure Technologies Inc.(1)	6,994	66,583
Palomar Medical Technologies Inc.(1)	2,649	120,874
Patterson Companies Inc.(1)	21,132	738,141
PolyMedica Corp.	3,512	126,292
PSS World Medical Inc.(1)	10,288	181,583
Quidel Corp.(1)	4,579	43,500
ResMed Inc.(1)	11,490	539,455
Respironics Inc.(1)	11,076	379,021
Sirona Dental Systems Inc.	2,681	106,221
Solexa Inc.(1)	3,588	30,498
SonoSite Inc.(1)(2)	2,485	97,014
Spectranetics Corp.(1)	4,662	49,977
St. Jude Medical Inc.(1)	55,015	1,783,586

Stereotaxis Inc.(1)	3,571	38,531
Steris Corp.	10,309	235,664
Stryker Corp.	45,621	1,921,100
SurModics Inc.(1)(2)	2,429	87,711
Symmetry Medical Inc.(1)	5,317	81,882
TECHNE Corp.(1)	6,003	305,673
ThermoGenesis Corp.(1)	8,363	34,456
Thoratec Corp.(1)	8,033	111,418
TriPath Imaging Inc.(1)	4,795	31,743
Varian Medical Systems Inc.(1)	20,027	948,278
Ventana Medical Systems Inc.(1)	4,399	207,545
Viasys Healthcare Inc.(1)	4,938	126,413
Visicu Inc.(1)	1,049	18,515
Vital Images Inc.(1)	2,014	49,746
Vital Sign Inc.	1,040	51,511
West Pharmaceutical Services Inc.	4,927	178,752
Wright Medical Group Inc.(1)	5,213	109,108
Young Innovations Inc.	743	26,176
Zimmer Holdings Inc.(1)	37,816	2,144,924
Zoll Medical Corp.(1)	1,463	47,928

		69,342,357
HEALTH CARE - SERVICES—1.76%
Aetna Inc.	86,425	3,450,950
Air Methods Corp.(1)	1,578	41,312
Alliance Imaging Inc.(1)	2,316	14,822
Amedisys Inc.(1)(2)	2,435	92,286
American Retirement Corp.(1)	5,382	176,368
AMERIGROUP Corp.(1)	7,881	244,626
AmSurg Corp.(1)	4,537	103,217
Apria Healthcare Group Inc.(1)	6,463	122,151
Bio-Reference Laboratories Inc.(1)	1,584	34,468
Brookdale Senior Living Inc.	1,854	82,948
Capital Senior Living Corp.(1)	3,311	34,037
Centene Corp.(1)	6,569	154,569
Community Health Systems Inc.(1)	14,978	550,441
Covance Inc.(1)	7,318	448,008
Coventry Health Care Inc.(1)	24,461	1,343,887
DaVita Inc.(1)	15,744	782,477
Emeritus Corp.(1)	756	14,175
Five Star Quality Care Inc.(1)	4,812	53,269
Genesis HealthCare Corp.(1)	2,983	141,305
Gentiva Health Services Inc.(1)	4,101	65,739
HCA Inc.	59,021	2,546,756
Health Management Associates Inc. Class A	36,694	723,239
Health Net Inc.(1)	17,577	793,953
Healthways Inc.(1)	5,260	276,886
Horizon Health Corp.(1)	2,287	47,753
Humana Inc.(1)	25,094	1,347,548
Hythiam Inc.(1)	3,991	27,817
Kindred Healthcare Inc.(1)	5,110	132,860
Laboratory Corp. of America Holdings(1)	19,010	1,182,992
LHC Group Inc.(1)	1,687	33,605
LifePoint Hospitals Inc.(1)	8,762	281,523
Lincare Holdings Inc.(1)	14,573	551,442
Magellan Health Services Inc.(1)	5,635	255,322
Manor Care Inc.	12,038	564,823
Matria Healthcare Inc.(1)	3,201	68,565
MedCath Corp.(1)	1,207	22,740
Molina Healthcare Inc.(1)	1,862	70,849
National Healthcare Corp.	981	43,704
NightHawk Radiology Holdings Inc.(1)	955	17,133
Odyssey Healthcare Inc.(1)(2)	5,268	92,559

Option Care Inc.(2)	3,984	47,728
Pediatrix Medical Group Inc.(1)	7,389	334,722
Psychiatric Solutions Inc.(1)	8,065	231,143
Quest Diagnostics Inc.	24,135	1,446,169
Radiation Therapy Services Inc.(1)	1,874	50,429
RehabCare Group Inc.(1)	2,591	45,032
Res-Care Inc.(1)	3,364	67,280
Sierra Health Services Inc.(1)	8,529	384,061
Sun Healthcare Group Inc.(1)	3,525	30,632
Sunrise Senior Living Inc.(1)	6,765	187,052
Symbion Inc.(1)	2,745	56,986
Tenet Healthcare Corp.(1)	71,739	500,738
Triad Hospitals Inc.(1)	13,341	528,037
United Surgical Partners International Inc.(1)(2)	6,765	203,424
UnitedHealth Group Inc.	205,309	9,193,737
Universal Health Services Inc. Class B	6,968	350,212
VistaCare Inc. Class A(1)	1,582	19,142
Wellcare Health Plans Inc.(1)	4,985	244,514
WellPoint Inc.(1)	97,153	7,069,824

		38,023,986
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	24,882	726,306
Resource America Inc. Class A	2,397	45,663
Star Maritime Acquisition Corp.(1)	2,875	29,210
Walter Industries Inc.	6,633	382,392

		1,183,571
HOME BUILDERS—0.37%
AMREP Corporation	260	14,123
Beazer Homes USA Inc.	6,150	282,100
Brookfield Homes Corp.	1,880	61,946
Cavco Industries Inc.(1)	966	42,929
Centex Corp.	18,495	930,298
Champion Enterprises Inc.(1)	11,620	128,285
Fleetwood Enterprises Inc.(1)	9,717	73,266
Horton (D.R.) Inc.	47,659	1,135,237
Hovnanian Enterprises Inc. Class A(1)	7,600	228,608
KB Home	12,296	563,772
Lennar Corp. Class A	20,792	922,541
Levitt Corp. Class A	2,495	39,920
M.D.C. Holdings Inc.	5,259	273,100
M/I Homes Inc.	1,836	64,407
Meritage Homes Corp.(1)	3,445	162,776
Monaco Coach Corp.(2)	4,074	51,740
NVR Inc.(1)	712	349,770
Orleans Homebuilders Inc.	720	11,700
Palm Harbor Homes Inc.(1)(2)	1,461	25,699
Pulte Homes Inc.	32,425	933,516
Ryland Group Inc.	6,949	302,768
Skyline Corp.	1,038	44,406
Standard-Pacific Corp.	10,121	260,110
Technical Olympic USA Inc.	2,998	43,051
Thor Industries Inc.(2)	5,428	262,987
Toll Brothers Inc.(1)	19,696	503,627
WCI Communities Inc.(1)	5,092	102,553
Williams Scotsman International Inc.(1)	4,533	99,001
Winnebago Industries Inc.(2)	4,966	154,145

		8,068,381
HOME FURNISHINGS—0.13%
American Woodmark Corp.	1,821	63,808
Audiovox Corp. Class A(1)	2,525	34,491

DTS Inc.(1)	2,676	52,128
Ethan Allen Interiors Inc.(2)	5,033	183,956
Furniture Brands International Inc.(2)	6,873	143,233
Harman International Industries Inc.	10,201	870,859
Hooker Furniture Corp.	1,628	27,302
Kimball International Inc. Class B	3,766	74,228
La-Z-Boy Inc.(2)	7,886	110,404
Sealy Corp.(1)	3,079	40,858
Stanley Furniture Co. Inc.	1,868	44,776
Tempur-Pedic International Inc.(1)(2)	7,641	103,230
TiVo Inc.(1)	11,683	83,533
Universal Electronics Inc.(1)	2,097	37,138
Whirlpool Corp.	11,113	918,489

		2,788,433
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(1)	6,861	150,256
American Greetings Corp. Class A(2)	8,133	170,874
Avery Dennison Corp.	14,367	834,148
Blyth Inc.	3,932	72,585
Central Garden & Pet Co.(1)	3,279	141,161
Church & Dwight Co. Inc.	9,852	358,810
Clorox Co. (The)	22,997	1,402,127
CNS Inc.	1,933	47,358
CSS Industries Inc.	1,027	29,526
Ennis Inc.	3,880	76,358
Fortune Brands Inc.	22,351	1,587,145
Fossil Inc.(1)(2)	6,607	118,992
Harland (John H.) Co.	4,091	177,958
Jarden Corp.(1)	7,370	224,417
Kimberly-Clark Corp.	70,070	4,323,319
Playtex Products Inc.(1)	8,509	88,749
Prestige Brands Holdings Inc.(1)	5,069	50,538
Russ Berrie & Co. Inc.(1)	1,795	22,007
Scotts Miracle-Gro Co. (The) Class A	7,143	302,292
Spectrum Brands Inc.(1)	5,625	72,675
Standard Register Co. (The)	2,716	32,185
Tupperware Brands Corp.	9,241	181,955
WD-40 Co.	2,563	86,040
Yankee Candle Co. Inc. (The)	6,192	154,862

		10,706,337
HOUSEWARES—0.07%
Lifetime Brands Inc.	1,716	37,186
National Presto Industries Inc.	725	37,903
Newell Rubbermaid Inc.	42,189	1,089,742
Toro Co.	6,499	303,503

		1,468,334
INSURANCE—4.31%
Affirmative Insurance Holdings Inc.	1,145	17,919
AFLAC Inc.	75,997	3,522,461
Alfa Corp.	4,964	82,204
Alleghany Corp.(1)	741	204,783
Allstate Corp. (The)	96,844	5,300,272
Ambac Financial Group Inc.	16,118	1,307,170
American Equity Investment Life Holding Co.	8,483	90,429
American Financial Group Inc.	8,665	371,728
American International Group Inc.	335,722	19,824,384
American National Insurance Co.	2,159	280,065
American Physicians Capital Inc.(1)	1,043	54,851
AmerUs Group Co.	5,916	346,382
AON Corp.	48,568	1,691,138

Argonaut Group Inc.(1)	4,767	143,201
Assurant Inc.	19,656	951,350
Baldwin & Lyons Inc. Class B	1,234	31,467
Berkley (W.R.) Corp.	24,598	839,530
Bristol West Holdings Inc.	2,330	37,280
Brown & Brown Inc.	17,123	500,334
Capital Title Group Inc.	3,919	28,883
Chubb Corp.	63,239	3,155,626
CIGNA Corp.	18,255	1,798,300
Cincinnati Financial Corp.	23,738	1,115,923
CNA Financial Corp.(1)	3,512	115,756
CNA Surety Corp.(1)	2,439	42,146
Commerce Group Inc.	8,286	244,768
Conseco Inc.(1)	23,097	533,541
Crawford & Co. Class B	3,558	25,546
Darwin Professional Underwriters Inc.(1)	799	14,110
Delphi Financial Group Inc. Class A	6,309	229,395
Direct General Corp.(2)	2,250	38,070
Donegal Group Inc. Class A	1,982	38,471
EMC Insurance Group Inc.	898	25,826
Enstar Group Inc.(1)	499	46,003
Erie Indemnity Co. Class A	8,187	425,724
FBL Financial Group Inc. Class A	2,067	66,971
Fidelity National Financial Inc.	26,642	1,037,706
Fidelity National Title Group Inc. Class A(2)	4,757	93,570
First Acceptance Corp.(1)	2,553	30,074
First American Corp.	13,069	552,427
FPIC Insurance Group Inc.(1)	1,589	61,574
Gallagher (Arthur J.) & Co.	14,740	373,512
Genworth Financial Inc. Class A	69,501	2,421,415
Great American Financial Resources Inc.	1,346	28,172
Hanover Insurance Group Inc. (The)	7,743	367,483
Harleysville Group Inc.	2,092	66,358
Hartford Financial Services Group Inc. (The)	46,195	3,908,097
HCC Insurance Holdings Inc.	16,948	498,949
Hilb, Rogal & Hobbs Co.	5,519	205,693
Horace Mann Educators Corp.	6,556	111,124
Independence Holding Co.	769	17,233
Infinity Property & Casualty Corp.	3,155	129,355
James River Group Inc.(1)	1,394	34,711
Kansas City Life Insurance Co.	609	25,682
LandAmerica Financial Group Inc.	2,624	169,510
Lincoln National Corp.	42,858	2,418,906
Loews Corp.	67,568	2,395,286
Markel Corp.(1)	1,468	509,396
Marsh & McLennan Companies Inc.	83,741	2,251,795
MBIA Inc.	20,535	1,202,324
Meadowbrook Insurance Group(1)	3,830	31,866
Mercury General Corp.	4,038	227,622
MetLife Inc.	70,537	3,612,200
MGIC Investment Corp.	13,324	866,060
Midland Co. (The)	1,773	67,339
National Interstate Corp.	2,417	65,549
National Western Life Insurance Co. Class A	340	81,481
Nationwide Financial Services Inc.	7,453	328,528
Navigators Group Inc. (The)(1)	1,993	87,333
NYMAGIC Inc.	878	25,506
Odyssey Re Holdings Corp.(2)	1,963	51,725
Ohio Casualty Corp.	9,687	287,995
Old Republic International Corp.	35,031	748,612
Philadelphia Consolidated Holding Corp.(1)	8,395	254,872
Phoenix Companies Inc.	17,165	241,683
PMA Capital Corp. Class A(1)	4,917	50,645

PMI Group Inc. (The)	13,627	607,492
Presidential Life Corp.	3,267	80,303
Principal Financial Group Inc.	42,216	2,349,320
ProAssurance Corp.(1)	4,756	229,144
Progressive Corp. (The)	119,262	3,066,226
Protective Life Corp.	10,654	496,689
Prudential Financial Inc.	74,993	5,826,956
Radian Group Inc.	12,564	776,204
Reinsurance Group of America Inc.	4,425	217,489
RLI Corp.	3,400	163,812
SAFECO Corp.	18,168	1,023,767
Safety Insurance Group Inc.	2,166	102,993
SCPIE Holdings Inc.(1)	1,528	35,526
SeaBright Insurance Holdings Inc.(1)	2,425	39,067
Selective Insurance Group Inc.	4,195	234,375
St. Paul Travelers Companies Inc.	106,122	4,730,919
StanCorp Financial Group Inc.	8,339	424,538
State Auto Financial Corp.	2,191	71,295
Stewart Information Services Corp.	2,626	95,350
Torchmark Corp.	15,297	928,834
Tower Group Inc.	2,568	77,682
Transatlantic Holdings Inc.	4,090	228,631
Triad Guaranty Inc.(1)	1,755	85,784
21st Century Insurance Group	4,978	71,683
United Fire & Casualty Co.	3,147	94,819
Unitrin Inc.	7,237	315,461
Universal American Financial Corp.(1)	5,803	76,309
UNUMProvident Corp.	45,635	827,363
USI Holdings Corp.(1)	7,035	94,339
Wesco Financial Corp.	219	83,439
Zenith National Insurance Corp.	5,626	223,183

		93,160,367
INTERNET—2.08%
Access Integrated Technologies Inc. Class A(1)	2,053	20,140
Agile Software Corp.(1)	8,669	54,961
Akamai Technologies Inc.(1)	23,552	852,347
Amazon.com Inc.(1)	47,578	1,840,317
aQuantive Inc.(1)(2)	11,603	293,904
Ariba Inc.(1)	11,371	93,583
Art Technology Group Inc.(1)	16,983	50,609
@Road Inc.(1)	9,383	51,794
Audible Inc.(1)(2)	3,742	34,015
Avocent Corp.(1)	7,463	195,904
Blue Coat Systems Inc.(1)	2,203	37,143
Blue Nile Inc.(1)(2)	2,195	70,591
CheckFree Corp.(1)	12,601	624,506
Chordiant Software Inc.(1)	12,079	36,599
Click Commerce Inc.(1)(2)	1,561	30,799
CMGI Inc.(1)	70,428	85,218
CNET Networks Inc.(1)	22,848	182,327
Cogent Communications Group Inc.(1)	3,202	30,003
CyberSource Corp.(1)	4,650	54,405
DealerTrack Holdings Inc.(1)	1,622	35,862
Digital Insight Corp.(1)	5,266	180,571
Digital River Inc.(1)	6,025	243,350
Digitas Inc.(1)	13,774	160,054
Drugstore.com Inc.(1)	12,206	35,397
EarthLink Inc.(1)	20,326	176,023
eBay Inc.(1)	179,465	5,256,530
eCollege.com Inc.(1)	2,756	58,262
Emdeon Corp.(1)	41,829	519,098
Equinix Inc.(1)(2)	4,364	239,409

eResearch Technology Inc.(1)(2)	7,505	68,296
Expedia Inc.(1)	35,010	524,100
F5 Networks Inc.(1)	6,176	330,292
FTD Group Inc.(1)	1,960	26,460
Google Inc. Class A(1)	31,831	13,347,693
GSI Commerce Inc.(1)	5,968	80,747
Harris Interactive Inc.(1)	8,255	47,053
i2 Technologies Inc.(1)	2,156	27,317
IAC/InterActiveCorp(1)	28,135	745,296
InfoSpace Inc.(1)	4,756	107,819
Internet Capital Group Inc.(1)	5,973	53,757
Internet Security Systems Inc.(1)	6,008	113,251
Interwoven Inc.(1)	6,509	55,847
iPass Inc.(1)	9,896	55,418
j2 Global Communications Inc.(1)(2)	7,572	236,398
Jupitermedia Corp.(1)	3,303	42,939
Knot Inc. (The)(1)	2,214	46,339
Liberty Media Holding Corp.-Liberty Interactive Group Series A(1)	107,039	1,847,493
Lionbridge Technologies Inc.(1)	9,093	50,284
Liquidity Services Inc.(1)	1,183	18,419
McAfee Inc.(1)	24,319	590,222
Monster Worldwide Inc.(1)	18,843	803,842
Move Inc.(1)	15,272	83,691
NetBank Inc.	7,063	46,828
NetFlix Inc.(1)(2)	6,003	163,342
NetRatings Inc.(1)	2,033	28,238
NIC Inc.(1)	5,832	42,165
NutriSystem Inc.(1)	4,896	304,188
1-800-FLOWERS.COM Inc.(1)	3,816	22,018
Online Resources Corp.(1)	3,432	35,487
Openwave Systems Inc.(1)	14,381	165,957
Opsware Inc.(1)	12,473	102,778
Overstock.com Inc.(1)(2)	1,700	36,142
Perficient Inc.(1)	2,675	33,063
Priceline.com Inc.(1)	3,875	115,707
ProQuest Co.(1)	3,866	47,513
RealNetworks Inc.(1)	16,295	174,356
Redback Networks Inc.(1)	8,454	155,046
RightNow Technologies Inc.(1)	2,287	38,147
RSA Security Inc.(1)	11,501	312,712
S1 Corp.(1)	10,817	51,922
Sapient Corp.(1)	12,426	65,858
Secure Computing Corp.(1)	6,802	58,497
Sohu.com Inc.(1)	3,935	101,484
SonicWALL Inc.(1)	9,816	88,246
Stamps.com Inc.(1)	2,843	79,092
Stellent Inc.	4,399	42,010
Symantec Corp.(1)	159,023	2,471,217
Terremark Worldwide Inc.(1)	5,968	21,485
TheStreet.com Inc.	2,796	35,845
TIBCO Software Inc.(1)	32,084	226,192
Travelzoo Inc.(1)	462	14,017
TriZetto Group Inc. (The)(1)	6,544	96,786
24/7 Real Media Inc.(1)	7,382	64,814
United Online Inc.	9,780	117,360
ValueClick Inc.(1)(2)	15,620	239,767
Vasco Data Security International Inc.(1)	3,798	31,713
VeriSign Inc.(1)	37,361	865,654
Vignette Corp.(1)	4,533	66,091
WebEx Communications Inc.(1)(2)	6,375	226,567
WebMD Health Corp. Class A(1)(2)	1,075	50,848
webMethods Inc.(1)	8,283	81,753

Websense Inc.(1)	7,318	150,312
WebSideStory Inc.(1)	2,662	32,476
Yahoo! Inc.(1)	214,730	7,086,090

		45,036,477
INVESTMENT COMPANIES—0.09%
Allied Capital Corp.(2)	21,340	613,952
American Capital Strategies Ltd.	20,342	681,050
Apollo Investment Corp.	12,376	228,708
Ares Capital Corp.	5,808	98,329
Capital Southwest Corp.	415	43,347
Gladstone Capital Corp.(2)	1,723	36,855
Gladstone Investment Corp.	2,003	30,045
Harris & Harris Group Inc.(1)	3,167	34,964
MCG Capital Corp.	8,135	129,347
Medallion Financial Corp.	2,236	28,979
MVC Capital Inc.	2,611	35,092
NGP Capital Resources Co.	2,648	38,740
Technology Investment Capital Corp.	2,967	43,467

		2,042,875
IRON & STEEL—0.35%
AK Steel Holding Corp.(1)	16,765	231,860
Allegheny Technologies Inc.	15,283	1,058,195
Carpenter Technology Corp.	3,873	447,332
Chaparral Steel Co.(1)	3,509	252,718
Cleveland-Cliffs Inc.	3,360	266,414
Gibraltar Industries Inc.	3,693	107,097
Nucor Corp.	47,493	2,576,495
Olympic Steel Inc.	1,277	45,193
Oregon Steel Mills Inc.(1)	5,448	275,996
Reliance Steel & Aluminum Co.	5,005	415,165
Ryerson Inc.(2)	3,968	107,136
Schnitzer Steel Industries Inc. Class A	3,442	122,122
Shiloh Industries Inc.(1)	738	11,100
Steel Dynamics Inc.	7,416	487,528
Steel Technologies Inc.	1,741	33,845
United States Steel Corp.	16,606	1,164,413
Wheeling-Pittsburgh Corp.(1)	1,640	32,620

		7,635,229
LEISURE TIME—0.20%
Ambassadors Group Inc.	3,150	90,972
Ambassadors International Inc.	1,088	25,296
Arctic Cat Inc.	1,960	38,240
Bally Total Fitness Holding Corp.(1)	5,609	38,029
Brunswick Corp.	14,414	479,266
Callaway Golf Co.	11,532	149,801
Harley-Davidson Inc.	40,946	2,247,526
K2 Inc.(1)	7,173	78,473
Life Time Fitness Inc.(1)	4,631	214,276
Marine Products Corp.	1,875	18,244
Multimedia Games Inc.(1)(2)	4,138	41,918
Nautilus Inc.(2)	4,995	78,471
Navigant International Inc.(1)	2,365	37,911
Polaris Industries Inc.	6,303	272,920
Sabre Holdings Corp.	20,229	445,038
WMS Industries Inc.(1)	4,116	112,737

		4,369,118
LODGING—0.59%
Ameristar Casinos Inc.	3,929	76,419
Aztar Corp.(1)	5,515	286,559

Boyd Gaming Corp.	6,662	268,878
Choice Hotels International Inc.	5,116	310,030
Gaylord Entertainment Co.(1)	6,188	270,044
Harrah’s Entertainment Inc.	28,159	2,004,358
Hilton Hotels Corp.	58,623	1,657,858
Lakes Gaming Inc.(1)	3,486	42,146
Las Vegas Sands Corp.(1)	21,171	1,648,374
Lodgian Inc.(1)	3,119	44,446
Marcus Corp.	3,271	68,298
Marriott International Inc. Class A	52,045	1,983,955
MGM Mirage(1)	18,236	744,029
Monarch Casino & Resort Inc.(1)	1,583	44,514
Morgans Hotel Group Co.(1)	2,739	42,619
MTR Gaming Group Inc.(1)	3,453	32,389
Riviera Holdings Corp.(1)	1,670	33,734
Starwood Hotels & Resorts Worldwide Inc.	33,106	1,997,616
Station Casinos Inc.	7,716	525,305
Trump Entertainment Resorts Inc.(1)	4,269	86,020
Wynn Resorts Ltd.(1)	7,495	549,384

		12,716,975
MACHINERY—0.98%
AGCO Corp.(1)	13,795	363,084
Albany International Corp. Class A	4,072	172,612
Applied Industrial Technologies Inc.	6,810	165,551
Astec Industries Inc.(1)	2,595	88,541
Briggs & Stratton Corp.	7,797	242,565
Bucyrus International Inc. Class A	4,810	242,905
Cascade Corp.	1,914	75,699
Caterpillar Inc.	102,065	7,601,801
Cognex Corp.	7,105	184,943
Columbus McKinnon Corp.(1)	2,787	60,589
Cummins Inc.	7,079	865,408
Deere & Co.	35,753	2,985,018
DXP Enterprises Inc.(1)	268	8,327
Flow International Corp.(1)	5,331	75,007
Flowserve Corp.(1)	8,612	490,023
Gardner Denver Inc.(1)	7,976	307,076
Gehl Corp.(1)	1,596	40,746
Gerber Scientific Inc.(1)	3,440	44,754
Gorman-Rupp Co. (The)	1,396	37,134
Graco Inc.	10,427	479,433
IDEX Corp.	8,134	383,925
Intermec Inc.(1)	7,676	176,087
Intevac Inc.(1)	3,205	69,484
iRobot Corp.(1)(2)	1,740	43,291
JLG Industries Inc.	16,206	364,635
Joy Global Inc.	18,842	981,480
Kadant Inc.(1)	2,069	47,587
Lindsay Manufacturing Co.	1,757	47,650
Manitowoc Co. Inc. (The)	9,329	415,141
Middleby Corp. (The)(1)	1,014	87,772
NACCO Industries Inc.	845	116,111
Nordson Corp.	4,482	220,425
Presstek Inc.(1)	4,495	41,848
Robbins & Myers Inc.(2)	1,792	46,843
Rockwell Automation Inc.	27,058	1,948,447
Sauer-Danfoss Inc.	1,569	39,884
Tecumseh Products Co. Class A(1)	2,535	48,672
Tennant Co.	1,256	63,152
Terex Corp.(1)	7,652	755,252
TurboChef Technologies Inc.(1)(2)	2,055	22,852
Wabtec Corp.	7,392	276,461
Zebra Technologies Corp. Class A(1)	10,790	368,586

		21,096,801

MANUFACTURING—4.20%
Actuant Corp. Class A	4,158	207,692
Acuity Brands Inc.	6,840	266,144
American Railcar Industries Inc.	1,380	45,692
Ameron International Corp.	1,335	89,472
Applied Films Corp.(1)	2,431	69,259
AptarGroup Inc.	5,357	265,761
Barnes Group Inc.	5,730	114,314
Blount International Inc.(1)	5,783	69,512
Brink’s Co. (The)	7,365	415,460
Carlisle Companies Inc.	4,685	371,521
Ceradyne Inc.(1)	4,088	202,315
CLARCOR Inc.	7,897	235,252
Crane Co.	8,075	335,920
Danaher Corp.	36,191	2,327,805
Donaldson Co. Inc.	11,269	381,681
Dover Corp.	31,077	1,536,136
Eastman Kodak Co.(2)	43,778	1,041,041
Eaton Corp.	22,894	1,726,208
EnPro Industries Inc.(1)	3,218	108,125
ESCO Technologies Inc.(1)	3,928	209,952
Federal Signal Corp.	7,351	111,294
Flanders Corp.(1)	1,954	19,599
FreightCar America Inc.	1,918	106,468
General Electric Co.	1,584,894	52,238,106
GenTek Inc.(1)	1,555	41,752
Griffon Corp.(1)(2)	4,534	118,337
Harsco Corp.	6,394	498,476
Hexcel Corp.(1)	14,228	223,522
Honeywell International Inc.	126,195	5,085,659
Illinois Tool Works Inc.	76,094	3,614,465
ITT Industries Inc.	28,193	1,395,554
Jacuzzi Brands Inc.(1)	11,836	104,157
Koppers Holdings Inc.	1,517	30,325
Lancaster Colony Corp.	3,699	146,000
Leggett & Platt Inc.	27,791	694,219
Matthews International Corp. Class A	4,899	168,869
Myers Industries Inc.	4,062	69,826
Pall Corp.	19,045	533,260
Parker Hannifin Corp.	18,341	1,423,262
Pentair Inc.	15,500	529,945
PW Eagle Inc.	1,600	48,384
Raven Industries Inc.	2,454	77,301
Reddy Ice Holdings Inc.	2,546	51,811
Roper Industries Inc.	13,233	618,643
Smith & Wesson Holding Corp.(1)	4,442	36,513
Smith (A.O.) Corp.	3,124	144,829
SPX Corp.	9,106	509,481
Standex International Corp.	1,887	57,270
Teleflex Inc.	6,140	331,683
Textron Inc.	19,827	1,827,653
3M Co.	114,913	9,281,523
Tredegar Corp.	5,196	82,201
Trinity Industries Inc.	12,034	486,174

		90,725,823
MEDIA—3.15%
Acacia Research Corp.- Acacia Technologies Group(1)	4,247	59,713
Belo (A.H.) Corp.	13,840	215,904

Cablevision Systems Corp.	33,013	708,129
CBS Corp. Class B	102,552	2,774,032
Charter Communications Inc. Class A(1)	60,079	67,889
Citadel Broadcasting Corp.	5,620	50,018
CKX Inc.(1)	7,787	105,670
Clear Channel Communications Inc.	76,705	2,374,020
Comcast Corp. Class A(1)	296,914	9,720,964
Courier Corp.	1,524	60,990
Cox Radio Inc. Class A(1)	6,882	99,238
Crown Media Holdings Inc.(1)(2)	2,364	9,740
Cumulus Media Inc. Class A(1)	5,851	62,430
DIRECTV Group Inc. (The)(1)	122,688	2,024,352
Discovery Holding Co. Class A(1)	42,706	624,789
Dow Jones & Co. Inc.	9,024	315,930
EchoStar Communications Corp.(1)	31,360	966,202
Emmis Communications Corp.(1)	5,012	78,388
Entercom Communications Corp.	4,863	127,216
Entravision Communications Corp.(1)	10,208	87,483
Fisher Communications Inc.(1)	1,160	48,871
Gannett Co. Inc.	36,246	2,027,239
Gemstar-TV Guide International Inc.(1)	37,801	133,060
Gray Television Inc.	6,537	37,849
Hearst-Argyle Television Inc.	4,055	89,453
Hollinger International Inc.	11,420	91,703
Journal Communications Inc. Class A	6,673	75,005
Journal Register Co.	6,034	54,065
Lee Enterprises Inc.	6,971	187,868
Liberty Global Inc. Class A(1)	70,051	1,506,097
Liberty Media Holding Corp.-Liberty Capital Group Series A(1)	21,404	1,793,013
Lin TV Corp. Class A(1)	4,210	31,786
LodgeNet Entertainment Corp.(1)	2,532	47,222
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	3,850	64,334
McClatchy Co. (The) Class A(2)	8,398	336,940
McGraw-Hill Companies Inc. (The)	54,536	2,739,343
Media General Inc. Class A	3,364	140,918
Mediacom Communications Corp.(1)	8,447	52,625
Meredith Corp.	4,739	234,770
New York Times Co. Class A	20,160	494,726
News Corp. Class A	350,932	6,730,876
Outdoor Channel Holdings Inc.(1)	2,006	20,702
Playboy Enterprises Inc. Class B(1)	3,240	32,335
Primedia Inc.(1)	30,257	55,370
Private Media Group Inc.(1)	3,836	17,070
Radio One Inc. Class D(1)	11,659	86,277
Readers Digest Association Inc. (The)	14,689	205,058
Salem Communications Corp. Class A(1)	1,511	19,658
Scholastic Corp.(1)	5,349	138,914
Scripps (E.W.) Co. Class A	12,785	551,545
Sinclair Broadcast Group Inc. Class A	6,937	59,381
Sirius Satellite Radio Inc.(1)	214,022	1,016,605
Spanish Broadcasting System Inc. Class A(1)	6,790	34,697
Time Warner Inc.	639,620	11,065,426
Tribune Co.	34,186	1,108,652
Univision Communications Inc. Class A(1)	32,824	1,099,604
Value Line Inc.	208	8,882
Viacom Inc. Class B(1)	96,712	3,466,158
Walt Disney Co. (The)	334,529	10,035,870
Washington Post Co. (The) Class B	854	666,129
Westwood One Inc.	10,699	80,243
Wiley (John) & Sons Inc. Class A	6,739	223,735
World Wrestling Entertainment Inc.	3,259	55,045
XM Satellite Radio Holdings Inc. Class A(1)	39,381	576,932

		68,075,148

METAL FABRICATE & HARDWARE—0.18%
Ampco-Pittsburgh Corp.	1,094	31,343
Castle (A.M.) & Co.	1,516	48,891
CIRCOR International Inc.	2,438	74,335
Commercial Metals Co.	18,342	471,389
Dynamic Materials Corp.	1,797	60,613
Foster (L.B.) Co. Class A(1)	1,552	37,667
Kaydon Corp.	4,302	160,508
Ladish Co. Inc.(1)	2,134	79,961
Lawson Products Inc.	681	26,845
Mueller Industries Inc.	5,614	185,430
Mueller Water Porducts Inc. Class A(1)	3,814	66,402
NN Inc.	2,631	32,493
NS Group Inc.(1)	3,423	188,539
Precision Castparts Corp.	20,598	1,230,936
Quanex Corp.	5,753	247,782
RBC Bearings Inc.(1)	3,120	70,824
Timken Co. (The)	12,832	430,000
Valmont Industries Inc.	2,753	127,987
Worthington Industries Inc.	11,030	231,079

		3,803,024
MINING—0.62%
Alcoa Inc.	132,621	4,291,616
AMCOL International Corp.	3,342	88,062
Brush Engineered Materials Inc.(1)	2,958	61,674
Century Aluminum Co.(1)(2)	3,524	125,772
Coeur d’Alene Mines Corp.(1)	42,367	203,785
Compass Minerals International Inc.	4,876	121,656
Freeport-McMoRan Copper & Gold Inc.	28,726	1,591,708
Hecla Mining Co.(1)(2)	18,165	95,366
Newmont Mining Corp.	63,804	3,377,146
Phelps Dodge Corp.	31,065	2,552,300
Royal Gold Inc.(2)	2,963	82,431
RTI International Metals Inc.(1)	3,469	193,709
Southern Copper Corp.(2)	1,030	91,804
Stillwater Mining Co.(1)	6,292	79,783
Titanium Metals Corp.(1)	11,330	389,525
USEC Inc.	13,247	156,977

		13,503,314
OFFICE & BUSINESS EQUIPMENT—0.17%
Global Imaging Systems Inc.(1)	3,556	146,792
IKON Office Solutions Inc.	16,743	210,962
Pitney Bowes Inc.	33,831	1,397,220
Xerox Corp.(1)	139,961	1,946,858

		3,701,832
OFFICE FURNISHINGS—0.05%
CompX International Inc.	247	4,421
Herman Miller Inc.	10,114	260,638
HNI Corp.	7,901	358,310
Interface Inc. Class A(1)	7,285	83,413
Knoll Inc.	5,048	92,681
Steelcase Inc. Class A	11,770	193,617

		993,080
OIL & GAS—7.29%
Alon USA Energy Inc.	1,835	57,747
Anadarko Petroleum Corp.	69,889	3,333,006
Apache Corp.	50,349	3,436,319

Arena Resources Inc.(1)	1,638	56,167
Atlas America Inc.(1)	2,642	118,388
ATP Oil & Gas Corp.(1)	3,076	128,977
Atwood Oceanics Inc.(1)	4,115	204,104
Aurora Oil & Gas Corp.(1)	10,146	40,584
Berry Petroleum Co. Class A	5,381	178,380
Bill Barrett Corp.(1)	4,342	128,567
Bois d'Arc Energy LLC(1)	2,566	42,262
Brigham Exploration Co.(1)	6,930	54,816
Bronco Drilling Co. Inc.(1)	2,067	43,180
Cabot Oil & Gas Corp.	7,442	364,658
Callon Petroleum Co.(1)	3,099	59,935
Carrizo Oil & Gas Inc.(1)	3,188	99,816
Cheniere Energy Inc.(1)(2)	8,359	326,001
Chesapeake Energy Corp.	51,735	1,564,984
Chevron Corp.	337,835	20,966,040
Cimarex Energy Co.	12,593	541,499
Clayton Williams Energy Inc.(1)	810	27,977
CNX Gas Corp.(1)	4,255	127,650
Complete Production Services Inc.(1)	3,967	93,780
Comstock Resources Inc.(1)	6,553	195,673
ConocoPhillips	251,590	16,486,693
Crosstex Energy Inc.	1,345	127,883
Delek US Holdings Inc.(1)	1,564	23,773
Delta Petroleum Corp.(1)	8,062	138,102
Denbury Resources Inc.(1)	18,146	574,684
Devon Energy Corp.	67,066	4,051,457
Diamond Offshore Drilling Inc.	8,996	755,034
Edge Petroleum Corp.(1)	2,643	52,807
Encore Acquisition Co.(1)	8,045	215,847
Energy Partners Ltd.(1)	5,843	110,725
ENSCO International Inc.	23,437	1,078,571
EOG Resources Inc.	36,974	2,563,777
EXCO Resources Inc.(1)	7,922	90,311
Exploration Company of Delaware (The)(1)	4,442	47,352
Exxon Mobil Corp.	922,172	56,575,252
Forest Oil Corp.(1)	8,368	277,483
Frontier Oil Corp.	17,264	559,354
Gasco Energy Inc.(1)	11,192	49,804
GeoGlobal Resources Inc.(1)	4,565	22,323
Giant Industries Inc.(1)	2,230	148,407
GMX Resources Inc.(1)	1,225	37,877
Goodrich Petroleum Corp.(1)	1,906	54,111
Grey Wolf Inc.(1)	29,635	228,190
Gulfport Energy Corp.(1)	1,963	21,672
Harvest Natural Resources Inc.(1)	5,658	76,609
Helmerich & Payne Inc.	8,006	482,442
Hess Corp.	36,881	1,949,161
Holly Corp.	7,325	353,065
Houston Exploration Co.(1)	4,430	271,072
KCS Energy Inc.(1)	7,704	228,809
Kerr-McGee Corp.	34,600	2,399,510
Marathon Oil Corp.	55,244	4,601,825
Mariner Energy Inc.(1)	11,161	205,028
McMoRan Exploration Co.(1)(2)	3,722	65,507
Meridian Resource Corp. (The)(1)	13,246	46,361
Murphy Oil Corp.	28,442	1,588,770
Newfield Exploration Co.(1)	19,606	959,518
Noble Energy Inc.	27,001	1,265,267
Occidental Petroleum Corp.	65,279	6,694,361
Parallel Petroleum Corp.(1)	5,323	131,531
Parker Drilling Co.(1)	16,482	118,341
Patterson-UTI Energy Inc.	26,136	739,910

Penn Virginia Corp.	2,841	198,529
PetroCorp Inc. Escrow(3)	1,248	0
Petrohawk Energy Corp.(1)	8,972	113,047
Petroleum Development Corp.(1)	2,482	93,571
PetroQuest Energy Inc.(1)	6,238	76,603
Pioneer Drilling Co.(1)	6,302	97,303
Pioneer Natural Resources Co.	19,704	914,463
Plains Exploration & Production Co.(1)	11,999	486,439
Pogo Producing Co.	8,835	407,294
Pride International Inc.(1)	24,682	770,819
PrimeEnergy Corp.(1)	115	8,849
Quest Resource Corp.(1)	2,981	40,393
Quicksilver Resources Inc.(1)	9,536	351,020
RAM Energy Resources Inc.(1)	3,182	18,201
Range Resources Corp.	21,017	571,452
Remington Oil & Gas Corp.(1)	3,685	162,029
Rosetta Resources Inc.(1)(2)	7,713	128,190
Rowan Companies Inc.	16,797	597,805
Southwestern Energy Co.(1)	25,548	796,076
St. Mary Land & Exploration Co.	8,709	350,537
Stone Energy Corp.(1)	4,157	193,508
Sulphco Inc.(1)	5,302	37,962
Sunoco Inc.	20,218	1,400,905
Swift Energy Co.(1)	4,437	190,480
Tesoro Corp.	10,449	776,988
TODCO Class A	9,425	385,011
Toreador Resources Corp.(1)	1,844	51,872
Transmeridian Exploration Inc.(1)	10,566	60,226
Unit Corp.(1)	7,051	401,131
VAALCO Energy Inc.(1)	8,780	85,693
Valero Energy Corp.	93,807	6,240,042
W&T Offshore Inc.	2,708	105,314
Warren Resources Inc.(1)	8,128	116,718
Western Refining Inc.	3,535	76,285
Whiting Petroleum Corp.(1)(2)	5,629	235,686
XTO Energy Inc.	55,498	2,456,896

		157,656,423
OIL & GAS SERVICES—1.10%
Allis-Chalmers Energy Inc.(1)	2,083	28,308
Baker Hughes Inc.	51,935	4,250,880
Basic Energy Services Inc.(1)	1,908	58,328
BJ Services Co.	48,999	1,825,703
Cameron International Corp.(1)	17,605	840,991
CARBO Ceramics Inc.	3,058	150,240
Dawson Geophysical Co.(1)	1,147	35,293
Dresser-Rand Group Inc.(1)	4,770	112,000
Dril-Quip Inc.(1)	1,686	138,994
FMC Technologies Inc.(1)	10,418	702,798
Global Industries Ltd.(1)	13,455	224,699
Grant Prideco Inc.(1)	19,956	893,031
Gulf Island Fabrication Inc.	1,839	36,854
Halliburton Co.	78,678	5,838,694
Hanover Compressor Co.(1)(2)	15,580	292,592
Helix Energy Solutions Group Inc.(1)	12,294	496,186
Hercules Offshore Inc.(1)	3,091	108,185
Hornbeck Offshore Services Inc.(1)	3,746	133,058
Hydril Co. LP(1)	2,714	213,103
Input/Output Inc.(1)(2)	10,744	101,531
Lone Star Technologies Inc.(1)	4,691	253,408
Lufkin Industries Inc.	2,254	133,955
MarkWest Hydrocarbon Inc.	949	23,488
Matrix Service Co.(1)	3,182	36,402

Maverick Tube Corp.(1)	5,628	355,633
Metretek Technologies Inc.(1)	2,392	41,095
NATCO Group Inc. Class A(1)	2,226	89,485
National Oilwell Varco Inc.(1)	26,664	1,688,365
Newpark Resources Inc.(1)	13,624	83,788
Oceaneering International Inc.(1)	8,193	375,649
Oil States International Inc.(1)	7,547	258,711
RPC Inc.	3,247	78,837
SEACOR Holdings Inc.(1)	3,445	282,834
Smith International Inc.	32,607	1,450,033
Superior Energy Services Inc.(1)	12,160	412,224
Superior Well Services Inc.(1)	1,661	41,359
T-3 Energy Services Inc.(1)	221	4,305
Tetra Technologies Inc.(1)	10,882	329,616
Tidewater Inc.	9,189	452,099
Trico Marine Services Inc.(1)	1,807	61,438
Union Drilling Inc.(1)	2,050	30,463
Universal Compression Holdings Inc.(1)	4,594	289,284
Veritas DGC Inc.(1)	5,422	279,667
Warrior Energy Service Corp.(1)	1,470	35,765
W-H Energy Services Inc.(1)	4,487	228,074

		23,797,445
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(1)	1,089	36,394
Ball Corp.	15,959	591,121
Bemis Co. Inc.	15,981	489,338
Chesapeake Corp.	3,022	49,591
Crown Holdings Inc.(1)	25,564	398,031
Graphic Packaging Corp.(1)	11,536	43,721
Greif Inc. Class A	2,515	188,524
Owens-Illinois Inc.(1)	23,373	391,731
Packaging Corp. of America	12,374	272,475
Pactiv Corp.(1)	21,511	532,397
Sealed Air Corp.	12,436	647,667
Silgan Holdings Inc.	3,546	131,237
Sonoco Products Co.	15,093	477,693

		4,249,920
PHARMACEUTICALS—5.28%
Abbott Laboratories	232,622	10,144,645
Abraxis BioScience Inc.(1)	3,893	92,809
ACADIA Pharmaceuticals Inc.(1)	3,693	31,169
Adams Respiratory Therapeutics Inc.(1)	4,623	206,278
Adolor Corp.(1)	6,894	172,419
Akorn Inc.(1)	6,782	26,992
Alkermes Inc.(1)	13,414	253,793
Allergan Inc.	22,779	2,443,276
Alnylam Pharmaceuticals Inc.(1)	4,877	73,545
Alpharma Inc. Class A	6,472	155,587
Altus Pharmaceuticals Inc.(1)	1,125	20,756
AmerisourceBergen Corp.	31,989	1,340,979
Amylin Pharmaceuticals Inc.(1)	16,266	803,052
Anadys Pharmaceuticals Inc.(1)	4,342	12,679
Andrx Corp.(1)	11,255	261,003
Array BioPharma Inc.(1)	5,955	51,213
AtheroGenics Inc.(1)(2)	6,013	78,470
Auxilium Pharmaceuticals Inc.(1)	3,301	25,682
AVANIR Pharmaceuticals Class A(1)(2)	4,830	33,037
AVI BioPharma Inc.(1)	7,657	28,714
Barr Pharmaceuticals Inc.(1)	16,179	771,577
Bentley Pharmaceuticals Inc.(1)(2)	2,940	32,222
Bioenvision Inc.(1)	5,494	29,283

BioMarin Pharmaceutical Inc.(1)	13,012	186,982
Bradley Pharmaceuticals Inc.(1)	2,215	22,593
Bristol-Myers Squibb Co.	299,705	7,750,371
Caraco Pharmaceutical Laboratories Ltd.(1)	1,482	13,560
Cardinal Health Inc.	63,658	4,095,119
Caremark Rx Inc.	67,434	3,362,934
Cephalon Inc.(1)	9,256	556,286
CombinatoRX Inc.(1)	3,756	33,015
Connetics Corp.(1)	5,215	61,328
Conor Medsystems Inc.(1)	4,125	113,809
Cubist Pharmaceuticals Inc.(1)	8,277	208,415
CV Therapeutics Inc.(1)	6,864	95,890
Cypress Bioscience Inc.(1)	4,887	30,006
Dendreon Corp.(1)	10,849	52,509
Depomed Inc.(1)	5,601	32,878
Durect Corp.(1)	8,465	32,760
Emisphere Technologies Inc.(1)	3,632	30,981
Endo Pharmaceuticals Holdings Inc.(1)	20,277	668,735
Express Scripts Inc.(1)	18,757	1,345,627
Forest Laboratories Inc.(1)	49,669	1,921,694
Genta Inc.(1)	20,371	33,408
Gilead Sciences Inc.(1)	69,356	4,103,101
HealthExtras Inc.(1)	4,140	125,111
Hi-Tech Pharmacal Co. Inc.(1)	1,527	25,302
Hospira Inc.(1)	23,806	1,022,230
Idenix Pharmaceuticals Inc.(1)	3,766	35,400
I-Flow Corp.(1)	3,564	38,562
ImClone Systems Inc.(1)	10,594	409,352
Indevus Pharmaceuticals Inc.(1)	7,261	39,718
Isis Pharmaceuticals Inc.(1)	11,108	67,203
King Pharmaceuticals Inc.(1)	36,917	627,589
Kos Pharmaceuticals Inc.(1)	2,808	105,637
K-V Pharmaceutical Co. Class A(1)	5,897	110,038
Lilly (Eli) & Co.	149,856	8,282,541
Mannatech Inc.(2)	2,499	31,512
MannKind Corp.(1)	3,410	72,667
Medarex Inc.(1)	18,621	178,948
Medco Health Solutions Inc.(1)	45,983	2,633,906
Medicines Co. (The)(1)	7,638	149,323
Medicis Pharmaceutical Corp. Class A	8,298	199,152
Merck & Co. Inc.	332,649	12,118,403
MGI Pharma Inc.(1)	11,908	256,022
Mylan Laboratories Inc.	32,040	640,800
Nabi Biopharmaceuticals(1)	9,142	52,475
Nastech Pharmaceutical Co. Inc.(1)	3,305	52,219
NBTY Inc.(1)	8,413	201,155
Neurocrine Biosciences Inc.(1)	5,748	60,929
New River Pharmaceuticals Inc.(1)(2)	2,418	68,913
Noven Pharmaceuticals Inc.(1)	3,611	64,637
NPS Pharmaceuticals Inc.(1)	7,025	34,282
Nuvelo Inc.(1)	7,900	131,535
Omnicare Inc.	18,460	875,373
Onyx Pharmaceuticals Inc.(1)	6,309	106,180
OSI Pharmaceuticals Inc.(1)	8,672	285,829
Pain Therapeutics Inc.(1)(2)	5,421	45,265
Par Pharmaceutical Companies Inc.(1)	5,343	98,632
Penwest Pharmaceuticals Co.(1)	3,480	75,968
Perrigo Co.	11,841	190,640
PetMed Express Inc.(1)	2,859	31,363
Pfizer Inc.	1,116,821	26,211,789
Pharmion Corp.(1)	3,685	62,756
POZEN Inc.(1)(2)	3,818	26,879
Progenics Pharmaceuticals Inc.(1)	3,393	81,636

Renovis Inc.(1)	3,315	50,753
Rigel Pharmaceuticals Inc.(1)	3,791	36,886
Salix Pharmaceuticals Ltd.(1)	7,092	87,232
Santarus Inc.(1)	7,006	46,590
Schering-Plough Corp.	225,740	4,295,832
Sciele Pharma Inc.(1)	4,434	102,824
Sepracor Inc.(1)	16,578	947,267
Somaxon Pharmaceuticals Inc.(1)	764	11,926
Tanox Inc.(1)	3,711	51,323
Tiens Biotech Group (USA) Inc.(1)	532	2,277
Trimeris Inc.(1)	2,691	30,920
United Therapeutics Inc.(1)	3,594	207,625
USANA Health Sciences Inc.(1)(2)	1,432	54,273
Valeant Pharmaceuticals International	14,146	239,350
VCA Antech Inc.(1)	12,660	404,234
ViroPharma Inc.(1)	10,453	90,105
Watson Pharmaceuticals Inc.(1)	15,544	361,864
Wyeth	205,147	9,110,578
XenoPort Inc.(1)	3,070	55,598
Zymogenetics Inc.(1)	5,715	108,414

		114,064,923
PIPELINES—0.39%
Dynegy Inc. Class A(1)	57,540	314,744
El Paso Corp.	100,596	1,508,940
Equitable Resources Inc.	18,381	615,764
Kinder Morgan Inc.	16,230	1,621,215
National Fuel Gas Co.	12,798	449,722
Questar Corp.	13,042	1,049,751
TransMontaigne Inc.(1)	6,803	76,262
Western Gas Resources Inc.	9,655	577,852
Williams Companies Inc.	90,710	2,118,986

		8,333,236
REAL ESTATE—0.12%
Avatar Holdings Inc.(1)	879	50,077
California Coastal Communities Inc.(1)	1,545	49,440
CB Richard Ellis Group Inc. Class A(1)	28,204	702,280
Consolidated-Tomoka Land Co.	869	47,917
Forest City Enterprises Inc. Class A	10,737	535,884
HouseValues Inc.(1)(2)	2,187	15,156
Jones Lang LaSalle Inc.	5,457	477,760
Resource Capital Corp.	611	7,864
St. Joe Co. (The)(2)	11,370	529,160
Tarragon Corp.	2,055	28,462
Trammell Crow Co.(1)	5,500	193,435

		2,637,435
REAL ESTATE INVESTMENT TRUSTS—2.37%
Aames Investment Corp.	7,200	35,928
Acadia Realty Trust	4,844	114,561
Affordable Residential Communities Inc.(1)	5,204	55,943
Agree Realty Corp.	1,175	39,915
Alexander’s Inc.(1)	302	82,072
Alexandria Real Estate Equities Inc.	3,472	307,897
AMB Property Corp.	13,412	677,977
American Campus Communities Inc.	2,626	65,256
American Financial Realty Trust	19,740	191,083
American Home Mortgage Investment Corp.	6,723	247,810
Annaly Mortgage Management Inc.	24,835	318,136
Anthracite Capital Inc.	8,694	105,719
Anworth Mortgage Asset Corp.	6,913	57,378

Apartment Investment & Management Co. Class A	14,816	643,755
Arbor Realty Trust Inc.	1,813	45,416
Archstone-Smith Trust	32,574	1,657,039
Ashford Hospitality Trust Inc.	7,372	93,035
AvalonBay Communities Inc.	11,339	1,254,320
BioMed Realty Trust Inc.	8,509	254,759
Boston Properties Inc.	17,396	1,572,598
Brandywine Realty Trust	13,849	445,522
BRE Properties Inc. Class A	7,824	430,320
Camden Property Trust	8,585	631,427
Capital Lease Funding Inc.	5,054	57,666
Capital Trust Inc. Class A	1,493	53,181
CapitalSource Inc.	14,239	334,047
CarrAmerica Realty Corp.	9,002	401,039
CBL & Associates Properties Inc.	9,802	381,592
Cedar Shopping Centers Inc.	4,647	68,404
CentraCore Properties Trust	1,676	41,481
Colonial Properties Trust	6,971	344,367
Corporate Office Properties Trust	5,080	213,766
Cousins Properties Inc.	5,838	180,569
Crescent Real Estate Equities Co.	12,013	222,961
Deerfield Triarc Capital Corp.	7,878	102,256
Developers Diversified Realty Corp.	16,715	872,189
DiamondRock Hospitality Co.	9,768	144,664
Digital Realty Trust Inc.	2,802	69,181
Duke Realty Corp.	20,559	722,649
EastGroup Properties Inc.	3,380	157,778
Education Realty Trust Inc.	4,024	67,000
Entertainment Properties Trust	4,031	173,535
Equity Inns Inc.	8,313	137,663
Equity Lifestyle Properties Inc.	2,961	129,781
Equity Office Properties Trust	55,807	2,037,514
Equity One Inc.	5,814	121,513
Equity Residential	44,388	1,985,475
Essex Property Trust Inc.	3,489	389,582
Extra Space Storage Inc.	7,089	115,125
Federal Realty Investment Trust	8,083	565,810
FelCor Lodging Trust Inc.	9,280	201,747
Fieldstone Investment Corp.	7,394	67,729
First Industrial Realty Trust Inc.	6,819	258,713
First Potomac Realty Trust	3,127	93,153
Franklin Street Properties Corp.	7,517	147,935
General Growth Properties Inc.	26,198	1,180,482
Getty Realty Corp.	2,671	75,963
Glenborough Realty Trust Inc.	4,911	105,783
Glimcher Realty Trust(2)	5,580	138,440
Global Signal Inc.	2,605	120,664
GMH Communities Trust	6,054	79,792
Gramercy Capital Corp.	2,517	65,190
Health Care Property Investors Inc.	20,854	557,636
Health Care REIT Inc.	9,469	330,942
Healthcare Realty Trust Inc.	7,291	232,218
Heritage Property Investment Trust Inc.	4,310	150,505
Hersha Hospitality Trust	4,251	39,492
Highland Hospitality Corp.	9,098	128,100
Highwoods Properties Inc.	8,239	298,087
Home Properties Inc.	5,259	291,927
HomeBanc Corp.	8,631	68,530
Hospitality Properties Trust	10,965	481,583
Host Hotels & Resorts Inc.	78,877	1,725,040
HRPT Properties Trust	31,983	369,723
Impac Mortgage Holdings Inc.	11,599	129,677

Inland Real Estate Corp.	10,303	153,309
Innkeepers USA Trust	6,585	113,789
Investors Real Estate Trust	7,098	64,095
iStar Financial Inc.	17,270	651,943
JER Investors Trust Inc.	3,912	60,832
Kilroy Realty Corp.	4,889	353,230
Kimco Realty Corp.	32,251	1,176,839
Kite Realty Group Trust	4,360	67,972
KKR Financial Corp.	12,250	254,923
LaSalle Hotel Properties	6,093	282,106
Lexington Corporate Properties Trust	8,056	174,010
Liberty Property Trust	13,598	601,032
LTC Properties Inc.	3,562	79,611
Luminent Mortgage Capital Inc.	5,974	55,319
Macerich Co. (The)	10,939	767,918
Mack-Cali Realty Corp.	9,500	436,240
Maguire Properties Inc.	5,771	202,966
Medical Properties Trust Inc.	6,109	67,443
MFA Mortgage Investments Inc.	12,067	83,021
Mid-America Apartment Communities Inc.	3,602	200,812
Mills Corp.	8,625	230,719
MortgageIT Holdings Inc.	4,429	53,414
National Health Investors Inc.	3,592	96,589
National Retail Properties Inc.	8,822	175,999
Nationwide Health Properties Inc.	11,395	256,501
New Century Financial Corp.	6,962	318,512
New Plan Excel Realty Trust Inc.	15,945	393,682
Newcastle Investment Corp.	6,710	169,897
Newkirk Realty Trust Inc.	2,953	51,264
NorthStar Realty Finance Corp.	6,448	77,440
NovaStar Financial Inc.(2)	5,001	158,082
Omega Healthcare Investors Inc.	8,840	116,865
Pan Pacific Retail Properties Inc.	6,211	430,857
Parkway Properties Inc.	2,159	98,235
Pennsylvania Real Estate Investment Trust	5,581	225,305
Post Properties Inc.	6,541	296,569
ProLogis	37,336	1,945,952
PS Business Parks Inc.	2,435	143,665
Public Storage Inc.	12,609	957,023
RAIT Investment Trust	4,256	124,275
Ramco-Gershenson Properties Trust	2,571	69,237
Realty Income Corp.	12,661	277,276
Reckson Associates Realty Corp.	12,680	524,698
Redwood Trust Inc.	2,958	144,439
Regency Centers Corp.	10,452	649,592
Republic Property Trust	3,968	39,204
Saul Centers Inc.	1,668	68,021
Saxon Capital Inc.	7,629	87,276
Senior Housing Properties Trust	9,738	174,408
Shurgard Storage Centers Inc. Class A	7,211	450,688
Simon Property Group Inc.	33,667	2,792,341
Sizeler Property Investors Inc.	2,639	42,382
SL Green Realty Corp.	6,587	721,079
Sovran Self Storage Inc.	2,696	136,930
Spirit Finance Corp.	12,478	140,502
Strategic Hotels & Resorts Inc.	11,153	231,313
Sun Communities Inc.	2,751	89,490
Sunstone Hotel Investors Inc.	8,831	256,629
Tanger Factory Outlet Centers Inc.	4,720	152,786
Taubman Centers Inc.	8,042	328,918
Thornburg Mortgage Inc.	17,054	475,295
Trizec Properties Inc.	14,970	428,741
Trustreet Properties Inc.	10,288	135,699

United Dominion Realty Trust Inc.	20,466	573,253
Universal Health Realty Income Trust	1,796	56,305
Urstadt Biddle Properties Inc. Class A	3,222	52,486
U-Store-It Trust	7,165	135,132
Ventas Inc.	15,834	536,456
Vornado Realty Trust	18,621	1,816,479
Washington Real Estate Investment Trust	6,430	235,981
Weingarten Realty Investors	12,238	468,471
Windrose Medical Properties Trust	3,105	45,333
Winston Hotels Inc.	4,033	49,404
Winthrop Realty Trust Inc.	3,679	21,853

		51,334,057
RETAIL—5.95%
Abercrombie & Fitch Co. Class A	13,405	743,039
AC Moore Arts & Crafts Inc.(1)	2,373	38,704
Advance Auto Parts Inc.	16,450	475,405
Aeropostale Inc.(1)	8,311	240,105
AFC Enterprises Inc.(1)	3,911	49,865
American Eagle Outfitters Inc.	17,391	591,990
America’s Car-Mart Inc.(1)(2)	1,410	28,637
AnnTaylor Stores Corp.(1)	11,053	479,479
Applebee’s International Inc.	11,324	217,647
Asbury Automotive Group Inc.(1)	1,871	39,179
AutoNation Inc.(1)	23,981	514,153
AutoZone Inc.(1)	8,330	734,706
Barnes & Noble Inc.	7,922	289,153
Bebe Stores Inc.	3,603	55,558
Bed Bath & Beyond Inc.(1)	43,021	1,427,007
Best Buy Co. Inc.	61,072	3,349,188
Big 5 Sporting Goods Corp.	3,460	67,470
Big Lots Inc.(1)	17,215	294,032
BJ’s Restaurants Inc.(1)(2)	2,105	47,026
BJ’s Wholesale Club Inc.(1)	10,292	291,778
Blockbuster Inc. Class A(1)(2)	29,057	144,704
Bob Evans Farms Inc.	5,468	164,095
Bon-Ton Stores Inc. (The)	1,012	22,143
Books-A-Million Inc.	2,156	35,962
Borders Group Inc.	9,866	182,126
Brinker International Inc.	12,927	469,250
Brown Shoe Co. Inc.	4,324	147,362
Buckle Inc. (The)	1,469	61,507
Buffalo Wild Wings Inc.(1)	1,120	42,907
Build-A-Bear Workshop Inc.(1)(2)	2,242	48,225
Burger King Holdings Inc.(1)	3,808	59,976
Cabela’s Inc. Class A(1)(2)	4,882	94,027
Cache Inc.(1)	1,866	32,356
California Pizza Kitchen Inc.(1)	3,020	82,990
CarMax Inc.(1)	16,050	569,133
Casey’s General Store Inc.	7,677	192,002
Cash America International Inc.	4,509	144,288
Casual Male Retail Group Inc.(1)	4,684	47,074
Cato Corp. Class A	4,656	120,358
CBRL Group Inc.(2)	4,713	159,865
CEC Entertainment Inc.(1)	5,071	162,881
Charlotte Russe Holding Inc.(1)	2,343	56,091
Charming Shoppes Inc.(1)	18,649	209,615
Cheesecake Factory (The)(1)	12,051	324,774
Chico’s FAS Inc.(1)	27,298	736,500
Children’s Place Retail Stores Inc. (The)(1)	3,443	206,752
Chipotle Mexican Grill Inc. Class A(1)	1,201	73,201
Christopher & Banks Corp.	5,570	161,530
Circuit City Stores Inc.	27,082	737,172

Citi Trends Inc.(1)(2)	959	40,940
CKE Restaurants Inc.(2)	9,116	151,417
Claire’s Stores Inc.	15,076	384,589
Coldwater Creek Inc.(1)	9,104	243,623
Conn’s Inc.(1)	1,189	31,568
Copart Inc.(1)	10,791	265,027
Cosi Inc.(1)	5,236	32,620
Cost Plus Inc.(1)	3,361	49,272
Costco Wholesale Corp.	71,820	4,103,077
CSK Auto Corp.(1)	6,680	79,960
CVS Corp.	124,738	3,829,457
Darden Restaurants Inc.	22,586	889,888
Deb Shops Inc.	762	18,372
dELiA*s Inc.(1)	3,243	26,203
Denny’s Corp.(1)	14,022	51,741
Dick’s Sporting Goods Inc.(1)	5,569	220,532
Dillard’s Inc. Class A	9,538	303,785
Dollar General Corp.	48,115	672,648
Dollar Tree Stores Inc.(1)	16,095	426,518
Domino’s Pizza Inc.	5,775	142,874
Dress Barn Inc.(1)	7,010	177,704
DSW Inc. Class A(1)	2,470	89,957
EZCORP Inc.(1)	1,802	67,917
Family Dollar Stores Inc.	23,678	578,454
Federated Department Stores Inc.	83,912	3,071,179
Finish Line Inc. (The)	6,491	76,789
First Cash Inc.(1)	4,254	84,017
Foot Locker Inc.	23,710	580,658
Fred’s Inc.	6,086	81,248
GameStop Corp. Class A(1)	10,008	420,336
Gap Inc. (The)	81,965	1,426,191
Genesco Inc.(1)	3,550	120,239
Group 1 Automotive Inc.	3,790	213,529
Guitar Center Inc.(1)	4,002	177,969
Haverty Furniture Companies Inc.	3,431	53,832
Hibbet Sporting Goods Inc.(1)	5,482	131,020
Home Depot Inc.	322,795	11,552,833
Hot Topic Inc.(1)	6,734	77,508
IHOP Corp.	2,798	134,528
Insight Enterprises Inc.(1)	7,352	140,056
Jack in the Box Inc.(1)	5,389	211,249
Jo-Ann Stores Inc.(1)(2)	3,667	53,722
Jos. A. Bank Clothiers Inc.(1)	2,740	65,650
Kenneth Cole Productions Inc. Class A	1,402	31,307
Kohl’s Corp.(1)	52,655	3,112,964
Krispy Kreme Doughnuts Inc.(1)(2)	8,372	68,148
Landry’s Restaurants Inc.	2,497	81,028
Limited Brands Inc.	51,995	1,330,552
Lithia Motors Inc. Class A	2,414	73,192
Lone Star Steakhouse & Saloon Inc.	2,535	66,493
Longs Drug Stores Corp.	4,853	221,394
Lowe’s Companies Inc.	118,245	7,173,924
Luby’s Inc.(1)	3,260	34,002
MarineMax Inc.(1)	2,515	65,968
McCormick & Schmick’s Seafood Restaurants Inc.(1)	1,816	43,221
McDonald’s Corp.	189,925	6,381,480
Men’s Wearhouse Inc. (The)	7,263	220,069
Michaels Stores Inc.	20,134	830,326
Morton’s Restaurant Group Inc.(1)	1,521	23,302
Movado Group Inc.	2,692	61,781
MSC Industrial Direct Co. Inc. Class A	5,761	274,051
New York & Co. Inc.(1)	3,256	31,811

99 Cents Only Stores(1)	7,211	75,427
Nordstrom Inc.	35,971	1,312,942
Nu Skin Enterprises Inc. Class A	8,778	130,353
O’Charley’s Inc.(1)	3,520	59,840
Office Depot Inc.(1)	43,851	1,666,338
OfficeMax Inc.	10,837	441,608
O’Reilly Automotive Inc.(1)	17,257	538,246
OSI Restaurant Partners Inc.	10,083	348,872
P.F. Chang’s China Bistro Inc.(1)(2)	4,041	153,639
Pacific Sunwear of California Inc.(1)	11,096	198,951
Panera Bread Co. Class A(1)	4,578	307,825
Pantry Inc. (The)(1)	3,455	198,801
Papa John’s International Inc.(1)	3,714	123,305
Payless ShoeSource Inc.(1)	10,147	275,694
Penney (J.C.) Co. Inc.	35,757	2,413,955
Pep Boys - Manny, Moe & Jack Inc.	8,267	96,972
PETCO Animal Supplies Inc.(1)	8,839	180,581
PetSmart Inc.	21,352	546,611
Pier 1 Imports Inc.	13,270	92,625
PriceSmart Inc.(1)	1,213	12,154
RadioShack Corp.	20,627	288,778
Rare Hospitality International Inc.(1)	5,165	148,545
Red Robin Gourmet Burgers Inc.(1)(2)	2,522	107,336
Regis Corp.	6,958	247,774
Restoration Hardware Inc.(1)	4,504	32,339
Retail Ventures Inc.(1)(2)	3,075	54,797
Rite Aid Corp.(1)	80,605	341,765
Ross Stores Inc.	21,875	613,594
Ruby Tuesday Inc.(2)	9,000	219,690
Rush Enterprises Inc. Class A(1)	3,320	60,324
Ruth’s Chris Steak House Inc.(1)	2,655	54,215
Ryan’s Restaurant Group Inc.(1)	6,429	76,569
Saks Inc.	20,752	335,560
School Specialty Inc.(1)	3,497	111,379
Sears Holdings Corp.(1)	13,002	2,013,230
Select Comfort Corp.(1)	8,206	188,492
Shoe Carnival Inc.(1)	1,277	30,469
Smart & Final Inc.(1)	2,108	35,499
Sonic Automotive Inc.	4,592	101,851
Sonic Corp.(1)	13,083	271,996
Sportsman’s Guide Inc. (The)(1)	1,116	34,038
Stage Stores Inc.	4,056	133,848
Staples Inc.	110,981	2,699,058
Starbucks Corp.(1)	116,976	4,417,014
Steak n Shake Co. (The)(1)	4,294	65,011
Stein Mart Inc.	3,992	59,082
Syms Corp.(1)	990	18,216
Systemax Inc.(1)	1,466	11,435
Talbots Inc. (The)	3,428	63,247
Target Corp.	132,343	6,467,602
Texas Roadhouse Inc. Class A(1)	7,942	107,376
Tiffany & Co.	21,731	717,558
Tim Hortons Inc.(1)	5,094	131,171
TJX Companies Inc.	69,804	1,595,719
Too Inc.(1)	5,119	196,518
Tractor Supply Co.(1)	5,480	302,880
Triarc Companies Inc. Class B	9,381	146,625
Tuesday Morning Corp.(2)	4,565	60,030
Under Armour Inc. Class A(1)	3,172	135,191
United Auto Group Inc.	8,364	178,571
Urban Outfitters Inc.(1)	17,492	305,935
Walgreen Co.	153,960	6,903,566
Wal-Mart Stores Inc.	374,752	18,051,804

Wendy’s International Inc.	17,778	1,036,280
West Marine Inc.(1)(2)	2,182	29,413
Wet Seal Inc. Class A(1)	10,302	50,274
Williams-Sonoma Inc.	14,657	499,071
World Fuel Services Corp.	4,196	191,715
Yum! Brands Inc.	41,448	2,083,591
Zale Corp.(1)	7,304	175,953
Zumiez Inc.(1)	2,195	82,466

		128,597,895
SAVINGS & LOANS—0.81%
Abington Community Bancorp Inc.	1,060	15,879
Anchor BanCorp Wisconsin Inc.	2,977	89,816
Astoria Financial Corp.	13,913	423,651
BankAtlantic Bancorp Inc. Class A	7,197	106,803
BankUnited Financial Corp. Class A	4,774	145,702
Berkshire Hills Bancorp Inc.	1,314	46,621
BFC Financial Corp. Class A(1)	2,480	17,162
Brookline Bancorp Inc.	9,387	129,259
Capitol Federal Financial	3,350	114,872
Charter Financial Corp.	605	23,873
Citizens First Bancorp Inc.	1,286	34,349
Clifton Savings Bancorp Inc.	2,035	22,039
Commercial Capital Bancorp Inc.	7,411	116,723
Dime Community Bancshares	3,807	51,661
Downey Financial Corp.	3,209	217,731
Fidelity Bankshares Inc.	3,833	121,966
First Financial Holdings Inc.	1,834	58,688
First Niagara Financial Group Inc.	16,938	237,471
First Place Financial Corp.	2,306	53,061
FirstFed Financial Corp.(1)	2,534	146,136
Flag Financial Corp.	2,141	41,642
Flagstar Bancorp Inc.	6,181	98,649
Flushing Financial Corp.	2,598	46,660
Franklin Bank Corp. (Texas)(1)	3,569	72,058
Golden West Financial Corp.	40,354	2,994,267
Harbor Florida Bancshares Inc.(2)	3,200	118,848
Home Federal Bancorp Inc.	944	12,895
Horizon Financial Corp.	1,504	41,255
Hudson City Bancorp Inc.	88,372	1,177,999
Investors Bancorp Inc.(1)	8,098	109,728
ITLA Capital Corp.	850	44,693
Kearny Financial Corp.	3,323	49,180
KNBT Bancorp Inc.	4,410	72,853
MAF Bancorp Inc.	5,126	219,598
NASB Financial Inc.	604	20,397
New York Community Bancorp Inc.(2)	44,948	742,091
NewAlliance Bancshares Inc.	16,777	240,079
Northwest Bancorp Inc.	2,846	75,419
OceanFirst Financial Corp.	1,332	29,597
Partners Trust Financial Group Inc.	7,256	82,791
PennFed Financial Services Inc.	1,463	27,285
People’s Bank	8,895	292,201
PFF Bancorp Inc.	3,736	123,886
Provident Financial Services Inc.	10,327	185,370
Provident New York Bancorp	6,466	85,481
Rockville Financial Inc.(1)	1,335	19,651
Sound Federal Bancorp Inc.	1,638	34,054
Sovereign Bancorp Inc.	47,474	964,192
Sterling Financial Corp. (Washington)	5,346	163,106
TierOne Corp.	2,763	93,307
United Community Financial Corp.	4,134	49,608
Washington Federal Inc.	13,291	308,218

Washington Mutual Inc.	146,434	6,674,462
Wauwatosa Holdings Inc.(1)	1,590	27,125
Westfield Financial Inc.	586	16,994
Willow Grove Bancorp Inc.	2,269	36,100
WSFS Financial Corp.	896	55,059

		17,620,261
SEMICONDUCTORS—2.83%
Actel Corp.(1)	3,938	56,510
ADE Corp.(1)	1,588	51,594
Advanced Analogic Technologies Inc.(1)	5,600	58,688
Advanced Micro Devices Inc.(1)	73,785	1,801,830
Agere Systems Inc.(1)	25,814	379,466
Altera Corp.(1)	54,733	960,564
AMIS Holdings Inc.(1)	6,640	66,400
Amkor Technology Inc.(1)	15,588	147,462
ANADIGICS Inc.(1)	7,194	48,344
Analog Devices Inc.	55,046	1,769,178
Applied Materials Inc.	238,347	3,880,289
Applied Micro Circuits Corp.(1)	45,029	122,929
Asyst Technologies Inc.(1)	7,380	55,571
Atmel Corp.(1)	65,363	362,765
ATMI Inc.(1)	5,704	140,432
Axcelis Technologies Inc.(1)	15,394	90,825
Bookham Inc.(1)	8,838	29,696
Broadcom Corp. Class A(1)	69,403	2,085,560
Brooks Automation Inc.(1)	11,379	134,272
Cabot Microelectronics Corp.(1)(2)	3,692	111,905
Cirrus Logic Inc.(1)	13,327	108,482
Cohu Inc.	3,436	60,302
Conexant Systems Inc.(1)	73,255	183,138
Credence Systems Corp.(1)	15,227	53,295
Cree Inc.(1)	11,745	279,061
Cypress Semiconductor Corp.(1)	21,292	309,586
Diodes Inc.(1)	3,013	124,859
DSP Group Inc.(1)	4,615	114,683
EMCORE Corp.(1)	6,195	59,472
Emulex Corp.(1)	12,854	209,135
Entegris Inc.(1)	20,965	199,796
Exar Corp.(1)	4,756	63,112
Fairchild Semiconductor International Inc. Class A(1)	18,530	336,690
FormFactor Inc.(1)	6,976	311,339
Freescale Semiconductor Inc. Class B(1)	61,841	1,818,125
Genesis Microchip Inc.(1)	5,410	62,540
Hittite Microwave Corp.(1)	1,983	71,705
Ikanos Communications Inc.(1)	3,132	47,575
Integrated Device Technology Inc.(1)	30,523	432,816
Intel Corp.	886,612	16,801,297
International Rectifier Corp.(1)	10,900	425,972
Intersil Corp. Class A	21,601	502,223
IXYS Corp.(1)	4,147	39,811
KLA-Tencor Corp.	30,342	1,261,317
Kopin Corp.(1)	10,416	37,602
Kulicke & Soffa Industries Inc.(1)	8,645	64,059
Lam Research Corp.(1)	21,431	999,113
Lattice Semiconductor Corp.(1)	17,391	107,476
Linear Technology Corp.	46,279	1,549,884
LSI Logic Corp.(1)	60,469	541,198
LTX Corp.(1)	9,406	65,936
Mattson Technology Inc.(1)	7,991	78,072
Maxim Integrated Products Inc.	48,882	1,569,601
MEMC Electronic Materials Inc.(1)	21,157	793,388

Micrel Inc.(1)	11,073	110,841
Microchip Technology Inc.	32,673	1,096,179
Micron Technology Inc.(1)	110,518	1,664,401
Microsemi Corp.(1)	10,783	262,890
Microtune Inc.(1)	8,061	50,462
Mindspeed Technologies Inc.(1)	16,786	40,454
MIPS Technologies Inc. Class A(1)	6,631	40,250
MKS Instruments Inc.(1)	5,550	111,666
Monolithic Power Systems Inc.(1)	3,326	39,347
MoSys Inc.(1)	3,435	26,862
National Semiconductor Corp.	51,456	1,227,226
NetLogic Microsystems Inc.(1)	2,429	78,335
Nextest Systems Corp.(1)	914	14,816
Novellus Systems Inc.(1)	19,395	479,057
NVIDIA Corp.(1)	53,726	1,143,827
OmniVision Technologies Inc.(1)	8,111	171,304
ON Semiconductor Corp.(1)	23,197	136,398
Pericom Semiconductor Corp.(1)	4,011	33,291
Photronics Inc.(1)	6,306	93,329
PLX Technology Inc.(1)	3,808	46,534
PMC-Sierra Inc.(1)	31,468	295,799
PortalPlayer Inc.(1)	3,767	36,954
Power Integrations Inc.(1)	4,501	78,677
QLogic Corp.(1)	24,592	423,966
Rambus Inc.(1)	13,438	306,521
Rudolph Technologies Inc.(1)	3,730	54,085
Semitool Inc.(1)	3,347	30,190
Semtech Corp.(1)	11,015	159,167
Silicon Image Inc.(1)	12,422	133,909
Silicon Laboratories Inc.(1)	7,626	268,054
SiRF Technology Holdings Inc.(1)	7,828	252,218
Skyworks Solutions Inc.(1)	24,445	134,692
Spansion Inc. Class A(1)	6,703	106,846
Staktek Holdings Inc.(1)	1,819	8,840
Standard Microsystems Corp.(1)	3,378	73,742
Supertex Inc.(1)	1,829	73,050
Teradyne Inc.(1)	30,208	420,797
Tessera Technologies Inc.(1)	7,035	193,463
Texas Instruments Inc.	237,474	7,193,087
Transmeta Corp.(1)	29,803	48,281
TranSwitch Corp.(1)	19,374	40,879
TriQuint Semiconductor Inc.(1)	21,293	94,967
Ultratech Inc.(1)	3,647	57,404
Varian Semiconductor Equipment Associates Inc.(1)	8,722	284,424
Veeco Instruments Inc.(1)	4,609	109,879
Virage Logic Corp.(1)	2,366	22,217
Volterra Semiconductor Corp.(1)	2,851	43,506
Xilinx Inc.	52,361	1,185,977
Zoran Corp.(1)	7,468	181,771

		61,217,771
SOFTWARE—3.56%
Activision Inc.(1)	42,149	479,656
Actuate Corp.(1)	8,587	34,691
Acxiom Corp.	13,214	330,350
Adobe Systems Inc.(1)	91,253	2,770,441
Advent Software Inc.(1)	3,330	120,113
Allscripts Healthcare Solutions Inc.(1)	7,054	123,798
Altiris Inc.(1)	3,569	64,385
American Reprographics Co.(1)	3,978	144,203
ANSYS Inc.(1)	5,019	240,009
Aspen Technology Inc.(1)	6,890	90,397

Autodesk Inc.(1)	35,208	1,213,268
Automatic Data Processing Inc.	87,849	3,983,952
Avid Technology Inc.(1)	6,438	214,579
BEA Systems Inc.(1)	59,377	777,245
Blackbaud Inc.	6,658	151,137
Blackboard Inc.(1)	4,228	122,443
BMC Software Inc.(1)	32,441	775,340
Borland Software Corp.(1)	11,859	62,616
Bottomline Technologies Inc.(1)	3,131	25,486
CA Inc.	69,191	1,421,875
Cerner Corp.(1)	9,803	363,789
Citrix Systems Inc.(1)	27,766	1,114,527
Computer Programs & Systems Inc.	1,430	57,143
Compuware Corp.(1)	58,339	390,871
Concur Technologies Inc.(1)	4,898	75,772
Convera Corp.(1)	4,286	28,802
Covad Communications Group Inc.(1)	44,631	89,708
CSG Systems International Inc.(1)	7,275	179,984
Dendrite International Inc.(1)	5,680	52,483
Digi International Inc.(1)	3,524	44,156
Dun & Bradstreet Corp.(1)	10,105	704,116
Eclipsys Corp.(1)	6,889	125,104
eFunds Corp.(1)	7,090	156,335
Electronic Arts Inc.(1)	46,304	1,992,924
Emageon Inc.(1)	3,196	46,630
Epicor Software Corp.(1)	8,359	88,020
EPIQ Systems Inc.(1)(2)	2,271	37,789
Fair Isaac Corp.	9,948	361,212
FalconStor Software Inc.(1)	5,639	39,304
Fidelity National Information Services Inc.	14,460	511,884
FileNET Corp.(1)	6,422	172,944
First Data Corp.	116,686	5,255,537
Fiserv Inc.(1)	26,776	1,214,559
Global Payments Inc.	10,273	498,754
Hyperion Solutions Corp.(1)	9,036	249,394
IMS Health Inc.	30,438	817,260
Infocrossing Inc.(1)(2)	2,603	30,065
Informatica Corp.(1)	13,134	172,843
infoUSA Inc.	5,117	52,756
InPhonic Inc.(1)(2)	3,639	22,926
Inter-Tel Inc.	3,214	67,687
Intuit Inc.(1)	26,540	1,602,751
INVESTools Inc.(1)	6,886	54,675
JDA Software Group Inc.(1)	4,442	62,321
Keane Inc.(1)	6,587	82,338
Lawson Software Inc.(1)	18,964	127,059
ManTech International Corp. Class A(1)	2,742	84,618
MapInfo Corp.(1)	3,237	42,243
Microsoft Corp.	1,352,716	31,518,283
MicroStrategy Inc. Class A(1)	1,526	148,816
Midway Games Inc.(1)(2)	5,447	44,066
MoneyGram International Inc.	12,914	438,430
MRO Software Inc.(1)	3,076	61,735
NAVTEQ Corp.(1)	14,155	632,445
Neoware Inc.(1)	3,019	37,104
NetIQ Corp.(1)	6,245	76,127
Novell Inc.(1)	51,673	342,592
Nuance Communications Inc.(1)(2)	19,135	192,498
Omnicell Inc.(1)	4,141	57,229
Open Solutions Inc.(1)(2)	3,095	82,358
OPNET Technologies Inc.(1)	1,968	25,505
Oracle Corp.(1)	605,754	8,777,375
Packeteer Inc.(1)	5,292	60,011

Parametric Technology Corp.(1)	16,979	215,803
PDF Solutions Inc.(1)	3,213	39,873
Pegasystems Inc.	2,184	14,021
Per-Se Technologies Inc.(1)(2)	5,094	128,267
Phase Forward Inc.(1)	5,170	59,558
Progress Software Corp.(1)	6,258	146,500
QAD Inc.	2,324	18,011
Quality Systems Inc.	2,503	92,160
Quest Software Inc.(1)	10,218	143,461
Red Hat Inc.(1)	28,028	655,855
Renaissance Learning Inc.	1,197	16,219
Safeguard Scientifics Inc.(1)	18,316	39,563
Salesforce.com Inc.(1)	12,870	343,114
Schawk Inc.	2,357	41,248
SEI Investments Co.	9,580	468,270
Smith Micro Software Inc.(1)	3,064	49,085
SPSS Inc.(1)	2,948	94,749
SSA Global Technologies Inc.(1)	1,589	30,795
Sybase Inc.(1)	13,721	266,187
SYNNEX Corp.(1)	1,905	36,119
Take-Two Interactive Software Inc.(1)(2)	10,898	116,173
Taleo Corp. Class A(1)	2,070	24,405
THQ Inc.(1)(2)	9,725	210,060
Total System Services Inc.	5,715	110,014
Transaction Systems Architects Inc. Class A(1)	5,697	237,508
Trident Microsystems Inc.(1)	8,702	165,164
Ulticom Inc.(1)	1,976	20,689
Ultimate Software Group Inc.(1)	3,644	69,819
VA Software Corp.(1)	9,509	36,895
VeriFone Holdings Inc.(1)	5,921	180,472
Verint Systems Inc.(1)	2,030	59,256
Wind River Systems Inc.(1)	11,487	102,234
Witness Systems Inc.(1)	5,103	102,928

		77,046,316
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	5,374	157,243

		157,243
TELECOMMUNICATIONS—5.75%
Adaptec Inc.(1)	17,378	75,421
ADC Telecommunications Inc.(1)	17,853	301,002
ADTRAN Inc.	10,446	234,304
Aeroflex Inc.(1)	11,457	133,703
Alaska Communications Systems Group Inc.	6,394	80,884
Alltel Corp.	59,309	3,785,693
American Tower Corp. Class A(1)	63,953	1,990,217
Anaren Inc.(1)	2,624	53,766
Andrew Corp.(1)	24,326	215,528
Anixter International Inc.	5,031	238,771
Arris Group Inc.(1)	16,295	213,790
AT&T Inc.	592,593	16,527,419
Atheros Communications Inc.(1)	7,871	149,234
Atlantic Tele-Network Inc.	819	17,060
Avanex Corp.(1)	25,055	44,097
Avaya Inc.(1)	70,391	803,865
BellSouth Corp.	275,697	9,980,231
Black Box Corp.	2,659	101,919
Broadwing Corp.(1)	11,619	120,257
CalAmp Corp.(1)	3,544	31,506
Carrier Access Corp.(1)	3,172	26,232
Cbeyond Communications Inc.(1)(2)	2,512	54,787
C-COR Inc.(1)	7,319	56,503

Centennial Communications Corp.	3,477	18,080
CenturyTel Inc.	17,706	657,778
CIENA Corp.(1)	88,765	426,960
Cincinnati Bell Inc.(1)	37,637	154,312
Cisco Systems Inc.(1)	930,450	18,171,689
Citizens Communications Co.	49,525	646,301
Commonwealth Telephone Enterprises Inc.	3,259	108,068
CommScope Inc.(1)	8,843	277,847
Comtech Telecommunications Corp.(1)	3,472	101,625
Comverse Technology Inc.(1)	30,785	608,619
Consolidated Communications Holdings Inc.	3,551	59,053
Corning Inc.(1)	237,399	5,742,682
CPI International Inc.(1)	1,076	15,602
Crown Castle International Corp.(1)	32,754	1,131,323
CT Communications Inc.	2,930	67,009
Ditech Networks Inc.(1)	4,933	43,016
Dobson Communications Corp. Class A(1)(2)	22,633	174,953
Embarq Corp.(1)	22,700	930,473
EMS Technologies Inc.(1)	2,310	41,511
Eschelon Telecom Inc.(1)	1,428	22,091
Essex Corp.(1)	2,944	54,228
Extreme Networks Inc.(1)	18,167	75,575
FairPoint Communications Inc.	4,193	60,379
Finisar Corp.(1)	34,698	113,462
First Avenue Networks Inc.(1)	8,326	90,587
Foundry Networks Inc.(1)	22,205	236,705
General Communication Inc. Class A(1)	8,148	100,383
Golden Telecom Inc.	3,323	84,238
Harmonic Inc.(1)	11,307	50,655
Harris Corp.	20,464	849,461
Hypercom Corp.(1)	8,176	76,446
I.D. Systems Inc.(1)	1,687	29,911
IDT Corp. Class B(1)(2)	8,096	111,644
InterDigital Communications Corp.(1)	8,301	289,788
Iowa Telecommunications Services Inc.	4,789	90,608
iPCS Inc.(1)	2,549	123,117
Ixia(1)	6,536	58,824
JDS Uniphase Corp.(1)	248,785	629,426
Juniper Networks Inc.(1)	86,232	1,378,850
Leap Wireless International Inc.(1)	6,694	317,630
Level 3 Communications Inc.(1)	152,421	676,749
Lightbridge Inc.(1)	4,148	53,717
Loral Space & Communications Ltd.(1)	1,734	49,176
Lucent Technologies Inc.(1)	682,819	1,652,422
MasTec Inc.(1)	6,137	81,070
Motorola Inc.	376,467	7,585,810
MRV Communications Inc.(1)(2)	19,042	59,221
NETGEAR Inc.(1)	5,048	109,289
NeuStar Inc. Class A(1)	9,511	320,996
Newport Corp.(1)	6,189	99,767
NII Holdings Inc. Class B(1)	20,990	1,183,416
North Pittsburgh Systems Inc.	2,286	63,002
Novatel Wireless Inc.(1)(2)	4,485	46,554
NTELOS Holdings Corp.(1)	2,297	33,192
NTL Inc.	39,508	983,749
Oplink Communications Inc.(1)	2,493	45,647
Optical Communication Products Inc.(1)	3,042	6,114
PanAmSat Holding Corp.	10,444	260,891
ParkerVision Inc.(1)	2,869	26,108
Pegasus Wireless Corp.(1)	8,248	73,737
Plantronics Inc.	7,169	159,223
Polycom Inc.(1)	13,295	291,426
Powerwave Technologies Inc.(1)(2)	17,092	155,879

Premiere Global Services Inc.(1)	11,012	83,141
Price Communications Corp.(1)	6,941	117,650
QUALCOMM Inc.	255,477	10,236,963
Qwest Communications International Inc.(1)	240,890	1,948,800
Radyne Corp.(1)	2,737	31,147
RCN Corp.(1)	4,436	110,589
RF Micro Devices Inc.(1)	29,167	174,127
SafeNet Inc.(1)	4,200	74,424
SAVVIS Inc.(1)	1,271	37,634
SBA Communications Corp.(1)	15,700	410,398
Shenandoah Telecommunications Co.	1,175	55,225
Sirenza Microdevices Inc.(1)	3,790	46,011
Sonus Networks Inc.(1)	38,483	190,491
Sprint Nextel Corp.	441,795	8,831,482
Stratex Networks Inc.(1)	14,651	49,667
SureWest Communications	2,228	43,045
Sycamore Networks Inc.(1)	28,090	114,045
Symmetricom Inc.(1)(2)	7,003	49,511
Syniverse Holdings Inc.(1)	3,600	52,920
Talk America Holdings Inc.(1)	4,637	28,703
Tekelec(1)	8,805	108,742
Telephone & Data Systems Inc.	16,620	688,068
Tellabs Inc.(1)	68,294	908,993
3Com Corp.(1)	59,654	305,428
Time Warner Telecom Inc. Class A(1)	11,601	172,275
UbiquiTel Inc.(1)	12,644	130,739
United States Cellular Corp.(1)	2,402	145,561
USA Mobility Inc.(2)	4,169	69,205
UTStarcom Inc.(1)	18,418	143,476
Valor Communications Group Inc.	6,294	72,066
Verizon Communications Inc.	444,634	14,890,793
Viasat Inc.(1)	3,372	86,593
Vonage Holdings Corp.(1)	4,772	40,991
West Corp.(1)	4,564	218,661
Wireless Facilities Inc.(1)	8,703	23,933
Zhone Technologies Inc.(1)	16,902	34,480

		124,200,230
TEXTILES—0.07%
Cintas Corp.	21,379	850,029
G&K Services Inc. Class A	3,238	111,063
Mohawk Industries Inc.(1)	8,087	568,920
UniFirst Corp.	1,462	50,439

		1,580,451
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	26,237	475,152
JAKKS Pacific Inc.(1)	4,198	84,338
LeapFrog Enterprises Inc.(1)(2)	5,184	52,358
Marvel Entertainment Inc.(1)	7,181	143,620
Mattel Inc.	59,365	980,116
RC2 Corp.(1)	3,178	122,861
Topps Co. (The)	5,258	43,221

		1,901,666
TRANSPORTATION—1.77%
ABX Air Inc.(1)	8,883	53,653
Alexander & Baldwin Inc.	6,738	298,291
American Commercial Lines Inc.(1)	4,688	282,452
Arkansas Best Corp.	3,847	193,158
Atlas Air Worldwide Holdings Inc.(1)	3,045	149,327
Bristow Group Inc.(1)	3,561	128,196
Burlington Northern Santa Fe Corp.	55,579	4,404,636

C.H. Robinson Worldwide Inc.	26,477	1,411,224
Celadon Group Inc.(1)	3,497	77,074
Con-way Inc.	7,889	457,010
CSX Corp.	33,770	2,378,759
Dynamex Inc.(1)	1,688	36,815
EGL Inc.(1)	4,797	240,809
Expeditors International Washington Inc.	32,525	1,821,725
FedEx Corp.	46,508	5,434,925
Florida East Coast Industries Inc.	5,366	280,803
Forward Air Corp.	4,800	195,504
Genesee & Wyoming Inc. Class A(1)	5,514	195,582
GulfMark Offshore Inc.(1)	2,426	62,664
Heartland Express Inc.	9,224	165,017
Horizon Lines Inc. Class A	2,175	34,844
Hub Group Inc. Class A(1)	6,101	149,658
Hunt (J.B.) Transport Services Inc.	16,690	415,748
Kansas City Southern Industries Inc.(1)	11,469	317,691
Kirby Corp.(1)	8,030	317,185
Knight Transportation Inc.(2)	8,724	176,225
Laidlaw International Inc.	14,926	376,135
Landstar System Inc.	8,991	424,645
Maritrans Inc.	1,833	45,642
Marten Transport Ltd.(1)	2,332	50,698
Norfolk Southern Corp.	63,205	3,363,770
Old Dominion Freight Line Inc.(1)	4,293	161,374
Overseas Shipholding Group Inc.	4,547	268,955
P.A.M. Transportation Services Inc.(1)	814	23,516
Pacer International Inc.	5,721	186,390
Patriot Transportation Holding Inc.(1)	242	21,001
PHI Inc.(1)	2,086	69,255
Quality Distribution Inc.(1)	1,301	17,277
RailAmerica Inc.(1)	5,926	61,986
Ryder System Inc.	9,296	543,165
SCS Transportation Inc.(1)	2,232	61,447
SIRVA Inc.(1)	7,556	48,887
Swift Transportation Co. Inc.(1)	8,137	258,431
U.S. Xpress Enterprises Inc. Class A(1)	1,410	38,098
Union Pacific Corp.	40,993	3,810,709
United Parcel Service Inc. Class B	98,197	8,084,559
Universal Truckload Services Inc.(1)	900	30,717
USA Truck Inc.(1)	1,323	23,576
Werner Enterprises Inc.	7,836	158,836
YRC Worldwide Inc.(1)	8,756	368,715

		38,176,759
TRUCKING & LEASING—0.03%
AMERCO(1)	1,561	157,130
GATX Corp.	6,855	291,338
Greenbrier Companies Inc. (The)	2,058	67,379
Interpool Inc.	1,825	40,552
TAL International Group Inc.(1)	2,463	59,358

		615,757
WATER—0.04%
American States Water Co.	2,568	91,549
Aqua America Inc.(2)	19,737	449,806
California Water Service Group	2,633	94,103
PICO Holdings Inc.(1)	1,370	44,183
SJW Corp.	2,294	58,382
Southwest Water Co.	3,454	41,344

		779,367

TOTAL COMMON STOCKS
(Cost: $2,086,115,363)		2,157,199,023

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.93%

CERTIFICATES OF DEPOSIT(4)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$16,341	16,341
Fortis Bank NY
4.43%, 07/20/06	40,814	40,814
Societe Generale
5.33%, 12/08/06	163,331	163,331
Toronto-Dominion Bank
3.94%, 07/10/06	81,666	81,666
Washington Mutual Bank
5.28%, 08/07/06	81,666	81,666
Wells Fargo Bank N.A.
4.78%, 12/05/06	130,665	130,665

		514,483
COMMERCIAL PAPER(4)—0.18%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	455,985	453,423
ASAP Funding Ltd.
5.21%, 08/08/06(5)	78,399	77,991
Barton Capital Corp.
5.29%, 08/01/06(5)	156,127	155,462
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	62,066	61,920
CC USA Inc.
5.03%, 10/24/06(5)	32,666	32,151
Chariot Funding LLC
5.30%, 07/28/06(5)	123,046	122,593
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	358,292	358,190
Curzon Funding LLC
5.30%, 07/31/06(5)	163,331	162,658
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	120,493	117,680
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	345,730	344,517
Five Finance Inc.
5.19%, 12/01/06(5)	73,499	71,899
General Electric Capital Services Inc.
5.22%, 12/11/06	16,333	15,952
Govco Inc.
5.22%, 08/03/06(5)	163,331	162,597
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	55,533	54,672
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	40,833	40,689
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	150,232	149,860
Landale Funding LLC
5.30%, 08/15/06(5)	179,665	178,527
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	252,886	250,962
Lockhart Funding LLC

5.23%-5.28%, 07/19/06-08/04/06(5)	164,965	164,481
Prudential Funding LLC
5.22%, 07/31/06	81,666	81,334
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	163,331	162,927
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	191,374	191,265
Scaldis Capital LLC
5.30%, 07/25/06(5)	102,094	101,763
Sydney Capital Corp.
5.10%, 07/07/06(5)	178,668	178,567
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	199,638	199,144

		3,891,224
MEDIUM-TERM NOTES(4)—0.02%
Bank of America N.A.
5.28%, 04/20/07	40,833	40,833
Dorada Finance Inc.
3.93%, 07/07/06(5)	50,633	50,633
K2 USA LLC
3.94%, 07/07/06(5)	97,999	97,999
Marshall & Ilsley Bank
5.18%, 12/15/06	163,331	163,585
Sigma Finance Inc.
5.13%, 03/30/07(5)	57,166	57,166
US Bank N.A.
2.85%, 11/15/06	32,666	32,444

		442,660
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	2,008,440	2,008,440

		2,008,440
REPURCHASE AGREEMENTS(4)—0.15%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $326,809 (collateralized by non-U.S. Government debt securities, value $336,927, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$326,663	326,663
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $245,107 (collateralized by non-U.S. Government debt securities, value $269,873, 2.12% to 6.47%, 11/25/34 to 12/25/42).	244,997	244,997
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $326,809 (collateralized by non-U.S. Government debt securities, value $335,528, 5.36% to 6.00%, 12/25/35 to 12/25/42).	326,663	326,663
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $408,511 (collateralized by non-U.S. Government debt securities, value $456,970, 0.00% to 10.00%, 6/1/28 to 12/15/35).	408,328	408,328

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $98,044 (collateralized by non-U.S. Government debt securities, value $110,939, 0.00% to 10.00%, 9/10/34 to 5/9/36).	97,999	97,999
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,404 (collateralized by non-U.S. Government debt securities, value $166,828, 5.22% to 5.42%, 7/3/06).	163,331	163,331
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $261,449 (collateralized by non-U.S. Government debt securities, value $274,775, 0.00% to 10.00%, 1/1/10 to 6/6/16).	261,330	261,330
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,404 (collateralized by non-U.S. Government debt securities, value $168,467, 6.38% to 8.49%, 1/7/09 to 2/23/36).	163,331	163,331
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,404 (collateralized by non-U.S. Government debt securities, value $168,469, 0.07% to 7.75%, 2/22/11 to 12/15/45).	163,331	163,331
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $326,809 (collateralized by non-U.S. Government debt securities, value $343,473, 0.00% to 8.57%, 6/25/23 to 4/25/46).	326,663	326,663
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,404 (collateralized by non-U.S. Government debt securities, value $171,883, 3.79% to 7.22%, 5/15/07 to 3/15/42).	163,331	163,331
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $57,192 (collateralized by non-U.S. Government debt securities, value $60,516, 0.00% to 10.00%, 7/3/06 to 6/30/36).	57,166	57,166
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $120,264 (collateralized by non-U.S. Government debt securities, value $121,032, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	114,332	114,332
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $326,809 (collateralized by non-U.S. Government debt securities, value $343,469, 0.00% to 10.00%, 1/1/10 to 5/6/16).	326,663	326,663

		3,144,128
TIME DEPOSITS(4)—0.07%
ABN Amro Bank NV
5.30%, 07/03/06	163,331	163,331
KBC Bank NV
5.32%, 07/03/06	489,994	489,994
Societe Generale
5.32%, 07/03/06	408,328	408,328
UBS AG
5.25%-5.34%, 07/03/06	470,899	470,899

		1,532,552

VARIABLE & FLOATING RATE NOTES(4)—0.39%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	418,128	418,187
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	122,499	122,498
American Express Centurion Bank
5.34%, 07/19/07	179,665	179,879
American Express Credit Corp.
5.23%, 07/05/07	48,999	49,032
ASIF Global Financing
5.17%, 05/03/07(5)	16,333	16,341
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	106,165	106,165
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	277,663	277,662
BMW US Capital LLC
5.20%, 07/13/07(5)	163,331	163,331
BNP Paribas
5.14%, 05/18/07(5)	302,163	302,163
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	119,232	119,232
Commodore CDO Ltd.
5.38%, 06/12/07(5)	40,833	40,833
Credit Agricole SA
5.31%, 07/23/07	163,331	163,331
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	163,331	163,332
DEPFA Bank PLC
5.37%, 06/15/07	163,331	163,331
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	187,831	187,845
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	163,331	163,331
Fifth Third Bancorp
5.28%, 06/22/07(5)	326,663	326,663
First Tennessee Bank N.A.
5.21%, 08/25/06	48,999	49,000
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	122,499	122,488
General Electric Capital Corp.
5.25%, 04/09/07	73,499	73,539
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	244,997	245,042
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	163,331	163,331
JP Morgan Chase & Co.
5.12%, 07/02/07	122,499	122,499
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	244,997	244,991
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	170,684	170,684
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	204,164	204,098
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	179,665	179,649
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	79,377	79,377
Marshall & Ilsley Bank
5.18%, 07/13/07	89,832	89,832
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	244,997	244,997
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	20,580	20,587
Mound Financing PLC
5.11%, 05/08/07(5)	153,532	153,532

Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	163,331	163,322
National City Bank of Indiana
5.17%, 05/21/07	81,666	81,672
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	440,995	441,007
Newcastle Ltd.
5.34%, 04/24/07(5)	57,574	57,561
Northern Rock PLC
5.17%, 05/03/07(5)	195,998	196,002
Principal Life Global Funding I
5.63%, 02/08/07	73,499	73,706
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	122,499	122,492
Sigma Finance Inc.
5.51%, 06/18/07(5)	133,932	133,932
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	163,331	163,331
Strips III LLC
5.37%, 07/24/06(5)	38,181	38,181
SunTrust Bank
5.08%, 05/01/07	163,331	163,340
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	308,696	308,663
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	228,664	228,664
US Bank N.A.
5.28%, 09/29/06	73,499	73,494
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	261,461	261,461
Wachovia Bank N.A.
5.36%, 05/22/07	326,663	326,663
Wells Fargo & Co.
5.19%, 07/13/07(5)	81,666	81,671
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	146,998	146,996
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	161,535	161,003
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	55,164	55,164

		8,405,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,938,614)		19,938,614

TOTAL INVESTMENTS IN SECURITIES—100.74%
(Cost: $2,106,053,977)		2,177,137,637
Other Assets, Less Liabilities—(0.74)%		(15,886,535)

NET ASSETS—100.00%		$2,161,251,102

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.00%

ADVERTISING—0.45%
ADVO Inc.	1,017	$25,027
Catalina Marketing Corp.	841	23,935
Clear Channel Outdoor Holdings Inc. Class A(1)	1,133	23,748
Getty Images Inc.(1)	1,664	105,681
Harte-Hanks Inc.	1,791	45,921
Interpublic Group of Companies Inc.(1)	13,972	116,666
inVentiv Health Inc.(1)	934	26,881
Lamar Advertising Co.(1)	2,652	142,837
Marchex Inc. Class B(1)(2)	738	12,125
Omnicom Group Inc.	5,464	486,788
SITEL Corp.(1)	1,490	5,841
ValueVision Media Inc. Class A(1)	924	10,192

		1,025,642
AEROSPACE & DEFENSE—2.58%
AAR Corp.(1)	1,010	22,452
Alliant Techsystems Inc.(1)	398	30,387
Argon ST Inc.(1)	409	10,892
BE Aerospace Inc.(1)	2,480	56,693
Boeing Co. (The)	25,609	2,097,633
Curtiss-Wright Corp.	80	2,470
DRS Technologies Inc.	384	18,720
Esterline Technologies Corp.(1)	303	12,602
GenCorp Inc.(1)	1,771	28,389
Goodrich (B.F.) Co.	3,695	148,872
HEICO Corp.	659	18,683
Herley Industries Inc.(1)	75	841
Innovative Solutions & Support Inc.(1)	199	2,798
K&F Industries Holdings Inc.(1)	241	4,273
L-3 Communications Holdings Inc.	281	21,193
Lockheed Martin Corp.	11,729	841,438
MTC Technologies Inc.(1)	226	5,340
Northrop Grumman Corp.	804	51,504
Orbital Sciences Corp.(1)	882	14,235
Raytheon Co.	6,874	306,374
Rockwell Collins Inc.	5,480	306,168
Teledyne Technologies Inc.(1)	929	30,434
TransDigm Group Inc.(1)	228	5,461
Triumph Group Inc.(1)	110	5,280
United Industrial Corp.(2)	302	13,665
United Technologies Corp.	29,624	1,878,754

		5,935,551
AGRICULTURE—1.37%
Alico Inc.	122	6,723
Altria Group Inc.	30,363	2,229,555
Andersons Inc.	399	16,602
Delta & Pine Land Co.	835	24,549

Maui Land & Pineapple Co. Inc.(1)	53	2,003
Monsanto Co.	8,666	729,591
Tejon Ranch Co.(1)	349	14,365
UST Inc.	2,874	129,876
Vector Group Ltd.	723	11,749

		3,165,013
AIRLINES—0.30%
AirTran Holdings Inc.(1)	2,907	43,198
Alaska Air Group Inc.(1)	630	24,835
AMR Corp.(1)	5,151	130,938
Continental Airlines Inc. Class B(1)(2)	2,809	83,708
ExpressJet Holdings Inc.(1)	206	1,423
Frontier Airlines Holdings Inc.(1)	188	1,355
JetBlue Airways Corp.(1)(2)	4,440	53,902
SkyWest Inc.	804	19,939
Southwest Airlines Co.	14,909	244,060
US Airways Group Inc.(1)	1,948	98,452

		701,810
APPAREL—0.56%
Carter’s Inc.(1)	1,554	41,072
Cherokee Inc.	182	7,528
Coach Inc.(1)	12,329	368,637
Crocs Inc.(1)(2)	318	7,998
Deckers Outdoor Corp.(1)	193	7,442
DHB Industries Inc.(1)(3)	886	1,391
Guess? Inc.(1)	671	28,014
Gymboree Corp.(1)	1,066	37,054
Iconix Brand Group Inc.(1)	1,123	18,350
K-Swiss Inc. Class A	432	11,534
Maidenform Brands Inc.(1)	385	4,747
Nike Inc. Class B	6,179	500,499
Oxford Industries Inc.	30	1,182
Phillips-Van Heusen Corp.	884	33,733
Polo Ralph Lauren Corp.	1,956	107,384
Quiksilver Inc.(1)	805	9,805
Skechers U.S.A. Inc. Class A(1)	327	7,884
Steven Madden Ltd.	667	19,757
Timberland Co. Class A(1)	835	21,793
True Religion Apparel Inc.(1)	422	7,469
Volcom Inc.(1)	420	13,436
Warnaco Group Inc. (The)(1)	642	11,993
Wolverine World Wide Inc.	880	20,530

		1,289,232
AUTO MANUFACTURERS—0.19%
A.S.V. Inc.(1)	669	15,414
Navistar International Corp.(1)	1,771	43,584
Oshkosh Truck Corp.	2,358	112,052
PACCAR Inc.	3,145	259,085

		430,135
AUTO PARTS & EQUIPMENT—0.18%
Accuride Corp.(1)	370	4,614
BorgWarner Inc.	137	8,919
Goodyear Tire & Rubber Co. (The)(1)	5,676	63,004
IMPCO Technologies Inc.(1)	717	7,650
Johnson Controls Inc.	3,547	291,634
Keystone Automotive Industries Inc.(1)	517	21,828
Miller Industries Inc.(1)	306	6,334
Noble International Ltd.	262	3,752
Tenneco Inc.(1)	264	6,864

		414,599

BANKS—1.37%
Arrow Financial Corp.	31	850
Bancorp Inc. (The)(1)	51	1,276
Bank of Hawaii Corp.	1,057	52,427
Bank of New York Co. Inc. (The)	1,464	47,141
Bank of the Ozarks Inc.(2)	379	12,621
Camden National Corp.	25	997
Capital Corp of the West	128	4,096
Capitol Bancorp Ltd.	24	935
Cardinal Financial Corp.	571	6,635
Cascade Bancorp	684	19,501
Cass Information Systems Inc.	124	6,038
Cathay General Bancorp	124	4,511
Center Financial Corp.	256	6,052
City Bank	82	3,826
Coastal Financial Corp.	321	4,186
CoBiz Inc.	473	10,652
Columbia Bancorp	100	2,507
Commerce Bancorp Inc.	5,899	210,417
Community Bancorp(1)	13	404
Community Bancorp Inc.	138	5,839
Cullen/Frost Bankers Inc.	725	41,542
CVB Financial Corp.	1,224	19,168
East West Bancorp Inc.	1,793	67,973
Enterprise Financial Services Corp.	272	6,922
First Busey Corp. Class A	353	7,226
First Indiana Corp.	33	859
First Oak Brook Bancshares Inc. Class A	23	851
First Regional Bancorp(1)	66	5,808
First Republic Bank	88	4,030
First South Bancorp Inc.(2)	261	8,934
First State Bancorp	33	785
Fremont General Corp.	1,100	20,416
Frontier Financial Corp.	210	7,138
Glacier Bancorp Inc.	133	3,893
Hancock Holding Co.	388	21,728
Heritage Commerce Corp.	199	4,933
International Bancshares Corp.	171	4,699
Intervest Bancshares Corp.(1)	38	1,539
Investors Financial Services Corp.	2,106	94,559
Lakeland Financial Corp.	79	1,919
Macatawa Bank Corp.	50	1,158
MB Financial Inc.	51	1,803
Mellon Financial Corp.	11,868	408,615
Mercantile Bank Corp.	60	2,391
MetroCorp Bancshares Inc.	10	293
Midwest Banc Holdings Inc.	75	1,669
Nara Bancorp Inc.	383	7,181
Northern Empire Bancshares(1)	74	1,776
Northern Trust Corp.	6,599	364,925
Old Second Bancorp Inc.	44	1,364
Pacific Capital Bancorp	135	4,201
Pinnacle Financial Partners Inc.(1)	326	9,920
Placer Sierra Bancshares	179	4,151
Preferred Bank	126	6,755
PremierWest Bancorp	39	562
PrivateBancorp Inc.	569	23,562
Seacoast Banking Corp. of Florida	290	7,723
Sierra Bancorp	192	5,034
Signature Bank(1)	939	30,405
Smithtown Bancorp Inc.	249	6,016

Southside Bancshares Inc.	38	848
State Street Corp.	9,974	579,390
Suffolk Bancorp	330	10,807
Summit Bancshares Inc.	97	2,057
Superior Bancorp(1)	511	5,621
SVB Financial Group(1)(2)	1,138	51,733
SY Bancorp Inc.	86	2,363
Synovus Financial Corp.	3,851	103,130
TCF Financial Corp.	1,605	42,452
Texas Capital Bancshares Inc.(1)	744	17,335
Texas Regional Bancshares Inc. Class A	165	6,257
Tompkins Trustco Inc.	14	602
TriCo Bancshares	112	3,067
TrustCo Bank Corp. NY(2)	2,403	26,481
UCBH Holdings Inc.	2,339	38,687
United Community Banks Inc.	120	3,653
United Security Bancshares	238	5,091
USB Holding Co. Inc.	164	3,690
Vineyard National Bancorp	290	7,801
Virginia Commerce Bancorp Inc.(1)	499	11,926
Wells Fargo & Co.	8,125	545,025
West Bancorporation	463	8,644
Westamerica Bancorp	428	20,959
Western Alliance Bancorp(1)	420	14,608
Wilshire Bancorp Inc.	489	8,812
Wintrust Financial Corp.	313	15,916
Yardville National Bancorp	40	1,429

		3,153,721
BEVERAGES—2.66%
Anheuser-Busch Companies Inc.	15,841	722,191
Boston Beer Co. Inc. Class A(1)	202	5,917
Brown-Forman Corp. Class B	1,974	141,042
Coca-Cola Bottling Co. Consolidated	149	7,565
Coca-Cola Co. (The)	43,205	1,858,679
Constellation Brands Inc.(1)	1,139	28,475
Green Mountain Coffee Roasters Inc.(1)	153	6,146
Hansen Natural Corp.(1)	488	92,901
Jones Soda Co.(1)	708	6,372
National Beverage Corp.	262	3,760
Peet's Coffee & Tea Inc.(1)	443	13,374
Pepsi Bottling Group Inc.	2,275	73,141
PepsiCo Inc.	52,926	3,177,677

		6,137,240
BIOTECHNOLOGY—2.79%
Advanced Magnetics Inc.(1)	256	7,736
ADVENTRX Pharmaceuticals Inc.(1)	1,446	4,584
Affymetrix Inc.(1)	2,161	55,322
Alexion Pharmaceuticals Inc.(1)	1,010	36,481
American Oriental Bioengineering Inc.(1)	1,430	7,908
Amgen Inc.(1)	37,768	2,463,607
Arena Pharmaceuticals Inc.(1)	1,052	12,182
ARIAD Pharmaceuticals Inc.(1)	1,158	5,223
Biocryst Pharmaceuticals Inc.(1)	736	10,547
Biogen Idec Inc.(1)	5,452	252,591
Celgene Corp.(1)	11,127	527,754
Cell Genesys Inc.(1)(2)	1,463	7,344
Charles River Laboratories International Inc.(1)	693	25,502
Coley Pharmaceutical Group Inc.(1)(2)	574	6,630
Cytokinetics Inc.(1)	822	5,170
deCODE genetics Inc.(1)(2)	1,475	9,130
Digene Corp.(1)	562	21,772

Diversa Corp.(1)	975	9,418
Encysive Pharmaceuticals Inc.(1)	1,896	13,139
Enzo Biochem Inc.(1)	876	13,210
Enzon Pharmaceuticals Inc.(1)	1,402	10,571
Exelixis Inc.(1)	2,688	27,014
Genentech Inc.(1)	14,949	1,222,828
Genitope Corp.(1)	624	3,944
Genomic Health Inc.(1)	398	4,684
Genzyme Corp.(1)	8,338	509,035
Geron Corp.(1)	1,020	7,038
GTx Inc.(1)	401	3,649
Hana Biosciences Inc.(1)	919	8,335
Human Genome Sciences Inc.(1)	4,209	45,036
ICOS Corp.(1)	2,091	45,981
Illumina Inc.(1)	1,336	39,626
Incyte Corp.(1)	1,452	6,679
Integra LifeSciences Holdings Corp.(1)	609	23,635
InterMune Inc.(1)(2)	833	13,703
Invitrogen Corp.(1)	617	40,765
Keryx Biopharmaceuticals Inc.(1)	1,381	19,610
Lexicon Genetics Inc.(1)	2,070	9,087
LifeCell Corp.(1)	1,073	33,177
Martek Biosciences Corp.(1)(2)	670	19,396
MedImmune Inc.(1)	7,967	215,906
Metabasis Therapeutics Inc.(1)	658	5,021
Millennium Pharmaceuticals Inc.(1)	5,424	54,077
Millipore Corp.(1)	1,703	107,272
Momenta Pharmaceuticals Inc.(1)	693	8,808
Monogram Biosciences Inc.(1)	4,173	8,263
Myogen Inc.(1)	1,360	39,440
Myriad Genetics Inc.(1)	1,264	31,916
Nektar Therapeutics(1)	2,867	52,581
Northfield Laboratories Inc.(1)(2)	276	2,730
Novavax Inc.(1)	1,967	9,914
Panacos Pharmaceuticals Inc.(1)	1,613	8,904
PDL BioPharma Inc.(1)	3,666	67,491
Peregrine Pharmaceuticals Inc.(1)	5,615	8,928
Regeneron Pharmaceuticals Inc.(1)	1,459	18,704
Sangamo BioSciences Inc.(1)	925	5,457
Serologicals Corp.(1)	998	31,377
Sirna Therapeutics Inc.(1)	1,288	7,342
SuperGen Inc.(1)	1,584	5,750
Telik Inc.(1)	1,674	27,621
Vertex Pharmaceuticals Inc.(1)	3,528	129,513

		6,436,058
BUILDING MATERIALS—0.57%
AAON Inc.	300	7,698
American Standard Companies Inc.	5,705	246,855
Apogee Enterprises Inc.	706	10,378
Builders FirstSource Inc.(1)	482	9,814
Comfort Systems USA Inc.	437	6,245
Drew Industries Inc.(1)	593	19,213
Eagle Materials Inc.	1,612	76,570
ElkCorp	242	6,720
Florida Rock Industries Inc.	1,536	76,293
Genlyte Group Inc. (The)(1)	795	57,582
Goodman Global Inc.(1)	492	7,469
Interline Brands Inc.(1)	868	20,294
Martin Marietta Materials Inc.	1,465	133,535
Masco Corp.	7,709	228,495
NCI Building Systems Inc.(1)	655	34,826
Simpson Manufacturing Co. Inc.	1,066	38,429

Texas Industries Inc.	132	7,009
Trex Co. Inc.(1)(2)	380	9,838
U.S. Concrete Inc.(1)	867	9,580
Universal Forest Products Inc.	56	3,513
USG Corp.(1)	557	40,622
Vulcan Materials Co.	3,222	251,316

		1,302,294
CHEMICALS—1.10%
Air Products & Chemicals Inc.	840	53,693
Airgas Inc.	2,030	75,617
American Vanguard Corp.	567	8,777
Arch Chemicals Inc.	60	2,163
Balchem Corp.	372	8,370
Cabot Corp.	837	28,893
Celanese Corp. Class A	1,309	26,730
Du Pont (E.I.) de Nemours and Co.	23,635	983,216
Ecolab Inc.	5,776	234,390
Georgia Gulf Corp.	118	2,952
Grace (W.R.) & Co.(1)	1,045	12,226
Hercules Inc.(1)	1,972	30,093
Huntsman Corp.(1)	2,048	35,471
International Flavors & Fragrances Inc.	1,975	69,599
Kronos Worldwide Inc.	80	2,340
MacDermid Inc.	886	25,517
NewMarket Corp.	552	27,081
NL Industries Inc.	164	1,763
Olin Corp.	220	3,945
OMNOVA Solutions Inc.(1)	638	3,624
Pioneer Companies Inc.(1)	340	9,275
PPG Industries Inc.	674	44,484
Praxair Inc.	10,349	558,846
Rohm & Haas Co.	767	38,442
Sherwin-Williams Co. (The)	2,202	104,551
Sigma-Aldrich Corp.	922	66,974
Symyx Technologies Inc.(1)	1,080	26,082
UAP Holding Corp.	982	21,417
Valhi Inc.	233	5,720
Valley National Gases Inc.	78	2,040
Zoltek Companies Inc.(1)(2)	453	13,540

		2,527,831
COAL—0.51%
Alpha Natural Resources Inc.(1)	1,656	32,491
Arch Coal Inc.	4,580	194,055
CONSOL Energy Inc.	5,867	274,106
Foundation Coal Holdings Inc.	1,459	68,471
International Coal Group Inc.(1)	3,042	21,872
James River Coal Co.(1)	533	14,119
Massey Energy Co.	2,626	94,536
Peabody Energy Corp.	8,479	472,704
Westmoreland Coal Co.(1)	215	5,100

		1,177,454
COMMERCIAL SERVICES—2.11%
Aaron Rents Inc.	1,402	37,686
ACE Cash Express Inc.(1)	19	556
Administaff Inc.	731	26,177
Advance America Cash Advance Centers Inc.	2,163	37,939
Advisory Board Co. (The)(1)	597	28,710
Albany Molecular Research Inc.(1)	301	3,215
Alliance Data Systems Corp.(1)	2,601	152,991
AMN Healthcare Services Inc.(1)	972	19,732

Apollo Group Inc. Class A(1)	4,466	230,758
ARAMARK Corp. Class B	3,792	125,553
Arbitron Inc.	741	28,403
Bankrate Inc.(1)	327	12,348
Barrett Business Services Inc.(1)	223	4,092
BearingPoint Inc.(1)	513	4,294
Block (H & R) Inc.	10,518	250,959
Bright Horizons Family Solutions Inc.(1)	890	33,544
Career Education Corp.(1)	3,128	93,496
CBIZ Inc.(1)	853	6,321
CDI Corp.	73	2,117
Cendant Corp.	4,453	72,539
Cenveo Inc.(1)	1,705	30,605
Chemed Corp.	838	45,696
ChoicePoint Inc.(1)	2,757	115,160
Clark Inc.	51	673
Clayton Holdings Inc.(1)	262	3,419
Coinmach Service Corp. Class A	429	4,397
Coinstar Inc.(1)	55	1,317
Consolidated Graphics Inc.(1)	240	12,494
Convergys Corp.(1)	247	4,816
Corinthian Colleges Inc.(1)	2,759	39,619
Corporate Executive Board Co. (The)	1,282	128,456
Corrections Corp. of America(1)	847	44,840
CorVel Corp.(1)	64	1,600
CoStar Group Inc.(1)	537	32,129
CRA International Inc.(1)	333	15,032
Cross Country Healthcare Inc.(1)	139	2,528
DeVry Inc.(1)	1,953	42,907
DiamondCluster International Inc. Class A(1)	936	7,413
Dollar Financial Corp.(1)	394	7,092
DynCorp International Inc.(1)	471	4,889
Equifax Inc.	3,690	126,715
Euronet Worldwide Inc.(1)	1,123	43,090
First Advantage Corp. Class A(1)	193	4,489
First Consulting Group Inc.(1)	690	6,100
Forrester Research Inc.(1)	330	9,233
FTI Consulting Inc.(1)	712	19,060
Gaiam Inc.(1)	519	7,276
Gartner Inc.(1)	1,821	25,858
Geo Group Inc. (The)(1)	415	14,546
Gevity HR Inc.	840	22,302
Global Cash Access Inc.(1)	855	13,364
H&E Equipment Services Inc.(1)	367	10,808
Healthcare Services Group Inc.(2)	873	18,289
HealthSpring Inc.(1)	467	8,756
Heartland Payment Systems Inc.(1)	446	12,434
Heidrick & Struggles International Inc.(1)	489	16,548
Hewitt Associates Inc. Class A(1)	158	3,552
Home Solutions of America Inc.(1)	1,205	7,435
Hudson Highland Group Inc.(1)	734	7,920
Huron Consulting Group Inc.(1)	557	19,545
ICT Group Inc.(1)	217	5,323
Integrated Electrical Services Inc.(1)	491	8,578
Iron Mountain Inc.(1)	3,671	137,222
ITT Educational Services Inc.(1)	1,401	92,200
Jackson Hewitt Tax Service Inc.	1,130	35,425
Kelly Services Inc. Class A	240	6,521
Kendle International Inc.(1)	393	14,435
Kenexa Corp.(1)	502	15,989
Kforce Inc.(1)	932	14,437
Korn/Ferry International(1)	1,065	20,863
Labor Ready Inc.(1)	1,747	39,570

Landauer Inc.	163	7,808
Laureate Education Inc.(1)	1,178	50,218
LECG Corp.(1)	622	11,488
Lincoln Educational Services Corp.(1)	145	2,478
Live Nation Inc.(1)	535	10,893
Manpower Inc.	2,406	155,428
McGrath RentCorp	703	19,550
McKesson Corp.	6,799	321,457
Medifast Inc.(1)	372	6,648
Midas Inc.(1)	497	9,145
Monro Muffler Brake Inc.	379	12,340
Moody’s Corp.	7,777	423,535
Morningstar Inc.(1)	450	18,666
MPS Group Inc.(1)	1,219	18,358
Navigant Consulting Inc.(1)	1,264	28,630
Net 1 UEPS Technologies Inc.(1)	1,538	42,064
On Assignment Inc.(1)	836	7,683
PAREXEL International Corp.(1)	870	25,099
Paychex Inc.	10,765	419,620
PeopleSupport Inc.(1)	593	7,982
Pharmaceutical Product Development Inc.	3,235	113,613
PRA International(1)	457	10,177
Pre-Paid Legal Services Inc.(2)	325	11,212
Providence Service Corp. (The)(1)	385	10,484
QC Holdings Inc.(1)(2)	48	648
Quanta Services Inc.(1)	1,585	27,468
Resources Connection Inc.(1)	1,542	38,581
Rewards Network Inc.(1)	636	5,196
Robert Half International Inc.	4,814	202,188
Rollins Inc.	947	18,599
Senomyx Inc.(1)	955	13,781
ServiceMaster Co. (The)	2,812	29,048
Sotheby’s Holdings Inc. Class A(1)	1,936	50,820
Source Interlink Companies Inc.(1)	177	2,106
Spherion Corp.(1)	961	8,764
Standard Parking Corp.(1)	155	4,197
StarTek Inc.	28	419
Strayer Education Inc.	459	44,578
Team Inc.(1)	203	5,085
TeleTech Holdings Inc.(1)(2)	1,046	13,242
TNS Inc.(1)	184	3,807
Universal Technical Institute Inc.(1)	735	16,185
Valassis Communications Inc.(1)	892	21,042
Watson Wyatt Worldwide Inc.	302	10,612
Weight Watchers International Inc.	1,482	60,599
Wright Express Corp.(1)	1,082	31,097

		4,857,033
COMPUTERS—5.30%
Affiliated Computer Services Inc. Class A(1)	1,496	77,209
Ansoft Corp.(1)	526	10,772
Apple Computer Inc.(1)	27,240	1,555,949
BISYS Group Inc. (The)(1)	910	12,467
Brocade Communications Systems Inc.(1)	5,765	35,397
CACI International Inc. Class A(1)	810	47,247
Cadence Design Systems Inc.(1)	7,600	130,340
Ceridian Corp.(1)	4,240	103,626
CIBER Inc.(1)	110	725
Cognizant Technology Solutions Corp.(1)	4,497	302,963
COMSYS IT Partners Inc.(1)	526	7,953
Comtech Group Inc.(1)	468	5,209
Dell Inc.(1)	73,888	1,803,606
Diebold Inc.	1,730	70,273

DST Systems Inc.(1)	1,893	112,633
Electronic Data Systems Corp.	9,315	224,119
EMC Corp.(1)	66,569	730,262
FactSet Research Systems Inc.	1,335	63,145
Gateway Inc.(1)	771	1,465
Henry (Jack) & Associates Inc.	2,547	50,074
Hewlett-Packard Co.	54,391	1,723,107
iGATE Corp.(1)	641	4,096
IHS Inc. Class A(1)	663	19,645
Integral Systems Inc.	332	8,908
Intergraph Corp.(1)	802	25,255
Internap Network Services Corp.(1)	9,794	10,284
International Business Machines Corp.	45,137	3,467,424
InterVoice-Brite Inc.(1)	1,233	8,779
Kanbay International Inc.(1)	1,062	15,441
Komag Inc.(1)	743	34,312
Kronos Inc.(1)	1,026	37,151
Lexmark International Inc.(1)	2,574	143,706
Magma Design Automation Inc.(1)	58	426
Manhattan Associates Inc.(1)	88	1,786
Maxwell Technologies Inc.(1)	460	9,030
Mercury Computer Systems Inc.(1)	184	2,832
MICROS Systems Inc.(1)	1,245	54,382
Mobility Electronics Inc.(1)	897	6,512
MTS Systems Corp.	513	20,269
National Instruments Corp.	1,801	49,347
NCR Corp.(1)	1,224	44,847
Ness Technologies Inc.(1)	329	3,537
NetScout Systems Inc.(1)	674	6,012
Network Appliance Inc.(1)	11,984	423,035
Palm Inc.(1)	156	2,512
Rackable Systems Inc.(1)	887	35,028
Radiant Systems Inc.(1)	836	8,837
RadiSys Corp.(1)	206	4,524
Reynolds & Reynolds Co. (The) Class A	1,545	47,385
SanDisk Corp.(1)	6,256	318,931
SI International Inc.(1)	182	5,580
Sigma Designs Inc.(1)	729	6,874
Silicon Storage Technology Inc.(1)	1,069	4,340
SRA International Inc. Class A(1)	1,227	32,675
Stratasys Inc.(1)	324	9,545
Sun Microsystems Inc.(1)	9,746	40,446
Sykes Enterprises Inc.(1)	936	15,126
Synaptics Inc.(1)	801	17,141
Synopsys Inc.(1)	415	7,790
Syntel Inc.	271	5,545
TALX Corp.	1,027	22,461
3D Systems Corp.(1)	417	8,378
Tyler Technologies Inc.(1)(2)	1,255	14,056
Western Digital Corp.(1)	7,069	140,037

		12,212,768
COSMETICS & PERSONAL CARE—1.19%
Alberto-Culver Co.	532	25,919
Avon Products Inc.	14,422	447,082
Chattem Inc.(1)	373	11,328
Colgate-Palmolive Co.	14,769	884,663
Estee Lauder Companies Inc. (The) Class A	3,982	153,984
Inter Parfums Inc.	99	1,705
Parlux Fragrances Inc.(1)(2)	482	3,711
Procter & Gamble Co.	21,755	1,209,578

		2,737,970

DISTRIBUTION & WHOLESALE—0.35%
Aviall Inc.(1)	851	40,440
Beacon Roofing Supply Inc.(1)	1,402	30,858
Brightpoint Inc.(1)	1,610	21,783
CDW Corp.	1,882	102,851
Central European Distribution Corp.(1)	842	21,185
Directed Electronics Inc.(1)	300	3,936
Fastenal Co.	4,025	162,167
Grainger (W.W.) Inc.	1,756	132,104
LKQ Corp.(1)	1,432	27,208
MWI Veterinary Supply Inc.(1)	166	6,047
NuCo2 Inc.(1)	497	11,948
Pool Corp.	1,696	73,996
ScanSource Inc.(1)	769	22,547
Watsco Inc.	892	53,359
WESCO International Inc.(1)	1,549	106,881

		817,310
DIVERSIFIED FINANCIAL SERVICES—4.21%
Advanta Corp. Class B	74	2,660
Affiliated Managers Group Inc.(1)	1,003	87,151
American Express Co.	34,657	1,844,446
AmeriCredit Corp.(1)(2)	998	27,864
Asset Acceptance Capital Corp.(1)	401	7,940
Asta Funding Inc.	376	14,081
BlackRock Inc.	635	88,373
Calamos Asset Management Inc. Class A	632	18,322
Capital One Financial Corp.	1,621	138,514
CBOT Holdings Inc. Class A(1)	1,692	202,346
Chicago Mercantile Exchange Holdings Inc.	1,110	545,176
Cohen & Steers Inc.	327	7,717
CompuCredit Corp.(1)	519	19,950
Credit Acceptance Corp.(1)	312	8,468
Doral Financial Corp.	719	4,609
E*TRADE Financial Corp.(1)	12,620	287,988
Eaton Vance Corp.	3,705	92,477
Federal Home Loan Mortgage Corp.	11,192	638,056
Federated Investors Inc. Class B	2,933	92,389
First Marblehead Corp. (The)	979	55,744
Franklin Resources Inc.	5,462	474,156
GFI Group Inc.(1)	382	20,609
Goldman Sachs Group Inc. (The)	9,237	1,389,522
Greenhill & Co. Inc.	564	34,269
IndyMac Bancorp Inc.	455	20,862
IntercontinentalExchange Inc.(1)	653	37,835
International Securities Exchange Inc.	1,218	46,369
Investment Technology Group Inc.(1)	1,386	70,492
Janus Capital Group Inc.	3,416	61,146
Legg Mason Inc.	2,292	228,100
Lehman Brothers Holdings Inc.	2,212	144,112
MarketAxess Holdings Inc.(1)	419	4,613
Marlin Business Services Corp.(1)	115	2,594
MasterCard Inc. Class A(1)	1,971	94,608
Merrill Lynch & Co. Inc.	5,341	371,520
Morgan Stanley	3,739	236,342
Nasdaq Stock Market Inc. (The)(1)	3,027	90,507
National Financial Partners Corp.	993	44,000
Nelnet Inc. Class A(1)	540	21,897
Nuveen Investments Inc. Class A	2,537	109,218
NYSE Group Inc.(1)	2,537	173,734
optionsXpress Holdings Inc.	664	15,478
Penson Worldwide Inc.(1)	239	4,113
Portfolio Recovery Associates Inc.(1)	509	23,261

Rowe (T.) Price Group Inc.	8,506	321,612
Schwab (Charles) Corp. (The)	33,459	534,675
SLM Corp.	13,159	696,374
Stifel Financial Corp.(1)	187	6,603
TD Ameritrade Holding Corp.	9,979	147,789
Thomas Weisel Partners Group Inc.(1)	217	4,125
TradeStation Group Inc.(1)	822	10,415
United PanAm Financial Corp.(1)	329	10,002
Waddell & Reed Financial Inc. Class A	2,131	43,813
World Acceptance Corp.(1)	541	19,216

		9,698,252
ELECTRIC—1.14%
AES Corp. (The)(1)	21,085	389,018
Allegheny Energy Inc.(1)	5,231	193,913
Constellation Energy Group Inc.	728	39,691
DPL Inc.	693	18,572
Exelon Corp.	18,108	1,029,078
ITC Holdings Corp.	391	10,393
NRG Energy Inc.(1)	1,312	63,212
Ormat Technologies Inc.	229	8,736
Pike Electric Corp.(1)	502	9,669
TXU Corp.	14,628	874,608

		2,636,890
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
Advanced Energy Industries Inc.(1)	933	12,353
American Power Conversion Corp.	2,125	41,416
American Superconductor Corp.(1)	1,051	9,280
AMETEK Inc.	2,270	107,553
Capstone Turbine Corp.(1)	3,290	7,501
China BAK Battery Inc.(1)	867	7,378
Color Kinetics Inc.(1)	430	8,131
Emerson Electric Co.	12,331	1,033,461
Encore Wire Corp.(1)	745	26,775
Energizer Holdings Inc.(1)	1,587	92,951
Energy Conversion Devices Inc.(1)	1,251	45,574
General Cable Corp.(1)	1,491	52,185
GrafTech International Ltd.(1)	1,450	8,410
Greatbatch Inc.(1)	168	3,965
Hubbell Inc. Class B	549	26,160
Insteel Industries Inc.	446	10,793
Intermagnetics General Corp.(1)	1,357	36,612
Lamson & Sessions Co.(1)	445	12,620
Littelfuse Inc.(1)	355	12,205
Medis Technologies Ltd.(1)(2)	658	13,344
Molex Inc.	4,399	147,674
Power-One Inc.(1)	538	3,551
Superior Essex Inc.(1)	46	1,377
Universal Display Corp.(1)	495	6,588
Vicor Corp.	635	10,522

		1,738,379
ELECTRONICS—1.15%
Agilent Technologies Inc.(1)	13,644	430,605
American Science & Engineering Inc.(1)	292	16,913
Amphenol Corp. Class A	2,869	160,549
Analogic Corp.	253	11,792
Applera Corp. - Applied Biosystems Group	4,771	154,342
Arrow Electronics Inc.(1)	542	17,452
Avnet Inc.(1)	1,896	37,958
AVX Corp.	732	11,558
Badger Meter Inc.	314	8,478

Benchmark Electronics Inc.(1)	434	10,468
Brady Corp. Class A	917	33,782
Cogent Inc.(1)	1,385	20,872
Coherent Inc.(1)	572	19,294
CTS Corp.	633	9,425
Cymer Inc.(1)	1,177	54,683
Daktronics Inc.	1,242	35,857
Dionex Corp.(1)	640	34,982
Dolby Laboratories Inc. Class A(1)	1,120	26,096
Eagle Test Systems Inc.(1)	143	2,005
Excel Technology Inc.(1)	254	7,600
Fargo Electronics Inc.(1)	410	10,410
FEI Co.(1)	763	17,305
Fisher Scientific International Inc.(1)	2,354	171,960
FLIR Systems Inc.(1)	2,214	48,841
Gentex Corp.	4,457	62,398
Identix Inc.(1)	2,873	20,082
II-VI Inc.(1)	752	13,762
International DisplayWorks Inc.(1)	1,425	7,410
Ionatron Inc.(1)(2)	978	6,210
Itron Inc.(1)	812	48,119
Jabil Circuit Inc.	5,844	149,606
Lo-Jack Corp.(1)	603	11,373
Measurements Specialties Inc.(1)	442	9,843
Metrologic Instruments Inc.(1)	311	4,668
Mettler Toledo International Inc.(1)	1,306	79,104
Molecular Devices Corp.(1)	477	14,577
Multi-Fineline Electronix Inc.(1)	267	8,862
OSI Systems Inc.(1)	182	3,234
OYO Geospace Corp.(1)	126	7,196
Park Electrochemical Corp.	60	1,545
PerkinElmer Inc.	2,101	43,911
Photon Dynamics Inc.(1)	314	3,931
Plexus Corp.(1)	1,465	50,118
RAE Systems Inc.(1)	1,234	4,936
Rofin-Sinar Technologies Inc.(1)	462	26,551
Rogers Corp.(1)	558	31,438
Sanmina-SCI Corp.(1)	6,826	31,400
Solectron Corp.(1)	13,056	44,652
Sonic Solutions Inc.(1)	823	13,579
Symbol Technologies Inc.	6,518	70,329
Taser International Inc.(1)(2)	1,987	15,717
Tektronix Inc.	1,913	56,280
Thermo Electron Corp.(1)	1,573	57,006
Thomas & Betts Corp.(1)	1,999	102,549
Trimble Navigation Ltd.(1)	1,750	78,120
TTM Technologies Inc.(1)	1,164	16,843
Varian Inc.(1)	333	13,823
Viisage Technology Inc.(1)(2)	88	1,334
Vishay Intertechnology Inc.(1)	1,132	17,806
Waters Corp.(1)	3,315	147,186
Watts Water Technologies Inc. Class A	190	6,374
X-Rite Inc.	270	2,967

		2,638,066
ENERGY - ALTERNATE SOURCES—0.08%
Covanta Holding Corp.(1)	3,652	64,458
Evergreen Solar Inc.(1)(2)	2,140	27,777
FuelCell Energy Inc.(1)	172	1,648
Headwaters Inc.(1)(2)	762	19,477
KFx Inc.(1)	2,273	34,731
Pacific Ethanol Inc.(1)(2)	687	15,883
Plug Power Inc.(1)	2,317	10,820

SunPower Corp. Class A(1)(2)	328	9,191
Syntroleum Corp.(1)	1,261	7,654

		191,639
ENGINEERING & CONSTRUCTION—0.20%
ENGlobal Corp.(1)	516	4,020
Fluor Corp.	2,804	260,576
Granite Construction Inc.	311	14,079
Jacobs Engineering Group Inc.(1)	1,877	149,484
Layne Christensen Co.(1)	139	3,941
Perini Corp.(1)	625	14,062
Sterling Construction Co. Inc.(1)	244	6,734
URS Corp.(1)	92	3,864

		456,760
ENTERTAINMENT—0.44%
Bally Technologies Inc.(1)	1,449	23,865
Century Casinos Inc.(1)	651	6,972
Dover Downs Gaming & Entertainment Inc.	466	9,152
DreamWorks Animation SKG Inc. Class A(1)	819	18,755
GTECH Holdings Corp.	4,079	141,868
International Game Technology Inc.	10,860	412,028
Isle of Capri Casinos Inc.(1)	502	12,876
Macrovision Corp.(1)	1,414	30,429
Penn National Gaming Inc.(1)	2,316	89,814
Pinnacle Entertainment Inc.(1)	952	29,179
Progressive Gaming International Corp.(1)(2)	1,093	8,525
Regal Entertainment Group Class A	2,020	41,046
Scientific Games Corp. Class A(1)	2,119	75,479
Shuffle Master Inc.(1)	1,114	36,517
Vail Resorts Inc.(1)	852	31,609
Warner Music Group Corp.	1,590	46,873

		1,014,987
ENVIRONMENTAL CONTROL—0.45%
Aleris International Inc.(1)	1,005	46,079
Allied Waste Industries Inc.(1)	448	5,089
American Ecology Corp.	499	13,223
Basin Water Inc.(1)	192	1,924
Casella Waste Systems Inc. Class A(1)	665	8,705
Clean Harbors Inc.(1)	502	20,236
Darling International Inc.(1)	2,065	9,354
Mine Safety Appliances Co.	609	24,482
Nalco Holding Co.(1)	3,400	59,942
Rentech Inc.(1)	4,426	20,581
Republic Services Inc.	3,593	144,942
Stericycle Inc.(1)	1,418	92,312
Tetra Tech Inc.(1)	1,117	19,816
Waste Connections Inc.(1)	371	13,504
Waste Holdings Inc.	12	272
Waste Management Inc.	15,539	557,539

		1,038,000
FOOD—1.22%
Arden Group Inc. Class A	42	4,753
Campbell Soup Co.	4,382	162,616
Diamond Foods Inc.	378	6,074
Flowers Foods Inc.	912	26,120
General Mills Inc.	1,288	66,538
Heinz (H.J.) Co.	6,094	251,195
Hershey Co. (The)	4,967	273,533
J&J Snack Foods Corp.	218	7,209
Kellogg Co.	5,846	283,122

Kroger Co.	2,894	63,263
Lance Inc.	383	8,817
McCormick & Co. Inc. NVS	3,348	112,325
MGP Ingredients Inc.	306	7,105
Pathmark Stores Inc.(1)	127	1,195
Ralcorp Holdings Inc.(1)	73	3,105
Sara Lee Corp.	12,806	205,152
Sysco Corp.	19,810	605,394
Tootsie Roll Industries Inc.	1,017	29,625
United Natural Foods Inc.(1)	1,351	44,610
Whole Foods Market Inc.	4,487	290,040
Wild Oats Markets Inc.(1)(2)	924	18,110
Wrigley (William Jr.) Co.	7,519	341,062

		2,810,963
FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.	326	18,377
Longview Fibre Co.	425	8,113
Neenah Paper Inc.	473	14,403
Rayonier Inc.	223	8,454
Wausau Paper Corp.	83	1,033
Xerium Technologies Inc.	326	3,071

		53,451
HAND & MACHINE TOOLS—0.20%
Baldor Electric Co.	516	16,146
Black & Decker Corp.	2,237	188,937
Franklin Electric Co. Inc.	725	37,439
Lincoln Electric Holdings Inc.	1,359	85,141
Raser Technologies Inc.(1)	650	6,266
Regal-Beloit Corp.	529	23,355
Snap-On Inc.	234	9,458
Stanley Works (The)	1,822	86,035

		452,777
HEALTH CARE - PRODUCTS—5.88%
Abaxis Inc.(1)	643	14,384
ABIOMED Inc.(1)	749	9,715
Adeza Biomedical Corp.(1)	482	6,758
Advanced Medical Optics Inc.(1)	2,200	111,540
Align Technology Inc.(1)	1,786	13,199
American Medical Systems Holdings Inc.(1)	2,236	37,229
AngioDynamics Inc.(1)	392	10,604
Arrow International Inc.	729	23,962
ArthroCare Corp.(1)(2)	837	35,162
Aspect Medical Systems Inc.(1)	522	9,104
Bard (C.R.) Inc.	3,317	243,003
Bausch & Lomb Inc.	280	13,731
Baxter International Inc.	20,972	770,931
Beckman Coulter Inc.	1,858	103,212
Becton, Dickinson & Co.	7,921	484,211
Biomet Inc.	7,881	246,596
Biosite Inc.(1)	481	21,962
Boston Scientific Corp.(1)	39,525	665,601
Bruker BioSciences Corp.(1)	1,200	6,432
Candela Corp.(1)	761	12,069
Cepheid Inc.(1)	1,747	16,963
Cerus Corp.(1)	889	6,339
Conceptus Inc.(1)	730	9,957
Cooper Companies Inc.	716	31,712
Cyberonics Inc.(1)	690	14,711
Cytyc Corp.(1)	3,662	92,868
Dade Behring Holdings Inc.	2,791	116,217

Datascope Corp.	29	894
DENTSPLY International Inc.	2,529	153,257
DexCom Inc.(1)	539	7,320
Diagnostic Products Corp.	796	46,303
DJ Orthopedics Inc.(1)	729	26,849
Edwards Lifesciences Corp.(1)	1,888	85,772
Encore Medical Corp.(1)	1,047	5,036
ev3 Inc.(1)	528	7,820
FoxHollow Technologies Inc.(1)(2)	597	16,310
Gen-Probe Inc.(1)	1,652	89,175
Haemonetics Corp.(1)	852	39,627
Henry Schein Inc.(1)	2,829	132,199
Hillenbrand Industries Inc.	829	40,206
Hologic Inc.(1)	1,460	72,066
ICU Medical Inc.(1)	172	7,265
IDEXX Laboratories Inc.(1)	1,011	75,956
Immucor Inc.(1)	2,172	41,768
IntraLase Corp.(1)	686	11,484
Intuitive Surgical Inc.(1)	1,171	138,143
Inverness Medical Innovations Inc.(1)	55	1,553
IRIS International Inc.(1)	561	7,383
Johnson & Johnson	84,024	5,034,718
Kensey Nash Corp.(1)(2)	122	3,599
Kinetic Concepts Inc.(1)	1,405	62,031
Kyphon Inc.(1)	1,416	54,318
Laserscope(1)	637	19,626
LCA-Vision Inc.	665	35,185
Luminex Corp.(1)	1,024	17,807
Medical Action Industries Inc.(1)	92	2,032
Medtronic Inc.	38,658	1,813,833
Mentor Corp.	1,163	50,590
Merge Technologies Inc.(1)	300	3,693
Meridian Bioscience Inc.	673	16,791
Natus Medical Inc.(1)	596	5,894
Neurometrix Inc.(1)	399	12,154
Northstar Neuroscience Inc.(1)	281	2,917
NuVasive Inc.(1)	1,060	19,324
NxStage Medical Inc.(1)	388	3,387
Oakley Inc.	269	4,533
OraSure Technologies Inc.(1)	1,470	13,994
Palomar Medical Technologies Inc.(1)	558	25,462
Patterson Companies Inc.(1)(2)	4,440	155,089
PolyMedica Corp.	738	26,538
PSS World Medical Inc.(1)	2,163	38,177
Quidel Corp.(1)	963	9,148
ResMed Inc.(1)	2,415	113,384
Respironics Inc.(1)	2,328	79,664
Sirona Dental Systems Inc.	564	22,346
Solexa Inc.(1)	754	6,409
SonoSite Inc.(1)	522	20,379
Spectranetics Corp.(1)	980	10,506
St. Jude Medical Inc.(1)	11,561	374,808
Stereotaxis Inc.(1)	750	8,093
Stryker Corp.	9,587	403,709
SurModics Inc.(1)(2)	510	18,416
Symmetry Medical Inc.(1)	956	14,722
TECHNE Corp.(1)	1,261	64,210
ThermoGenesis Corp.(1)	1,757	7,239
Thoratec Corp.(1)	1,486	20,611
TriPath Imaging Inc.(1)	1,007	6,666
Varian Medical Systems Inc.(1)	4,208	199,249
Ventana Medical Systems Inc.(1)	923	43,547
Viasys Healthcare Inc.(1)	667	17,075

Visicu Inc.(1)	184	3,248
Vital Images Inc.(1)	422	10,423
Vital Sign Inc.	195	9,658
West Pharmaceutical Services Inc.	1,035	37,550
Wright Medical Group Inc.(1)	983	20,574
Young Innovations Inc.	144	5,073
Zimmer Holdings Inc.(1)	7,947	450,754
Zoll Medical Corp.(1)	183	5,995

		13,539,706
HEALTH CARE - SERVICES—2.67%
Aetna Inc.	9,044	361,127
Air Methods Corp.(1)	294	7,697
Alliance Imaging Inc.(1)	264	1,690
Amedisys Inc.(1)(2)	511	19,367
American Retirement Corp.(1)	1,131	37,063
AMERIGROUP Corp.(1)	305	9,467
AmSurg Corp.(1)	590	13,423
Apria Healthcare Group Inc.(1)	139	2,627
Bio-Reference Laboratories Inc.(1)	333	7,246
Brookdale Senior Living Inc.	389	17,404
Centene Corp.(1)	1,380	32,471
Community Health Systems Inc.(1)	1,920	70,560
Covance Inc.(1)	1,537	94,095
Coventry Health Care Inc.(1)	5,141	282,447
DaVita Inc.(1)	3,308	164,408
Emeritus Corp.(1)	97	1,819
Five Star Quality Care Inc.(1)	1,011	11,192
Gentiva Health Services Inc.(1)	458	7,342
HCA Inc.	12,403	535,189
Health Management Associates Inc. Class A	1,982	39,065
Health Net Inc.(1)	3,402	153,668
Healthways Inc.(1)	1,105	58,167
Humana Inc.(1)	5,273	283,160
Hythiam Inc.(1)	839	5,848
Laboratory Corp. of America Holdings(1)	3,994	248,547
LHC Group Inc.(1)	355	7,072
LifePoint Hospitals Inc.(1)	648	20,820
Lincare Holdings Inc.(1)	3,063	115,904
Magellan Health Services Inc.(1)	162	7,340
Manor Care Inc.	2,531	118,755
Matria Healthcare Inc.(1)	636	13,623
MedCath Corp.(1)	94	1,771
Molina Healthcare Inc.(1)	186	7,077
National Healthcare Corp.	173	7,707
NightHawk Radiology Holdings Inc.(1)	201	3,606
Odyssey Healthcare Inc.(1)	856	15,040
Option Care Inc.(2)	67	803
Pediatrix Medical Group Inc.(1)	1,553	70,351
Psychiatric Solutions Inc.(1)	1,695	48,579
Quest Diagnostics Inc.	5,071	303,854
Radiation Therapy Services Inc.(1)	393	10,576
Sierra Health Services Inc.(1)	1,793	80,739
Sun Healthcare Group Inc.(1)	741	6,439
Sunrise Senior Living Inc.(1)	1,078	29,807
Symbion Inc.(1)	297	6,166
Tenet Healthcare Corp.(1)	10,265	71,650
Triad Hospitals Inc.(1)	463	18,326
United Surgical Partners International Inc.(1)	1,422	42,760
UnitedHealth Group Inc.	43,141	1,931,854
Universal Health Services Inc. Class B	337	16,938
VistaCare Inc. Class A(1)	159	1,924
Wellcare Health Plans Inc.(1)	1,047	51,355
WellPoint Inc.(1)	9,391	683,383

		6,159,308

HOLDING COMPANIES - DIVERSIFIED—0.03%
Walter Industries Inc.(2)	1,393	80,306

		80,306
HOME BUILDERS—0.36%
AMREP Corporation	43	2,336
Beazer Homes USA Inc.	652	29,907
Brookfield Homes Corp.	150	4,943
Cavco Industries Inc.(1)	76	3,377
Centex Corp.	1,769	88,981
Champion Enterprises Inc.(1)	2,442	26,960
Fleetwood Enterprises Inc.(1)	2,043	15,404
Horton (D.R.) Inc.	5,388	128,342
Hovnanian Enterprises Inc. Class A(1)	441	13,265
KB Home	1,336	61,256
Lennar Corp. Class A	1,760	78,091
M.D.C. Holdings Inc.	488	25,342
M/I Homes Inc.	47	1,649
NVR Inc.(1)	149	73,196
Palm Harbor Homes Inc.(1)	89	1,566
Pulte Homes Inc.	3,379	97,281
Ryland Group Inc.	529	23,049
Standard-Pacific Corp.	810	20,817
Thor Industries Inc.(2)	1,140	55,233
Toll Brothers Inc.(1)	799	20,430
Williams Scotsman International Inc.(1)	892	19,481
Winnebago Industries Inc.(2)	950	29,488

		820,394
HOME FURNISHINGS—0.12%
American Woodmark Corp.	383	13,420
DTS Inc.(1)	431	8,396
Ethan Allen Interiors Inc.(2)	215	7,858
Harman International Industries Inc.	2,143	182,948
Kimball International Inc. Class B	304	5,992
Sealy Corp.(1)	261	3,463
Tempur-Pedic International Inc.(1)(2)	1,605	21,684
TiVo Inc.(1)	2,455	17,553
Universal Electronics Inc.(1)	379	6,712

		268,026
HOUSEHOLD PRODUCTS & WARES—0.47%
ACCO Brands Corp.(1)	567	12,417
Avery Dennison Corp.	3,020	175,341
Central Garden & Pet Co.(1)	58	2,497
Church & Dwight Co. Inc.	2,071	75,426
CNS Inc.	406	9,947
Fortune Brands Inc.	1,611	114,397
Fossil Inc.(1)	588	10,590
Harland (John H.) Co.	340	14,790
Jarden Corp.(1)	767	23,355
Kimberly-Clark Corp.	8,540	526,918
Playtex Products Inc.(1)	1,295	13,507
Scotts Miracle-Gro Co. (The) Class A	1,127	47,695
Tupperware Brands Corp.	888	17,485
WD-40 Co.	260	8,728
Yankee Candle Co. Inc. (The)	910	22,759

		1,075,852

HOUSEWARES—0.09%
Lifetime Brands Inc.	297	6,436
Newell Rubbermaid Inc.	5,452	140,825
Toro Co.	1,365	63,746

		211,007
INSURANCE—0.93%
AFLAC Inc.	15,970	740,210
Ambac Financial Group Inc.	288	23,357
American International Group Inc.	9,242	545,740
Berkley (W.R.) Corp.	2,791	95,257
Brown & Brown Inc.	3,598	105,134
CNA Financial Corp.(1)	86	2,835
Darwin Professional Underwriters Inc.(1)	167	2,949
Enstar Group Inc.(1)	99	9,127
First Acceptance Corp.(1)	310	3,652
Gallagher (Arthur J.) & Co.	938	23,769
Hanover Insurance Group Inc. (The)	589	27,954
HCC Insurance Holdings Inc.	1,930	56,819
Hilb, Rogal & Hobbs Co.	85	3,168
Markel Corp.(1)	56	19,432
National Interstate Corp.	317	8,597
Philadelphia Consolidated Holding Corp.(1)	1,455	44,174
Principal Financial Group Inc.	594	33,056
Progressive Corp. (The)	6,767	173,980
Prudential Financial Inc.	2,253	175,058
Safety Insurance Group Inc.	38	1,807
Tower Group Inc.	539	16,305
Transatlantic Holdings Inc.	311	17,385
21st Century Insurance Group	156	2,246

		2,132,011
INTERNET—3.66%
Access Integrated Technologies Inc. Class A(1)	430	4,218
Agile Software Corp.(1)	253	1,604
Akamai Technologies Inc.(1)	4,949	179,104
Amazon.com Inc.(1)	9,997	386,684
aQuantive Inc.(1)	2,438	61,755
Art Technology Group Inc.(1)	3,569	10,636
@Road Inc.(1)	1,242	6,856
Audible Inc.(1)(2)	786	7,145
Avocent Corp.(1)	168	4,410
Blue Coat Systems Inc.(1)	463	7,806
Blue Nile Inc.(1)(2)	462	14,858
CheckFree Corp.(1)	2,649	131,284
Chordiant Software Inc.(1)	2,539	7,693
Click Commerce Inc.(1)(2)	329	6,491
CNET Networks Inc.(1)	4,801	38,312
CyberSource Corp.(1)	977	11,431
DealerTrack Holdings Inc.(1)	341	7,540
Digital Insight Corp.(1)	1,107	37,959
Digital River Inc.(1)	1,265	51,093
Digitas Inc.(1)	2,895	33,640
Drugstore.com Inc.(1)	2,565	7,439
eBay Inc.(1)	37,711	1,104,555
eCollege.com Inc.(1)	580	12,261
Emdeon Corp.(1)	8,789	109,071
Equinix Inc.(1)	916	50,252
eResearch Technology Inc.(1)(2)	1,577	14,351
Expedia Inc.(1)	647	9,686
F5 Networks Inc.(1)	1,299	69,471
Google Inc. Class A(1)	6,688	2,804,479
GSI Commerce Inc.(1)	1,254	16,967
Harris Interactive Inc.(1)	506	2,884

i2 Technologies Inc.(1)	301	3,814
IAC/InterActiveCorp(1)	2,264	59,973
InfoSpace Inc.(1)	528	11,970
Internet Security Systems Inc.(1)	112	2,111
Interwoven Inc.(1)	661	5,671
iPass Inc.(1)	1,433	8,025
j2 Global Communications Inc.(1)	1,591	49,671
Jupitermedia Corp.(1)	695	9,035
Knot Inc. (The)(1)	466	9,753
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	17,230	297,390
Lionbridge Technologies Inc.(1)	1,912	10,573
Liquidity Services Inc.(1)	249	3,877
McAfee Inc.(1)	4,726	114,700
Monster Worldwide Inc.(1)	3,959	168,891
Move Inc.(1)	3,209	17,585
NetFlix Inc.(1)	1,261	34,312
NIC Inc.(1)	1,225	8,857
NutriSystem Inc.(1)	1,028	63,870
1-800-FLOWERS.COM Inc.(1)	694	4,004
Online Resources Corp.(1)	721	7,455
Openwave Systems Inc.(1)	3,023	34,885
Opsware Inc.(1)	2,620	21,589
Overstock.com Inc.(1)(2)	357	7,590
Perficient Inc.(1)	563	6,959
Priceline.com Inc.(1)	815	24,336
RealNetworks Inc.(1)	2,579	27,595
Redback Networks Inc.(1)	1,776	32,572
RightNow Technologies Inc.(1)	481	8,023
RSA Security Inc.(1)	372	10,115
Sapient Corp.(1)	2,611	13,838
Secure Computing Corp.(1)	76	654
Sohu.com Inc.(1)	827	21,328
Stamps.com Inc.(1)	598	16,636
Stellent Inc.	495	4,727
Symantec Corp.(1)	14,469	224,848
Terremark Worldwide Inc.(1)	1,254	4,514
TheStreet.com Inc.	588	7,538
TIBCO Software Inc.(1)	863	6,084
Travelzoo Inc.(1)	98	2,973
TriZetto Group Inc. (The)(1)	1,375	20,336
24/7 Real Media Inc.(1)	1,552	13,627
ValueClick Inc.(1)	3,283	50,394
Vasco Data Security International Inc.(1)	797	6,655
VeriSign Inc.(1)	7,365	170,647
Vignette Corp.(1)	305	4,447
WebEx Communications Inc.(1)(2)	1,340	47,624
WebMD Health Corp. Class A(1)(2)	226	10,690
webMethods Inc.(1)	484	4,777
Websense Inc.(1)	1,537	31,570
WebSideStory Inc.(1)	560	6,832
Yahoo! Inc.(1)	45,121	1,488,993

		8,436,868
INVESTMENT COMPANIES—0.01%
Gladstone Investment Corp.	228	3,420
Harris & Harris Group Inc.(1)	532	5,873
Technology Investment Capital Corp.	338	4,952

		14,245
IRON & STEEL—0.19%
AK Steel Holding Corp.(1)	3,524	48,737
Allegheny Technologies Inc.	3,211	222,330

Carpenter Technology Corp.	762	88,011
Chaparral Steel Co.(1)	139	10,011
Cleveland-Cliffs Inc.	249	19,743
Oregon Steel Mills Inc.(1)	993	50,305

		439,137
LEISURE TIME—0.28%
Ambassadors Group Inc.	661	19,090
Bally Total Fitness Holding Corp.(1)	277	1,878
Brunswick Corp.	570	18,953
Harley-Davidson Inc.	8,604	472,274
Life Time Fitness Inc.(1)	973	45,021
Marine Products Corp.	222	2,160
Nautilus Inc.(2)	795	12,489
Polaris Industries Inc.	1,067	46,201
WMS Industries Inc.(1)	865	23,692

		641,758
LODGING—1.01%
Ameristar Casinos Inc.	213	4,143
Aztar Corp.(1)	300	15,588
Boyd Gaming Corp.	1,399	56,464
Choice Hotels International Inc.	1,076	65,206
Harrah’s Entertainment Inc.	4,367	310,843
Hilton Hotels Corp.	12,318	348,353
Las Vegas Sands Corp.(1)	4,448	346,321
Lodgian Inc.(1)	49	698
Marriott International Inc. Class A	10,937	416,918
MGM Mirage(1)	3,832	156,346
Monarch Casino & Resort Inc.(1)	333	9,364
Morgans Hotel Group Co.(1)	576	8,963
MTR Gaming Group Inc.(1)	179	1,679
Riviera Holdings Corp.(1)	191	3,858
Starwood Hotels & Resorts Worldwide Inc.	5,796	349,731
Station Casinos Inc.	1,621	110,358
Wynn Resorts Ltd.(1)	1,575	115,448

		2,320,281
MACHINERY—1.45%
AGCO Corp.(1)	197	5,185
Albany International Corp. Class A	575	24,374
Applied Industrial Technologies Inc.	1,432	34,812
Astec Industries Inc.(1)	545	18,595
Bucyrus International Inc. Class A	1,010	51,005
Caterpillar Inc.	21,447	1,597,373
Cognex Corp.	1,378	35,869
Columbus McKinnon Corp.(1)	586	12,740
Cummins Inc.	1,214	148,412
DXP Enterprises Inc.(1)	55	1,709
Flow International Corp.(1)	1,120	15,758
Flowserve Corp.(1)	273	15,534
Gardner Denver Inc.(1)	1,677	64,565
Gehl Corp.(1)	112	2,859
Gerber Scientific Inc.(1)	126	1,639
Graco Inc.	2,191	100,742
IDEX Corp.	1,709	80,665
Intermec Inc.(1)	1,613	37,002
Intevac Inc.(1)	673	14,591
iRobot Corp.(1)(2)	366	9,106
JLG Industries Inc.	3,406	76,635
Joy Global Inc.	3,959	206,224
Lindsay Manufacturing Co.	52	1,410
Manitowoc Co. Inc. (The)	1,960	87,220

Middleby Corp. (The)(1)	214	18,524
Nordson Corp.	814	40,033
Presstek Inc.(1)	945	8,798
Rockwell Automation Inc.	5,685	409,377
Sauer-Danfoss Inc.	254	6,457
Tennant Co.	43	2,162
Terex Corp.(1)	762	75,209
TurboChef Technologies Inc.(1)(2)	433	4,815
Wabtec Corp.	1,554	58,120
Zebra Technologies Corp. Class A(1)	2,267	77,441

		3,344,960
MANUFACTURING—4.83%
Actuant Corp. Class A	874	43,656
Acuity Brands Inc.	1,438	55,953
American Railcar Industries Inc.	289	9,569
Barnes Group Inc.	991	19,770
Blount International Inc.(1)	659	7,921
Brink's Co. (The)	1,202	67,805
Carlisle Companies Inc.	842	66,771
Ceradyne Inc.(1)	859	42,512
CLARCOR Inc.	599	17,844
Danaher Corp.	7,605	489,154
Donaldson Co. Inc.	2,368	80,204
Dover Corp.	5,845	288,918
ESCO Technologies Inc.(1)	826	44,150
Flanders Corp.(1)	410	4,112
FreightCar America Inc.	218	12,101
General Electric Co.	161,857	5,334,807
GenTek Inc.(1)	327	8,780
Harsco Corp.	1,344	104,778
Hexcel Corp.(1)	2,989	46,957
Honeywell International Inc.	12,012	484,084
Illinois Tool Works Inc.	15,990	759,525
ITT Industries Inc.	3,957	195,872
Jacuzzi Brands Inc.(1)	1,266	11,141
Lancaster Colony Corp.	575	22,695
Leggett & Platt Inc.	3,217	80,361
Matthews International Corp. Class A	679	23,405
Myers Industries Inc.	511	8,784
Pall Corp.	716	20,048
Parker Hannifin Corp.	1,645	127,652
Pentair Inc.	1,231	42,088
PW Eagle Inc.	337	10,191
Raven Industries Inc.	515	16,223
Reddy Ice Holdings Inc.	466	9,483
Roper Industries Inc.	2,781	130,012
Smith & Wesson Holding Corp.(1)	934	7,677
Smith (A.O.) Corp.	487	22,577
Textron Inc.	3,892	358,765
3M Co.	24,147	1,950,353
Trinity Industries Inc.	2,383	96,273

		11,122,971
MEDIA—2.63%
Acacia Research Corp. - Acacia Technologies Group(1)	892	12,542
Cablevision Systems Corp.	3,489	74,839
CKX Inc.(1)	1,636	22,201
Comcast Corp. Class A(1)	31,508	1,031,572
Courier Corp.	53	2,121
Crown Media Holdings Inc.(1)(2)	261	1,075
Cumulus Media Inc. Class A(1)	279	2,977
DIRECTV Group Inc. (The)(1)	25,780	425,370

Discovery Holding Co. Class A(1)	2,531	37,029
Dow Jones & Co. Inc.	1,895	66,344
EchoStar Communications Corp.(1)	6,591	203,069
Emmis Communications Corp.(1)	339	5,302
Entravision Communications Corp.(1)	1,162	9,958
Gemstar-TV Guide International Inc.(1)	7,944	27,963
Hollinger International Inc.	1,259	10,110
Liberty Global Inc. Class A(1)	5,329	114,574
LodgeNet Entertainment Corp.(1)	532	9,922
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	810	13,535
McClatchy Co. (The) Class A	145	5,817
McGraw-Hill Companies Inc. (The)	11,460	575,636
Mediacom Communications Corp.(1)	962	5,993
Meredith Corp.	996	49,342
News Corp. Class A	49,997	958,942
Playboy Enterprises Inc. Class B(1)	78	778
Private Media Group Inc.(1)	807	3,591
Readers Digest Association Inc. (The)	1,574	21,973
Salem Communications Corp. Class A(1)	23	299
Scripps (E.W.) Co. Class A	2,687	115,917
Sinclair Broadcast Group Inc. Class A	1,458	12,480
Sirius Satellite Radio Inc.(1)	44,973	213,622
Spanish Broadcasting System Inc. Class A(1)	608	3,107
Time Warner Inc.	9,274	160,440
Univision Communications Inc. Class A(1)	4,718	158,053
Value Line Inc.	43	1,836
Viacom Inc. Class B(1)	20,322	728,340
Walt Disney Co. (The)	25,236	757,080
Washington Post Co. (The) Class B	36	28,080
Wiley (John) & Sons Inc. Class A	1,417	47,044
World Wrestling Entertainment Inc.	686	11,587
XM Satellite Radio Holdings Inc. Class A(1)	8,275	121,229

		6,051,689
METAL FABRICATE & HARDWARE—0.18%
Ampco-Pittsburgh Corp.	19	544
Castle (A.M.) & Co.	164	5,289
Dynamic Materials Corp.	378	12,750
Foster (L.B.) Co. Class A(1)	327	7,936
Kaydon Corp.	903	33,691
Ladish Co. Inc.(1)	426	15,962
Mueller Industries Inc.	163	5,384
Mueller Water Porducts Inc. Class A(1)	715	12,448
NN Inc.	52	642
NS Group Inc.(1)	273	15,037
Precision Castparts Corp.	4,328	258,641
Quanex Corp.	256	11,026
RBC Bearings Inc.(1)	655	14,869
Timken Co. (The)	208	6,970
Valmont Industries Inc.	536	24,919

		426,108
MINING—0.64%
Alcoa Inc.	11,063	357,999
AMCOL International Corp.	703	18,524
Century Aluminum Co.(1)	401	14,312
Coeur d’Alene Mines Corp.(1)	8,902	42,819
Freeport-McMoRan Copper & Gold Inc.	3,247	179,916
Hecla Mining Co.(1)	3,817	20,039
Newmont Mining Corp.	12,684	671,364
Royal Gold Inc.(2)	299	8,318
RTI International Metals Inc.(1)	729	40,707
Southern Copper Corp.(2)	217	19,341

Stillwater Mining Co.(1)	1,077	13,656
Titanium Metals Corp.(1)	2,380	81,824

		1,468,819
OFFICE & BUSINESS EQUIPMENT—0.08%
Global Imaging Systems Inc.(1)	222	9,164
Pitney Bowes Inc.	4,173	172,345

		181,509
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	2,125	54,761
HNI Corp.	1,659	75,236
Interface Inc. Class A(1)	1,530	17,519
Knoll Inc.	1,061	19,480
Steelcase Inc. Class A	1,922	31,617

		198,613
OIL & GAS—1.86%
Alon USA Energy Inc.	239	7,521
Arena Resources Inc.(1)	344	11,796
Atlas America Inc.(1)	556	24,914
ATP Oil & Gas Corp.(1)	646	27,087
Atwood Oceanics Inc.(1)	865	42,904
Aurora Oil & Gas Corp.(1)	2,131	8,524
Berry Petroleum Co. Class A	1,130	37,460
Bill Barrett Corp.(1)	403	11,933
Bois d’Arc Energy LLC(1)	508	8,367
Bronco Drilling Co. Inc.(1)	365	7,625
Callon Petroleum Co.(1)	337	6,518
Carrizo Oil & Gas Inc.(1)	669	20,946
Cheniere Energy Inc.(1)	1,756	68,484
Clayton Williams Energy Inc.(1)	170	5,872
CNX Gas Corp.(1)	894	26,820
Complete Production Services Inc.(1)	834	19,716
Comstock Resources Inc.(1)	948	28,307
Crosstex Energy Inc.	282	26,813
Delek US Holdings Inc.(1)	329	5,001
Delta Petroleum Corp.(1)	1,554	26,620
Denbury Resources Inc.(1)	3,813	120,758
Diamond Offshore Drilling Inc.	1,890	158,628
Energy Partners Ltd.(1)	900	17,055
ENSCO International Inc.	4,925	226,649
EOG Resources Inc.	3,504	242,967
Exploration Company of Delaware (The)(1)	934	9,956
Exxon Mobil Corp.	11,045	677,611
Frontier Oil Corp.	1,951	63,212
Gasco Energy Inc.(1)(2)	2,352	10,466
GeoGlobal Resources Inc.(1)	960	4,694
Giant Industries Inc.(1)	145	9,650
GMX Resources Inc.(1)	257	7,946
Goodrich Petroleum Corp.(1)	400	11,356
Grey Wolf Inc.(1)	6,228	47,956
Gulfport Energy Corp.(1)	412	4,548
Helmerich & Payne Inc.	1,683	101,418
Holly Corp.	1,538	74,132
KCS Energy Inc.(1)	1,619	48,084
Mariner Energy Inc.(1)	2,345	43,078
Parallel Petroleum Corp.(1)	1,118	27,626
Patterson-UTI Energy Inc.	5,493	155,507
Penn Virginia Corp.	257	17,959
Petroleum Development Corp.(1)	521	19,642
PetroQuest Energy Inc.(1)	340	4,175
Pioneer Drilling Co.(1)	1,325	20,458

Plains Exploration & Production Co.(1)	2,521	102,201
Pride International Inc.(1)	4,217	131,697
PrimeEnergy Corp.(1)	24	1,847
Quest Resource Corp.(1)	626	8,482
Quicksilver Resources Inc.(1)	2,003	73,730
RAM Energy Resources Inc.(1)	334	1,910
Range Resources Corp.	4,417	120,098
Remington Oil & Gas Corp.(1)	663	29,152
Rowan Companies Inc.	3,287	116,984
Southwestern Energy Co.(1)	5,369	167,298
St. Mary Land & Exploration Co.	1,830	73,658
Sulphco Inc.(1)	674	4,826
Sunoco Inc.	2,132	147,726
TODCO Class A	1,980	80,883
Toreador Resources Corp.(1)	387	10,886
Transmeridian Exploration Inc.(1)	2,220	12,654
Unit Corp.(1)	1,482	84,311
VAALCO Energy Inc.(1)	1,845	18,007
W&T Offshore Inc.	570	22,167
Warren Resources Inc.(1)	477	6,850
XTO Energy Inc.	11,662	516,277

		4,280,403
OIL & GAS SERVICES—1.99%
Allis-Chalmers Energy Inc.(1)	439	5,966
Baker Hughes Inc.	10,914	893,311
Basic Energy Services Inc.(1)	400	12,228
BJ Services Co.	10,297	383,666
Cameron International Corp.(1)	3,699	176,701
CARBO Ceramics Inc.	642	31,541
Dawson Geophysical Co.(1)	129	3,969
Dresser-Rand Group Inc.(1)	1,002	23,527
Dril-Quip Inc.(1)	354	29,184
FMC Technologies Inc.(1)	2,190	147,737
Global Industries Ltd.(1)	2,827	47,211
Grant Prideco Inc.(1)	4,193	187,637
Gulf Island Fabrication Inc.	254	5,090
Halliburton Co.	16,532	1,226,840
Helix Energy Solutions Group Inc.(1)	2,627	106,026
Hercules Offshore Inc.(1)	649	22,715
Hornbeck Offshore Services Inc.(1)	41	1,456
Hydril Co. LP(1)	571	44,835
Input/Output Inc.(1)	625	5,906
Lone Star Technologies Inc.(1)	58	3,133
Lufkin Industries Inc.	474	28,170
MarkWest Hydrocarbon Inc.	200	4,950
Matrix Service Co.(1)	668	7,642
Maverick Tube Corp.(1)	990	62,558
Metretek Technologies Inc.(1)	503	8,642
NATCO Group Inc. Class A(1)	468	18,814
National Oilwell Varco Inc.(1)	5,234	331,417
Newpark Resources Inc.(1)	1,649	10,141
Oceaneering International Inc.(1)	1,722	78,954
Oil States International Inc.(1)	828	28,384
RPC Inc.	683	16,583
Smith International Inc.	6,852	304,708
Superior Energy Services Inc.(1)	2,556	86,648
Superior Well Services Inc.(1)	349	8,690
T-3 Energy Services Inc.(1)	10	195
Tetra Technologies Inc.(1)	2,287	69,273
Tidewater Inc.	1,120	55,104
Veritas DGC Inc.(1)	793	40,903
Warrior Energy Service Corp.(1)	187	4,550
W-H Energy Services Inc.(1)	943	47,933

		4,572,938

PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(1)	229	7,653
Ball Corp.	3,353	124,195
Crown Holdings Inc.(1)	5,373	83,658
Graphic Packaging Corp.(1)	2,425	9,191
Owens-Illinois Inc.(1)	4,912	82,325
Packaging Corp. of America	2,600	57,252
Pactiv Corp.(1)	4,521	111,895
Sealed Air Corp.	1,076	56,038
Silgan Holdings Inc.	446	16,506

		548,713
PHARMACEUTICALS—5.74%
Abbott Laboratories	39,154	1,707,506
Abraxis BioScience Inc.(1)	819	19,525
ACADIA Pharmaceuticals Inc.(1)	775	6,541
Adams Respiratory Therapeutics Inc.(1)	972	43,371
Adolor Corp.(1)	1,449	36,239
Akorn Inc.(1)	1,426	5,675
Alkermes Inc.(1)	2,819	53,335
Allergan Inc.	4,787	513,454
Alnylam Pharmaceuticals Inc.(1)	1,024	15,442
Alpharma Inc. Class A	267	6,419
Altus Pharmaceuticals Inc.(1)	196	3,616
AmerisourceBergen Corp.	1,304	54,664
Amylin Pharmaceuticals Inc.(1)	3,418	168,747
Anadys Pharmaceuticals Inc.(1)	577	1,685
Andrx Corp.(1)	1,913	44,362
Array BioPharma Inc.(1)	1,251	10,759
AtheroGenics Inc.(1)(2)	1,075	14,029
Auxilium Pharmaceuticals Inc.(1)	694	5,399
AVANIR Pharmaceuticals Class A(1)(2)	1,015	6,943
AVI BioPharma Inc.(1)	1,609	6,034
Barr Pharmaceuticals Inc.(1)	3,400	162,146
Bentley Pharmaceuticals Inc.(1)(2)	102	1,118
Bioenvision Inc.(1)	1,154	6,151
BioMarin Pharmaceutical Inc.(1)	2,734	39,288
Bristol-Myers Squibb Co.	28,843	745,880
Caraco Pharmaceutical Laboratories Ltd.(1)	266	2,434
Cardinal Health Inc.	13,377	860,542
Caremark Rx Inc.	13,065	651,552
Cephalon Inc.(1)	1,945	116,895
CombinatoRX Inc.(1)	789	6,935
Connetics Corp.(1)	1,096	12,889
Conor Medsystems Inc.(1)	867	23,921
Cubist Pharmaceuticals Inc.(1)	1,739	43,788
CV Therapeutics Inc.(1)	1,443	20,159
Cypress Bioscience Inc.(1)	626	3,844
Dendreon Corp.(1)	119	576
Depomed Inc.(1)	1,178	6,915
Durect Corp.(1)	1,778	6,881
Emisphere Technologies Inc.(1)	649	5,536
Endo Pharmaceuticals Holdings Inc.(1)	4,262	140,561
Express Scripts Inc.(1)	3,941	282,727
Forest Laboratories Inc.(1)	10,438	403,846
Genta Inc.(1)	4,281	7,021
Gilead Sciences Inc.(1)	14,573	862,139
HealthExtras Inc.(1)	870	26,291
Hi-Tech Pharmacal Co. Inc.(1)	322	5,336
Hospira Inc.(1)	5,003	214,829

Idenix Pharmaceuticals Inc.(1)	791	7,435
I-Flow Corp.(1)	749	8,104
ImClone Systems Inc.(1)	2,226	86,013
Indevus Pharmaceuticals Inc.(1)	1,298	7,100
Isis Pharmaceuticals Inc.(1)	2,334	14,121
Kos Pharmaceuticals Inc.(1)	532	20,014
K-V Pharmaceutical Co. Class A(1)	1,239	23,120
Lilly (Eli) & Co.	23,807	1,315,813
Mannatech Inc.(2)	525	6,620
MannKind Corp.(1)	717	15,279
Medarex Inc.(1)	3,913	37,604
Medco Health Solutions Inc.(1)	5,942	340,358
Medicines Co. (The)(1)	1,605	31,378
Medicis Pharmaceutical Corp. Class A	1,743	41,832
Merck & Co. Inc.	21,320	776,688
MGI Pharma Inc.(1)	2,502	53,793
Mylan Laboratories Inc.	6,733	134,660
Nastech Pharmaceutical Co. Inc.(1)	695	10,981
NBTY Inc.(1)	193	4,615
Neurocrine Biosciences Inc.(1)	951	10,081
New River Pharmaceuticals Inc.(1)(2)	432	12,312
Noven Pharmaceuticals Inc.(1)	758	13,568
NPS Pharmaceuticals Inc.(1)	1,225	5,978
Nuvelo Inc.(1)	1,190	19,814
Omnicare Inc.	1,878	89,055
Onyx Pharmaceuticals Inc.(1)	1,326	22,317
OSI Pharmaceuticals Inc.(1)	1,823	60,086
Pain Therapeutics Inc.(1)(2)	1,139	9,511
Par Pharmaceutical Companies Inc.(1)	739	13,642
Penwest Pharmaceuticals Co.(1)	731	15,958
Perrigo Co.	187	3,011
PetMed Express Inc.(1)	601	6,593
Pharmion Corp.(1)	546	9,298
POZEN Inc.(1)	803	5,653
Progenics Pharmaceuticals Inc.(1)	713	17,155
Renovis Inc.(1)	486	7,441
Rigel Pharmaceuticals Inc.(1)	206	2,004
Salix Pharmaceuticals Ltd.(1)	1,490	18,327
Santarus Inc.(1)	1,472	9,789
Schering-Plough Corp.	47,435	902,688
Sciele Pharma Inc.(1)	818	18,969
Sepracor Inc.(1)	3,483	199,019
Somaxon Pharmaceuticals Inc.(1)	160	2,498
Tanox Inc.(1)	779	10,774
Tiens Biotech Group (USA) Inc.(1)	112	479
Trimeris Inc.(1)	566	6,503
United Therapeutics Inc.(1)	755	43,616
USANA Health Sciences Inc.(1)(2)	300	11,370
Valeant Pharmaceuticals International	2,972	50,286
VCA Antech Inc.(1)	2,661	84,966
ViroPharma Inc.(1)	916	7,896
Wyeth	26,339	1,169,715
XenoPort Inc.(1)	645	11,681
Zymogenetics Inc.(1)	1,201	22,783

		13,214,309
PIPELINES—0.61%
El Paso Corp.	19,765	296,475
Equitable Resources Inc.	3,352	112,292
Kinder Morgan Inc.	3,411	340,725
Questar Corp.	2,428	195,430
Western Gas Resources Inc.	2,028	121,376
Williams Companies Inc.	14,487	338,416

		1,404,714

REAL ESTATE—0.22%
CB Richard Ellis Group Inc. Class A(1)	5,926	147,557
Consolidated-Tomoka Land Co.	182	10,035
Forest City Enterprises Inc. Class A	2,256	112,597
HouseValues Inc.(1)(2)	436	3,021
Jones Lang LaSalle Inc.	1,146	100,332
Resource Capital Corp.	59	759
St. Joe Co. (The)(2)	2,388	111,138
Trammell Crow Co.(1)	420	14,771

		500,210
REAL ESTATE INVESTMENT TRUSTS—0.89%
Acadia Realty Trust	1,017	24,052
Alexander’s Inc.(1)	64	17,393
Alexandria Real Estate Equities Inc.	134	11,883
CapitalSource Inc.	1,944	45,606
Corporate Office Properties Trust	1,068	44,941
Cousins Properties Inc.	1,227	37,951
Developers Diversified Realty Corp.	1,486	77,539
Digital Realty Trust Inc.	589	14,542
EastGroup Properties Inc.	655	30,575
Equity Lifestyle Properties Inc.	622	27,262
Essex Property Trust Inc.	331	36,959
Federal Realty Investment Trust	885	61,950
FelCor Lodging Trust Inc.	361	7,848
General Growth Properties Inc.	2,846	128,241
Getty Realty Corp.	562	15,983
Glimcher Realty Trust	1,173	29,102
Global Signal Inc.	547	25,337
Home Properties Inc.	960	53,290
Inland Real Estate Corp.	119	1,771
JER Investors Trust Inc.	304	4,727
Kilroy Realty Corp.	1,027	74,201
Macerich Co. (The)	2,299	161,390
Maguire Properties Inc.	181	6,366
Mid-America Apartment Communities Inc.	191	10,648
Mills Corp.	1,813	48,498
Omega Healthcare Investors Inc.	325	4,297
Pan Pacific Retail Properties Inc.	270	18,730
PS Business Parks Inc.	104	6,136
Public Storage Inc.	1,193	90,549
Saul Centers Inc.	351	14,314
Shurgard Storage Centers Inc. Class A	1,515	94,688
Simon Property Group Inc.	3,926	325,622
SL Green Realty Corp.	1,384	151,506
Sovran Self Storage Inc.	69	3,505
Sun Communities Inc.	579	18,835
Tanger Factory Outlet Centers Inc.	992	32,111
Taubman Centers Inc.	909	37,178
United Dominion Realty Trust Inc.	4,301	120,471
Ventas Inc.	1,986	67,286
Washington Real Estate Investment Trust	1,351	49,582
Weingarten Realty Investors	635	24,308

		2,057,173
RETAIL—9.46%
Abercrombie & Fitch Co. Class A	2,817	156,146
AC Moore Arts & Crafts Inc.(1)	271	4,420
Advance Auto Parts Inc.	3,456	99,878
Aeropostale Inc.(1)	1,746	50,442
American Eagle Outfitters Inc.	3,655	124,416

America’s Car-Mart Inc.(1)(2)	166	3,371
AnnTaylor Stores Corp.(1)	2,149	93,224
Applebee’s International Inc.	1,989	38,229
AutoZone Inc.(1)	1,750	154,350
Barnes & Noble Inc.	383	13,980
Bebe Stores Inc.	757	11,673
Bed Bath & Beyond Inc.(1)	9,039	299,824
Best Buy Co. Inc.	12,833	703,762
Big 5 Sporting Goods Corp.	580	11,310
BJ's Restaurants Inc.(1)	443	9,897
Brinker International Inc.	2,716	98,591
Brown Shoe Co. Inc.	239	8,145
Buckle Inc. (The)	276	11,556
Buffalo Wild Wings Inc.(1)	235	9,003
Build-A-Bear Workshop Inc.(1)(2)	471	10,131
Burger King Holdings Inc.(1)	801	12,616
Cabela’s Inc. Class A(1)(2)	63	1,213
Cache Inc.(1)	370	6,416
California Pizza Kitchen Inc.(1)	634	17,422
CarMax Inc.(1)	3,372	119,571
Casey’s General Store Inc.	135	3,376
Cash America International Inc.	496	15,872
Casual Male Retail Group Inc.(1)	984	9,889
Cato Corp. Class A	978	25,281
CEC Entertainment Inc.(1)	602	19,336
Charlotte Russe Holding Inc.(1)	492	11,778
Charming Shoppes Inc.(1)	1,987	22,334
Cheesecake Factory (The)(1)	2,533	68,264
Chico’s FAS Inc.(1)	5,737	154,784
Children’s Place Retail Stores Inc. (The)(1)	724	43,476
Chipotle Mexican Grill Inc. Class A(1)	252	15,359
Christopher & Banks Corp.	1,169	33,901
Circuit City Stores Inc.	5,190	141,272
Citi Trends Inc.(1)	202	8,623
CKE Restaurants Inc.	1,916	31,825
Claire’s Stores Inc.	3,169	80,841
Coldwater Creek Inc.(1)	1,914	51,219
Conn’s Inc.(1)	208	5,522
Copart Inc.(1)	2,267	55,678
Cosi Inc.(1)	1,100	6,853
Costco Wholesale Corp.	10,233	584,611
CSK Auto Corp.(1)	765	9,157
CVS Corp.	23,722	728,265
Darden Restaurants Inc.	4,747	187,032
Deb Shops Inc.	160	3,858
dELiA*s Inc.(1)	384	3,103
Denny’s Corp.(1)	2,947	10,874
Dick’s Sporting Goods Inc.(1)	1,169	46,292
Dollar General Corp.	9,433	131,873
Dollar Tree Stores Inc.(1)	358	9,487
Dress Barn Inc.(1)	1,473	37,341
DSW Inc. Class A(1)	519	18,902
EZCORP Inc.(1)	379	14,285
Family Dollar Stores Inc.	2,661	65,008
Federated Department Stores Inc.	1,446	52,924
First Cash Inc.(1)	893	17,637
Foot Locker Inc.	563	13,788
GameStop Corp. Class A(1)	2,103	88,326
Gap Inc. (The)	9,318	162,133
Genesco Inc.(1)	99	3,353
Guitar Center Inc.(1)	841	37,399
Hibbet Sporting Goods Inc.(1)	1,151	27,509
Home Depot Inc.	62,675	2,243,138

Hot Topic Inc.(1)	1,414	16,275
IHOP Corp.	145	6,972
Jos. A. Bank Clothiers Inc.(1)	576	13,801
Kohl’s Corp.(1)	11,065	654,163
Krispy Kreme Doughnuts Inc.(1)(2)	820	6,675
Limited Brands Inc.	10,926	279,596
Longs Drug Stores Corp.	897	40,921
Lowe’s Companies Inc.	24,847	1,507,467
MarineMax Inc.(1)	35	918
McCormick & Schmick’s Seafood Restaurants Inc.(1)	337	8,021
Men’s Wearhouse Inc. (The)	1,525	46,208
Michaels Stores Inc.	4,230	174,445
Morton’s Restaurant Group Inc.(1)	106	1,624
MSC Industrial Direct Co. Inc. Class A	1,211	57,607
New York & Co. Inc.(1)	685	6,692
Nordstrom Inc.	7,558	275,867
Nu Skin Enterprises Inc. Class A	1,122	16,662
Office Depot Inc.(1)	9,215	350,170
O’Reilly Automotive Inc.(1)	3,626	113,095
OSI Restaurant Partners Inc.(2)	1,131	39,133
P.F. Chang’s China Bistro Inc.(1)(2)	849	32,279
Pacific Sunwear of California Inc.(1)	2,332	41,813
Panera Bread Co. Class A(1)	962	64,685
Pantry Inc. (The)(1)	665	38,264
Papa John’s International Inc.(1)	499	16,567
Payless ShoeSource Inc.(1)	266	7,227
Penney (J.C.) Co. Inc.	7,514	507,270
PETCO Animal Supplies Inc.(1)	1,857	37,939
PetSmart Inc.	4,486	114,842
RadioShack Corp.	3,311	46,354
Rare Hospitality International Inc.(1)	928	26,689
Red Robin Gourmet Burgers Inc.(1)(2)	529	22,514
Restoration Hardware Inc.(1)	947	6,799
Retail Ventures Inc.(1)	646	11,512
Ross Stores Inc.	4,596	128,918
Ruby Tuesday Inc.(2)	1,734	42,327
Ruth’s Chris Steak House Inc.(1)	559	11,415
School Specialty Inc.(1)	71	2,261
Select Comfort Corp.(1)	1,724	39,600
Sonic Corp.(1)	2,749	57,152
Sportsman’s Guide Inc. (The)(1)	235	7,168
Staples Inc.	23,320	567,142
Starbucks Corp.(1)	24,581	928,179
Stein Mart Inc.	452	6,690
Target Corp.	27,810	1,359,075
Texas Roadhouse Inc. Class A(1)	1,670	22,578
Tiffany & Co.	2,758	91,069
Tim Hortons Inc.(1)	1,071	27,578
TJX Companies Inc.	14,668	335,310
Too Inc.(1)	1,076	41,308
Tractor Supply Co.(1)	1,151	63,616
Triarc Companies Inc. Class B	1,971	30,807
Tuesday Morning Corp.	723	9,507
Under Armour Inc. Class A(1)	666	28,385
United Auto Group Inc.	200	4,270
Urban Outfitters Inc.(1)	3,676	64,293
Walgreen Co.	32,353	1,450,709
Wal-Mart Stores Inc.	78,749	3,793,339
Wendy’s International Inc.	1,524	88,834
Wet Seal Inc. Class A(1)	2,166	10,570
Williams-Sonoma Inc.	3,080	104,874
World Fuel Services Corp.	881	40,253

Yum! Brands Inc.	8,710	437,852
Zumiez Inc.(1)	462	17,357

		21,774,866
SAVINGS & LOANS—0.26%
Charter Financial Corp.	127	5,011
Commercial Capital Bancorp Inc.	319	5,024
Fidelity Bankshares Inc.	223	7,096
Golden West Financial Corp.	4,689	347,924
Harbor Florida Bancshares Inc.(2)	79	2,934
Home Federal Bancorp Inc.	18	246
Hudson City Bancorp Inc.	9,248	123,276
Investors Bancorp Inc.(1)	95	1,287
NewAlliance Bancshares Inc.	1,647	23,569
People’s Bank	1,869	61,397
PFF Bancorp Inc.	209	6,930
Sound Federal Bancorp Inc.	237	4,927
Wauwatosa Holdings Inc.(1)	29	495
Westfield Financial Inc.	58	1,682

		591,798
SEMICONDUCTORS—5.02%
ADE Corp.(1)	314	10,202
Advanced Analogic Technologies Inc.(1)	1,178	12,345
Advanced Micro Devices Inc.(1)	15,505	378,632
Agere Systems Inc.(1)	5,424	79,733
Altera Corp.(1)	11,500	201,825
AMIS Holdings Inc.(1)	764	7,640
Amkor Technology Inc.(1)	3,276	30,991
ANADIGICS Inc.(1)	1,511	10,154
Analog Devices Inc.	11,567	371,763
Applied Materials Inc.	50,085	815,384
Asyst Technologies Inc.(1)	1,001	7,538
ATMI Inc.(1)	838	20,632
Broadcom Corp. Class A(1)	14,583	438,219
Cabot Microelectronics Corp.(1)(2)	440	13,336
Cirrus Logic Inc.(1)	2,431	19,788
Conexant Systems Inc.(1)	13,546	33,865
Cree Inc.(1)	2,098	49,848
Cypress Semiconductor Corp.(1)	3,995	58,087
Diodes Inc.(1)	633	26,232
DSP Group Inc.(1)	136	3,380
EMCORE Corp.(1)	1,303	12,509
Emulex Corp.(1)	829	13,488
Entegris Inc.(1)	441	4,203
Exar Corp.(1)	455	6,038
Fairchild Semiconductor International Inc. Class A(1)	2,002	36,376
FormFactor Inc.(1)	1,466	65,428
Freescale Semiconductor Inc. Class B(1)	5,978	175,753
Genesis Microchip Inc.(1)	535	6,185
Hittite Microwave Corp.(1)	416	15,043
Ikanos Communications Inc.(1)	658	9,995
Integrated Device Technology Inc.(1)	2,835	40,200
Intel Corp.	186,306	3,530,499
International Rectifier Corp.(1)	1,260	49,241
Intersil Corp. Class A	1,979	46,012
IXYS Corp.(1)	780	7,488
KLA-Tencor Corp.	5,031	209,139
Kopin Corp.(1)	1,916	6,917
Lam Research Corp.(1)	4,504	209,976
Linear Technology Corp.	9,725	325,690
LSI Logic Corp.(1)	9,148	81,875

LTX Corp.(1)	1,976	13,852
Mattson Technology Inc.(1)	1,554	15,183
Maxim Integrated Products Inc.	10,271	329,802
MEMC Electronic Materials Inc.(1)	4,446	166,725
Micrel Inc.(1)	2,327	23,293
Microchip Technology Inc.	6,866	230,354
Micron Technology Inc.(1)	10,590	159,485
Microsemi Corp.(1)	2,265	55,221
Microtune Inc.(1)	1,694	10,604
Mindspeed Technologies Inc.(1)	3,528	8,502
MIPS Technologies Inc. Class A(1)	781	4,741
Monolithic Power Systems Inc.(1)	699	8,269
MoSys Inc.(1)	722	5,646
National Semiconductor Corp.	10,813	257,890
NetLogic Microsystems Inc.(1)	510	16,448
Nextest Systems Corp.(1)	193	3,129
Novellus Systems Inc.(1)	1,614	39,866
NVIDIA Corp.(1)	11,290	240,364
OmniVision Technologies Inc.(1)(2)	1,705	36,010
ON Semiconductor Corp.(1)	4,534	26,660
Pericom Semiconductor Corp.(1)	440	3,652
PLX Technology Inc.(1)	801	9,788
PMC-Sierra Inc.(1)	6,613	62,162
PortalPlayer Inc.(1)	360	3,532
Power Integrations Inc.(1)	820	14,334
QLogic Corp.(1)	5,168	89,096
Rambus Inc.(1)	2,530	57,709
Rudolph Technologies Inc.(1)	117	1,697
Semitool Inc.(1)	86	776
Semtech Corp.(1)	2,315	33,452
Silicon Image Inc.(1)	2,610	28,136
Silicon Laboratories Inc.(1)	1,602	56,310
SiRF Technology Holdings Inc.(1)	1,644	52,970
Skyworks Solutions Inc.(1)	1,110	6,116
Spansion Inc. Class A(1)	249	3,969
Staktek Holdings Inc.(1)	109	530
Standard Microsystems Corp.(1)	171	3,733
Supertex Inc.(1)	384	15,337
Teradyne Inc.(1)	4,895	68,187
Tessera Technologies Inc.(1)	1,478	40,645
Texas Instruments Inc.	49,901	1,511,501
Transmeta Corp.(1)	6,263	10,146
TranSwitch Corp.(1)	4,071	8,590
Ultratech Inc.(1)	659	10,373
Varian Semiconductor Equipment Associates Inc.(1)	1,573	51,296
Veeco Instruments Inc.(1)	897	21,384
Virage Logic Corp.(1)	448	4,207
Volterra Semiconductor Corp.(1)	599	9,141
Xilinx Inc.	11,002	249,195
Zoran Corp.(1)	1,381	33,614

		11,555,271
SOFTWARE—6.57%
Activision Inc.(1)	8,857	100,793
Actuate Corp.(1)	1,469	5,935
Acxiom Corp.	2,777	69,425
Adobe Systems Inc.(1)	19,176	582,183
Advent Software Inc.(1)	700	25,249
Allscripts Healthcare Solutions Inc.(1)	1,482	26,009
Altiris Inc.(1)	51	920
American Reprographics Co.(1)	836	30,305
ANSYS Inc.(1)	981	46,911

Autodesk Inc.(1)	7,398	254,935
Automatic Data Processing Inc.	18,460	837,161
Avid Technology Inc.(1)	130	4,333
BEA Systems Inc.(1)	12,477	163,324
Blackbaud Inc.	1,130	25,651
Blackboard Inc.(1)	888	25,716
BMC Software Inc.(1)	6,816	162,902
Bottomline Technologies Inc.(1)	36	293
CA Inc.	2,224	45,703
Cerner Corp.(1)	2,060	76,447
Citrix Systems Inc.(1)	5,834	234,177
Computer Programs & Systems Inc.	300	11,988
Concur Technologies Inc.(1)	1,029	15,919
Convera Corp.(1)	900	6,048
CSG Systems International Inc.(1)	666	16,477
Digi International Inc.(1)	351	4,398
Dun & Bradstreet Corp.(1)	2,123	147,931
Eclipsys Corp.(1)	1,448	26,296
eFunds Corp.(1)	383	8,445
Electronic Arts Inc.(1)	9,730	418,779
Emageon Inc.(1)	671	9,790
Epicor Software Corp.(1)	1,756	18,491
Fair Isaac Corp.	1,685	61,182
FalconStor Software Inc.(1)	1,186	8,266
Fidelity National Information Services Inc.	666	23,576
FileNET Corp.(1)	248	6,679
First Data Corp.	24,519	1,104,336
Fiserv Inc.(1)	5,627	255,241
Global Payments Inc.	2,160	104,868
Hyperion Solutions Corp.(1)	922	25,447
IMS Health Inc.	4,573	122,785
Infocrossing Inc.(1)	430	4,967
Informatica Corp.(1)	2,759	36,308
infoUSA Inc.	1,076	11,094
InPhonic Inc.(1)	764	4,813
Inter-Tel Inc.	109	2,296
Intuit Inc.(1)	5,576	336,735
INVESTools Inc.(1)	1,034	8,210
JDA Software Group Inc.(1)	164	2,301
Keane Inc.(1)	754	9,425
ManTech International Corp. Class A(1)	440	13,578
MapInfo Corp.(1)	502	6,551
Microsoft Corp.	284,249	6,623,002
MicroStrategy Inc. Class A(1)	321	31,304
Midway Games Inc.(1)(2)	1,144	9,255
MoneyGram International Inc.	2,714	92,140
MRO Software Inc.(1)	646	12,965
NAVTEQ Corp.(1)	2,974	132,878
Neoware Inc.(1)	589	7,239
Nuance Communications Inc.(1)(2)	4,022	40,461
Omnicell Inc.(1)	870	12,023
Open Solutions Inc.(1)	650	17,297
OPNET Technologies Inc.(1)	373	4,834
Oracle Corp.(1)	127,289	1,844,418
Packeteer Inc.(1)	1,112	12,610
Parametric Technology Corp.(1)	1,784	22,675
PDF Solutions Inc.(1)	674	8,364
Per-Se Technologies Inc.(1)(2)	1,071	26,968
Phase Forward Inc.(1)	1,087	12,522
QAD Inc.	272	2,108
Quality Systems Inc.	525	19,331
Quest Software Inc.(1)	1,498	21,032
Red Hat Inc.(1)	5,890	137,826

Renaissance Learning Inc.	251	3,401
Salesforce.com Inc.(1)	2,705	72,115
Schawk Inc.	92	1,610
SEI Investments Co.	2,012	98,347
Smith Micro Software Inc.(1)	643	10,301
SPSS Inc.(1)	620	19,927
SSA Global Technologies Inc.(1)	189	3,663
Sybase Inc.(1)	161	3,123
Take-Two Interactive Software Inc.(1)(2)	121	1,290
Taleo Corp. Class A(1)	436	5,140
THQ Inc.(1)	1,652	35,683
Total System Services Inc.	1,201	23,119
Transaction Systems Architects Inc. Class A(1)	1,198	49,945
Trident Microsystems Inc.(1)	1,829	34,714
Ultimate Software Group Inc.(1)	765	14,657
VA Software Corp.(1)	1,998	7,752
VeriFone Holdings Inc.(1)	1,244	37,917
Verint Systems Inc.(1)	426	12,435
Wind River Systems Inc.(1)	2,415	21,494
Witness Systems Inc.(1)	1,073	21,642

		15,121,119
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	1,051	30,752

		30,752
TELECOMMUNICATIONS—5.21%
ADC Telecommunications Inc.(1)	3,327	56,093
ADTRAN Inc.	1,370	30,729
Aeroflex Inc.(1)	361	4,213
American Tower Corp. Class A(1)	13,438	418,191
Anaren Inc.(1)	78	1,598
Anixter International Inc.	517	24,537
Arris Group Inc.(1)	1,818	23,852
Atheros Communications Inc.(1)	1,653	31,341
Atlantic Tele-Network Inc.	158	3,291
Avanex Corp.(1)	5,265	9,266
Avaya Inc.(1)	1,154	13,179
Carrier Access Corp.(1)	159	1,315
Cbeyond Communications Inc.(1)(2)	527	11,494
C-COR Inc.(1)	1,067	8,237
Centennial Communications Corp.	731	3,801
CIENA Corp.(1)	4,141	19,918
Cisco Systems Inc.(1)	195,518	3,818,467
Citizens Communications Co.	4,278	55,828
Commonwealth Telephone Enterprises Inc.	372	12,336
CommScope Inc.(1)	1,858	58,378
Comtech Telecommunications Corp.(1)	730	21,367
Comverse Technology Inc.(1)	5,202	102,844
Corning Inc.(1)	49,885	1,206,718
CPI International Inc.(1)	226	3,277
Crown Castle International Corp.(1)	6,126	211,592
Dobson Communications Corp. Class A(1)(2)	4,757	36,772
EMS Technologies Inc.(1)	329	5,912
Eschelon Telecom Inc.(1)	230	3,558
Essex Corp.(1)	619	11,402
Finisar Corp.(1)	7,291	23,842
First Avenue Networks Inc.(1)	1,749	19,029
Foundry Networks Inc.(1)	2,543	27,108
General Communication Inc. Class A(1)	1,000	12,320
Harmonic Inc.(1)	2,152	9,641
Harris Corp.	4,300	178,493
Hypercom Corp.(1)	1,718	16,063

I.D. Systems Inc.(1)	355	6,294
InterDigital Communications Corp.(1)	1,744	60,883
iPCS Inc.(1)	535	25,841
Ixia(1)	1,294	11,646
JDS Uniphase Corp.(1)	52,279	132,266
Juniper Networks Inc.(1)	9,748	155,871
Leap Wireless International Inc.(1)	545	25,860
Level 3 Communications Inc.(1)	32,028	142,204
Lightbridge Inc.(1)	613	7,938
Lucent Technologies Inc.(1)	77,194	186,809
Motorola Inc.	62,178	1,252,887
NETGEAR Inc.(1)	1,062	22,992
NeuStar Inc. Class A(1)	1,998	67,433
NII Holdings Inc. Class B(1)	4,411	248,692
North Pittsburgh Systems Inc.	481	13,256
Novatel Wireless Inc.(1)(2)	943	9,788
NTELOS Holdings Corp.(1)	405	5,852
Oplink Communications Inc.(1)	33	604
ParkerVision Inc.(1)	603	5,487
Pegasus Wireless Corp.(1)	1,733	15,493
Plantronics Inc.	825	18,323
Polycom Inc.(1)	1,305	28,606
QUALCOMM Inc.	53,684	2,151,118
Radyne Corp.(1)	576	6,555
RF Micro Devices Inc.(1)	5,112	30,519
SAVVIS Inc.(1)	177	5,241
SBA Communications Corp.(1)	3,299	86,236
Shenandoah Telecommunications Co.	33	1,551
Sirenza Microdevices Inc.(1)	796	9,663
Sonus Networks Inc.(1)	8,087	40,031
Sprint Nextel Corp.	22,095	441,679
Stratex Networks Inc.(1)	3,079	10,438
Symmetricom Inc.(1)	256	1,810
Syniverse Holdings Inc.(1)	653	9,599
Tekelec(1)	1,573	19,427
Telephone & Data Systems Inc.	1,879	77,791
Time Warner Telecom Inc. Class A(1)	1,914	28,423
UbiquiTel Inc.(1)	2,690	27,815
United States Cellular Corp.(1)	295	17,877
UTStarcom Inc.(1)	1,807	14,077
Viasat Inc.(1)	709	18,207
Vonage Holdings Corp.(1)	575	4,939
West Corp.(1)	959	45,946
Wireless Facilities Inc.(1)	675	1,856
Zhone Technologies Inc.(1)	1,712	3,492

		11,995,317
TEXTILES—0.08%
Cintas Corp.	4,491	178,562
Mohawk Industries Inc.(1)	197	13,859

		192,421
TOYS, GAMES & HOBBIES—0.01%
LeapFrog Enterprises Inc.(1)(2)	157	1,586
Marvel Entertainment Inc.(1)	1,169	23,380
RC2 Corp.(1)	39	1,508

		26,474
TRANSPORTATION—2.74%
ABX Air Inc.(1)	1,866	11,271
American Commercial Lines Inc.(1)	985	59,346
Atlas Air Worldwide Holdings Inc.(1)	126	6,179
Burlington Northern Santa Fe Corp.	11,679	925,561

C.H. Robinson Worldwide Inc.	5,563	296,508
Celadon Group Inc.(1)	735	16,199
Con-way Inc.	1,657	95,990
CSX Corp.	3,470	244,427
Dynamex Inc.(1)	307	6,696
EGL Inc.(1)	1,008	50,602
Expeditors International Washington Inc.	6,834	382,772
FedEx Corp.	9,772	1,141,956
Florida East Coast Industries Inc.	718	37,573
Forward Air Corp.	914	37,227
Genesee & Wyoming Inc. Class A(1)	1,158	41,074
Heartland Express Inc.	1,022	18,284
Horizon Lines Inc. Class A	164	2,627
Hub Group Inc. Class A(1)	1,281	31,423
Hunt (J.B.) Transport Services Inc.	3,506	87,334
Kansas City Southern Industries Inc.(1)	873	24,182
Kirby Corp.(1)	1,688	66,676
Knight Transportation Inc.(2)	1,833	37,027
Landstar System Inc.	1,889	89,217
Maritrans Inc.	42	1,046
Marten Transport Ltd.(1)	146	3,174
Norfolk Southern Corp.	7,451	396,542
Old Dominion Freight Line Inc.(1)	902	33,906
P.A.M. Transportation Services Inc.(1)	97	2,802
Pacer International Inc.	1,203	39,194
Patriot Transportation Holding Inc.(1)	12	1,041
PHI Inc.(1)	254	8,433
Quality Distribution Inc.(1)	273	3,625
Swift Transportation Co. Inc.(1)	790	25,090
U.S. Xpress Enterprises Inc. Class A(1)	137	3,702
Union Pacific Corp.	3,928	365,147
United Parcel Service Inc. Class B	20,635	1,698,880
Universal Truckload Services Inc.(1)	190	6,485
USA Truck Inc.(1)	159	2,833

		6,302,051
TRUCKING & LEASING—0.03%
AMERCO(1)	296	29,795
GATX Corp.	758	32,215
Greenbrier Companies Inc. (The)	162	5,304
TAL International Group Inc.(1)	34	819

		68,133
WATER—0.02%
Aqua America Inc.	2,493	56,815

		56,815

TOTAL COMMON STOCKS
(Cost: $226,600,555)		230,278,870

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.69%

CERTIFICATES OF DEPOSIT(4)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,225	1,225
Fortis Bank NY
4.43%, 07/20/06	3,054	3,054
Societe Generale
5.33%, 12/08/06	12,220	12,220

Toronto-Dominion Bank
3.94%, 07/10/06	6,110	6,110
Washington Mutual Bank
5.28%, 08/07/06	6,110	6,110
Wells Fargo Bank N.A.
4.78%, 12/05/06	9,776	9,776

		38,495
COMMERCIAL PAPER(4)—0.13%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	34,116	33,925
ASAP Funding Ltd.
5.21%, 08/08/06(5)	5,866	5,835
Barton Capital Corp.
5.29%, 08/01/06(5)	11,681	11,631
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	4,644	4,633
CC USA Inc.
5.03%, 10/24/06(5)	2,444	2,405
Chariot Funding LLC
5.30%, 07/28/06(5)	9,206	9,172
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	26,807	26,799
Curzon Funding LLC
5.30%, 07/31/06(5)	12,220	12,170
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	9,015	8,805
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	25,867	25,777
Five Finance Inc.
5.19%, 12/01/06(5)	5,499	5,379
General Electric Capital Services Inc.
5.22%, 12/11/06	1,222	1,194
Govco Inc.
5.22%, 08/03/06(5)	12,220	12,165
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	4,155	4,091
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	3,055	3,044
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	11,240	11,212
Landale Funding LLC
5.30%, 08/15/06(5)	13,442	13,357
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	18,921	18,777
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	12,342	12,306
Prudential Funding LLC
5.22%, 07/31/06	6,110	6,085
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	12,220	12,190
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	14,318	14,310
Scaldis Capital LLC
5.30%, 07/25/06(5)	7,639	7,614
Sydney Capital Corp.
5.10%, 07/07/06(5)	13,368	13,360
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	14,937	14,900

		291,136

MEDIUM-TERM NOTES(4)—0.01%
Bank of America N.A.
5.28%, 04/20/07	3,055	3,055
Dorada Finance Inc.
3.93%, 07/07/06(5)	3,788	3,788
K2 USA LLC
3.94%, 07/07/06(5)	7,332	7,332
Marshall & Ilsley Bank
5.18%, 12/15/06	12,220	12,239
Sigma Finance Inc.
5.13%, 03/30/07(5)	4,277	4,277
US Bank N.A.
2.85%, 11/15/06	2,444	2,427

		33,118
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	251,673	251,673

		251,673
REPURCHASE AGREEMENTS(4)—0.10%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $24,452 (collateralized by non-U.S. Government debt securities, value $25,209, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$24,441	24,441
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $18,338 (collateralized by non-U.S. Government debt securities, value $20,192, 2.12% to 6.47%, 11/25/34 to 12/25/42).	18,330	18,330
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $24,452 (collateralized by non-U.S. Government debt securities, value $25,104, 5.36% to 6.00%, 12/25/35 to 12/25/42).	24,441	24,441
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $30,565 (collateralized by non-U.S. Government debt securities, value $34,190, 0.00% to 10.00%, 6/1/28 to 12/15/35).	30,551	30,551
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $7,335 (collateralized by non-U.S. Government debt securities, value $8,300, 0.00% to 10.00%, 9/10/34 to 5/9/36).	7,332	7,332
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $12,225 (collateralized by non-U.S. Government debt securities, value $12,482, 5.22% to 5.42%, 7/3/06).	12,220	12,220
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $19,561 (collateralized by non-U.S. Government debt securities, value $20,558, 0.00% to 10.00%, 1/1/10 to 6/6/16).	19,552	19,552

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $12,225 (collateralized by non-U.S. Government debt securities, value $12,605, 0.07% to 7.75%, 2/22/11 to 12/15/45).	12,220	12,220
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $12,225 (collateralized by non-U.S. Government debt securities, value $12,605, 6.38% to 8.49%, 1/7/09 to 2/23/36).	12,220	12,220
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $24,452 (collateralized by non-U.S. Government debt securities, value $25,698, 0.00% to 8.57%, 6/25/23 to 4/25/46).	24,441	24,441
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $12,225 (collateralized by non-U.S. Government debt securities, value $12,860, 3.79% to 7.22%, 5/15/07 to 3/15/42).	12,220	12,220
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,279 (collateralized by non-U.S. Government debt securities, value $4,528, 0.00% to 10.00%, 7/3/06 to 6/30/36).	4,277	4,277
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $8,998 (collateralized by non-U.S. Government debt securities, value $9,055, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	8,554	8,554
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $24,452 (collateralized by non-U.S. Government debt securities, value $25,698, 0.00% to 10.00%, 1/1/10 to 5/6/16).	24,441	24,441

		235,240
TIME DEPOSITS(4)—0.05%
ABN Amro Bank NV
5.30%, 07/03/06	12,220	12,220
KBC Bank NV
5.32%, 07/03/06	36,661	36,661
Societe Generale
5.32%, 07/03/06	30,551	30,551
UBS AG
5.25%-5.34%, 07/03/06	35,232	35,232

		114,664
VARIABLE & FLOATING RATE NOTES(4)—0.27%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	31,284	31,288
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	9,165	9,165
American Express Centurion Bank
5.34%, 07/19/07	13,442	13,458
American Express Credit Corp.
5.23%, 07/05/07	3,666	3,669
ASIF Global Financing
5.17%, 05/03/07(5)	1,222	1,223
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	7,943	7,943
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	20,774	20,774

BMW US Capital LLC
5.20%, 07/13/07(5)	12,220	12,220
BNP Paribas
5.14%, 05/18/07(5)	22,608	22,608
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	8,921	8,921
Commodore CDO Ltd.
5.38%, 06/12/07(5)	3,055	3,055
Credit Agricole SA
5.31%, 07/23/07	12,220	12,220
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	12,220	12,220
DEPFA Bank PLC
5.37%, 06/15/07	12,220	12,220
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	14,053	14,055
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	12,220	12,220
Fifth Third Bancorp
5.28%, 06/22/07(5)	24,441	24,441
First Tennessee Bank N.A.
5.21%, 08/25/06	3,666	3,666
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	9,165	9,164
General Electric Capital Corp.
5.25%, 04/09/07	5,499	5,502
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	18,330	18,334
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	12,220	12,220
JP Morgan Chase & Co.
5.12%, 07/02/07	9,165	9,165
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	18,330	18,330
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	12,770	12,771
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	15,275	15,270
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	13,442	13,441
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	5,939	5,939
Marshall & Ilsley Bank
5.18%, 07/13/07	6,721	6,721
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	18,330	18,330
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	1,540	1,540
Mound Financing PLC
5.11%, 05/08/07(5)	11,487	11,487
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	12,220	12,219
National City Bank of Indiana
5.17%, 05/21/07	6,110	6,111
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	32,995	32,995
Newcastle Ltd.
5.34%, 04/24/07(5)	4,308	4,307
Northern Rock PLC
5.17%, 05/03/07(5)	14,664	14,665
Principal Life Global Funding I
5.63%, 02/08/07	5,499	5,515
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	9,165	9,165

Sigma Finance Inc.
5.51%, 06/18/07(5)	10,021	10,021
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	12,220	12,220
Strips III LLC
5.37%, 07/24/06(5)	2,857	2,857
SunTrust Bank
5.08%, 05/01/07	12,220	12,221
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	23,096	23,094
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	17,108	17,108
US Bank N.A.
5.28%, 09/29/06	5,499	5,499
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	19,562	19,563
Wachovia Bank N.A.
5.36%, 05/22/07	24,441	24,441
Wells Fargo & Co.
5.19%, 07/13/07(5)	6,110	6,111
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	10,998	10,998
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	12,086	12,047
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	4,127	4,127

		628,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,593,190)		1,593,190

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $228,193,745)		231,872,060
Other Assets, Less Liabilities—(0.69)%		(1,586,865)

NET ASSETS—100.00%		$230,285,195

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.66%

ADVERTISING—0.05%
Catalina Marketing Corp.	1,207	$34,351
Donnelley (R.H.) Corp.(1)	3,110	168,158
SITEL Corp.(1)	729	2,858
ValueVision Media Inc. Class A(1)	98	1,081

		206,448
AEROSPACE & DEFENSE—1.18%
AAR Corp.(1)	300	6,669
Alliant Techsystems Inc.(1)	1,383	105,592
Armor Holdings Inc.(1)	1,821	99,845
Curtiss-Wright Corp.	2,509	77,478
DRS Technologies Inc.	1,691	82,436
EDO Corp.	1,009	24,559
Esterline Technologies Corp.(1)	966	40,176
General Dynamics Corp.	24,514	1,604,686
Goodrich (B.F.) Co.	519	20,911
Herley Industries Inc.(1)	740	8,295
Innovative Solutions & Support Inc.(1)	352	4,949
K&F Industries Holdings Inc.(1)	681	12,074
Kaman Corp.	1,459	26,554
L-3 Communications Holdings Inc.	6,873	518,362
Moog Inc. Class A(1)	2,232	76,379
MTC Technologies Inc.(1)	187	4,419
Northrop Grumman Corp.	19,352	1,239,689
Orbital Sciences Corp.(1)	1,671	26,970
Raytheon Co.	14,062	626,743
Sequa Corp. Class A(1)	407	33,170
Teledyne Technologies Inc.(1)	317	10,385
TransDigm Group Inc.(1)	238	5,700
Triumph Group Inc.(1)	757	36,336
United Technologies Corp.	5,217	330,862

		5,023,239
AGRICULTURE—1.87%
Alliance One International Inc.	5,768	25,610
Altria Group Inc.	69,232	5,083,706
Archer-Daniels-Midland Co.	39,739	1,640,426
Delta & Pine Land Co.	578	16,993
Loews Corp. - Carolina Group	5,664	290,960
Maui Land & Pineapple Co. Inc.(1)	114	4,309
Reynolds American Inc.	5,212	600,944
Universal Corp.	1,561	58,100
UST Inc.	4,351	196,622
Vector Group Ltd.	733	11,911

		7,929,581

AIRLINES—0.19%
Alaska Air Group Inc.(1)	1,212	47,777
AMR Corp.(1)	3,034	77,124
ExpressJet Holdings Inc.(1)	2,613	18,056
Frontier Airlines Holdings Inc.(1)	1,841	13,274
JetBlue Airways Corp.(1)	2,131	25,870
Mesa Air Group Inc.(1)	2,194	21,611
Republic Airways Holdings Inc.(1)	1,974	33,597
SkyWest Inc.	2,344	58,131
Southwest Airlines Co.	20,469	335,078
UAL Corp.(1)	5,983	185,593

		816,111
APPAREL—0.31%
Cherokee Inc.	127	5,253
Columbia Sportswear Co.(1)	799	36,163
Deckers Outdoor Corp.(1)	299	11,529
Hartmarx Corp.(1)	1,924	11,544
Jones Apparel Group Inc.	6,835	217,285
Kellwood Co.	1,555	45,515
K-Swiss Inc. Class A	753	20,105
Liz Claiborne Inc.	6,347	235,220
Maidenform Brands Inc.(1)	152	1,874
Oxford Industries Inc.	862	33,971
Perry Ellis International Inc.(1)	441	11,162
Phillips-Van Heusen Corp.	1,675	63,918
Quiksilver Inc.(1)	5,884	71,667
Russell Corp.	2,019	36,665
Skechers U.S.A. Inc. Class A(1)	34	820
Stride Rite Corp.	2,230	29,414
Timberland Co. Class A(1)	1,456	38,002
VF Corp.	5,332	362,149
Warnaco Group Inc. (The)(1)	1,640	30,635
Weyco Group Inc.	419	9,729
Wolverine World Wide Inc.	1,717	40,058

		1,312,678
AUTO MANUFACTURERS—0.47%
Ford Motor Co.	109,587	759,438
General Motors Corp.(2)	28,677	854,288
Navistar International Corp.(1)	414	10,189
PACCAR Inc.	4,160	342,701
Wabash National Corp.	1,892	29,061

		1,995,677
AUTO PARTS & EQUIPMENT—0.37%
Accuride Corp.(1)	673	8,392
Aftermarket Technology Corp.(1)	1,320	32,802
American Axle & Manufacturing Holdings Inc.	3,151	53,914
ArvinMeritor Inc.	4,279	73,556
Autoliv Inc.	5,036	284,887
Bandag Inc.	681	24,918
BorgWarner Inc.	3,215	209,296
Commercial Vehicle Group Inc.(1)	1,280	26,470
Cooper Tire & Rubber Co.(2)	3,724	41,485
Johnson Controls Inc.	5,115	420,555
Lear Corp.	4,089	90,817
Modine Manufacturing Co.	2,038	47,608
Noble International Ltd.	200	2,864
Superior Industries International Inc.(2)	1,395	25,515
Tenneco Inc.(1)	2,248	58,448
Titan International Inc.(2)	1,007	18,841
TRW Automotive Holdings Corp.(1)	2,646	72,183
Visteon Corp.(1)	7,772	56,036

		1,548,587

BANKS—12.08%
Alabama National Bancorp	909	61,948
AMCORE Financial Inc.	1,328	38,924
AmericanWest Bancorporation	685	15,515
Ameris Bancorp	787	18,211
AmSouth Bancorp	21,015	555,847
Arrow Financial Corp.	569	15,608
Associated Bancorp	8,031	253,217
BancFirst Corp.	424	18,974
Bancorp Inc. (The)(1)	547	13,680
BancorpSouth Inc.	4,816	131,236
BancTrust Financial Group Inc.	591	13,871
Bank Mutual Corp.	3,694	45,141
Bank of America Corp.	277,113	13,329,135
Bank of Granite Corp.	781	16,268
Bank of Hawaii Corp.	1,084	53,766
Bank of New York Co. Inc. (The)	43,492	1,400,442
BankFinancial Corp.	1,485	25,690
Banner Corp.	739	28,481
BB&T Corp.	33,184	1,380,123
BOK Financial Corp.	1,324	65,763
Boston Private Financial Holdings Inc.	2,141	59,734
Cadence Financial Corp.	579	12,894
Camden National Corp.	409	16,319
Capital City Bank Group Inc.	792	23,918
Capital Corp of the West	333	10,656
Capitol Bancorp Ltd.	768	29,914
Cardinal Financial Corp.	397	4,613
Cascade Bancorp	69	1,967
Cathay General Bancorp	2,892	105,211
Centennial Bank Holdings Inc.(1)	3,586	37,079
Center Financial Corp.	254	6,005
Centerstate Banks of Florida Inc.	548	11,234
Central Pacific Financial Corp.	1,850	71,595
Chemical Financial Corp.	1,522	46,573
Chittenden Corp.	2,841	73,440
Citizens Banking Corp.	2,595	63,344
City Bank	368	17,171
City Holding Co.	1,079	38,995
City National Corp.	2,533	164,873
Coastal Financial Corp.	316	4,121
Colonial BancGroup Inc. (The)	9,389	241,110
Columbia Bancorp	409	10,254
Columbia Banking System Inc.	971	36,296
Comerica Inc.	9,863	512,777
Commerce Bancshares Inc.	4,055	202,953
Community Bancorp(1)	354	11,002
Community Bancorp Inc.	43	1,819
Community Bank System Inc.	1,815	36,609
Community Banks Inc.	1,448	37,648
Community Trust Bancorp Inc.	913	31,891
Compass Bancshares Inc.	7,841	435,960
Corus Bankshares Inc.(2)	2,371	62,073
Cullen/Frost Bankers Inc.	1,971	112,938
CVB Financial Corp.	1,380	21,611
East West Bancorp Inc.	288	10,918
Farmers Capital Bank Corp.	402	13,165
Fifth Third Bancorp	28,994	1,071,328
First BanCorp (Puerto Rico)	4,258	39,599
First Bancorp Inc. (North Carolina)	719	15,099
First Busey Corp. Class A	255	5,220
First Charter Corp.	1,888	46,313

First Citizens BancShares Inc. Class A	366	73,383
First Commonwealth Financial Corp.	4,287	54,445
First Community Bancorp	1,175	69,419
First Community Bancshares Inc.(2)	606	19,992
First Financial Bancorp	2,037	30,372
First Financial Bankshares Inc.	1,258	45,967
First Financial Corp.	809	24,278
First Horizon National Corp.	7,483	300,817
First Indiana Corp.	712	18,533
First Merchants Corp.	1,119	27,203
First Midwest Bancorp Inc.	3,029	112,315
First Oak Brook Bancshares Inc. Class A	355	13,135
First Regional Bancorp(1)	40	3,520
First Republic Bank	1,149	52,624
1st Source Corp.	702	23,749
First State Bancorp	1,005	23,899
FirstMerit Corp.	4,845	101,454
FNB Corp. (Pennsylvania)	3,492	55,069
FNB Corp. (Virginia)	445	16,465
Fremont General Corp.	1,911	35,468
Frontier Financial Corp.	1,212	41,196
Fulton Financial Corp.	10,541	167,813
GB&T Bancshares Inc.(2)	786	17,103
Glacier Bancorp Inc.	1,713	50,140
Great Southern Bancorp Inc.	637	19,448
Greater Bay Bancorp	3,059	87,946
Greene County Bancshares Inc.	527	16,316
Hancock Holding Co.	906	50,736
Hanmi Financial Corp.	2,469	47,997
Harleysville National Corp.	1,670	35,421
Heartland Financial USA Inc.	879	23,425
Heritage Commerce Corp.	342	8,478
Huntington Bancshares Inc.	14,895	351,224
IBERIABANK Corp.	589	33,891
Independent Bank Corp. (Massachusetts)	915	29,710
Independent Bank Corp. (Michigan)	1,326	34,874
Integra Bank Corp.	1,062	23,098
Interchange Financial Services Corp.	1,100	24,750
International Bancshares Corp.	2,501	68,727
Intervest Bancshares Corp.(1)	223	9,031
Irwin Financial Corp.	1,228	23,811
KeyCorp	24,544	875,730
Lakeland Bancorp Inc.(2)	1,101	17,253
Lakeland Financial Corp.	582	14,137
M&T Bank Corp.	4,617	544,437
Macatawa Bank Corp.	742	17,355
MainSource Financial Group Inc.	914	15,931
Marshall & Ilsley Corp.	15,371	703,070
MB Financial Inc.	1,299	45,933
MBT Financial Corp.	897	14,352
Mellon Financial Corp.	2,612	89,931
Mercantile Bank Corp.	373	14,864
Mercantile Bankshares Corp.	7,482	266,883
MetroCorp Bancshares Inc.	263	7,701
Mid-State Bancshares	1,355	37,940
Midwest Banc Holdings Inc.	876	19,491
Nara Bancorp Inc.	564	10,575
National City Corp.	34,679	1,255,033
National Penn Bancshares Inc.	2,831	56,224
NBT Bancorp Inc.	2,088	48,504
North Fork Bancorp Inc.	28,248	852,242
Northern Empire Bancshares(1)	419	10,056
Northern Trust Corp.	729	40,314

Old National Bancorp	4,075	81,378
Old Second Bancorp Inc.	741	22,971
Omega Financial Corp.	764	23,921
Oriental Financial Group Inc.	1,275	16,269
Pacific Capital Bancorp	2,580	80,290
Park National Corp.(2)	722	71,341
Peoples Bancorp Inc.	644	19,217
Pinnacle Financial Partners Inc.(1)	311	9,464
Placer Sierra Bancshares	373	8,650
PNC Financial Services Group	17,974	1,261,236
Popular Inc.	16,903	324,538
Preferred Bank	18	965
PremierWest Bancorp	798	11,517
Prosperity Bancshares Inc.	1,555	51,144
Provident Bankshares Corp.	2,002	72,853
R&G Financial Corp. Class B	1,689	14,509
Regions Financial Corp.	27,698	917,358
Renasant Corp.	628	25,340
Republic Bancorp Inc.	4,529	56,114
Republic Bancorp Inc. Class A	458	9,435
Royal Bancshares of Pennsylvania Class A	278	6,750
S&T Bancorp Inc.	1,578	52,437
Sandy Spring Bancorp Inc.	899	32,418
Santander BanCorp	266	6,549
SCBT Financial Corp.	527	18,788
Seacoast Banking Corp. of Florida	242	6,444
Security Bank Corp.	875	19,486
Shore Bancshares Inc.	507	13,755
Simmons First National Corp. Class A	866	25,123
Sky Financial Group Inc.	6,117	144,422
South Financial Group Inc. (The)	4,554	120,271
Southside Bancshares Inc.	568	12,678
Southwest Bancorp Inc.	859	21,904
State National Bancshares Inc.	639	24,352
State Street Corp.	1,272	73,890
Sterling Bancorp	1,140	22,230
Sterling Bancshares Inc.	2,776	52,050
Sterling Financial Corp. (Pennsylvania)	1,545	33,835
Summit Bancshares Inc.	448	9,502
Sun Bancorp Inc. (New Jersey)(1)	861	13,983
SunTrust Banks Inc.	22,081	1,683,897
Superior Bancorp(1)	96	1,056
Susquehanna Bancshares Inc.	2,852	68,163
SY Bancorp Inc.	583	16,021
Synovus Financial Corp.	9,142	244,823
Taylor Capital Group Inc.	362	14,773
TCF Financial Corp.	4,965	131,324
TD Banknorth Inc.	6,120	180,234
Texas Regional Bancshares Inc. Class A	2,474	93,814
Texas United Bancshares Inc.	563	15,848
Tompkins Trustco Inc.	342	14,706
TriCo Bancshares	625	17,112
Trustmark Corp.	2,824	87,459
U.S. Bancorp	108,082	3,337,572
UCBH Holdings Inc.	1,301	21,519
UMB Financial Corp.	1,920	64,013
Umpqua Holdings Corp.	3,406	87,364
Union Bankshares Corp.	536	23,123
UnionBanCal Corp.	3,249	209,853
United Bancshares Inc.	2,257	82,674
United Community Banks Inc.	1,827	55,614
Univest Corp. of Pennsylvania	698	19,279
USB Holding Co. Inc.	404	9,090

Valley National Bancorp	6,760	173,800
Virginia Financial Group Inc.	436	18,408
W Holding Co. Inc.	6,613	43,976
Wachovia Corp.	97,675	5,282,264
Washington Trust Bancorp Inc.	698	19,349
Webster Financial Corp.	3,205	152,045
Wells Fargo & Co.	86,613	5,810,000
WesBanco Inc.	1,332	41,279
West Bancorporation	135	2,520
West Coast Bancorp	894	26,346
Westamerica Bancorp	1,098	53,769
Whitney Holding Corp.	3,989	141,091
Wilmington Trust Corp.	4,141	174,667
Wintrust Financial Corp.	881	44,799
Yardville National Bancorp	516	18,437
Zions Bancorporation	6,444	502,245

		51,236,980
BEVERAGES—0.85%
Anheuser-Busch Companies Inc.	16,893	770,152
Boston Beer Co. Inc. Class A(1)	187	5,477
Coca-Cola Co. (The)	41,824	1,799,268
Coca-Cola Enterprises Inc.	18,546	377,782
Constellation Brands Inc.(1)	9,905	247,625
Farmer Brothers Co.	405	8,780
Molson Coors Brewing Co. Class B	2,966	201,332
Pepsi Bottling Group Inc.	4,046	130,079
PepsiAmericas Inc.	3,789	83,775

		3,624,270
BIOTECHNOLOGY—0.26%
ADVENTRX Pharmaceuticals Inc.(1)	562	1,782
Applera Corp. - Celera Genomics Group(1)	4,673	60,515
Arena Pharmaceuticals Inc.(1)	875	10,132
ARIAD Pharmaceuticals Inc.(1)	1,576	7,108
Biogen Idec Inc.(1)	10,546	488,596
Bio-Rad Laboratories Inc. Class A(1)	1,130	73,382
Cambrex Corp.	1,626	33,870
Charles River Laboratories International Inc.(1)	3,067	112,866
Cotherix Inc.(1)	1,176	10,125
deCODE genetics Inc.(1)	574	3,553
Genitope Corp.(1)	411	2,598
Geron Corp.(1)	2,070	14,283
Incyte Corp.(1)	2,327	10,704
Invitrogen Corp.(1)	2,062	136,236
Martek Biosciences Corp.(1)	677	19,599
Maxygen Inc.(1)	1,789	13,382
Millennium Pharmaceuticals Inc.(1)	8,832	88,055
Northfield Laboratories Inc.(1)	1,012	10,009
Savient Pharmaceuticals Inc.(1)	3,755	19,714
Serologicals Corp.(1)	183	5,754

		1,122,263
BUILDING MATERIALS—0.16%
Apogee Enterprises Inc.	371	5,454
Comfort Systems USA Inc.	1,617	23,107
ElkCorp	784	21,772
Goodman Global Inc.(1)	497	7,544
Lennox International Inc.	3,660	96,917
LSI Industries Inc.	1,215	20,643
Masco Corp.	9,503	281,669
Simpson Manufacturing Co. Inc.	226	8,147
Texas Industries Inc.	1,155	61,330

U.S. Concrete Inc.(1)	386	4,265
Universal Forest Products Inc.	912	57,210
USG Corp.(1)	1,270	92,621

		680,679
CHEMICALS—1.86%
Air Products & Chemicals Inc.	12,020	768,318
Airgas Inc.	259	9,648
Albemarle Corp.	2,385	114,194
Arch Chemicals Inc.	1,341	48,343
Ashland Inc.	3,872	258,262
Cabot Corp.	2,265	78,188
Celanese Corp. Class A	2,131	43,515
CF Industries Holdings Inc.	3,341	47,643
Chemtura Corp.	14,591	136,280
Cytec Industries Inc.	2,505	134,418
Dow Chemical Co. (The)	58,399	2,279,313
Du Pont (E.I.) de Nemours and Co.	11,133	463,133
Eastman Chemical Co.	4,964	268,056
Ferro Corp.	2,591	41,352
FMC Corp.	2,374	152,862
Fuller (H.B.) Co.	1,786	77,816
Georgia Gulf Corp.	1,852	46,337
Grace (W.R.) & Co.(1)	2,138	25,015
Hercules Inc.(1)	3,159	48,206
Huntsman Corp.(1)	1,593	27,591
Innospec Inc.	747	18,989
International Flavors & Fragrances Inc.	1,770	62,375
Lubrizol Corp.	4,151	165,417
Lyondell Chemical Co.	13,171	298,455
Minerals Technologies Inc.	1,207	62,764
Mosaic Co. (The)(1)	7,975	124,809
NL Industries Inc.	149	1,602
Olin Corp.	3,973	71,236
OM Group Inc.(1)	1,780	54,913
OMNOVA Solutions Inc.(1)	1,305	7,412
Pioneer Companies Inc.(1)	70	1,910
PolyOne Corp.(1)	5,618	49,326
PPG Industries Inc.	8,780	579,480
Rockwood Holdings Inc.(1)	2,137	49,172
Rohm & Haas Co.	8,308	416,397
RPM International Inc.	7,199	129,582
Schulman (A.) Inc.	1,699	38,890
Sensient Technologies Corp.	2,814	58,841
Sherwin-Williams Co. (The)	2,681	127,294
Sigma-Aldrich Corp.	2,317	168,307
Spartech Corp.	1,946	43,980
Stepan Co.	374	11,811
Terra Industries Inc.(1)	5,779	36,812
Tronox Inc. Class B	2,509	33,044
UAP Holding Corp.	1,230	26,826
Valspar Corp. (The)	6,174	163,055
Westlake Chemical Corp.	824	24,555

		7,895,744
COAL—0.00%
International Coal Group Inc.(1)	1,131	8,132

		8,132
COMMERCIAL SERVICES—0.95%
ABM Industries Inc.	2,656	45,418
ACE Cash Express Inc.(1)	675	19,757
ADESA Inc.	5,457	121,364

Albany Molecular Research Inc.(1)	974	10,402
Alderwoods Group Inc.(1)	2,469	48,047
AMN Healthcare Services Inc.(1)	131	2,659
Arbitron Inc.	422	16,175
Banta Corp.	1,458	67,549
BearingPoint Inc.(1)	10,336	86,512
Bowne & Co. Inc.	1,930	27,599
CBIZ Inc.(1)	2,085	15,450
CDI Corp.	640	18,560
Cendant Corp.	52,295	851,886
Central Parking Corp.	607	9,712
Clark Inc.	969	12,791
Clayton Holdings Inc.(1)	27	352
Coinmach Service Corp. Class A	787	8,067
Coinstar Inc.(1)	1,587	37,993
Compass Diversified Trust(1)	796	11,359
Consolidated Graphics Inc.(1)	229	11,922
Convergys Corp.(1)	8,042	156,819
Cornell Companies Inc.(1)	693	10,644
Corrections Corp. of America(1)	828	43,834
CorVel Corp.(1)	200	5,000
CRA International Inc.(1)	55	2,483
Cross Country Healthcare Inc.(1)	1,686	30,668
Deluxe Corp.	3,115	54,450
Dollar Thrifty Automotive Group Inc.(1)	1,496	67,425
Donnelley (R.R.) & Sons Co.	13,123	419,280
DynCorp International Inc.(1)	626	6,498
Educate Inc.(1)	1,074	8,227
Electro Rent Corp.(1)	1,157	18,535
Equifax Inc.	812	27,884
Exponent Inc.(1)	973	16,444
First Advantage Corp. Class A(1)	50	1,163
Forrester Research Inc.(1)	217	6,072
FTI Consulting Inc.(1)	1,078	28,858
Global Cash Access Inc.(1)	401	6,268
HealthSpring Inc.(1)	255	4,781
Heidrick & Struggles International Inc.(1)	186	6,294
Hewitt Associates Inc. Class A(1)	2,921	65,664
Hudson Highland Group Inc.(1)	99	1,068
Interactive Data Corp.(1)	2,178	43,756
Kelly Services Inc. Class A	773	21,002
Korn/Ferry International(1)	554	10,853
Landauer Inc.	243	11,640
Laureate Education Inc.(1)	415	17,691
LECG Corp.(1)	301	5,559
Live Nation Inc.(1)	2,859	58,209
Manpower Inc.	760	49,096
MAXIMUS Inc.	1,301	30,118
McKesson Corp.	5,576	263,633
MPS Group Inc.(1)	3,954	59,547
Navigant Consulting Inc.(1)	186	4,213
NCO Group Inc.(1)	1,962	51,875
PHH Corp.(1)	3,236	89,119
PRA International(1)	220	4,899
QC Holdings Inc.(1)	238	3,215
Quanta Services Inc.(1)	3,614	62,631
Rent-A-Center Inc.(1)	4,217	104,835
Rewards Network Inc.(1)	403	3,293
Service Corp. International	17,959	146,186
ServiceMaster Co. (The)	12,323	127,297
SFBC International Inc.(1)	1,103	16,721
Source Interlink Companies Inc.(1)	1,732	20,611
SOURCECORP Inc.(1)	974	24,145

Spherion Corp.(1)	1,668	15,212
Standard Parking Corp.(1)	16	433
StarTek Inc.	635	9,493
Stewart Enterprises Inc. Class A	6,380	36,685
TNS Inc.(1)	1,112	23,007
United Rentals Inc.(1)	3,926	125,553
Valassis Communications Inc.(1)	1,209	28,520
Vertrue Inc.(1)	459	19,751
Viad Corp.	1,348	42,192
Volt Information Sciences Inc.(1)	503	23,440
Watson Wyatt Worldwide Inc.	1,997	70,175
Wright Express Corp.(1)	397	11,410

		4,047,948
COMPUTERS—1.56%
Advanced Digital Information Corp.(1)	3,767	44,338
Affiliated Computer Services Inc. Class A(1)	3,997	206,285
Agilysys Inc.	1,853	33,354
BISYS Group Inc. (The)(1)	5,587	76,542
Brocade Communications Systems Inc.(1)	5,655	34,722
CACI International Inc. Class A(1)	318	18,549
Cadence Design Systems Inc.(1)	2,744	47,060
Ceridian Corp.(1)	883	21,581
CIBER Inc.(1)	3,104	20,455
Computer Sciences Corp.(1)	11,325	548,583
Covansys Corp.(1)	1,896	23,833
Diebold Inc.	810	32,902
Echelon Corp.(1)	1,871	14,014
Electronic Data Systems Corp.	13,821	332,533
Electronics For Imaging Inc.(1)	3,515	73,393
EMC Corp.(1)	17,374	190,593
Gateway Inc.(1)	15,737	29,900
Hewlett-Packard Co.	67,048	2,124,081
Hutchinson Technology Inc.(1)	1,557	33,678
iGATE Corp.(1)	122	780
IHS Inc. Class A(1)	161	4,770
Imation Corp.	2,118	86,944
Integral Systems Inc.	39	1,046
Intergraph Corp.(1)	262	8,250
International Business Machines Corp.	8,568	658,194
Komag Inc.(1)	457	21,104
Lexmark International Inc.(1)	1,516	84,638
Magma Design Automation Inc.(1)	2,049	15,060
Manhattan Associates Inc.(1)	1,501	30,455
McDATA Corp. Class A(1)	9,352	38,156
Mentor Graphics Corp.(1)	4,875	63,277
Mercury Computer Systems Inc.(1)	926	14,251
MTS Systems Corp.	135	5,334
NCR Corp.(1)	8,731	319,904
Ness Technologies Inc.(1)	1,040	11,180
NetScout Systems Inc.(1)	287	2,560
Palm Inc.(1)	5,271	84,863
Perot Systems Corp. Class A(1)	5,247	75,977
Quantum Corp.(1)	11,473	30,059
RadiSys Corp.(1)	890	19,544
Reynolds & Reynolds Co. (The) Class A	880	26,990
SI International Inc.(1)	433	13,276
Silicon Storage Technology Inc.(1)	3,466	14,072
Sun Microsystems Inc.(1)	193,916	804,751
Synopsys Inc.(1)	7,949	149,203
Unisys Corp.(1)	20,829	130,806

		6,621,840

COSMETICS & PERSONAL CARE—2.17%
Alberto-Culver Co.	3,723	181,385
Chattem Inc.(1)	353	10,721
Colgate-Palmolive Co.	3,249	194,615
Elizabeth Arden Inc.(1)	1,575	28,161
Inter Parfums Inc.	95	1,636
Procter & Gamble Co.	158,017	8,785,745
Revlon Inc. Class A(1)	9,515	11,989

		9,214,252
DISTRIBUTION & WHOLESALE—0.26%
Aviall Inc.(1)	464	22,049
BlueLinx Holdings Inc.	760	9,903
Building Materials Holdings Corp.	1,757	48,968
Central European Distribution Corp.(1)	331	8,328
Core-Mark Holding Co. Inc.(1)	602	21,552
Genuine Parts Co.	10,485	436,805
Grainger (W.W.) Inc.	1,314	98,852
Ingram Micro Inc. Class A(1)	8,517	154,413
Owens & Minor Inc.	2,435	69,641
ScanSource Inc.(1)	100	2,932
Tech Data Corp.(1)	3,375	129,296
United Stationers Inc.(1)	1,917	94,546

		1,097,285
DIVERSIFIED FINANCIAL SERVICES—10.49%
Accredited Home Lenders Holding Co.(1)(2)	1,095	52,352
Advanta Corp. Class B	1,032	37,100
AmeriCredit Corp.(1)(2)	6,027	168,274
Ameriprise Financial Inc.	13,043	582,631
Asset Acceptance Capital Corp.(1)	253	5,009
Bear Stearns Companies Inc. (The)	7,324	1,025,946
Calamos Asset Management Inc. Class A	209	6,059
Capital One Financial Corp.	15,329	1,309,863
CharterMac	3,163	59,180
CIT Group Inc.	12,105	632,970
Citigroup Inc.	301,872	14,562,305
Cohen & Steers Inc.	167	3,941
CompuCredit Corp.(1)	274	10,533
Countrywide Financial Corp.	36,896	1,405,000
Doral Financial Corp.	4,090	26,217
E*TRADE Financial Corp.(1)	1,968	44,910
Edwards (A.G.) Inc.	4,649	257,183
eSpeed Inc.(1)	1,245	10,371
Federal Agricultural Mortgage Corp.(2)	672	18,614
Federal Home Loan Mortgage Corp.	20,799	1,185,751
Federal National Mortgage Association	58,913	2,833,715
Financial Federal Corp.	1,645	45,747
Friedman, Billings, Ramsey Group Inc. Class A	8,920	97,852
GAMCO Investors Inc. Class A	342	12,572
Goldman Sachs Group Inc. (The)	5,651	850,080
IndyMac Bancorp Inc.	3,116	142,869
Janus Capital Group Inc.	6,373	114,077
Jefferies Group Inc.	7,197	213,247
JP Morgan Chase & Co.	210,988	8,861,496
Knight Capital Group Inc. Class A(1)	6,339	96,543
LaBranche & Co. Inc.(1)(2)	3,220	38,994
Legg Mason Inc.	3,400	338,368
Lehman Brothers Holdings Inc.	28,319	1,844,983
MarketAxess Holdings Inc.(1)	1,063	11,704
Marlin Business Services Corp.(1)	500	11,280
Merrill Lynch & Co. Inc.	45,819	3,187,170
Morgan Stanley	57,952	3,663,146

National Financial Partners Corp.	389	17,237
Nelnet Inc. Class A(1)	155	6,285
NYSE Group Inc.(1)	4,658	318,980
Ocwen Financial Corp.(1)	2,080	26,437
Piper Jaffray Companies Inc.(1)	1,262	77,247
Raymond James Financial Inc.	5,502	166,546
Sanders Morris Harris Group Inc.	809	12,224
Stifel Financial Corp.(1)	368	12,994
Student Loan Corp. (The)	242	48,884
SWS Group Inc.	959	23,131
Waddell & Reed Financial Inc. Class A	1,107	22,760
World Acceptance Corp.(1)	88	3,126

		44,503,903
ELECTRIC—5.23%
ALLETE Inc.	1,525	72,209
Alliant Energy Corp.	7,138	244,833
Ameren Corp.	12,470	629,735
American Electric Power Co. Inc.	23,920	819,260
Aquila Inc.(1)	22,701	95,571
Avista Corp.	2,971	67,828
Black Hills Corp.	2,018	69,278
CenterPoint Energy Inc.	18,909	236,362
CH Energy Group Inc.	957	45,936
Cleco Corp.	3,062	71,191
CMS Energy Corp.(1)	13,429	173,771
Consolidated Edison Inc.	14,924	663,223
Constellation Energy Group Inc.	9,486	517,177
Dominion Resources Inc.	21,104	1,578,368
DPL Inc.	6,069	162,649
DTE Energy Co.	10,795	439,788
Duke Energy Corp.	75,062	2,204,571
Duquesne Light Holdings Inc.	4,760	78,254
Edison International	19,785	771,615
El Paso Electric Co.(1)	2,939	59,250
Empire District Electric Co. (The)	1,819	37,380
Energy East Corp.	8,967	214,580
Entergy Corp.	12,627	893,360
Exelon Corp.	6,250	355,187
FirstEnergy Corp.	20,029	1,085,772
FPL Group Inc.	24,548	1,015,796
Great Plains Energy Inc.	4,826	134,452
Hawaiian Electric Industries Inc.	4,927	137,513
IDACORP Inc.	2,599	89,120
ITC Holdings Corp.	126	3,349
MDU Resources Group Inc.	7,285	266,704
MGE Energy Inc.	1,242	38,688
Mirant Corp.(1)	18,218	488,242
Northeast Utilities	9,325	192,748
NorthWestern Corp.	2,156	74,059
NRG Energy Inc.(1)	5,830	280,889
NSTAR	6,486	185,500
OGE Energy Corp.	5,512	193,085
Ormat Technologies Inc.	57	2,175
Otter Tail Corp.	1,789	48,893
Pepco Holdings Inc.	11,560	272,585
PG&E Corp.	21,081	828,062
Pinnacle West Capital Corp.	6,023	240,378
PNM Resources Inc.	4,179	104,308
Portland General Electric Co.	1,633	40,776
PPL Corp.	23,104	746,259
Progress Energy Inc.	15,361	658,526
Public Service Enterprise Group Inc.	15,269	1,009,586

Puget Energy Inc.	7,046	151,348
Reliant Energy Inc.(1)	18,621	223,080
SCANA Corp.	7,012	270,523
Sierra Pacific Resources Corp.(1)	12,198	170,772
Southern Co. (The)	45,061	1,444,205
TECO Energy Inc.	12,678	189,409
UIL Holdings Corp.	894	50,323
UniSource Energy Corp.	2,129	66,318
Westar Energy Inc.	5,292	111,397
Wisconsin Energy Corp.	7,103	286,251
WPS Resources Corp.	2,613	129,605
Xcel Energy Inc.	24,622	472,250

		22,204,322
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Advanced Energy Industries Inc.(1)	370	4,899
American Power Conversion Corp.	6,355	123,859
Belden CDT Inc.	2,583	85,368
Emerson Electric Co.	1,546	129,570
Energizer Holdings Inc.(1)	744	43,576
EnerSys(1)	2,826	59,063
General Cable Corp.(1)	242	8,470
GrafTech International Ltd.(1)	3,229	18,728
Greatbatch Inc.(1)	1,006	23,742
Hubbell Inc. Class B	2,650	126,272
Littelfuse Inc.(1)	682	23,447
Powell Industries Inc.(1)	468	11,199
Power-One Inc.(1)	3,229	21,311
Superior Essex Inc.(1)	1,135	33,971
Universal Display Corp.(1)	500	6,655

		720,130
ELECTRONICS—0.49%
Analogic Corp.	361	16,826
Applera Corp. - Applied Biosystems Group	2,190	70,846
Arrow Electronics Inc.(1)	6,369	205,082
Avnet Inc.(1)	4,187	83,824
AVX Corp.	1,689	26,669
Badger Meter Inc.	248	6,696
Bel Fuse Inc. Class B	611	20,047
Benchmark Electronics Inc.(1)	3,079	74,265
Brady Corp. Class A	995	36,656
Checkpoint Systems Inc.(1)	2,378	52,815
Coherent Inc.(1)	798	26,917
CTS Corp.	978	14,562
Cubic Corp.	944	18,512
Cymer Inc.(1)	126	5,854
Eagle Test Systems Inc.(1)	173	2,425
Electro Scientific Industries Inc.(1)	1,760	31,662
Excel Technology Inc.(1)	252	7,540
Fisher Scientific International Inc.(1)	3,075	224,629
Gentex Corp.	887	12,418
KEMET Corp.(1)	5,269	48,580
Methode Electronics Inc.	2,265	23,805
Metrologic Instruments Inc.(1)	208	3,122
Molecular Devices Corp.(1)	128	3,912
OSI Systems Inc.(1)	551	9,791
Park Electrochemical Corp.	1,111	28,608
Paxar Corp.(1)	2,493	51,281
PerkinElmer Inc.	3,705	77,434
Photon Dynamics Inc.(1)	439	5,496
Rofin-Sinar Technologies Inc.(1)	55	3,161
Sanmina-SCI Corp.(1)	19,414	89,304

Solectron Corp.(1)	29,530	100,993
Symbol Technologies Inc.	3,052	32,931
Technitrol Inc.	2,462	56,995
Tektronix Inc.	1,453	42,747
Thermo Electron Corp.(1)	6,958	252,158
TTM Technologies Inc.(1)	329	4,761
Varian Inc.(1)	1,244	51,638
Viisage Technology Inc.(1)(2)	1,188	18,010
Vishay Intertechnology Inc.(1)	8,077	127,051
Watts Water Technologies Inc. Class A	1,173	39,354
Woodward Governor Co.	1,824	55,650
X-Rite Inc.	784	8,616
Zygo Corp.(1)	1,097	17,980

		2,091,623
ENERGY - ALTERNATE SOURCES—0.02%
FuelCell Energy Inc.(1)	2,899	27,772
Headwaters Inc.(1)	1,121	28,653
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	2,632	8,949

		65,374
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc.(1)	2,447	52,097
EMCOR Group Inc.(1)	1,911	93,008
Granite Construction Inc.	1,515	68,584
Infrasource Services Inc.(1)	1,621	29,518
Insituform Technologies Inc. Class A(1)	1,649	37,746
Layne Christensen Co.(1)	462	13,098
Perini Corp.(1)	135	3,037
Shaw Group Inc. (The)(1)	4,874	135,497
Sterling Construction Co. Inc.(1)	64	1,766
URS Corp.(1)	2,932	123,144
Washington Group International Inc.	1,757	93,718

		651,213
ENTERTAINMENT—0.10%
Bally Technologies Inc.(1)	417	6,868
Bluegreen Corp.(1)	1,270	14,554
Carmike Cinemas Inc.	748	15,768
Churchill Downs Inc.	530	19,848
Dover Motorsports Inc.	997	5,852
DreamWorks Animation SKG Inc. Class A(1)	912	20,885
Great Wolf Resorts Inc.(1)	1,628	19,552
International Speedway Corp. Class A	2,140	99,232
Macrovision Corp.(1)	459	9,878
Magna Entertainment Corp. Class A(1)(2)	2,428	12,771
Pinnacle Entertainment Inc.(1)	1,107	33,930
Six Flags Inc.(1)	4,317	24,262
Speedway Motorsports Inc.	930	35,098
Steinway Musical Instruments Inc.(1)	445	10,911
Vail Resorts Inc.(1)	223	8,273
Warner Music Group Corp.	2,588	76,294

		413,976
ENVIRONMENTAL CONTROL—0.13%
Allied Waste Industries Inc.(1)	14,306	162,516
Calgon Carbon Corp.	2,412	14,689
Casella Waste Systems Inc. Class A(1)	72	942
Metal Management Inc.	1,582	48,441
Mine Safety Appliances Co.	720	28,944
Republic Services Inc.	403	16,257
Synagro Technologies Inc.	3,729	14,655

Tetra Tech Inc.(1)	1,367	24,251
Waste Connections Inc.(1)	2,002	72,873
Waste Holdings Inc.	429	9,730
Waste Management Inc.	3,641	130,639
Waste Services Inc.(1)	2,598	23,359

		547,296
FOOD—1.72%
Campbell Soup Co.	6,140	227,855
Chiquita Brands International Inc.	2,556	35,222
ConAgra Foods Inc.	31,538	697,305
Corn Products International Inc.	4,502	137,761
Dean Foods Co.(1)	8,259	307,152
Del Monte Foods Co.	12,127	136,186
Diamond Foods Inc.	233	3,744
Flowers Foods Inc.	1,409	40,354
General Mills Inc.	19,172	990,426
Gold Kist Inc.(1)	3,099	41,434
Great Atlantic & Pacific Tea Co.	1,170	26,582
Hain Celestial Group Inc.(1)	1,886	48,583
Heinz (H.J.) Co.	8,788	362,241
Hershey Co. (The)	1,295	71,316
Hormel Foods Corp.	4,480	166,387
Imperial Sugar Co.	686	16,272
Ingles Markets Inc. Class A	714	12,138
J&J Snack Foods Corp.	419	13,856
Kellogg Co.	3,915	189,603
Kraft Foods Inc.	12,809	395,798
Kroger Co.	38,404	839,511
Lance Inc.	1,113	25,621
M&F Worldwide Corp.(1)	641	10,320
McCormick & Co. Inc. NVS	1,698	56,968
Nash Finch Co.	810	17,245
Pathmark Stores Inc.(1)	2,919	27,468
Performance Food Group Co.(1)	2,098	63,737
Pilgrim’s Pride Corp.	2,456	63,365
Premium Standard Farms Inc.	840	13,633
Ralcorp Holdings Inc.(1)	1,469	62,477
Ruddick Corp.	2,417	59,241
Safeway Inc.	27,332	710,632
Sanderson Farms Inc.	1,030	28,830
Sara Lee Corp.	21,879	350,502
Seaboard Corp.	22	28,160
Smithfield Foods Inc.(1)	6,001	173,009
Smucker (J.M.) Co. (The)	3,534	157,970
Spartan Stores Inc.	1,277	18,683
SUPERVALU Inc.	12,426	381,478
Tootsie Roll Industries Inc.	230	6,700
TreeHouse Foods Inc.(1)	1,888	45,104
Tyson Foods Inc. Class A	13,487	200,417
Village Super Market Inc. Class A	100	6,537
Weis Markets Inc.	578	23,814

		7,291,637
FOREST PRODUCTS & PAPER—0.88%
Bowater Inc.	3,396	77,259
Buckeye Technologies Inc.(1)	2,286	17,465
Caraustar Industries Inc.(1)	1,765	15,885
Glatfelter Co.	2,700	42,849
International Paper Co.	29,934	966,868
Longview Fibre Co.	2,295	43,812
Louisiana-Pacific Corp.	6,449	141,233
MeadWestvaco Corp.	10,999	307,202

Mercer International Inc.(1)(2)	1,647	14,296
Plum Creek Timber Co. Inc.	11,193	397,351
Potlatch Corp.	2,347	88,599
Rayonier Inc.	4,225	160,170
Rock-Tenn Co. Class A	1,937	30,895
Schweitzer-Mauduit International Inc.	936	20,264
Smurfit-Stone Container Corp.(1)	15,452	169,045
Temple-Inland Inc.	6,710	287,658
Wausau Paper Corp.	2,564	31,922
Weyerhaeuser Co.	14,952	930,762
Xerium Technologies Inc.	579	5,454

		3,748,989
GAS—0.81%
AGL Resources Inc.	4,733	180,422
Atmos Energy Corp.	4,929	137,568
Cascade Natural Gas Corp.	697	14,700
Energen Corp.	4,462	171,385
EnergySouth Inc.	418	13,054
KeySpan Corp.	10,625	429,250
Laclede Group Inc. (The)	1,294	44,462
New Jersey Resources Corp.	1,702	79,620
Nicor Inc.	2,695	111,842
NiSource Inc.	16,557	361,605
Northwest Natural Gas Co.	1,674	61,988
ONEOK Inc.	7,129	242,671
Peoples Energy Corp.(2)	2,333	83,778
Piedmont Natural Gas Co.	4,636	112,655
Sempra Energy	15,732	715,491
South Jersey Industries Inc.	1,771	48,508
Southern Union Co.	6,052	163,767
Southwest Gas Corp.	2,433	76,250
UGI Corp.	6,395	157,445
Vectren Corp.	4,626	126,058
WGL Holdings Inc.	2,962	85,750

		3,418,269
HAND & MACHINE TOOLS—0.10%
Baldor Electric Co.	977	30,570
Black & Decker Corp.	374	31,588
Kennametal Inc.	2,404	149,649
Regal-Beloit Corp.	864	38,146
Snap-On Inc.	3,083	124,615
Stanley Works (The)	1,480	69,886

		444,454
HEALTH CARE - PRODUCTS—0.46%
Bausch & Lomb Inc.	2,725	133,634
Beckman Coulter Inc.	311	17,276
Biosite Inc.(1)	134	6,118
CONMED Corp.(1)	1,706	35,314
Cooper Companies Inc.	1,346	59,614
Datascope Corp.	730	22,513
Encore Medical Corp.(1)	1,624	7,811
HealthTronics Inc.(1)	2,129	16,287
Hillenbrand Industries Inc.	2,154	104,469
ICU Medical Inc.(1)	541	22,852
Invacare Corp.	1,885	46,899
Inverness Medical Innovations Inc.(1)	1,575	44,462
Johnson & Johnson	20,498	1,228,240
Kensey Nash Corp.(1)	471	13,894
Medical Action Industries Inc.(1)	384	8,483
Merge Technologies Inc.(1)	680	8,371

Merit Medical Systems Inc.(1)	1,652	22,732
Northstar Neuroscience Inc.(1)	123	1,277
Oakley Inc.	1,001	16,867
Steris Corp.	4,109	93,932
Symmetry Medical Inc.(1)	306	4,712
Thoratec Corp.(1)	385	5,340
Viasys Healthcare Inc.(1)	701	17,946
Visicu Inc.(1)	70	1,235
Vital Sign Inc.	45	2,229
Wright Medical Group Inc.(1)	215	4,500
Young Innovations Inc.	23	810
Zoll Medical Corp.(1)	236	7,731

		1,955,548
HEALTH CARE - SERVICES—0.82%
Aetna Inc.	17,284	690,150
Air Methods Corp.(1)	73	1,911
Alliance Imaging Inc.(1)	422	2,701
AMERIGROUP Corp.(1)	2,560	79,462
AmSurg Corp.(1)	689	15,675
Apria Healthcare Group Inc.(1)	2,312	43,697
Capital Senior Living Corp.(1)	1,320	13,570
Community Health Systems Inc.(1)	2,328	85,554
Emeritus Corp.(1)	117	2,194
Genesis HealthCare Corp.(1)	1,189	56,323
Gentiva Health Services Inc.(1)	764	12,247
Health Management Associates Inc. Class A	10,863	214,110
Health Net Inc.(1)	554	25,024
Horizon Health Corp.(1)	912	19,043
Kindred Healthcare Inc.(1)	2,036	52,936
LifePoint Hospitals Inc.(1)	2,263	72,710
Magellan Health Services Inc.(1)	1,938	87,811
Matria Healthcare Inc.(1)	67	1,435
MedCath Corp.(1)	304	5,727
Molina Healthcare Inc.(1)	390	14,839
National Healthcare Corp.	63	2,807
Odyssey Healthcare Inc.(1)	477	8,381
Option Care Inc.	1,462	17,515
RehabCare Group Inc.(1)	1,030	17,901
Res-Care Inc.(1)	1,341	26,820
Sunrise Senior Living Inc.(1)	653	18,055
Symbion Inc.(1)	532	11,044
Tenet Healthcare Corp.(1)	9,118	63,644
Triad Hospitals Inc.(1)	4,439	175,696
Universal Health Services Inc. Class B	2,138	107,456
VistaCare Inc. Class A(1)	328	3,969
WellPoint Inc.(1)	20,902	1,521,039

		3,471,446
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.	9,912	289,331
Resource America Inc. Class A	954	18,174
Star Maritime Acquisition Corp.(1)	1,145	11,633

		319,138
HOME BUILDERS—0.39%
AMREP Corporation	20	1,086
Beazer Homes USA Inc.	1,216	55,778
Brookfield Homes Corp.	464	15,289
Cavco Industries Inc.(1)	241	10,710
Centex Corp.	4,017	202,055
Horton (D.R.) Inc.	8,771	208,925
Hovnanian Enterprises Inc. Class A(1)	2,192	65,935

KB Home	2,365	108,435
Lennar Corp. Class A	4,943	219,321
Levitt Corp. Class A	993	15,888
M.D.C. Holdings Inc.	1,170	60,758
M/I Homes Inc.	642	22,521
Meritage Homes Corp.(1)	1,374	64,921
Monaco Coach Corp.(2)	1,624	20,625
Orleans Homebuilders Inc.	286	4,647
Palm Harbor Homes Inc.(1)(2)	414	7,282
Pulte Homes Inc.	6,511	187,452
Ryland Group Inc.	1,766	76,945
Skyline Corp.	414	17,711
Standard-Pacific Corp.	2,496	64,147
Technical Olympic USA Inc.	1,195	17,160
Toll Brothers Inc.(1)	6,334	161,960
WCI Communities Inc.(1)	2,029	40,864
Williams Scotsman International Inc.(1)	116	2,533
Winnebago Industries Inc.	176	5,463

		1,658,411
HOME FURNISHINGS—0.14%
Audiovox Corp. Class A(1)	1,005	13,728
DTS Inc.(1)	249	4,851
Ethan Allen Interiors Inc.(2)	1,599	58,443
Furniture Brands International Inc.(2)	2,739	57,081
Hooker Furniture Corp.	650	10,900
Kimball International Inc. Class B	924	18,212
La-Z-Boy Inc.(2)	3,141	43,974
Sealy Corp.(1)	732	9,714
Stanley Furniture Co. Inc.	744	17,834
Universal Electronics Inc.(1)	119	2,107
Whirlpool Corp.	4,427	365,892

		602,736
HOUSEHOLD PRODUCTS & WARES—0.52%
ACCO Brands Corp.(1)	1,659	36,332
American Greetings Corp. Class A(2)	3,241	68,093
Blyth Inc.	1,567	28,927
Central Garden & Pet Co.(1)	1,199	51,617
Clorox Co. (The)	9,161	558,546
CSS Industries Inc.	409	11,759
Ennis Inc.	1,548	30,465
Fortune Brands Inc.	5,850	415,408
Fossil Inc.(1)	1,516	27,303
Harland (John H.) Co.	986	42,891
Jarden Corp.(1)	1,483	45,157
Kimberly-Clark Corp.	11,725	723,432
Playtex Products Inc.(1)	935	9,752
Prestige Brands Holdings Inc.(1)	2,020	20,139
Russ Berrie & Co. Inc.(1)	715	8,766
Scotts Miracle-Gro Co. (The) Class A	708	29,963
Spectrum Brands Inc.(1)	2,243	28,980
Standard Register Co. (The)	1,084	12,845
Tupperware Brands Corp.	2,001	39,400
WD-40 Co.	526	17,658
Yankee Candle Co. Inc. (The)	744	18,607

		2,226,040
HOUSEWARES—0.04%
Lifetime Brands Inc.	121	2,622
National Presto Industries Inc.	289	15,109
Newell Rubbermaid Inc.	6,471	167,146

		184,877

INSURANCE—7.80%
Affirmative Insurance Holdings Inc.	457	7,152
Alfa Corp.	1,976	32,723
Alleghany Corp.(1)	295	81,526
Allstate Corp. (The)	38,581	2,111,538
Ambac Financial Group Inc.	5,874	476,381
American Equity Investment Life Holding Co.	3,378	36,009
American Financial Group Inc.	3,453	148,134
American International Group Inc.	116,232	6,863,500
American National Insurance Co.	861	111,689
American Physicians Capital Inc.(1)	416	21,877
AmerUs Group Co.	2,357	138,002
AON Corp.	19,351	673,802
Argonaut Group Inc.(1)	1,900	57,076
Assurant Inc.	7,833	379,117
Baldwin & Lyons Inc. Class B	490	12,495
Berkley (W.R.) Corp.	4,507	153,824
Bristol West Holdings Inc.	929	14,864
Capital Title Group Inc.	1,562	11,512
Chubb Corp.	25,195	1,257,230
CIGNA Corp.	7,272	716,365
Cincinnati Financial Corp.	9,460	444,715
CNA Financial Corp.(1)	1,237	40,772
CNA Surety Corp.(1)	971	16,779
Commerce Group Inc.	3,301	97,512
Conseco Inc.(1)	9,201	212,543
Crawford & Co. Class B	1,417	10,174
Delphi Financial Group Inc. Class A	2,515	91,445
Direct General Corp.	897	15,177
Donegal Group Inc. Class A	788	15,295
EMC Insurance Group Inc.	360	10,354
Enstar Group Inc.(1)	12	1,106
Erie Indemnity Co. Class A	3,261	169,572
FBL Financial Group Inc. Class A	826	26,762
Fidelity National Financial Inc.	10,613	413,376
Fidelity National Title Group Inc. Class A(2)	1,895	37,275
First Acceptance Corp.(1)	428	5,042
First American Corp.	5,206	220,058
FPIC Insurance Group Inc.(1)	635	24,606
Gallagher (Arthur J.) & Co.	4,093	103,717
Genworth Financial Inc. Class A	27,691	964,754
Great American Financial Resources Inc.	535	11,198
Hanover Insurance Group Inc. (The)	1,968	93,401
Harleysville Group Inc.	836	26,518
Hartford Financial Services Group Inc. (The)	18,405	1,557,063
HCC Insurance Holdings Inc.	3,092	91,028
Hilb, Rogal & Hobbs Co.	2,037	75,919
Horace Mann Educators Corp.	2,612	44,273
Independence Holding Co.	306	6,857
Infinity Property & Casualty Corp.	1,256	51,496
James River Group Inc.(1)	555	13,819
Kansas City Life Insurance Co.	242	10,205
LandAmerica Financial Group Inc.	1,043	67,378
Lincoln National Corp.	17,074	963,657
Loews Corp.	26,919	954,279
Markel Corp.(1)	481	166,907
Marsh & McLennan Companies Inc.	33,363	897,131
MBIA Inc.	8,181	478,998
Meadowbrook Insurance Group(1)	1,528	12,713
Mercury General Corp.	1,609	90,699
MetLife Inc.	28,101	1,439,052
MGIC Investment Corp.	5,309	345,085

Midland Co. (The)	706	26,814
National Interstate Corp.	361	9,790
National Western Life Insurance Co. Class A	136	32,592
Nationwide Financial Services Inc.	2,971	130,962
Navigators Group Inc. (The)(1)	792	34,705
NYMAGIC Inc.	351	10,197
Odyssey Re Holdings Corp.(2)	780	20,553
Ohio Casualty Corp.	3,862	114,817
Old Republic International Corp.	13,957	298,261
Philadelphia Consolidated Holding Corp.(1)	584	17,730
Phoenix Companies Inc.	6,837	96,265
PMA Capital Corp. Class A(1)	1,958	20,167
PMI Group Inc. (The)	5,428	241,980
Presidential Life Corp.	1,302	32,003
Principal Financial Group Inc.	15,693	873,315
ProAssurance Corp.(1)	1,895	91,301
Progressive Corp. (The)	34,686	891,777
Protective Life Corp.	4,243	197,809
Prudential Financial Inc.	25,605	1,989,508
Radian Group Inc.	5,005	309,209
Reinsurance Group of America Inc.	1,764	86,701
RLI Corp.	1,356	65,332
SAFECO Corp.	7,239	407,918
Safety Insurance Group Inc.	791	37,612
SCPIE Holdings Inc.(1)	610	14,182
SeaBright Insurance Holdings Inc.(1)	965	15,546
Selective Insurance Group Inc.	1,670	93,303
St. Paul Travelers Companies Inc.	42,279	1,884,798
StanCorp Financial Group Inc.	3,322	169,123
State Auto Financial Corp.	873	28,407
Stewart Information Services Corp.	1,044	37,908
Torchmark Corp.	6,095	370,088
Transatlantic Holdings Inc.	1,039	58,080
Triad Guaranty Inc.(1)	699	34,167
21st Century Insurance Group	1,686	24,278
United Fire & Casualty Co.	1,253	37,753
Unitrin Inc.	2,883	125,670
Universal American Financial Corp.(1)	2,312	30,403
UNUMProvident Corp.	18,182	329,640
USI Holdings Corp.(1)	2,804	37,602
Wesco Financial Corp.	86	32,766
Zenith National Insurance Corp.	2,243	88,980

		33,073,538
INTERNET—0.46%
Agile Software Corp.(1)	2,975	18,861
Ariba Inc.(1)	4,529	37,274
@Road Inc.(1)	1,382	7,629
Avocent Corp.(1)	2,656	69,720
CMGI Inc.(1)	28,059	33,951
Cogent Communications Group Inc.(1)	1,275	11,947
EarthLink Inc.(1)	8,099	70,137
Expedia Inc.(1)	12,722	190,448
FTD Group Inc.(1)	779	10,516
Harris Interactive Inc.(1)	2,329	13,275
i2 Technologies Inc.(1)	289	3,662
IAC/InterActiveCorp(1)	6,915	183,178
InfoSpace Inc.(1)	894	20,267
Internet Capital Group Inc.(1)	2,378	21,402
Internet Security Systems Inc.(1)	2,181	41,112
Interwoven Inc.(1)	1,341	11,506
iPass Inc.(1)	1,226	6,866

Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	9,979	172,238
McAfee Inc.(1)	727	17,644
NetBank Inc.	2,813	18,650
NetRatings Inc.(1)	808	11,223
1-800-FLOWERS.COM Inc.(1)	208	1,200
ProQuest Co.(1)	1,542	18,951
RealNetworks Inc.(1)	1,604	17,163
RSA Security Inc.(1)	3,877	105,416
S1 Corp.(1)	4,309	20,683
Secure Computing Corp.(1)	2,567	22,076
SonicWALL Inc.(1)	3,911	35,160
Stellent Inc.	813	7,764
Symantec Corp.(1)	35,921	558,212
TIBCO Software Inc.(1)	11,147	78,586
United Online Inc.	3,897	46,764
VeriSign Inc.(1)	924	21,409
Vignette Corp.(1)	1,228	17,904
webMethods Inc.(1)	2,382	23,510

		1,946,304
INVESTMENT COMPANIES—0.19%
Allied Capital Corp.(2)	8,499	244,516
American Capital Strategies Ltd.	8,105	271,355
Apollo Investment Corp.	4,931	91,125
Ares Capital Corp.	2,314	39,176
Capital Southwest Corp.	166	17,339
Gladstone Capital Corp.(2)	686	14,674
Gladstone Investment Corp.	365	5,475
Harris & Harris Group Inc.(1)	252	2,782
MCG Capital Corp.	3,242	51,548
Medallion Financial Corp.	891	11,547
MVC Capital Inc.	1,038	13,951
NGP Capital Resources Co.	1,056	15,449
Technology Investment Capital Corp.	541	7,926

		786,863
IRON & STEEL—0.52%
Carpenter Technology Corp.	101	11,665
Chaparral Steel Co.(1)	1,133	81,599
Cleveland-Cliffs Inc.	866	68,665
Gibraltar Industries Inc.	1,469	42,601
Nucor Corp.	18,921	1,026,464
Olympic Steel Inc.	508	17,978
Oregon Steel Mills Inc.(1)	287	14,539
Reliance Steel & Aluminum Co.	1,996	165,568
Ryerson Inc.(2)	1,581	42,687
Schnitzer Steel Industries Inc. Class A	1,373	48,714
Shiloh Industries Inc.(1)	294	4,422
Steel Dynamics Inc.	2,956	194,327
Steel Technologies Inc.	693	13,472
United States Steel Corp.	6,615	463,844
Wheeling-Pittsburgh Corp.(1)	655	13,028

		2,209,573
LEISURE TIME—0.12%
Ambassadors International Inc.	434	10,090
Arctic Cat Inc.	779	15,198
Bally Total Fitness Holding Corp.(1)	1,711	11,601
Brunswick Corp.	4,665	155,111
Callaway Golf Co.	4,595	59,689
K2 Inc.(1)	2,857	31,256
Marine Products Corp.	325	3,162

Multimedia Games Inc.(1)(2)	1,647	16,684
Nautilus Inc.	485	7,619
Navigant International Inc.(1)	941	15,084
Polaris Industries Inc.	489	21,174
Sabre Holdings Corp.	8,060	177,320

		523,988
LODGING—0.16%
Ameristar Casinos Inc.	1,162	22,601
Aztar Corp.(1)	1,628	84,591
Gaylord Entertainment Co.(1)	2,466	107,616
Harrah’s Entertainment Inc.	2,939	209,198
Lakes Gaming Inc.(1)	1,388	16,781
Lodgian Inc.(1)	1,148	16,359
Marcus Corp.	1,304	27,228
MTR Gaming Group Inc.(1)	1,035	9,708
Riviera Holdings Corp.(1)	304	6,141
Starwood Hotels & Resorts Worldwide Inc.	2,202	132,869
Trump Entertainment Resorts Inc.(1)	1,700	34,255

		667,347
MACHINERY—0.49%
AGCO Corp.(1)	5,123	134,837
Albany International Corp. Class A	532	22,551
Briggs & Stratton Corp.	3,105	96,597
Cascade Corp.	761	30,098
Cognex Corp.	219	5,701
Cummins Inc.	518	63,325
Deere & Co.	14,244	1,189,232
Flowserve Corp.(1)	2,913	165,750
Gehl Corp.(1)	424	10,825
Gerber Scientific Inc.(1)	1,132	14,727
Gorman-Rupp Co. (The)	555	14,763
Kadant Inc.(1)	826	18,998
Lindsay Manufacturing Co.	601	16,299
NACCO Industries Inc.	335	46,032
Nordson Corp.	242	11,902
Robbins & Myers Inc.	714	18,664
Sauer-Danfoss Inc.	143	3,635
Tecumseh Products Co. Class A(1)	1,009	19,373
Tennant Co.	417	20,967
Terex Corp.(1)	1,604	158,315

		2,062,591
MANUFACTURING—3.55%
Ameron International Corp.	531	35,588
Applied Films Corp.(1)	975	27,778
AptarGroup Inc.	2,134	105,868
Barnes Group Inc.	403	8,040
Blount International Inc.(1)	1,055	12,681
Brink’s Co. (The)	658	37,118
Carlisle Companies Inc.	271	21,490
CLARCOR Inc.	2,008	59,818
Crane Co.	3,218	133,869
Dover Corp.	1,299	64,210
Eastman Kodak Co.(2)	17,442	414,771
Eaton Corp.	9,122	687,799
EnPro Industries Inc.(1)	1,281	43,042
Federal Signal Corp.	2,930	44,360
FreightCar America Inc.	349	19,373
General Electric Co.	324,555	10,697,333
Griffon Corp.(1)(2)	1,808	47,189
Honeywell International Inc.	27,501	1,108,290

ITT Industries Inc.	3,729	184,585
Jacuzzi Brands Inc.(1)	2,315	20,372
Koppers Holdings Inc.	605	12,094
Lancaster Colony Corp.	383	15,117
Leggett & Platt Inc.	4,970	124,151
Matthews International Corp. Class A	664	22,888
Myers Industries Inc.	650	11,173
Pall Corp.	6,228	174,384
Parker Hannifin Corp.	4,186	324,834
Pentair Inc.	3,840	131,290
Reddy Ice Holdings Inc.	131	2,666
Smith (A.O.) Corp.	320	14,835
SPX Corp.	3,629	203,043
Standex International Corp.	752	22,823
Teleflex Inc.	2,445	132,079
Textron Inc.	521	48,026
Tredegar Corp.	2,071	32,763
Trinity Industries Inc.	278	11,231

		15,056,971
MEDIA—3.69%
Belo (A.H.) Corp.	5,515	86,034
Cablevision Systems Corp.	6,537	140,219
CBS Corp. Class B	40,857	1,105,182
Charter Communications Inc. Class A(1)	23,937	27,049
Citadel Broadcasting Corp.	2,241	19,945
Clear Channel Communications Inc.	30,561	945,863
Comcast Corp. Class A(1)	58,555	1,917,091
Courier Corp.	508	20,330
Cox Radio Inc. Class A(1)	2,742	39,540
Crown Media Holdings Inc.(1)	447	1,842
Cumulus Media Inc. Class A(1)	1,803	19,238
Discovery Holding Co. Class A(1)	12,217	178,735
Emmis Communications Corp.(1)	1,355	21,192
Entercom Communications Corp.	1,936	50,646
Entravision Communications Corp.(1)	1,862	15,957
Fisher Communications Inc.(1)	463	19,506
Gannett Co. Inc.	14,442	807,741
Gray Television Inc.	2,604	15,077
Hearst-Argyle Television Inc.	1,616	35,649
Hollinger International Inc.	2,161	17,353
Journal Communications Inc. Class A	2,657	29,865
Journal Register Co.	2,403	21,531
Lee Enterprises Inc.	2,778	74,867
Liberty Global Inc. Class A(1)	17,807	382,851
Liberty Media Holding Corp. - Liberty Capital Group Series A(1)	8,529	714,474
Lin TV Corp. Class A(1)	1,676	12,654
McClatchy Co. (The) Class A(2)	3,070	123,172
Media General Inc. Class A	1,341	56,174
Mediacom Communications Corp.(1)	1,541	9,600
New York Times Co. Class A(2)	8,031	197,081
News Corp. Class A	45,020	863,484
Outdoor Channel Holdings Inc.(1)	798	8,235
Playboy Enterprises Inc. Class B(1)	1,144	11,417
Primedia Inc.(1)	12,057	22,064
Radio One Inc. Class D(1)	4,646	34,380
Readers Digest Association Inc. (The)	2,868	40,037
Salem Communications Corp. Class A(1)	561	7,299
Scholastic Corp.(1)	2,130	55,316
Spanish Broadcasting System Inc. Class A(1)	1,554	7,941
Time Warner Inc.	237,242	4,104,287
Tribune Co.	13,619	441,664

Univision Communications Inc. Class A(1)	4,133	138,455
Walt Disney Co. (The)	85,431	2,562,930
Washington Post Co. (The) Class B	271	211,383
Westwood One Inc.	4,261	31,957

		15,647,307
METAL FABRICATE & HARDWARE—0.17%
Ampco-Pittsburgh Corp.	401	11,489
Castle (A.M.) & Co.	295	9,514
CIRCOR International Inc.	970	29,575
Commercial Metals Co.	7,307	187,790
Ladish Co. Inc.(1)	44	1,649
Lawson Products Inc.	271	10,683
Mueller Industries Inc.	1,929	63,715
Mueller Water Porducts Inc. Class A(1)	166	2,890
NN Inc.	948	11,708
NS Group Inc.(1)	846	46,598
Quanex Corp.	1,807	77,827
Timken Co. (The)	4,719	158,134
Valmont Industries Inc.	81	3,766
Worthington Industries Inc.	4,396	92,096

		707,434
MINING—0.61%
Alcoa Inc.	31,860	1,030,990
Brush Engineered Materials Inc.(1)	1,179	24,582
Century Aluminum Co.(1)	643	22,949
Compass Minerals International Inc.	1,941	48,428
Freeport-McMoRan Copper & Gold Inc.	5,288	293,008
Newmont Mining Corp.	1,374	72,726
Phelps Dodge Corp.	12,376	1,016,812
Royal Gold Inc.	614	17,081
Stillwater Mining Co.(1)	467	5,922
USEC Inc.	5,280	62,568

		2,595,066
OFFICE & BUSINESS EQUIPMENT—0.27%
Global Imaging Systems Inc.(1)	996	41,115
IKON Office Solutions Inc.	6,672	84,067
Pitney Bowes Inc.	5,566	229,876
Xerox Corp.(1)	55,761	775,636

		1,130,694
OFFICE FURNISHINGS—0.00%
CompX International Inc.	97	1,736
Steelcase Inc. Class A	1,045	17,190

		18,926
OIL & GAS—12.89%
Alon USA Energy Inc.	278	8,749
Anadarko Petroleum Corp.	27,843	1,327,833
Apache Corp.	20,060	1,369,095
Bill Barrett Corp.(1)	964	28,544
Bois d’Arc Energy LLC(1)	57	939
Brigham Exploration Co.(1)	2,762	21,847
Bronco Drilling Co. Inc.(1)	133	2,778
Cabot Oil & Gas Corp.	2,967	145,383
Callon Petroleum Co.(1)	594	11,488
Chesapeake Energy Corp.	20,610	623,452
Chevron Corp.	134,597	8,353,090
Cimarex Energy Co.	5,016	215,688
Comstock Resources Inc.(1)	812	24,246
ConocoPhillips	100,234	6,568,334

Delta Petroleum Corp.(1)	267	4,574
Devon Energy Corp.	26,718	1,614,034
Edge Petroleum Corp.(1)	1,054	21,059
Encore Acquisition Co.(1)	3,206	86,017
Energy Partners Ltd.(1)	621	11,768
EOG Resources Inc.	8,087	560,753
EXCO Resources Inc.(1)	3,159	36,013
Exxon Mobil Corp.	346,457	21,255,137
Forest Oil Corp.(1)	3,334	110,555
Frontier Oil Corp.	3,176	102,902
Giant Industries Inc.(1)	614	40,862
Harvest Natural Resources Inc.(1)	2,256	30,546
Hess Corp.	14,694	776,578
Houston Exploration Co.(1)	1,766	108,062
Kerr-McGee Corp.	13,785	955,990
Marathon Oil Corp.	22,009	1,833,350
McMoRan Exploration Co.(1)(2)	1,481	26,066
Meridian Resource Corp. (The)(1)	5,279	18,476
Murphy Oil Corp.	11,334	633,117
Newfield Exploration Co.(1)	7,809	382,172
Noble Energy Inc.	10,757	504,073
Occidental Petroleum Corp.	26,007	2,667,018
Parker Drilling Co.(1)	6,566	47,144
Penn Virginia Corp.	646	45,142
PetroCorp Inc. Escrow(3)	190	0
Petrohawk Energy Corp.(1)	3,574	45,032
PetroQuest Energy Inc.(1)	1,842	22,620
Pioneer Natural Resources Co.	7,852	364,411
Pogo Producing Co.	3,519	162,226
Pride International Inc.(1)	1,838	57,401
RAM Energy Resources Inc.(1)	633	3,621
Remington Oil & Gas Corp.(1)	214	9,410
Rosetta Resources Inc.(1)(2)	3,071	51,040
Rowan Companies Inc.	462	16,443
Stone Energy Corp.(1)	1,655	77,040
Sulphco Inc.(1)	835	5,979
Sunoco Inc.	4,011	277,922
Swift Energy Co.(1)	1,769	75,943
Tesoro Corp.	4,163	309,561
Valero Energy Corp.	37,372	2,485,985
Warren Resources Inc.(1)	2,336	33,545
Western Refining Inc.	1,408	30,385
Whiting Petroleum Corp.(1)	2,245	93,998

		54,695,436
OIL & GAS SERVICES—0.19%
Dawson Geophysical Co.(1)	214	6,585
Gulf Island Fabrication Inc.	250	5,010
Hanover Compressor Co.(1)	6,208	116,586
Hornbeck Offshore Services Inc.(1)	1,413	50,190
Input/Output Inc.(1)(2)	3,094	29,238
Lone Star Technologies Inc.(1)	1,758	94,967
Maverick Tube Corp.(1)	366	23,128
National Oilwell Varco Inc.(1)	701	44,387
Newpark Resources Inc.(1)	2,301	14,151
Oil States International Inc.(1)	1,438	49,295
SEACOR Holdings Inc.(1)	1,374	112,805
T-3 Energy Services Inc.(1)	67	1,305
Tidewater Inc.	1,539	75,719
Trico Marine Services Inc.(1)	720	24,480
Union Drilling Inc.(1)	815	12,111
Universal Compression Holdings Inc.(1)	1,830	115,235
Veritas DGC Inc.(1)	657	33,888
Warrior Energy Service Corp.(1)	231	5,620

		814,700

PACKAGING & CONTAINERS—0.15%
Bemis Co. Inc.	6,365	194,896
Chesapeake Corp.	1,203	19,741
Greif Inc. Class A	1,001	75,035
Sealed Air Corp.	2,912	151,657
Silgan Holdings Inc.	569	21,059
Sonoco Products Co.	6,013	190,311

		652,699
PHARMACEUTICALS—4.81%
Abbott Laboratories	18,443	804,299
Alpharma Inc. Class A	2,073	49,835
Altus Pharmaceuticals Inc.(1)	76	1,402
AmerisourceBergen Corp.	10,274	430,686
Anadys Pharmaceuticals Inc.(1)	635	1,854
Andrx Corp.(1)	856	19,851
AtheroGenics Inc.(1)(2)	357	4,659
Bentley Pharmaceuticals Inc.(1)	978	10,719
Bradley Pharmaceuticals Inc.(1)	883	9,007
Bristol-Myers Squibb Co.	64,716	1,673,556
Caraco Pharmaceutical Laboratories Ltd.(1)	88	805
Caremark Rx Inc.	2,095	104,478
Cypress Bioscience Inc.(1)	758	4,654
Dendreon Corp.(1)	4,099	19,839
Emisphere Technologies Inc.(1)	216	1,842
Indevus Pharmaceuticals Inc.(1)	430	2,352
King Pharmaceuticals Inc.(1)	14,708	250,036
Kos Pharmaceuticals Inc.(1)	111	4,176
Lilly (Eli) & Co.	14,567	805,118
Medco Health Solutions Inc.(1)	7,053	403,996
Merck & Co. Inc.	92,108	3,355,494
Nabi Biopharmaceuticals(1)	3,643	20,911
NBTY Inc.(1)	2,984	71,347
Neurocrine Biosciences Inc.(1)	489	5,183
New River Pharmaceuticals Inc.(1)	143	4,076
NPS Pharmaceuticals Inc.(1)	476	2,323
Nuvelo Inc.(1)	890	14,819
Omnicare Inc.	3,795	179,959
Par Pharmaceutical Companies Inc.(1)	728	13,439
Perrigo Co.	4,363	70,244
Pfizer Inc.	444,948	10,442,930
Pharmion Corp.(1)	431	7,340
Renovis Inc.(1)	400	6,124
Rigel Pharmaceuticals Inc.(1)	1,117	10,868
Sciele Pharma Inc.(1)	218	5,055
ViroPharma Inc.(1)	2,429	20,938
Watson Pharmaceuticals Inc.(1)	6,194	144,196
Wyeth	31,794	1,411,972

		20,390,382
PIPELINES—0.15%
Dynegy Inc. Class A(1)	22,923	125,389
El Paso Corp.	2,606	39,090
Equitable Resources Inc.	966	32,361
National Fuel Gas Co.	5,100	179,214
Questar Corp.	591	47,570
TransMontaigne Inc.(1)	2,713	30,413
Williams Companies Inc.	8,675	202,648

		656,685
REAL ESTATE—0.02%
Avatar Holdings Inc.(1)	352	20,053
California Coastal Communities Inc.(1)	617	19,744
HouseValues Inc.(1)	45	312
Resource Capital Corp.	133	1,712
Tarragon Corp.	821	11,371
Trammell Crow Co.(1)	1,392	48,957

		102,149

REAL ESTATE INVESTMENT TRUSTS—3.90%
Aames Investment Corp.	2,868	14,311
Affordable Residential Communities Inc.(1)	2,075	22,306
Agree Realty Corp.	469	15,932
Alexandria Real Estate Equities Inc.	1,128	100,031
AMB Property Corp.	5,344	270,139
American Campus Communities Inc.	1,044	25,943
American Financial Realty Trust	7,866	76,143
American Home Mortgage Investment Corp.	2,677	98,674
Annaly Mortgage Management Inc.	9,893	126,729
Anthracite Capital Inc.	3,464	42,122
Anworth Mortgage Asset Corp.	2,755	22,867
Apartment Investment & Management Co. Class A	5,902	256,442
Arbor Realty Trust Inc.	722	18,086
Archstone-Smith Trust	12,979	660,242
Ashford Hospitality Trust Inc.	2,939	37,090
AvalonBay Communities Inc.	4,516	499,560
BioMed Realty Trust Inc.	3,392	101,556
Boston Properties Inc.	6,932	626,653
Brandywine Realty Trust	5,519	177,546
BRE Properties Inc. Class A	3,116	171,380
Camden Property Trust	3,423	251,762
Capital Lease Funding Inc.	2,014	22,980
Capital Trust Inc. Class A	596	21,230
CapitalSource Inc.	1,986	46,592
CarrAmerica Realty Corp.	3,586	159,756
CBL & Associates Properties Inc.	3,906	152,061
Cedar Shopping Centers Inc.	1,851	27,247
CentraCore Properties Trust	667	16,508
Colonial Properties Trust	2,778	137,233
Crescent Real Estate Equities Co.	4,787	88,847
Deerfield Triarc Capital Corp.	3,137	40,718
Developers Diversified Realty Corp.	3,844	200,580
DiamondRock Hospitality Co.	3,892	57,641
Duke Realty Corp.	8,190	287,879
EastGroup Properties Inc.	107	4,995
Education Realty Trust Inc.	1,604	26,707
Entertainment Properties Trust	1,606	69,138
Equity Inns Inc.	3,312	54,847
Equity Office Properties Trust	22,232	811,690
Equity One Inc.	2,317	48,425
Equity Residential	17,685	791,050
Essex Property Trust Inc.	762	85,085
Extra Space Storage Inc.	2,823	45,846
Federal Realty Investment Trust	1,544	108,080
FelCor Lodging Trust Inc.	3,013	65,503
Fieldstone Investment Corp.	2,948	27,004
First Industrial Realty Trust Inc.	2,717	103,083
First Potomac Realty Trust	1,245	37,089
Franklin Street Properties Corp.	2,995	58,942
General Growth Properties Inc.	5,041	227,147
Glenborough Realty Trust Inc.	1,955	42,111
GMH Communities Trust	2,411	31,777

Gramercy Capital Corp.	1,002	25,952
Health Care Property Investors Inc.	8,310	222,209
Health Care REIT Inc.	3,773	131,866
Healthcare Realty Trust Inc.	2,902	92,429
Heritage Property Investment Trust Inc.	1,716	59,923
Hersha Hospitality Trust	1,693	15,728
Highland Hospitality Corp.	3,626	51,054
Highwoods Properties Inc.	3,282	118,743
Home Properties Inc.	275	15,265
HomeBanc Corp.	3,439	27,306
Hospitality Properties Trust	4,370	191,930
Host Hotels & Resorts Inc.	31,427	687,308
HRPT Properties Trust	12,744	147,321
Impac Mortgage Holdings Inc.	4,622	51,674
Inland Real Estate Corp.	3,880	57,734
Innkeepers USA Trust	2,623	45,325
Investors Real Estate Trust	2,827	25,528
iStar Financial Inc.	6,879	259,682
JER Investors Trust Inc.	984	15,301
Kimco Realty Corp.	12,850	468,897
Kite Realty Group Trust	1,735	27,049
KKR Financial Corp.	4,880	101,553
LaSalle Hotel Properties	2,426	112,324
Lexington Corporate Properties Trust	3,211	69,358
Liberty Property Trust	5,417	239,431
LTC Properties Inc.	1,419	31,715
Luminent Mortgage Capital Inc.	2,379	22,030
Mack-Cali Realty Corp.	3,783	173,715
Maguire Properties Inc.	1,957	68,828
Medical Properties Trust Inc.	2,433	26,860
MFA Mortgage Investments Inc.	4,809	33,086
Mid-America Apartment Communities Inc.	1,072	59,764
MortgageIT Holdings Inc.	1,766	21,298
National Health Investors Inc.	1,431	38,480
National Retail Properties Inc.	3,516	70,144
Nationwide Health Properties Inc.	4,538	102,150
New Century Financial Corp.	2,774	126,911
New Plan Excel Realty Trust Inc.	6,353	156,856
Newcastle Investment Corp.	2,672	67,655
Newkirk Realty Trust Inc.	1,177	20,433
NorthStar Realty Finance Corp.	2,569	30,854
NovaStar Financial Inc.(2)	1,995	63,062
Omega Healthcare Investors Inc.	2,905	38,404
Pan Pacific Retail Properties Inc.	1,964	136,243
Parkway Properties Inc.	861	39,176
Pennsylvania Real Estate Investment Trust	2,225	89,823
Post Properties Inc.	2,606	118,156
ProLogis	14,876	775,337
PS Business Parks Inc.	771	45,489
Public Storage Inc.	2,764	209,788
RAIT Investment Trust	1,695	49,494
Ramco-Gershenson Properties Trust	1,024	27,576
Realty Income Corp.	5,045	110,486
Reckson Associates Realty Corp.	5,053	209,093
Redwood Trust Inc.	1,179	57,571
Regency Centers Corp.	4,164	258,793
Republic Property Trust	1,581	15,620
Saxon Capital Inc.	3,040	34,778
Senior Housing Properties Trust	3,880	69,491
Simon Property Group Inc.	5,968	494,986
Sizeler Property Investors Inc.	1,049	16,847
Sovran Self Storage Inc.	944	47,946
Spirit Finance Corp.	4,970	55,962

Strategic Hotels & Resorts Inc.	4,443	92,148
Sunstone Hotel Investors Inc.	3,517	102,204
Taubman Centers Inc.	1,480	60,532
Thornburg Mortgage Inc.	6,795	189,377
Trizec Properties Inc.	5,966	170,866
Trustreet Properties Inc.	4,101	54,092
Universal Health Realty Income Trust	716	22,447
Urstadt Biddle Properties Inc. Class A	1,283	20,900
U-Store-It Trust	2,854	53,826
Ventas Inc.	2,541	86,089
Vornado Realty Trust	7,420	723,821
Weingarten Realty Investors	3,672	140,564
Windrose Medical Properties Trust	1,236	18,046
Winston Hotels Inc.	1,607	19,686
Winthrop Realty Trust Inc.	1,466	8,708

		16,552,401
RETAIL—2.35%
AC Moore Arts & Crafts Inc.(1)	432	7,046
AFC Enterprises Inc.(1)	1,558	19,865
America’s Car-Mart Inc.(1)	244	4,956
AnnTaylor Stores Corp.(1)	330	14,315
Applebee’s International Inc.	740	14,223
Asbury Automotive Group Inc.(1)	745	15,600
AutoNation Inc.(1)	9,555	204,859
Barnes & Noble Inc.	2,432	88,768
Big 5 Sporting Goods Corp.	279	5,441
Big Lots Inc.(1)	6,857	117,118
BJ’s Wholesale Club Inc.(1)	4,102	116,292
Blockbuster Inc. Class A(1)	11,578	57,658
Bob Evans Farms Inc.	2,178	65,362
Bon-Ton Stores Inc. (The)	403	8,818
Books-A-Million Inc.	860	14,345
Borders Group Inc.	3,932	72,585
Brown Shoe Co. Inc.	1,269	43,248
Buckle Inc. (The)	63	2,638
Cabela’s Inc. Class A(1)(2)	1,824	35,130
Cache Inc.(1)	42	728
Casey’s General Store Inc.	2,802	70,078
Cash America International Inc.	857	27,424
CBRL Group Inc.	1,878	63,702
CEC Entertainment Inc.(1)	879	28,233
Charming Shoppes Inc.(1)	3,663	41,172
Circuit City Stores Inc.	949	25,832
Conn’s Inc.(1)	80	2,124
Cost Plus Inc.(1)	1,340	19,644
Costco Wholesale Corp.	9,213	526,339
CSK Auto Corp.(1)	1,209	14,472
CVS Corp.	4,721	144,935
dELiA*s Inc.(1)	566	4,573
Dillard’s Inc. Class A	3,798	120,966
Dollar General Corp.	1,285	17,964
Dollar Tree Stores Inc.(1)	5,732	151,898
Domino’s Pizza Inc.	2,301	56,927
Family Dollar Stores Inc.	4,386	107,150
Federated Department Stores Inc.	30,689	1,123,217
Finish Line Inc. (The)	2,586	30,592
Foot Locker Inc.	8,378	205,177
Fred’s Inc.	2,424	32,360
Gap Inc. (The)	14,990	260,826
Genesco Inc.(1)	1,226	41,525
Group 1 Automotive Inc.	1,508	84,961
Haverty Furniture Companies Inc.	1,368	21,464

Home Depot Inc.	9,774	349,811
IHOP Corp.	841	40,435
Insight Enterprises Inc.(1)	2,931	55,836
Jack in the Box Inc.(1)	2,147	84,162
Jo-Ann Stores Inc.(1)(2)	1,461	21,404
Kenneth Cole Productions Inc. Class A	558	12,460
Krispy Kreme Doughnuts Inc.(1)(2)	1,781	14,497
Landry’s Restaurants Inc.	994	32,255
Lithia Motors Inc. Class A	961	29,138
Lone Star Steakhouse & Saloon Inc.	1,010	26,492
Longs Drug Stores Corp.	231	10,538
Luby’s Inc.(1)	1,299	13,549
MarineMax Inc.(1)	935	24,525
McCormick & Schmick’s Seafood Restaurants Inc.(1)	84	1,999
McDonald’s Corp.	75,667	2,542,411
Morton’s Restaurant Group Inc.(1)	405	6,205
Movado Group Inc.	1,074	24,648
99 Cents Only Stores(1)	2,872	30,041
Nu Skin Enterprises Inc. Class A	1,372	20,374
O’Charley’s Inc.(1)	1,402	23,834
OfficeMax Inc.	4,318	175,959
OSI Restaurant Partners Inc.	1,872	64,771
Pantry Inc. (The)(1)	116	6,675
Papa John’s International Inc.(1)	532	17,662
Payless ShoeSource Inc.(1)	3,536	96,073
Pep Boys - Manny, Moe & Jack Inc.	3,293	38,627
Pier 1 Imports Inc.	5,289	36,917
PriceSmart Inc.(1)	484	4,850
RadioShack Corp.	1,939	27,146
Rare Hospitality International Inc.(1)	299	8,599
Regis Corp.	2,773	98,747
Rite Aid Corp.(1)	32,115	136,168
Ruby Tuesday Inc.	298	7,274
Rush Enterprises Inc. Class A(1)	1,324	24,057
Ryan’s Restaurant Group Inc.(1)	2,561	30,502
Saks Inc.	8,266	133,661
School Specialty Inc.(1)	1,259	40,099
Sears Holdings Corp.(1)	5,180	802,071
Shoe Carnival Inc.(1)	508	12,121
Smart & Final Inc.(1)	842	14,179
Sonic Automotive Inc.	1,829	40,567
Stage Stores Inc.	1,616	53,328
Steak n Shake Co. (The)(1)	1,710	25,889
Stein Mart Inc.	734	10,863
Syms Corp.(1)	396	7,286
Systemax Inc.(1)	585	4,563
Talbots Inc. (The)	1,367	25,221
Tiffany & Co.	3,427	113,160
Tuesday Morning Corp.	449	5,904
United Auto Group Inc.	2,952	63,025
Wendy’s International Inc.	4,193	244,410
West Marine Inc.(1)	870	11,728
Zale Corp.(1)	2,908	70,054

		9,949,320
SAVINGS & LOANS—1.39%
Abington Community Bancorp Inc.	423	6,337
Anchor BanCorp Wisconsin Inc.	1,186	35,782
Astoria Financial Corp.	5,544	168,815
BankAtlantic Bancorp Inc. Class A	2,867	42,546
BankUnited Financial Corp. Class A	1,902	58,049
Berkshire Hills Bancorp Inc.	523	18,556

BFC Financial Corp. Class A(1)	988	6,837
Brookline Bancorp Inc.	3,740	51,500
Capitol Federal Financial	1,336	45,811
Citizens First Bancorp Inc.	511	13,649
Clifton Savings Bancorp Inc.	809	8,761
Commercial Capital Bancorp Inc.	2,349	36,997
Dime Community Bancshares	1,519	20,613
Downey Financial Corp.	1,278	86,712
Fidelity Bankshares Inc.	1,108	35,257
First Financial Holdings Inc.	731	23,392
First Niagara Financial Group Inc.	6,748	94,607
First Place Financial Corp.	920	21,169
FirstFed Financial Corp.(1)	1,009	58,189
Flag Financial Corp.	853	16,591
Flagstar Bancorp Inc.	2,463	39,309
Flushing Financial Corp.	1,033	18,553
Franklin Bank Corp. (Texas)(1)	1,421	28,690
Golden West Financial Corp.	7,186	533,201
Harbor Florida Bancshares Inc.	1,122	41,671
Home Federal Bancorp Inc.	342	4,672
Horizon Financial Corp.	600	16,458
Hudson City Bancorp Inc.	17,674	235,594
Investors Bancorp Inc.(1)	3,047	41,287
ITLA Capital Corp.	337	17,719
Kearny Financial Corp.	1,325	19,610
KNBT Bancorp Inc.	1,758	29,042
MAF Bancorp Inc.	2,043	87,522
NASB Financial Inc.	240	8,105
New York Community Bancorp Inc.	17,909	295,678
NewAlliance Bancshares Inc.	3,563	50,987
Northwest Bancorp Inc.	1,134	30,051
OceanFirst Financial Corp.	530	11,777
Partners Trust Financial Group Inc.	2,890	32,975
PennFed Financial Services Inc.	580	10,817
PFF Bancorp Inc.	1,091	36,178
Provident Financial Services Inc.	4,116	73,882
Provident New York Bancorp	2,576	34,055
Rockville Financial Inc.(1)	531	7,816
Sound Federal Bancorp Inc.	205	4,262
Sovereign Bancorp Inc.	18,912	384,109
Sterling Financial Corp. (Washington)	2,129	64,956
TierOne Corp.	1,102	37,215
United Community Financial Corp.	1,646	19,752
Washington Federal Inc.	5,295	122,791
Washington Mutual Inc.	58,339	2,659,092
Wauwatosa Holdings Inc.(1)	579	9,878
Westfield Financial Inc.	124	3,596
Willow Grove Bancorp Inc.	905	14,399
WSFS Financial Corp.	359	22,061

		5,897,930
SEMICONDUCTORS—0.59%
Actel Corp.(1)	1,569	22,515
ADE Corp.(1)	39	1,267
AMIS Holdings Inc.(1)	1,196	11,960
Applied Micro Circuits Corp.(1)	17,939	48,973
Asyst Technologies Inc.(1)	1,044	7,861
Atmel Corp.(1)	26,042	144,533
ATMI Inc.(1)	684	16,840
Axcelis Technologies Inc.(1)	6,132	36,179
Bookham Inc.(1)	3,520	11,827
Brooks Automation Inc.(1)	4,532	53,478
Cabot Microelectronics Corp.(1)(2)	637	19,307

Cirrus Logic Inc.(1)	701	5,706
Cohu Inc.	1,370	24,044
Conexant Systems Inc.(1)	3,503	8,758
Credence Systems Corp.(1)	6,067	21,235
Cree Inc.(1)	702	16,680
Cypress Semiconductor Corp.(1)	908	13,202
DSP Group Inc.(1)	1,581	39,288
Emulex Corp.(1)	3,549	57,742
Entegris Inc.(1)	7,519	71,656
Exar Corp.(1)	1,032	13,695
Fairchild Semiconductor International Inc. Class A(1)	3,589	65,212
Freescale Semiconductor Inc. Class B(1)	13,306	391,196
Genesis Microchip Inc.(1)	1,139	13,167
Integrated Device Technology Inc.(1)	6,786	96,225
International Rectifier Corp.(1)	1,955	76,401
Intersil Corp. Class A	4,853	112,832
IXYS Corp.(1)	173	1,661
KLA-Tencor Corp.	2,550	106,004
Kopin Corp.(1)	518	1,870
Kulicke & Soffa Industries Inc.(1)	3,444	25,520
Lattice Semiconductor Corp.(1)	6,929	42,821
LSI Logic Corp.(1)	6,745	60,368
Mattson Technology Inc.(1)	238	2,325
Micron Technology Inc.(1)	23,954	360,747
MIPS Technologies Inc. Class A(1)	1,159	7,035
MKS Instruments Inc.(1)	2,209	44,445
Novellus Systems Inc.(1)	4,668	115,300
ON Semiconductor Corp.(1)	648	3,810
Pericom Semiconductor Corp.(1)	763	6,333
Photronics Inc.(1)	2,514	37,207
PortalPlayer Inc.(1)	818	8,025
Power Integrations Inc.(1)	240	4,195
Rambus Inc.(1)	557	12,705
Rudolph Technologies Inc.(1)	1,264	18,328
Semitool Inc.(1)	1,172	10,571
Skyworks Solutions Inc.(1)	7,636	42,074
Spansion Inc. Class A(1)	2,196	35,004
Staktek Holdings Inc.(1)	518	2,517
Standard Microsystems Corp.(1)	1,023	22,332
Teradyne Inc.(1)	2,756	38,391
TriQuint Semiconductor Inc.(1)	8,483	37,834
Ultratech Inc.(1)	204	3,211
Varian Semiconductor Equipment Associates Inc.(1)	493	16,077
Veeco Instruments Inc.(1)	135	3,218
Virage Logic Corp.(1)	93	873
Zoran Corp.(1)	357	8,689

		2,481,269
SOFTWARE—0.48%
Actuate Corp.(1)	637	2,573
Altiris Inc.(1)	1,325	23,903
ANSYS Inc.(1)	141	6,743
Aspen Technology Inc.(1)	2,746	36,028
Avid Technology Inc.(1)	2,319	77,292
Blackbaud Inc.	508	11,532
Borland Software Corp.(1)	4,724	24,943
Bottomline Technologies Inc.(1)	1,178	9,589
CA Inc.	23,349	479,822
Compuware Corp.(1)	23,245	155,742
Covad Communications Group Inc.(1)	17,780	35,738
CSG Systems International Inc.(1)	1,635	40,450

Dendrite International Inc.(1)	2,265	20,929
Digi International Inc.(1)	739	9,260
eFunds Corp.(1)	2,098	46,261
EPIQ Systems Inc.(1)	906	15,076
Fair Isaac Corp.	768	27,886
Fidelity National Information Services Inc.	4,499	159,265
FileNET Corp.(1)	2,089	56,257
Hyperion Solutions Corp.(1)	1,849	51,032
IMS Health Inc.	3,456	92,794
Infocrossing Inc.(1)	222	2,564
Inter-Tel Inc.	1,073	22,597
INVESTools Inc.(1)	785	6,233
JDA Software Group Inc.(1)	1,460	20,484
Keane Inc.(1)	1,195	14,938
Lawson Software Inc.(1)	7,554	50,612
ManTech International Corp. Class A(1)	260	8,024
MapInfo Corp.(1)	339	4,424
Neoware Inc.(1)	86	1,057
NetIQ Corp.(1)	2,714	33,084
Novell Inc.(1)	20,587	136,492
OPNET Technologies Inc.(1)	75	972
Parametric Technology Corp.(1)	3,382	42,985
Pegasystems Inc.	871	5,592
Progress Software Corp.(1)	2,494	58,385
QAD Inc.	410	3,178
Quest Software Inc.(1)	1,228	17,241
Safeguard Scientifics Inc.(1)	7,296	15,759
Schawk Inc.	764	13,370
SSA Global Technologies Inc.(1)	277	5,368
Sybase Inc.(1)	5,159	100,085
SYNNEX Corp.(1)	757	14,353
Take-Two Interactive Software Inc.(1)(2)	4,114	43,855
THQ Inc.(1)	745	16,092
Ulticom Inc.(1)	785	8,219

		2,029,078
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(1)	147	4,301

		4,301
TELECOMMUNICATIONS—6.30%
Adaptec Inc.(1)	6,924	30,050
ADC Telecommunications Inc.(1)	804	13,555
ADTRAN Inc.	1,564	35,081
Aeroflex Inc.(1)	3,880	45,280
Alaska Communications Systems Group Inc.	2,547	32,220
Alltel Corp.	23,629	1,508,239
Anaren Inc.(1)	896	18,359
Andrew Corp.(1)	9,693	85,880
Anixter International Inc.	1,024	48,599
Arris Group Inc.(1)	3,045	39,950
AT&T Inc.	236,090	6,584,550
Atlantic Tele-Network Inc.	25	521
Avaya Inc.(1)	25,855	295,264
BellSouth Corp.	109,838	3,976,136
Black Box Corp.	1,061	40,668
Broadwing Corp.(1)	4,630	47,921
CalAmp Corp.(1)	1,411	12,544
Carrier Access Corp.(1)	960	7,939
C-COR Inc.(1)	892	6,886
CenturyTel Inc.	7,054	262,056
CIENA Corp.(1)	27,513	132,338
Cincinnati Bell Inc.(1)	14,995	61,480

Citizens Communications Co.	11,622	151,667
Commonwealth Telephone Enterprises Inc.	595	19,730
Comverse Technology Inc.(1)	2,404	47,527
Consolidated Communications Holdings Inc.	1,414	23,515
Crown Castle International Corp.(1)	1,436	49,599
CT Communications Inc.	1,167	26,689
Ditech Networks Inc.(1)	1,964	17,126
Embarq Corp.(1)	9,044	370,714
EMS Technologies Inc.(1)	297	5,337
Eschelon Telecom Inc.(1)	133	2,058
Extreme Networks Inc.(1)	7,238	30,110
FairPoint Communications Inc.	1,670	24,048
Foundry Networks Inc.(1)	4,026	42,917
General Communication Inc. Class A(1)	1,351	16,644
Golden Telecom Inc.	1,325	33,589
Harmonic Inc.(1)	423	1,895
IDT Corp. Class B(1)	3,226	44,487
Iowa Telecommunications Services Inc.	1,908	36,099
Ixia(1)	150	1,350
Juniper Networks Inc.(1)	15,872	253,793
Leap Wireless International Inc.(1)	1,632	77,438
Lightbridge Inc.(1)	490	6,346
Loral Space & Communications Ltd.(1)	691	19,597
Lucent Technologies Inc.(1)	125,682	304,150
MasTec Inc.(1)	2,444	32,285
Motorola Inc.	32,096	646,734
MRV Communications Inc.(1)(2)	7,589	23,602
Newport Corp.(1)	2,467	39,768
NTELOS Holdings Corp.(1)	148	2,139
NTL Inc.	15,738	391,876
Oplink Communications Inc.(1)	931	17,047
Optical Communication Products Inc.(1)	1,210	2,432
PanAmSat Holding Corp.	4,161	103,942
Plantronics Inc.	1,290	28,651
Polycom Inc.(1)	2,823	61,880
Powerwave Technologies Inc.(1)	6,808	62,089
Premiere Global Services Inc.(1)	4,389	33,137
Price Communications Corp.(1)	2,766	46,884
Qwest Communications International Inc.(1)	95,972	776,413
RCN Corp.(1)	1,769	44,101
RF Micro Devices Inc.(1)	1,928	11,510
SafeNet Inc.(1)	1,672	29,628
SAVVIS Inc.(1)	170	5,034
Shenandoah Telecommunications Co.	405	19,035
Sprint Nextel Corp.	134,122	2,681,099
SureWest Communications	888	17,156
Sycamore Networks Inc.(1)	11,191	45,435
Symmetricom Inc.(1)	2,305	16,296
Syniverse Holdings Inc.(1)	197	2,896
Talk America Holdings Inc.(1)	1,847	11,433
Tekelec(1)	526	6,496
Telephone & Data Systems Inc.	3,059	126,643
Tellabs Inc.(1)	27,210	362,165
3Com Corp.(1)	23,767	121,687
Time Warner Telecom Inc. Class A(1)	994	14,761
United States Cellular Corp.(1)	399	24,179
USA Mobility Inc.	1,660	27,556
UTStarcom Inc.(1)	3,910	30,459
Valor Communications Group Inc.	2,509	28,728
Verizon Communications Inc.	177,146	5,932,620
Vonage Holdings Corp.(1)	810	6,958
Wireless Facilities Inc.(1)	2,187	6,014
Zhone Technologies Inc.(1)	3,489	7,118

		26,739,827

TEXTILES—0.06%
G&K Services Inc. Class A	1,291	44,281
Mohawk Industries Inc.(1)	2,849	200,427
UniFirst Corp.	583	20,114

		264,822
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	10,455	189,340
JAKKS Pacific Inc.(1)	1,672	33,590
LeapFrog Enterprises Inc.(1)(2)	1,768	17,857
Marvel Entertainment Inc.(1)	644	12,880
Mattel Inc.	23,650	390,462
RC2 Corp.(1)	1,191	46,044
Topps Co. (The)	2,094	17,213

		707,386
TRANSPORTATION—0.77%
Alexander & Baldwin Inc.	2,687	118,953
Arkansas Best Corp.	1,535	77,072
Atlas Air Worldwide Holdings Inc.(1)	973	47,716
Bristow Group Inc.(1)	1,418	51,048
CSX Corp.	6,876	484,345
Dynamex Inc.(1)	91	1,985
Florida East Coast Industries Inc.	775	40,556
Forward Air Corp.	180	7,331
GulfMark Offshore Inc.(1)	966	24,952
Heartland Express Inc.	1,738	31,093
Horizon Lines Inc. Class A	558	8,939
Kansas City Southern Industries Inc.(1)	2,916	80,773
Laidlaw International Inc.	5,944	149,789
Maritrans Inc.	650	16,185
Marten Transport Ltd.(1)	653	14,196
Norfolk Southern Corp.	11,055	588,347
Overseas Shipholding Group Inc.	1,813	107,239
P.A.M. Transportation Services Inc.(1)	139	4,016
Patriot Transportation Holding Inc.(1)	72	6,248
PHI Inc.(1)	350	11,620
RailAmerica Inc.(1)	2,360	24,686
Ryder System Inc.	3,703	216,366
SCS Transportation Inc.(1)	890	24,502
SIRVA Inc.(1)	3,010	19,475
Swift Transportation Co. Inc.(1)	1,744	55,389
U.S. Xpress Enterprises Inc. Class A(1)	301	8,133
Union Pacific Corp.	8,884	825,857
USA Truck Inc.(1)	224	3,992
Werner Enterprises Inc.	3,121	63,263
YRC Worldwide Inc.(1)	3,489	146,922

		3,260,988
TRUCKING & LEASING—0.03%
AMERCO(1)	61	6,140
GATX Corp.	1,294	54,995
Greenbrier Companies Inc. (The)	514	16,828
Interpool Inc.	727	16,154
TAL International Group Inc.(1)	916	22,076

		116,193
WATER—0.05%
American States Water Co.	1,023	36,470
Aqua America Inc.	3,138	71,515
California Water Service Group	1,047	37,420

PICO Holdings Inc.(1)	545	17,576
SJW Corp.	915	23,287
Southwest Water Co.	1,377	16,483

		202,751

TOTAL COMMON STOCKS
(Cost: $404,295,628)		422,846,015

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.59%

CERTIFICATES OF DEPOSIT(4)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,871	1,871
Fortis Bank NY
4.43%, 07/20/06	4,690	4,690
Societe Generale
5.33%, 12/08/06	18,768	18,768
Toronto-Dominion Bank
3.94%, 07/10/06	9,384	9,384
Washington Mutual Bank
5.28%, 08/07/06	9,384	9,384
Wells Fargo Bank N.A.
4.78%, 12/05/06	15,014	15,014

		59,111
COMMERCIAL PAPER(4)—0.11%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	52,395	52,100
ASAP Funding Ltd.
5.21%, 08/08/06(5)	9,009	8,962
Barton Capital Corp.
5.29%, 08/01/06(5)	17,940	17,863
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	7,132	7,115
CC USA Inc.
5.03%, 10/24/06(5)	3,754	3,694
Chariot Funding LLC
5.30%, 07/28/06(5)	14,139	14,087
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	41,170	41,158
Curzon Funding LLC
5.30%, 07/31/06(5)	18,768	18,690
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	13,845	13,522
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	39,726	39,587
Five Finance Inc.
5.19%, 12/01/06(5)	8,445	8,262
General Electric Capital Services Inc.
5.22%, 12/11/06	1,877	1,833
Govco Inc.
5.22%, 08/03/06(5)	18,768	18,683
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	6,381	6,282
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	4,692	4,675
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	17,263	17,220

Landale Funding LLC
5.30%, 08/15/06(5)	20,645	20,514
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	29,058	28,837
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	18,955	18,900
Prudential Funding LLC
5.22%, 07/31/06	9,384	9,346
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	18,768	18,721
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	21,990	21,978
Scaldis Capital LLC
5.30%, 07/25/06(5)	11,731	11,693
Sydney Capital Corp.
5.10%, 07/07/06(5)	20,530	20,518
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	22,940	22,883

		447,123
MEDIUM-TERM NOTES(4)—0.01%
Bank of America N.A.
5.28%, 04/20/07	4,692	4,692
Dorada Finance Inc.
3.93%, 07/07/06(5)	5,818	5,818
K2 USA LLC
3.94%, 07/07/06(5)	11,261	11,261
Marshall & Ilsley Bank
5.18%, 12/15/06	18,768	18,797
Sigma Finance Inc.
5.13%, 03/30/07(5)	6,569	6,569
US Bank N.A.
2.85%, 11/15/06	3,754	3,728

		50,865
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	418,976	418,976

		418,976
REPURCHASE AGREEMENTS(4)—0.09%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $37,553 (collateralized by non-U.S. Government debt securities, value $38,715, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$37,536	37,536
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $28,165 (collateralized by non-U.S. Government debt securities, value $31,010, 2.12% to 6.47%, 11/25/34 to 12/25/42).	28,152	28,152
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $37,553 (collateralized by non-U.S. Government debt securities, value $38,554, 5.36% to 6.00%, 12/25/35 to 12/25/42).	37,536	37,536

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $46,940 (collateralized by non-U.S. Government debt securities, value $52,509, 0.00% to 10.00%, 6/1/28 to 12/15/35).	46,919	46,919
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $11,266 (collateralized by non-U.S. Government debt securities, value $12,748, 0.00% to 10.00%, 9/10/34 to 5/9/36).	11,261	11,261
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $18,776 (collateralized by non-U.S. Government debt securities, value $19,170, 5.22% to 5.42%, 7/3/06).	18,768	18,768
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $30,042 (collateralized by non-U.S. Government debt securities, value $31,573, 0.00% to 10.00%, 1/1/10 to 6/6/16).	30,028	30,028
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $18,776 (collateralized by non-U.S. Government debt securities, value $19,358, 0.07% to 7.75%, 2/22/11 to 12/15/45).	18,768	18,768
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $18,776 (collateralized by non-U.S. Government debt securities, value $19,358, 6.38% to 8.49%, 1/7/09 to 2/23/36).	18,768	18,768
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $37,553 (collateralized by non-U.S. Government debt securities, value $39,467, 0.00% to 8.57%, 6/25/23 to 4/25/46).	37,536	37,536
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $18,776 (collateralized by non-U.S. Government debt securities, value $19,750, 3.79% to 7.22%, 5/15/07 to 3/15/42).	18,768	18,768
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $6,572 (collateralized by non-U.S. Government debt securities, value $6,954, 0.00% to 10.00%, 7/3/06 to 6/30/36).	6,569	6,569
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $13,819 (collateralized by non-U.S. Government debt securities, value $13,907, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	13,137	13,137
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $37,553 (collateralized by non-U.S. Government debt securities, value $39,467, 0.00% to 10.00%, 1/1/10 to 5/6/16).	37,536	37,536

		361,282
TIME DEPOSITS(4)—0.04%
ABN Amro Bank NV
5.30%, 07/03/06	18,768	18,768
KBC Bank NV
5.32%, 07/03/06	56,303	56,303
Societe Generale
5.32%, 07/03/06	46,919	46,919
UBS AG
5.25%-5.34%, 07/03/06	54,109	54,109

		176,099

VARIABLE & FLOATING RATE NOTES(4)—0.23%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	48,045	48,052
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	14,076	14,076
American Express Centurion Bank
5.34%, 07/19/07	20,645	20,669
American Express Credit Corp.
5.23%, 07/05/07	5,630	5,634
ASIF Global Financing
5.17%, 05/03/07(5)	1,877	1,878
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	12,199	12,199
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	31,905	31,905
BMW US Capital LLC
5.20%, 07/13/07(5)	18,768	18,768
BNP Paribas
5.14%, 05/18/07(5)	34,720	34,720
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	13,700	13,700
Commodore CDO Ltd.
5.38%, 06/12/07(5)	4,692	4,692
Credit Agricole SA
5.31%, 07/23/07	18,768	18,768
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	18,768	18,768
DEPFA Bank PLC
5.37%, 06/15/07	18,768	18,768
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	21,583	21,584
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	18,768	18,768
Fifth Third Bancorp
5.28%, 06/22/07(5)	37,536	37,536
First Tennessee Bank N.A.
5.21%, 08/25/06	5,630	5,630
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	14,076	14,075
General Electric Capital Corp.
5.25%, 04/09/07	8,445	8,450
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	28,152	28,157
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	18,768	18,768
JP Morgan Chase & Co.
5.12%, 07/02/07	14,076	14,076
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	28,152	28,151
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	19,613	19,613
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	23,460	23,452
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	20,645	20,643
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	9,121	9,121
Marshall & Ilsley Bank
5.18%, 07/13/07	10,322	10,322

Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	28,152	28,152
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	2,365	2,366
Mound Financing PLC
5.11%, 05/08/07(5)	17,642	17,642
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	18,768	18,767
National City Bank of Indiana
5.17%, 05/21/07	9,384	9,385
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	50,673	50,675
Newcastle Ltd.
5.34%, 04/24/07(5)	6,616	6,614
Northern Rock PLC
5.17%, 05/03/07(5)	22,521	22,522
Principal Life Global Funding I
5.63%, 02/08/07	8,445	8,469
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	14,076	14,075
Sigma Finance Inc.
5.51%, 06/18/07(5)	15,390	15,390
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	18,768	18,768
Strips III LLC
5.37%, 07/24/06(5)	4,387	4,387
SunTrust Bank
5.08%, 05/01/07	18,768	18,769
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	35,471	35,468
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	26,275	26,275
US Bank N.A.
5.28%, 09/29/06	8,445	8,445
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	30,043	30,043
Wachovia Bank N.A.
5.36%, 05/22/07	37,536	37,536
Wells Fargo & Co.
5.19%, 07/13/07(5)	9,384	9,384
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	16,891	16,891
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	18,561	18,501
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	6,339	6,339

		965,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,479,262)		2,479,262

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $406,774,890)		425,325,277
Other Assets, Less Liabilities—(0.25)%		(1,045,663)

NET ASSETS—100.00%		$424,279,614

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.59%

ADVERTISING—0.21%
Greenfield Online Inc.(1)	12,638	$93,648
SITEL Corp.(1)	37,647	147,576
Traffix Inc.	1,700	9,163
ValueVision Media Inc. Class A(1)	18,067	199,279

		449,666
AEROSPACE & DEFENSE—0.88%
Allied Defense Group Inc. (The)(1)	7,476	164,397
Ducommun Inc.(1)	8,455	156,587
EDO Corp.	2,880	70,099
Herley Industries Inc.(1)	19,046	213,506
Innovative Solutions & Support Inc.(1)	12,104	170,182
Kaman Corp.	19,847	361,215
MTC Technologies Inc.(1)	6,497	153,524
TVI Corp.(1)	43,788	154,572
United Industrial Corp.(2)	9,256	418,834

		1,862,916
AGRICULTURE—0.18%
Alico Inc.	2,208	121,683
Alliance One International Inc.	30,827	136,872
Cadiz Inc.(1)	983	16,721
Hines Horticulture Inc.(1)	27,145	97,722

		372,998
AIRLINES—0.34%
ExpressJet Holdings Inc.(1)	26,166	180,807
Frontier Airlines Holdings Inc.(1)	20,559	148,230
Hawaiian Holdings Inc.(1)	2,825	9,605
MAIR Holdings Inc.(1)	1,979	12,290
Mesa Air Group Inc.(1)	20,737	204,259
Midwest Air Group Inc.(1)	2,797	14,125
Pinnacle Airlines Corp.(1)	19,491	137,217

		706,533
APPAREL—1.14%
Ashworth Inc.(1)	12,638	113,742
Bakers Footwear Group Inc.(1)	1,099	15,287
Cherokee Inc.	10,680	441,725
Cutter & Buck Inc.	10,413	119,437
Deckers Outdoor Corp.(1)	4,717	181,888
DHB Industries Inc.(1)(3)	12,727	19,981
Hartmarx Corp.(1)	19,669	118,014
Maidenform Brands Inc.(1)	654	8,064
Mossimo Inc.(1)	19,758	157,076
Perry Ellis International Inc.(1)	12,371	313,110
Rocky Brands Inc.(1)	5,874	124,822
Russell Corp.	9,860	179,058

Stride Rite Corp.	26,077	343,956
Tandy Brands Accessories Inc.	12,371	128,164
True Religion Apparel Inc.(1)	3,028	53,596
Unifi Inc.(1)	32,752	94,981

		2,412,901
AUTO MANUFACTURERS—0.19%
A.S.V. Inc.(1)	10,680	246,067
Wabash National Corp.	10,141	155,766

		401,833
AUTO PARTS & EQUIPMENT—0.74%
Accuride Corp.(1)	6,390	79,683
Aftermarket Technology Corp.(1)	13,350	331,747
Amerigon Inc. Class A(1)	15,931	142,901
Amerityre Corp.(1)	4,595	36,346
Commercial Vehicle Group Inc.(1)	8,277	171,168
Exide Technologies Inc.(1)	20,114	86,088
Hayes Lemmerz International Inc.(1)	10,943	34,689
IMPCO Technologies Inc.(1)	6,551	69,899
Miller Industries Inc.(1)	2,505	51,853
Noble International Ltd.	1,190	17,041
Proliance International Inc.(1)	967	4,468
Spartan Motors Inc.	9,434	145,095
Standard Motor Products Inc.	1,703	14,203
Strattec Security Corp.(1)	938	46,722
Superior Industries International Inc.	6,306	115,337
Supreme Industries Inc.	742	5,328
Titan International Inc.(2)	10,858	203,153

		1,555,721
BANKS—11.85%
AmericanWest Bancorporation	7,448	168,697
Ameris Bancorp	11,837	273,908
AmeriServ Financial Inc.(1)	33,820	166,056
Ames National Corp.	147	3,216
Arrow Financial Corp.	9,415	258,253
Bancorp Inc. (The)(1)	10,680	267,107
Bancshares of Florida Inc.(1)	1,443	31,746
BancTrust Financial Group Inc.	10,324	242,304
Bank of Granite Corp.	11,748	244,711
Bank of the Ozarks Inc.(2)	11,450	381,285
BankFinancial Corp.	8,909	154,126
Banner Corp.	8,188	315,566
Bridge Capital Holdings(1)	467	9,088
Bryn Mawr Bank Corp.	11,327	251,006
Camden National Corp.	590	23,541
Capital Crossing Bank(1)	8,099	199,235
Cardinal Financial Corp.	28,747	334,040
Cass Information Systems Inc.	148	7,206
Center Bancorp Inc.	711	10,295
Center Financial Corp.	10,769	254,579
Citizens & Northern Corp.	1,920	45,350
City Bank	11,918	556,094
Coast Financial Holdings Inc.(1)	627	10,220
Coastal Financial Corp.	32,237	420,370
CoBiz Inc.	8,447	190,226
Columbia Bancorp	537	13,463
Columbia Banking System Inc.	15,664	585,520
Community Bancorp(1)	10,324	320,870
Community Bancshares Inc.(1)	782	7,820
Community Bank System Inc.	6,128	123,602
Community Trust Bancorp Inc.	8,779	306,650

Eastern Virginia Bankshares	493	10,895
EuroBancshares Inc.(1)	9,426	91,149
Financial Institutions Inc.	9,790	204,219
First Bancorp Inc. (North Carolina)	9,167	192,507
First Busey Corp. Class A	9,685	198,252
First Citizens Banc Corp.	58	1,188
First Community Bancshares Inc.(2)	6,942	229,017
First Financial Corp.	9,518	285,635
First Indiana Corp.	14,577	379,439
First Merchants Corp.	12,573	305,650
First Oak Brook Bancshares Inc. Class A	6,675	246,975
First Regional Bancorp(1)	86	7,568
First Security Group Inc.	1,529	17,736
1st Source Corp.	4,172	141,139
First State Bancorp	9,256	220,108
FirstBank NW Corp.	435	11,423
FNB United Corp.	545	9,919
Gateway Financial Holdings Inc.	11,721	177,808
GB&T Bancshares Inc.(2)	9,701	211,094
German American Bancorp Inc.	18,126	234,913
Great Southern Bancorp Inc.	4,717	144,010
Harleysville National Corp.	7,998	169,638
Heartland Financial USA Inc.	9,160	244,114
Heritage Commerce Corp.	8,455	209,599
IBERIABANK Corp.	10,590	609,349
Independent Bank Corp. (Massachusetts)	16,554	537,508
Independent Bank Corp. (Michigan)	3,329	87,553
Integra Bank Corp.	22,873	497,488
Interchange Financial Services Corp.	11,481	258,322
Lakeland Bancorp Inc.(2)	13,528	211,984
Lakeland Financial Corp.	14,974	363,718
LNB Bancorp Inc.	16,712	309,673
Macatawa Bank Corp.	11,165	261,138
MainSource Financial Group Inc.	22,250	387,817
MBT Financial Corp.	11,036	176,576
Mercantile Bank Corp.	10,377	413,523
Mid-State Bancshares	3,564	99,792
Midwest Banc Holdings Inc.	17,266	384,168
Millenium Bankshares Corp.	561	4,920
Nara Bancorp Inc.	18,690	350,437
Northern Empire Bancshares(1)	767	18,408
Old Second Bancorp Inc.	15,219	471,789
Omega Financial Corp.	9,547	298,917
Oriental Financial Group Inc.	17,266	220,314
Pacific Mercantile Bancorp(1)	8,633	150,128
Peoples Bancorp Inc.	11,022	328,896
Pinnacle Financial Partners Inc.(1)	8,572	260,846
Placer Sierra Bancshares	595	13,798
Preferred Bank	7,744	415,156
PremierWest Bancorp	6,949	100,270
QCR Holdings Inc.	534	9,206
R&G Financial Corp. Class B	6,028	51,781
Renasant Corp.	8,614	347,575
Republic First Bancorp Inc.(1)	14,362	196,041
Sandy Spring Bancorp Inc.	8,750	315,525
SCBT Financial Corp.	8,801	313,756
Seacoast Banking Corp. of Florida	9,226	245,688
Security Bank Corp.	8,455	188,293
Simmons First National Corp. Class A	9,097	263,904
Southcoast Financial Corp.(1)	175	3,736
Southern Community Financial Corp.	23,429	227,261
Southside Bancshares Inc.	12,434	277,527
Southwest Bancorp Inc.	15,541	396,295

State National Bancshares Inc.	1,676	63,872
Sterling Bancorp	12,538	244,491
Sterling Financial Corp. (Pennsylvania)	3,168	69,379
Suffolk Bancorp	6,764	221,521
Summit Bancshares Inc.	11,214	237,849
Summit Financial Group Inc.	97	2,322
Sun American Bancorp(1)	3,927	21,402
Sun Bancorp Inc. (New Jersey)(1)	61	991
Superior Bancorp(1)	14,475	159,225
SY Bancorp Inc.	9,066	249,134
Texas Capital Bancshares Inc.(1)	16,821	391,929
Texas United Bancshares Inc.	886	24,941
TIB Financial Corp.	639	20,448
TriCo Bancshares	8,540	233,825
Union Bankshares Corp.	6,663	287,442
United Security Bancshares Inc.	34	1,006
Univest Corp. of Pennsylvania	7,031	194,196
Vineyard National Bancorp	10,235	275,321
Virginia Commerce Bancorp Inc.(1)	11,832	282,785
Virginia Financial Group Inc.	6,408	270,546
Waccamaw Bankshares Inc.(1)	91	1,480
Washington Trust Bancorp Inc.	8,455	234,373
West Bancorporation	15,842	295,770
West Coast Bancorp	9,770	287,922
Wilshire Bancorp Inc.	15,486	279,058
Yardville National Bancorp	13,101	468,099

		25,008,548
BEVERAGES—0.58%
Boston Beer Co. Inc. Class A(1)	10,146	297,176
Coca-Cola Bottling Co. Consolidated	7,728	392,351
Green Mountain Coffee Roasters Inc.(1)	5,251	210,933
Jones Soda Co.(1)	5,515	49,635
Peet's Coffee & Tea Inc.(1)	9,256	279,439

		1,229,534
BIOTECHNOLOGY—3.58%
Aastrom Biosciences Inc.(1)	100,307	133,408
Advanced Magnetics Inc.(1)	5,518	166,754
ADVENTRX Pharmaceuticals Inc.(1)	29,548	93,667
American Oriental Bioengineering Inc.(1)	13,250	73,272
Anesiva Inc.(1)	1,024	7,782
ARIAD Pharmaceuticals Inc.(1)	36,298	163,704
ArQule Inc.(1)	24,057	135,681
Avant Immunotherapeutics Inc.(1)	54,824	88,267
Avigen Inc.(1)	21,271	110,184
Barrier Therapeutics Inc.(1)	13,605	88,977
Biocryst Pharmaceuticals Inc.(1)	18,085	259,158
Bodisen Biotech Inc.(1)	2,485	33,572
Cambrex Corp.	15,199	316,595
Cell Genesys Inc.(1)(2)	27,145	136,268
Coley Pharmaceutical Group Inc.(1)	3,574	41,280
Cotherix Inc.(1)	9,809	84,455
CryoLife Inc.(1)	4,062	21,935
CuraGen Corp.(1)(2)	31,498	110,243
Curis Inc.(1)	44,327	59,841
Cytogen Corp.(1)	13,439	33,597
Cytokinetics Inc.(1)	19,869	124,976
deCODE genetics Inc.(1)(2)	34,977	216,508
Diversa Corp.(1)	8,170	78,922
Dyadic International Inc.(1)	1,615	8,398
Encysive Pharmaceuticals Inc.(1)	24,040	166,597
EntreMed Inc.(1)	27,056	44,642

Enzo Biochem Inc.(1)	15,397	232,187
Enzon Pharmaceuticals Inc.(1)	26,308	198,362
Gene Logic Inc.(1)	18,512	24,991
Genitope Corp.(1)	22,187	140,222
Genomic Health Inc.(1)	1,972	23,210
GenVec Inc.(1)	17,014	23,990
Geron Corp.(1)	36,402	251,174
GTx Inc.(1)	1,045	9,509
Halozyme Therapeutics Inc.(1)	56,168	151,654
Hana Biosciences Inc.(1)	9,773	88,641
Harvard Bioscience Inc.(1)	27,679	123,172
Immunogen Inc.(1)	31,332	98,069
Immunomedics Inc.(1)	31,328	82,706
Incyte Corp.(1)	30,319	139,467
Inovio Biomedical Corp.(1)(2)	24,208	50,111
InterMune Inc.(1)	15,487	254,761
Kosan Biosciences Inc.(1)	17,255	69,020
Lexicon Genetics Inc.(1)	42,643	187,203
Maxygen Inc.(1)	21,519	160,962
Metabasis Therapeutics Inc.(1)	3,858	29,437
Micormet Inc.(1)	7,778	33,290
Momenta Pharmaceuticals Inc.(1)	6,151	78,179
Monogram Biosciences Inc.(1)	94,057	186,233
Nanogen Inc.(1)(2)	61,525	116,897
Neose Technologies Inc.(1)	20,648	83,624
Neurobiological Technologies Inc.(1)	28,504	79,241
Northfield Laboratories Inc.(1)(2)	16,395	162,147
Novavax Inc.(1)	20,355	102,589
Orchid Cellmark Inc.(1)	20,932	58,400
Oscient Pharmaceuticals Corp.(1)	45,835	39,418
Oxigene Inc.(1)	15,308	60,007
Panacos Pharmaceuticals Inc.(1)	18,283	100,922
Peregrine Pharmaceuticals Inc.(1)	125,668	199,812
Regeneration Technologies Inc.(1)	19,580	125,312
RegeneRx Biopharmaceuticals Inc.(1)	16,910	46,502
Repligen Corp.(1)	20,915	61,072
Sangamo BioSciences Inc.(1)	6,110	36,049
Savient Pharmaceuticals Inc.(1)	40,050	210,262
Seattle Genetics Inc.(1)	6,078	27,959
Sirna Therapeutics Inc.(1)	21,005	119,728
Sonus Pharmaceuticals Inc.(1)	18,512	92,190
StemCells Inc.(1)(2)	51,264	105,091
SuperGen Inc.(1)	31,411	114,022
Tercica Inc.(1)	1,011	5,348
Third Wave Technologies Inc.(1)	18,512	55,166
Vical Inc.(1)	19,821	110,007

		7,546,998
BUILDING MATERIALS—0.77%
AAON Inc.	1,179	30,253
Apogee Enterprises Inc.	19,758	290,443
Comfort Systems USA Inc.	21,270	303,948
Craftmade International Inc.	6,675	111,806
ElkCorp	4,746	131,796
Fiberstars Inc.(1)	6,052	47,508
LSI Industries Inc.	18,868	320,567
Trex Co. Inc.(1)	2,827	73,191
U.S. Concrete Inc.(1)	28,836	318,638

		1,628,150
CHEMICALS—0.81%
Aceto Corp.	15,575	107,779
American Vanguard Corp.	3,276	50,712

Balchem Corp.	1,765	39,712
ICO Inc.(1)	45,746	225,070
Innospec Inc.	7,387	187,778
Landec Corp.(1)	17,825	164,881
O2Diesel Corp.(1)	6,075	6,743
OMNOVA Solutions Inc.(1)	23,763	134,974
Penford Corp.	9,256	156,426
Pioneer Companies Inc.(1)	8,099	220,941
Quaker Chemical Corp.	7,476	139,801
Tronox Inc. Class B	13,371	176,096
Wellman Inc.	25,276	102,115

		1,713,028
COAL—0.11%
James River Coal Co.(1)	9,077	240,450

		240,450
COMMERCIAL SERVICES—4.77%
ACE Cash Express Inc.(1)	7,832	229,243
Albany Molecular Research Inc.(1)	14,684	156,825
Bowne & Co. Inc.	21,093	301,630
Cadmus Communications Corp.	6,853	119,790
Carriage Services Inc.(1)	15,575	71,489
Cash Systems Inc.(1)	10,502	76,560
CDI Corp.	10,858	314,882
Clark Inc.	8,454	111,593
Clayton Holdings Inc.(1)	1,066	13,911
Coinmach Service Corp. Class A	7,993	81,928
Collectors Universe	2,248	31,427
Cornell Companies Inc.(1)	7,565	116,198
CorVel Corp.(1)	88	2,200
CPI Corp.	805	24,713
CRA International Inc.(1)	4,044	182,546
Cross Country Healthcare Inc.(1)	10,329	187,885
DiamondCluster International Inc. Class A(1)	18,690	148,025
Document Security Systems Inc.(1)(2)	8,099	86,254
Dollar Financial Corp.(1)	7,298	131,364
Edgewater Technology Inc.(1)	1,888	13,103
Educate Inc.(1)	1,263	9,675
Electro Rent Corp.(1)	12,194	195,348
Escala Group Inc.(1)(2)	6,230	29,156
Exponent Inc.(1)	11,899	201,093
First Consulting Group Inc.(1)	19,601	173,273
Forrester Research Inc.(1)	8,188	229,100
Franklin Covey Co.(1)	8,900	65,860
Gaiam Inc.(1)	3,747	52,533
Geo Group Inc. (The)(1)	5,875	205,919
Healthcare Services Group Inc.(2)	18,245	382,233
HMS Holdings Corp.(1)	14,151	151,699
Home Solutions of America Inc.(1)	9,969	61,509
Hooper Holmes Inc.	34,176	104,237
Hudson Highland Group Inc.(1)	14,863	160,372
Huron Consulting Group Inc.(1)	7,395	259,491
ICT Group Inc.(1)	1,252	30,712
Integrated Alarm Services Group Inc.(1)(2)	22,873	90,120
Intersections Inc.(1)	7,921	85,943
Kendle International Inc.(1)	8,455	310,552
Kforce Inc.(1)	25,899	401,176
Landauer Inc.	5,073	242,997
LECG Corp.(1)	10,324	190,684
Mac-Gray Corp.(1)	282	3,483
Medifast Inc.(1)	3,313	59,203
Michael Baker Corp.(1)	2,524	54,771

Midas Inc.(1)	10,769	198,150
Monro Muffler Brake Inc.	6,408	208,644
Multi-Color Corp.	808	24,240
Odyssey Marine Exploration Inc.(1)	27,412	67,982
On Assignment Inc.(1)	17,711	162,764
PDI Inc.(1)	6,586	94,773
PeopleSupport Inc.(1)	15,308	206,046
PRA International(1)	3,315	73,825
Pre-Paid Legal Services Inc.	2,853	98,428
Princeton Review Inc. (The)(1)	612	3,256
Providence Service Corp. (The)(1)	9,612	261,735
ProxyMed Inc.(1)	153	1,111
Remedy Temp Inc.(1)	647	10,993
Rent-Way Inc.(1)	20,381	150,412
Rewards Network Inc.(1)	5,835	47,672
Rural/Metro Corp.(1)	17,533	122,731
Saba Software Inc.(1)	5,147	28,103
Senomyx Inc.(1)	12,664	182,742
Services Acquisition Corp. International(1)	15,729	155,717
SFBC International Inc.(1)	5,687	86,215
SM&A(1)	2,835	17,293
Source Interlink Companies Inc.(1)	21,983	261,598
SOURCECORP Inc.(1)	9,164	227,176
Spherion Corp.(1)	40,762	371,749
Standard Parking Corp.(1)	5,785	156,658
StarTek Inc.	9,523	142,369
Team Inc.(1)	712	17,836
TNS Inc.(1)	9,281	192,024
Traffic.com Inc.(1)	1,868	10,442
Vertrue Inc.(1)	5,073	218,291
Volt Information Sciences Inc.(1)	2,135	99,491

		10,053,171
COMPUTERS—3.60%
Adept Technology Inc.(1)	1,117	15,861
Agilysys Inc.	18,423	331,614
Ansoft Corp.(1)	9,790	200,499
Applix Inc.(1)	4,971	36,686
Carreker Corp.(1)	11,951	85,450
Catapult Communications Corp.(1)	6,764	73,728
CIBER Inc.(1)	31,061	204,692
Computer Horizons Corp.(1)	23,941	113,002
Computer Task Group Inc.(1)	20,203	101,015
COMSYS IT Partners Inc.(1)	5,940	89,813
Comtech Group Inc.(1)	920	10,240
Covansys Corp.(1)	19,046	239,408
Cray Inc.(1)	20,132	200,313
Digimarc Corp.(1)	14,919	92,050
Dot Hill Systems Corp.(1)	32,930	112,621
Echelon Corp.(1)	13,261	99,325
Hutchinson Technology Inc.(1)	6,445	139,405
iGATE Corp.(1)	3,764	24,052
Immersion Corp.(1)	18,067	105,873
InFocus Corp.(1)	33,998	97,234
Integral Systems Inc.	2,300	61,709
Internap Network Services Corp.(1)	106,329	111,645
Internet Commerce Corp. Class A(1)	1,486	5,305
InterVoice-Brite Inc.(1)	25,632	182,500
Iomega Corp.(1)	31,328	86,152
Kanbay International Inc.(1)	13,265	192,873
LivePerson Inc.(1)	23,674	114,819
Magma Design Automation Inc.(1)	20,915	153,725
Manhattan Associates Inc.(1)	8,520	172,871

Maxwell Technologies Inc.(1)(2)	7,120	139,766
McDATA Corp. Class A(1)	72,536	295,947
Mercury Computer Systems Inc.(1)	5,391	82,967
Mobility Electronics Inc.(1)	18,334	133,105
NCI Inc. Class A(1)	2,375	31,112
Ness Technologies Inc.(1)	13,795	148,296
NetScout Systems Inc.(1)	12,564	112,071
Overland Storage Inc.(1)	18,690	125,223
PacificNet Inc.(1)	802	5,879
PAR Technology Corp.(1)	4,272	54,553
Pomeroy IT Solutions Inc.(1)	1,588	11,434
Quantum Corp.(1)	109,292	286,345
Radiant Systems Inc.(1)	15,041	158,983
RadiSys Corp.(1)	13,884	304,893
Rainmaker Systems Inc.(1)	2,271	12,309
Rimage Corp.(1)	8,099	165,382
SI International Inc.(1)	6,408	196,469
Sigma Designs Inc.(1)	14,863	140,158
Silicon Storage Technology Inc.(1)	53,844	218,607
Stratasys Inc.(1)	19,776	582,601
Synaptics Inc.(1)	12,564	268,870
TechTeam Global Inc.(1)	1,536	14,054
3D Systems Corp.(1)	9,434	189,529
TransAct Technologies Inc.(1)	8,803	90,671
Tyler Technologies Inc.(1)(2)	18,155	203,336
Xanser Corp.(1)	35,155	177,533

		7,604,573
COSMETICS & PERSONAL CARE—0.10%
Elizabeth Arden Inc.(1)	8,146	145,650
Parlux Fragrances Inc.(1)(2)	7,652	74,148

		219,798
DISTRIBUTION & WHOLESALE—0.43%
Bell Microproducts Inc.(1)	17,889	96,958
Core-Mark Holding Co. Inc.(1)	3,068	109,834
Handleman Co.	16,109	131,288
Industrial Distribution Grp(1)	11,481	101,377
MWI Veterinary Supply Inc.(1)	1,319	48,051
Navarre Corp.(1)(2)	16,910	84,212
NuCo2 Inc.(1)	9,256	222,514
Rentrak Corp.(1)	11,214	110,570

		904,804
DIVERSIFIED FINANCIAL SERVICES—1.00%
Aether Holdings Inc.(1)	6,796	37,378
Asta Funding Inc.	6,586	246,646
Consumer Portfolio Services(1)	16,020	107,494
Delta Financial Corp.	2,123	20,912
Diamond Hill Investment Group(1)	647	30,428
Encore Capital Group Inc.(1)	10,324	126,675
eSpeed Inc.(1)	12,282	102,309
Federal Agricultural Mortgage Corp.	2,306	63,876
FirstCity Financial Corp.(1)	11,130	116,308
International Assets Holding Corp.(1)	285	4,688
Landenburg Thalmann Financial Services Inc.(1)	9,340	9,340
MarketAxess Holdings Inc.(1)	16,554	182,260
Marlin Business Services Corp.(1)	2,892	65,244
Matrix Bancorp Inc.(1)	308	7,207
MCF Corp.(1)	70,666	72,786
Penson Worldwide Inc.(1)	99	1,704
Sanders Morris Harris Group Inc.	9,406	142,125
Stifel Financial Corp.(1)	4,242	149,785

SWS Group Inc.	2,269	54,728
Thomas Weisel Partners Group Inc.(1)	145	2,756
U.S. Global Investors Inc. Class A(1)	1,281	27,093
United PanAm Financial Corp.(1)	1,405	42,712
Westwood Holdings Group Inc.	3,695	69,466
World Acceptance Corp.(1)	12,104	429,934

		2,113,854
ELECTRIC—0.15%
Central Vermont Public Service Corp.	8,811	162,827
Empire District Electric Co. (The)	5,416	111,299
Green Mountain Power Corp.	491	16,689
Unitil Corp.	638	15,350

		306,165
ELECTRICAL COMPONENTS & EQUIPMENT—1.56%
Active Power Inc.(1)	23,941	81,160
American Superconductor Corp.(1)	20,292	179,178
C&D Technologies Inc.	16,109	121,140
Capstone Turbine Corp.(1)(2)	59,363	135,348
Cherokee International Corp.(1)	14,062	54,279
China BAK Battery Inc.(1)	9,555	81,313
Color Kinetics Inc.(1)	8,544	161,567
Distributed Energy Systems Corp.(1)	19,669	101,689
GrafTech International Ltd.(1)	59,629	345,848
Greatbatch Inc.(1)	12,015	283,554
Insteel Industries Inc.	9,434	228,303
Lamson & Sessions Co.(1)	8,277	234,736
Magnetek Inc.(1)	20,559	55,509
Powell Industries Inc.(1)	274	6,557
Power-One Inc.(1)	44,945	296,637
Research Frontiers Inc.(1)(2)	22,062	114,281
Superior Essex Inc.(1)	13,795	412,884
Ultralife Batteries Inc.(1)	13,083	132,531
Universal Display Corp.(1)	17,177	228,626
Valence Technology Inc.(1)(2)	25,543	44,189

		3,299,329
ELECTRONICS—3.79%
American Science & Engineering Inc.(1)	5,785	335,067
Axsys Technologies Inc.(1)	4,361	65,720
Badger Meter Inc.	9,790	264,330
Bel Fuse Inc. Class B	9,434	309,530
BTU International Inc.(1)	275	3,732
California Micro Devices Corp.(1)	19,402	77,608
CTS Corp.	23,941	356,481
Cubic Corp.	20,203	396,181
Cyberoptics Corp.(1)	7,031	90,981
DDI Corp.(1)	2,712	22,238
Electro Scientific Industries Inc.(1)	17,266	310,615
Excel Technology Inc.(1)	6,942	207,705
Fargo Electronics Inc.(1)	9,701	246,308
FARO Technologies Inc.(1)	7,120	120,755
Frequency Electronics Inc.	7,832	101,659
hi/fn inc.(1)	659	4,073
Identix Inc.(1)	53,934	376,999
II-VI Inc.(1)	13,528	247,562
Innovex Inc.(1)	17,711	67,656
International DisplayWorks Inc.(1)	21,805	113,386
Iteris Inc.(1)	22,962	54,650
LaBarge Inc.(1)	6,586	87,396
LeCroy Corp.(1)	11,036	158,367
Lo-Jack Corp.(1)	12,193	229,960

LOUD Technologies Inc.(1)	2,691	49,783
Measurements Specialties Inc.(1)	8,455	188,293
Mechanical Technology Inc.(1)	24,030	59,354
Merix Corp.(1)	18,868	206,982
Methode Electronics Inc.	26,077	274,069
Metrologic Instruments Inc.(1)	7,921	118,894
Molecular Devices Corp.(1)	11,303	345,420
Nu Horizons Electronics Corp.(1)	1,461	14,099
OSI Systems Inc.(1)	9,701	172,387
OYO Geospace Corp.(1)	243	13,878
Photon Dynamics Inc.(1)	10,235	128,142
Planar Systems Inc.(1)	10,235	123,229
RAE Systems Inc.(1)	27,056	108,224
Scientific Technologies Inc.(1)	325	3,380
Sonic Solutions Inc.(1)	13,973	230,554
Spatialight Inc.(1)(2)	21,246	48,866
Spectrum Control Inc.(1)	14,774	136,659
SRS Labs Inc.(1)	13,973	69,725
Stoneridge Inc.(1)	8,366	69,438
Taser International Inc.(1)	18,928	149,720
TTM Technologies Inc.(1)	26,077	377,334
UQM Technologies Inc.(1)	26,433	76,656
Viisage Technology Inc.(1)(2)	8,803	133,453
Woodhead Industries Inc.	8,989	172,049
X-Rite Inc.	19,729	216,822
Zygo Corp.(1)	16,109	264,027

		8,000,396
ENERGY—ALTERNATE SOURCES—0.36%
DayStar Technologies Inc.(1)	320	3,238
FuelCell Energy Inc.(1)	29,814	285,618
Green Plains Renewable Energy Inc.(1)	737	24,690
Millennium Cell Inc.(1)(2)	45,479	65,035
Plug Power Inc.(1)(2)	25,632	119,701
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	29,192	99,253
Syntroleum Corp.(1)(2)	25,187	152,885

		750,420
ENGINEERING & CONSTRUCTION—0.21%
ENGlobal Corp.(1)	8,455	65,864
Layne Christensen Co.(1)	8,010	227,084
Sterling Construction Co. Inc.(1)	5,073	140,015

		432,963
ENTERTAINMENT—0.74%
Bluegreen Corp.(1)	11,125	127,493
Carmike Cinemas Inc.	10,947	230,763
Century Casinos Inc.(1)	5,535	59,280
Churchill Downs Inc.	1,020	38,199
Dover Downs Gaming & Entertainment Inc.	12,796	251,313
Dover Motorsports Inc.	20,292	119,114
Empire Resorts Inc.(1)	9,590	66,651
Great Wolf Resorts Inc.(1)	8,665	104,067
Image Entertainment Inc.(1)	23,496	84,821
Nevada Gold & Casinos Inc.(1)	1,868	13,636
Progressive Gaming International Corp.(1)	16,432	128,170
Silverleaf Resorts Inc.(1)	267	985
Steinway Musical Instruments Inc.(1)	2,703	66,278
Sunterra Corp.(1)	14,062	143,995
Youbet.com Inc.(1)	24,681	119,209

		1,553,974

ENVIRONMENTAL CONTROL—0.67%
ADE-ES Inc.(1)	531	9,107
American Ecology Corp.	10,858	287,737
Calgon Carbon Corp.	26,255	159,893
Casella Waste Systems Inc. Class A(1)	16,198	212,032
Darling International Inc.(1)	36,455	165,141
Perma-Fix Environmental Services Inc.(1)	56,159	119,619
Synagro Technologies Inc.	41,474	162,993
Waste Services Inc.(1)	16,584	149,087
WCA Waste Corp.(1)	16,732	138,039

		1,403,648
FOOD—1.33%
American Italian Pasta Co. Class A(1)	4,920	42,115
Ark Restaurants Corp.	815	22,967
Benihana Inc.(1)	1,902	51,620
Calavo Growers Inc.	1,241	12,410
Cal-Maine Foods Inc.	20,559	141,240
Chiquita Brands International Inc.	15,351	211,537
Diamond Foods Inc.	4,504	72,379
Frisch’s Restaurants Inc.	346	8,211
Imperial Sugar Co.	9,167	217,441
Ingles Markets Inc. Class A	11,389	193,613
J&J Snack Foods Corp.	10,575	349,715
Lifeway Foods Inc.(1)(2)	4,094	52,567
M&F Worldwide Corp.(1)	2,882	46,400
Marsh Supermarkets Inc. Class B	1,646	19,752
MGP Ingredients Inc.	855	19,853
Monterey Gourmet Foods Inc.(1)	1,346	7,928
Nash Finch Co.	8,900	189,481
Pathmark Stores Inc.(1)	23,436	220,533
Premium Standard Farms Inc.	1,360	22,073
Rocky Mountain Chocolate Factory Inc.	4,895	63,586
Sanfilippo (John B.) & Son Inc.(1)(2)	5,607	74,293
Spartan Stores Inc.	15,575	227,862
Tasty Baking Co.	22,339	209,987
Village Super Market Inc. Class A	144	9,413
Wild Oats Markets Inc.(1)(2)	16,376	320,970

		2,807,946
FOREST PRODUCTS & PAPER—0.65%
Buckeye Technologies Inc.(1)	15,932	121,720
Caraustar Industries Inc.(1)	18,334	165,006
Mercer International Inc.(1)(2)	21,983	190,812
Neenah Paper Inc.	9,434	287,265
Pope & Talbot Inc.	13,973	87,052
Rock-Tenn Co. Class A	18,689	298,090
Schweitzer-Mauduit International Inc.	9,700	210,005
Xerium Technologies Inc.	413	3,890

		1,363,840
GAS—0.43%
Cascade Natural Gas Corp.	10,769	227,118
EnergySouth Inc.	16,396	512,047
SEMCO Energy Inc.(1)	28,925	160,823

		899,988
HEALTH CARE - PRODUCTS—4.92%
Abaxis Inc.(1)	15,308	342,440
ABIOMED Inc.(1)	17,088	221,631
Adeza Biomedical Corp.(1)	6,052	84,849
Align Technology Inc.(1)	37,558	277,554
AngioDynamics Inc.(1)	3,713	100,437

Aspect Medical Systems Inc.(1)	4,926	85,909
ATS Medical Inc.(1)	27,501	65,727
BioLase Technology Inc.(1)(2)	14,151	118,868
Bioveris Corp.(1)	5,335	42,947
Bruker BioSciences Corp.(1)	4,425	23,718
Caliper Life Sciences Inc.(1)	318	1,587
Candela Corp.(1)	18,067	286,543
Cantel Medical Corp.(1)	6,675	95,052
Cardiac Science Corp.(1)	4,978	39,276
Cepheid Inc.(1)	28,569	277,405
Cerus Corp.(1)	13,617	97,089
Cholestech Corp.(1)	9,167	116,421
Columbia Laboratories Inc.(1)	29,103	101,861
Conceptus Inc.(1)	19,313	263,429
CONMED Corp.(1)	9,373	194,021
Cutera Inc.(1)	6,777	133,642
Cynosure Inc. Class A(1)	119	1,702
Datascope Corp.	10,235	315,647
Delcath Systems Inc.(1)	3,492	18,333
DexCom Inc.(1)	4,262	57,878
Digirad Corp.(1)	16,465	73,763
Electro-Optical Sciences Inc.(1)	1,763	13,557
Encore Medical Corp.(1)	33,286	160,106
Endologix Inc.(1)	21,271	75,299
EPIX Pharmaceuticals Inc.(1)	26,631	115,845
Hanger Orthopedic Group Inc.(1)	16,999	142,112
HealthTronics Inc.(1)	21,449	164,085
HemoSense Inc.(1)	1,524	8,077
ICU Medical Inc.(1)	8,722	368,417
Immunicon Corp.(1)	14,062	73,263
Interleukin Genetics Inc.(1)	6,332	36,409
IntraLase Corp.(1)	12,207	204,345
IRIS International Inc.(1)	11,659	153,432
Kensey Nash Corp.(1)(2)	6,497	191,662
Laserscope(1)	7,714	237,668
Lifecore Biomedical Inc.(1)	8,308	130,436
Luminex Corp.(1)	15,242	265,058
Medical Action Industries Inc.(1)	515	11,376
Merge Technologies Inc.(1)	11,036	135,853
Merit Medical Systems Inc.(1)	16,999	233,906
Microtek Medical Holdings Inc.(1)	31,150	118,993
Micrus Endovascular Corp.(1)	3,560	42,934
Minrad International Inc.(1)	9,330	38,626
Natus Medical Inc.(1)	16,109	159,318
Neurometrix Inc.(1)	5,162	157,235
NMT Medical Inc.(1)	10,057	100,671
NuVasive Inc.(1)	12,478	227,474
NxStage Medical Inc.(1)	1,187	10,363
OraSure Technologies Inc.(1)	26,611	253,337
Orthovita Inc.(1)	31,150	131,453
Palatin Technologies Inc.(1)	38,359	74,800
PhotoMedex Inc.(1)	38,626	60,643
Possis Medical Inc.(1)	13,706	120,750
Quidel Corp.(1)	23,852	226,594
Retractable Technologies Inc.(1)	30,794	113,938
RITA Medical Systems Inc.(1)	36,401	125,947
Rockwell Medical Technologies Inc.(1)	3,158	21,664
Solexa Inc.(1)(2)	8,560	72,760
Somanetics Corp.(1)	9,523	181,889
Sonic Innovations Inc.(1)	17,444	78,498
SonoSite Inc.(1)	10,502	409,998
Spectranetics Corp.(1)	17,533	187,954
Staar Surgical Co.(1)	23,852	184,614

Stereotaxis Inc.(1)	7,212	77,817
Synergetics USA Inc.(1)	4,741	29,773
Synovis Life Technologies Inc.(1)	650	6,390
ThermoGenesis Corp.(1)	36,935	152,172
TriPath Imaging Inc.(1)	23,318	154,365
Vascular Solutions Inc.(1)	11,926	94,215
Visicu Inc.(1)	287	5,066
Vital Images Inc.(1)	9,523	235,218
VNUS Medical Technologies Inc.(1)	781	6,545
Zila Inc.(1)	31,951	103,521
Zoll Medical Corp.(1)	7,565	247,829

		10,371,999
HEALTH CARE - SERVICES—2.23%
Air Methods Corp.(1)	11,659	305,233
Alliance Imaging Inc.(1)	10,591	67,782
Allied Healthcare International Inc.(1)	28,391	76,088
Amedisys Inc.(1)(2)	9,257	350,840
America Service Group Inc.(1)	8,455	131,222
American Dental Partners Inc.(1)	10,947	167,051
Bio-Reference Laboratories Inc.(1)	1,370	29,811
Capital Senior Living Corp.(1)	11,053	113,625
Continucare Corp.(1)	25,810	76,140
Five Star Quality Care Inc.(1)	10,012	110,833
Gentiva Health Services Inc.(1)	16,554	265,361
Horizon Health Corp.(1)	7,298	152,382
Hythiam Inc.(1)	7,948	55,398
I-trax Inc.(1)	5,515	17,262
LHC Group Inc.(1)	1,799	35,836
Matria Healthcare Inc.(1)	9,256	198,264
MedCath Corp.(1)	5,874	110,666
Metropolitan Health Networks Inc.(1)	30,349	84,674
National Dentex Corp.(1)	477	11,066
NovaMed Inc.(1)	11,104	74,952
Odyssey Healthcare Inc.(1)	20,737	364,349
Option Care Inc.	14,240	170,595
PainCare Holdings Inc.(1)	9,578	19,635
Pediatric Services of America Inc.(1)	8,366	104,408
Psychemedics Corp.	11,659	204,732
Q-Med Inc.(1)	9,523	40,568
Radiation Therapy Services Inc.(1)	7,476	201,179
RehabCare Group Inc.(1)	10,324	179,431
Res-Care Inc.(1)	14,685	293,700
Sun Healthcare Group Inc.(1)	11,739	102,012
SunLink Health Systems Inc.(1)	9,434	93,397
Symbion Inc.(1)	11,748	243,888
U.S. Physical Therapy Inc.(1)	10,858	158,961
VistaCare Inc. Class A(1)	8,366	101,229

		4,712,570
HOLDING COMPANIES - DIVERSIFIED—0.04%
Resource America Inc. Class A	2,828	53,873
Star Maritime Acquisition Corp.(1)	3,236	32,878

		86,751
HOME BUILDERS—0.51%
Cavalier Homes Inc.(1)	15,842	83,963
Cavco Industries Inc.(1)	4,183	185,893
Coachmen Industries Inc.	8,989	107,329
Fleetwood Enterprises Inc.(1)	33,999	256,352
Levitt Corp. Class A	3,246	51,936
M/I Homes Inc.	3,012	105,661
Modtech Holdings Inc.(1)	13,528	91,585
Monaco Coach Corp.(2)	15,042	191,033

		1,073,752

HOME FURNISHINGS—0.75%
American Technology Corp.(1)	16,376	43,724
American Woodmark Corp.	2,573	90,158
Applica Inc.(1)	657	2,904
Audiovox Corp. Class A(1)	12,104	165,341
Bassett Furniture Industries Inc.	8,277	153,207
DTS Inc.(1)	12,104	235,786
Hooker Furniture Corp.	6,052	101,492
Kimball International Inc. Class B	14,507	285,933
Stanley Furniture Co. Inc.	10,146	243,200
TiVo Inc.(1)	34,307	245,295
Universal Electronics Inc.(1)	385	6,818

		1,573,858
HOUSEHOLD PRODUCTS & WARES—0.60%
CNS Inc.	9,419	230,766
Ennis Inc.	20,381	401,098
Prestige Brands Holdings Inc.(1)	10,839	108,065
Standard Register Co. (The)	9,092	107,740
WD-40 Co.	12,638	424,258

		1,271,927
HOUSEWARES—0.15%
Libbey Inc.	11,392	83,731
Lifetime Brands Inc.	428	9,275
National Presto Industries Inc.	4,242	221,772

		314,778
INSURANCE—1.33%
Affirmative Insurance Holdings Inc.	9,612	150,428
AmCOMP Inc.(1)	1,577	16,622
American Independence Corp.(1)	886	10,889
American Physicians Capital Inc.(1)	4,628	243,387
Amerisafe Inc.(1)	757	9,417
Baldwin & Lyons Inc. Class B	10,057	256,454
Bristol West Holdings Inc.	946	15,136
Brooke Corp.	721	8,652
Capital Title Group Inc.	21,004	154,799
Ceres Group Inc.(1)	21,004	130,645
Citizens Inc.(1)	17,162	85,982
Crawford & Co. Class B	17,889	128,443
Direct General Corp.	10,947	185,223
Donegal Group Inc. Class A	1,157	22,457
Enstar Group Inc.(1)	572	52,733
First Acceptance Corp.(1)	1,853	21,828
FPIC Insurance Group Inc.(1)	5,696	220,720
Investors Title Co.	386	17,073
James River Group Inc.(1)	2,084	51,892
KMG America Corp.(1)	15,308	135,782
Meadowbrook Insurance Group(1)	5,827	48,481
National Atlantic Holdings Corp. Class A(1)	1,943	18,264
National Interstate Corp.	5,748	155,886
North Pointe Holdings Corp.(1)	131	956
NYMAGIC Inc.	3,675	106,759
Penn Treaty American Corp.(1)	10,439	77,040
PMA Capital Corp. Class A(1)	23,051	237,425
ProCentury Corp.	2,572	35,262
Republic Companies Group Inc.	3,854	68,254
SCPIE Holdings Inc.(1)	1,832	42,594
SeaBright Insurance Holdings Inc.(1)	3,857	62,136

Specialty Underwriters’ Alliance Inc.(1)	3,405	22,745
21st Century Holding Co.	716	9,365

		2,803,729
INTERNET—4.80%
Access Integrated Technologies Inc. Class A(1)	4,568	44,812
ActivIdentity Corp.(1)	33,642	153,408
Agile Software Corp.(1)	34,532	218,933
Alloy Inc.(1)	4,064	42,631
Answers Corp.(1)	6,970	66,354
Answerthink Inc.(1)	26,255	105,808
Applied Digital Solutions Inc.(1)	48,387	91,451
Arbinet-thexchange Inc.(1)	6,393	35,865
Art Technology Group Inc.(1)	61,677	183,797
AsiaInfo Holdings Inc.(1)	27,768	119,125
@Road Inc.(1)	34,532	190,617
Audible Inc.(1)(2)	19,770	179,709
autobytel.com Inc.(1)	33,083	116,783
Blue Coat Systems Inc.(1)	4,236	71,419
Blue Nile Inc.(1)(2)	9,256	297,673
Centillium Communications Inc.(1)	25,988	73,026
Chordiant Software Inc.(1)	55,002	166,656
Click Commerce Inc.(1)(2)	4,361	86,043
Cogent Communications Group Inc.(1)	5,765	54,018
Corillian Corp.(1)	26,967	80,631
CyberSource Corp.(1)	20,470	239,499
Drugstore.com Inc.(1)	45,390	131,631
eCollege.com Inc.(1)	12,460	263,404
EDGAR Online Inc.(1)	1,958	9,203
eDiets.com Inc.(1)	7,308	36,905
Entrust Inc.(1)	37,380	127,466
ePlus Inc.(1)	7,565	85,711
eResearch Technology Inc.(1)	19,924	181,308
FTD Group Inc.(1)	1,277	17,240
Globix Corp.(1)	9,934	49,372
Harris Interactive Inc.(1)	39,872	227,270
Health Grades Inc.(1)	6,447	29,012
HealthStream Inc.(1)	18,512	70,716
Hollywood Media Corp.(1)	22,072	84,315
i2 Technologies Inc.(1)	3,444	43,635
I-many Inc.(1)	3,982	9,557
iMergent Inc.(1)	3,165	41,145
Internet Capital Group Inc.(1)	22,072	198,648
Interwoven Inc.(1)	24,119	206,941
iPass Inc.(1)	38,537	215,807
Jupitermedia Corp.(1)	6,506	84,578
Keynote Systems Inc.(1)	16,287	167,919
Knot Inc. (The)(1)	8,989	188,140
Lionbridge Technologies Inc.(1)	29,560	163,467
MIVA Inc.(1)	15,664	63,439
Napster Inc.(1)	21,182	65,241
NetBank Inc.	38,537	255,500
NetRatings Inc.(1)	10,344	143,678
Network Engines Inc.(1)	40,228	76,031
NIC Inc.(1)	7,985	57,732
1-800 CONTACTS INC.(1)	1,690	25,350
1-800-FLOWERS.COM Inc.(1)	17,266	99,625
Online Resources Corp.(1)	17,413	180,050
Overstock.com Inc.(1)	3,822	81,256
PC-Tel Inc.(1)	13,652	116,588
Perficient Inc.(1)	3,844	47,512
PlanetOut Inc.(1)	13,600	95,200
ProQuest Co.(1)	8,319	102,241

Quovadx Inc.(1)	29,993	77,382
RightNow Technologies Inc.(1)	8,900	148,452
S1 Corp.(1)	44,055	211,464
Secure Computing Corp.(1)	29,459	253,347
Selectica Inc.(1)	24,920	62,300
SonicWALL Inc.(1)	32,129	288,840
Stellent Inc.	18,423	175,940
SumTotal Systems Inc.(1)	17,266	108,258
SupportSoft Inc.(1)	29,103	114,666
TeleCommunication Systems Inc.(1)(2)	21,627	51,689
Terremark Worldwide Inc.(1)	23,407	84,265
TheStreet.com Inc.	3,502	44,896
Travelzoo Inc.(1)	6,745	204,643
TriZetto Group Inc. (The)(1)	16,917	250,202
TRX Inc.(1)	938	8,451
Tumbleweed Communications Corp.(1)	34,799	99,177
24/7 Real Media Inc.(1)	24,475	214,891
Varsity Group Inc.(1)	13,706	55,920
Vasco Data Security International Inc.(1)	16,892	141,048
Vignette Corp.(1)	18,511	269,890
WatchGuard Technologies Inc.(1)	31,061	126,418
Web.com Inc.(1)	700	4,179
webMethods Inc.(1)	31,773	313,600
WebSideStory Inc.(1)	6,942	84,692
Website Pros Inc.(1)	1,770	18,213
WorldGate Communications Inc.(1)(2)	32,851	53,876

		10,127,790
INVESTMENT COMPANIES—0.65%
Capital Southwest Corp.	99	10,341
Gladstone Capital Corp.(2)	12,282	262,712
Gladstone Investment Corp.	10,584	158,760
Harris & Harris Group Inc.(1)	12,015	132,646
Hercules Technology Growth Capital Inc.	8,129	98,361
Medallion Financial Corp.	12,104	156,868
MVC Capital Inc.	5,572	74,888
NGP Capital Resources Co.	5,847	85,542
Patriots Capital Funding Inc.	11,181	124,109
Prospect Energy Corp.	7,376	125,318
Technology Investment Capital Corp.	6,220	91,123
UTEK Corp.	2,689	53,914

		1,374,582
IRON & STEEL—0.29%
Material Sciences Corp.(1)	6,586	59,472
Olympic Steel Inc.	6,675	236,228
Steel Technologies Inc.	8,277	160,905
Universal Stainless & Alloy Products Inc.(1)	769	22,509
Wheeling-Pittsburgh Corp.(1)	7,120	141,617

		620,731
LEISURE TIME—0.86%
Aldila Inc.	4,718	119,460
Ambassadors Group Inc.	14,418	416,392
Ambassadors International Inc.	916	21,297
Arctic Cat Inc.	25,871	504,743
Bally Total Fitness Holding Corp.(1)	9,917	67,237
Escalade Inc.	7,209	93,717
K2 Inc.(1)	16,700	182,698
Multimedia Games Inc.(1)	15,664	158,676
Nautilus Inc.	11,453	179,927
Navigant International Inc.(1)	4,317	69,202

		1,813,349

LODGING—0.66%
Interstate Hotels & Resorts Inc.(1)	23,496	218,278
Lakes Gaming Inc.(1)	8,725	105,485
Lodgian Inc.(1)	12,193	173,750
Marcus Corp.	5,261	109,850
Monarch Casino & Resort Inc.(1)	5,696	160,172
Morgans Hotel Group Co.(1)	6,338	98,619
MTR Gaming Group Inc.(1)	17,533	164,460
Red Lion Hotels Corp.(1)	2,468	27,025
Riviera Holdings Corp.(1)	6,141	124,048
Sands Regent(1)	150	2,175
Trump Entertainment Resorts Inc.(1)	10,563	212,844

		1,396,706
MACHINERY—1.51%
Cascade Corp.	7,921	313,276
Columbus McKinnon Corp.(1)	11,837	257,336
Flow International Corp.(1)	15,753	221,645
Gehl Corp.(1)	7,476	190,862
Gerber Scientific Inc.(1)	17,266	224,631
Global Power Equipment Group Inc.(1)	23,763	75,566
Gorman-Rupp Co. (The)	40	1,064
Hurco Companies Inc.(1)	4,973	127,756
Intevac Inc.(1)	16,109	349,243
iRobot Corp.(1)	2,400	59,712
Kadant Inc.(1)	1,597	36,731
Lindsay Manufacturing Co.	9,612	260,677
Park-Ohio Holdings Corp.(1)	6,319	109,129
Presstek Inc.(1)	20,559	191,404
Robbins & Myers Inc.	370	9,672
Tecumseh Products Co. Class A(1)	12,727	244,358
Tennant Co.	8,455	425,117
TurboChef Technologies Inc.(1)(2)	7,654	85,112

		3,183,291
MANUFACTURING—1.33%
Ameron International Corp.	4,806	322,098
Applied Films Corp.(1)	9,523	271,310
Blount International Inc.(1)	9,251	111,197
Flanders Corp.(1)	12,371	124,081
GenTek Inc.(1)	9,612	258,082
GP Strategies Corp.(1)	11,926	91,949
Myers Industries Inc.	20,025	344,230
Nanophase Technologies Corp.(1)(2)	11,481	83,122
Portec Rail Products Inc.	11,659	163,576
PW Eagle Inc.	2,535	76,658
Quixote Corp.	5,607	101,038
Raven Industries Inc.	11,659	367,259
Reddy Ice Holdings Inc.	3,548	72,202
Smith & Wesson Holding Corp.(1)	16,910	139,000
Standex International Corp.	1,497	45,434
Sturm, Ruger & Co. Inc.	17,711	110,694
Tredegar Corp.	7,825	123,792

		2,805,722
MEDIA—1.47%
Acacia Research Corp. - Acacia Technologies Group(1)	28,569	401,680
Acme Communications Inc.(1)	17,978	91,328
Beasley Broadcast Group Inc. Class A	16,654	116,578
Charter Communications Inc. Class A(1)	175,426	198,231
Courier Corp.	5,073	203,021

Crown Media Holdings Inc.(1)	2,778	11,445
Emmis Communications Corp.(1)	13,575	212,313
Fisher Communications Inc.(1)	6,410	270,053
4Kids Entertainment Inc.(1)	8,010	129,842
Global Traffic Network Inc.(1)	4,465	24,558
Gray Television Inc.	16,878	97,724
Journal Register Co.	9,119	81,706
Lin TV Corp. Class A(1)	10,612	80,121
LodgeNet Entertainment Corp.(1)	13,617	253,957
Moscow CableCom Corp.(1)	4,363	45,681
New Frontier Media Inc.(1)	13,261	95,081
Nexstar Broadcasting Group Inc. Class A(1)	5,545	26,616
NTN Communications Inc.(1)	43,521	67,458
Outdoor Channel Holdings Inc.(1)	6,024	62,168
Playboy Enterprises Inc. Class B(1)	16,376	163,432
Primedia Inc.(1)	74,192	135,771
Private Media Group Inc.(1)	726	3,231
Regent Communications Inc.(1)	27,295	111,637
Saga Communications Inc.(1)	7,543	68,340
Salem Communications Corp. Class A(1)	3,386	44,052
Spanish Broadcasting System Inc. Class A(1)	18,264	93,329
Young Broadcasting Inc. Class A(1)	6,334	19,889

		3,109,242
METAL FABRICATE & HARDWARE—0.77%
Castle (A.M.) & Co.	6,052	195,177
CIRCOR International Inc.	9,791	298,528
Dynamic Materials Corp.	3,795	128,005
Foster (L.B.) Co. Class A(1)	1,487	36,089
Ladish Co. Inc.(1)	13,528	506,894
NN Inc.	11,036	136,295
Northwest Pipe Co.(1)	3,916	99,075
RBC Bearings Inc.(1)	6,164	139,923
Sun Hydraulics Corp.	4,539	94,320

		1,634,306
MINING—0.28%
Brush Engineered Materials Inc.(1)	13,439	280,203
Charles & Colvard Ltd.(2)	11,330	119,305
Mines Management Inc.(1)(2)	12,104	89,570
U.S. Energy Corp.(1)	21,983	96,286

		585,364
OFFICE & BUSINESS EQUIPMENT—0.01%
TRM Corp.(1)	1,713	11,871

		11,871
OIL & GAS—2.43%
Abraxas Petroleum Corp.(1)	16,198	69,975
Adams Resources & Energy Inc.	5,785	189,517
American Oil & Gas Inc.(1)(2)	32,485	168,597
Arena Resources Inc.(1)	2,869	98,378
Aurora Oil & Gas Corp.(1)	22,522	90,088
Brigham Exploration Co.(1)	20,737	164,030
Bronco Drilling Co. Inc.(1)	3,736	78,045
Callon Petroleum Co.(1)	7,743	149,750
Cano Petroleum Inc.(1)	11,034	62,563
Clayton Williams Energy Inc.(1)	4,272	147,555
Contango Oil & Gas Co.(1)	11,659	164,858
CREDO Petroleum Corp.(1)	309	5,954
Double Eagle Petroleum Co.(1)	10,169	168,805
Edge Petroleum Corp.(1)	11,659	232,947
Endeavour International Corp.(1)	37,925	90,641

Exploration Company of Delaware (The)(1)	18,496	197,167
FX Energy Inc.(1)	9,043	41,779
Gasco Energy Inc.(1)(2)	44,055	196,045
GeoGlobal Resources Inc.(1)(2)	14,507	70,939
GMX Resources Inc.(1)	5,607	173,368
Goodrich Petroleum Corp.(1)	4,895	138,969
Harvest Natural Resources Inc.(1)	20,915	283,189
McMoRan Exploration Co.(1)(2)	12,639	222,446
Meridian Resource Corp. (The)(1)	46,280	161,980
Panhandle Royalty Co. Class A	431	8,081
Petroleum Development Corp.(1)	10,146	382,504
PetroQuest Energy Inc.(1)	25,632	314,761
Quest Resource Corp.(1)	4,983	67,520
Toreador Resources Corp.(1)	8,277	232,832
Transmeridian Exploration Inc.(1)(2)	38,805	221,189
Tri-Valley Corp.(1)(2)	16,554	136,571
VAALCO Energy Inc.(1)	39,694	387,413
Whittier Energy Corp.(1)	667	5,623

		5,124,079
OIL & GAS SERVICES—0.97%
Allis-Chalmers Energy Inc.(1)	6,319	85,875
Dawson Geophysical Co.(1)	6,319	194,436
Flotek Industries Inc.(1)	951	14,788
Gulf Island Fabrication Inc.	7,544	151,182
Infinity Energy Resources Inc.(1)	14,058	97,703
MarkWest Hydrocarbon Inc.	8,751	216,587
Matrix Service Co.(1)	19,402	221,959
Metretek Technologies Inc.(1)	5,422	93,150
Mitcham Industries Inc.(1)	9,256	118,199
NATCO Group Inc. Class A(1)	4,716	189,583
Natural Gas Services Group Inc.(1)	2,845	42,590
Newpark Resources Inc.(1)	54,735	336,620
Omni Energy Services Corp.(1)	4,956	58,233
Particle Drilling Technologies Inc.(1)	298	1,049
TGC Industries Inc.(1)	1,700	18,258
Trico Marine Services Inc.(1)	2,843	96,662
Union Drilling Inc.(1)	2,183	32,439
Warrior Energy Service Corp.(1)	3,277	79,729

		2,049,042
PACKAGING & CONTAINERS—0.21%
AEP Industries Inc.(1)	6,764	226,053
Chesapeake Corp.	12,727	208,850

		434,903
PHARMACEUTICALS—4.75%
ACADIA Pharmaceuticals Inc.(1)	9,462	79,859
Accelrys Inc.(1)	4,793	34,174
Acusphere Inc.(1)	7,666	26,294
Advancis Pharmaceutical Corp.(1)	2,144	6,368
Akorn Inc.(1)	14,598	58,100
Alfacell Corp.(1)(2)	32,218	91,821
Allos Therapeutics Inc.(1)	36,134	126,469
Alnylam Pharmaceuticals Inc.(1)	12,138	183,041
Altus Pharmaceuticals Inc.(1)	385	7,103
Anadys Pharmaceuticals Inc.(1)	12,395	36,193
Anika Therapeutics Inc.(1)	8,544	82,706
Antigenics Inc.(1)(2)	30,590	64,851
Array BioPharma Inc.(1)	20,395	175,397
AtheroGenics Inc.(1)(2)	22,962	299,654
Auxilium Pharmaceuticals Inc.(1)	13,779	107,201
AVANIR Pharmaceuticals Class A(1)(2)	17,389	118,941

AVI BioPharma Inc.(1)	13,698	51,368
Bentley Pharmaceuticals Inc.(1)(2)	8,099	88,765
Bioenvision Inc.(1)	26,967	143,734
BioScrip Inc.(1)	29,370	157,717
BioSphere Medical Inc.(1)	1,658	10,528
Bradley Pharmaceuticals Inc.(1)(2)	9,167	93,503
Caraco Pharmaceutical Laboratories Ltd.(1)	1,393	12,746
Cell Therapeutics Inc.(1)(2)	100,217	144,312
Chelsea Therapeutics International(1)	3,573	13,577
CollaGenex Pharmaceuticals Inc.(1)	10,502	125,814
CombinatoRX Inc.(1)	8,982	78,952
Connetics Corp.(1)	13,269	156,043
Cortex Pharmaceuticals Inc.(1)(2)	32,663	97,989
Cyclacel Pharmaceuticals Inc.(1)	3,508	23,679
Cypress Bioscience Inc.(1)	8,504	52,215
Cytomedix Inc.(1)	5,692	17,645
Cytrx Corp.(1)	16,658	21,989
Dendreon Corp.(1)	41,284	199,815
Depomed Inc.(1)	32,129	188,597
Discovery Laboratories Inc.(1)	136,523	285,333
DOV Pharmaceutical Inc.(1)	14,151	30,000
Durect Corp.(1)	25,721	99,540
DUSA Pharmaceuticals Inc.(1)	17,779	100,451
Dyax Corp.(1)	26,865	78,983
Dynavax Technologies Corp.(1)	20,921	86,822
Emisphere Technologies Inc.(1)	6,021	51,359
Favrille Inc.(1)	369	1,808
Generex Biotechnology Corp.(1)	23,207	42,005
Genta Inc.(1)	74,582	122,314
Hemispherx Biopharma Inc.(1)(2)	46,903	119,134
Hi-Tech Pharmacal Co. Inc.(1)	5,498	91,102
Hollis-Eden Pharmaceuticals Inc.(1)	14,774	70,767
Icagen Inc.(1)	2,899	14,495
Idenix Pharmaceuticals Inc.(1)	7,558	71,045
I-Flow Corp.(1)	12,727	137,706
Immtech Pharmaceuticals Inc.(1)(2)	12,291	83,456
Indevus Pharmaceuticals Inc.(1)	35,394	193,605
InSite Vision Inc.(1)	16,155	26,333
Insmed Inc.(1)	98,978	158,365
Inspire Pharmaceuticals Inc.(1)	29,569	137,496
Introgen Therapeutics Inc.(1)(2)	22,397	95,187
Isis Pharmaceuticals Inc.(1)	41,885	253,404
ISTA Pharmaceuticals Inc.(1)	14,571	105,203
La Jolla Pharmaceutical Co.(1)	370	1,358
Mannatech Inc.(2)	10,146	127,941
Matrixx Initiatives Inc.(1)	8,455	131,560
Nabi Biopharmaceuticals(1)	20,047	115,070
Nastech Pharmaceutical Co. Inc.(1)	13,083	206,711
Neogen Corp.(1)	1,558	29,789
NeoPharm Inc.(1)	14,600	77,818
Neurogen Corp.(1)	2,667	13,655
NitroMed Inc.(1)	3,924	18,953
NovaDel Pharma Inc.(1)	7,821	10,558
Noven Pharmaceuticals Inc.(1)	14,151	253,303
NPS Pharmaceuticals Inc.(1)	27,964	136,464
Nutraceutical International Corp.(1)	1,762	27,011
Nutrition 21 Inc.(1)	5,886	10,713
Pain Therapeutics Inc.(1)(2)	22,517	188,017
Penwest Pharmaceuticals Co.(1)	18,423	402,174
PetMed Express Inc.(1)	14,774	162,071
Pharmacopeia Drug Discovery(1)	24,386	97,544
Pharmacyclics Inc.(1)	10,174	39,272
Point Therapeutics Inc.(1)	18,868	46,793

Poniard Pharmaceuticals Inc.(1)	26,472	25,381
POZEN Inc.(1)(2)	19,135	134,710
Progenics Pharmaceuticals Inc.(1)	11,144	268,125
Pro-Pharmaceuticals Inc.(1)	28,124	88,591
Quigley Corp. (The)(1)	2,116	19,404
Reliv International Inc.	9,968	98,484
Renovis Inc.(1)	10,665	163,281
Repros Therapeutics Inc.(1)	285	2,320
Rigel Pharmaceuticals Inc.(1)	21,736	211,491
Salix Pharmaceuticals Ltd.(1)	19,785	243,356
Santarus Inc.(1)(2)	20,915	139,085
Schiff Nutrition International Inc.(1)	1,654	11,049
SciClone Pharmaceuticals Inc.(1)	4,020	9,206
SCOLR Pharma Inc.(1)(2)	24,564	122,329
Somaxon Pharmaceuticals Inc.(1)	794	12,394
Spectrum Pharmaceuticals Inc.(1)	2,785	10,862
Star Scientific Inc.(1)	10,803	27,872
Sunesis Pharmaceuticals Inc.(1)	4,417	27,385
Theragenics Corp.(1)	26,789	91,350
Threshold Pharmaceuticals Inc.(1)	4,236	14,826
Titan Pharmaceuticals Inc.(1)	2,347	5,023
Trimeris Inc.(1)	12,625	145,061
Vanda Pharmaceuticals Inc.(1)	6,540	54,478
ViaCell Inc.(1)	6,931	31,536
Vion Pharmaceuticals Inc.(1)	49,040	70,127
VIVUS Inc.(1)	37,558	144,598
XenoPort Inc.(1)	6,946	125,792

		10,027,964
PIPELINES—0.15%
TransMontaigne Inc.(1)	27,590	309,284

		309,284
REAL ESTATE—0.49%
Avatar Holdings Inc.(1)(2)	4,806	273,798
California Coastal Communities Inc.(1)	6,845	219,040
Consolidated-Tomoka Land Co.	3,471	191,391
HouseValues Inc.(1)(2)	5,162	35,773
Tarragon Corp.	6,853	94,914
Thomas Properties Group Inc.	16,079	189,089
ZipRealty Inc.(1)	4,180	35,446

		1,039,451
REAL ESTATE INVESTMENT TRUSTS—4.96%
Aames Investment Corp.	10,208	50,938
Affordable Residential Communities Inc.(1)	16,643	178,912
Agree Realty Corp.	12,254	416,268
American Campus Communities Inc.	11,036	274,245
American First Apartment Investors Inc.	16,748	249,210
Amerivest Properties Inc.(1)	24,030	105,492
AmREIT Class A	3,514	25,231
Anworth Mortgage Asset Corp.	26,254	217,908
Arbor Realty Trust Inc.	8,633	216,257
Associated Estates Realty Corp.	37,469	464,616
BNP Residential Properties Inc.	11,305	192,750
Boykin Lodging Co.(1)	13,973	152,166
Capital Lease Funding Inc.	32,307	368,623
Capital Trust Inc. Class A	11,029	392,853
Capstead Mortgage Corp.	17,088	129,698
Cedar Shopping Centers Inc.	23,941	352,412
CentraCore Properties Trust	12,816	317,196
Columbia Equity Trust Inc.	8,439	129,623
Eagle Hospitality Properties Trust Inc.	1,888	18,181

ECC Capital Corp.	8,909	10,869
Education Realty Trust Inc.	16,376	272,660
Feldman Mall Properties Inc.	4,388	48,092
Fieldstone Investment Corp.	8,711	79,793
First Potomac Realty Trust	13,083	389,743
Gladstone Commercial Corp.	25,261	473,896
GMH Communities Trust	16,999	224,047
Government Properties Trust Inc.	4,307	40,873
Gramercy Capital Corp.	8,455	218,985
Hersha Hospitality Trust	35,600	330,724
HomeBanc Corp.	34,443	273,477
Investors Real Estate Trust	8,827	79,708
JER Investors Trust Inc.	890	13,840
Kite Realty Group Trust	5,772	89,985
LTC Properties Inc.	13,350	298,373
Luminent Mortgage Capital Inc.	22,962	212,628
Medical Properties Trust Inc.	4,576	50,519
MFA Mortgage Investments Inc.	9,269	63,771
Monmouth Real Estate Investment Corp. Class A	21,807	175,764
MortgageIT Holdings Inc.	12,193	147,048
Newkirk Realty Trust Inc.	1,360	23,610
NorthStar Realty Finance Corp.	10,429	125,252
One Liberty Properties Inc.	23,230	441,370
Opteum Inc. Class A	25,721	232,003
Parkway Properties Inc.	2,610	118,755
Ramco-Gershenson Properties Trust	10,502	282,819
Saul Centers Inc.	820	33,440
Saxon Capital Inc.	13,496	154,394
Sizeler Property Investors Inc.	19,135	307,308
Sunset Financial Resources Inc.	21,609	181,948
Universal Health Realty Income Trust	12,017	376,733
Urstadt Biddle Properties Inc. Class A	2,701	43,999
Windrose Medical Properties Trust	4,632	67,627
Winston Hotels Inc.	27,145	332,526

		10,469,158
RETAIL—4.15%
AC Moore Arts & Crafts Inc.(1)	4,019	65,550
AFC Enterprises Inc.(1)	9,829	125,320
Allion Healthcare Inc.(1)	3,510	30,502
America’s Car-Mart Inc.(1)(2)	9,167	186,182
Big 5 Sporting Goods Corp.	7,763	151,379
BJ’s Restaurants Inc.(1)	9,790	218,709
Blair Corp.	7,209	214,468
Bombay Co. Inc. (The)(1)	25,276	61,168
Bon-Ton Stores Inc. (The)	9,790	214,205
Books-A-Million Inc.	10,146	169,235
Buca Inc.(1)	14,738	83,270
Buffalo Wild Wings Inc.(1)	6,373	244,150
Build-A-Bear Workshop Inc.(1)	3,595	77,328
Cache Inc.(1)	8,811	152,783
California Pizza Kitchen Inc.(1)	11,836	325,253
Caribou Coffee Co. Inc.(1)	512	3,820
Casual Male Retail Group Inc.(1)	20,648	207,512
Celebrate Express Inc.(1)	556	7,234
Champps Entertainment Inc.(1)	12,727	83,489
Charlotte Russe Holding Inc.(1)	8,544	204,543
Citi Trends Inc.(1)	1,686	71,975
Collegiate Pacific Inc.	596	6,407
Cosi Inc.(1)	22,072	137,509
Cost Plus Inc.(1)	11,301	165,673
CSK Auto Corp.(1)	15,017	179,753

Deb Shops Inc.	868	20,927
dELiA*s Inc.(1)	7,921	64,002
Denny’s Corp.(1)	57,920	213,725
Design Within Reach Inc.(1)	13,439	91,923
Duckwall-Alco Stores Inc.(1)	252	7,563
EZCORP Inc.(1)	7,743	291,834
Famous Dave’s of America Inc.(1)	8,455	112,452
Finlay Enterprises Inc.(1)	9,345	79,433
Fred’s Inc.	12,791	170,760
Hastings Entertainment Inc.(1)	13,884	108,295
Haverty Furniture Companies Inc.	16,554	259,732
Hot Topic Inc.(1)	16,603	191,101
Jo-Ann Stores Inc.(1)	7,594	111,252
Kona Grill Inc.(1)	2,113	27,469
Krispy Kreme Doughnuts Inc.(1)(2)	27,679	225,307
Lone Star Steakhouse & Saloon Inc.	3,836	100,618
Luby’s Inc.(1)	15,664	163,376
MarineMax Inc.(1)	7,743	203,099
McCormick & Schmick’s Seafood Restaurants Inc.(1)	3,629	86,370
Morton’s Restaurant Group Inc.(1)	591	9,054
Mothers Work Inc.(1)	1,254	43,953
Movado Group Inc.	15,041	345,191
Movie Gallery Inc.	8,105	50,332
Nathan’s Famous Inc.(1)	984	13,284
O’Charley’s Inc.(1)	16,376	278,392
RedEnvelope Inc.(1)	7,817	79,343
Restoration Hardware Inc.(1)	19,491	139,945
Rex Stores Corp.(1)	1,194	17,134
Rubio’s Restaurants Inc.(1)	11,728	99,688
Rush Enterprises Inc. Class A(1)	13,350	242,570
Ruth’s Chris Steak House Inc.(1)	5,120	104,550
Ryan’s Restaurant Group Inc.(1)	12,201	145,314
Sharper Image Corp.(1)(2)	8,188	90,969
Shoe Carnival Inc.(1)	5,696	135,907
Shoe Pavilion Inc.(1)	1,085	7,855
Smart & Final Inc.(1)	9,434	158,869
Sportsman’s Guide Inc. (The)(1)	6,853	209,017
Steak n Shake Co. (The)(1)	9,241	139,909
Syms Corp.(1)	1,015	18,676
Trans World Entertainment Corp.(1)	15,842	114,379
Tweeter Home Entertainment Group Inc.(1)	5,347	37,964
United Retail Group Inc.(1)	3,619	56,131
West Marine Inc.(1)	8,099	109,175
Wet Seal Inc. Class A(1)	26,475	129,198
Wilsons The Leather Experts Inc.(1)	14,774	60,721

		8,754,175
SAVINGS & LOANS—3.19%
Abington Community Bancorp Inc.	13,890	208,072
American Bancorp of New Jersey	2,684	31,913
Berkshire Hills Bancorp Inc.	8,386	297,535
Beverly Hills Bancorp Inc.	8,173	78,624
BFC Financial Corp. Class A(1)	29,548	204,472
CFS Bancorp Inc.	20,686	306,980
Citizens First Bancorp Inc.	11,926	318,543
First Financial Holdings Inc.	7,903	252,896
First Place Financial Corp.	9,879	227,316
Flag Financial Corp.	346	6,730
Flushing Financial Corp.	11,125	199,805
Franklin Bank Corp. (Texas)(1)	21,449	433,055
Horizon Financial Corp.	8,989	246,568
ITLA Capital Corp.	3,463	182,085

KNBT Bancorp Inc.	31,506	520,479
Legacy Bancorp Inc. When Issued	266	4,115
OceanFirst Financial Corp.	7,031	156,229
Partners Trust Financial Group Inc.	29,192	333,081
PennFed Financial Services Inc.	7,298	136,108
Provident New York Bancorp	37,558	496,517
Sound Federal Bancorp Inc.	15,667	325,717
Synergy Financial Group Inc.	18,136	272,040
TierOne Corp.	17,177	580,067
United Community Financial Corp.	20,470	245,640
Willow Grove Bancorp Inc.	15,486	246,382
WSFS Financial Corp.	6,969	428,245

		6,739,214
SEMICONDUCTORS—3.16%
Actel Corp.(1)	14,952	214,561
ADE Corp.(1)	6,319	205,304
Advanced Analogic Technologies Inc.(1)	11,460	120,101
ANADIGICS Inc.(1)	20,050	134,736
Asyst Technologies Inc.(1)	29,014	218,475
Aviza Technology Inc.(1)	2,273	11,797
Bookham Inc.(1)	19,847	66,686
Cascade Microtech Inc.(1)	5,073	58,137
CEVA Inc.(1)	16,554	95,682
Cohu Inc.	13,084	229,624
Credence Systems Corp.(1)	35,303	123,561
Electroglas Inc.(1)	13,528	41,125
EMCORE Corp.(1)	26,611	255,466
ESS Technology Inc.(1)	22,250	48,060
Exar Corp.(1)	7,943	105,404
FSI International Inc.(1)	19,936	137,359
Genesis Microchip Inc.(1)	12,972	149,956
Ikanos Communications Inc.(1)	6,254	94,998
Integrated Silicon Solution Inc.(1)	19,758	108,867
IXYS Corp.(1)	13,528	129,869
Kopin Corp.(1)	40,495	146,187
Kulicke & Soffa Industries Inc.(1)	29,549	218,958
Leadis Technology Inc.(1)	13,706	75,657
LTX Corp.(1)	35,600	249,556
MathStar Inc.(1)	4,096	24,248
Mattson Technology Inc.(1)	23,674	231,295
Microtune Inc.(1)	29,281	183,299
Mindspeed Technologies Inc.(1)(2)	94,797	228,461
MIPS Technologies Inc. Class A(1)	27,234	165,310
Monolithic Power Systems Inc.(1)	11,926	141,085
MoSys Inc.(1)	4,166	32,578
Nanometrics Inc.(1)	9,523	94,563
Pericom Semiconductor Corp.(1)	17,622	146,263
Pixelworks Inc.(1)	39,681	108,329
PLX Technology Inc.(1)	14,418	176,188
PortalPlayer Inc.(1)	8,666	85,013
Power Integrations Inc.(1)	9,924	173,472
QuickLogic Corp.(1)	15,753	77,032
Richardson Electronics Ltd.	191	1,404
Rudolph Technologies Inc.(1)	17,037	247,037
Semitool Inc.(1)	3,793	34,213
SigmaTel Inc.(1)	7,397	30,402
Standard Microsystems Corp.(1)	11,836	258,380
Supertex Inc.(1)	5,696	227,498
Transmeta Corp.(1)	69,828	113,121
TranSwitch Corp.(1)	79,725	168,220
Ultra Clean Holdings(1)	843	7,376
Ultratech Inc.(1)	13,915	219,022

Virage Logic Corp.(1)	11,139	104,595
Volterra Semiconductor Corp.(1)	9,078	138,530
White Electronic Designs Corp.(1)	258	1,311

		6,658,371
SOFTWARE—3.81%
Actuate Corp.(1)	38,626	156,049
Altiris Inc.(1)	12,549	226,384
American Software Inc. Class A	15,664	105,262
AMICAS Inc.(1)	34,710	112,113
Aspen Technology Inc.(1)	29,103	381,831
AuthentiDate Holding Corp.(1)	22,250	58,963
Borland Software Corp.(1)	48,326	255,161
Bottomline Technologies Inc.(1)	9,968	81,140
Callidus Software Inc.(1)	6,740	35,587
CallWave Inc.(1)	1,126	4,110
Captaris Inc.(1)	19,313	89,805
Computer Programs & Systems Inc.	5,874	234,725
Concur Technologies Inc.(1)	19,313	298,772
Concurrent Computer Corp.(1)	42,809	111,731
Convera Corp.(1)(2)	9,968	66,985
Covad Communications Group Inc.(1)	127,217	255,706
DataTRAK International Inc.(1)	8,905	64,027
Dendrite International Inc.(1)	11,732	108,404
Digi International Inc.(1)	16,999	212,997
Emageon Inc.(1)	11,125	162,314
Embarcadero Technologies Inc.(1)	12,549	76,549
Epicor Software Corp.(1)	21,028	221,425
EPIQ Systems Inc.(1)(2)	9,701	161,425
FalconStor Software Inc.(1)	14,388	100,284
Indus International Inc.(1)	37,558	107,416
Infocrossing Inc.(1)	14,863	171,668
infoUSA Inc.	9,083	93,646
InPhonic Inc.(1)	8,539	53,796
Interactive Intelligence Inc.(1)	1,261	17,831
Inter-Tel Inc.	3,826	80,576
InterVideo Inc.(1)	8,633	84,344
INVESTools Inc.(1)	28,480	226,131
JDA Software Group Inc.(1)	16,465	231,004
Manugistics Group Inc.(1)	34,977	87,443
MapInfo Corp.(1)	15,308	199,769
Mediware Information Systems Inc.(1)	5,370	51,821
MetaSolv Inc.(1)	27,946	78,808
Moldflow Corp.(1)	8,177	95,753
MRO Software Inc.(1)	13,540	271,748
NaviSite Inc.(1)	6,105	27,473
Neoware Inc.(1)	8,722	107,193
Omnicell Inc.(1)	18,690	258,296
Open Solutions Inc.(1)	11,125	296,036
OPNET Technologies Inc.(1)	2,240	29,030
Packeteer Inc.(1)	23,125	262,238
PDF Solutions Inc.(1)	12,371	153,524
Peerless Systems Corp.(1)	18,003	92,355
Phase Forward Inc.(1)	18,512	213,258
Phoenix Technologies Ltd.(1)	20,203	97,176
PLATO Learning Inc.(1)	22,606	140,609
Safeguard Scientifics Inc.(1)	34,893	75,369
Schawk Inc.	3,003	52,553
SeaChange International Inc.(1)	16,554	115,216
Smith Micro Software Inc.(1)	9,180	147,064
Softbrands Inc.(1)	1,153	2,133
Taleo Corp. Class A(1)	1,547	18,239
Ulticom Inc.(1)	7,120	74,546

Ultimate Software Group Inc.(1)	15,219	291,596
VA Software Corp.(1)	38,893	150,905
Viewpoint Corp.(1)	4,597	8,045

		8,046,357
TELECOMMUNICATIONS—4.51%
Adaptec Inc.(1)	69,776	302,828
Airspan Networks Inc.(1)	32,485	81,213
Alaska Communications Systems Group Inc.	17,021	215,316
Anaren Inc.(1)	8,633	176,890
Applied Signal Technology Inc.	8,722	148,623
Avanex Corp.(1)	53,720	94,547
Avici Systems Inc.(1)	12,994	75,105
Aware Inc.(1)	12,671	71,971
CalAmp Corp.(1)	18,868	167,737
Carrier Access Corp.(1)	12,460	103,044
Cbeyond Communications Inc.(1)	6,109	133,237
C-COR Inc.(1)	30,883	238,417
Consolidated Communications Holdings Inc.	8,094	134,603
CT Communications Inc.	12,007	274,600
D&E Communications Inc.	12,905	139,890
Ditech Networks Inc.(1)	20,292	176,946
EFJ Inc.(1)	13,973	83,978
8X8 Inc.(1)(2)	172,035	168,594
EMS Technologies Inc.(1)	6,497	116,751
Endwave Corp.(1)	133	1,653
Eschelon Telecom Inc.(1)	2,402	37,159
Essex Corp.(1)	10,680	196,726
Extreme Networks Inc.(1)	32,188	133,902
FairPoint Communications Inc.	12,060	173,664
Glenayre Technologies Inc.(1)	46,102	121,709
Globecomm Systems Inc.(1)	15,664	116,697
GlobeTel Communications Corp.(1)(2)	56,604	68,491
Harmonic Inc.(1)	41,652	186,601
Hector Communications Corp.	653	22,881
Hickory Tech Corp.	22,451	157,157
Hypercom Corp.(1)	33,731	315,385
I.D. Systems Inc.(1)	4,895	86,788
Iowa Telecommunications Services Inc.	12,594	238,278
Knology Inc.(1)	5,330	49,569
KVH Industries Inc.(1)	17,355	202,359
Lantronix Inc.(1)	47,081	102,637
LCC International Inc. Class A(1)	24,564	91,624
Lightbridge Inc.(1)	11,459	148,394
Loral Space & Communications Ltd.(1)	3,513	99,629
Mpower Holding Corp.(1)	63,724	119,164
MRV Communications Inc.(1)(2)	71,734	223,093
Network Equipment Technologies Inc.(1)	17,355	54,495
NMS Communications Corp.(1)	37,469	135,638
North Pittsburgh Systems Inc.	8,633	237,925
Novatel Wireless Inc.(1)(2)	15,575	161,669
NTELOS Holdings Corp.(1)	6,327	91,425
Oplink Communications Inc.(1)	8,454	154,793
ParkerVision Inc.(1)(2)	11,392	103,667
Performance Technologies Inc.(1)	11,481	79,219
Premiere Global Services Inc.(1)	22,027	166,304
Radyne Corp.(1)	9,879	112,423
Rural Cellular Corp. Class A(1)	6,903	75,864
SafeNet Inc.(1)	10,678	189,214
SAVVIS Inc.(1)	2,887	85,484
Shenandoah Telecommunications Co.	2,136	100,392
Sirenza Microdevices Inc.(1)	7,503	91,086
SpectraLink Corp.	16,643	146,791

Stratex Networks Inc.(1)	68,352	231,713
Stratos International Inc.(1)	14,863	101,812
SunCom Wireless Holdings Inc. Class A(1)	28,836	43,254
SureWest Communications	11,392	220,093
Symmetricom Inc.(1)	27,768	196,320
Talk America Holdings Inc.(1)	20,559	127,260
Telkonet Inc.(1)(2)	27,056	84,956
Tollgrade Communications Inc.(1)	8,010	77,697
Tut Systems Inc.(1)	19,743	47,778
US LEC Corp. Class A(1)	909	2,963
USA Mobility Inc.	11,660	193,556
Warwick Valley Telephone Co.	2,196	42,822
Westell Technologies Inc. Class A(1)	41,919	91,803
Wireless Facilities Inc.(1)	37,914	104,264
Zhone Technologies Inc.(1)	79,654	162,494

		9,513,024
TEXTILES—0.11%
Angelica Corp.	4,895	85,858
Dixie Group Inc.(1)	11,659	154,948

		240,806
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(1)	9,934	199,574
Lenox Group Inc.(1)	11,748	83,293
Topps Co. (The)	32,841	269,953

		552,820
TRANSPORTATION—1.52%
ABX Air Inc.(1)	37,557	226,844
Celadon Group Inc.(1)	18,829	414,991
Covenant Transport Inc. Class A(1)	8,989	136,813
Dynamex Inc.(1)	8,722	190,227
Frozen Food Express Industries Inc.(1)	13,973	153,982
GulfMark Offshore Inc.(1)	8,900	229,887
Maritrans Inc.	6,319	157,343
Marten Transport Ltd.(1)	9,345	203,160
PHI Inc.(1)	5,144	170,781
RailAmerica Inc.(1)	29,726	310,934
SCS Transportation Inc.(1)	11,214	308,721
SIRVA Inc.(1)	16,132	104,374
U.S. Xpress Enterprises Inc. Class A(1)	7,476	202,002
Universal Truckload Services Inc.(1)	9,523	325,020
USA Truck Inc.(1)	3,649	65,025

		3,200,104
TRUCKING & LEASING—0.09%
Greenbrier Companies Inc. (The)	4,895	160,262
Interpool Inc.	1,370	30,441

		190,703
WATER—0.50%
Connecticut Water Service Inc.	9,256	216,776
Middlesex Water Co.	10,235	193,646
PICO Holdings Inc.(1)	3,234	104,297
Pure Cycle Corp.(1)	2,236	23,948
SJW Corp.	7,860	200,037
Southwest Water Co.	26,712	319,743

		1,058,447

TOTAL COMMON STOCKS
(Cost: $214,249,736)		210,124,365

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.35%

CERTIFICATES OF DEPOSIT(4)—0.12%
Credit Suisse First Boston NY
5.28%, 04/23/07	$8,162	8,162
Fortis Bank NY
4.43%, 07/20/06	20,395	20,395
Societe Generale
5.33%, 12/08/06	81,617	81,617
Toronto-Dominion Bank
3.94%, 07/10/06	40,808	40,808
Washington Mutual Bank
5.28%, 08/07/06	40,808	40,808
Wells Fargo Bank N.A.
4.78%, 12/05/06	65,293	65,293

		257,083
COMMERCIAL PAPER(4)—0.92%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	227,856	226,575
ASAP Funding Ltd.
5.21%, 08/08/06(5)	39,176	38,972
Barton Capital Corp.
5.29%, 08/01/06(5)	78,016	77,684
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	31,014	30,941
CC USA Inc.
5.03%, 10/24/06(5)	16,323	16,066
Chariot Funding LLC
5.30%, 07/28/06(5)	61,486	61,260
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	179,038	178,987
Curzon Funding LLC
5.30%, 07/31/06(5)	81,617	81,280
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	60,210	58,805
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	172,761	172,156
Five Finance Inc.
5.19%, 12/01/06(5)	36,727	35,928
General Electric Capital Services Inc.
5.22%, 12/11/06	8,162	7,971
Govco Inc.
5.22%, 08/03/06(5)	81,617	81,250
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	27,750	27,319
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	20,404	20,332
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	75,071	74,885
Landale Funding LLC
5.30%, 08/15/06(5)	89,778	89,210
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	126,367	125,405
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	82,433	82,191

Prudential Funding LLC
5.22%, 07/31/06	40,808	40,643
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	81,617	81,415
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	95,629	95,575
Scaldis Capital LLC
5.30%, 07/25/06(5)	51,016	50,851
Sydney Capital Corp.
5.10%, 07/07/06(5)	89,280	89,230
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	99,759	99,512

		1,944,443
MEDIUM-TERM NOTES(4)—0.11%
Bank of America N.A.
5.28%, 04/20/07	20,404	20,404
Dorada Finance Inc.
3.93%, 07/07/06(5)	25,301	25,301
K2 USA LLC
3.94%, 07/07/06(5)	48,970	48,970
Marshall & Ilsley Bank
5.18%, 12/15/06	81,617	81,744
Sigma Finance Inc.
5.13%, 03/30/07(5)	28,566	28,566
US Bank N.A.
2.85%, 11/15/06	16,323	16,212

		221,197
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(6)(7)	223,419	223,419

		223,419
REPURCHASE AGREEMENTS(4)—0.74%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,306 (collateralized by non-U.S. Government debt securities, value $168,362, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$163,233	163,233
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $122,480 (collateralized by non-U.S. Government debt securities, value $134,855, 2.12% to 6.47%, 11/25/34 to 12/25/42).	122,425	122,425
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,306 (collateralized by non-U.S. Government debt securities, value $167,663, 5.36% to 6.00%, 12/25/35 to 12/25/42).	163,233	163,233
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $204,132 (collateralized by non-U.S. Government debt securities, value $228,348, 0.00% to 10.00%, 6/1/28 to 12/15/35).	204,041	204,041

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $48,992 (collateralized by non-U.S. Government debt securities, value $55,436, 0.00% to 10.00%, 9/10/34 to 5/9/36).	48,970	48,970
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $81,653 (collateralized by non-U.S. Government debt securities, value $83,364, 5.22% to 5.42%, 7/3/06).	81,617	81,617
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $130,646 (collateralized by non-U.S. Government debt securities, value $137,305, 0.00% to 10.00%, 1/1/10 to 6/6/16).	130,587	130,587
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $163,306 (collateralized by non-U.S. Government debt securities, value $171,633, 0.00% to 8.57%, 6/25/23 to 4/25/46).	163,233	163,233
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $81,653 (collateralized by non-U.S. Government debt securities, value $84,183, 6.38% to 8.49%, 1/7/09 to 2/23/36).	81,617	81,617
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $81,653 (collateralized by non-U.S. Government debt securities, value $84,184, 0.07% to 7.75%, 2/22/11 to 12/15/45).	81,617	81,617
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $81,653 (collateralized by non-U.S. Government debt securities, value $85,890, 3.79% to 7.22%, 5/15/07 to 3/15/42).	81,617	81,617
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $28,579 (collateralized by non-U.S. Government debt securities, value $30,240, 0.00% to 10.00%, 7/3/06 to 6/30/36).	28,566	28,566
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $60,096 (collateralized by non-U.S. Government debt securities, value $60,480, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	57,132	57,132
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $163,306 (collateralized by non-U.S. Government debt securities, value $171,631, 0.00% to 10.00%, 1/1/10 to 5/6/16).	163,233	163,233

		1,571,121
TIME DEPOSITS(4)—0.36%
ABN Amro Bank NV
5.30%, 07/03/06	81,617	81,617
KBC Bank NV
5.32%, 07/03/06	244,850	244,850
Societe Generale
5.32%, 07/03/06	204,041	204,041
UBS AG
5.25%-5.34%, 07/03/06	235,308	235,308

		765,816

VARIABLE & FLOATING RATE NOTES(4)—1.99%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	208,938	208,968
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	61,212	61,212
American Express Centurion Bank
5.34%, 07/19/07	89,778	89,885
American Express Credit Corp.
5.23%, 07/05/07	24,485	24,501
ASIF Global Financing
5.17%, 05/03/07(5)	8,162	8,166
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	53,051	53,051
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	138,748	138,747
BMW US Capital LLC
5.20%, 07/13/07(5)	81,617	81,617
BNP Paribas
5.14%, 05/18/07(5)	150,991	150,991
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	59,580	59,580
Commodore CDO Ltd.
5.38%, 06/12/07(5)	20,404	20,404
Credit Agricole SA
5.31%, 07/23/07	81,617	81,617
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	81,617	81,616
DEPFA Bank PLC
5.37%, 06/15/07	81,617	81,617
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	93,859	93,866
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	81,617	81,617
Fifth Third Bancorp
5.28%, 06/22/07(5)	163,233	163,233
First Tennessee Bank N.A.
5.21%, 08/25/06	24,485	24,485
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	61,212	61,207
General Electric Capital Corp.
5.25%, 04/09/07	36,727	36,747
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	122,425	122,448
HBOS Treasury Services PLC
5.53%, 04/24/07(5)	81,617	81,617
JP Morgan Chase & Co.
5.12%, 07/02/07	61,212	61,212
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	122,425	122,421
Leafs LLC
5.27%, 01/22/07-02/20/07(5)	85,291	85,291
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	102,021	101,988
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	89,778	89,770
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	39,665	39,665
Marshall & Ilsley Bank
5.18%, 07/13/07	44,889	44,889
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	122,425	122,425
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	10,284	10,287

Mound Financing PLC
5.11%, 05/08/07(5)	76,720	76,720
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	81,617	81,611
National City Bank of Indiana
5.17%, 05/21/07	40,808	40,811
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	220,365	220,371
Newcastle Ltd.
5.34%, 04/24/07(5)	28,770	28,763
Northern Rock PLC
5.17%, 05/03/07(5)	97,940	97,942
Principal Life Global Funding I
5.63%, 02/08/07	36,727	36,831
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	61,212	61,209
Sigma Finance Inc.
5.51%, 06/18/07(5)	66,926	66,926
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	81,617	81,617
Strips III LLC
5.37%, 07/24/06(5)	19,079	19,079
SunTrust Bank
5.08%, 05/01/07	81,617	81,621
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	154,255	154,238
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	114,263	114,264
US Bank N.A.
5.28%, 09/29/06	36,727	36,725
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	130,652	130,652
Wachovia Bank N.A.
5.36%, 05/22/07	163,233	163,233
Wells Fargo & Co.
5.19%, 07/13/07(5)	40,808	40,811
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	73,455	73,453
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	80,719	80,453
Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	27,565	27,565

		4,200,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,183,114)		9,183,114

TOTAL INVESTMENTS IN SECURITIES—103.94%
(Cost: $223,432,850)		219,307,479
Other Assets, Less Liabilities—(3.94)%		(8,316,523)

NET ASSETS—100.00%		$210,990,956

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.07%

ADVERTISING—0.43%
Clear Channel Outdoor Holdings Inc. Class A(1)	21,093	$442,109
Donnelley (R.H.) Corp.(1)	30,543	1,651,460
Getty Images Inc.(1)	30,978	1,967,413
Harte-Hanks Inc.	33,347	855,017
Interpublic Group of Companies Inc.(1)	260,126	2,172,052
Lamar Advertising Co.(1)	49,378	2,659,499

		9,747,550
AEROSPACE & DEFENSE—0.79%
Alliant Techsystems Inc.(1)	21,005	1,603,732
Armor Holdings Inc.(1)	17,870	979,812
DRS Technologies Inc.	23,753	1,157,959
Goodrich (B.F.) Co.	73,885	2,976,827
L-3 Communications Holdings Inc.	72,726	5,484,995
Rockwell Collins Inc.	102,021	5,699,913

		17,903,238
AGRICULTURE—0.32%
Loews Corp. - Carolina Group	55,626	2,857,508
UST Inc.	96,239	4,349,040

		7,206,548
AIRLINES—0.72%
AMR Corp.(1)	125,684	3,194,887
Continental Airlines Inc. Class B(1)	52,298	1,558,480
Southwest Airlines Co.	478,568	7,834,158
UAL Corp.(1)	58,744	1,822,239
US Airways Group Inc.(1)	36,265	1,832,833

		16,242,597
APPAREL—0.74%
Coach Inc.(1)	229,546	6,863,425
Jones Apparel Group Inc.	67,120	2,133,745
Liz Claiborne Inc.	62,319	2,309,542
Polo Ralph Lauren Corp.	36,414	1,999,129
VF Corp.	52,363	3,556,495

		16,862,336
AUTO MANUFACTURERS—0.78%
Ford Motor Co.	1,076,114	7,457,470
Oshkosh Truck Corp.	43,899	2,086,080
PACCAR Inc.	99,414	8,189,725

		17,733,275
AUTO PARTS & EQUIPMENT—0.30%
Autoliv Inc.	49,459	2,797,896
BorgWarner Inc.	34,133	2,222,058
Goodyear Tire & Rubber Co. (The)(1)	105,667	1,172,904
TRW Automotive Holdings Corp.(1)	25,990	709,007

		6,901,865

BANKS—4.88%
AmSouth Bancorp	206,361	5,458,248
Associated Bancorp	78,854	2,486,267
BancorpSouth Inc.	47,290	1,288,652
Bank of Hawaii Corp.	30,326	1,504,170
BOK Financial Corp.	13,005	645,958
City National Corp.	24,866	1,618,528
Colonial BancGroup Inc. (The)	92,184	2,367,285
Comerica Inc.	96,855	5,035,491
Commerce Bancorp Inc.	109,831	3,917,672
Commerce Bancshares Inc.	39,823	1,993,141
Compass Bancshares Inc.	77,000	4,281,200
Cullen/Frost Bankers Inc.	32,859	1,882,821
East West Bancorp Inc.	36,204	1,372,494
First Citizens BancShares Inc. Class A	3,589	719,594
First Horizon National Corp.	73,482	2,953,976
Fulton Financial Corp.	103,504	1,647,784
Huntington Bancshares Inc.	146,257	3,448,740
Investors Financial Services Corp.	39,209	1,760,484
KeyCorp	241,019	8,599,558
M&T Bank Corp.	45,340	5,346,493
Marshall & Ilsley Corp.	150,948	6,904,362
Mercantile Bankshares Corp.	73,473	2,620,782
North Fork Bancorp Inc.	277,387	8,368,766
Northern Trust Corp.	130,020	7,190,106
Popular Inc.	165,987	3,186,950
Sky Financial Group Inc.	60,076	1,418,394
South Financial Group Inc. (The)	44,717	1,180,976
Synovus Financial Corp.	161,465	4,324,033
TCF Financial Corp.	78,650	2,080,292
TD Banknorth Inc.	60,099	1,769,916
UnionBanCal Corp.	31,911	2,061,131
Valley National Bancorp	66,380	1,706,630
Webster Financial Corp.	31,476	1,493,221
Whitney Holding Corp.	39,172	1,385,514
Wilmington Trust Corp.	40,673	1,715,587
Zions Bancorporation	63,274	4,931,576

		110,666,792
BEVERAGES—0.73%
Brown-Forman Corp. Class B	36,753	2,626,002
Coca-Cola Enterprises Inc.	182,108	3,709,540
Constellation Brands Inc.(1)	118,464	2,961,600
Hansen Natural Corp.(1)	9,094	1,731,225
Molson Coors Brewing Co. Class B	29,118	1,976,530
Pepsi Bottling Group Inc.	82,069	2,638,518
PepsiAmericas Inc.	37,212	822,757

		16,466,172
BIOTECHNOLOGY—1.10%
Celgene Corp.(1)	207,158	9,825,501
Charles River Laboratories International Inc.(1)	43,009	1,582,731
Invitrogen Corp.(1)	31,727	2,096,203
MedImmune Inc.(1)	148,331	4,019,770
Millennium Pharmaceuticals Inc.(1)	187,711	1,871,479
Millipore Corp.(1)	31,705	1,997,098
PDL BioPharma Inc.(1)	68,256	1,256,593
Vertex Pharmaceuticals Inc.(1)	65,692	2,411,553

		25,060,928

BUILDING MATERIALS—1.07%
American Standard Companies Inc.	106,222	4,596,226
Eagle Materials Inc.	30,005	1,425,237
Florida Rock Industries Inc.(2)	28,589	1,420,016
Lennox International Inc.	35,941	951,718
Martin Marietta Materials Inc.	27,268	2,485,478
Masco Corp.	236,849	7,020,204
USG Corp.(1)	22,837	1,665,502
Vulcan Materials Co.	59,992	4,679,376

		24,243,757
CHEMICALS—2.48%
Air Products & Chemicals Inc.	133,675	8,544,506
Airgas Inc.	40,331	1,502,330
Albemarle Corp.	23,422	1,121,445
Ashland Inc.	38,010	2,535,267
Cabot Corp.	37,818	1,305,477
Celanese Corp. Class A	45,290	924,822
Chemtura Corp.	143,281	1,338,245
Cytec Industries Inc.	24,594	1,319,714
Eastman Chemical Co.	48,752	2,632,608
Ecolab Inc.	107,538	4,363,892
FMC Corp.	23,319	1,501,510
Huntsman Corp.(1)	53,773	931,348
International Flavors & Fragrances Inc.	54,166	1,908,810
Lubrizol Corp.	40,772	1,624,764
Lyondell Chemical Co.	129,333	2,930,686
Mosaic Co. (The)(1)(2)	78,324	1,225,771
PPG Industries Inc.	98,766	6,518,556
Rohm & Haas Co.	95,860	4,804,503
RPM International Inc.	70,694	1,272,492
Sherwin-Williams Co. (The)	67,323	3,196,496
Sigma-Aldrich Corp.	39,920	2,899,789
Valhi Inc.	4,346	106,694
Valspar Corp. (The)	60,617	1,600,895
Westlake Chemical Corp.	8,082	240,844

		56,351,464
COAL—0.52%
Arch Coal Inc.	85,271	3,612,932
CONSOL Energy Inc.	109,238	5,103,599
Foundation Coal Holdings Inc.	27,167	1,274,947
Massey Energy Co.	48,884	1,759,824

		11,751,302
COMMERCIAL SERVICES—2.69%
ADESA Inc.	53,584	1,191,708
Alliance Data Systems Corp.(1)	48,427	2,848,476
Apollo Group Inc. Class A(1)	83,140	4,295,844
ARAMARK Corp. Class B	70,605	2,337,732
Block (H & R) Inc.	195,833	4,672,575
Career Education Corp.(1)	58,233	1,740,584
ChoicePoint Inc.(1)	51,326	2,143,887
Convergys Corp.(1)	83,557	1,629,361
Corporate Executive Board Co. (The)	23,869	2,391,674
Corrections Corp. of America(1)	23,907	1,265,637
Donnelley (R.R.) & Sons Co.	128,859	4,117,045
Equifax Inc.	76,667	2,632,745
Hewitt Associates Inc. Class A(1)	31,629	711,020
Iron Mountain Inc.(1)	68,344	2,554,699
ITT Educational Services Inc.(1)	26,086	1,716,720
Laureate Education Inc.(1)	26,007	1,108,678
Manpower Inc.	52,267	3,376,448

Paychex Inc.	200,414	7,812,138
Pharmaceutical Product Development Inc.	60,226	2,115,137
Quanta Services Inc.(1)	65,017	1,126,745
Robert Half International Inc.	89,633	3,764,586
Service Corp. International	176,356	1,435,538
ServiceMaster Co. (The)	173,353	1,790,736
United Rentals Inc.(1)	38,552	1,232,893
Weight Watchers International Inc.	27,598	1,128,482

		61,141,088
COMPUTERS—2.68%
Affiliated Computer Services Inc. Class A(1)	67,098	3,462,928
Cadence Design Systems Inc.(1)	168,458	2,889,055
Ceridian Corp.(1)	87,605	2,141,066
Cognizant Technology Solutions Corp.(1)	83,718	5,640,082
Computer Sciences Corp.(1)	111,206	5,386,819
Diebold Inc.	40,165	1,631,502
DST Systems Inc.(1)	35,247	2,097,196
Electronic Data Systems Corp.	309,142	7,437,957
FactSet Research Systems Inc.	24,847	1,175,263
Lexmark International Inc.(1)	62,801	3,506,180
National Instruments Corp.	33,522	918,503
NCR Corp.(1)	108,526	3,976,393
Network Appliance Inc.(1)	223,113	7,875,889
Reynolds & Reynolds Co. (The) Class A	37,404	1,147,181
SanDisk Corp.(1)	116,475	5,937,895
Synopsys Inc.(1)	85,767	1,609,847
Unisys Corp.(1)	204,537	1,284,492
Western Digital Corp.(1)	131,603	2,607,055

		60,725,303
COSMETICS & PERSONAL CARE—0.59%
Alberto-Culver Co.	46,460	2,263,531
Avon Products Inc.	268,501	8,323,531
Estee Lauder Companies Inc. (The) Class A	74,145	2,867,187

		13,454,249
DISTRIBUTION & WHOLESALE—0.83%
CDW Corp.	35,038	1,914,827
Fastenal Co.	74,941	3,019,373
Genuine Parts Co.	102,967	4,289,605
Grainger (W.W.) Inc.	45,606	3,430,939
Ingram Micro Inc. Class A(1)	83,640	1,516,393
Pool Corp.	31,570	1,377,399
Tech Data Corp.(1)	33,148	1,269,900
WESCO International Inc.(1)	28,843	1,990,167

		18,808,603
DIVERSIFIED FINANCIAL SERVICES—3.21%
Affiliated Managers Group Inc.(1)	18,675	1,622,671
AmeriCredit Corp.(1)	77,775	2,171,478
Ameriprise Financial Inc.	128,091	5,721,825
BlackRock Inc.	11,835	1,647,077
CBOT Holdings Inc. Class A(1)	31,494	3,766,367
CIT Group Inc.	118,868	6,215,608
E*TRADE Financial Corp.(1)	254,279	5,802,647
Eaton Vance Corp.	68,979	1,721,716
Edwards (A.G.) Inc.	45,650	2,525,358
Federated Investors Inc. Class B	54,601	1,719,931
First Marblehead Corp. (The)(2)	18,228	1,037,902
IndyMac Bancorp Inc.	39,071	1,791,405
IntercontinentalExchange Inc.(1)	12,159	704,492
Investment Technology Group Inc.(1)	25,807	1,312,544

Janus Capital Group Inc.	126,197	2,258,926
Jefferies Group Inc.	70,677	2,094,160
Legg Mason Inc.	76,049	7,568,396
MasterCard Inc. Class A(1)	36,699	1,761,552
Nasdaq Stock Market Inc. (The)(1)	56,355	1,685,014
Nelnet Inc. Class A(1)	11,574	469,326
Nuveen Investments Inc. Class A	47,232	2,033,338
NYSE Group Inc.(1)	92,963	6,366,106
Raymond James Financial Inc.	54,028	1,635,428
Rowe (T.) Price Group Inc.	158,358	5,987,516
Student Loan Corp. (The)	2,385	481,770
TD Ameritrade Holding Corp.	185,798	2,751,668

		72,854,221
ELECTRIC—5.90%
AES Corp. (The)(1)	392,554	7,242,621
Allegheny Energy Inc.(1)	97,399	3,610,581
Alliant Energy Corp.	70,088	2,404,018
Ameren Corp.	122,448	6,183,624
American Electric Power Co. Inc.	234,890	8,044,982
CenterPoint Energy Inc.	185,673	2,320,912
CMS Energy Corp.(1)	131,869	1,706,385
Consolidated Edison Inc.	146,556	6,512,949
Constellation Energy Group Inc.	106,706	5,817,611
DPL Inc.	72,502	1,943,054
DTE Energy Co.	106,004	4,318,603
Edison International	194,280	7,576,920
Energy East Corp.	88,059	2,107,252
Entergy Corp.	123,995	8,772,646
Great Plains Energy Inc.	47,389	1,320,258
Hawaiian Electric Industries Inc.(2)	48,372	1,350,063
MDU Resources Group Inc.	71,537	2,618,970
Mirant Corp.(1)	178,900	4,794,520
Northeast Utilities	91,570	1,892,752
NRG Energy Inc.(1)	81,678	3,935,246
NSTAR	63,689	1,821,505
OGE Energy Corp.	54,128	1,896,104
Pepco Holdings Inc.	113,515	2,676,684
PG&E Corp.	207,014	8,131,510
Pinnacle West Capital Corp.	59,151	2,360,716
PPL Corp.	226,888	7,328,482
Progress Energy Inc.	150,845	6,466,725
Puget Energy Inc.	69,189	1,486,180
Reliant Energy Inc.(1)	182,850	2,190,543
SCANA Corp.	68,861	2,656,657
Sierra Pacific Resources Corp.(1)	119,784	1,676,976
TECO Energy Inc.	124,485	1,859,806
Wisconsin Energy Corp.	69,756	2,811,167
WPS Resources Corp.	25,651	1,272,290
Xcel Energy Inc.	241,789	4,637,513

		133,746,825
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
American Power Conversion Corp.	101,960	1,987,200
AMETEK Inc.	42,267	2,002,610
Energizer Holdings Inc.(1)	36,849	2,158,246
Hubbell Inc. Class B	36,252	1,727,408
Molex Inc.	81,896	2,749,249

		10,624,713
ELECTRONICS—1.83%
Amphenol Corp. Class A	53,421	2,989,439
Applera Corp. - Applied Biosystems Group	110,345	3,569,661

Arrow Electronics Inc.(1)	72,646	2,339,201
Avnet Inc.(1)	76,419	1,529,908
AVX Corp.	30,214	477,079
Dolby Laboratories Inc. Class A(1)	20,859	486,015
Fisher Scientific International Inc.(1)	74,029	5,407,818
Gentex Corp.	91,686	1,283,604
Jabil Circuit Inc.	108,801	2,785,306
Mettler Toledo International Inc.(1)	24,309	1,472,396
PerkinElmer Inc.	75,504	1,578,034
Sanmina-SCI Corp.(1)	317,725	1,461,535
Solectron Corp.(1)	533,047	1,823,021
Symbol Technologies Inc.	151,317	1,632,710
Tektronix Inc.	49,875	1,467,322
Thermo Electron Corp.(1)	97,607	3,537,278
Thomas & Betts Corp.(1)	37,218	1,909,283
Trimble Navigation Ltd.(1)	32,578	1,454,282
Vishay Intertechnology Inc.(1)	100,402	1,579,323
Waters Corp.(1)	61,719	2,740,324

		41,523,539
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(1)	67,987	1,199,971

		1,199,971
ENGINEERING & CONSTRUCTION—0.45%
Fluor Corp.	52,208	4,851,689
Jacobs Engineering Group Inc.(1)	34,946	2,783,099
Shaw Group Inc. (The)(1)	47,864	1,330,619
URS Corp.(1)	30,503	1,281,126

		10,246,533
ENTERTAINMENT—0.76%
DreamWorks Animation SKG Inc. Class A(1)	24,189	553,928
GTECH Holdings Corp.	75,940	2,641,193
International Game Technology Inc.	202,196	7,671,316
International Speedway Corp. Class A	21,017	974,558
Penn National Gaming Inc.(1)	43,113	1,671,922
Regal Entertainment Group Class A(2)	37,615	764,337
Scientific Games Corp. Class A(1)	39,457	1,405,458
Warner Music Group Corp.	55,007	1,621,606

		17,304,318
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(1) (2)	148,817	1,690,561
Nalco Holding Co.(1)	63,310	1,116,155
Republic Services Inc.	70,855	2,858,291
Stericycle Inc.(1)	26,393	1,718,184

		7,383,191
FOOD—3.55%
Campbell Soup Co.	141,878	5,265,093
ConAgra Foods Inc.	309,694	6,847,334
Corn Products International Inc.	44,215	1,352,979
Dean Foods Co.(1)	81,103	3,016,221
Del Monte Foods Co.	119,076	1,337,223
Heinz (H.J.) Co.	199,766	8,234,355
Hershey Co. (The)	105,198	5,793,254
Hormel Foods Corp.	43,991	1,633,826
Kroger Co.	430,999	9,421,638
McCormick & Co. Inc. NVS	78,997	2,650,349
Safeway Inc.	268,393	6,978,218
Sara Lee Corp.	453,266	7,261,321
Smithfield Foods Inc.(1)	58,925	1,698,808

Smucker (J.M.) Co. (The)	34,707	1,551,403
SUPERVALU Inc.	122,026	3,746,198
Tyson Foods Inc. Class A	132,449	1,968,192
Whole Foods Market Inc.	83,531	5,399,444
Wrigley (William Jr.) Co.	139,990	6,349,946

		80,505,802
FOREST PRODUCTS & PAPER—0.64%
Louisiana-Pacific Corp.	63,324	1,386,796
MeadWestvaco Corp.	108,017	3,016,915
Plum Creek Timber Co. Inc.	109,921	3,902,195
Rayonier Inc.	45,629	1,729,795
Smurfit-Stone Container Corp.(1)	151,740	1,660,036
Temple-Inland Inc.	65,886	2,824,533

		14,520,270
GAS—1.16%
AGL Resources Inc.	46,470	1,771,436
Atmos Energy Corp.	48,391	1,350,593
Energen Corp.	43,809	1,682,704
KeySpan Corp.	104,328	4,214,851
NiSource Inc.	162,589	3,550,944
ONEOK Inc.	70,002	2,382,868
Sempra Energy	154,490	7,026,205
Southern Union Co.	59,432	1,608,230
UGI Corp.	62,796	1,546,038
Vectren Corp.	45,430	1,237,967

		26,371,836
HAND & MACHINE TOOLS—0.47%
Black & Decker Corp.	45,317	3,827,474
Kennametal Inc.	23,605	1,469,411
Lincoln Electric Holdings Inc.	25,302	1,585,170
Snap-On Inc.	34,649	1,400,513
Stanley Works (The)	48,453	2,287,951

		10,570,519
HEALTH CARE - PRODUCTS—2.37%
Advanced Medical Optics Inc.(1)	40,954	2,076,368
Bard (C.R.) Inc.	61,749	4,523,732
Bausch & Lomb Inc.	31,973	1,567,956
Beckman Coulter Inc.	37,643	2,091,069
Biomet Inc.	146,731	4,591,213
Cooper Companies Inc.	26,544	1,175,634
Cytyc Corp.(1)	68,177	1,728,969
Dade Behring Holdings Inc.	51,969	2,163,989
DENTSPLY International Inc.	47,077	2,852,866
Edwards Lifesciences Corp.(1)	35,151	1,596,910
Gen-Probe Inc.(1)	30,762	1,660,533
Henry Schein Inc.(1)	52,662	2,460,895
Hillenbrand Industries Inc.	36,585	1,774,372
IDEXX Laboratories Inc.(1)	18,817	1,413,721
Intuitive Surgical Inc.(1)	21,802	2,571,982
Kinetic Concepts Inc.(1)	26,156	1,154,787
Patterson Companies Inc.(1)	82,673	2,887,768
ResMed Inc.(1)	44,965	2,111,107
Respironics Inc.(1)	43,336	1,482,958
St. Jude Medical Inc.(1)	215,238	6,978,016
TECHNE Corp.(1)	23,478	1,195,500
Varian Medical Systems Inc.(1)	78,346	3,709,683

		53,770,028

HEALTH CARE - SERVICES—2.15%
Brookdale Senior Living Inc.	7,249	324,320
Community Health Systems Inc.(1)	58,612	2,153,991
Covance Inc.(1)	28,614	1,751,749
Coventry Health Care Inc.(1)	95,707	5,258,143
DaVita Inc.(1)	61,597	3,061,371
Health Management Associates Inc. Class A	143,569	2,829,745
Health Net Inc.(1)	68,767	3,106,205
Humana Inc.(1)	98,179	5,272,212
Laboratory Corp. of America Holdings(1)	74,358	4,627,298
LifePoint Hospitals Inc.(1)	34,280	1,101,416
Lincare Holdings Inc.(1)	57,018	2,157,561
Manor Care Inc.	47,113	2,210,542
Pediatrix Medical Group Inc.(1)	28,920	1,310,076
Quest Diagnostics Inc.	94,416	5,657,407
Sierra Health Services Inc.(1)	33,382	1,503,191
Tenet Healthcare Corp.(1)	280,649	1,958,930
Triad Hospitals Inc.(1)	52,203	2,066,195
Universal Health Services Inc. Class B	27,264	1,370,289
Wellcare Health Plans Inc.(1)	19,485	955,739

		48,676,380
HOLDING COMPANIES - DIVERSIFIED—0.19%
Leucadia National Corp.	97,327	2,840,975
Walter Industries Inc.	25,941	1,495,499

		4,336,474
HOME BUILDERS—1.16%
Beazer Homes USA Inc.	24,079	1,104,504
Centex Corp.	72,372	3,640,312
Horton (D.R.) Inc.	186,445	4,441,120
KB Home	48,105	2,205,614
Lennar Corp. Class A	81,327	3,608,479
M.D.C. Holdings Inc.	20,576	1,068,512
NVR Inc.(1)	2,778	1,364,692
Pulte Homes Inc.	126,844	3,651,839
Ryland Group Inc.	27,192	1,184,755
Standard-Pacific Corp.	39,589	1,017,437
Thor Industries Inc.	21,226	1,028,400
Toll Brothers Inc.(1)	77,068	1,970,629

		26,286,293
HOME FURNISHINGS—0.31%
Harman International Industries Inc.	39,895	3,405,836
Whirlpool Corp.	43,478	3,593,457

		6,999,293
HOUSEHOLD PRODUCTS & WARES—0.81%
Avery Dennison Corp.	56,225	3,264,423
Church & Dwight Co. Inc.	38,549	1,403,955
Clorox Co. (The)	89,960	5,484,861
Fortune Brands Inc.	87,438	6,208,972
Jarden Corp.(1)	28,849	878,452
Scotts Miracle-Gro Co. (The) Class A	27,937	1,182,294

		18,422,957
HOUSEWARES—0.24%
Newell Rubbermaid Inc.	165,055	4,263,371
Toro Co.	25,423	1,187,254

		5,450,625
INSURANCE—4.05%
Alleghany Corp.(1)	2,891	798,957
Ambac Financial Group Inc.	63,041	5,112,625

American Financial Group Inc.	33,907	1,454,610
American National Insurance Co.	8,457	1,097,042
AmerUs Group Co.	23,140	1,354,847
AON Corp.	190,013	6,616,253
Assurant Inc.	76,915	3,722,686
Berkley (W.R.) Corp.	96,236	3,284,535
Brown & Brown Inc.	66,980	1,957,156
CIGNA Corp.	71,412	7,034,796
Cincinnati Financial Corp.	92,888	4,366,665
CNA Financial Corp.(1)	13,739	452,837
Conseco Inc.(1)	90,347	2,087,016
Erie Indemnity Co. Class A	32,030	1,665,560
Fidelity National Financial Inc.	104,212	4,059,057
Fidelity National Title Group Inc. Class A(2)	18,606	365,980
First American Corp.	51,117	2,160,716
Gallagher (Arthur J.) & Co.	57,662	1,461,155
Hanover Insurance Group Inc. (The)	30,283	1,437,231
HCC Insurance Holdings Inc.	66,308	1,952,108
Markel Corp.(1)	5,761	1,999,067
MBIA Inc.	80,337	4,703,731
Mercury General Corp.	15,801	890,702
MGIC Investment Corp.	52,136	3,388,840
Nationwide Financial Services Inc.	29,166	1,285,637
Old Republic International Corp.	137,056	2,928,887
Philadelphia Consolidated Holding Corp.(1)	32,832	996,780
PMI Group Inc. (The)	53,304	2,376,292
Protective Life Corp.	41,674	1,942,842
Radian Group Inc.	49,140	3,035,869
Reinsurance Group of America Inc.	17,328	851,671
SAFECO Corp.	71,076	4,005,133
StanCorp Financial Group Inc.	32,616	1,660,481
Torchmark Corp.	59,842	3,633,606
Transatlantic Holdings Inc.	16,001	894,456
Unitrin Inc.	28,301	1,233,641
UNUMProvident Corp.	178,542	3,236,966
Wesco Financial Corp.	845	321,945

		91,828,378
INTERNET—1.71%
Akamai Technologies Inc.(1)	92,135	3,334,366
Amazon.com Inc.(1)	186,131	7,199,547
CheckFree Corp.(1)	49,316	2,444,101
Emdeon Corp.(1)	163,633	2,030,686
Expedia Inc.(1)	136,979	2,050,576
F5 Networks Inc.(1)	24,178	1,293,039
IAC/InterActiveCorp(1)	110,071	2,915,781
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	418,774	7,228,039
McAfee Inc.(1)	95,123	2,308,635
Monster Worldwide Inc.(1)	73,714	3,144,639
NutriSystem Inc.(1)	19,141	1,189,230
VeriSign Inc.(1)	146,175	3,386,875
WebMD Health Corp. Class A(1)	4,211	199,180

		38,724,694
INVESTMENT COMPANIES—0.22%
Allied Capital Corp.(2)	83,472	2,401,489
American Capital Strategies Ltd.	79,593	2,664,774

		5,066,263
IRON & STEEL—0.62%
Allegheny Technologies Inc.	59,789	4,139,790
Carpenter Technology Corp.	15,163	1,751,326

Reliance Steel & Aluminum Co.	19,597	1,625,571
Steel Dynamics Inc.	29,025	1,908,103
United States Steel Corp.	64,955	4,554,645

		13,979,435
LEISURE TIME—0.55%
Brunswick Corp.	56,404	1,875,433
Harley-Davidson Inc.	160,194	8,793,049
Sabre Holdings Corp.	79,156	1,741,432

		12,409,914
LODGING—1.39%
Boyd Gaming Corp.	26,052	1,051,459
Choice Hotels International Inc.	20,025	1,213,515
Harrah’s Entertainment Inc.	110,165	7,841,545
Hilton Hotels Corp.	229,345	6,485,877
MGM Mirage(1)	71,341	2,910,713
Starwood Hotels & Resorts Worldwide Inc.	129,538	7,816,323
Station Casinos Inc.	30,181	2,054,722
Wynn Resorts Ltd.(1)	29,329	2,149,816

		31,523,970
MACHINERY—1.33%
AGCO Corp.(1)	53,986	1,420,912
Cummins Inc.	27,691	3,385,225
Flowserve Corp.(1)	33,704	1,917,758
Gardner Denver Inc.(1)	31,219	1,201,931
Graco Inc.	40,801	1,876,030
IDEX Corp.	31,826	1,502,187
JLG Industries Inc.	63,414	1,426,815
Joy Global Inc.	73,708	3,839,450
Manitowoc Co. Inc. (The)	36,500	1,624,250
Rockwell Automation Inc.	105,850	7,622,258
Terex Corp.(1)	29,934	2,954,486
Zebra Technologies Corp. Class A(1)	42,200	1,441,552

		30,212,854
MANUFACTURING—2.53%
Brink’s Co. (The)	28,829	1,626,244
Carlisle Companies Inc.	18,331	1,453,648
Crane Co.	31,599	1,314,518
Donaldson Co. Inc.	44,081	1,493,023
Dover Corp.	121,579	6,009,650
Eastman Kodak Co.(2)	171,279	4,073,015
Eaton Corp.	89,564	6,753,126
Harsco Corp.	25,016	1,950,247
ITT Industries Inc.	110,294	5,459,553
Leggett & Platt Inc.	108,709	2,715,551
Pall Corp.	74,490	2,085,720
Parker Hannifin Corp.	71,745	5,567,412
Pentair Inc.	60,626	2,072,803
Roper Industries Inc.	51,786	2,420,996
SPX Corp.	35,642	1,994,170
Teleflex Inc.	24,005	1,296,750
Textron Inc.	77,576	7,150,956
Trinity Industries Inc.	47,095	1,902,638

		57,340,020
MEDIA—2.47%
Cablevision Systems Corp.	129,145	2,770,160
Discovery Holding Co. Class A(1)	167,083	2,444,424
Dow Jones & Co. Inc.	35,289	1,235,468
EchoStar Communications Corp.(1)	122,704	3,780,510

Gannett Co. Inc.	141,809	7,931,377
Hearst-Argyle Television Inc.	15,865	349,982
Liberty Global Inc. Class A(1)	274,075	5,892,612
Liberty Media Holding Corp.-Liberty Capital Group Series A(1)	83,754	7,016,073
McClatchy Co. (The) Class A(2)	32,845	1,317,752
Meredith Corp.	18,536	918,273
New York Times Co. Class A(2)	78,858	1,935,175
Scripps (E.W.) Co. Class A	50,025	2,158,079
Sirius Satellite Radio Inc.(1)(2)	837,300	3,977,175
Tribune Co.	133,734	4,336,994
Univision Communications Inc. Class A(1)	128,417	4,301,970
Washington Post Co. (The) Class B	3,326	2,594,313
Wiley (John) & Sons Inc. Class A	26,380	875,816
XM Satellite Radio Holdings Inc. Class A(1)	154,061	2,256,994

		56,093,147
METAL FABRICATE & HARDWARE—0.37%
Commercial Metals Co.	71,748	1,843,924
Precision Castparts Corp.	80,579	4,815,401
Timken Co. (The)	50,206	1,682,403

		8,341,728
MINING—0.36%
Freeport-McMoRan Copper & Gold Inc.	112,382	6,227,087
Southern Copper Corp.(2)	4,038	359,907
Titanium Metals Corp.(1)	44,313	1,523,481

		8,110,475
OFFICE & BUSINESS EQUIPMENT—0.58%
Pitney Bowes Inc.	132,364	5,466,633
Xerox Corp.(1)	547,569	7,616,685

		13,083,318
OFFICE FURNISHINGS—0.09%
HNI Corp.	30,895	1,401,088
Steelcase Inc. Class A	46,046	757,457

		2,158,545
OIL & GAS—4.18%
Cabot Oil & Gas Corp.	29,126	1,427,174
Cheniere Energy Inc.(1)	32,692	1,274,988
Chesapeake Energy Corp.	202,392	6,122,358
Cimarex Energy Co.	49,252	2,117,836
CNX Gas Corp.(1)	16,639	499,170
Denbury Resources Inc.(1)	70,993	2,248,348
Diamond Offshore Drilling Inc.	35,182	2,952,825
ENSCO International Inc.	91,693	4,219,712
Forest Oil Corp.(1)	32,728	1,085,260
Frontier Oil Corp.	67,526	2,187,842
Helmerich & Payne Inc.	31,332	1,888,066
Hess Corp.	144,288	7,625,621
Holly Corp.	28,639	1,380,400
Kerr-McGee Corp.	135,364	9,387,493
Murphy Oil Corp.	111,289	6,216,604
Newfield Exploration Co.(1)	76,690	3,753,209
Noble Energy Inc.	105,634	4,950,009
Patterson-UTI Energy Inc.	102,264	2,895,094
Pioneer Natural Resources Co.	77,101	3,578,257
Plains Exploration & Production Co.(1)	46,928	1,902,461
Pogo Producing Co.	34,563	1,593,354
Pride International Inc.(1)	96,560	3,015,569
Quicksilver Resources Inc.(1)	37,297	1,372,903

Range Resources Corp.	82,229	2,235,807
Rowan Companies Inc.	65,724	2,339,117
Southwestern Energy Co.(1)	99,966	3,114,941
St. Mary Land & Exploration Co.	34,078	1,371,640
Sunoco Inc.	79,080	5,479,453
Tesoro Corp.	40,887	3,040,357
TODCO Class A	36,871	1,506,180
Unit Corp.(1)	27,583	1,569,197
W&T Offshore Inc.	10,609	412,584

		94,763,829
OIL & GAS SERVICES—1.75%
BJ Services Co.	191,709	7,143,077
Cameron International Corp.(1)	68,873	3,290,063
Dresser-Rand Group Inc.(1)	18,655	438,019
FMC Technologies Inc.(1)	40,765	2,750,007
Global Industries Ltd.(1)	52,639	879,071
Grant Prideco Inc.(1)	78,072	3,493,722
Helix Energy Solutions Group Inc.(1)	54,286	2,190,983
National Oilwell Varco Inc.(1)	104,333	6,606,366
Oceaneering International Inc.(1)	32,054	1,469,676
SEACOR Holdings Inc.(1)	13,480	1,106,708
Smith International Inc.	127,577	5,673,349
Superior Energy Services Inc.(1)	47,581	1,612,996
Tetra Technologies Inc.(1)	42,589	1,290,021
Tidewater Inc.	35,962	1,769,330

		39,713,388
PACKAGING & CONTAINERS—0.65%
Ball Corp.	62,429	2,312,370
Bemis Co. Inc.	62,512	1,914,117
Crown Holdings Inc.(1)	100,026	1,557,405
Owens-Illinois Inc.(1)	91,444	1,532,601
Packaging Corp. of America	48,406	1,065,900
Pactiv Corp.(1)	84,167	2,083,133
Sealed Air Corp.	48,647	2,533,536
Sonoco Products Co.	59,057	1,869,154

		14,868,216
PHARMACEUTICALS—2.65%
Abraxis BioScience Inc.(1)	15,242	363,369
Allergan Inc.	89,124	9,559,440
AmerisourceBergen Corp.	125,163	5,246,833
Amylin Pharmaceuticals Inc.(1)	63,644	3,142,104
Barr Pharmaceuticals Inc.(1)	63,308	3,019,159
Cephalon Inc.(1)	36,219	2,176,762
Endo Pharmaceuticals Holdings Inc.(1)	79,344	2,616,765
Express Scripts Inc.(1)	73,381	5,264,353
Forest Laboratories Inc.(1)	194,327	7,518,512
Hospira Inc.(1)	93,149	3,999,818
ImClone Systems Inc.(1)	41,443	1,601,358
King Pharmaceuticals Inc.(1)	144,428	2,455,276
Kos Pharmaceuticals Inc.(1)	10,993	413,557
Mylan Laboratories Inc.	125,360	2,507,200
Omnicare Inc.	72,237	3,425,479
Sepracor Inc.(1)	64,846	3,705,300
VCA Antech Inc.(1)	49,543	1,581,908
Watson Pharmaceuticals Inc.(1)	60,829	1,416,099

		60,013,292
PIPELINES—1.42%
Dynegy Inc. Class A(1)	225,104	1,231,319
El Paso Corp.	393,568	5,903,520

Equitable Resources Inc.	71,899	2,408,617
Kinder Morgan Inc.	63,506	6,343,614
National Fuel Gas Co.	50,074	1,759,600
Questar Corp.	51,014	4,106,117
Western Gas Resources Inc.	37,754	2,259,577
Williams Companies Inc.	354,889	8,290,207

		32,302,571
REAL ESTATE—0.39%
CB Richard Ellis Group Inc. Class A(1)	110,335	2,747,342
Forest City Enterprises Inc. Class A	41,993	2,095,871
Jones Lang LaSalle Inc.	21,340	1,868,317
St. Joe Co. (The)(2)	44,469	2,069,587

		8,781,117
REAL ESTATE INVESTMENT TRUSTS—6.11%
AMB Property Corp.	52,475	2,652,611
Annaly Mortgage Management Inc.	97,146	1,244,440
Apartment Investment & Management Co. Class A	57,955	2,518,145
Archstone-Smith Trust	127,451	6,483,432
AvalonBay Communities Inc.	44,350	4,905,997
Boston Properties Inc.	68,069	6,153,438
Brandywine Realty Trust	54,193	1,743,389
BRE Properties Inc. Class A	30,598	1,682,890
Camden Property Trust	33,601	2,471,354
CapitalSource Inc.	55,696	1,306,628
CarrAmerica Realty Corp.	35,207	1,568,472
CBL & Associates Properties Inc.	38,357	1,493,238
Colonial Properties Trust	27,278	1,347,533
Developers Diversified Realty Corp.	65,409	3,413,042
Duke Realty Corp.	80,428	2,827,044
Equity Office Properties Trust	218,322	7,970,936
Equity Residential	173,668	7,768,170
Essex Property Trust Inc.	13,652	1,524,382
Federal Realty Investment Trust	31,632	2,214,240
General Growth Properties Inc.	102,502	4,618,740
Global Signal Inc.	10,175	471,306
Health Care Property Investors Inc.	81,599	2,181,957
Health Care REIT Inc.	37,041	1,294,583
Hospitality Properties Trust	42,906	1,884,432
Host Hotels & Resorts Inc.	308,601	6,749,104
HRPT Properties Trust	125,139	1,446,607
iStar Financial Inc.	67,547	2,549,899
Kilroy Realty Corp.	19,116	1,381,131
Kimco Realty Corp.	126,173	4,604,053
Liberty Property Trust	53,193	2,351,131
Macerich Co. (The)	42,807	3,005,051
Mack-Cali Realty Corp.	37,158	1,706,295
New Century Financial Corp.	27,240	1,246,230
New Plan Excel Realty Trust Inc.	62,375	1,540,039
Pan Pacific Retail Properties Inc.	24,313	1,686,593
ProLogis	146,078	7,613,585
Public Storage Inc.	49,348	3,745,513
Reckson Associates Realty Corp.	49,621	2,053,317
Regency Centers Corp.	40,896	2,541,686
Shurgard Storage Centers Inc. Class A	28,199	1,762,438
SL Green Realty Corp.	25,762	2,820,166
Taubman Centers Inc.	31,472	1,287,205
Thornburg Mortgage Inc.	66,717	1,859,403
Trizec Properties Inc.	58,581	1,677,760
United Dominion Realty Trust Inc.	80,071	2,242,789
Ventas Inc.	61,948	2,098,798

Vornado Realty Trust	72,857	7,107,200
Weingarten Realty Investors	47,883	1,832,961

		138,649,353
RETAIL—5.50%
Abercrombie & Fitch Co. Class A	52,449	2,907,248
Advance Auto Parts Inc.	64,352	1,859,773
American Eagle Outfitters Inc.	68,049	2,316,388
AnnTaylor Stores Corp.(1)	43,246	1,876,011
AutoNation Inc.(1)	93,821	2,011,522
AutoZone Inc.(1)	32,582	2,873,732
Barnes & Noble Inc.	31,010	1,131,865
Bed Bath & Beyond Inc.(1)	168,294	5,582,312
BJ’s Wholesale Club Inc.(1)	40,280	1,141,938
Brinker International Inc.	50,572	1,835,764
Burger King Holdings Inc.(1)	14,938	235,274
CarMax Inc.(1)	62,779	2,226,143
Cheesecake Factory (The)(1)	47,160	1,270,962
Chico’s FAS Inc.(1)	106,812	2,881,788
Circuit City Stores Inc.	105,944	2,883,796
Claire’s Stores Inc.	58,992	1,504,886
Coldwater Creek Inc.(1)	35,633	953,539
Copart Inc.(1)	42,205	1,036,555
Darden Restaurants Inc.	88,378	3,482,093
Dick’s Sporting Goods Inc.(1)	21,769	862,052
Dillard’s Inc. Class A	37,305	1,188,164
Dollar General Corp.	188,234	2,631,511
Dollar Tree Stores Inc.(1)	62,951	1,668,202
Family Dollar Stores Inc.	92,619	2,262,682
Foot Locker Inc.	92,745	2,271,325
GameStop Corp. Class A(1)	39,151	1,644,342
Limited Brands Inc.	203,425	5,205,646
Michaels Stores Inc.	78,756	3,247,897
MSC Industrial Direct Co. Inc. Class A	22,545	1,072,466
Nordstrom Inc.	140,713	5,136,025
Office Depot Inc.(1)	171,561	6,519,318
OfficeMax Inc.	42,415	1,728,411
O’Reilly Automotive Inc.(1)	67,500	2,105,325
OSI Restaurant Partners Inc.	39,440	1,364,624
Panera Bread Co. Class A(1)	17,917	1,204,739
Penney (J.C.) Co. Inc.	139,891	9,444,041
PetSmart Inc.	83,518	2,138,061
RadioShack Corp.	80,692	1,129,688
Rite Aid Corp.(1)	315,363	1,337,139
Ross Stores Inc.	85,568	2,400,182
Saks Inc.	81,171	1,312,535
Tiffany & Co.	85,013	2,807,129
Tim Hortons Inc.(1)	19,941	513,481
TJX Companies Inc.	273,087	6,242,769
Tractor Supply Co.(1)	21,428	1,184,326
United Auto Group Inc.	32,713	698,423
Urban Outfitters Inc.(1)	68,437	1,196,963
Wendy’s International Inc.	69,540	4,053,487
Williams-Sonoma Inc.	57,343	1,952,529
Yum! Brands Inc.	162,163	8,151,934

		124,687,005
SAVINGS & LOANS—0.69%
Astoria Financial Corp.	54,440	1,657,698
Capitol Federal Financial	13,116	449,748
Hudson City Bancorp Inc.	345,742	4,608,741
New York Community Bancorp Inc.(2)	175,859	2,903,432
People’s Bank	34,792	1,142,917

Sovereign Bancorp Inc.	185,725	3,772,084
Washington Federal Inc.	52,009	1,206,089

		15,740,709
SEMICONDUCTORS—3.95%
Agere Systems Inc.(1)	100,988	1,484,524
Altera Corp.(1)	214,116	3,757,736
Analog Devices Inc.	215,358	6,921,606
Atmel Corp.(1)	255,732	1,419,313
Cree Inc.(1)	45,949	1,091,748
Cypress Semiconductor Corp.(1)	83,287	1,210,993
Fairchild Semiconductor International Inc. Class A(1)	72,509	1,317,489
Freescale Semiconductor Inc. Class B(1)	241,955	7,113,477
Integrated Device Technology Inc.(1)	119,412	1,693,262
International Rectifier Corp.(1)(2)	42,658	1,667,075
Intersil Corp. Class A	84,514	1,964,951
KLA-Tencor Corp.	118,714	4,934,941
Lam Research Corp.(1)	83,859	3,909,507
Linear Technology Corp.	181,054	6,063,498
LSI Logic Corp.(1)	236,563	2,117,239
Maxim Integrated Products Inc.	191,226	6,140,267
MEMC Electronic Materials Inc.(1)	82,769	3,103,838
Microchip Technology Inc.	127,834	4,288,831
Micron Technology Inc.(1)	432,389	6,511,778
National Semiconductor Corp.	201,317	4,801,410
Novellus Systems Inc.(1)	75,875	1,874,113
NVIDIA Corp.(1)	210,202	4,475,201
PMC-Sierra Inc.(1)	123,120	1,157,328
QLogic Corp.(1)	96,211	1,658,678
Rambus Inc.(1)	52,574	1,199,213
Silicon Laboratories Inc.(1)	29,833	1,048,630
Spansion Inc. Class A(1)	26,209	417,771
Teradyne Inc.(1)	118,198	1,646,498
Xilinx Inc.	204,838	4,639,581

		89,630,496
SOFTWARE—3.06%
Activision Inc.(1)	164,901	1,876,573
Acxiom Corp.	51,711	1,292,775
Autodesk Inc.(1)	137,740	4,746,520
BEA Systems Inc.(1)	232,289	3,040,663
BMC Software Inc.(1)	126,906	3,033,053
CA Inc.	270,692	5,562,721
Cerner Corp.(1)	38,362	1,423,614
Citrix Systems Inc.(1)	108,615	4,359,806
Compuware Corp.(1)	228,254	1,529,302
Dun & Bradstreet Corp.(1)	39,526	2,754,172
Electronic Arts Inc.(1)	181,152	7,796,782
Fair Isaac Corp.	38,922	1,413,258
Fidelity National Information Services Inc.	56,582	2,003,003
Fiserv Inc.(1)	104,765	4,752,140
Global Payments Inc.	40,207	1,952,050
IMS Health Inc.	119,083	3,197,379
Intuit Inc.(1)	103,821	6,269,750
MoneyGram International Inc.	50,523	1,715,256
NAVTEQ Corp.(1)	55,373	2,474,066
Novell Inc.(1)	202,150	1,340,255
Red Hat Inc.(1)	109,657	2,565,974
Salesforce.com Inc.(1)	50,354	1,342,438
SEI Investments Co.	37,468	1,831,436
Total System Services Inc.	22,368	430,584
VeriFone Holdings Inc.(1)	23,159	705,886

		69,409,456

TELECOMMUNICATIONS—3.46%
ADC Telecommunications Inc.(1)	69,828	1,177,300
American Tower Corp. Class A(1)	250,197	7,786,131
Avaya Inc.(1)	275,383	3,144,874
CenturyTel Inc.	69,265	2,573,195
CIENA Corp.(1)	347,256	1,670,301
Citizens Communications Co.	193,773	2,528,738
Comverse Technology Inc.(1)	120,455	2,381,395
Crown Castle International Corp.(1)	128,144	4,426,094
Embarq Corp.(1)	88,819	3,640,691
Harris Corp.	80,063	3,323,415
JDS Uniphase Corp.(1)	973,324	2,462,510
Juniper Networks Inc.(1)	337,355	5,394,306
Leap Wireless International Inc.(1)	26,175	1,242,004
Level 3 Communications Inc.(1)	596,306	2,647,599
Lucent Technologies Inc.(1)	2,671,356	6,464,682
NeuStar Inc. Class A(1)	37,201	1,255,534
NII Holdings Inc. Class B(1)	82,126	4,630,264
NTL Inc.	154,549	3,848,270
PanAmSat Holding Corp.	40,866	1,020,833
Qwest Communications International Inc.(1)	942,421	7,624,186
SBA Communications Corp.(1)	61,429	1,605,754
Telephone & Data Systems Inc.	65,008	2,691,331
Tellabs Inc.(1)	267,201	3,556,445
United States Cellular Corp.(1)	9,395	569,337
West Corp.(1)	17,861	855,721

		78,520,910
TEXTILES—0.24%
Cintas Corp.	83,622	3,324,811
Mohawk Industries Inc.(1)	31,646	2,226,296

		5,551,107
TOYS, GAMES & HOBBIES—0.25%
Hasbro Inc.	102,654	1,859,064
Mattel Inc.	232,239	3,834,266

		5,693,330
TRANSPORTATION—1.67%
Alexander & Baldwin Inc.	26,378	1,167,754
C.H. Robinson Worldwide Inc.	103,578	5,520,707
Con-way Inc.	30,848	1,787,025
CSX Corp.	132,131	9,307,308
Expeditors International Washington Inc.	127,228	7,126,040
Hunt (J.B.) Transport Services Inc.	65,280	1,626,125
Kansas City Southern Industries Inc.(1)	44,884	1,243,287
Kirby Corp.(1)	31,427	1,241,367
Laidlaw International Inc.	58,377	1,471,100
Landstar System Inc.	35,162	1,660,701
Overseas Shipholding Group Inc.	17,798	1,052,752
Ryder System Inc.	36,373	2,125,274
Swift Transportation Co. Inc.(1)	31,840	1,011,238
YRC Worldwide Inc.(1)	34,260	1,442,689

		37,783,367
TRUCKING & LEASING—0.05%
GATX Corp.	26,829	1,140,233

		1,140,233
WATER—0.08%
Aqua America Inc.(2)	77,228	1,760,026

		1,760,026

TOTAL COMMON STOCKS
(Cost: $2,071,719,842)		2,269,942,001

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.98%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$17,944	17,944
Fortis Bank NY
4.43%, 07/20/06	44,839	44,839
Societe Generale
5.33%, 12/08/06	179,438	179,438
Toronto-Dominion Bank
3.94%, 07/10/06	89,719	89,719
Washington Mutual Bank
5.28%, 08/07/06	89,719	89,719
Wells Fargo Bank N.A.
4.78%, 12/05/06	143,551	143,551

		565,210
COMMERCIAL PAPER(3)—0.19%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	500,952	498,146
ASAP Funding Ltd.
5.21%, 08/08/06(4)	86,130	85,682
Barton Capital Corp.
5.29%, 08/01/06(4)	171,523	170,792
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	68,187	68,026
CC USA Inc.
5.03%, 10/24/06(4)	35,888	35,321
Chariot Funding LLC
5.30%, 07/28/06(4)	135,180	134,682
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	393,625	393,513
Curzon Funding LLC
5.30%, 07/31/06(4)	179,438	178,699
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	132,375	129,285
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	379,824	378,492
Five Finance Inc.
5.19%, 12/01/06(4)	80,747	78,989
General Electric Capital Services Inc.
5.22%, 12/11/06	17,944	17,525
Govco Inc.
5.22%, 08/03/06(4)	179,438	178,632
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	61,009	60,063
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	44,860	44,701
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	165,047	164,639
Landale Funding LLC
5.30%, 08/15/06(4)	197,382	196,133

Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	277,824	275,711
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	181,233	180,701
Prudential Funding LLC
5.22%, 07/31/06	89,719	89,355
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	179,438	178,994
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	210,246	210,127
Scaldis Capital LLC
5.30%, 07/25/06(4)	112,161	111,798
Sydney Capital Corp.
5.10%, 07/07/06(4)	196,288	196,176
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	219,326	218,783

		4,274,965
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	44,860	44,860
Dorada Finance Inc.
3.93%, 07/07/06(4)	55,626	55,626
K2 USA LLC
3.94%, 07/07/06(4)	107,663	107,663
Marshall & Ilsley Bank
5.18%, 12/15/06	179,438	179,717
Sigma Finance Inc.
5.13%, 03/30/07(4)	62,803	62,803
US Bank N.A.
2.85%, 11/15/06	35,888	35,643

		486,312
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	2,617,309	2,617,309

		2,617,309

REPURCHASE AGREEMENTS(3)—0.15%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $359,037 (collateralized by non-U.S. Government debt securities, value $370,153, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$358,876	358,876
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $269,278 (collateralized by non-U.S. Government debt securities, value $296,486, 2.12% to 6.47%, 11/25/34 to 12/25/42).	269,157	269,157
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $359,037 (collateralized by non-U.S. Government debt securities, value $368,616, 5.36% to 6.00%, 12/25/35 to 12/25/42).	358,876	358,876

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $448,796 (collateralized by non-U.S. Government debt securities, value $502,034, 0.00% to 10.00%, 6/1/28 to 12/15/35).	448,596	448,596
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $107,712 (collateralized by non-U.S. Government debt securities, value $121,879, 0.00% to 10.00%, 9/10/34 to 5/9/36).	107,663	107,663
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $179,518 (collateralized by non-U.S. Government debt securities, value $183,280, 5.22% to 5.42%, 7/3/06).	179,438	179,438
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $287,232 (collateralized by non-U.S. Government debt securities, value $301,872, 0.00% to 10.00%, 1/1/10 to 6/6/16).	287,101	287,101
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $179,518 (collateralized by non-U.S. Government debt securities, value $185,080, 6.38% to 8.49%, 1/7/09 to 2/23/36).	179,438	179,438
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $179,518 (collateralized by non-U.S. Government debt securities, value $185,083, 0.07% to 7.75%, 2/22/11 to 12/15/45).	179,438	179,438
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $359,037 (collateralized by non-U.S. Government debt securities, value $377,344, 0.00% to 8.57%, 6/25/23 to 4/25/46).	358,876	358,876
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $179,518 (collateralized by non-U.S. Government debt securities, value $188,834, 3.79% to 7.22%, 5/15/07 to 3/15/42).	179,438	179,438
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $62,832 (collateralized by non-U.S. Government debt securities, value $66,484, 0.00% to 10.00%, 7/3/06 to 6/30/36).	62,803	62,803
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $132,124 (collateralized by non-U.S. Government debt securities, value $132,968, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	125,607	125,607
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $359,038 (collateralized by non-U.S. Government debt securities, value $377,340, 0.00% to 10.00%, 1/1/10 to 5/6/16).	358,876	358,876

		3,454,183
TIME DEPOSITS(3)—0.07%
ABN Amro Bank NV
5.30%, 07/03/06	179,438	179,438
KBC Bank NV
5.32%, 07/03/06	538,315	538,315

Societe Generale
5.32%, 07/03/06	448,596	448,596
UBS AG
5.25%-5.34%, 07/03/06	517,337	517,337

		1,683,686
VARIABLE & FLOATING RATE NOTES(3)—0.41%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	459,362	459,426
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	134,579	134,578
American Express Centurion Bank
5.34%, 07/19/07	197,382	197,618
American Express Credit Corp.
5.23%, 07/05/07	53,831	53,867
ASIF Global Financing
5.17%, 05/03/07(4)	17,944	17,952
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	116,635	116,635
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	305,045	305,044
BMW US Capital LLC
5.20%, 07/13/07(4)	179,438	179,438
BNP Paribas
5.14%, 05/18/07(4)	331,961	331,961
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	130,990	130,990
Commodore CDO Ltd.
5.38%, 06/12/07(4)	44,860	44,860
Credit Agricole SA
5.31%, 07/23/07	179,438	179,438
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	179,438	179,439
DEPFA Bank PLC
5.37%, 06/15/07	179,438	179,438
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	206,354	206,370
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	179,438	179,438
Fifth Third Bancorp
5.28%, 06/22/07(4)	358,877	358,876
First Tennessee Bank N.A.
5.21%, 08/25/06	53,831	53,832
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	134,579	134,566
General Electric Capital Corp.
5.25%, 04/09/07	80,747	80,791
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	269,157	269,207
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	179,438	179,438
JP Morgan Chase & Co.
5.12%, 07/02/07	134,579	134,579
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	269,157	269,150
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	187,516	187,517
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	224,298	224,225
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	197,382	197,365
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	87,205	87,205

Marshall & Ilsley Bank
5.18%, 07/13/07	98,691	98,691
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	269,157	269,157
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	22,609	22,617
Mound Financing PLC
5.11%, 05/08/07(4)	168,672	168,672
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	179,438	179,428
National City Bank of Indiana
5.17%, 05/21/07	89,719	89,726
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	484,483	484,497
Newcastle Ltd.
5.34%, 04/24/07(4)	63,252	63,237
Northern Rock PLC
5.17%, 05/03/07(4)	215,326	215,331
Principal Life Global Funding I
5.63%, 02/08/07	80,747	80,975
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	134,579	134,571
Sigma Finance Inc.
5.51%, 06/18/07(4)	147,139	147,139
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	179,438	179,438
Strips III LLC
5.37%, 07/24/06(4)	41,947	41,947
SunTrust Bank
5.08%, 05/01/07	179,438	179,447
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	339,138	339,102
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	251,214	251,213
US Bank N.A.
5.28%, 09/29/06	80,747	80,742
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	287,245	287,245
Wachovia Bank N.A.
5.36%, 05/22/07	358,877	358,876
Wells Fargo & Co.
5.19%, 07/13/07(4)	89,719	89,725
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	161,494	161,492
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	177,464	176,880
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	60,603	60,603

		9,233,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,315,659)		22,315,659

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $2,094,035,501)		2,292,257,660
Other Assets, Less Liabilities—(1.05)%		(23,785,416)

NET ASSETS—100.00%		$2,268,472,244

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.12%

ADVERTISING—0.66%
Clear Channel Outdoor Holdings Inc. Class A(1)	24,418	$511,801
Getty Images Inc.(1)	35,860	2,277,469
Harte-Hanks Inc.	38,603	989,781
Interpublic Group of Companies Inc.(1)	301,124	2,514,385
Lamar Advertising Co.(1)	57,161	3,078,691

		9,372,127
AEROSPACE & DEFENSE—0.80%
Alliant Techsystems Inc.(1)	8,583	655,312
DRS Technologies Inc.	8,276	403,455
Goodrich (B.F.) Co.	79,629	3,208,252
L-3 Communications Holdings Inc.	6,062	457,196
Rockwell Collins Inc.	118,099	6,598,191

		11,322,406
AGRICULTURE—0.20%
UST Inc.	61,942	2,799,159

		2,799,159
AIRLINES—0.85%
AMR Corp.(1)(2)	111,012	2,821,925
Continental Airlines Inc. Class B(1)	60,540	1,804,092
Southwest Airlines Co.	321,317	5,259,959
US Airways Group Inc.(1)	41,980	2,121,669

		12,007,645
APPAREL—0.73%
Coach Inc.(1)	265,724	7,945,148
Polo Ralph Lauren Corp.	42,153	2,314,200

		10,259,348
AUTO MANUFACTURERS—0.57%
Oshkosh Truck Corp.	50,818	2,414,871
PACCAR Inc.	67,783	5,583,964

		7,998,835
AUTO PARTS & EQUIPMENT—0.11%
BorgWarner Inc.	2,963	192,891
Goodyear Tire & Rubber Co. (The)(1)	122,321	1,357,763

		1,550,654
BANKS—1.49%
Bank of Hawaii Corp.	22,784	1,130,086
Commerce Bancorp Inc.	127,141	4,535,119
Cullen/Frost Bankers Inc.	15,634	895,828
East West Bancorp Inc.	38,642	1,464,918
Investors Financial Services Corp.	45,389	2,037,966
Northern Trust Corp.	142,235	7,865,595
Synovus Financial Corp.	82,989	2,222,445
TCF Financial Corp.	34,597	915,091

		21,067,048

BEVERAGES—0.51%
Brown-Forman Corp. Class B	42,545	3,039,840
Constellation Brands Inc.(1)	24,547	613,675
Hansen Natural Corp.(1)	10,526	2,003,835
Pepsi Bottling Group Inc.	49,022	1,576,057

		7,233,407
BIOTECHNOLOGY—1.79%
Celgene Corp.(1)	239,807	11,374,046
Charles River Laboratories International Inc.(1)	14,936	549,645
Invitrogen Corp.(1)	13,294	878,335
MedImmune Inc.(1)	171,709	4,653,314
Millennium Pharmaceuticals Inc.(1)	116,905	1,165,543
Millipore Corp.(1)	36,701	2,311,796
PDL BioPharma Inc.(1)	79,013	1,454,629
Vertex Pharmaceuticals Inc.(1)	76,046	2,791,649

		25,178,957
BUILDING MATERIALS—1.61%
American Standard Companies Inc.	122,963	5,320,609
Eagle Materials Inc.	34,734	1,649,865
Florida Rock Industries Inc.	33,094	1,643,779
Martin Marietta Materials Inc.	31,565	2,877,150
Masco Corp.	166,152	4,924,745
USG Corp.(1)	12,001	875,233
Vulcan Materials Co.	69,447	5,416,866

		22,708,247
CHEMICALS—1.20%
Air Products & Chemicals Inc.	18,105	1,157,272
Airgas Inc.	43,747	1,629,576
Cabot Corp.	18,036	622,603
Celanese Corp. Class A	28,206	575,967
Ecolab Inc.	124,487	5,051,682
Huntsman Corp.(1)	44,134	764,401
International Flavors & Fragrances Inc.	42,576	1,500,378
PPG Industries Inc.	14,520	958,320
Rohm & Haas Co.	16,534	828,684
Sherwin-Williams Co. (The)	47,462	2,253,496
Sigma-Aldrich Corp.	19,871	1,443,429
Valhi Inc.	5,032	123,536

		16,909,344
COAL—0.97%
Arch Coal Inc.	98,709	4,182,300
CONSOL Energy Inc.	126,454	5,907,931
Foundation Coal Holdings Inc.	31,449	1,475,902
Massey Energy Co.	56,588	2,037,168

		13,603,301
COMMERCIAL SERVICES—3.92%
Alliance Data Systems Corp.(1)	56,059	3,297,390
Apollo Group Inc. Class A(1)	96,243	4,972,876
ARAMARK Corp. Class B	81,733	2,706,180
Block (H & R) Inc.	226,697	5,408,990
Career Education Corp.(1)	67,411	2,014,915
ChoicePoint Inc.(1)	59,416	2,481,806
Convergys Corp.(1)	5,319	103,720
Corporate Executive Board Co. (The)	27,631	2,768,626
Corrections Corp. of America(1)	18,265	966,949
Equifax Inc.	79,521	2,730,751
Hewitt Associates Inc. Class A(1)	3,404	76,522

Iron Mountain Inc.(1)	79,115	2,957,319
ITT Educational Services Inc.(1)	30,197	1,987,265
Laureate Education Inc.(1)	25,380	1,081,949
Manpower Inc.	51,853	3,349,704
Paychex Inc.	232,001	9,043,399
Pharmaceutical Product Development Inc.	69,718	2,448,496
Quanta Services Inc.(1)	34,169	592,149
Robert Half International Inc.	103,760	4,357,920
ServiceMaster Co. (The)	60,604	626,039
Weight Watchers International Inc.	31,948	1,306,354

		55,279,319
COMPUTERS—3.45%
Affiliated Computer Services Inc. Class A(1)	32,234	1,663,597
Cadence Design Systems Inc.(1)	163,806	2,809,273
Ceridian Corp.(1)	91,373	2,233,156
Cognizant Technology Solutions Corp.(1)	96,913	6,529,029
Diebold Inc.	37,289	1,514,679
DST Systems Inc.(1)	40,802	2,427,719
Electronic Data Systems Corp.	200,763	4,830,358
FactSet Research Systems Inc.	28,763	1,360,490
Lexmark International Inc.(1)	55,469	3,096,834
National Instruments Corp.	38,805	1,063,257
NCR Corp.(1)	26,382	966,636
Network Appliance Inc.(1)	258,276	9,117,143
Reynolds & Reynolds Co. (The) Class A	33,297	1,021,219
SanDisk Corp.(1)	134,832	6,873,735
Synopsys Inc.(1)	8,935	167,710
Western Digital Corp.(1)	152,344	3,017,935

		48,692,770
COSMETICS & PERSONAL CARE—0.96%
Alberto-Culver Co.	11,455	558,088
Avon Products Inc.	310,819	9,635,389
Estee Lauder Companies Inc. (The) Class A	85,831	3,319,085

		13,512,562
DISTRIBUTION & WHOLESALE—0.88%
CDW Corp.	40,559	2,216,549
Fastenal Co.	86,752	3,495,238
Grainger (W.W.) Inc.	37,855	2,847,832
Pool Corp.	36,546	1,594,502
WESCO International Inc.(1)	33,389	2,303,841

		12,457,962
DIVERSIFIED FINANCIAL SERVICES—3.53%
Affiliated Managers Group Inc.(1)	21,619	1,878,475
AmeriCredit Corp.(1)(2)	21,517	600,755
BlackRock Inc.	13,723	1,909,830
CBOT Holdings Inc. Class A(1)	36,458	4,360,012
E*TRADE Financial Corp.(1)	271,984	6,206,675
Eaton Vance Corp.	79,851	1,993,081
Federated Investors Inc. Class B	63,206	1,990,989
First Marblehead Corp. (The)(2)	21,100	1,201,434
IndyMac Bancorp Inc.	9,815	450,018
IntercontinentalExchange Inc.(1)	14,076	815,563
Investment Technology Group Inc.(1)	29,874	1,519,392
Janus Capital Group Inc.	73,629	1,317,959
Legg Mason Inc.	49,388	4,915,094
MasterCard Inc. Class A(1)	42,483	2,039,184
Nasdaq Stock Market Inc. (The)(1)	65,236	1,950,556
Nelnet Inc. Class A(1)	11,630	471,596
Nuveen Investments Inc. Class A	54,676	2,353,802
NYSE Group Inc.(1)	54,669	3,743,733

Rowe (T.) Price Group Inc.	183,317	6,931,216
TD Ameritrade Holding Corp.	215,081	3,185,350

		49,834,714
ELECTRIC—1.08%
AES Corp. (The)(1)	454,423	8,384,104
Allegheny Energy Inc.(1)	112,750	4,179,642
Constellation Energy Group Inc.	15,688	855,310
DPL Inc.	14,939	400,365
NRG Energy Inc.(1)	28,270	1,362,049

		15,181,470
ELECTRICAL COMPONENTS & EQUIPMENT—0.64%
American Power Conversion Corp.	45,795	892,545
AMETEK Inc.	48,930	2,318,303
Energizer Holdings Inc.(1)	34,211	2,003,738
Hubbell Inc. Class B	11,834	563,890
Molex Inc.	94,803	3,182,537

		8,961,013
ELECTRONICS—2.32%
Amphenol Corp. Class A	61,841	3,460,622
Applera Corp.—Applied Biosystems Group	102,828	3,326,486
Arrow Electronics Inc.(1)	11,689	376,386
Avnet Inc.(1)	40,870	818,217
AVX Corp.	15,774	249,071
Dolby Laboratories Inc. Class A(1)	24,146	562,602
Fisher Scientific International Inc.(1)	50,732	3,705,973
Gentex Corp.	96,053	1,344,742
Jabil Circuit Inc.	125,949	3,224,294
Mettler Toledo International Inc.(1)	28,141	1,704,500
PerkinElmer Inc.	45,275	946,247
Sanmina-SCI Corp.(1)	147,120	676,752
Solectron Corp.(1)	281,379	962,316
Symbol Technologies Inc.	140,483	1,515,812
Tektronix Inc.	41,223	1,212,781
Thermo Electron Corp.(1)	33,896	1,228,391
Thomas & Betts Corp.(1)	43,084	2,210,209
Trimble Navigation Ltd.(1)	37,713	1,683,508
Vishay Intertechnology Inc.(1)	24,408	383,938
Waters Corp.(1)	71,447	3,172,247

		32,765,094
ENERGY—ALTERNATE SOURCES—0.10%
Covanta Holding Corp.(1)	78,701	1,389,073

		1,389,073
ENGINEERING & CONSTRUCTION—0.63%
Fluor Corp.	60,436	5,616,317
Jacobs Engineering Group Inc.(1)	40,453	3,221,677
URS Corp.(1)	1,977	83,034

		8,921,028
ENTERTAINMENT—1.26%
DreamWorks Animation SKG Inc. Class A(1)	17,641	403,979
GTECH Holdings Corp.	87,910	3,057,510
International Game Technology Inc.	234,064	8,880,388
Penn National Gaming Inc.(1)	49,908	1,935,432
Regal Entertainment Group Class A(2)	43,542	884,773
Scientific Games Corp. Class A(1)	45,674	1,626,908
Warner Music Group Corp.	34,258	1,009,926

		17,798,916

ENVIRONMENTAL CONTROL—0.46%
Allied Waste Industries Inc.(1)	9,647	109,590
Nalco Holding Co.(1)	73,288	1,292,067
Republic Services Inc.	77,430	3,123,526
Stericycle Inc.(1)	30,552	1,988,935

		6,514,118
FOOD—2.60%
Campbell Soup Co.	94,437	3,504,557
Heinz (H.J.) Co.	131,350	5,414,247
Hershey Co. (The)	107,042	5,894,803
Kroger Co.	62,366	1,363,321
McCormick & Co. Inc. NVS	72,153	2,420,733
Sara Lee Corp.	275,994	4,421,424
Whole Foods Market Inc.	96,697	6,250,494
Wrigley (William Jr.) Co.	162,053	7,350,724

		36,620,303
FOREST PRODUCTS & PAPER—0.01%
Rayonier Inc.	4,807	182,233

		182,233
HAND & MACHINE TOOLS—0.57%
Black & Decker Corp.	48,210	4,071,817
Lincoln Electric Holdings Inc.	29,290	1,835,018
Snap-On Inc.	5,054	204,283
Stanley Works (The)	39,263	1,853,999

		7,965,117
HEALTH CARE—PRODUCTS—4.16%
Advanced Medical Optics Inc.(1)	47,410	2,403,687
Bard (C.R.) Inc.	71,482	5,236,771
Bausch & Lomb Inc.	6,033	295,858
Beckman Coulter Inc.	40,045	2,224,500
Biomet Inc.	169,858	5,314,857
Cooper Companies Inc.	15,425	683,173
Cytyc Corp.(1)	78,923	2,001,487
Dade Behring Holdings Inc.	60,160	2,505,062
DENTSPLY International Inc.	54,496	3,302,458
Edwards Lifesciences Corp.(1)	40,691	1,848,592
Gen-Probe Inc.(1)	35,611	1,922,282
Henry Schein Inc.(1)	60,961	2,848,708
Hillenbrand Industries Inc.	17,872	866,792
IDEXX Laboratories Inc.(1)	21,782	1,636,482
Intuitive Surgical Inc.(1)	25,239	2,977,445
Kinetic Concepts Inc.(1)	30,279	1,336,818
Patterson Companies Inc.(1)	95,702	3,342,871
ResMed Inc.(1)	52,052	2,443,841
Respironics Inc.(1)	50,166	1,716,681
St. Jude Medical Inc.(1)	249,161	8,077,800
TECHNE Corp.(1)	27,178	1,383,904
Varian Medical Systems Inc.(1)	90,694	4,294,361

		58,664,430
HEALTH CARE—SERVICES—3.40%
Brookdale Senior Living Inc.	8,391	375,413
Community Health Systems Inc.(1)	41,388	1,521,009
Covance Inc.(1)	33,123	2,027,790
Coventry Health Care Inc.(1)	110,790	6,086,803
DaVita Inc.(1)	71,305	3,543,858
Health Management Associates Inc. Class A	42,712	841,854
Health Net Inc.(1)	73,317	3,311,729
Humana Inc.(1)	113,652	6,103,112
Laboratory Corp. of America Holdings(1)	86,078	5,356,634
LifePoint Hospitals Inc.(1)(2)	13,968	448,792

Lincare Holdings Inc.(1)	66,004	2,497,591
Manor Care Inc.	54,539	2,558,970
Pediatrix Medical Group Inc.(1)	33,479	1,516,599
Quest Diagnostics Inc.	109,296	6,549,016
Sierra Health Services Inc.(1)	38,643	1,740,094
Tenet Healthcare Corp.(1)	221,244	1,544,283
Triad Hospitals Inc.(1)	9,971	394,652
Universal Health Services Inc. Class B	7,259	364,837
Wellcare Health Plans Inc.(1)	22,557	1,106,421

		47,889,457
HOLDING COMPANIES—DIVERSIFIED—0.12%
Walter Industries Inc.	30,029	1,731,172

		1,731,172
HOME BUILDERS—1.07%
Beazer Homes USA Inc.	14,049	644,428
Centex Corp.	38,119	1,917,386
Horton (D.R.) Inc.	116,116	2,765,883
KB Home	28,791	1,320,067
Lennar Corp. Class A	37,939	1,683,353
M.D.C. Holdings Inc.	10,528	546,719
NVR Inc.(1)(2)	3,216	1,579,860
Pulte Homes Inc.	72,830	2,096,776
Ryland Group Inc.	11,394	496,437
Standard-Pacific Corp.	17,460	448,722
Thor Industries Inc.	24,572	1,190,513
Toll Brothers Inc.(1)	17,218	440,264

		15,130,408
HOME FURNISHINGS—0.28%
Harman International Industries Inc.	46,183	3,942,643

		3,942,643
HOUSEHOLD PRODUCTS & WARES—0.67%
Avery Dennison Corp.	65,086	3,778,893
Church & Dwight Co. Inc.	44,624	1,625,206
Fortune Brands Inc.	34,718	2,465,325
Jarden Corp.(1)	16,531	503,369
Scotts Miracle-Gro Co. (The) Class A	24,288	1,027,868

		9,400,661
HOUSEWARES—0.31%
Newell Rubbermaid Inc.	117,507	3,035,206
Toro Co.	29,430	1,374,381

		4,409,587
INSURANCE—0.64%
Ambac Financial Group Inc.	6,203	503,063
Berkley (W.R.) Corp.	60,158	2,053,193
Brown & Brown Inc.	77,536	2,265,602
CNA Financial Corp.(1)	1,844	60,778
Gallagher (Arthur J.) & Co.	20,225	512,501
Hanover Insurance Group Inc. (The)	12,690	602,267
HCC Insurance Holdings Inc.	41,603	1,224,792
Markel Corp.(1)	1,213	420,911
Philadelphia Consolidated Holding Corp.(1)	31,355	951,938
Transatlantic Holdings Inc.	6,704	374,754

		8,969,799
INTERNET—2.71%
Akamai Technologies Inc.(1)	106,657	3,859,917
Amazon.com Inc.(1)	215,467	8,334,264
CheckFree Corp.(1)	57,089	2,829,331

Emdeon Corp.(1)	189,423	2,350,739
Expedia Inc.(1)	13,954	208,891
F5 Networks Inc.(1)	27,989	1,496,852
IAC/InterActiveCorp(1)	48,801	1,292,738
Liberty Media Holding Corp.-Liberty Interactive Group Series A(1)	371,338	6,409,294
McAfee Inc.(1)	101,857	2,472,069
Monster Worldwide Inc.(1)	85,331	3,640,220
NutriSystem Inc.(1)	22,158	1,376,677
VeriSign Inc.(1)	158,723	3,677,612
WebMD Health Corp. Class A(1)	4,874	230,540

		38,179,144
IRON & STEEL—0.47%
Allegheny Technologies Inc.	69,212	4,792,239
Carpenter Technology Corp.	16,413	1,895,701

		6,687,940
LEISURE TIME—0.75%
Brunswick Corp.	12,275	408,144
Harley-Davidson Inc.	185,441	10,178,856

		10,587,000
LODGING—2.31%
Boyd Gaming Corp.	30,157	1,217,137
Choice Hotels International Inc.	23,181	1,404,769
Harrah’s Entertainment Inc.	94,116	6,699,177
Hilton Hotels Corp.	265,492	7,508,114
MGM Mirage(1)	82,585	3,369,468
Starwood Hotels & Resorts Worldwide Inc.	124,912	7,537,190
Station Casinos Inc.	34,938	2,378,579
Wynn Resorts Ltd.(1)	33,950	2,488,535

		32,602,969
MACHINERY—2.06%
AGCO Corp.(1)	4,249	111,834
Cummins Inc.	26,157	3,197,693
Flowserve Corp.(1)	5,891	335,198
Gardner Denver Inc.(1)	36,139	1,391,351
Graco Inc.	47,231	2,171,681
IDEX Corp.	36,842	1,738,942
JLG Industries Inc.	73,408	1,651,680
Joy Global Inc.	85,324	4,444,527
Manitowoc Co. Inc. (The)	42,253	1,880,258
Rockwell Automation Inc.	122,533	8,823,601
Terex Corp.(1)	16,424	1,621,049
Zebra Technologies Corp. Class A(1)	48,850	1,668,716

		29,036,530
MANUFACTURING—2.54%
Brink’s Co. (The)	25,899	1,460,963
Carlisle Companies Inc.	18,143	1,438,740
Donaldson Co. Inc.	51,028	1,728,318
Dover Corp.	125,964	6,226,401
Harsco Corp.	28,959	2,257,644
ITT Industries Inc.	85,288	4,221,756
Leggett & Platt Inc.	69,339	1,732,088
Pall Corp.	15,435	432,180
Parker Hannifin Corp.	35,463	2,751,929
Pentair Inc.	26,528	906,992
Roper Industries Inc.	59,948	2,802,569
Textron Inc.	83,876	7,731,690
Trinity Industries Inc.	51,356	2,074,782

		35,766,052

MEDIA—1.89%
Cablevision Systems Corp.	75,198	1,612,997
Discovery Holding Co. Class A(1)	54,543	797,964
Dow Jones & Co. Inc.	40,851	1,430,194
EchoStar Communications Corp.(1)	142,042	4,376,314
Liberty Global Inc. Class A(1)	114,851	2,469,296
McClatchy Co. (The) Class A	3,117	125,054
Meredith Corp.	21,458	1,063,029
Scripps (E.W.) Co. Class A	57,909	2,498,194
Sirius Satellite Radio Inc.(1)(2)	969,263	4,603,999
Univision Communications Inc. Class A(1)	101,681	3,406,314
Washington Post Co. (The) Class B	767	598,268
Wiley (John) & Sons Inc. Class A	30,538	1,013,862
XM Satellite Radio Holdings Inc. Class A(1)	178,343	2,612,725

		26,608,210
METAL FABRICATE & HARDWARE—0.41%
Precision Castparts Corp.	93,279	5,574,353
Timken Co. (The)	4,475	149,957

		5,724,310
MINING—0.43%
Freeport-McMoRan Copper & Gold Inc.	69,990	3,878,146
Southern Copper Corp.(2)	4,675	416,683
Titanium Metals Corp.(1)	51,297	1,763,591

		6,058,420
OFFICE & BUSINESS EQUIPMENT—0.26%
Pitney Bowes Inc.	89,943	3,714,646

		3,714,646
OFFICE FURNISHINGS—0.16%
HNI Corp.	35,764	1,621,897
Steelcase Inc. Class A	41,416	681,293

		2,303,190
OIL & GAS—3.24%
Cheniere Energy Inc.(1)	37,846	1,475,994
CNX Gas Corp.(1)	19,261	577,830
Denbury Resources Inc.(1)	82,181	2,602,672
Diamond Offshore Drilling Inc.	40,727	3,418,217
ENSCO International Inc.	106,144	4,884,747
Frontier Oil Corp.	42,055	1,362,582
Helmerich & Payne Inc.	36,271	2,185,690
Holly Corp.	33,153	1,597,975
Patterson-UTI Energy Inc.	118,382	3,351,394
Plains Exploration & Production Co.(1)	54,325	2,202,335
Pride International Inc.(1)	90,876	2,838,057
Quicksilver Resources Inc.(1)	43,175	1,589,272
Range Resources Corp.	95,190	2,588,216
Rowan Companies Inc.	70,834	2,520,982
Southwestern Energy Co.(1)	115,722	3,605,898
St. Mary Land & Exploration Co.	39,448	1,587,782
Sunoco Inc.	45,956	3,184,291
TODCO Class A	42,682	1,743,560
Unit Corp.(1)	31,931	1,816,555
W&T Offshore Inc.	12,281	477,608

		45,611,657
OIL & GAS SERVICES—3.07%
BJ Services Co.	221,923	8,268,851
Cameron International Corp.(1)	79,728	3,808,607
Dresser-Rand Group Inc.(1)	21,596	507,074
FMC Technologies Inc.(1)	47,190	3,183,437

Global Industries Ltd.(1)	60,935	1,017,615
Grant Prideco Inc.(1)	90,376	4,044,326
Helix Energy Solutions Group Inc.(1)	62,841	2,536,263
National Oilwell Varco Inc.(1)	112,806	7,142,876
Oceaneering International Inc.(1)	37,107	1,701,356
Smith International Inc.	147,684	6,567,507
Superior Energy Services Inc.(1)	55,080	1,867,212
Tetra Technologies Inc.(1)	49,301	1,493,327
Tidewater Inc.	24,146	1,187,983

		43,326,434
PACKAGING & CONTAINERS—0.79%
Ball Corp.	72,268	2,676,807
Crown Holdings Inc.(1)	115,791	1,802,866
Owens-Illinois Inc.(1)	105,856	1,774,147
Packaging Corp. of America	56,034	1,233,869
Pactiv Corp.(1)	97,432	2,411,442
Sealed Air Corp.	23,201	1,208,308

		11,107,439
PHARMACEUTICALS—4.11%
Abraxis BioScience Inc.(1)	17,644	420,633
Allergan Inc.	103,170	11,066,014
AmerisourceBergen Corp.	28,108	1,178,287
Amylin Pharmaceuticals Inc.(1)	73,676	3,637,384
Barr Pharmaceuticals Inc.(1)	73,286	3,495,009
Cephalon Inc.(1)	41,927	2,519,813
Endo Pharmaceuticals Holdings Inc.(1)	91,849	3,029,180
Express Scripts Inc.(1)	84,946	6,094,026
Forest Laboratories Inc.(1)	224,954	8,703,470
Hospira Inc.(1)	107,829	4,630,177
ImClone Systems Inc.(1)	47,975	1,853,754
Kos Pharmaceuticals Inc.(1)	11,466	431,351
Mylan Laboratories Inc.	145,117	2,902,340
Omnicare Inc.	40,473	1,919,230
Sepracor Inc.(1)(2)	75,067	4,289,328
VCA Antech Inc.(1)	57,351	1,831,217

		58,001,213
PIPELINES—2.15%
El Paso Corp.	425,984	6,389,760
Equitable Resources Inc.	72,244	2,420,174
Kinder Morgan Inc.	73,516	7,343,513
Questar Corp.	52,323	4,211,478
Western Gas Resources Inc.	43,705	2,615,744
Williams Companies Inc.	312,225	7,293,576

		30,274,245
REAL ESTATE—0.72%
CB Richard Ellis Group Inc. Class A(1)	127,724	3,180,328
Forest City Enterprises Inc. Class A	48,611	2,426,175
Jones Lang LaSalle Inc.	24,703	2,162,748
St. Joe Co. (The)(2)	51,478	2,395,786

		10,165,037
REAL ESTATE INVESTMENT TRUSTS—1.86%
CapitalSource Inc.	41,909	983,185
Developers Diversified Realty Corp.	32,028	1,671,221
Essex Property Trust Inc.	7,127	795,801
Federal Realty Investment Trust	19,078	1,335,460
General Growth Properties Inc.	61,346	2,764,251
Global Signal Inc.	11,779	545,603
Kilroy Realty Corp.	22,130	1,598,893
Macerich Co. (The)	49,554	3,478,691

Pan Pacific Retail Properties Inc.	5,826	404,150
Public Storage Inc.	25,707	1,951,161
Shurgard Storage Centers Inc. Class A	32,643	2,040,188
SL Green Realty Corp.	29,822	3,264,614
Taubman Centers Inc.	19,601	801,681
United Dominion Realty Trust Inc.	92,691	2,596,275
Ventas Inc.	42,812	1,450,471
Weingarten Realty Investors	13,691	524,091

		26,205,736
RETAIL—8.61%
Abercrombie & Fitch Co. Class A	60,715	3,365,432
Advance Auto Parts Inc.	74,495	2,152,906
American Eagle Outfitters Inc.	78,775	2,681,501
AnnTaylor Stores Corp.(1)	46,307	2,008,798
AutoZone Inc.(1)	37,717	3,326,639
Barnes & Noble Inc.	8,257	301,381
Bed Bath & Beyond Inc.(1)	194,819	6,462,146
Brinker International Inc.	58,541	2,125,038
Burger King Holdings Inc.(1)	17,266	271,940
CarMax Inc.(1)	72,673	2,576,985
Cheesecake Factory (The)(1)	54,593	1,471,281
Chico’s FAS Inc.(1)	123,646	3,335,969
Circuit City Stores Inc.	111,849	3,044,530
Claire’s Stores Inc.	68,290	1,742,078
Coldwater Creek Inc.(1)	41,249	1,103,823
Copart Inc.(1)	48,856	1,199,903
Darden Restaurants Inc.	102,307	4,030,896
Dick's Sporting Goods Inc.(1)	25,200	997,920
Dollar General Corp.	203,302	2,842,162
Dollar Tree Stores Inc.(1)	7,724	204,686
Family Dollar Stores Inc.	57,361	1,401,329
Foot Locker Inc.	12,132	297,113
GameStop Corp. Class A(1)	45,323	1,903,566
Limited Brands Inc.	235,486	6,026,087
Michaels Stores Inc.	91,168	3,759,768
MSC Industrial Direct Co. Inc. Class A	26,098	1,241,482
Nordstrom Inc.	162,890	5,945,485
Office Depot Inc.(1)	198,600	7,546,800
O’Reilly Automotive Inc.(1)	78,138	2,437,124
OSI Restaurant Partners Inc.	24,381	843,583
Panera Bread Co. Class A(1)	20,740	1,394,558
Penney (J.C.) Co. Inc.	161,938	10,932,434
PetSmart Inc.	96,682	2,475,059
RadioShack Corp.	71,365	999,110
Ross Stores Inc.	99,054	2,778,465
Tiffany & Co.	59,441	1,962,742
Tim Hortons Inc.(1)	23,084	594,413
TJX Companies Inc.	316,127	7,226,663
Tractor Supply Co.(1)	24,804	1,370,917
United Auto Group Inc.	4,317	92,168
Urban Outfitters Inc.(1)	79,223	1,385,610
Wendy’s International Inc.	32,844	1,914,477
Williams-Sonoma Inc.	66,381	2,260,273
Yum! Brands Inc.	187,722	9,436,785

		121,472,025
SAVINGS & LOANS—0.28%
Hudson City Bancorp Inc.	199,315	2,656,869
People’s Bank	40,276	1,323,067

		3,979,936
SEMICONDUCTORS—6.03%
Agere Systems Inc.(1)	116,905	1,718,504

Altera Corp.(1)	247,862	4,349,978
Analog Devices Inc.	249,299	8,012,470
Cree Inc.(1)	45,212	1,074,237
Cypress Semiconductor Corp.(1)	86,098	1,251,865
Fairchild Semiconductor International Inc. Class A(1)	43,144	783,926
Freescale Semiconductor Inc. Class B(1)	128,840	3,787,896
Integrated Device Technology Inc.(1)	61,098	866,370
International Rectifier Corp.(1)(2)	27,160	1,061,413
Intersil Corp. Class A	42,655	991,729
KLA-Tencor Corp.	108,428	4,507,352
Lam Research Corp.(1)	97,075	4,525,637
Linear Technology Corp.	209,589	7,019,136
LSI Logic Corp.(1)	197,170	1,764,672
Maxim Integrated Products Inc.	221,365	7,108,030
MEMC Electronic Materials Inc.(1)	95,814	3,593,025
Microchip Technology Inc.	147,981	4,964,763
Micron Technology Inc.(1)	228,245	3,437,370
National Semiconductor Corp.	233,045	5,558,123
Novellus Systems Inc.(1)	34,781	859,091
NVIDIA Corp.(1)	243,331	5,180,517
PMC-Sierra Inc.(1)	142,525	1,339,735
QLogic Corp.(1)	111,375	1,920,105
Rambus Inc.(1)	54,531	1,243,852
Silicon Laboratories Inc.(1)	34,534	1,213,870
Spansion Inc. Class A(1)	5,370	85,598
Teradyne Inc.(1)	105,493	1,469,517
Xilinx Inc.	237,122	5,370,813

		85,059,594
SOFTWARE—4.85%
Activision Inc.(1)	190,890	2,172,328
Acxiom Corp.	59,861	1,496,525
Autodesk Inc.(1)	159,449	5,494,613
BEA Systems Inc.(1)	268,898	3,519,875
BMC Software Inc.(1)	146,908	3,511,101
CA Inc.	47,943	985,229
Cerner Corp.(1)	44,408	1,647,981
Citrix Systems Inc.(1)	125,733	5,046,923
Dun & Bradstreet Corp.(1)	45,755	3,188,208
Electronic Arts Inc.(1)	209,702	9,025,574
Fair Isaac Corp.	36,315	1,318,598
Fidelity National Information Services Inc.	14,344	507,778
Fiserv Inc.(1)	121,278	5,501,170
Global Payments Inc.	46,544	2,259,711
IMS Health Inc.	98,565	2,646,470
Intuit Inc.(1)	120,183	7,257,851
MoneyGram International Inc.	58,485	1,985,566
NAVTEQ Corp.(1)	64,100	2,863,988
Red Hat Inc.(1)	126,940	2,970,396
Salesforce.com Inc.(1)	58,290	1,554,011
SEI Investments Co.	43,373	2,120,072
Total System Services Inc.	25,894	498,460
VeriFone Holdings Inc.(1)	26,809	817,138

		68,389,566
TELECOMMUNICATIONS—3.43%
ADC Telecommunications Inc.(1)	71,699	1,208,845
American Tower Corp. Class A(1)	289,630	9,013,286
Avaya Inc.(1)	24,865	283,958
CIENA Corp.(1)	89,241	429,249
Citizens Communications Co.	92,192	1,203,106
Comverse Technology Inc.(1)	112,110	2,216,415
Crown Castle International Corp.(1)	132,023	4,560,074
Harris Corp.	92,682	3,847,230

JDS Uniphase Corp.(1)	1,126,726	2,850,617
Juniper Networks Inc.(1)	210,102	3,359,531
Leap Wireless International Inc.(1)	11,757	557,870
Level 3 Communications Inc.(1)	690,288	3,064,879
Lucent Technologies Inc.(1)	1,663,700	4,026,154
NeuStar Inc. Class A(1)	43,064	1,453,410
NII Holdings Inc. Class B(1)	95,070	5,360,047
SBA Communications Corp.(1)	71,110	1,858,815
Telephone & Data Systems Inc.	40,487	1,676,162
United States Cellular Corp.(1)	6,352	384,931
West Corp.(1)	20,677	990,635

		48,345,214
TEXTILES—0.29%
Cintas Corp.	96,801	3,848,808
Mohawk Industries Inc.(1)	4,249	298,917

		4,147,725
TRANSPORTATION—2.01%
C.H. Robinson Worldwide Inc.	119,903	6,390,830
Con-way Inc.	35,710	2,068,680
CSX Corp.	74,795	5,268,560
Expeditors International Washington Inc.	147,280	8,249,153
Hunt (J.B.) Transport Services Inc.	75,567	1,882,374
Kansas City Southern Industries Inc.(1)	18,809	521,009
Kirby Corp.(1)	36,380	1,437,010
Landstar System Inc.	40,704	1,922,450
Swift Transportation Co. Inc.(1)	17,027	540,778

		28,280,844
TRUCKING & LEASING—0.05%
GATX Corp.	16,337	694,323

		694,323
WATER—0.09%
Aqua America Inc.(2)	53,730	1,224,507

		1,224,507

TOTAL COMMON STOCKS
(Cost: $1,289,494,235)		1,411,778,233

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.54%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%, 04/23/07	$18,531	18,531
Fortis Bank NY
4.43%, 07/20/06	46,307	46,307
Societe Generale
5.33%, 12/08/06	185,312	185,312
Toronto-Dominion Bank
3.94%, 07/10/06	92,656	92,656
Washington Mutual Bank
5.28%, 08/07/06	92,656	92,656
Wells Fargo Bank N.A.
4.78%, 12/05/06	148,250	148,250

		583,712

COMMERCIAL PAPER(3)—0.31%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	517,352	514,462
ASAP Funding Ltd.
5.21%, 08/08/06(4)	88,950	88,487
Barton Capital Corp.
5.29%, 08/01/06(4)	177,138	176,383
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	70,419	70,253
CC USA Inc.
5.03%, 10/24/06(4)	37,062	36,477
Chariot Funding LLC
5.30%, 07/28/06(4)	139,605	139,091
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	406,511	406,396
Curzon Funding LLC
5.30%, 07/31/06(4)	185,312	184,549
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	136,709	133,517
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	392,258	390,882
Five Finance Inc.
5.19%, 12/01/06(4)	83,391	81,575
General Electric Capital Services Inc.
5.22%, 12/11/06	18,531	18,099
Govco Inc.
5.22%, 08/03/06(4)	185,312	184,479
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	63,006	62,030
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	46,328	46,165
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	170,450	170,029
Landale Funding LLC
5.30%, 08/15/06(4)	203,844	202,553
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	286,919	284,736
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	187,166	186,616
Prudential Funding LLC
5.22%, 07/31/06	92,656	92,280
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	185,312	184,854
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	217,129	217,006
Scaldis Capital LLC
5.30%, 07/25/06(4)	115,833	115,458
Sydney Capital Corp.
5.10%, 07/07/06(4)	202,713	202,598
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	226,506	225,945

		4,414,920
MEDIUM-TERM NOTES(3)—0.04%
Bank of America N.A.
5.28%, 04/20/07	46,328	46,328
Dorada Finance Inc.
3.93%, 07/07/06(4)	57,447	57,447
K2 USA LLC
3.94%, 07/07/06(4)	111,187	111,187
Marshall & Ilsley Bank
5.18%, 12/15/06	185,312	185,601

Sigma Finance Inc.
5.13%, 03/30/07(4)	64,859	64,859
US Bank N.A.
2.85%, 11/15/06	37,062	36,810

		502,232
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,428,845	1,428,845

		1,428,845
REPURCHASE AGREEMENTS(3)—0.25%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $370,791 (collateralized by non-U.S. Government debt securities, value $382,271, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$370,625	370,625
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $278,093 (collateralized by non-U.S. Government debt securities, value $306,192, 2.12% to 6.47%, 11/25/34 to 12/25/42).	277,969	277,969
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $370,791 (collateralized by non-U.S. Government debt securities, value $380,684, 5.36% to 6.00%, 12/25/35 to 12/25/42).	370,625	370,625
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $463,488 (collateralized by non-U.S. Government debt securities, value $518,469, 0.00% to 10.00%, 6/1/28 to 12/15/35).	463,281	463,281
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $111,238 (collateralized by non-U.S. Government debt securities, value $125,869, 0.00% to 10.00%, 9/10/34 to 5/9/36).	111,187	111,187
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $185,395 (collateralized by non-U.S. Government debt securities, value $189,280, 5.22% to 5.42%, 7/3/06).	185,312	185,312
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $296,635 (collateralized by non-U.S. Government debt securities, value $311,755, 0.00% to 10.00%, 1/1/10 to 6/6/16).	296,500	296,500
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $185,395 (collateralized by non-U.S. Government debt securities, value $191,139, 6.38% to 8.49%, 1/7/09 to 2/23/36).	185,312	185,312
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $185,395 (collateralized by non-U.S. Government debt securities, value $191,142, 0.07% to 7.75%, 2/22/11 to 12/15/45).	185,312	185,312
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $370,791 (collateralized by non-U.S. Government debt securities, value $389,697, 0.00% to 8.57%, 6/25/23 to 4/25/46).	370,625	370,625

Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $185,395 (collateralized by non-U.S. Government debt securities, value $195,015, 3.79% to 7.22%, 5/15/07 to 3/15/42).	185,312	185,312
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $64,889 (collateralized by non-U.S. Government debt securities, value $68,660, 0.00% to 10.00%, 7/3/06 to 6/30/36).	64,859	64,859
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $136,450 (collateralized by non-U.S. Government debt securities, value $137,320, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	129,719	129,719
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $370,791 (collateralized by non-U.S. Government debt securities, value $389,693, 0.00% to 10.00%, 1/1/10 to 5/6/16).	370,625	370,625

		3,567,263
TIME DEPOSITS(3)—0.12%
ABN Amro Bank NV
5.30%, 07/03/06	185,312	185,312
KBC Bank NV
5.32%, 07/03/06	555,937	555,937
Societe Generale
5.32%, 07/03/06	463,281	463,281
UBS AG
5.25%-5.34%, 07/03/06	534,272	534,272

		1,738,802
VARIABLE & FLOATING RATE NOTES(3)—0.68%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	474,400	474,467
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	138,984	138,983
American Express Centurion Bank
5.34%, 07/19/07	203,844	204,087
American Express Credit Corp.
5.23%, 07/05/07	55,594	55,631
ASIF Global Financing
5.17%, 05/03/07(4)	18,531	18,540
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	120,453	120,453
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	315,031	315,029
BMW US Capital LLC
5.20%, 07/13/07(4)	185,312	185,312
BNP Paribas
5.14%, 05/18/07(4)	342,828	342,828
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	135,278	135,278
Commodore CDO Ltd.
5.38%, 06/12/07(4)	46,328	46,328
Credit Agricole SA
5.31%, 07/23/07	185,312	185,312
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	185,312	185,312
DEPFA Bank PLC
5.37%, 06/15/07	185,312	185,312
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	213,109	213,126

Eli Lilly Services Inc.
5.08%, 06/29/07(4)	185,312	185,312
Fifth Third Bancorp
5.28%, 06/22/07(4)	370,625	370,625
First Tennessee Bank N.A.
5.21%, 08/25/06	55,594	55,594
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	138,984	138,971
General Electric Capital Corp.
5.25%, 04/09/07	83,391	83,436
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	277,969	278,020
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	185,312	185,312
JP Morgan Chase & Co.
5.12%, 07/02/07	138,984	138,984
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	277,969	277,961
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	193,655	193,655
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	231,641	231,565
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	203,844	203,826
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	90,060	90,060
Marshall & Ilsley Bank
5.18%, 07/13/07	101,922	101,922
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	277,969	277,969
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	23,349	23,357
Mound Financing PLC
5.11%, 05/08/07(4)	174,194	174,194
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	185,312	185,301
National City Bank of Indiana
5.17%, 05/21/07	92,656	92,663
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	500,344	500,357
Newcastle Ltd.
5.34%, 04/24/07(4)	65,323	65,307

Northern Rock PLC
5.17%, 05/03/07(4)	222,375	222,380
Principal Life Global Funding I
5.63%, 02/08/07	83,391	83,626
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	138,984	138,977
Sigma Finance Inc.
5.51%, 06/18/07(4)	151,956	151,956
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	185,312	185,312
Strips III LLC
5.37%, 07/24/06(4)	43,320	43,320
SunTrust Bank
5.08%, 05/01/07	185,312	185,322
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	350,241	350,203
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	259,437	259,437
US Bank N.A.
5.28%, 09/29/06	83,391	83,385
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	296,648	296,648
Wachovia Bank N.A.
5.36%, 05/22/07	370,625	370,625
Wells Fargo & Co.
5.19%, 07/13/07(4)	92,656	92,662
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	166,781	166,779
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	183,274	182,671
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	62,587	62,587

		9,536,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,772,053)		21,772,053

TOTAL INVESTMENTS IN SECURITIES—101.66%
(Cost: $1,311,266,288)		1,433,550,286
Other Assets, Less Liabilities—(1.66)%		(23,452,767)

NET ASSETS—100.00%		$1,410,097,519

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.99%

ADVERTISING—0.16%
Donnelley (R.H.) Corp.(1)	61,839	$3,343,635

		3,343,635
AEROSPACE & DEFENSE—0.77%
Alliant Techsystems Inc.(1)	27,517	2,100,923
Armor Holdings Inc.(1)	36,181	1,983,804
DRS Technologies Inc.	33,617	1,638,829
Goodrich (B.F.) Co.	10,321	415,833
L-3 Communications Holdings Inc.	136,646	10,305,841

		16,445,230
AGRICULTURE—0.46%
Loews Corp.—Carolina Group	112,625	5,785,546
UST Inc.	86,514	3,909,568

		9,695,114
AIRLINES—0.56%
AMR Corp.(1)	60,309	1,533,055
Southwest Airlines Co.	406,956	6,661,870
UAL Corp.(1)	118,937	3,689,426

		11,884,351
APPAREL—0.76%
Jones Apparel Group Inc.	135,896	4,320,134
Liz Claiborne Inc.	126,176	4,676,083
VF Corp.	106,017	7,200,675

		16,196,892
AUTO MANUFACTURERS—1.03%
Ford Motor Co.	2,178,781	15,098,952
PACCAR Inc.	82,726	6,814,968

		21,913,920
AUTO PARTS & EQUIPMENT—0.53%
Autoliv Inc.	100,139	5,664,863
BorgWarner Inc.	63,924	4,161,452
TRW Automotive Holdings Corp.(1)	52,620	1,435,474

		11,261,789
BANKS—8.80%
AmSouth Bancorp	417,815	11,051,207
Associated Bancorp	159,653	5,033,859
BancorpSouth Inc.	95,745	2,609,051
Bank of Hawaii Corp.	21,550	1,068,880
BOK Financial Corp.	26,330	1,307,811
City National Corp.	50,347	3,277,086
Colonial BancGroup Inc. (The)	186,643	4,792,992
Comerica Inc.	196,100	10,195,239

Commerce Bancshares Inc.	80,630	4,035,532
Compass Bancshares Inc.	155,898	8,667,929
Cullen/Frost Bankers Inc.	39,186	2,245,358
East West Bancorp Inc.	5,717	216,731
First Citizens BancShares Inc. Class A	7,268	1,457,234
First Horizon National Corp.	148,776	5,980,795
Fulton Financial Corp.	209,563	3,336,243
Huntington Bancshares Inc.	296,123	6,982,580
KeyCorp	487,985	17,411,305
M&T Bank Corp.	91,797	10,824,702
Marshall & Ilsley Corp.	305,621	13,979,105
Mercantile Bankshares Corp.	148,758	5,306,198
North Fork Bancorp Inc.	561,618	16,944,015
Northern Trust Corp.	14,478	800,633
Popular Inc.	336,068	6,452,506
Sky Financial Group Inc.	121,635	2,871,802
South Financial Group Inc. (The)	90,536	2,391,056
Synovus Financial Corp.	181,765	4,867,667
TCF Financial Corp.	98,730	2,611,408
TD Banknorth Inc.	121,681	3,583,505
UnionBanCal Corp.	64,611	4,173,224
Valley National Bancorp	134,398	3,455,373
Webster Financial Corp.	63,729	3,023,304
Whitney Holding Corp.	79,310	2,805,195
Wilmington Trust Corp.	82,350	3,473,523
Zions Bancorporation	128,108	9,984,738

		187,217,786
BEVERAGES—0.97%
Coca-Cola Enterprises Inc.	368,709	7,510,602
Constellation Brands Inc.(1)	196,918	4,922,950
Molson Coors Brewing Co. Class B	58,954	4,001,798
Pepsi Bottling Group Inc.	80,421	2,585,535
PepsiAmericas Inc.	75,343	1,665,834

		20,686,719
BIOTECHNOLOGY—0.32%
Charles River Laboratories International Inc.(1)	60,957	2,243,218
Invitrogen Corp.(1)	40,984	2,707,813
Millennium Pharmaceuticals Inc.(1)	175,585	1,750,582

		6,701,613
BUILDING MATERIALS—0.44%
Lennox International Inc.	72,770	1,926,950
Masco Corp.	188,939	5,600,152
USG Corp.(1)	25,246	1,841,191

		9,368,293
CHEMICALS—3.97%
Air Products & Chemicals Inc.	238,983	15,275,793
Airgas Inc.	5,144	191,614
Albemarle Corp.	47,421	2,270,517
Ashland Inc.	76,958	5,133,099
Cabot Corp.	45,024	1,554,228
Celanese Corp. Class A	42,363	865,052
Chemtura Corp.	290,097	2,709,506
Cytec Industries Inc.	49,794	2,671,946
Eastman Chemical Co.	98,708	5,330,232
FMC Corp.	47,213	3,040,045
Huntsman Corp.(1)	31,681	548,715
International Flavors & Fragrances Inc.	35,203	1,240,554
Lubrizol Corp.	82,550	3,289,617
Lyondell Chemical Co.	261,857	5,933,680

Mosaic Co. (The)(1)(2)	158,580	2,481,777
PPG Industries Inc.	174,573	11,521,818
Rohm & Haas Co.	165,167	8,278,170
RPM International Inc.	143,132	2,576,376
Sherwin-Williams Co. (The)	53,295	2,530,447
Sigma-Aldrich Corp.	46,071	3,346,597
Valspar Corp. (The)	122,730	3,241,299
Westlake Chemical Corp.	16,364	487,647

		84,518,729
COMMERCIAL SERVICES—1.27%
ADESA Inc.	108,490	2,412,818
Convergys Corp.(1)	159,873	3,117,523
Corrections Corp. of America(1)	16,457	871,234
Donnelley (R.R.) & Sons Co.	260,899	8,335,723
Equifax Inc.	16,143	554,351
Hewitt Associates Inc. Class A(1)	58,085	1,305,751
Laureate Education Inc.(1)	8,266	352,380
Manpower Inc.	15,132	977,527
Quanta Services Inc.(1)	71,876	1,245,611
Service Corp. International	357,064	2,906,501
ServiceMaster Co. (The)	244,986	2,530,705
United Rentals Inc.(1)	78,056	2,496,231

		27,106,355
COMPUTERS—1.78%
Affiliated Computer Services Inc. Class A(1)	79,473	4,101,602
Cadence Design Systems Inc.(1)	54,570	935,875
Ceridian Corp.(1)	17,559	429,142
Computer Sciences Corp.(1)	225,158	10,906,654
Diebold Inc.	16,101	654,023
Electronic Data Systems Corp.	274,776	6,611,111
Lexmark International Inc.(1)	30,134	1,682,381
NCR Corp.(1)	173,586	6,360,191
Reynolds & Reynolds Co. (The) Class A	17,494	536,541
Synopsys Inc.(1)	158,023	2,966,092
Unisys Corp.(1)	414,120	2,600,674

		37,784,286
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	74,032	3,606,839

		3,606,839
DISTRIBUTION & WHOLESALE—0.77%
Genuine Parts Co.	208,475	8,685,068
Grainger (W.W.) Inc.	26,131	1,965,835
Ingram Micro Inc. Class A(1)	169,345	3,070,225
Tech Data Corp.(1)	67,113	2,571,099

		16,292,227
DIVERSIFIED FINANCIAL SERVICES—2.84%
AmeriCredit Corp.(1)	119,835	3,345,793
Ameriprise Financial Inc.	259,344	11,584,896
CIT Group Inc.	240,668	12,584,530
E*TRADE Financial Corp.(1)	39,126	892,855
Edwards (A.G.) Inc.	92,426	5,113,006
IndyMac Bancorp Inc.	61,942	2,840,041
Janus Capital Group Inc.	126,732	2,268,503
Jefferies Group Inc.	143,098	4,239,994
Legg Mason Inc.	67,595	6,727,054
Nelnet Inc. Class A(1)	3,093	125,421
NYSE Group Inc.(1)	92,603	6,341,453
Raymond James Financial Inc.	109,390	3,311,235
Student Loan Corp. (The)	4,829	975,458

		60,350,239

ELECTRIC—11.48%
Alliant Energy Corp.	141,907	4,867,410
Ameren Corp.	247,917	12,519,808
American Electric Power Co. Inc.	475,576	16,288,478
CenterPoint Energy Inc.	375,928	4,699,100
CMS Energy Corp.(1)	266,993	3,454,889
Consolidated Edison Inc.	296,727	13,186,548
Constellation Energy Group Inc.	188,609	10,282,963
DPL Inc.	120,663	3,233,768
DTE Energy Co.	214,623	8,743,741
Edison International	393,353	15,340,767
Energy East Corp.	178,292	4,266,528
Entergy Corp.	251,048	17,761,646
Great Plains Energy Inc.	95,948	2,673,111
Hawaiian Electric Industries Inc.(2)	97,938	2,733,450
MDU Resources Group Inc.	144,839	5,302,556
Mirant Corp.(1)	362,216	9,707,389
Northeast Utilities	185,399	3,832,197
NRG Energy Inc.(1)	115,927	5,585,363
NSTAR	128,950	3,687,970
OGE Energy Corp.	109,591	3,838,973
Pepco Holdings Inc.	229,831	5,419,415
PG&E Corp.	419,137	16,463,701
Pinnacle West Capital Corp.	119,761	4,779,662
PPL Corp.	459,374	14,837,780
Progress Energy Inc.	305,412	13,093,012
Puget Energy Inc.	140,085	3,009,026
Reliant Energy Inc.(1)	370,213	4,435,152
SCANA Corp.	139,422	5,378,901
Sierra Pacific Resources Corp.(1)	242,524	3,395,336
TECO Energy Inc.	252,041	3,765,493
Wisconsin Energy Corp.	141,232	5,691,650
WPS Resources Corp.	51,935	2,575,976
Xcel Energy Inc.	489,543	9,389,435

		244,241,194
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
American Power Conversion Corp.	126,339	2,462,347
Energizer Holdings Inc.(1)	14,771	865,137
Hubbell Inc. Class B	52,700	2,511,155

		5,838,639
ELECTRONICS—1.26%
Applera Corp. - Applied Biosystems Group	43,564	1,409,295
Arrow Electronics Inc.(1)	126,640	4,077,808
Avnet Inc.(1)	83,243	1,666,525
AVX Corp.	33,585	530,307
Fisher Scientific International Inc.(1)	61,152	4,467,154
Gentex Corp.	17,635	246,890
PerkinElmer Inc.	73,683	1,539,975
Sanmina-SCI Corp.(1)	385,976	1,775,490
Solectron Corp.(1)	587,112	2,007,923
Symbol Technologies Inc.	60,660	654,521
Tektronix Inc.	28,880	849,650
Thermo Electron Corp.(1)	138,335	5,013,260
Vishay Intertechnology Inc.(1)	160,593	2,526,128

		26,764,926
ENGINEERING & CONSTRUCTION—0.24%
Shaw Group Inc. (The)(1)	96,909	2,694,070
URS Corp.(1)	58,301	2,448,642

		5,142,712

ENTERTAINMENT—0.18%
DreamWorks Animation SKG Inc. Class A(1)	18,120	414,948
International Speedway Corp. Class A	42,553	1,973,183
Warner Music Group Corp.	51,453	1,516,834

		3,904,965
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(1)(2)	284,435	3,231,182
Republic Services Inc.	8,033	324,051

		3,555,233
FOOD—4.65%
Campbell Soup Co.	122,084	4,530,537
ConAgra Foods Inc.	627,029	13,863,611
Corn Products International Inc.	89,522	2,739,373
Dean Foods Co.(1)	164,207	6,106,858
Del Monte Foods Co.	241,092	2,707,463
Heinz (H.J.) Co.	174,727	7,202,247
Hershey Co. (The)	25,771	1,419,209
Hormel Foods Corp.	89,067	3,307,948
Kroger Co.	763,554	16,691,290
McCormick & Co. Inc. NVS	33,748	1,132,245
Safeway Inc.	543,408	14,128,608
Sara Lee Corp.	434,997	6,968,652
Smithfield Foods Inc.(1)	119,302	3,439,477
Smucker (J.M.) Co. (The)	70,271	3,141,114
SUPERVALU Inc.	247,062	7,584,803
Tyson Foods Inc. Class A	268,166	3,984,947

		98,948,382
FOREST PRODUCTS & PAPER—1.37%
Louisiana-Pacific Corp.	128,210	2,807,799
MeadWestvaco Corp.	218,700	6,108,291
Plum Creek Timber Co. Inc.	222,555	7,900,702
Rayonier Inc.	83,978	3,183,606
Smurfit-Stone Container Corp.(1)	307,223	3,361,020
Temple-Inland Inc.	133,396	5,718,687

		29,080,105
GAS—2.51%
AGL Resources Inc.	94,087	3,586,596
Atmos Energy Corp.	97,975	2,734,482
Energen Corp.	88,700	3,406,967
KeySpan Corp.	211,230	8,533,692
NiSource Inc.	329,190	7,189,510
ONEOK Inc.	141,732	4,824,557
Sempra Energy	312,794	14,225,871
Southern Union Co.	120,331	3,256,157
UGI Corp.	127,141	3,130,211
Vectren Corp.	91,980	2,506,455

		53,394,498
HAND & MACHINE TOOLS—0.35%
Black & Decker Corp.	7,431	627,622
Kennametal Inc.	47,794	2,975,176
Snap-On Inc.	61,314	2,478,312
Stanley Works (The)	29,430	1,389,685

		7,470,795

HEALTH CARE - PRODUCTS—0.29%
Bausch & Lomb Inc.	54,184	2,657,183
Beckman Coulter Inc.	6,173	342,910
Cooper Companies Inc.	26,762	1,185,289
Hillenbrand Industries Inc.	42,815	2,076,527

		6,261,909
HEALTH CARE - SERVICES—0.70%
Community Health Systems Inc.(1)	46,281	1,700,827
Health Management Associates Inc. Class A	215,977	4,256,907
Health Net Inc.(1)	10,999	496,825
LifePoint Hospitals Inc.(1)	44,976	1,445,079
Tenet Healthcare Corp.(1)	181,262	1,265,209
Triad Hospitals Inc.(1)	88,255	3,493,133
Universal Health Services Inc. Class B	42,504	2,136,251

		14,794,231
HOLDING COMPANIES - DIVERSIFIED—0.27%
Leucadia National Corp.	197,056	5,752,065

		5,752,065
HOME BUILDERS—1.26%
Beazer Homes USA Inc.	24,180	1,109,137
Centex Corp.	79,858	4,016,857
Horton (D.R.) Inc.	174,400	4,154,208
KB Home	47,043	2,156,922
Lennar Corp. Class A	98,302	4,361,660
M.D.C. Holdings Inc.	23,247	1,207,217
Pulte Homes Inc.	129,438	3,726,520
Ryland Group Inc.	35,125	1,530,396
Standard-Pacific Corp.	49,615	1,275,105
Toll Brothers Inc.(1)	125,924	3,219,877

		26,757,899
HOME FURNISHINGS—0.34%
Whirlpool Corp.	88,028	7,275,514

		7,275,514
HOUSEHOLD PRODUCTS & WARES—0.98%
Clorox Co. (The)	182,140	11,105,076
Fortune Brands Inc.	116,312	8,259,315
Jarden Corp.(1)	29,497	898,184
Scotts Miracle-Gro Co. (The) Class A	14,083	595,993

		20,858,568
HOUSEWARES—0.16%
Newell Rubbermaid Inc.	128,660	3,323,288

		3,323,288
INSURANCE—8.00%
Alleghany Corp.(1)	5,852	1,617,259
Ambac Financial Group Inc.	116,789	9,471,588
American Financial Group Inc.	68,651	2,945,128
American National Insurance Co.	17,122	2,221,066
AmerUs Group Co.	46,852	2,743,185
AON Corp.	384,715	13,395,776
Assurant Inc.	155,727	7,537,187
Berkley (W.R.) Corp.	89,628	3,059,004
CIGNA Corp.	144,586	14,243,167
Cincinnati Financial Corp.	188,068	8,841,077
CNA Financial Corp.(1)	24,590	810,486
Conseco Inc.(1)	182,924	4,225,544
Erie Indemnity Co. Class A	64,850	3,372,200
Fidelity National Financial Inc.	210,996	8,218,294

Fidelity National Title Group Inc. Class A(2)	37,672	741,008
First American Corp.	103,495	4,374,734
Gallagher (Arthur J.) & Co.	81,372	2,061,966
Hanover Insurance Group Inc. (The)	39,119	1,856,588
HCC Insurance Holdings Inc.	61,487	1,810,177
Markel Corp.(1)	9,543	3,311,421
MBIA Inc.	162,658	9,523,626
Mercury General Corp.	31,992	1,803,389
MGIC Investment Corp.	105,558	6,861,270
Nationwide Financial Services Inc.	59,052	2,603,012
Old Republic International Corp.	277,494	5,930,047
Philadelphia Consolidated Holding Corp.(1)	11,632	353,148
PMI Group Inc. (The)	107,923	4,811,207
Protective Life Corp.	84,377	3,933,656
Radian Group Inc.	99,492	6,146,616
Reinsurance Group of America Inc.	35,084	1,724,379
SAFECO Corp.	143,906	8,109,103
StanCorp Financial Group Inc.	66,038	3,361,995
Torchmark Corp.	121,162	7,356,957
Transatlantic Holdings Inc.	20,670	1,155,453
Unitrin Inc.	57,301	2,497,751
UNUMProvident Corp.	361,489	6,553,796
Wesco Financial Corp.	1,710	651,510

		170,233,770
INTERNET—0.55%
Expedia Inc.(1)	252,932	3,786,392
IAC/InterActiveCorp(1)	137,505	3,642,507
Liberty Media Holding Corp. - Liberty Interactive Group Series A(1)	198,404	3,424,453
McAfee Inc.(1)	14,444	350,556
VeriSign Inc.(1)	18,349	425,146

		11,629,054
INVESTMENT COMPANIES—0.48%
Allied Capital Corp.(2)	169,003	4,862,216
American Capital Strategies Ltd.	161,150	5,395,302

		10,257,518
IRON & STEEL—0.78%
Carpenter Technology Corp.	1,994	230,307
Reliance Steel & Aluminum Co.	39,677	3,291,207
Steel Dynamics Inc.	58,766	3,863,277
United States Steel Corp.	131,514	9,221,762

		16,606,553
LEISURE TIME—0.31%
Brunswick Corp.	92,731	3,083,306
Sabre Holdings Corp.	160,266	3,525,852

		6,609,158
LODGING—0.32%
Harrah’s Entertainment Inc.	58,438	4,159,617
Starwood Hotels & Resorts Worldwide Inc.	43,799	2,642,832

		6,802,449
MACHINERY—0.49%
AGCO Corp.(1)	101,872	2,681,271
Cummins Inc.	10,315	1,261,009
Flowserve Corp.(1)	57,936	3,296,558
Terex Corp.(1)	31,880	3,146,556

		10,385,394

MANUFACTURING—2.52%
Brink’s Co. (The)	13,074	737,504
Carlisle Companies Inc.	5,381	426,713
Crane Co.	63,978	2,661,485
Dover Corp.	25,846	1,277,568
Eastman Kodak Co.(2)	346,785	8,246,547
Eaton Corp.	181,337	13,672,810
ITT Industries Inc.	74,138	3,669,831
Leggett & Platt Inc.	98,825	2,468,648
Pall Corp.	123,822	3,467,016
Parker Hannifin Corp.	83,234	6,458,958
Pentair Inc.	76,350	2,610,406
SPX Corp.	72,163	4,037,520
Teleflex Inc.	48,601	2,625,426
Textron Inc.	10,366	955,538
Trinity Industries Inc.	5,529	223,372

		53,539,342
MEDIA—3.15%
Cablevision Systems Corp.	129,953	2,787,492
Discovery Holding Co. Class A(1)	242,892	3,553,510
Gannett Co. Inc.	287,117	16,058,454
Hearst-Argyle Television Inc.	32,122	708,611
Liberty Global Inc. Class A(1)	354,035	7,611,752
Liberty Media Holding Corp. - Liberty Capital Group Series A(1)	169,576	14,205,382
McClatchy Co. (The) Class A(2)	61,047	2,449,225
New York Times Co. Class A	159,661	3,918,081
Tribune Co.	270,767	8,780,974
Univision Communications Inc. Class A(1)	82,161	2,752,393
Washington Post Co. (The) Class B	5,394	4,207,374

		67,033,248
METAL FABRICATE & HARDWARE—0.32%
Commercial Metals Co.	145,265	3,733,310
Timken Co. (The)	93,823	3,144,009

		6,877,319
MINING—0.27%
Freeport-McMoRan Copper & Gold Inc.	105,121	5,824,755

		5,824,755
OFFICE & BUSINESS EQUIPMENT—0.94%
Pitney Bowes Inc.	110,681	4,571,125
Xerox Corp.(1)	1,108,648	15,421,294

		19,992,419
OFFICE FURNISHINGS—0.02%
Steelcase Inc. Class A	20,790	341,995

		341,995
OIL & GAS—5.27%
Cabot Oil & Gas Corp.	58,971	2,889,579
Chesapeake Energy Corp.	409,778	12,395,784
Cimarex Energy Co.	99,719	4,287,917
Forest Oil Corp.(1)	66,264	2,197,314
Frontier Oil Corp.	63,163	2,046,481
Hess Corp.	292,137	15,439,440
Kerr-McGee Corp.	274,068	19,006,616
Murphy Oil Corp.	225,325	12,586,654
Newfield Exploration Co.(1)	155,272	7,599,012
Noble Energy Inc.	213,874	10,022,136
Pioneer Natural Resources Co.	156,106	7,244,879

Pogo Producing Co.	69,979	3,226,032
Pride International Inc.(1)	36,558	1,141,706
Rowan Companies Inc.	9,182	326,787
Sunoco Inc.	79,735	5,524,838
Tesoro Corp.	82,781	6,155,595

		112,090,770
OIL & GAS SERVICES—0.22%
National Oilwell Varco Inc.(1)	13,941	882,744
SEACOR Holdings Inc.(1)	27,294	2,240,837
Tidewater Inc.	30,581	1,504,585

		4,628,166
PACKAGING & CONTAINERS—0.50%
Bemis Co. Inc.	126,567	3,875,482
Sealed Air Corp.	57,914	3,016,161
Sonoco Products Co.	119,573	3,784,485

		10,676,128
PHARMACEUTICALS—0.94%
AmerisourceBergen Corp.	204,252	8,562,244
King Pharmaceuticals Inc.(1)	292,419	4,971,123
Kos Pharmaceuticals Inc.(1)	2,203	82,877
Omnicare Inc.	75,469	3,578,740
Watson Pharmaceuticals Inc.(1)	123,157	2,867,095

		20,062,079
PIPELINES—0.59%
Dynegy Inc. Class A(1)	455,762	2,493,018
El Paso Corp.	51,795	776,925
Equitable Resources Inc.	19,215	643,703
National Fuel Gas Co.	101,385	3,562,669
Questar Corp.	11,774	947,689
Williams Companies Inc.	172,448	4,028,385

		12,452,389
REAL ESTATE INVESTMENT TRUSTS—11.04%
AMB Property Corp.	106,244	5,370,634
Annaly Mortgage Management Inc.	196,691	2,519,612
Apartment Investment & Management Co. Class A	117,340	5,098,423
Archstone-Smith Trust	258,047	13,126,851
AvalonBay Communities Inc.	89,795	9,933,123
Boston Properties Inc.	137,818	12,458,747
Brandywine Realty Trust	109,722	3,529,757
BRE Properties Inc. Class A	61,950	3,407,250
Camden Property Trust	68,030	5,003,607
CapitalSource Inc.	39,468	925,919
CarrAmerica Realty Corp.	71,283	3,175,658
CBL & Associates Properties Inc.	77,659	3,023,265
Colonial Properties Trust	55,228	2,728,263
Developers Diversified Realty Corp.	76,413	3,987,230
Duke Realty Corp.	162,841	5,723,861
Equity Office Properties Trust	442,031	16,138,552
Equity Residential	351,621	15,728,007
Essex Property Trust Inc.	15,175	1,694,441
Federal Realty Investment Trust	30,676	2,147,320
General Growth Properties Inc.	100,238	4,516,724
Health Care Property Investors Inc.	165,211	4,417,742
Health Care REIT Inc.	74,994	2,621,040
Hospitality Properties Trust	86,872	3,815,418
Host Hotels & Resorts Inc.	624,817	13,664,748
HRPT Properties Trust	253,366	2,928,911
iStar Financial Inc.	136,761	5,162,728

Kimco Realty Corp.	255,460	9,321,735
Liberty Property Trust	107,699	4,760,296
Mack-Cali Realty Corp.	75,234	3,454,745
New Century Financial Corp.	55,151	2,523,158
New Plan Excel Realty Trust Inc.	126,289	3,118,075
Pan Pacific Retail Properties Inc.	39,037	2,707,997
ProLogis	295,761	15,415,063
Public Storage Inc.	54,953	4,170,933
Reckson Associates Realty Corp.	100,466	4,157,283
Regency Centers Corp.	82,799	5,145,958
Taubman Centers Inc.	29,439	1,204,055
Thornburg Mortgage Inc.	135,079	3,764,652
Trizec Properties Inc.	118,607	3,396,904
Ventas Inc.	50,545	1,712,465
Vornado Realty Trust	147,511	14,389,698
Weingarten Realty Investors	73,001	2,794,478

		234,885,326
RETAIL—1.88%
AnnTaylor Stores Corp.(1)	6,567	284,876
AutoNation Inc.(1)(2)	189,957	4,072,678
Barnes & Noble Inc.	48,345	1,764,593
BJ’s Wholesale Club Inc.(1)	81,552	2,311,999
Circuit City Stores Inc.	18,875	513,778
Dillard’s Inc. Class A	75,531	2,405,662
Dollar General Corp.	25,535	356,979
Dollar Tree Stores Inc.(1)	113,946	3,019,569
Family Dollar Stores Inc.	87,199	2,130,272
Foot Locker Inc.	166,561	4,079,079
OfficeMax Inc.	85,877	3,499,488
OSI Restaurant Partners Inc.	37,212	1,287,535
RadioShack Corp.	38,555	539,770
Rite Aid Corp.(1)	638,507	2,707,270
Saks Inc.	164,346	2,657,475
Tiffany & Co.	68,160	2,250,643
United Auto Group Inc.	58,682	1,252,861
Wendy’s International Inc.	83,352	4,858,588

		39,993,115
SAVINGS & LOANS—1.17%
Astoria Financial Corp.	110,222	3,356,260
Capitol Federal Financial	26,555	910,571
Hudson City Bancorp Inc.	351,408	4,684,269
New York Community Bancorp Inc.(2)	356,057	5,878,501
Sovereign Bancorp Inc.	376,032	7,637,218
Washington Federal Inc.	105,302	2,441,953

		24,908,772
SEMICONDUCTORS—1.54%
Atmel Corp.(1)	517,775	2,873,651
Cree Inc.(1)	13,954	331,547
Cypress Semiconductor Corp.(1)	18,043	262,345
Fairchild Semiconductor International Inc. Class A(1)	71,347	1,296,375
Freescale Semiconductor Inc. Class B(1)	264,536	7,777,358
Integrated Device Technology Inc.(1)	134,908	1,912,995
International Rectifier Corp.(1)	38,866	1,518,883
Intersil Corp. Class A	96,508	2,243,811
KLA-Tencor Corp.	50,715	2,108,223
LSI Logic Corp.(1)	134,109	1,200,276
Micron Technology Inc.(1)	476,243	7,172,220
Novellus Systems Inc.(1)	92,789	2,291,888
Rambus Inc.(1)	11,070	252,507

Spansion Inc. Class A(1)	43,674	696,164
Teradyne Inc.(1)	54,802	763,392

		32,701,635
SOFTWARE—0.98%
CA Inc.	464,210	9,539,516
Compuware Corp.(1)	462,140	3,096,338
Fair Isaac Corp.	15,287	555,071
Fidelity National Information Services Inc.	89,473	3,167,344
IMS Health Inc.	68,714	1,844,971
Novell Inc.(1)	409,290	2,713,593

		20,916,833
TELECOMMUNICATIONS—3.50%
ADC Telecommunications Inc.(1)	15,975	269,338
Avaya Inc.(1)	514,072	5,870,702
CenturyTel Inc.	140,238	5,209,842
CIENA Corp.(1)	546,998	2,631,060
Citizens Communications Co.	231,082	3,015,620
Comverse Technology Inc.(1)	47,800	945,006
Crown Castle International Corp.(1)	28,539	985,737
Embarq Corp.(1)	179,829	7,371,191
Juniper Networks Inc.(1)	315,561	5,045,820
Leap Wireless International Inc.(1)	32,434	1,538,993
Lucent Technologies Inc.(1)	2,498,786	6,047,062
NTL Inc.	312,912	7,791,509
PanAmSat Holding Corp.	82,739	2,066,820
Qwest Communications International Inc.(1)	1,908,096	15,436,497
Telephone & Data Systems Inc.	60,808	2,517,451
Tellabs Inc.(1)	540,994	7,200,630
United States Cellular Corp.(1)	7,913	479,528

		74,422,806
TEXTILES—0.19%
Mohawk Industries Inc.(1)	56,640	3,984,624

		3,984,624
TOYS, GAMES & HOBBIES—0.54%
Hasbro Inc.	207,841	3,764,001
Mattel Inc.	470,208	7,763,134

		11,527,135
TRANSPORTATION—1.27%
Alexander & Baldwin Inc.	53,406	2,364,284
CSX Corp.	136,704	9,629,430
Kansas City Southern Industries Inc.(1)	57,980	1,606,046
Laidlaw International Inc.	118,195	2,978,514
Overseas Shipholding Group Inc.	36,036	2,131,529
Ryder System Inc.	73,643	4,302,960
Swift Transportation Co. Inc.(1)	34,683	1,101,532
YRC Worldwide Inc.(1)	69,365	2,920,960

		27,035,255
TRUCKING & LEASING—0.05%
GATX Corp.	25,748	1,094,290

		1,094,290
WATER—0.07%
Aqua America Inc.	62,388	1,421,823

		1,421,823

TOTAL COMMON STOCKS
(Cost: $2,028,031,091)		2,126,673,060

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.99%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$17,420	17,420
Fortis Bank NY
4.43%, 07/20/06	43,529	43,529
Societe Generale
5.33%, 12/08/06	174,198	174,198
Toronto-Dominion Bank
3.94%, 07/10/06	87,099	87,099
Washington Mutual Bank
5.28%, 08/07/06	87,099	87,099
Wells Fargo Bank N.A.
4.78%, 12/05/06	139,358	139,358

		548,703
COMMERCIAL PAPER(3)—0.19%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	486,321	483,588
ASAP Funding Ltd.
5.21%, 08/08/06(4)	83,615	83,179
Barton Capital Corp.
5.29%, 08/01/06(4)	166,514	165,804
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	66,195	66,039
CC USA Inc.
5.03%, 10/24/06(4)	34,840	34,289
Chariot Funding LLC
5.30%, 07/28/06(4)	131,232	130,749
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	382,128	382,020
Curzon Funding LLC
5.30%, 07/31/06(4)	174,198	173,479
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	128,509	125,509
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	368,731	367,438
Five Finance Inc.
5.19%, 12/01/06(4)	78,389	76,682
General Electric Capital Services Inc.
5.22%, 12/11/06	17,420	17,013
Govco Inc.
5.22%, 08/03/06(4)	174,198	173,414
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	59,227	58,310
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	43,549	43,396
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	160,227	159,830
Landale Funding LLC
5.30%, 08/15/06(4)	191,617	190,404
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	269,710	267,658
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	175,939	175,423

Prudential Funding LLC
5.22%, 07/31/06	87,099	86,745
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	174,198	173,766
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	204,105	203,990
Scaldis Capital LLC
5.30%, 07/25/06(4)	108,886	108,533
Sydney Capital Corp.
5.10%, 07/07/06(4)	190,555	190,447
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	212,920	212,393

		4,150,098
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	43,549	43,549
Dorada Finance Inc.
3.93%, 07/07/06(4)	54,001	54,001
K2 USA LLC
3.94%, 07/07/06(4)	104,519	104,518
Marshall & Ilsley Bank
5.18%, 12/15/06	174,198	174,469
Sigma Finance Inc.
5.13%, 03/30/07(4)	60,969	60,969
US Bank N.A.
2.85%, 11/15/06	34,840	34,602

		472,108
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,999,118	1,999,118

		1,999,118
REPURCHASE AGREEMENTS(3)—0.16%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $348,551 (collateralized by non-U.S. Government debt securities, value $359,342, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$348,395	348,395
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $261,413 (collateralized by non-U.S. Government debt securities, value $287,827, 2.12% to 6.47%, 11/25/34 to 12/25/42).	261,296	261,296
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $348,551 (collateralized by non-U.S. Government debt securities, value $357,850, 5.36% to 6.00%, 12/25/35 to 12/25/42).	348,395	348,395
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $435,689 (collateralized by non-U.S. Government debt securities, value $487,372, 0.00% to 10.00%, 6/1/28 to 12/15/35).	435,494	435,494

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $104,567 (collateralized by non-U.S. Government debt securities, value $118,319, 0.00% to 10.00%, 9/10/34 to 5/9/36).	104,519	104,519
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $174,276 (collateralized by non-U.S. Government debt securities, value $177,927, 5.22% to 5.42%, 7/3/06).	174,198	174,198
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $278,843 (collateralized by non-U.S. Government debt securities, value $293,056, 0.00% to 10.00%, 1/1/10 to 6/6/16).	278,716	278,716
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $174,276 (collateralized by non-U.S. Government debt securities, value $179,675, 6.38% to 8.49%, 1/7/09 to 2/23/36).	174,198	174,198
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $174,276 (collateralized by non-U.S. Government debt securities, value $179,677, 0.07% to 7.75%, 2/22/11 to 12/15/45).	174,198	174,198
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $348,551 (collateralized by non-U.S. Government debt securities, value $366,324, 0.00% to 8.57%, 6/25/23 to 4/25/46).	348,395	348,395
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $174,276 (collateralized by non-U.S. Government debt securities, value $183,318, 3.79% to 7.22%, 5/15/07 to 3/15/42).	174,198	174,198
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $60,997 (collateralized by non-U.S. Government debt securities, value $64,542, 0.00% to 10.00%, 7/3/06 to 6/30/36).	60,969	60,969
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $128,265 (collateralized by non-U.S. Government debt securities, value $129,084, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	121,938	121,938
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $348,551 (collateralized by non-U.S. Government debt securities, value $366,320, 0.00% to 10.00%, 1/1/10 to 5/6/16).	348,395	348,395

		3,353,304
TIME DEPOSITS(3)—0.08%
ABN Amro Bank NV
5.30%, 07/03/06	174,198	174,198
KBC Bank NV
5.32%, 07/03/06	522,593	522,593
Societe Generale
5.32%, 07/03/06	435,494	435,494
UBS AG
5.25%-5.34%, 07/03/06	502,227	502,227

		1,634,512

VARIABLE & FLOATING RATE NOTES(3)—0.42%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	445,946	446,008
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	130,648	130,647
American Express Centurion Bank
5.34%, 07/19/07	191,617	191,846
American Express Credit Corp.
5.23%, 07/05/07	52,259	52,294
ASIF Global Financing
5.17%, 05/03/07(4)	17,420	17,428
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	113,228	113,228
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	296,136	296,134
BMW US Capital LLC
5.20%, 07/13/07(4)	174,198	174,198
BNP Paribas
5.14%, 05/18/07(4)	322,265	322,265
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	127,164	127,165
Commodore CDO Ltd.
5.38%, 06/12/07(4)	43,549	43,549
Credit Agricole SA
5.31%, 07/23/07	174,198	174,198
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	174,198	174,197
DEPFA Bank PLC
5.37%, 06/15/07	174,198	174,198
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	200,327	200,343
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	174,198	174,198
Fifth Third Bancorp
5.28%, 06/22/07(4)	348,395	348,395
First Tennessee Bank N.A.
5.21%, 08/25/06	52,259	52,260
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	130,648	130,636
General Electric Capital Corp.
5.25%, 04/09/07	78,389	78,432
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	261,296	261,345
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	174,198	174,198
JP Morgan Chase & Co.
5.12%, 07/02/07	130,648	130,648
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	261,296	261,289
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	182,040	182,040
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	217,747	217,676
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	191,617	191,601
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	84,658	84,658
Marshall & Ilsley Bank
5.18%, 07/13/07	95,809	95,809
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	261,296	261,296
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	21,949	21,956

Mound Financing PLC
5.11%, 05/08/07(4)	163,746	163,746
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	174,198	174,187
National City Bank of Indiana
5.17%, 05/21/07	87,099	87,105
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	470,333	470,347
Newcastle Ltd.
5.34%, 04/24/07(4)	61,405	61,390
Northern Rock PLC
5.17%, 05/03/07(4)	209,037	209,042
Principal Life Global Funding I
5.63%, 02/08/07	78,389	78,610
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	130,648	130,641
Sigma Finance Inc.
5.51%, 06/18/07(4)	142,842	142,842
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	174,198	174,198
Strips III LLC
5.37%, 07/24/06(4)	40,722	40,722
SunTrust Bank
5.08%, 05/01/07	174,198	174,206
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	329,233	329,198
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	243,877	243,877
US Bank N.A.
5.28%, 09/29/06	78,389	78,384
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	278,855	278,855
Wachovia Bank N.A.
5.36%, 05/22/07	348,395	348,395
Wells Fargo & Co.
5.19%, 07/13/07(4)	87,099	87,104
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	156,778	156,776
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	172,281	171,714
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	58,833	58,834

		8,964,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,122,151)		21,122,151

TOTAL INVESTMENTS IN SECURITIES—100.98%
(Cost: $2,049,153,242)		2,147,795,211
Other Assets, Less Liabilities—(0.98)%		(20,861,069)

NET ASSETS—100.00%		$2,126,934,142

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.84%

AEROSPACE & DEFENSE—2.83%
Boeing Co. (The)	205,407	$16,824,887
General Dynamics Corp.	103,716	6,789,249
Raytheon Co.	114,653	5,110,084
United Technologies Corp.	259,666	16,468,018

		45,192,238
AGRICULTURE—2.46%
Altria Group Inc.	536,475	39,393,359

		39,393,359
AUTO MANUFACTURERS—0.48%
Ford Motor Co.	481,947	3,339,893
General Motors Corp.(1)	145,283	4,327,981

		7,667,874
BANKS—6.22%
Bank of America Corp.	1,172,422	56,393,498
U.S. Bancorp	457,252	14,119,942
Wells Fargo & Co.	431,618	28,952,935

		99,466,375
BEVERAGES—3.58%
Anheuser-Busch Companies Inc.	198,570	9,052,806
Coca-Cola Co. (The)	526,556	22,652,439
PepsiCo Inc.	424,540	25,489,382

		57,194,627
BIOTECHNOLOGY—1.34%
Amgen Inc.(2)	302,972	19,762,864
MedImmune Inc.(2)	63,937	1,732,693

		21,495,557
CHEMICALS—1.22%
Dow Chemical Co. (The)	247,108	9,644,625
Du Pont (E.I.) de Nemours and Co.	236,703	9,846,845

		19,491,470
COMPUTERS—4.82%
Computer Sciences Corp.(2)	48,223	2,335,922
Dell Inc.(2)	583,609	14,245,896
EMC Corp.(2)	607,522	6,664,516
Hewlett-Packard Co.	716,650	22,703,472
International Business Machines Corp.	398,349	30,601,170
Unisys Corp.(2)	88,117	553,375

		77,104,351
COSMETICS & PERSONAL CARE—3.65%
Avon Products Inc.	115,717	3,587,227
Colgate-Palmolive Co.	132,259	7,922,314
Procter & Gamble Co.	843,025	46,872,190

		58,381,731

DIVERSIFIED FINANCIAL SERVICES—10.97%
American Express Co.	316,966	16,868,931
Citigroup Inc.	1,277,190	61,611,646
Goldman Sachs Group Inc. (The)	110,994	16,696,827
JP Morgan Chase & Co.	892,640	37,490,880
Lehman Brothers Holdings Inc.	137,543	8,960,926
Merrill Lynch & Co. Inc.	237,380	16,512,153
Morgan Stanley	275,215	17,396,340

		175,537,703
ELECTRIC—1.64%
AES Corp. (The)(2)	169,099	3,119,877
American Electric Power Co. Inc.	101,177	3,465,312
Entergy Corp.	53,440	3,780,880
Exelon Corp.	171,734	9,759,643
Southern Co. (The)	190,609	6,109,018

		26,234,730
FOOD—0.53%
Campbell Soup Co.	47,518	1,763,393
Heinz (H.J.) Co.	86,072	3,547,888
Sara Lee Corp.	195,310	3,128,866

		8,440,147
FOREST PRODUCTS & PAPER—0.50%
International Paper Co.	126,610	4,089,503
Weyerhaeuser Co.	63,292	3,939,927

		8,029,430
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	19,501	1,647,054

		1,647,054
HEALTH CARE - PRODUCTS—4.15%
Baxter International Inc.	168,250	6,184,870
Johnson & Johnson	760,716	45,582,103
Medtronic Inc.	310,119	14,550,783

		66,317,756
HEALTH CARE - SERVICES—0.28%
HCA Inc.	104,838	4,523,760

		4,523,760
INSURANCE—3.62%
Allstate Corp. (The)	163,261	8,935,275
American International Group Inc.	667,329	39,405,777
CIGNA Corp.	30,790	3,033,123
Hartford Financial Services Group Inc. (The)	77,858	6,586,787

		57,960,962
IRON & STEEL—0.10%
Allegheny Technologies Inc.	22,476	1,556,238

		1,556,238
LODGING—0.21%
Harrah’s Entertainment Inc.	47,464	3,378,488

		3,378,488
MACHINERY—1.01%
Caterpillar Inc.	172,067	12,815,550
Rockwell Automation Inc.	45,638	3,286,392

		16,101,942

MANUFACTURING—8.03%
Eastman Kodak Co.(1)	73,761	1,754,037
General Electric Co.	2,671,504	88,052,772
Honeywell International Inc.	212,675	8,570,802
3M Co.	193,703	15,645,391
Tyco International Ltd.	523,239	14,389,073

		128,412,075
MEDIA—3.94%
CBS Corp. Class B	198,494	5,369,263
Clear Channel Communications Inc.	129,288	4,001,464
Comcast Corp. Class A(2)	542,794	17,771,076
Time Warner Inc.	1,100,175	19,033,028
Walt Disney Co. (The)	563,920	16,917,600

		63,092,431
MINING—0.45%
Alcoa Inc.	223,541	7,233,787

		7,233,787
OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.(2)	235,914	3,281,564

		3,281,564
OIL & GAS—8.17%
Exxon Mobil Corp.	1,554,401	95,362,501
Chevron Corp.	569,485	35,342,239

		130,704,740
OIL & GAS SERVICES—2.30%
Baker Hughes Inc.	87,578	7,168,259
Halliburton Co.	132,596	9,839,949
Schlumberger Ltd.	303,113	19,735,687

		36,743,895
PHARMACEUTICALS—5.92%
Abbott Laboratories	392,081	17,098,652
Bristol-Myers Squibb Co.	505,157	13,063,360
Merck & Co. Inc.	560,729	20,427,357
Pfizer Inc.	1,882,463	44,181,407

		94,770,776
PIPELINES—0.39%
El Paso Corp.	178,761	2,681,415
Williams Companies Inc.	152,907	3,571,908

		6,253,323
RETAIL—4.69%
Home Depot Inc.	531,038	19,005,850
Limited Brands Inc.	88,172	2,256,321
McDonald’s Corp.	320,139	10,756,670
OfficeMax Inc.	18,203	741,772
RadioShack Corp.	34,663	485,282
Target Corp.	221,841	10,841,370
Wal-Mart Stores Inc.	642,385	30,943,685

		75,030,950
SEMICONDUCTORS—2.66%
Intel Corp.	1,494,427	28,319,392
National Semiconductor Corp.	86,672	2,067,127
Texas Instruments Inc.	400,283	12,124,572

		42,511,091

SOFTWARE—4.19%
Microsoft Corp.	2,253,889	52,515,614
Oracle Corp.(2)	1,000,453	14,496,564

		67,012,178
TELECOMMUNICATIONS—6.36%
AT&T Inc.	998,893	27,859,126
Cisco Systems Inc.(2)	1,568,339	30,629,661
Lucent Technologies Inc.(2)	1,150,929	2,785,248
Sprint Nextel Corp.	765,389	15,300,126
Verizon Communications Inc.	749,489	25,100,387

		101,674,548
TRANSPORTATION—2.83%
Burlington Northern Santa Fe Corp.	93,716	7,426,993
FedEx Corp.	78,384	9,159,954
Norfolk Southern Corp.	106,544	5,670,272
United Parcel Service Inc. Class B	278,672	22,943,066

		45,200,285

TOTAL COMMON STOCKS
(Cost: $1,647,181,181)		1,597,037,435

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.13%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$981	981
Fortis Bank NY
4.43%, 07/20/06	2,452	2,452
Societe Generale
5.33%, 12/08/06	9,811	9,811
Toronto-Dominion Bank
3.94%, 07/10/06	4,906	4,906
Washington Mutual Bank
5.28%, 08/07/06	4,906	4,906
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,849	7,849

		30,905
COMMERCIAL PAPER(3)—0.01%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	27,391	27,241
ASAP Funding Ltd.
5.21%, 08/08/06(4)	4,710	4,685
Barton Capital Corp.
5.29%, 08/01/06(4)	9,379	9,339
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	3,728	3,720
CC USA Inc.
5.03%, 10/24/06(4)	1,962	1,931
Chariot Funding LLC
5.30%, 07/28/06(4)	7,391	7,364
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	21,523	21,517

Curzon Funding LLC
5.30%, 07/31/06(4)	9,811	9,771
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	7,238	7,069
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	20,768	20,696
Five Finance Inc.
5.19%, 12/01/06(4)	4,415	4,319
General Electric Capital Services Inc.
5.22%, 12/11/06	981	958
Govco Inc.
5.22%, 08/03/06(4)	9,811	9,767
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	3,336	3,284
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	2,453	2,444
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	9,025	9,002
Landale Funding LLC
5.30%, 08/15/06(4)	10,793	10,724
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	15,191	15,076
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	9,910	9,881
Prudential Funding LLC
5.22%, 07/31/06	4,906	4,886
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	9,811	9,787
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	11,496	11,490
Scaldis Capital LLC
5.30%, 07/25/06(4)	6,133	6,113
Sydney Capital Corp.
5.10%, 07/07/06(4)	10,733	10,727
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	11,992	11,963

		233,754
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	2,453	2,453
Dorada Finance Inc.
3.93%, 07/07/06(4)	3,042	3,042
K2 USA LLC
3.94%, 07/07/06(4)	5,887	5,887
Marshall & Ilsley Bank
5.18%, 12/15/06	9,811	9,827
Sigma Finance Inc.
5.13%, 03/30/07(4)	3,434	3,434
US Bank N.A.
2.85%, 11/15/06	1,962	1,949

		26,592
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,048,710	1,048,710

		1,048,710

REPURCHASE AGREEMENTS(3)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $19,632 (collateralized by non-U.S. Government debt securities, value $20,240, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$19,623	19,623
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $14,724 (collateralized by non-U.S. Government debt securities, value $16,212, 2.12% to 6.47%, 11/25/34 to 12/25/42).	14,717	14,717
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $19,632 (collateralized by non-U.S. Government debt securities, value $20,156, 5.36% to 6.00%, 12/25/35 to 12/25/42).	19,623	19,623
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $24,540 (collateralized by non-U.S. Government debt securities, value $27,451, 0.00% to 10.00%, 6/1/28 to 12/15/35).	24,529	24,529
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $5,890 (collateralized by non-U.S. Government debt securities, value $6,664, 0.00% to 10.00%, 9/10/34 to 5/9/36).	5,887	5,887
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $9,815 (collateralized by non-U.S. Government debt securities, value $10,022, 5.22% to 5.42%, 7/3/06).	9,811	9,811
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $15,705 (collateralized by non-U.S. Government debt securities, value $16,506, 0.00% to 10.00%, 1/1/10 to 6/6/16).	15,698	15,698
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $19,632 (collateralized by non-U.S. Government debt securities, value $20,633, 0.00% to 8.57%, 6/25/23 to 4/25/46).	19,623	19,623
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $9,815 (collateralized by non-U.S. Government debt securities, value $10,120, 0.07% to 7.75%, 2/22/11 to 12/15/45).	9,811	9,811
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $9,815 (collateralized by non-U.S. Government debt securities, value $10,120, 6.38% to 8.49%, 1/7/09 to 2/23/36).	9,811	9,811
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $9,815 (collateralized by non-U.S. Government debt securities, value $10,325, 3.79% to 7.22%, 5/15/07 to 3/15/42).	9,811	9,811
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $3,436 (collateralized by non-U.S. Government debt securities, value $3,635, 0.00% to 10.00%, 7/3/06 to 6/30/36).	3,434	3,434

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $7,224 (collateralized by non-U.S. Government debt securities, value $7,271, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	6,868	6,868
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $19,632 (collateralized by non-U.S. Government debt securities, value $20,633, 0.00% to 10.00%, 1/1/10 to 5/6/16).	19,623	19,623

		188,869
TIME DEPOSITS(3)—0.01%
ABN Amro Bank NV
5.30%, 07/03/06	9,811	9,811
KBC Bank NV
5.32%, 07/03/06	29,434	29,434
Societe Generale
5.32%, 07/03/06	24,529	24,529
UBS AG
5.25%-5.34%, 07/03/06	28,288	28,288

		92,062
VARIABLE & FLOATING RATE NOTES(3)—0.03%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	25,117	25,121
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	7,359	7,359
American Express Centurion Bank
5.34%, 07/19/07	10,793	10,806
American Express Credit Corp.
5.23%, 07/05/07	2,943	2,945
ASIF Global Financing
5.17%, 05/03/07(4)	981	982
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	6,377	6,377
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	16,680	16,680
BMW US Capital LLC
5.20%, 07/13/07(4)	9,811	9,811
BNP Paribas
5.14%, 05/18/07(4)	18,151	18,151
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	7,162	7,162
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,453	2,453
Credit Agricole SA
5.31%, 07/23/07	9,811	9,811
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	9,811	9,812
DEPFA Bank PLC
5.37%, 06/15/07	9,811	9,811
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	11,283	11,284
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	9,811	9,811
Fifth Third Bancorp
5.28%, 06/22/07(4)	19,623	19,623
First Tennessee Bank N.A.
5.21%, 08/25/06	2,943	2,943
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	7,359	7,358

General Electric Capital Corp.
5.25%, 04/09/07	4,415	4,418
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	14,717	14,719
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	9,811	9,811
JP Morgan Chase & Co.
5.12%, 07/02/07	7,359	7,359
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	14,717	14,717
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	10,253	10,253
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	12,264	12,260
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	10,793	10,792
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	4,768	4,768
Marshall & Ilsley Bank
5.18%, 07/13/07	5,396	5,396
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	14,717	14,717
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	1,236	1,237
Mound Financing PLC
5.11%, 05/08/07(4)	9,223	9,223
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	9,811	9,811
National City Bank of Indiana
5.17%, 05/21/07	4,906	4,906
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	26,491	26,491
Newcastle Ltd.
5.34%, 04/24/07(4)	3,459	3,458
Northern Rock PLC
5.17%, 05/03/07(4)	11,774	11,774
Principal Life Global Funding I
5.63%, 02/08/07	4,415	4,428
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	7,359	7,358
Sigma Finance Inc.
5.51%, 06/18/07(4)	8,045	8,045
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	9,811	9,811
Strips III LLC
5.37%, 07/24/06(4)	2,294	2,294
SunTrust Bank
5.08%, 05/01/07	9,811	9,812
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	18,544	18,541
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	13,736	13,736
US Bank N.A.
5.28%, 09/29/06	4,415	4,415
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	15,706	15,706
Wachovia Bank N.A.
5.36%, 05/22/07	19,623	19,623
Wells Fargo & Co.
5.19%, 07/13/07(4)	4,906	4,906
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	8,830	8,831
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	9,704	9,672

Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	3,314	3,314

		504,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,125,794)		2,125,794

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $1,649,306,975)		1,599,163,229
Other Assets, Less Liabilities—0.03%		460,968

NET ASSETS—100.00%		$1,599,624,197

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.88%

ADVERTISING—0.17%
ADVO Inc.	371	$9,130
Catalina Marketing Corp.	456	12,978
Harte-Hanks Inc.	668	17,128
Interpublic Group of Companies Inc.(1)	4,974	41,533
inVentiv Health Inc.(1)	334	9,613
Omnicom Group Inc.	1,992	177,467

		267,849
AEROSPACE & DEFENSE—1.99%
AAR Corp.(1)	388	8,625
Alliant Techsystems Inc.(1)	412	31,456
Armor Holdings Inc.(1)	344	18,862
Boeing Co. (The)	9,316	763,074
Curtiss-Wright Corp.	521	16,088
DRS Technologies Inc.	467	22,766
EDO Corp.	170	4,138
Esterline Technologies Corp.(1)	304	12,643
GenCorp Inc.(1)	681	10,916
General Dynamics Corp.	4,700	307,662
Goodrich (B.F.) Co.	1,427	57,494
Kaman Corp.	304	5,533
L-3 Communications Holdings Inc.	1,418	106,946
Lockheed Martin Corp.	4,130	296,286
Moog Inc. Class A(1)	448	15,331
Northrop Grumman Corp.	3,955	253,357
Raytheon Co.	5,185	231,095
Rockwell Collins Inc.	1,994	111,405
Sequa Corp. Class A(1)	83	6,764
Teledyne Technologies Inc.(1)	398	13,038
Triumph Group Inc.(1)	192	9,216
United Technologies Corp.	11,779	747,024

		3,049,719
AGRICULTURE—1.69%
Alliance One International Inc.	996	4,422
Altria Group Inc.	24,323	1,786,038
Archer-Daniels-Midland Co.	7,616	314,388
Delta & Pine Land Co.	425	12,495
Monsanto Co.	3,148	265,030
Reynolds American Inc.	992	114,378
Universal Corp.	313	11,650
UST Inc.	1,891	85,454

		2,593,855
AIRLINES—0.14%
AirTran Holdings Inc.(1)	1,048	15,573
Alaska Air Group Inc.(1)	442	17,424
Frontier Airlines Holdings Inc.(1)	423	3,050

JetBlue Airways Corp.(1)(2)	1,827	22,180
Mesa Air Group Inc.(1)	428	4,216
SkyWest Inc.	703	17,434
Southwest Airlines Co.	8,256	135,151

		215,028
APPAREL—0.42%
Ashworth Inc.(1)	200	1,800
Coach Inc.(1)	4,470	133,653
Deckers Outdoor Corp.(1)	127	4,897
Gymboree Corp.(1)	398	13,834
Jones Apparel Group Inc.	1,320	41,963
Kellwood Co.	299	8,752
K-Swiss Inc. Class A	323	8,624
Liz Claiborne Inc.	1,215	45,028
Nike Inc. Class B	2,204	178,524
Oxford Industries Inc.	178	7,015
Phillips-Van Heusen Corp.	534	20,377
Polo Ralph Lauren Corp.	700	38,430
Quiksilver Inc.(1)	1,406	17,125
Russell Corp.	396	7,191
Skechers U.S.A. Inc. Class A(1)	295	7,112
Stride Rite Corp.	428	5,645
Timberland Co. Class A(1)	619	16,156
VF Corp.	1,020	69,278
Wolverine World Wide Inc.	674	15,724

		641,128
AUTO MANUFACTURERS—0.38%
A.S.V. Inc.(1)	212	4,884
Ford Motor Co.	21,721	150,527
General Motors Corp.(2)	6,585	196,167
Navistar International Corp.(1)	738	18,162
Oshkosh Truck Corp.	853	40,535
PACCAR Inc.	1,947	160,394
Wabash National Corp.	369	5,668

		576,337
AUTO PARTS & EQUIPMENT—0.21%
ArvinMeritor Inc.	853	14,663
Bandag Inc.	151	5,525
BorgWarner Inc.	667	43,422
Cooper Tire & Rubber Co.(2)	723	8,054
Goodyear Tire & Rubber Co. (The)(1)	2,069	22,966
Johnson Controls Inc.	2,261	185,899
Lear Corp.	804	17,857
Modine Manufacturing Co.	425	9,928
Standard Motor Products Inc.	132	1,101
Superior Industries International Inc.(2)	302	5,524

		314,939
BANKS—6.47%
AmSouth Bancorp	3,998	105,747
Associated Bancorp	1,540	48,556
Bank Mutual Corp.	725	8,859
Bank of America Corp.	53,152	2,556,611
Bank of Hawaii Corp.	590	29,264
Bank of New York Co. Inc. (The)	8,992	289,542
BB&T Corp.	6,402	266,259
Boston Private Financial Holdings Inc.	401	11,188
Cathay General Bancorp	605	22,010
Central Pacific Financial Corp.	360	13,932
Chittenden Corp.	568	14,683

City National Corp.	482	31,373
Colonial BancGroup Inc. (The)	1,783	45,787
Comerica Inc.	1,884	97,949
Commerce Bancorp Inc.	2,141	76,369
Community Bank System Inc.	370	7,463
Compass Bancshares Inc.	1,493	83,011
Cullen/Frost Bankers Inc.	552	31,630
East West Bancorp Inc.	697	26,423
Fifth Third Bancorp	6,485	239,621
First BanCorp (Puerto Rico)	1,020	9,486
First Commonwealth Financial Corp.	815	10,350
First Horizon National Corp.	1,456	58,531
First Indiana Corp.	138	3,592
First Midwest Bancorp Inc.	570	21,136
First Republic Bank	273	12,503
FirstMerit Corp.	922	19,307
Fremont General Corp.	784	14,551
Glacier Bancorp Inc.	380	11,123
Greater Bay Bancorp	603	17,336
Hanmi Financial Corp.	479	9,312
Huntington Bancshares Inc.	2,878	67,863
Independent Bank Corp. (Michigan)	220	5,786
Investors Financial Services Corp.	779	34,977
Irwin Financial Corp.	227	4,402
KeyCorp	4,718	168,338
M&T Bank Corp.	918	108,251
Marshall & Ilsley Corp.	2,621	119,885
Mellon Financial Corp.	4,826	166,159
Mercantile Bankshares Corp.	1,424	50,794
Nara Bancorp Inc.	278	5,212
National City Corp.	6,329	229,047
North Fork Bancorp Inc.	5,431	163,853
Northern Trust Corp.	2,160	119,448
PNC Financial Services Group	3,443	241,595
PrivateBancorp Inc.	216	8,945
Prosperity Bancshares Inc.	296	9,735
Provident Bankshares Corp.	383	13,937
Regions Financial Corp.	5,312	175,933
Republic Bancorp Inc.	861	10,668
South Financial Group Inc. (The)	901	23,795
State Street Corp.	3,872	224,924
Sterling Bancorp	218	4,251
Sterling Bancshares Inc.	540	10,125
SunTrust Banks Inc.	4,198	320,139
Susquehanna Bancshares Inc.	569	13,599
SVB Financial Group(1)	424	19,275
Synovus Financial Corp.	3,737	100,077
TCF Financial Corp.	1,300	34,385
Texas Regional Bancshares Inc. Class A	544	20,628
TrustCo Bank Corp. NY	908	10,006
U.S. Bancorp	20,740	640,451
UCBH Holdings Inc.	1,086	17,962
Umpqua Holdings Corp.	652	16,724
United Bancshares Inc.	442	16,190
Wachovia Corp.	18,739	1,013,405
Webster Financial Corp.	621	29,460
Wells Fargo & Co.	19,571	1,312,823
Westamerica Bancorp	352	17,237
Whitney Holding Corp.	741	26,209
Wilmington Trust Corp.	789	33,280
Wilshire Bancorp Inc.	163	2,937
Wintrust Financial Corp.	274	13,933
Zions Bancorporation	1,228	95,710

		9,915,857

BEVERAGES—1.92%
Anheuser-Busch Companies Inc.	9,009	410,720
Brown-Forman Corp. Class B	964	68,878
Coca-Cola Co. (The)	23,877	1,027,189
Coca-Cola Enterprises Inc.	3,509	71,478
Constellation Brands Inc.(1)	2,277	56,925
Hansen Natural Corp.(1)	154	29,317
Molson Coors Brewing Co. Class B	664	45,072
Peet’s Coffee & Tea Inc.(1)	192	5,796
Pepsi Bottling Group Inc.	1,563	50,250
PepsiAmericas Inc.	675	14,924
PepsiCo Inc.	19,251	1,155,830

		2,936,379
BIOTECHNOLOGY—1.06%
Affymetrix Inc.(1)	806	20,634
Amgen Inc.(1)	13,739	896,195
ArQule Inc.(1)	398	2,245
Biogen Idec Inc.(1)	4,004	185,505
Cambrex Corp.	313	6,520
Charles River Laboratories International Inc.(1)	829	30,507
CryoLife Inc.(1)	274	1,480
Enzo Biochem Inc.(1)	318	4,795
Genzyme Corp.(1)	3,025	184,676
Integra LifeSciences Holdings Corp.(1)	199	7,723
Invitrogen Corp.(1)	611	40,369
Martek Biosciences Corp.(1)(2)	389	11,262
MedImmune Inc.(1)	2,911	78,888
Millennium Pharmaceuticals Inc.(1)	3,626	36,151
Millipore Corp.(1)	604	38,046
PDL BioPharma Inc.(1)	1,303	23,988
Regeneron Pharmaceuticals Inc.(1)	559	7,166
Savient Pharmaceuticals Inc.(1)	842	4,420
Vertex Pharmaceuticals Inc.(1)	1,300	47,723

		1,628,293
BUILDING MATERIALS—0.31%
American Standard Companies Inc.	2,060	89,136
Apogee Enterprises Inc.	368	5,410
Drew Industries Inc.(1)	182	5,897
ElkCorp	211	5,859
Florida Rock Industries Inc.(2)	535	26,573
Lennox International Inc.	668	17,689
Martin Marietta Materials Inc.	531	48,401
Masco Corp.	4,640	137,530
NCI Building Systems Inc.(1)	251	13,346
Simpson Manufacturing Co. Inc.	429	15,465
Texas Industries Inc.	274	14,549
Universal Forest Products Inc.	198	12,421
Vulcan Materials Co.	1,162	90,636

		482,912
CHEMICALS—1.47%
Air Products & Chemicals Inc.	2,609	166,767
Airgas Inc.	785	29,241
Albemarle Corp.	443	21,211
Arch Chemicals Inc.	304	10,959
Ashland Inc.	826	55,094
Cabot Corp.	748	25,821
Chemtura Corp.	2,808	26,227
Cytec Industries Inc.	467	25,059

Dow Chemical Co. (The)	11,210	437,526
Du Pont (E.I.) de Nemours and Co.	10,737	446,659
Eastman Chemical Co.	941	50,814
Ecolab Inc.	2,108	85,543
Ferro Corp.	511	8,156
FMC Corp.	455	29,297
Fuller (H.B.) Co.	357	15,554
Georgia Gulf Corp.	422	10,558
Hercules Inc.(1)	1,383	21,105
International Flavors & Fragrances Inc.	907	31,963
Lubrizol Corp.	785	31,282
Lyondell Chemical Co.	2,370	53,704
MacDermid Inc.	297	8,554
Minerals Technologies Inc.	238	12,376
Olin Corp.	842	15,097
OM Group Inc.(1)	357	11,013
OMNOVA Solutions Inc.(1)	453	2,573
Penford Corp.	134	2,265
PolyOne Corp.(1)	1,123	9,860
PPG Industries Inc.	1,914	126,324
Praxair Inc.	3,754	202,716
Quaker Chemical Corp.	134	2,506
Rohm & Haas Co.	1,689	84,653
RPM International Inc.	1,341	24,138
Schulman (A.) Inc.	369	8,446
Sensient Technologies Corp.	570	11,919
Sherwin-Williams Co. (The)	1,280	60,774
Sigma-Aldrich Corp.	775	56,296
Tronox Inc. Class B	438	5,768
Valspar Corp. (The)	1,179	31,137
Wellman Inc.	160	646

		2,259,601
COAL—0.24%
Arch Coal Inc.	1,651	69,953
CONSOL Energy Inc.	2,000	93,440
Massey Energy Co.	972	34,992
Peabody Energy Corp.	3,076	171,487

		369,872
COMMERCIAL SERVICES—1.25%
Aaron Rents Inc.	559	15,026
ABM Industries Inc.	482	8,242
ADESA Inc.	1,078	23,975
Administaff Inc.	273	9,776
Alliance Data Systems Corp.(1)	779	45,821
Apollo Group Inc. Class A(1)	1,625	83,964
Arbitron Inc.	360	13,799
Bankrate Inc.(1)	114	4,305
Banta Corp.	286	13,250
Block (H & R) Inc.	3,788	90,382
Bowne & Co. Inc.	382	5,463
Career Education Corp.(1)	1,142	34,134
CDI Corp.	162	4,698
Cendant Corp.	11,667	190,055
Central Parking Corp.	237	3,792
Chemed Corp.	304	16,577
ChoicePoint Inc.(1)	1,022	42,689
Coinstar Inc.(1)	304	7,278
Consolidated Graphics Inc.(1)	138	7,184
Convergys Corp.(1)	1,586	30,927
Corinthian Colleges Inc.(1)	1,042	14,963
Corporate Executive Board Co. (The)	463	46,393

CPI Corp.	90	2,763
Cross Country Healthcare Inc.(1)	266	4,839
Deluxe Corp.	550	9,614
DeVry Inc.(1)	724	15,906
Donnelley (R.R.) & Sons Co.	2,500	79,875
Equifax Inc.	1,494	51,304
Gartner Inc.(1)	728	10,338
Gevity HR Inc.	334	8,868
Healthcare Services Group Inc.	318	6,662
Heidrick & Struggles International Inc.(1)	233	7,885
Hooper Holmes Inc.	759	2,315
ITT Educational Services Inc.(1)	428	28,167
Kelly Services Inc. Class A	226	6,140
Kendle International Inc.(1)	142	5,216
Korn/Ferry International(1)	479	9,384
Labor Ready Inc.(1)	645	14,609
Laureate Education Inc.(1)	589	25,109
Live Nation Inc.(1)	762	15,514
Manpower Inc.	1,017	65,698
MAXIMUS Inc.	224	5,186
McKesson Corp.	3,542	167,466
Midas Inc.(1)	135	2,484
Moody’s Corp.	2,835	154,394
MPS Group Inc.(1)	1,185	17,846
Navigant Consulting Inc.(1)	613	13,884
NCO Group Inc.(1)	395	10,444
On Assignment Inc.(1)	368	3,382
PAREXEL International Corp.(1)	308	8,886
Paychex Inc.	3,892	151,710
Pharmaceutical Product Development Inc.	1,162	40,809
Pre-Paid Legal Services Inc.(2)	131	4,519
Quanta Services Inc.(1)	1,423	24,661
Rent-A-Center Inc.(1)	840	20,882
Rewards Network Inc.(1)	334	2,729
Robert Half International Inc.	1,982	83,244
Rollins Inc.	374	7,345
SFBC International Inc.(1)	191	2,896
Sotheby’s Holdings Inc. Class A(1)	543	14,254
Spherion Corp.(1)	729	6,648
StarTek Inc.	171	2,556
United Rentals Inc.(1)	759	24,273
Universal Technical Institute Inc.(1)	277	6,100
Valassis Communications Inc.(1)	558	13,163
Vertrue Inc.(1)	134	5,766
Viad Corp.	274	8,576
Volt Information Sciences Inc.(1)	109	5,079
Watson Wyatt Worldwide Inc.	494	17,359

		1,909,440
COMPUTERS—3.61%
Affiliated Computer Services Inc. Class A(1)	1,358	70,086
Agilysys Inc.	389	7,002
Apple Computer Inc.(1)	9,915	566,345
BISYS Group Inc. (The)(1)	1,404	19,235
CACI International Inc. Class A(1)	367	21,407
Cadence Design Systems Inc.(1)	3,276	56,183
Carreker Corp.(1)	334	2,388
Catapult Communications Corp.(1)	170	1,853
Ceridian Corp.(1)	1,678	41,010
CIBER Inc.(1)	756	4,982
Cognizant Technology Solutions Corp.(1)	1,625	109,476
Computer Sciences Corp.(1)	2,178	105,502
Dell Inc.(1)	26,471	646,157

Diebold Inc.	794	32,252
DST Systems Inc.(1)	726	43,197
Electronic Data Systems Corp.	6,040	145,322
EMC Corp.(1)	27,572	302,465
FactSet Research Systems Inc.	395	18,683
Gateway Inc.(1)	3,211	6,101
Henry (Jack) & Associates Inc.	895	17,596
Hewlett-Packard Co.	32,498	1,029,537
Hutchinson Technology Inc.(1)	318	6,878
Imation Corp.	422	17,323
International Business Machines Corp.	18,060	1,387,369
Komag Inc.(1)	361	16,671
Kronos Inc.(1)	389	14,086
Lexmark International Inc.(1)	1,231	68,727
Manhattan Associates Inc.(1)	316	6,412
McDATA Corp. Class A(1)	1,678	6,846
Mentor Graphics Corp.(1)	966	12,539
Mercury Computer Systems Inc.(1)	251	3,863
MICROS Systems Inc.(1)	470	20,530
MTS Systems Corp.	227	8,969
National Instruments Corp.	667	18,276
NCR Corp.(1)	2,105	77,127
Network Appliance Inc.(1)	4,360	153,908
Palm Inc.(1)	1,067	17,179
Radiant Systems Inc.(1)	279	2,949
RadiSys Corp.(1)	222	4,875
Reynolds & Reynolds Co. (The) Class A	599	18,371
SanDisk Corp.(1)	2,271	115,776
SRA International Inc. Class A(1)	442	11,770
Sun Microsystems Inc.(1)	40,644	168,673
Synaptics Inc.(1)	308	6,591
Synopsys Inc.(1)	1,640	30,783
TALX Corp.	386	8,442
Unisys Corp.(1)	3,913	24,574
Western Digital Corp.(1)	2,535	50,218

		5,526,504
COSMETICS & PERSONAL CARE—1.79%
Alberto-Culver Co.	866	42,192
Avon Products Inc.	5,246	162,626
Colgate-Palmolive Co.	6,001	359,460
Estee Lauder Companies Inc. (The) Class A	1,377	53,249
Procter & Gamble Co.	38,221	2,125,088

		2,742,615
DISTRIBUTION & WHOLESALE—0.27%
Bell Microproducts Inc.(1)	368	1,995
Brightpoint Inc.(1)	595	8,050
Building Materials Holdings Corp.	328	9,141
CDW Corp.	725	39,621
Fastenal Co.	1,432	57,695
Genuine Parts Co.	2,000	83,320
Grainger (W.W.) Inc.	886	66,654
Ingram Micro Inc. Class A(1)	1,395	25,291
LKQ Corp.(1)	538	10,222
Owens & Minor Inc.	483	13,814
Pool Corp.	626	27,312
ScanSource Inc.(1)	292	8,561
Tech Data Corp.(1)	640	24,518
United Stationers Inc.(1)	367	18,100
Watsco Inc.	274	16,391

		410,685

DIVERSIFIED FINANCIAL SERVICES—7.41%
American Express Co.	14,377	765,144
AmeriCredit Corp.(1)	1,490	41,601
Ameriprise Financial Inc.	2,856	127,578
Bear Stearns Companies Inc. (The)	1,401	196,252
Capital One Financial Corp.	3,528	301,468
CIT Group Inc.	2,313	120,947
Citigroup Inc.	57,900	2,793,096
Countrywide Financial Corp.	7,072	269,302
E*TRADE Financial Corp.(1)	4,937	112,662
Eaton Vance Corp.	1,488	37,140
Edwards (A.G.) Inc.	873	48,294
Federal Home Loan Mortgage Corp.	8,055	459,216
Federal National Mortgage Association	11,270	542,087
Federated Investors Inc. Class B	963	30,334
Financial Federal Corp.	325	9,038
Franklin Resources Inc.	1,778	154,348
Goldman Sachs Group Inc. (The)	5,019	755,008
IndyMac Bancorp Inc.	752	34,479
Investment Technology Group Inc.(1)	510	25,939
Janus Capital Group Inc.	2,483	44,446
Jefferies Group Inc.	1,192	35,319
JP Morgan Chase & Co.	40,472	1,699,824
LaBranche & Co. Inc.(1)(2)	725	8,780
Legg Mason Inc.	1,533	152,564
Lehman Brothers Holdings Inc.	6,242	406,666
Merrill Lynch & Co. Inc.	10,761	748,535
Morgan Stanley	12,477	788,671
Piper Jaffray Companies Inc.(1)	247	15,119
Portfolio Recovery Associates Inc.(1)	190	8,683
Raymond James Financial Inc.	1,005	30,421
Rowe (T.) Price Group Inc.	3,088	116,757
Schwab (Charles) Corp. (The)	12,007	191,872
SLM Corp.	4,793	253,646
SWS Group Inc.	200	4,824
TradeStation Group Inc.(1)	268	3,396
Waddell & Reed Financial Inc. Class A	970	19,943
World Acceptance Corp.(1)	222	7,885

		11,361,284
ELECTRIC—3.23%
AES Corp. (The)(1)	7,644	141,032
Allegheny Energy Inc.(1)	1,887	69,951
ALLETE Inc.	362	17,141
Alliant Energy Corp.	1,344	46,099
Ameren Corp.	2,390	120,695
American Electric Power Co. Inc.	4,587	157,105
Aquila Inc.(1)	4,492	18,911
Avista Corp.	594	13,561
Black Hills Corp.	397	13,629
CenterPoint Energy Inc.	3,565	44,562
Central Vermont Public Service Corp.	141	2,606
CH Energy Group Inc.	160	7,680
Cleco Corp.	596	13,857
CMS Energy Corp.(1)	2,573	33,295
Consolidated Edison Inc.	2,862	127,187
Constellation Energy Group Inc.	2,082	113,511
Dominion Resources Inc.	4,052	303,049
DPL Inc.	1,448	38,806
DTE Energy Co.	2,056	83,761
Duke Energy Corp.	14,394	422,752
Duquesne Light Holdings Inc.	950	15,618
Edison International	3,798	148,122

El Paso Electric Co.(1)	585	11,794
Energy East Corp.	1,695	40,561
Entergy Corp.	2,421	171,286
Exelon Corp.	7,792	442,819
FirstEnergy Corp.	3,836	207,950
FPL Group Inc.	4,697	194,362
Great Plains Energy Inc.	930	25,910
Green Mountain Power Corp.	60	2,039
Hawaiian Electric Industries Inc.	919	25,649
IDACORP Inc.	512	17,556
MDU Resources Group Inc.	1,376	50,375
Northeast Utilities	1,777	36,731
NSTAR	1,217	34,806
OGE Energy Corp.	1,046	36,641
Pepco Holdings Inc.	2,189	51,617
PG&E Corp.	4,021	157,945
Pinnacle West Capital Corp.	1,144	45,657
PNM Resources Inc.	836	20,867
PPL Corp.	4,433	143,186
Progress Energy Inc.	2,943	126,166
Public Service Enterprise Group Inc.	2,918	192,938
Puget Energy Inc.	1,342	28,826
SCANA Corp.	1,316	50,771
Sierra Pacific Resources Corp.(1)	2,324	32,536
Southern Co. (The)	8,650	277,232
TECO Energy Inc.	2,385	35,632
TXU Corp.	5,392	322,388
UIL Holdings Corp.	152	8,556
UniSource Energy Corp.	423	13,176
Westar Energy Inc.	1,009	21,239
Wisconsin Energy Corp.	1,352	54,486
WPS Resources Corp.	484	24,006
Xcel Energy Inc.	4,671	89,590

		4,948,223
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Advanced Energy Industries Inc.(1)	370	4,899
American Power Conversion Corp.	1,978	38,551
AMETEK Inc.	816	38,662
Belden CDT Inc.	517	17,087
C&D Technologies Inc.	304	2,286
Emerson Electric Co.	4,791	401,534
Energizer Holdings Inc.(1)	723	42,346
Greatbatch Inc.(1)	251	5,924
Hubbell Inc. Class B	697	33,212
Intermagnetics General Corp.(1)	462	12,465
Littelfuse Inc.(1)	275	9,454
Magnetek Inc.(1)	398	1,075
Molex Inc.	1,647	55,290
Vicor Corp.	250	4,142

		666,927
ELECTRONICS—0.79%
Agilent Technologies Inc.(1)	4,963	156,632
Amphenol Corp. Class A	1,027	57,471
Analogic Corp.	164	7,644
Applera Corp. - Applied Biosystems Group	2,117	68,485
Arrow Electronics Inc.(1)	1,396	44,951
Avnet Inc.(1)	1,674	33,513
Bel Fuse Inc. Class B	134	4,397
Benchmark Electronics Inc.(1)	763	18,404
Brady Corp. Class A	596	21,957
Checkpoint Systems Inc.(1)	478	10,616

Coherent Inc.(1)	370	12,480
CTS Corp.	426	6,343
Cubic Corp.	210	4,118
Cymer Inc.(1)	425	19,745
Daktronics Inc.	360	10,393
Dionex Corp.(1)	237	12,954
Electro Scientific Industries Inc.(1)	341	6,135
FEI Co.(1)	293	6,645
Fisher Scientific International Inc.(1)	1,443	105,411
FLIR Systems Inc.(1)	782	17,251
Gentex Corp.	1,771	24,794
Itron Inc.(1)	303	17,956
Jabil Circuit Inc.	2,059	52,710
Keithley Instruments Inc.	200	2,546
KEMET Corp.(1)	1,049	9,672
LoJack Corp.(1)	220	4,149
Methode Electronics Inc.	425	4,467
Park Electrochemical Corp.	234	6,025
Paxar Corp.(1)	424	8,722
PerkinElmer Inc.	1,478	30,890
Photon Dynamics Inc.(1)	198	2,479
Planar Systems Inc.(1)	200	2,408
Plexus Corp.(1)	513	17,550
Rogers Corp.(1)	205	11,550
Sanmina-SCI Corp.(1)	6,128	28,189
Solectron Corp.(1)	10,524	35,992
Sonic Solutions Inc.(1)	278	4,587
Symbol Technologies Inc.	2,939	31,712
Technitrol Inc.	485	11,228
Tektronix Inc.	936	27,537
Thermo Electron Corp.(1)	1,874	67,914
Thomas & Betts Corp.(1)	619	31,755
Trimble Navigation Ltd.(1)	644	28,748
Varian Inc.(1)	366	15,193
Vishay Intertechnology Inc.(1)	2,141	33,678
Waters Corp.(1)	1,209	53,680
Watts Water Technologies Inc. Class A	315	10,568
Woodward Governor Co.	352	10,740
X-Rite Inc.	246	2,704

		1,215,688
ENERGY—ALTERNATE SOURCES—0.01%
Headwaters Inc.(1)	468	11,962

		11,962
ENGINEERING & CONSTRUCTION—0.16%
Dycom Industries Inc.(1)	502	10,688
EMCOR Group Inc.(1)	378	18,397
Fluor Corp.	1,016	94,417
Granite Construction Inc.	383	17,338
Insituform Technologies Inc. Class A(1)	330	7,554
Jacobs Engineering Group Inc.(1)	676	53,837
Shaw Group Inc. (The)(1)	937	26,049
URS Corp.(1)	504	21,168

		249,448
ENTERTAINMENT—0.19%
GTECH Holdings Corp.	1,453	50,535
International Game Technology Inc.	3,936	149,332
International Speedway Corp. Class A	408	18,919
Macrovision Corp.(1)	616	13,256
Pinnacle Entertainment Inc.(1)	551	16,888
Scientific Games Corp. Class A(1)	757	26,964
Shuffle Master Inc.(1)(2)	404	13,243

		289,137

ENVIRONMENTAL CONTROL—0.27%
Aleris International Inc.(1)	376	17,240
Allied Waste Industries Inc.(1)	2,773	31,501
Mine Safety Appliances Co.	320	12,864
Republic Services Inc.	1,400	56,476
Stericycle Inc.(1)	509	33,136
Tetra Tech Inc.(1)	682	12,099
Waste Connections Inc.(1)	516	18,782
Waste Management Inc.	6,360	228,197

		410,295
FOOD—1.45%
American Italian Pasta Co. Class A(1)(2)	234	2,003
Campbell Soup Co.	2,131	79,081
ConAgra Foods Inc.	6,055	133,876
Corn Products International Inc.	864	26,438
Dean Foods Co.(1)	1,566	58,240
Flowers Foods Inc.	643	18,416
General Mills Inc.	4,146	214,182
Great Atlantic & Pacific Tea Co.	212	4,817
Hain Celestial Group Inc.(1)	448	11,540
Heinz (H.J.) Co.	3,902	160,840
Hershey Co. (The)	2,074	114,215
Hormel Foods Corp.	853	31,680
J&J Snack Foods Corp.	158	5,225
Kellogg Co.	2,769	134,103
Kroger Co.	8,448	184,673
Lance Inc.	360	8,287
McCormick & Co. Inc. NVS	1,534	51,466
Nash Finch Co.	145	3,087
Performance Food Group Co.(1)	428	13,003
Ralcorp Holdings Inc.(1)	307	13,057
Ruddick Corp.	412	10,098
Safeway Inc.	5,204	135,304
Sanderson Farms Inc.	182	5,094
Sara Lee Corp.	8,855	141,857
Smithfield Foods Inc.(1)	1,154	33,270
Smucker (J.M.) Co. (The)	674	30,128
SUPERVALU Inc.	2,349	72,114
Sysco Corp.	7,202	220,093
Tootsie Roll Industries Inc.	324	9,438
TreeHouse Foods Inc.(1)	370	8,839
Tyson Foods Inc. Class A	2,886	42,886
United Natural Foods Inc.(1)	485	16,015
Whole Foods Market Inc.	1,627	105,169
Wrigley (William Jr.) Co.	2,567	116,439

		2,214,973
FOREST PRODUCTS & PAPER—0.46%
Bowater Inc.	624	14,196
Buckeye Technologies Inc.(1)	450	3,438
Caraustar Industries Inc.(1)	340	3,060
Deltic Timber Corp.	144	8,117
Glatfelter Co.	536	8,506
International Paper Co.	5,729	185,047
Longview Fibre Co.	624	11,912
Louisiana-Pacific Corp.	1,234	27,025
MeadWestvaco Corp.	2,099	58,625
Neenah Paper Inc.	190	5,785
Plum Creek Timber Co. Inc.	2,132	75,686

Pope & Talbot Inc.	200	1,246
Potlatch Corp.	466	17,591
Rayonier Inc.	883	33,475
Rock-Tenn Co. Class A	426	6,795
Schweitzer-Mauduit International Inc.	173	3,745
Temple-Inland Inc.	1,280	54,874
Wausau Paper Corp.	626	7,794
Weyerhaeuser Co.	2,861	178,097

		705,014
GAS—0.43%
AGL Resources Inc.	898	34,232
Atmos Energy Corp.	950	26,514
Cascade Natural Gas Corp.	118	2,489
Energen Corp.	838	32,188
KeySpan Corp.	2,020	81,608
Laclede Group Inc. (The)	274	9,415
New Jersey Resources Corp.	341	15,952
Nicor Inc.	512	21,248
NiSource Inc.	3,153	68,862
Northwest Natural Gas Co.	334	12,368
ONEOK Inc.	1,349	45,920
Peoples Energy Corp.	458	16,447
Piedmont Natural Gas Co.	877	21,311
Sempra Energy	3,015	137,122
South Jersey Industries Inc.	348	9,532
Southern Union Co.	1,146	31,011
Southwest Gas Corp.	449	14,072
UGI Corp.	1,227	30,209
Vectren Corp.	916	24,961
WGL Holdings Inc.	597	17,283

		652,744
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	317	9,919
Black & Decker Corp.	895	75,592
Kennametal Inc.	458	28,510
Lincoln Electric Holdings Inc.	493	30,886
Regal-Beloit Corp.	362	15,982
Snap-On Inc.	695	28,092
Stanley Works (The)	837	39,523

		228,504
HEALTH CARE - PRODUCTS—3.24%
Advanced Medical Optics Inc.(1)	787	39,901
American Medical Systems Holdings Inc.(1)	840	13,986
ArthroCare Corp.(1)	304	12,771
Bard (C.R.) Inc.	1,205	88,278
Bausch & Lomb Inc.	620	30,405
Baxter International Inc.	7,624	280,258
Beckman Coulter Inc.	721	40,052
Becton, Dickinson & Co.	2,881	176,116
BioLase Technology Inc.(1)(2)	334	2,806
Biomet Inc.	2,863	89,583
Biosite Inc.(1)	200	9,132
Boston Scientific Corp.(1)	14,128	237,916
CONMED Corp.(1)	367	7,597
Cooper Companies Inc.	518	22,942
Cyberonics Inc.(1)	280	5,970
Cytyc Corp.(1)	1,322	33,526
Datascope Corp.	138	4,256
DENTSPLY International Inc.	911	55,207
Diagnostic Products Corp.	280	16,288

DJ Orthopedics Inc.(1)	251	9,244
Edwards Lifesciences Corp.(1)	693	31,483
Gen-Probe Inc.(1)	598	32,280
Haemonetics Corp.(1)	308	14,325
Henry Schein Inc.(1)	1,008	47,104
Hillenbrand Industries Inc.	718	34,823
Hologic Inc.(1)	530	26,161
ICU Medical Inc.(1)	162	6,843
IDEXX Laboratories Inc.(1)	372	27,948
Immucor Inc.(1)	770	14,807
Intuitive Surgical Inc.(1)	424	50,019
Invacare Corp.	389	9,678
Johnson & Johnson	34,489	2,066,581
Kensey Nash Corp.(1)(2)	135	3,982
Laserscope(1)	242	7,456
LCA-Vision Inc.	246	13,016
Medtronic Inc.	14,057	659,554
Mentor Corp.	453	19,705
Merit Medical Systems Inc.(1)	308	4,238
Osteotech Inc.(1)	234	945
Patterson Companies Inc.(1)	1,601	55,923
PolyMedica Corp.	281	10,105
Possis Medical Inc.(1)	234	2,062
ResMed Inc.(1)	890	41,785
Respironics Inc.(1)	867	29,669
St. Jude Medical Inc.(1)	4,216	136,683
Steris Corp.	755	17,259
Stryker Corp.	3,404	143,342
SurModics Inc.(1)(2)	184	6,644
TECHNE Corp.(1)	462	23,525
Varian Medical Systems Inc.(1)	1,530	72,445
Viasys Healthcare Inc.(1)	370	9,472
Vital Sign Inc.	76	3,764
Zimmer Holdings Inc.(1)	2,885	163,637

		4,963,497
HEALTH CARE - SERVICES—1.78%
Aetna Inc.	6,591	263,179
Amedisys Inc.(1)(2)	189	7,163
AMERIGROUP Corp.(1)	618	19,183
AmSurg Corp.(1)	360	8,190
Apria Healthcare Group Inc.(1)	531	10,036
Centene Corp.(1)	508	11,953
Community Health Systems Inc.(1)	1,117	41,050
Covance Inc.(1)	732	44,813
Coventry Health Care Inc.(1)	1,856	101,969
Genesis HealthCare Corp.(1)	237	11,227
Gentiva Health Services Inc.(1)	279	4,472
HCA Inc.	4,747	204,833
Health Management Associates Inc. Class A	2,782	54,833
Health Net Inc.(1)	1,328	59,986
Healthways Inc.(1)	400	21,056
Humana Inc.(1)	1,912	102,674
Laboratory Corp. of America Holdings(1)	1,458	90,731
LifePoint Hospitals Inc.(1)(2)	659	21,174
Lincare Holdings Inc.(1)	1,105	41,813
Manor Care Inc.	914	42,885
Matria Healthcare Inc.(1)	252	5,398
Odyssey Healthcare Inc.(1)	448	7,871
Pediatrix Medical Group Inc.(1)	548	24,824
Quest Diagnostics Inc.	1,883	112,829
RehabCare Group Inc.(1)	193	3,354
Sierra Health Services Inc.(1)	590	26,568

Sunrise Senior Living Inc.(1)	489	13,521
Tenet Healthcare Corp.(1)	5,399	37,685
Triad Hospitals Inc.(1)	993	39,303
United Surgical Partners International Inc.(1)	515	15,486
UnitedHealth Group Inc.	15,696	702,867
Universal Health Services Inc. Class B	629	31,614
WellPoint Inc.(1)	7,429	540,608

		2,725,148
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	1,898	55,403

		55,403
HOME BUILDERS—0.37%
Beazer Homes USA Inc.	467	21,421
Centex Corp.	1,422	71,527
Champion Enterprises Inc.(1)	927	10,234
Coachmen Industries Inc.	200	2,388
Fleetwood Enterprises Inc.(1)	726	5,474
Horton (D.R.) Inc.	3,143	74,866
Hovnanian Enterprises Inc. Class A(1)	436	13,115
KB Home	889	40,761
Lennar Corp. Class A	1,610	71,436
M.D.C. Holdings Inc.	377	19,578
M/I Homes Inc.	146	5,122
Meritage Homes Corp.(1)	275	12,994
Monaco Coach Corp.	359	4,559
NVR Inc.(1)	56	27,510
Pulte Homes Inc.	2,476	71,284
Ryland Group Inc.	520	22,656
Skyline Corp.	90	3,850
Standard-Pacific Corp.	776	19,943
Thor Industries Inc.	404	19,574
Toll Brothers Inc.(1)	1,358	34,724
Winnebago Industries Inc.(2)	380	11,795

		564,811
HOME FURNISHINGS—0.12%
Audiovox Corp. Class A(1)	222	3,033
Bassett Furniture Industries Inc.	134	2,480
Ethan Allen Interiors Inc.	381	13,926
Furniture Brands International Inc.(2)	610	12,712
Harman International Industries Inc.	772	65,906
La-Z-Boy Inc.(2)	641	8,974
Whirlpool Corp.	897	74,137

		181,168
HOUSEHOLD PRODUCTS & WARES—0.50%
American Greetings Corp. Class A	688	14,455
Avery Dennison Corp.	1,277	74,143
Blyth Inc.	316	5,833
Church & Dwight Co. Inc.	752	27,388
Clorox Co. (The)	1,753	106,880
CNS Inc.	169	4,140
Fortune Brands Inc.	1,695	120,362
Fossil Inc.(1)	545	9,815
Harland (John H.) Co.	316	13,746
Kimberly-Clark Corp.	5,354	330,342
Playtex Products Inc.(1)	746	7,781
Russ Berrie & Co. Inc.(1)	133	1,631
Scotts Miracle-Gro Co. (The) Class A	530	22,430
Spectrum Brands Inc.(1)	439	5,672
Standard Register Co. (The)	172	2,038

Tupperware Brands Corp.	650	12,798
WD-40 Co.	198	6,647

		766,101
HOUSEWARES—0.07%
Libbey Inc.	162	1,191
National Presto Industries Inc.	53	2,771
Newell Rubbermaid Inc.	3,217	83,095
Toro Co.	511	23,864

		110,921
INSURANCE—4.84%
ACE Ltd.	3,780	191,230
AFLAC Inc.	5,811	269,340
Allstate Corp. (The)	7,407	405,385
Ambac Financial Group Inc.	1,220	98,942
American Financial Group Inc.	542	23,252
American International Group Inc.	30,255	1,786,558
AmerUs Group Co.	441	25,821
AON Corp.	3,726	129,739
Berkley (W.R.) Corp.	1,953	66,656
Brown & Brown Inc.	1,275	37,255
Chubb Corp.	4,828	240,917
CIGNA Corp.	1,402	138,111
Cincinnati Financial Corp.	2,015	94,725
Delphi Financial Group Inc. Class A	524	19,053
Everest Re Group Ltd.	751	65,014
Fidelity National Financial Inc.	2,031	79,107
First American Corp.	1,113	47,047
Gallagher (Arthur J.) & Co.	1,090	27,621
Genworth Financial Inc. Class A	4,144	144,377
Hanover Insurance Group Inc. (The)	597	28,334
Hartford Financial Services Group Inc. (The)	3,529	298,553
HCC Insurance Holdings Inc.	1,275	37,536
Hilb, Rogal & Hobbs Co.	421	15,691
Horace Mann Educators Corp.	514	8,712
Infinity Property & Casualty Corp.	261	10,701
LandAmerica Financial Group Inc.	204	13,178
Lincoln National Corp.	3,330	187,945
Loews Corp.	4,741	168,068
Marsh & McLennan Companies Inc.	6,404	172,204
MBIA Inc.	1,567	91,748
Mercury General Corp.	424	23,901
MetLife Inc.	8,842	452,799
MGIC Investment Corp.	1,010	65,650
Ohio Casualty Corp.	760	22,595
Old Republic International Corp.	2,653	56,695
Philadelphia Consolidated Holding Corp.(1)	645	19,582
PMI Group Inc. (The)	1,048	46,720
Presidential Life Corp.	249	6,120
Principal Financial Group Inc.	3,234	179,972
ProAssurance Corp.(1)	361	17,393
Progressive Corp. (The)	9,147	235,169
Protective Life Corp.	801	37,343
Prudential Financial Inc.	5,735	445,609
Radian Group Inc.	963	59,494
RLI Corp.	266	12,816
SAFECO Corp.	1,396	78,665
Safety Insurance Group Inc.	165	7,846
SCPIE Holdings Inc.(1)	134	3,115
Selective Insurance Group Inc.	322	17,990
St. Paul Travelers Companies Inc.	8,105	361,321
StanCorp Financial Group Inc.	630	32,073

Stewart Information Services Corp.	234	8,497
Torchmark Corp.	1,176	71,407
United Fire & Casualty Co.	207	6,237
Unitrin Inc.	511	22,274
UNUMProvident Corp.	3,454	62,621
XL Capital Ltd. Class A	2,091	128,178
Zenith National Insurance Corp.	443	17,574

		7,422,476
INTERNET—1.70%
Amazon.com Inc.(1)	3,599	139,209
Avocent Corp.(1)	583	15,304
Blue Coat Systems Inc.(1)	157	2,647
CheckFree Corp.(1)	1,063	52,682
Digital Insight Corp.(1)	427	14,642
eBay Inc.(1)	13,475	394,683
F5 Networks Inc.(1)	478	25,563
Google Inc. Class A(1)	2,401	1,006,811
InfoSpace Inc.(1)	333	7,549
Internet Security Systems Inc.(1)	485	9,142
j2 Global Communications Inc.(1)	577	18,014
McAfee Inc.(1)	1,867	45,312
MIVA Inc.(1)	362	1,466
Monster Worldwide Inc.(1)	1,488	63,478
Napster Inc.(1)	398	1,226
PC-Tel Inc.(1)	274	2,340
RSA Security Inc.(1)	882	23,982
Secure Computing Corp.(1)	620	5,332
Stamps.com Inc.(1)	228	6,343
Symantec Corp.(1)	12,077	187,677
United Online Inc.	735	8,820
VeriSign Inc.(1)	2,829	65,548
WebEx Communications Inc.(1)	431	15,318
Websense Inc.(1)	570	11,708
Yahoo! Inc.(1)	14,615	482,295

		2,607,091
IRON & STEEL—0.33%
Allegheny Technologies Inc.	997	69,032
Carpenter Technology Corp.	259	29,914
Chaparral Steel Co.(1)	274	19,733
Cleveland-Cliffs Inc.	265	21,012
Material Sciences Corp.(1)	164	1,481
Nucor Corp.	3,622	196,493
Reliance Steel & Aluminum Co.	358	29,696
Ryerson Inc.	295	7,965
Steel Dynamics Inc.	494	32,476
Steel Technologies Inc.	129	2,508
United States Steel Corp.	1,458	102,235

		512,545
LEISURE TIME—0.33%
Arctic Cat Inc.	144	2,809
Bally Total Fitness Holding Corp.(1)	478	3,241
Brunswick Corp.	1,099	36,542
Callaway Golf Co.	813	10,561
Carnival Corp.	5,048	210,704
Harley-Davidson Inc.	3,137	172,190
K2 Inc.(1)	567	6,203
Multimedia Games Inc.(1)	333	3,373
Nautilus Inc.(2)	398	6,253
Polaris Industries Inc.	469	20,308
Sabre Holdings Corp.	1,529	33,638
WMS Industries Inc.(1)	269	7,368

		513,190

LODGING—0.40%
Aztar Corp.(1)	426	22,135
Boyd Gaming Corp.	509	20,543
Harrah’s Entertainment Inc.	2,145	152,681
Hilton Hotels Corp.	3,811	107,775
Marcus Corp.	274	5,721
Marriott International Inc. Class A	3,795	144,665
Starwood Hotels & Resorts Worldwide Inc.	2,522	152,177

		605,697
MACHINERY—0.94%
AGCO Corp.(1)	1,077	28,347
Albany International Corp. Class A	357	15,133
Applied Industrial Technologies Inc.	429	10,429
Astec Industries Inc.(1)	208	7,097
Briggs & Stratton Corp.	622	19,350
Caterpillar Inc.	7,797	580,721
Cognex Corp.	552	14,369
Cummins Inc.	538	65,770
Deere & Co.	2,737	228,512
Flowserve Corp.(1)	642	36,530
Gardner Denver Inc.(1)	627	24,139
Gerber Scientific Inc.(1)	304	3,955
Graco Inc.	788	36,232
IDEX Corp.	619	29,217
JLG Industries Inc.	1,225	27,562
Joy Global Inc.	1,425	74,228
Lindsay Manufacturing Co.	140	3,797
Manitowoc Co. Inc. (The)	706	31,417
Nordson Corp.	404	19,869
Robbins & Myers Inc.	170	4,444
Rockwell Automation Inc.	2,067	148,845
Tecumseh Products Co. Class A(1)	227	4,358
Zebra Technologies Corp. Class A(1)	824	28,148

		1,442,469
MANUFACTURING—5.00%
Acuity Brands Inc.	529	20,583
AptarGroup Inc.	408	20,241
Barnes Group Inc.	434	8,658
Brink’s Co. (The)	561	31,646
Carlisle Companies Inc.	344	27,279
Ceradyne Inc.(1)	305	15,094
CLARCOR Inc.	622	18,529
Cooper Industries Ltd.	1,073	99,703
Crane Co.	585	24,336
Danaher Corp.	2,747	176,687
Donaldson Co. Inc.	788	26,690
Dover Corp.	2,352	116,259
Eastman Kodak Co.	3,322	78,997
Eaton Corp.	1,742	131,347
EnPro Industries Inc.(1)	249	8,366
Federal Signal Corp.	588	8,902
General Electric Co.	121,103	3,991,555
Griffon Corp.(1)	306	7,987
Harsco Corp.	480	37,421
Honeywell International Inc.	9,647	388,774
Illinois Tool Works Inc.	4,819	228,902
Ingersoll-Rand Co. Class A	3,812	163,077
ITT Industries Inc.	2,136	105,732

Lancaster Colony Corp.	299	11,802
Leggett & Platt Inc.	2,108	52,658
Lydall Inc.(1)	172	1,586
Myers Industries Inc.	368	6,326
Pall Corp.	1,462	40,936
Parker Hannifin Corp.	1,398	108,485
Pentair Inc.	1,171	40,036
Roper Industries Inc.	988	46,189
Smith (A.O.) Corp.	252	11,683
SPX Corp.	708	39,613
Standex International Corp.	143	4,340
Sturm, Ruger & Co. Inc.	368	2,300
Teleflex Inc.	461	24,903
Textron Inc.	1,520	140,114
3M Co.	8,785	709,564
Tredegar Corp.	323	5,110
Trinity Industries Inc.	810	32,724
Tyco International Ltd.	23,750	653,125

		7,668,259
MEDIA—2.95%
Belo (A.H.) Corp.	1,021	15,928
CBS Corp. Class B	8,984	243,017
Clear Channel Communications Inc.	5,752	178,024
Comcast Corp. Class A(1)	24,617	805,961
Dow Jones & Co. Inc.	685	23,982
Emmis Communications Corp.(1)	456	7,132
Entercom Communications Corp.	391	10,229
4Kids Entertainment Inc.(1)	146	2,367
Gannett Co. Inc.	2,774	155,150
Lee Enterprises Inc.	536	14,445
McClatchy Co. (The) Class A	1	6
McGraw-Hill Companies Inc. (The)	4,106	206,244
Media General Inc. Class A	301	12,609
Meredith Corp.	488	24,176
New York Times Co. Class A	1,672	41,031
News Corp. Class A	27,569	528,773
Radio One Inc. Class D(1)	918	6,793
Readers Digest Association Inc. (The)	1,076	15,021
Scholastic Corp.(1)	432	11,219
Scripps (E.W.) Co. Class A	981	42,320
Time Warner Inc.	49,890	863,097
Tribune Co.	3,028	98,198
Univision Communications Inc. Class A(1)	2,587	86,664
Viacom Inc. Class B(1)	8,389	300,662
Walt Disney Co. (The)	25,574	767,220
Washington Post Co. (The) Class B	68	53,041
Westwood One Inc.	831	6,232

		4,519,541
METAL FABRICATE & HARDWARE—0.17%
Castle (A.M.) & Co.	109	3,515
Commercial Metals Co.	1,352	34,746
Kaydon Corp.	342	12,760
Lawson Products Inc.	62	2,444
Mueller Industries Inc.	451	14,897
NS Group Inc.(1)	272	14,982
Precision Castparts Corp.	1,549	92,568
Quanex Corp.	459	19,769
Timken Co. (The)	972	32,572
Valmont Industries Inc.	209	9,716
Wolverine Tube Inc.(1)(2)	170	624
Worthington Industries Inc.	880	18,436

		257,029

MINING—0.62%
Alcoa Inc.	10,157	328,681
AMCOL International Corp.	260	6,851
Brush Engineered Materials Inc.(1)	234	4,879
Century Aluminum Co.(1)	264	9,422
Freeport-McMoRan Copper & Gold Inc.	2,183	120,960
Newmont Mining Corp.	5,225	276,559
Phelps Dodge Corp.	2,368	194,555
RTI International Metals Inc.(1)	266	14,853

		956,760
OFFICE & BUSINESS EQUIPMENT—0.17%
Global Imaging Systems Inc.(1)	273	11,269
Pitney Bowes Inc.	2,595	107,173
Xerox Corp.(1)	10,724	149,171

		267,613
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	793	20,436
HNI Corp.	595	26,983
Interface Inc. Class A(1)	622	7,122

		54,541
OIL & GAS—7.80%
Anadarko Petroleum Corp.	5,358	255,523
Apache Corp.	3,839	262,012
Atwood Oceanics Inc.(1)	318	15,773
Cabot Oil & Gas Corp.	566	27,734
Chesapeake Energy Corp.	4,492	135,883
Chevron Corp.	25,820	1,602,389
Cimarex Energy Co.	965	41,495
ConocoPhillips	19,229	1,260,076
Denbury Resources Inc.(1)	1,361	43,103
Devon Energy Corp.	5,130	309,903
ENSCO International Inc.	1,776	81,732
EOG Resources Inc.	2,825	195,885
Exxon Mobil Corp.	70,464	4,322,966
Forest Oil Corp.(1)	648	21,488
Frontier Oil Corp.	1,300	42,120
Helmerich & Payne Inc.	610	36,759
Hess Corp.	2,797	147,821
Kerr-McGee Corp.	2,652	183,916
Marathon Oil Corp.	4,227	352,109
Murphy Oil Corp.	1,932	107,922
Nabors Industries Ltd.(1)	3,628	122,590
Newfield Exploration Co.(1)	1,481	72,480
Noble Corp.	1,604	119,370
Noble Energy Inc.	2,035	95,360
Occidental Petroleum Corp.	4,992	511,930
Patterson-UTI Energy Inc.	1,998	56,563
Penn Virginia Corp.	226	15,793
Petroleum Development Corp.(1)	199	7,502
Pioneer Natural Resources Co.	1,487	69,012
Plains Exploration & Production Co.(1)	914	37,054
Pogo Producing Co.	681	31,394
Pride International Inc.(1)	1,871	58,431
Quicksilver Resources Inc.(1)	780	28,712
Remington Oil & Gas Corp.(1)	279	12,268
Rowan Companies Inc.	1,264	44,986
Southwestern Energy Co.(1)	1,939	60,419
St. Mary Land & Exploration Co.	677	27,249

Stone Energy Corp.(1)	332	15,455
Sunoco Inc.	1,541	106,776
Swift Energy Co.(1)	341	14,639
Transocean Inc.(1)	3,787	304,172
Unit Corp.(1)	549	31,233
Valero Energy Corp.	7,175	477,281
XTO Energy Inc.	4,231	187,306

		11,954,584
OIL & GAS SERVICES—1.78%
Baker Hughes Inc.	3,974	325,272
BJ Services Co.	3,751	139,762
Cameron International Corp.(1)	1,342	64,107
CARBO Ceramics Inc.	243	11,939
Dril-Quip Inc.(1)	101	8,326
FMC Technologies Inc.(1)	791	53,361
Grant Prideco Inc.(1)	1,511	67,617
Halliburton Co.	6,023	446,967
Hanover Compressor Co.(1)	1,104	20,733
Helix Energy Solutions Group Inc.(1)	892	36,001
Hydril Co. LP(1)	226	17,746
Input/Output Inc.(1)	810	7,654
Lone Star Technologies Inc.(1)	360	19,447
Lufkin Industries Inc.	179	10,638
Maverick Tube Corp.(1)	437	27,614
National Oilwell Varco Inc.(1)	2,023	128,096
Oceaneering International Inc.(1)	626	28,702
Schlumberger Ltd.	13,746	895,002
SEACOR Holdings Inc.(1)	248	20,361
Smith International Inc.	2,324	103,348
Tetra Technologies Inc.(1)	825	24,989
Tidewater Inc.	703	34,588
Veritas DGC Inc.(1)	433	22,334
Weatherford International Ltd.(1)	4,059	201,408
W-H Energy Services Inc.(1)	334	16,977

		2,732,989
PACKAGING & CONTAINERS—0.15%
Ball Corp.	1,204	44,596
Bemis Co. Inc.	1,225	37,510
Chesapeake Corp.	233	3,824
Packaging Corp. of America	727	16,009
Pactiv Corp.(1)	1,654	40,937
Sealed Air Corp.	937	48,799
Sonoco Products Co.	1,127	35,670

		227,345
PHARMACEUTICALS—5.42%
Abbott Laboratories	17,783	775,517
Allergan Inc.	1,777	190,601
Alpharma Inc. Class A	515	12,381
AmerisourceBergen Corp.	2,420	101,446
Barr Pharmaceuticals Inc.(1)	1,222	58,277
Bradley Pharmaceuticals Inc.(1)(2)	218	2,224
Bristol-Myers Squibb Co.	22,927	592,892
Cardinal Health Inc.	4,871	313,351
Caremark Rx Inc.	5,161	257,379
Cephalon Inc.(1)(2)	702	42,190
Connetics Corp.(1)	449	5,280
Express Scripts Inc.(1)	1,711	122,747
Forest Laboratories Inc.(1)	3,800	147,022
Gilead Sciences Inc.(1)	5,307	313,962
Hospira Inc.(1)	1,829	78,537

King Pharmaceuticals Inc.(1)	2,799	47,583
Lilly (Eli) & Co.	13,162	727,464
Medco Health Solutions Inc.(1)	3,521	201,683
Medicis Pharmaceutical Corp. Class A	653	15,672
Merck & Co. Inc.	25,428	926,342
MGI Pharma Inc.(1)	900	19,350
Mylan Laboratories Inc.	2,469	49,380
NBTY Inc.(1)	673	16,091
Noven Pharmaceuticals Inc.(1)	304	5,442
Omnicare Inc.	1,385	65,677
Par Pharmaceutical Companies Inc.(1)	423	7,809
Perrigo Co.	961	15,472
PetMed Express Inc.(1)	280	3,072
Pfizer Inc.	85,347	2,003,094
Schering-Plough Corp.	17,230	327,887
Sciele Pharma Inc.(1)	325	7,537
Sepracor Inc.(1)	1,252	71,539
Theragenics Corp.(1)	398	1,357
USANA Health Sciences Inc.(1)(2)	124	4,700
Valeant Pharmaceuticals International	1,112	18,815
VCA Antech Inc.(1)	969	30,940
Watson Pharmaceuticals Inc.(1)	1,183	27,540
Wyeth	15,674	696,082

		8,304,334
PIPELINES—0.41%
Dynegy Inc. Class A(1)	4,214	23,051
El Paso Corp.	8,062	120,930
Equitable Resources Inc.	1,384	46,364
Kinder Morgan Inc.	1,218	121,666
National Fuel Gas Co.	987	34,683
Questar Corp.	989	79,605
Western Gas Resources Inc.	675	40,399
Williams Companies Inc.	6,929	161,861

		628,559
REAL ESTATE INVESTMENT TRUSTS—1.25%
Acadia Realty Trust	372	8,798
AMB Property Corp.	1,023	51,713
Apartment Investment & Management Co. Class A	1,115	48,447
Archstone-Smith Trust	2,487	126,514
Boston Properties Inc.	1,056	95,462
Colonial Properties Trust	542	26,775
Developers Diversified Realty Corp.	1,261	65,799
EastGroup Properties Inc.	250	11,670
Entertainment Properties Trust	303	13,044
Equity Office Properties Trust	4,275	156,080
Equity Residential	3,382	151,277
Essex Property Trust Inc.	265	29,590
Glenborough Realty Trust Inc.	398	8,573
Highwoods Properties Inc.	633	22,902
Hospitality Properties Trust	841	36,937
Kilroy Realty Corp.	362	26,155
Kimco Realty Corp.	2,454	89,546
Lexington Corporate Properties Trust	648	13,997
Liberty Property Trust	1,021	45,128
LTC Properties Inc.	245	5,476
Macerich Co. (The)	828	58,126
Mack-Cali Realty Corp.	725	33,292
National Retail Properties Inc.	672	13,406
New Century Financial Corp.	656	30,012
New Plan Excel Realty Trust Inc.	1,207	29,801

Parkway Properties Inc.	171	7,781
ProLogis	2,835	147,760
Public Storage Inc.	955	72,485
Regency Centers Corp.	788	48,974
Shurgard Storage Centers Inc. Class A	545	34,063
Simon Property Group Inc.	2,130	176,662
Sovran Self Storage Inc.	206	10,463
United Dominion Realty Trust Inc.	1,550	43,416
Vornado Realty Trust	1,385	135,107
Weingarten Realty Investors	934	35,754

		1,910,985
RETAIL—6.18%
Abercrombie & Fitch Co. Class A	1,015	56,261
Advance Auto Parts Inc.	1,265	36,559
Aeropostale Inc.(1)	648	18,721
American Eagle Outfitters Inc.	1,519	51,707
AnnTaylor Stores Corp.(1)	837	36,309
Applebee’s International Inc.	860	16,529
AutoNation Inc.(1)	1,740	37,306
AutoZone Inc.(1)	628	55,390
Barnes & Noble Inc.	610	22,265
Bed Bath & Beyond Inc.(1)	3,273	108,565
Best Buy Co. Inc.	4,697	257,583
Big Lots Inc.(1)	1,326	22,648
BJ’s Wholesale Club Inc.(1)	795	22,538
Bob Evans Farms Inc.	427	12,814
Borders Group Inc.	750	13,845
Brinker International Inc.	977	35,465
Brown Shoe Co. Inc.	330	11,246
CarMax Inc.(1)	1,228	43,545
Casey’s General Store Inc.	615	15,381
Cash America International Inc.	357	11,424
Cato Corp. Class A	374	9,668
CBRL Group Inc.	376	12,754
CEC Entertainment Inc.(1)	408	13,105
Cheesecake Factory (The)(1)	924	24,902
Chico’s FAS Inc.(1)	2,095	56,523
Children’s Place Retail Stores Inc. (The)(1)	243	14,592
Christopher & Banks Corp.	427	12,383
Circuit City Stores Inc.	1,745	47,499
Claire’s Stores Inc.	1,150	29,337
Copart Inc.(1)	807	19,820
Cost Plus Inc.(1)	273	4,002
Costco Wholesale Corp.	5,497	314,044
CVS Corp.	9,531	292,602
Darden Restaurants Inc.	1,519	59,849
Dillard’s Inc. Class A	737	23,473
Dollar General Corp.	3,663	51,209
Dollar Tree Stores Inc.(1)	1,231	32,622
Dress Barn Inc.(1)	562	14,247
Family Dollar Stores Inc.	1,793	43,803
Federated Department Stores Inc.	6,436	235,558
Finish Line Inc. (The)	495	5,856
Foot Locker Inc.	1,791	43,862
Fred’s Inc.	479	6,395
GameStop Corp. Class A(1)	664	27,888
Gap Inc. (The)	6,208	108,019
Genesco Inc.(1)	274	9,280
Group 1 Automotive Inc.	267	15,043
Guitar Center Inc.(1)	308	13,697
Hancock Fabrics Inc.	274	915
Haverty Furniture Companies Inc.	304	4,770

Hibbet Sporting Goods Inc.(1)	422	10,086
Home Depot Inc.	24,082	861,895
Hot Topic Inc.(1)	566	6,515
IHOP Corp.	220	10,578
Insight Enterprises Inc.(1)	596	11,354
Jack in the Box Inc.(1)	426	16,699
Jo-Ann Stores Inc.(1)	276	4,043
Jos. A. Bank Clothiers Inc.(1)	180	4,313
Kohl’s Corp.(1)	3,972	234,825
Landry’s Restaurants Inc.	210	6,815
Limited Brands Inc.	4,028	103,077
Lone Star Steakhouse & Saloon Inc.	208	5,456
Longs Drug Stores Corp.	330	15,055
Lowe’s Companies Inc.	9,042	548,578
MarineMax Inc.(1)	190	4,984
McDonald’s Corp.	14,523	487,973
Men’s Wearhouse Inc. (The)	632	19,150
Michaels Stores Inc.	1,543	63,633
MSC Industrial Direct Co. Inc. Class A	647	30,778
99 Cents Only Stores(1)	596	6,234
Nordstrom Inc.	2,530	92,345
O’Charley’s Inc.(1)	250	4,250
Office Depot Inc.(1)	3,361	127,718
OfficeMax Inc.	829	33,782
O’Reilly Automotive Inc.(1)	1,310	40,859
OSI Restaurant Partners Inc.	781	27,023
P.F. Chang’s China Bistro Inc.(1)(2)	305	11,596
Pacific Sunwear of California Inc.(1)	885	15,868
Panera Bread Co. Class A(1)	370	24,879
Papa John’s International Inc.(1)	271	8,997
Payless ShoeSource Inc.(1)	800	21,736
Penney (J.C.) Co. Inc.	2,729	184,235
Pep Boys - Manny, Moe & Jack Inc.	701	8,223
PetSmart Inc.	1,641	42,010
Pier 1 Imports Inc.	1,097	7,657
RadioShack Corp.	1,559	21,826
Rare Hospitality International Inc.(1)	385	11,073
Red Robin Gourmet Burgers Inc.(1)	169	7,193
Regis Corp.	557	19,835
Ross Stores Inc.	1,671	46,872
Ruby Tuesday Inc.	675	16,477
Ryan’s Restaurant Group Inc.(1)	508	6,050
Saks Inc.	1,600	25,872
School Specialty Inc.(1)	269	8,568
Sears Holdings Corp.(1)	1,133	175,434
Select Comfort Corp.(1)	631	14,494
Sonic Automotive Inc.	373	8,273
Sonic Corp.(1)	1,018	21,164
Stage Stores Inc.	328	10,824
Staples Inc.	8,473	206,063
Starbucks Corp.(1)	8,939	337,537
Steak n Shake Co. (The)(1)	333	5,042
Stein Mart Inc.	314	4,647
Target Corp.	10,063	491,779
Tiffany & Co.	1,645	54,318
TJX Companies Inc.	5,329	121,821
Too Inc.(1)	387	14,857
Tractor Supply Co.(1)	387	21,389
Triarc Companies Inc. Class B	730	11,410
Tuesday Morning Corp.(2)	318	4,182
Urban Outfitters Inc.(1)	1,247	21,810
Walgreen Co.	11,770	527,767
Wal-Mart Stores Inc.	29,126	1,402,999

Wendy’s International Inc.	1,348	78,575
Williams-Sonoma Inc.	1,333	45,389
World Fuel Services Corp.	332	15,169
Yum! Brands Inc.	3,176	159,658
Zale Corp.(1)	586	14,117

		9,469,521
SAVINGS & LOANS—0.70%
Anchor BanCorp Wisconsin Inc.	238	7,180
Astoria Financial Corp.	1,012	30,815
BankAtlantic Bancorp Inc. Class A	550	8,162
BankUnited Financial Corp. Class A	374	11,414
Brookline Bancorp Inc.	728	10,025
Dime Community Bancshares	323	4,383
Downey Financial Corp.	244	16,555
Fidelity Bankshares Inc.	270	8,591
First Niagara Financial Group Inc.	1,303	18,268
FirstFed Financial Corp.(1)	199	11,476
Flagstar Bancorp Inc.	401	6,400
Franklin Bank Corp. (Texas)(1)	281	5,673
Golden West Financial Corp.	2,979	221,042
Harbor Florida Bancshares Inc.	237	8,802
MAF Bancorp Inc.	342	14,651
New York Community Bancorp Inc.	3,102	51,214
Sovereign Bancorp Inc.	4,338	88,096
Sterling Financial Corp. (Washington)	421	12,845
Washington Federal Inc.	1,019	23,631
Washington Mutual Inc.	11,198	510,405

		1,069,628
SEMICONDUCTORS—2.82%
Actel Corp.(1)	303	4,348
Advanced Micro Devices Inc.(1)	5,637	137,656
Altera Corp.(1)	4,156	72,938
Analog Devices Inc.	4,219	135,599
Applied Materials Inc.	18,236	296,882
Atmel Corp.(1)	4,936	27,395
ATMI Inc.(1)	456	11,227
Axcelis Technologies Inc.(1)	1,213	7,157
Broadcom Corp. Class A(1)	5,322	159,926
Brooks Automation Inc.(1)	883	10,419
Cabot Microelectronics Corp.(1)	305	9,245
Cohu Inc.	251	4,405
Credence Systems Corp.(1)	1,162	4,067
Cree Inc.(1)	862	20,481
Cypress Semiconductor Corp.(1)	1,565	22,755
Diodes Inc.(1)	227	9,407
DSP Group Inc.(1)	335	8,325
ESS Technology Inc.(1)	538	1,162
Exar Corp.(1)	401	5,321
Fairchild Semiconductor International Inc. Class A(1)	1,412	25,656
Freescale Semiconductor Inc. Class B(1)	4,740	139,356
Integrated Device Technology Inc.(1)	2,296	32,557
Intel Corp.	67,763	1,284,109
International Rectifier Corp.(1)	841	32,866
Intersil Corp. Class A	1,644	38,223
KLA-Tencor Corp.	2,306	95,860
Kopin Corp.(1)	790	2,852
Kulicke & Soffa Industries Inc.(1)	598	4,431
Lam Research Corp.(1)	1,618	75,431
Lattice Semiconductor Corp.(1)	1,358	8,392
Linear Technology Corp.	3,537	118,454

LSI Logic Corp.(1)	4,529	40,535
Maxim Integrated Products Inc.	3,708	119,064
MEMC Electronic Materials Inc.(1)	1,911	71,663
Micrel Inc.(1)	733	7,337
Microchip Technology Inc.	2,463	82,634
Micron Technology Inc.(1)	7,839	118,055
Microsemi Corp.(1)	814	19,845
National Semiconductor Corp.	3,906	93,158
Novellus Systems Inc.(1)	1,499	37,025
NVIDIA Corp.(1)	4,076	86,778
Pericom Semiconductor Corp.(1)	368	3,054
Photronics Inc.(1)	514	7,607
PMC-Sierra Inc.(1)	2,406	22,616
Power Integrations Inc.(1)	346	6,048
QLogic Corp.(1)	1,840	31,722
Rudolph Technologies Inc.(1)	272	3,944
Semtech Corp.(1)	842	12,167
Silicon Laboratories Inc.(1)	532	18,700
Skyworks Solutions Inc.(1)	1,921	10,585
Standard Microsystems Corp.(1)	234	5,108
Supertex Inc.(1)	138	5,512
Teradyne Inc.(1)	2,291	31,914
Texas Instruments Inc.	18,157	549,976
TriQuint Semiconductor Inc.(1)	1,657	7,390
Ultratech Inc.(1)	279	4,391
Varian Semiconductor Equipment Associates Inc.(1)	676	22,044
Veeco Instruments Inc.(1)	308	7,343
Xilinx Inc.	3,990	90,374

		4,323,491
SOFTWARE—3.52%
Activision Inc.(1)	3,235	36,814
Acxiom Corp.	911	22,775
Adobe Systems Inc.(1)	6,970	211,609
Advent Software Inc.(1)	200	7,214
Altiris Inc.(1)	262	4,726
ANSYS Inc.(1)	434	20,754
Autodesk Inc.(1)	2,670	92,008
Automatic Data Processing Inc.	6,731	305,251
Avid Technology Inc.(1)	492	16,398
BMC Software Inc.(1)	2,460	58,794
CA Inc.	5,281	108,525
Captaris Inc.(1)	428	1,990
Cerner Corp.(1)	707	26,237
Citrix Systems Inc.(1)	2,103	84,414
Compuware Corp.(1)	4,422	29,627
CSG Systems International Inc.(1)	570	14,102
Dendrite International Inc.(1)	509	4,703
Digi International Inc.(1)	274	3,433
Dun & Bradstreet Corp.(1)	776	54,072
eFunds Corp.(1)	545	12,017
Electronic Arts Inc.(1)	3,565	153,438
Epicor Software Corp.(1)	667	7,024
EPIQ Systems Inc.(1)	138	2,296
Fair Isaac Corp.	758	27,523
Fidelity National Information Services Inc.	1,077	38,126
FileNET Corp.(1)	483	13,007
First Data Corp.	8,927	402,072
Fiserv Inc.(1)	2,055	93,215
Global Payments Inc.	773	37,529
Hyperion Solutions Corp.(1)	713	19,679
IMS Health Inc.	2,302	61,809

Inter-Tel Inc.	244	5,139
Intuit Inc.(1)	1,997	120,599
JDA Software Group Inc.(1)	341	4,784
Keane Inc.(1)	586	7,325
ManTech International Corp. Class A(1)	224	6,913
MapInfo Corp.(1)	234	3,054
Microsoft Corp.	102,181	2,380,817
MoneyGram International Inc.	972	32,999
MRO Software Inc.(1)	248	4,977
Neoware Inc.(1)	240	2,950
Novell Inc.(1)	4,018	26,639
Open Solutions Inc.(1)	239	6,360
Oracle Corp.(1)	45,411	658,005
Parametric Technology Corp.(1)	1,328	16,879
Per-Se Technologies Inc.(1)	410	10,324
Phoenix Technologies Ltd.(1)	334	1,607
Progress Software Corp.(1)	488	11,424
Quality Systems Inc.	196	7,217
SEI Investments Co.	726	35,487
SPSS Inc.(1)	190	6,107
Sybase Inc.(1)	1,071	20,777
Take-Two Interactive Software Inc.(1)(2)	844	8,997
THQ Inc.(1)(2)	764	16,502
Transaction Systems Architects Inc. Class A(1)	454	18,927
Wind River Systems Inc.(1)	922	8,206

		5,394,196
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	385	11,265

		11,265
TELECOMMUNICATIONS—5.58%
Adaptec Inc.(1)	1,354	5,876
ADC Telecommunications Inc.(1)	1,359	22,913
ADTRAN Inc.	827	18,550
Aeroflex Inc.(1)	936	10,923
Alltel Corp.	4,530	289,150
Andrew Corp.(1)	1,809	16,028
Anixter International Inc.	399	18,937
Applied Signal Technology Inc.	135	2,300
AT&T Inc.	45,291	1,263,166
Avaya Inc.(1)	4,823	55,079
BellSouth Corp.	21,069	762,698
Black Box Corp.	217	8,318
C-COR Inc.(1)	508	3,922
CenturyTel Inc.	1,361	50,561
CIENA Corp.(1)	6,685	32,155
Cincinnati Bell Inc.(1)	2,993	12,271
Cisco Systems Inc.(1)	71,110	1,388,778
Citizens Communications Co.	3,798	49,564
Commonwealth Telephone Enterprises Inc.	274	9,086
CommScope Inc.(1)	659	20,706
Comtech Telecommunications Corp.(1)	232	6,791
Comverse Technology Inc.(1)	2,332	46,104
Corning Inc.(1)	18,149	439,024
Ditech Networks Inc.(1)	347	3,026
Embarq Corp.(1)	1,726	70,749
General Communication Inc. Class A(1)	549	6,764
Harmonic Inc.(1)	870	3,898
Harris Corp.	1,548	64,257
JDS Uniphase Corp.(1)	19,386	49,047
Juniper Networks Inc.(1)	6,559	104,878
Lucent Technologies Inc.(1)	52,119	126,128

Motorola Inc.	28,784	579,998
NETGEAR Inc.(1)	400	8,660
Network Equipment Technologies Inc.(1)	334	1,049
Newport Corp.(1)	470	7,576
Novatel Wireless Inc.(1)	354	3,675
Plantronics Inc.	532	11,816
Polycom Inc.(1)	1,015	22,249
Powerwave Technologies Inc.(1)	1,301	11,865
QUALCOMM Inc.	19,529	782,527
Qwest Communications International Inc.(1)	18,214	147,351
RF Micro Devices Inc.(1)	2,314	13,815
Sprint Nextel Corp.	34,695	693,553
Symmetricom Inc.(1)	598	4,228
Telephone & Data Systems Inc.	1,186	49,100
Tellabs Inc.(1)	5,210	69,345
3Com Corp.(1)	4,707	24,099
Tollgrade Communications Inc.(1)	141	1,368
UTStarcom Inc.(1)	1,273	9,917
Verizon Communications Inc.	33,984	1,138,124
Viasat Inc.(1)	276	7,088

		8,549,050
TEXTILES—0.08%
Angelica Corp.	105	1,842
Cintas Corp.	1,593	63,338
G&K Services Inc. Class A	260	8,918
Mohawk Industries Inc.(1)	613	43,125

		117,223
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	2,000	36,220
JAKKS Pacific Inc.(1)	313	6,288
Lenox Group Inc.(1)	170	1,205
Mattel Inc.	4,498	74,262
RC2 Corp.(1)	200	7,732

		125,707
TRANSPORTATION—2.07%
Alexander & Baldwin Inc.	535	23,684
Arkansas Best Corp.	307	15,414
Bristow Group Inc.(1)	275	9,900
Burlington Northern Santa Fe Corp.	4,252	336,971
C.H. Robinson Worldwide Inc.	2,009	107,080
Con-way Inc.	566	32,788
CSX Corp.	2,574	181,313
EGL Inc.(1)	402	20,180
Expeditors International Washington Inc.	2,470	138,345
FedEx Corp.	3,554	415,320
Forward Air Corp.	367	14,948
Heartland Express Inc.	750	13,418
Hub Group Inc. Class A(1)	472	11,578
Hunt (J.B.) Transport Services Inc.	1,413	35,198
Kansas City Southern Industries Inc.(1)	883	24,459
Kirby Corp.(1)	611	24,135
Knight Transportation Inc.	698	14,100
Landstar System Inc.	685	32,353
Norfolk Southern Corp.	4,826	256,840
Old Dominion Freight Line Inc.(1)	346	13,006
Overseas Shipholding Group Inc.	354	20,939
Ryder System Inc.	695	40,609
Swift Transportation Co. Inc.(1)	619	19,659
Union Pacific Corp.	3,131	291,058
United Parcel Service Inc. Class B	12,619	1,038,922

Werner Enterprises Inc.	620	12,567
YRC Worldwide Inc.(1)	674	28,382

		3,173,166
TRUCKING & LEASING—0.02%
GATX Corp.	615	26,138

		26,138
WATER—0.03%
American States Water Co.	200	7,130
Aqua America Inc.	1,486	33,866

		40,996

TOTAL COMMON STOCKS
(Cost: $144,632,427)		153,048,649

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.25%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$314	314
Fortis Bank NY
4.43%, 07/20/06	784	784
Societe Generale
5.33%, 12/08/06	3,137	3,137
Toronto-Dominion Bank
3.94%, 07/10/06	1,568	1,568
Washington Mutual Bank
5.28%, 08/07/06	1,568	1,568
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,509	2,509

		9,880
COMMERCIAL PAPER(3)—0.05%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	8,757	8,708
ASAP Funding Ltd.
5.21%, 08/08/06(4)	1,506	1,498
Barton Capital Corp.
5.29%, 08/01/06(4)	2,998	2,985
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	1,192	1,189
CC USA Inc.
5.03%, 10/24/06(4)	627	617
Chariot Funding LLC
5.30%, 07/28/06(4)	2,363	2,354
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	6,881	6,879
Curzon Funding LLC
5.30%, 07/31/06(4)	3,137	3,124
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	2,314	2,260
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	6,639	6,616
Five Finance Inc.
5.19%, 12/01/06(4)	1,411	1,381

General Electric Capital Services Inc.
5.22%, 12/11/06	314	306
Govco Inc.
5.22%, 08/03/06(4)	3,137	3,122
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	1,066	1,050
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	784	781
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	2,885	2,878
Landale Funding LLC
5.30%, 08/15/06(4)	3,450	3,428
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	4,856	4,819
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	3,168	3,159
Prudential Funding LLC
5.22%, 07/31/06	1,568	1,562
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	3,137	3,129
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	3,675	3,673
Scaldis Capital LLC
5.30%, 07/25/06(4)	1,961	1,954
Sydney Capital Corp.
5.10%, 07/07/06(4)	3,431	3,429
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	3,834	3,824

		74,725
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	784	784
Dorada Finance Inc.
3.93%, 07/07/06(4)	972	972
K2 USA LLC
3.94%, 07/07/06(4)	1,882	1,882
Marshall & Ilsley Bank
5.18%, 12/15/06	3,137	3,141
Sigma Finance Inc.
5.13%, 03/30/07(4)	1,098	1,098
US Bank N.A.
2.85%, 11/15/06	627	623

		8,500
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	45,356	45,356

		45,356
REPURCHASE AGREEMENTS(3)—0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,276 (collateralized by non-U.S. Government debt securities, value $6,470, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$6,273	6,273

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $4,707 (collateralized by non-U.S. Government debt securities, value $5,183, 2.12% to 6.47%, 11/25/34 to 12/25/42).	4,705	4,705
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,276 (collateralized by non-U.S. Government debt securities, value $6,443, 5.36% to 6.00%, 12/25/35 to 12/25/42).	6,273	6,273
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $7,845 (collateralized by non-U.S. Government debt securities, value $8,775, 0.00% to 10.00%, 6/1/28 to 12/15/35).	7,841	7,841
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,883 (collateralized by non-U.S. Government debt securities, value $2,130, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,882	1,882
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,138 (collateralized by non-U.S. Government debt securities, value $3,204, 5.22% to 5.42%, 7/3/06).	3,137	3,137
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $5,020 (collateralized by non-U.S. Government debt securities, value $5,277, 0.00% to 10.00%, 1/1/10 to 6/6/16).	5,018	5,018
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,138 (collateralized by non-U.S. Government debt securities, value $3,235, 0.07% to 7.75%, 2/22/11 to 12/15/45).	3,137	3,137
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,138 (collateralized by non-U.S. Government debt securities, value $3,235, 6.38% to 8.49%, 1/7/09 to 2/23/36).	3,137	3,137
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,276 (collateralized by non-U.S. Government debt securities, value $6,596, 0.00% to 8.57%, 6/25/23 to 4/25/46).	6,273	6,273
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $3,138 (collateralized by non-U.S. Government debt securities, value $3,301, 3.79% to 7.22%, 5/15/07 to 3/15/42).	3,137	3,137
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,098 (collateralized by non-U.S. Government debt securities, value $1,162, 0.00% to 10.00%, 7/3/06 to 6/30/36).	1,098	1,098
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $2,310 (collateralized by non-U.S. Government debt securities, value $2,324, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	2,196	2,196
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $6,276 (collateralized by non-U.S. Government debt securities, value $6,596, 0.00% to 10.00%, 1/1/10 to 5/6/16).	6,273	6,273

		60,380

TIME DEPOSITS(3)—0.02%
ABN Amro Bank NV
5.30%, 07/03/06	3,137	3,137
KBC Bank NV
5.32%, 07/03/06	9,410	9,410
Societe Generale
5.32%, 07/03/06	7,841	7,841
UBS AG
5.25%-5.34%, 07/03/06	9,043	9,043

		29,431
VARIABLE & FLOATING RATE NOTES(3)–0.10%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	8,030	8,031
American Express Bank
5.21%-5.31%, 07/19/06–02/28/07	2,352	2,352
American Express Centurion Bank
5.34%, 07/19/07	3,450	3,454
American Express Credit Corp.
5.23%, 07/05/07	941	942
ASIF Global Financing
5.17%, 05/03/07(4)	314	314
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	2,039	2,039
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	5,332	5,332
BMW US Capital LLC
5.20%, 07/13/07(4)	3,137	3,137
BNP Paribas
5.14%, 05/18/07(4)	5,803	5,803
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07–07/15/07(4)	2,290	2,290
Commodore CDO Ltd.
5.38%, 06/12/07(4)	784	784
Credit Agricole SA
5.31%, 07/23/07	3,137	3,137
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	3,137	3,136
DEPFA Bank PLC
5.37%, 06/15/07	3,137	3,137
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	3,607	3,608
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	3,137	3,137
Fifth Third Bancorp
5.28%, 06/22/07(4)	6,273	6,273
First Tennessee Bank N.A.
5.21%, 08/25/06	941	941
Five Finance Inc.
5.37%-5.45%, 12/01/06–06/29/07(4)	2,352	2,352
General Electric Capital Corp.
5.25%, 04/09/07	1,411	1,412
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	4,705	4,706
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	3,137	3,137
JP Morgan Chase & Co.
5.12%, 07/02/07	2,352	2,352
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	4,705	4,704

Leafs LLC
5.27%, 01/22/07-02/20/07(4)	3,278	3,278
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	3,921	3,919
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	3,450	3,450
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	1,524	1,524
Marshall & Ilsley Bank
5.18%, 07/13/07	1,725	1,725
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	4,705	4,705
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	395	395
Mound Financing PLC
5.11%, 05/08/07(4)	2,948	2,948
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	3,137	3,136
National City Bank of Indiana
5.17%, 05/21/07	1,568	1,568
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	8,469	8,469
Newcastle Ltd.
5.34%, 04/24/07(4)	1,106	1,105
Northern Rock PLC
5.17%, 05/03/07(4)	3,764	3,764
Principal Life Global Funding I
5.63%, 02/08/07	1,411	1,415
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	2,352	2,352
Sigma Finance Inc.
5.51%, 06/18/07(4)	2,572	2,572
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	3,137	3,137
Strips III LLC
5.37%, 07/24/06(4)	733	733
SunTrust Bank
5.08%, 05/01/07	3,137	3,137
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	5,928	5,928
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	4,391	4,392
US Bank N.A.
5.28%, 09/29/06	1,411	1,411
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	5,021	5,021
Wachovia Bank N.A.
5.36%, 05/22/07	6,273	6,273
Wells Fargo & Co.
5.19%, 07/13/07(4)	1,568	1,568
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	2,823	2,822
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	3,102	3,092
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	1,059	1,060

		161,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $389,681)		389,681

TOTAL INVESTMENTS IN SECURITIES—100.13%
(Cost: $145,022,108)	153,438,330
Other Assets, Less Liabilities—(0.13)%	(205,397)

NET ASSETS—100.00%	$153,232,933

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.84%

ADVERTISING—0.16%
Interpublic Group of Companies Inc.(1)(2)	620,586	$5,181,893
Omnicom Group Inc.	247,231	22,025,810

		27,207,703
AEROSPACE & DEFENSE—2.15%
Boeing Co. (The)	1,157,923	94,845,473
General Dynamics Corp.	584,946	38,290,565
Goodrich (B.F.) Co.	179,696	7,239,952
L-3 Communications Holdings Inc.	176,789	13,333,426
Lockheed Martin Corp.	513,156	36,813,811
Northrop Grumman Corp.	498,113	31,909,119
Raytheon Co.	645,203	28,756,698
Rockwell Collins Inc.	247,985	13,854,922
United Technologies Corp.	1,463,841	92,836,796

		357,880,762
AGRICULTURE—1.91%
Altria Group Inc.	3,024,469	222,086,759
Archer-Daniels-Midland Co.	948,334	39,147,228
Monsanto Co.	392,088	33,009,889
Reynolds American Inc.	124,274	14,328,792
UST Inc.	233,954	10,572,381

		319,145,049
AIRLINES—0.10%
Southwest Airlines Co.	1,021,851	16,727,701

		16,727,701
APPAREL—0.35%
Coach Inc.(1)	558,285	16,692,721
Jones Apparel Group Inc.	163,257	5,189,940
Liz Claiborne Inc.	150,790	5,588,277
Nike Inc. Class B	273,589	22,160,709
VF Corp.	127,532	8,661,973

		58,293,620
AUTO MANUFACTURERS—0.39%
Ford Motor Co.	2,713,723	18,806,100
General Motors Corp.(2)	818,662	24,387,941
Navistar International Corp.(1)	89,134	2,193,588
PACCAR Inc.	240,270	19,793,443

		65,181,072
AUTO PARTS & EQUIPMENT—0.16%
Cooper Tire & Rubber Co.(2)	89,274	994,512
Goodyear Tire & Rubber Co. (The)(1)	256,800	2,850,480
Johnson Controls Inc.	282,337	23,213,748

		27,058,740

BANKS—6.74%
AmSouth Bancorp	502,023	13,278,508
Bank of America Corp.	6,609,819	317,932,294
Bank of New York Co. Inc. (The)	1,118,352	36,010,934
BB&T Corp.	797,032	33,148,561
Comerica Inc.	235,601	12,248,896
Commerce Bancorp Inc.	266,651	9,511,441
Compass Bancshares Inc.	186,978	10,395,977
Fifth Third Bancorp	806,443	29,798,069
First Horizon National Corp.	178,651	7,181,770
Huntington Bancshares Inc.	355,591	8,384,836
KeyCorp	585,774	20,900,416
M&T Bank Corp.	114,395	13,489,458
Marshall & Ilsley Corp.	326,615	14,939,370
Mellon Financial Corp.	599,344	20,635,414
National City Corp.	784,284	28,383,238
North Fork Bancorp Inc.	674,114	20,338,019
Northern Trust Corp.	268,078	14,824,713
PNC Financial Services Group	428,929	30,097,948
Regions Financial Corp.	660,490	21,875,429
State Street Corp.	481,619	27,977,248
SunTrust Banks Inc.	526,899	40,181,318
Synovus Financial Corp.	467,670	12,524,203
U.S. Bancorp	2,577,260	79,585,789
Wachovia Corp.	2,329,540	125,981,523
Wells Fargo & Co.	2,433,362	163,229,923
Zions Bancorporation	153,739	11,982,418

		1,124,837,713
BEVERAGES—2.15%
Anheuser-Busch Companies Inc.	1,119,761	51,049,904
Brown-Forman Corp. Class B	120,547	8,613,083
Coca-Cola Co. (The)	2,968,379	127,699,665
Coca-Cola Enterprises Inc.	439,833	8,959,398
Constellation Brands Inc.(1)	287,439	7,185,975
Molson Coors Brewing Co. Class B	83,096	5,640,556
Pepsi Bottling Group Inc.	194,145	6,241,762
PepsiCo Inc.	2,393,416	143,700,697

		359,091,040
BIOTECHNOLOGY—1.03%
Amgen Inc.(1)	1,707,805	111,400,120
Biogen Idec Inc.(1)	498,033	23,073,869
Genzyme Corp.(1)	377,093	23,021,528
MedImmune Inc.(1)	360,554	9,771,013
Millipore Corp.(1)	76,639	4,827,491

		172,094,021
BUILDING MATERIALS—0.24%
American Standard Companies Inc.	256,465	11,097,241
Masco Corp.	575,638	17,061,910
Vulcan Materials Co.	145,964	11,385,192

		39,544,343
CHEMICALS—1.36%
Air Products & Chemicals Inc.	324,484	20,741,017
Ashland Inc.	103,086	6,875,836
Dow Chemical Co. (The)	1,393,479	54,387,485
Du Pont (E.I.) de Nemours and Co.	1,334,913	55,532,381
Eastman Chemical Co.	118,146	6,379,884
Ecolab Inc.	264,252	10,723,346
Hercules Inc.(1)	163,081	2,488,616

International Flavors & Fragrances Inc.	114,248	4,026,100
PPG Industries Inc.	240,158	15,850,428
Praxair Inc.	468,072	25,275,888
Rohm & Haas Co.	210,417	10,546,100
Sherwin-Williams Co. (The)	160,786	7,634,119
Sigma-Aldrich Corp.	96,773	7,029,591

		227,490,791
COAL—0.07%
CONSOL Energy Inc.	265,337	12,396,545

		12,396,545
COMMERCIAL SERVICES—0.81%
Apollo Group Inc. Class A(1)	202,850	10,481,259
Block (H & R) Inc.	476,400	11,366,904
Cendant Corp.	1,449,454	23,611,606
Convergys Corp.(1)	202,850	3,955,575
Donnelley (R.R.) & Sons Co.	312,623	9,988,305
Equifax Inc.	185,805	6,380,544
McKesson Corp.	440,734	20,837,904
Moody’s Corp.	353,418	19,247,144
Paychex Inc.	483,533	18,848,116
Robert Half International Inc.	248,576	10,440,192

		135,157,549
COMPUTERS—3.63%
Affiliated Computer Services Inc. Class A(1)	171,550	8,853,695
Apple Computer Inc.(1)	1,231,498	70,343,166
Computer Sciences Corp.(1)	272,312	13,190,793
Dell Inc.(1)	3,289,238	80,290,300
Electronic Data Systems Corp.	749,979	18,044,495
EMC Corp.(1)	3,426,313	37,586,654
Gateway Inc.(1)	380,901	723,712
Hewlett-Packard Co.	4,040,157	127,992,174
International Business Machines Corp.	2,245,618	172,508,375
Lexmark International Inc.(1)	150,104	8,380,306
NCR Corp.(1)	263,457	9,653,064
Network Appliance Inc.(1)	541,540	19,116,362
SanDisk Corp.(1)	282,615	14,407,713
Sun Microsystems Inc.(1)	5,064,366	21,017,119
Unisys Corp.(1)	496,156	3,115,860

		605,223,788
COSMETICS & PERSONAL CARE—2.05%
Alberto-Culver Co.	109,541	5,336,838
Avon Products Inc.	651,956	20,210,636
Colgate-Palmolive Co.	745,765	44,671,323
Estee Lauder Companies Inc. (The) Class A	172,450	6,668,641
Procter & Gamble Co.	4,752,917	264,262,185

		341,149,623
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	250,297	10,427,373
Grainger (W.W.) Inc.	110,847	8,339,020

		18,766,393
DIVERSIFIED FINANCIAL SERVICES—8.23%
American Express Co.	1,786,769	95,091,846
Ameriprise Financial Inc.	354,172	15,820,863
Bear Stearns Companies Inc. (The)	174,660	24,466,373
Capital One Financial Corp.	439,126	37,523,317
CIT Group Inc.	289,166	15,120,490
Citigroup Inc.	7,200,388	347,346,717

Countrywide Financial Corp.	880,505	33,529,630
E*TRADE Financial Corp.(1)	618,015	14,103,102
Federal Home Loan Mortgage Corp.	1,001,238	57,080,578
Federal National Mortgage Association	1,402,455	67,458,085
Federated Investors Inc. Class B	122,174	3,848,481
Franklin Resources Inc.	221,926	19,265,396
Goldman Sachs Group Inc. (The)	625,652	94,116,830
Janus Capital Group Inc.	306,951	5,494,423
JP Morgan Chase & Co.	5,032,591	211,368,822
Legg Mason Inc.	191,064	19,014,689
Lehman Brothers Holdings Inc.	775,803	50,543,565
Merrill Lynch & Co. Inc.	1,338,081	93,076,914
Morgan Stanley	1,551,110	98,045,663
Rowe (T.) Price Group Inc.	385,040	14,558,362
Schwab (Charles) Corp. (The)	1,493,311	23,863,110
SLM Corp.	595,355	31,506,187

		1,372,243,443
ELECTRIC—3.12%
AES Corp. (The)(1)	954,782	17,615,728
Allegheny Energy Inc.(1)	236,055	8,750,559
Ameren Corp.	297,714	15,034,557
American Electric Power Co. Inc.	570,049	19,524,178
CenterPoint Energy Inc.	448,849	5,610,612
CMS Energy Corp.(1)	320,197	4,143,349
Consolidated Edison Inc.	356,394	15,838,149
Constellation Energy Group Inc.	259,406	14,142,815
Dominion Resources Inc.	503,623	37,665,964
DTE Energy Co.	257,404	10,486,639
Duke Energy Corp.	1,789,464	52,556,558
Edison International	471,555	18,390,645
Entergy Corp.	301,514	21,332,115
Exelon Corp.	968,651	55,048,436
FirstEnergy Corp.	477,397	25,879,691
FPL Group Inc.	585,534	24,229,397
PG&E Corp.	502,430	19,735,450
Pinnacle West Capital Corp.	143,540	5,728,681
PPL Corp.	551,928	17,827,274
Progress Energy Inc.	366,823	15,725,702
Public Service Enterprise Group Inc.	364,246	24,083,946
Southern Co. (The)	1,075,288	34,462,980
TECO Energy Inc.	302,140	4,513,972
TXU Corp.	670,068	40,063,366
Xcel Energy Inc.	587,340	11,265,181

		519,655,944
ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
American Power Conversion Corp.	246,070	4,795,904
Emerson Electric Co.	594,773	49,847,925
Molex Inc.	206,166	6,920,993

		61,564,822
ELECTRONICS—0.50%
Agilent Technologies Inc.(1)	617,092	19,475,424
Applera Corp.-Applied Biosystems Group	267,628	8,657,766
Fisher Scientific International Inc.(1)	179,893	13,141,184
Jabil Circuit Inc.	257,291	6,586,650
PerkinElmer Inc.	183,702	3,839,372
Sanmina-SCI Corp.(1)	768,843	3,536,678
Solectron Corp.(1)	1,326,349	4,536,114
Symbol Technologies Inc.	366,926	3,959,132
Tektronix Inc.	120,192	3,536,049
Thermo Electron Corp.(1)	236,799	8,581,596
Waters Corp.(1)	150,078	6,663,463

		82,513,428

ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp.	126,839	11,787,148

		11,787,148
ENTERTAINMENT—0.11%
International Game Technology Inc.	491,846	18,660,637

		18,660,637
ENVIRONMENTAL CONTROL—0.19%
Allied Waste Industries Inc.(1)(2)	349,584	3,971,274
Waste Management Inc.	789,906	28,341,827

		32,313,101
FOOD—1.47%
Campbell Soup Co.	268,250	9,954,757
ConAgra Foods Inc.	751,528	16,616,284
Dean Foods Co.(1)	196,430	7,305,232
General Mills Inc.	515,494	26,630,420
Heinz (H.J.) Co.	484,873	19,986,465
Hershey Co. (The)	257,409	14,175,514
Kellogg Co.	353,387	17,114,532
Kroger Co.	1,048,472	22,919,598
McCormick & Co. Inc. NVS	191,883	6,437,675
Safeway Inc.	652,862	16,974,412
Sara Lee Corp.	1,100,021	17,622,336
SUPERVALU Inc.	295,936	9,085,235
Sysco Corp.	896,355	27,392,609
Tyson Foods Inc. Class A	364,694	5,419,353
Whole Foods Market Inc.	203,019	13,123,148
Wrigley (William Jr.) Co.	321,052	14,562,919

		245,320,489
FOREST PRODUCTS & PAPER—0.43%
International Paper Co.	714,380	23,074,474
Louisiana-Pacific Corp.	153,819	3,368,636
MeadWestvaco Corp.	262,532	7,332,519
Plum Creek Timber Co. Inc.	267,171	9,484,570
Temple-Inland Inc.	160,381	6,875,533
Weyerhaeuser Co.	356,482	22,191,004

		72,326,736
GAS—0.24%
KeySpan Corp.	253,917	10,258,247
Nicor Inc.	64,149	2,662,183
NiSource Inc.	395,212	8,631,430
Peoples Energy Corp.	55,398	1,989,342
Sempra Energy	375,760	17,089,565

		40,630,767
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	110,159	9,304,029
Snap-On Inc.	84,589	3,419,087
Stanley Works (The)	102,534	4,841,655

		17,564,771
HEALTH CARE - PRODUCTS—3.08%
Bard (C.R.) Inc.	149,850	10,978,011
Bausch & Lomb Inc.	77,985	3,824,384
Baxter International Inc.	948,849	34,879,689
Becton, Dickinson & Co.	358,012	21,885,274

Biomet Inc.	356,669	11,160,173
Boston Scientific Corp.(1)	1,760,700	29,650,188
Johnson & Johnson	4,288,783	256,983,877
Medtronic Inc.	1,747,827	82,008,043
Patterson Companies Inc.(1)	200,575	7,006,085
St. Jude Medical Inc.(1)	520,229	16,865,824
Stryker Corp.	423,054	17,814,804
Zimmer Holdings Inc.(1)	359,384	20,384,260

		513,440,612
HEALTH CARE - SERVICES—1.68%
Aetna Inc.	821,637	32,807,965
Coventry Health Care Inc.(1)	232,069	12,749,871
HCA Inc.	591,351	25,516,796
Health Management Associates Inc. Class A	348,165	6,862,332
Humana Inc.(1)	238,542	12,809,705
Laboratory Corp. of America Holdings(1)	180,579	11,237,431
Manor Care Inc.	114,652	5,379,472
Quest Diagnostics Inc.	235,457	14,108,583
Tenet Healthcare Corp.(1)	680,583	4,750,469
UnitedHealth Group Inc.	1,950,543	87,345,316
WellPoint Inc.(1)	923,587	67,209,426

		280,777,366
HOME BUILDERS—0.25%
Centex Corp.	175,945	8,850,034
Horton (D.R.) Inc.	393,484	9,372,789
KB Home	109,324	5,012,505
Lennar Corp. Class A	201,782	8,953,067
Pulte Homes Inc.	308,408	8,879,066

		41,067,461
HOME FURNISHINGS—0.11%
Harman International Industries Inc.	96,761	8,260,487
Whirlpool Corp.	112,691	9,313,911

		17,574,398
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	159,135	9,239,378
Clorox Co. (The)	218,676	13,332,676
Fortune Brands Inc.	212,613	15,097,649
Kimberly-Clark Corp.	666,192	41,104,046

		78,773,749
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	400,779	10,352,122

		10,352,122
INSURANCE—4.85%
ACE Ltd.	470,945	23,825,108
AFLAC Inc.	722,560	33,490,656
Allstate Corp. (The)	920,629	50,386,025
Ambac Financial Group Inc.	153,374	12,438,631
American International Group Inc.	3,762,208	222,158,382
AON Corp.	461,818	16,080,503
Chubb Corp.	601,252	30,002,475
CIGNA Corp.	173,560	17,097,396
Cincinnati Financial Corp.	250,935	11,796,454
Genworth Financial Inc. Class A	528,680	18,419,211
Hartford Financial Services Group Inc. (The)	439,200	37,156,320
Lincoln National Corp.	415,838	23,469,897
Loews Corp.	588,426	20,859,702
Marsh & McLennan Companies Inc.	795,513	21,391,345

MBIA Inc.	195,180	11,427,789
MetLife Inc.	1,099,261	56,293,156
MGIC Investment Corp.	126,837	8,244,405
Principal Financial Group Inc.	401,364	22,335,907
Progressive Corp. (The)	1,133,895	29,152,440
Prudential Financial Inc.	712,890	55,391,553
SAFECO Corp.	172,780	9,736,153
St. Paul Travelers Companies Inc.	1,008,879	44,975,826
Torchmark Corp.	145,468	8,832,817
UNUMProvident Corp.	431,959	7,831,417
XL Capital Ltd. Class A	261,445	16,026,579

		808,820,147
INTERNET—1.74%
Amazon.com Inc.(1)	448,387	17,343,609
eBay Inc.(1)	1,675,471	49,074,546
Google Inc. Class A(1)	298,495	125,167,908
Monster Worldwide Inc.(1)	185,595	7,917,483
Symantec Corp.(1)	1,499,984	23,309,751
VeriSign Inc.(1)	353,769	8,196,828
Yahoo! Inc.(1)	1,816,724	59,951,892

		290,962,017
IRON & STEEL—0.28%
Allegheny Technologies Inc.	126,173	8,736,219
Nucor Corp.	451,270	24,481,398
United States Steel Corp.	180,816	12,678,818

		45,896,435
LEISURE TIME—0.34%
Brunswick Corp.	137,522	4,572,607
Carnival Corp.	629,418	26,271,907
Harley-Davidson Inc.	387,475	21,268,503
Sabre Holdings Corp.	191,233	4,207,126

		56,320,143
LODGING—0.42%
Harrah’s Entertainment Inc.	267,342	19,029,404
Hilton Hotels Corp.	479,318	13,555,113
Marriott International Inc. Class A	474,246	18,078,258
Starwood Hotels & Resorts Worldwide Inc.	314,273	18,963,233

		69,626,008
MACHINERY—0.76%
Caterpillar Inc.	970,259	72,264,890
Cummins Inc.	67,231	8,218,990
Deere & Co.	339,056	28,307,785
Rockwell Automation Inc.	257,467	18,540,199

		127,331,864
MANUFACTURING—5.36%
Cooper Industries Ltd.	133,867	12,438,922
Danaher Corp.	341,905	21,991,330
Dover Corp.	295,517	14,607,405
Eastman Kodak Co.	415,766	9,886,915
Eaton Corp.	217,803	16,422,346
General Electric Co.	15,061,103	496,413,955
Honeywell International Inc.	1,199,683	48,347,225
Illinois Tool Works Inc.	600,177	28,508,408
Ingersoll-Rand Co. Class A	476,177	20,370,852
ITT Industries Inc.	268,342	13,282,929
Leggett & Platt Inc.	263,933	6,593,046
Pall Corp.	180,838	5,063,464

Parker Hannifin Corp.	174,391	13,532,742
Textron Inc.	187,302	17,265,498
3M Co.	1,091,759	88,181,374
Tyco International Ltd.	2,949,057	81,099,068

		894,005,479
MEDIA—3.25%
CBS Corp. Class B	1,119,431	30,280,609
Clear Channel Communications Inc.	729,285	22,571,371
Comcast Corp. Class A(1)	3,059,702	100,174,643
Dow Jones & Co. Inc.	85,319	2,987,018
Gannett Co. Inc.	344,608	19,273,925
McClatchy Co. (The) Class A	1	32
McGraw-Hill Companies Inc. (The)	518,462	26,042,346
Meredith Corp.	60,756	3,009,852
New York Times Co. Class A	210,162	5,157,375
News Corp. Class A	3,427,445	65,738,395
Scripps (E.W.) Co. Class A	123,141	5,312,303
Time Warner Inc.	6,201,334	107,283,078
Tribune Co.	317,211	10,287,153
Univision Communications Inc. Class A(1)	323,636	10,841,806
Viacom Inc. Class B(1)	1,044,834	37,446,851
Walt Disney Co. (The)	3,178,418	95,352,540

		541,759,297
MINING—0.69%
Alcoa Inc.	1,260,827	40,800,362
Freeport-McMoRan Copper & Gold Inc.	273,156	15,135,574
Newmont Mining Corp.	650,489	34,430,383
Phelps Dodge Corp.	295,212	24,254,618

		114,620,937
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	321,702	13,286,293
Xerox Corp.(1)	1,323,244	18,406,324

		31,692,617
OIL & GAS—8.22%
Anadarko Petroleum Corp.	664,420	31,686,190
Apache Corp.	478,703	32,671,480
Chesapeake Energy Corp.	596,982	18,058,706
Chevron Corp.	3,210,465	199,241,458
ConocoPhillips	2,390,776	156,667,551
Devon Energy Corp.	637,571	38,515,664
EOG Resources Inc.	351,130	24,347,354
Exxon Mobil Corp.	8,763,325	537,629,989
Hess Corp.	349,694	18,481,328
Kerr-McGee Corp.	328,985	22,815,110
Marathon Oil Corp.	525,158	43,745,661
Murphy Oil Corp.	240,638	13,442,039
Nabors Industries Ltd.(1)	446,275	15,079,632
Noble Corp.	199,704	14,861,972
Occidental Petroleum Corp.	620,534	63,635,762
Rowan Companies Inc.	159,488	5,676,178
Sunoco Inc.	191,962	13,301,047
Transocean Inc.(1)	470,810	37,815,459
Valero Energy Corp.	891,760	59,319,875
XTO Energy Inc.	527,137	23,336,355

		1,370,328,810
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	493,778	40,415,729
BJ Services Co.	465,949	17,361,260

Halliburton Co.	747,949	55,505,295
National Oilwell Varco Inc.(1)	253,706	16,064,664
Schlumberger Ltd.	1,708,690	111,252,806
Weatherford International Ltd.(1)	504,827	25,049,516

		265,649,270
PACKAGING & CONTAINERS—0.13%
Ball Corp.	150,917	5,589,966
Bemis Co. Inc.	152,720	4,676,286
Pactiv Corp.(1)	204,737	5,067,241
Sealed Air Corp.	117,773	6,133,618

		21,467,111
PHARMACEUTICALS—5.93%
Abbott Laboratories	2,210,114	96,383,072
Allergan Inc.	221,108	23,716,044
AmerisourceBergen Corp.	304,165	12,750,597
Barr Pharmaceuticals Inc.(1)	153,325	7,312,069
Bristol-Myers Squibb Co.	2,847,143	73,627,118
Cardinal Health Inc.	605,222	38,933,931
Caremark Rx Inc.	641,077	31,970,510
Express Scripts Inc.(1)	213,152	15,291,524
Forest Laboratories Inc.(1)	471,684	18,249,454
Gilead Sciences Inc.(1)	659,324	39,005,608
Hospira Inc.(1)	226,430	9,722,904
King Pharmaceuticals Inc.(1)	350,343	5,955,831
Lilly (Eli) & Co.	1,636,554	90,452,340
Medco Health Solutions Inc.(1)	437,143	25,039,551
Merck & Co. Inc.	3,160,816	115,148,527
Mylan Laboratories Inc.	304,796	6,095,920
Pfizer Inc.	10,613,076	249,088,894
Schering-Plough Corp.	2,146,107	40,840,416
Watson Pharmaceuticals Inc.(1)	147,433	3,432,240
Wyeth	1,949,024	86,556,156

		989,572,706
PIPELINES—0.32%
Dynegy Inc. Class A(1)	534,722	2,924,929
El Paso Corp.	1,007,133	15,106,995
Kinder Morgan Inc.	151,067	15,090,083
Williams Companies Inc.	861,166	20,116,838

		53,238,845
REAL ESTATE INVESTMENT TRUSTS—0.90%
Apartment Investment & Management Co. Class A	140,812	6,118,281
Archstone-Smith Trust	309,936	15,766,444
Boston Properties Inc.	132,311	11,960,914
Equity Office Properties Trust	527,826	19,270,927
Equity Residential	421,400	18,849,222
Kimco Realty Corp.	306,195	11,173,056
ProLogis	354,396	18,471,120
Public Storage Inc.	119,604	9,077,944
Simon Property Group Inc.	265,414	22,013,437
Vornado Realty Trust	172,458	16,823,278

		149,524,623
RETAIL—5.90%
AutoNation Inc.(1)(2)	214,539	4,599,716
AutoZone Inc.(1)	77,556	6,840,439
Bed Bath & Beyond Inc.(1)	409,194	13,572,965
Best Buy Co. Inc.	582,220	31,928,945
Big Lots Inc.(1)	164,631	2,811,897
Circuit City Stores Inc.	218,356	5,943,650

Costco Wholesale Corp.	682,844	39,010,878
CVS Corp.	1,185,942	36,408,419
Darden Restaurants Inc.	186,942	7,365,515
Dillard’s Inc. Class A	88,999	2,834,618
Dollar General Corp.	452,044	6,319,575
Family Dollar Stores Inc.	224,726	5,490,056
Federated Department Stores Inc.	801,696	29,342,074
Gap Inc. (The)	797,123	13,869,940
Home Depot Inc.	2,993,406	107,134,001
Kohl’s Corp.(1)	493,313	29,164,665
Limited Brands Inc.	497,210	12,723,604
Lowe’s Companies Inc.	1,124,078	68,197,812
McDonald’s Corp.	1,805,462	60,663,523
Nordstrom Inc.	312,128	11,392,672
Office Depot Inc.(1)	416,956	15,844,328
OfficeMax Inc.	102,768	4,187,796
Penney (J.C.) Co. Inc.	340,063	22,957,653
RadioShack Corp.	195,364	2,735,096
Sears Holdings Corp.(1)	140,553	21,763,227
Staples Inc.	1,054,780	25,652,250
Starbucks Corp.(1)	1,112,131	41,994,067
Target Corp.	1,251,002	61,136,468
Tiffany & Co.	203,948	6,734,363
TJX Companies Inc.	662,395	15,142,350
Walgreen Co.	1,463,641	65,629,662
Wal-Mart Stores Inc.	3,621,534	174,449,293
Wendy’s International Inc.	168,859	9,842,791
Yum! Brands Inc.	392,228	19,717,302

		983,401,610
SAVINGS & LOANS—0.61%
Golden West Financial Corp.	371,164	27,540,369
Sovereign Bancorp Inc.	545,416	11,077,389
Washington Mutual Inc.	1,392,050	63,449,639

		102,067,397
SEMICONDUCTORS—2.74%
Advanced Micro Devices Inc.(1)	702,247	17,148,872
Altera Corp.(1)	520,803	9,140,093
Analog Devices Inc.	523,392	16,821,819
Applied Materials Inc.	2,265,907	36,888,966
Broadcom Corp. Class A(1)	663,116	19,926,636
Freescale Semiconductor Inc. Class B(1)	588,057	17,288,876
Intel Corp.	8,425,277	159,658,999
KLA-Tencor Corp.	288,801	12,005,458
Linear Technology Corp.	440,066	14,737,810
LSI Logic Corp.(1)	572,387	5,122,864
Maxim Integrated Products Inc.	464,055	14,900,806
Micron Technology Inc.(1)	1,050,951	15,827,322
National Semiconductor Corp.	488,486	11,650,391
Novellus Systems Inc.(1)	178,356	4,405,393
NVIDIA Corp.(1)	510,587	10,870,397
PMC-Sierra Inc.(1)	299,733	2,817,490
QLogic Corp.(1)	234,033	4,034,729
Teradyne Inc.(1)	287,314	4,002,284
Texas Instruments Inc.	2,257,453	68,378,251
Xilinx Inc.	496,937	11,255,623

		456,883,079
SOFTWARE—3.58%
Adobe Systems Inc.(1)	867,633	26,341,338
Autodesk Inc.(1)	335,725	11,569,084
Automatic Data Processing Inc.	835,184	37,875,594

BMC Software Inc.(1)	307,922	7,359,336
CA Inc.	660,388	13,570,973
Citrix Systems Inc.(1)	263,665	10,583,513
Compuware Corp.(1)	547,513	3,668,337
Electronic Arts Inc.(1)	442,946	19,064,396
First Data Corp.	1,109,300	49,962,872
Fiserv Inc.(1)	254,644	11,550,652
IMS Health Inc.	288,258	7,739,727
Intuit Inc.(1)	247,602	14,952,685
Microsoft Corp.	12,706,951	296,071,958
Novell Inc.(1)	491,902	3,261,310
Oracle Corp.(1)	5,639,157	81,711,385
Parametric Technology Corp.(1)	160,471	2,039,586

		597,322,746
TELECOMMUNICATIONS—6.10%
ADC Telecommunications Inc.(1)	169,920	2,864,851
Alltel Corp.	563,859	35,991,120
Andrew Corp.(1)	230,216	2,039,714
AT&T Inc.	5,631,315	157,057,375
Avaya Inc.(1)	595,964	6,805,909
BellSouth Corp.	2,619,402	94,822,352
CenturyTel Inc.	167,997	6,241,089
CIENA Corp.(1)	844,809	4,063,531
Cisco Systems Inc.(1)	8,842,036	172,684,963
Citizens Communications Co.	471,269	6,150,060
Comverse Technology Inc.(1)	292,241	5,777,605
Corning Inc.(1)	2,256,895	54,594,290
Embarq Corp.(1)	215,069	8,815,678
JDS Uniphase Corp.(1)	2,430,205	6,148,419
Juniper Networks Inc.(1)	819,934	13,110,745
Lucent Technologies Inc.(1)	6,496,144	15,720,668
Motorola Inc.	3,578,734	72,111,490
QUALCOMM Inc.	2,427,351	97,263,955
Qwest Communications International Inc.(1)	2,270,450	18,367,941
Sprint Nextel Corp.	4,313,801	86,232,882
Tellabs Inc.(1)	648,537	8,632,027
Verizon Communications Inc.	4,225,180	141,501,278

		1,016,997,942
TEXTILES—0.05%
Cintas Corp.	199,293	7,923,890

		7,923,890
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	249,690	4,521,886
Mattel Inc.	562,751	9,291,019

		13,812,905
TRANSPORTATION—1.91%
Burlington Northern Santa Fe Corp.	528,384	41,874,432
CSX Corp.	320,756	22,594,053
FedEx Corp.	442,114	51,665,442
Norfolk Southern Corp.	600,928	31,981,388
Ryder System Inc.	88,206	5,153,877
Union Pacific Corp.	389,736	36,229,859
United Parcel Service Inc. Class B	1,570,910	129,333,020

		318,832,071

TOTAL COMMON STOCKS
(Cost: $16,075,077,864)		16,651,871,396

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.27%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$32,742	32,742
Fortis Bank NY
4.43%, 07/20/06	81,818	81,818
Societe Generale
5.33%, 12/08/06	327,421	327,421
Toronto-Dominion Bank
3.94%, 07/10/06	163,710	163,710
Washington Mutual Bank
5.28%, 08/07/06	163,710	163,710
Wells Fargo Bank N.A.
4.78%, 12/05/06	261,936	261,936

		1,031,337
COMMERCIAL PAPER(3)—0.05%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	914,086	908,948
ASAP Funding Ltd.
5.21%, 08/08/06(4)	157,162	156,343
Barton Capital Corp.
5.29%, 08/01/06(4)	312,978	311,644
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	124,420	124,127
CC USA Inc.
5.03%, 10/24/06(4)	65,484	64,450
Chariot Funding LLC
5.30%, 07/28/06(4)	246,662	245,754
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	718,246	718,043
Curzon Funding LLC
5.30%, 07/31/06(4)	327,421	326,071
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	241,545	235,906
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	693,064	690,634
Five Finance Inc.
5.19%, 12/01/06(4)	147,339	144,132
General Electric Capital Services Inc.
5.22%, 12/11/06	32,742	31,978
Govco Inc.
5.22%, 08/03/06(4)	327,421	325,949
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	111,323	109,598
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	81,855	81,566
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	301,161	300,416
Landale Funding LLC
5.30%, 08/15/06(4)	360,163	357,883
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	506,945	503,089
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	330,695	329,725
Prudential Funding LLC
5.22%, 07/31/06	163,710	163,046

Ranger Funding Co. LLC
5.24%, 07/20/06(4)	327,421	326,610
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	383,635	383,418
Scaldis Capital LLC
5.30%, 07/25/06(4)	204,661	203,998
Sydney Capital Corp.
5.10%, 07/07/06(4)	358,165	357,962
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	400,203	399,213

		7,800,503
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	81,855	81,855
Dorada Finance Inc.
3.93%, 07/07/06(4)	101,500	101,500
K2 USA LLC
3.94%, 07/07/06(4)	196,452	196,452
Marshall & Ilsley Bank
5.18%, 12/15/06	327,421	327,930
Sigma Finance Inc.
5.13%, 03/30/07(4)	114,597	114,597
US Bank N.A.
2.85%, 11/15/06	65,484	65,038

		887,372
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	8,726,618	8,726,618

		8,726,618
REPURCHASE AGREEMENTS(3)—0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $655,133 (collateralized by non-U.S. Government debt securities, value $675,417, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$654,841	654,841
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $491,351 (collateralized by non-U.S. Government debt securities, value $540,997, 2.12% to 6.47%, 11/25/34 to 12/25/42).	491,131	491,131
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $655,133 (collateralized by non-U.S. Government debt securities, value $672,613, 5.36% to 6.00%, 12/25/35 to 12/25/42).	654,841	654,841
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $818,917 (collateralized by non-U.S. Government debt securities, value $916,061, 0.00% to 10.00%, 6/1/28 to 12/15/35).	818,551	818,551

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $196,541 (collateralized by non-U.S. Government debt securities, value $222,392, 0.00% to 10.00%, 9/10/34 to 5/9/36).	196,452	196,452
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $327,567 (collateralized by non-U.S. Government debt securities, value $334,430, 5.22% to 5.42%, 7/3/06).	327,421	327,421
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $524,111 (collateralized by non-U.S. Government debt securities, value $550,826, 0.00% to 10.00%, 1/1/10 to 6/6/16).	523,873	523,873
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $327,567 (collateralized by non-U.S. Government debt securities, value $337,715, 6.38% to 8.49%, 1/7/09 to 2/23/36).	327,421	327,421
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $327,567 (collateralized by non-U.S. Government debt securities, value $337,720, 0.07% to 7.75%, 2/22/11 to 12/15/45).	327,421	327,421
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $655,133 (collateralized by non-U.S. Government debt securities, value $688,539, 0.00% to 8.57%, 6/25/23 to 4/25/46).	654,841	654,841
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $327,567 (collateralized by non-U.S. Government debt securities, value $344,564, 3.79% to 7.22%, 5/15/07 to 3/15/42).	327,421	327,421
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $114,649 (collateralized by non-U.S. Government debt securities, value $121,313, 0.00% to 10.00%, 7/3/06 to 6/30/36).	114,597	114,597
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $241,086 (collateralized by non-U.S. Government debt securities, value $242,626, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	229,194	229,194
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $655,135 (collateralized by non-U.S. Government debt securities, value $688,532, 0.00% to 10.00%, 1/1/10 to 5/6/16).	654,841	654,841

		6,302,846
TIME DEPOSITS(3)—0.02%
ABN Amro Bank NV
5.30%, 07/03/06	327,421	327,421
KBC Bank NV
5.32%, 07/03/06	982,262	982,262
Societe Generale
5.32%, 07/03/06	818,551	818,551
UBS AG
5.25%-5.34%, 07/03/06	943,983	943,983

		3,072,217

VARIABLE & FLOATING RATE NOTES(3)—0.10%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	838,197	838,314
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	245,565	245,564
American Express Centurion Bank
5.34%, 07/19/07	360,163	360,593
American Express Credit Corp.
5.23%, 07/05/07	98,226	98,291
ASIF Global Financing
5.17%, 05/03/07(4)	32,742	32,757
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	212,823	212,823
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	556,615	556,612
BMW US Capital LLC
5.20%, 07/13/07(4)	327,421	327,421
BNP Paribas
5.14%, 05/18/07(4)	605,728	605,728
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	239,017	239,017
Commodore CDO Ltd.
5.38%, 06/12/07(4)	81,855	81,855
Credit Agricole SA
5.31%, 07/23/07	327,421	327,421
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	327,421	327,420
DEPFA Bank PLC
5.37%, 06/15/07	327,421	327,421
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	376,534	376,564
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	327,421	327,421
Fifth Third Bancorp
5.28%, 06/22/07(4)	654,841	654,841
First Tennessee Bank N.A.
5.21%, 08/25/06	98,226	98,227
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	245,565	245,543
General Electric Capital Corp.
5.25%, 04/09/07	147,339	147,419
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	491,131	491,223
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	327,421	327,421
JP Morgan Chase & Co.
5.12%, 07/02/07	245,565	245,565
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	491,131	491,117
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	342,161	342,161
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	409,276	409,143
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	360,163	360,131
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	159,123	159,123
Marshall & Ilsley Bank
5.18%, 07/13/07	180,081	180,081
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	491,131	491,131
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	41,255	41,269

Mound Financing PLC
5.11%, 05/08/07(4)	307,775	307,775
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	327,421	327,401
National City Bank of Indiana
5.17%, 05/21/07	163,710	163,722
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	884,035	884,061
Newcastle Ltd.
5.34%, 04/24/07(4)	115,416	115,388
Northern Rock PLC
5.17%, 05/03/07(4)	392,905	392,914
Principal Life Global Funding I
5.63%, 02/08/07	147,339	147,755
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	245,565	245,552
Sigma Finance Inc.
5.51%, 06/18/07(4)	268,485	268,485
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	327,421	327,421
Strips III LLC
5.37%, 07/24/06(4)	76,540	76,540
SunTrust Bank
5.08%, 05/01/07	327,421	327,437
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	618,825	618,759
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	458,389	458,389
US Bank N.A.
5.28%, 09/29/06	147,339	147,330
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	524,135	524,135
Wachovia Bank N.A.
5.36%, 05/22/07	654,841	654,841
Wells Fargo & Co.
5.19%, 07/13/07(4)	163,710	163,721
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	294,678	294,675
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	323,819	322,754
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	110,583	110,583

		16,849,255

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,670,148)		44,670,148

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $16,119,748,012)		16,696,541,544
Other Assets, Less Liabilities—(0.11)%		(19,073,057)

NET ASSETS—100.00%		$16,677,468,487

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.29%
Interpublic Group of Companies Inc.(1)	92,049	$768,609
Omnicom Group Inc.	99,774	8,888,866

		9,657,475
AEROSPACE & DEFENSE—1.24%
Boeing Co. (The)	182,343	14,935,715
General Dynamics Corp.	236,047	15,451,637
L-3 Communications Holdings Inc.	71,367	5,382,499
Rockwell Collins Inc.	100,072	5,591,023

		41,360,874
AGRICULTURE—1.95%
Altria Group Inc.	756,955	55,583,206
Monsanto Co.	58,576	4,931,513
UST Inc.	93,883	4,242,573

		64,757,292
AIRLINES—0.09%
Southwest Airlines Co.	182,088	2,980,781

		2,980,781
APPAREL—0.54%
Coach Inc.(1)	225,343	6,737,756
Liz Claiborne Inc.	61,444	2,277,115
Nike Inc. Class B	110,307	8,934,867

		17,949,738
AUTO PARTS & EQUIPMENT—0.03%
Goodyear Tire & Rubber Co. (The)(1)	103,436	1,148,140

		1,148,140
BANKS—1.88%
Bank of America Corp.	613,708	29,519,355
Commerce Bancorp Inc.	107,439	3,832,349
Fifth Third Bancorp	172,776	6,384,073
M&T Bank Corp.	23,177	2,733,032
Marshall & Ilsley Corp.	61,859	2,829,431
Mellon Financial Corp.	94,450	3,251,913
Northern Trust Corp.	50,889	2,814,162
State Street Corp.	110,934	6,444,156
Synovus Financial Corp.	96,123	2,574,174
Zions Bancorporation	26,633	2,075,776

		62,458,421
BEVERAGES—3.33%
Anheuser-Busch Companies Inc.	451,874	20,600,936
Brown-Forman Corp. Class B	31,105	2,222,452
Coca-Cola Co. (The)	659,102	28,354,568
Pepsi Bottling Group Inc.	46,633	1,499,251
PepsiCo Inc.	966,184	58,009,687

		110,686,894

BIOTECHNOLOGY—1.83%
Amgen Inc.(1)	689,473	44,974,324
Biogen Idec Inc.(1)	90,487	4,192,263
Genzyme Corp.(1)	93,026	5,679,237
MedImmune Inc.(1)	145,520	3,943,592
Millipore Corp.(1)	31,021	1,954,013

		60,743,429
BUILDING MATERIALS—0.15%
American Standard Companies Inc.	60,860	2,633,412
Vulcan Materials Co.	29,923	2,333,994

		4,967,406
CHEMICALS—0.45%
Ecolab Inc.	106,540	4,323,393
International Flavors & Fragrances Inc.	29,155	1,027,422
Praxair Inc.	101,871	5,501,034
Sherwin-Williams Co. (The)	28,522	1,354,225
Sigma-Aldrich Corp.	39,074	2,838,335

		15,044,409
COAL—0.07%
CONSOL Energy Inc.	49,240	2,300,493

		2,300,493
COMMERCIAL SERVICES—1.05%
Apollo Group Inc. Class A(1)	81,695	4,221,181
Block (H & R) Inc.	192,535	4,593,885
Cendant Corp.	584,946	9,528,770
Convergys Corp.(1)	34,200	666,900
Equifax Inc.	74,915	2,572,581
Moody’s Corp.	65,874	3,587,498
Paychex Inc.	195,234	7,610,221
Robert Half International Inc.	53,127	2,231,334

		35,012,370
COMPUTERS—4.38%
Affiliated Computer Services Inc. Class A(1)	69,316	3,577,399
Apple Computer Inc.(1)	258,611	14,771,860
Dell Inc.(1)	1,328,221	32,421,875
EMC Corp.(1)	636,139	6,978,445
International Business Machines Corp.	906,484	69,636,101
Lexmark International Inc.(1)	61,619	3,440,189
NCR Corp.(1)	39,362	1,442,224
Network Appliance Inc.(1)	218,735	7,721,345
SanDisk Corp.(1)	114,158	5,819,775

		145,809,213
COSMETICS & PERSONAL CARE—4.00%
Alberto-Culver Co.	27,949	1,361,675
Avon Products Inc.	168,507	5,223,717
Colgate-Palmolive Co.	300,944	18,026,546
Estee Lauder Companies Inc. (The) Class A	48,754	1,885,317
Procter & Gamble Co.	1,918,579	106,672,992

		133,170,247
DISTRIBUTION & WHOLESALE—0.04%
Grainger (W.W.) Inc.	16,983	1,277,631

		1,277,631

DIVERSIFIED FINANCIAL SERVICES—4.68%
American Express Co.	721,413	38,393,600
Ameriprise Financial Inc.	91,498	4,087,216
Capital One Financial Corp.	177,203	15,141,996
Countrywide Financial Corp.	355,266	13,528,529
E*TRADE Financial Corp.(1)	151,997	3,468,572
Federal Home Loan Mortgage Corp.	404,034	23,033,978
Federal National Mortgage Association	282,989	13,611,771
Federated Investors Inc. Class B	49,233	1,550,839
Franklin Resources Inc.	51,149	4,440,245
Janus Capital Group Inc.	123,871	2,217,291
Legg Mason Inc.	77,272	7,690,109
Lehman Brothers Holdings Inc.	118,759	7,737,149
Rowe (T.) Price Group Inc.	90,171	3,409,365
Schwab (Charles) Corp. (The)	301,634	4,820,111
SLM Corp.	240,264	12,714,771

		155,845,542
ELECTRIC—0.78%
AES Corp. (The)(1)	193,103	3,562,750
Edison International	91,391	3,564,249
Exelon Corp.	234,538	13,328,795
TXU Corp.	94,657	5,659,542

		26,115,336
ELECTRICAL COMPONENTS & EQUIPMENT—0.06%
American Power Conversion Corp.	50,221	978,807
Molex Inc.	33,304	1,118,015

		2,096,822
ELECTRONICS—0.52%
Agilent Technologies Inc.(1)	86,936	2,743,700
Applera Corp.-Applied Biosystems Group	67,232	2,174,955
Fisher Scientific International Inc.(1)	72,643	5,306,571
Jabil Circuit Inc.	104,008	2,662,605
Tektronix Inc.	17,713	521,116
Thermo Electron Corp.(1)	34,034	1,233,392
Waters Corp.(1)	60,496	2,686,022

		17,328,361
ENTERTAINMENT—0.23%
International Game Technology Inc.	198,523	7,531,963

		7,531,963
ENVIRONMENTAL CONTROL—0.18%
Waste Management Inc.	165,263	5,929,636

		5,929,636
FOOD—1.92%
Campbell Soup Co.	108,392	4,022,427
Dean Foods Co.(1)	41,174	1,531,261
General Mills Inc.	207,981	10,744,298
Heinz (H.J.) Co.	86,154	3,551,268
Hershey Co. (The)	66,497	3,661,990
Kellogg Co.	142,623	6,907,232
Kroger Co.	228,955	5,004,956
McCormick & Co. Inc. NVS	77,498	2,600,058
Sara Lee Corp.	231,010	3,700,780
Sysco Corp.	361,472	11,046,584
Whole Foods Market Inc.	81,965	5,298,218
Wrigley (William Jr.) Co.	129,647	5,880,788

		63,949,860

FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.	43,094	1,529,837

		1,529,837
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	44,178	3,731,274

		3,731,274
HEALTH CARE - PRODUCTS—6.05%
Bard (C.R.) Inc.	60,421	4,426,442
Bausch & Lomb Inc.	14,181	695,436
Baxter International Inc.	248,594	9,138,315
Becton, Dickinson & Co.	144,431	8,829,067
Biomet Inc.	143,932	4,503,632
Boston Scientific Corp.(1)	710,496	11,964,753
Johnson & Johnson	1,731,231	103,735,362
Medtronic Inc.	705,737	33,113,180
Patterson Companies Inc.(1)	81,021	2,830,064
St. Jude Medical Inc.(1)	211,111	6,844,219
Stryker Corp.	170,784	7,191,714
Zimmer Holdings Inc.(1)	144,938	8,220,883

		201,493,067
HEALTH CARE - SERVICES—2.14%
Aetna Inc.	129,248	5,160,873
Coventry Health Care Inc.(1)	93,688	5,147,219
HCA Inc.	126,348	5,451,916
Health Management Associates Inc. Class A	140,637	2,771,955
Humana Inc.(1)	96,317	5,172,223
Laboratory Corp. of America Holdings(1)	72,821	4,531,651
Manor Care Inc.	46,217	2,168,502
Quest Diagnostics Inc.	95,068	5,696,475
UnitedHealth Group Inc.	787,586	35,268,101

		71,368,915
HOME BUILDERS—0.36%
Centex Corp.	71,006	3,571,602
Horton (D.R.) Inc.	158,845	3,783,688
KB Home	23,710	1,087,103
Lennar Corp. Class A	81,499	3,616,111

		12,058,504
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	39,110	3,338,821

		3,338,821
HOUSEHOLD PRODUCTS & WARES—0.61%
Clorox Co. (The)	88,293	5,383,224
Fortune Brands Inc.	85,884	6,098,623
Kimberly-Clark Corp.	145,114	8,953,534

		20,435,381
INSURANCE—3.22%
AFLAC Inc.	186,884	8,662,073
Ambac Financial Group Inc.	61,987	5,027,146
American International Group Inc.	880,848	52,014,074
CIGNA Corp.	36,434	3,589,113
Cincinnati Financial Corp.	43,746	2,056,499
Marsh & McLennan Companies Inc.	180,034	4,841,114
MBIA Inc.	37,596	2,201,246
MGIC Investment Corp.	51,135	3,323,775
Progressive Corp. (The)	457,580	11,764,382
Prudential Financial Inc.	152,486	11,848,162
Torchmark Corp.	30,047	1,824,454

		107,152,038

INTERNET—3.47%
Amazon.com Inc.(1)	181,068	7,003,710
eBay Inc.(1)	676,104	19,803,086
Google Inc. Class A(1)	120,505	50,531,362
Monster Worldwide Inc.(1)	28,085	1,198,106
Symantec Corp.(1)	605,335	9,406,906
VeriSign Inc.(1)	142,931	3,311,711
Yahoo! Inc.(1)	733,133	24,193,389

		115,448,270
IRON & STEEL—0.03%
Allegheny Technologies Inc.	15,143	1,048,501

		1,048,501
LEISURE TIME—0.46%
Carnival Corp.	157,338	6,567,288
Harley-Davidson Inc.	157,114	8,623,987

		15,191,275
LODGING—0.56%
Harrah’s Entertainment Inc.	70,268	5,001,676
Hilton Hotels Corp.	90,518	2,559,849
Marriott International Inc. Class A	87,914	3,351,282
Starwood Hotels & Resorts Worldwide Inc.	127,173	7,673,619

		18,586,426
MACHINERY—0.10%
Rockwell Automation Inc.	44,541	3,207,397

		3,207,397
MANUFACTURING—4.16%
Danaher Corp.	137,961	8,873,652
General Electric Co.	2,918,237	96,185,092
Illinois Tool Works Inc.	116,340	5,526,150
ITT Industries Inc.	107,965	5,344,267
Pall Corp.	37,438	1,048,264
3M Co.	264,506	21,364,150

		138,341,575
MEDIA—1.86%
CBS Corp. Class B	203,203	5,496,641
Clear Channel Communications Inc.	294,316	9,109,080
Dow Jones & Co. Inc.	34,497	1,207,740
Gannett Co. Inc.	80,704	4,513,775
McClatchy Co. (The) Class A	1	21
McGraw-Hill Companies Inc. (The)	121,373	6,096,566
Meredith Corp.	13,479	667,750
New York Times Co. Class A	52,605	1,290,927
Scripps (E.W.) Co. Class A	28,342	1,222,674
Time Warner Inc.	1,352,071	23,390,828
Univision Communications Inc. Class A(1)	130,677	4,377,679
Viacom Inc. Class B(1)	122,170	4,378,573

		61,752,254
MINING—0.37%
Freeport-McMoRan Copper & Gold Inc.	55,030	3,049,212
Newmont Mining Corp.	175,638	9,296,519

		12,345,731

OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	77,923	3,218,220

		3,218,220
OIL & GAS—9.71%
Anadarko Petroleum Corp.	268,126	12,786,929
Apache Corp.	193,089	13,178,324
Chesapeake Energy Corp.	240,963	7,289,131
Chevron Corp.	738,714	45,844,591
Devon Energy Corp.	257,284	15,542,526
EOG Resources Inc.	142,055	9,850,094
Exxon Mobil Corp.	2,263,964	138,894,191
Hess Corp.	93,157	4,923,347
Kerr-McGee Corp.	66,408	4,605,395
Murphy Oil Corp.	48,243	2,694,854
Nabors Industries Ltd.(1)	181,551	6,134,608
Noble Corp.	52,488	3,906,157
Occidental Petroleum Corp.	165,286	16,950,079
Rowan Companies Inc.	30,669	1,091,510
Transocean Inc.(1)	73,959	5,940,387
Valero Energy Corp.	359,872	23,938,685
XTO Energy Inc.	213,228	9,439,604

		323,010,412
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	129,521	10,601,294
BJ Services Co.	187,545	6,987,927
Halliburton Co.	105,612	7,837,467
National Oilwell Varco Inc.(1)	61,271	3,879,680
Schlumberger Ltd.	275,970	17,968,407
Weatherford International Ltd.(1)	116,196	5,765,646

		53,040,421
PACKAGING & CONTAINERS—0.10%
Ball Corp.	60,939	2,257,181
Pactiv Corp.(1)	44,961	1,112,785

		3,369,966
PHARMACEUTICALS—10.13%
Abbott Laboratories	553,289	24,128,933
Allergan Inc.	89,171	9,564,481
AmerisourceBergen Corp.	122,824	5,148,782
Barr Pharmaceuticals Inc.(1)	62,275	2,969,895
Bristol-Myers Squibb Co.	482,799	12,485,182
Cardinal Health Inc.	244,235	15,711,638
Caremark Rx Inc.	258,717	12,902,217
Express Scripts Inc.(1)	86,052	6,173,370
Forest Laboratories Inc.(1)	190,458	7,368,820
Gilead Sciences Inc.(1)	266,072	15,740,820
Hospira Inc.(1)	91,386	3,924,115
King Pharmaceuticals Inc.(1)	141,477	2,405,109
Lilly (Eli) & Co.	660,783	36,521,476
Medco Health Solutions Inc.(1)	93,520	5,356,826
Merck & Co. Inc.	574,275	20,920,838
Mylan Laboratories Inc.	123,032	2,460,640
Pfizer Inc.	4,284,128	100,548,484
Schering-Plough Corp.	866,024	16,480,437
Watson Pharmaceuticals Inc.(1)	59,391	1,382,622
Wyeth	786,971	34,949,382

		337,144,067
PIPELINES—0.07%
Kinder Morgan Inc.	24,348	2,432,122

		2,432,122

REAL ESTATE INVESTMENT TRUSTS—0.40%
Boston Properties Inc.	19,700	1,780,880
ProLogis	53,145	2,769,917
Public Storage Inc.	20,771	1,576,519
Simon Property Group Inc.	42,862	3,554,974
Vornado Realty Trust	36,065	3,518,141

		13,200,431
RETAIL—9.17%
AutoZone Inc.(1)	31,299	2,760,572
Bed Bath & Beyond Inc.(1)	165,198	5,479,618
Best Buy Co. Inc.	235,428	12,910,872
Darden Restaurants Inc.	74,681	2,942,431
Dollar General Corp.	118,496	1,656,574
Family Dollar Stores Inc.	51,720	1,263,520
Gap Inc. (The)	196,294	3,415,516
Home Depot Inc.	1,208,538	43,253,575
Kohl’s Corp.(1)	199,088	11,770,083
Lowe’s Companies Inc.	453,620	27,521,125
McDonald’s Corp.	386,215	12,976,824
Office Depot Inc.(1)	99,305	3,773,590
RadioShack Corp.	78,634	1,100,876
Sears Holdings Corp.(1)	56,722	8,782,834
Staples Inc.	255,515	6,214,125
Starbucks Corp.(1)	448,781	16,945,971
Target Corp.	504,848	24,671,922
Tiffany & Co.	82,298	2,717,480
TJX Companies Inc.	267,305	6,110,592
Walgreen Co.	590,635	26,484,073
Wal-Mart Stores Inc.	1,461,892	70,419,338
Wendy’s International Inc.	68,201	3,975,436
Yum! Brands Inc.	159,046	7,995,242

		305,142,189
SAVINGS & LOANS—0.33%
Golden West Financial Corp.	149,670	11,105,514

		11,105,514
SEMICONDUCTORS—2.98%
Altera Corp.(1)	130,186	2,284,764
Analog Devices Inc.	134,556	4,324,630
Applied Materials Inc.	439,000	7,146,920
Broadcom Corp. Class A(1)	268,136	8,057,487
Freescale Semiconductor Inc. Class B(1)	97,342	2,861,855
Intel Corp.	1,768,627	33,515,482
KLA-Tencor Corp.	64,127	2,665,759
Linear Technology Corp.	177,592	5,947,556
LSI Logic Corp.(1)	75,547	676,146
Maxim Integrated Products Inc.	187,360	6,016,130
National Semiconductor Corp.	88,763	2,116,998
Novellus Systems Inc.(1)	29,988	740,704
NVIDIA Corp.(1)	206,150	4,388,933
PMC-Sierra Inc.(1)	50,656	476,166
QLogic Corp.(1)	94,296	1,625,663
Texas Instruments Inc.	455,543	13,798,397
Xilinx Inc.	110,815	2,509,960

		99,153,550
SOFTWARE—6.83%
Adobe Systems Inc.(1)	349,865	10,621,901
Autodesk Inc.(1)	135,574	4,671,880
Automatic Data Processing Inc.	215,719	9,782,857

BMC Software Inc.(1)	45,860	1,096,054
CA Inc.	95,991	1,972,615
Citrix Systems Inc.(1)	106,510	4,275,311
Compuware Corp.(1)	78,034	522,828
Electronic Arts Inc.(1)	179,243	7,714,619
First Data Corp.	447,645	20,161,931
Fiserv Inc.(1)	102,773	4,661,783
IMS Health Inc.	116,439	3,126,387
Intuit Inc.(1)	99,930	6,034,773
Microsoft Corp.	5,129,337	119,513,552
Oracle Corp.(1)	2,276,984	32,993,498
Parametric Technology Corp.(1)	21,884	278,146

		227,428,135
TELECOMMUNICATIONS—3.75%
ADC Telecommunications Inc.(1)	24,907	419,932
Alltel Corp.	100,213	6,396,596
CIENA Corp.(1)	105,303	506,507
Cisco Systems Inc.(1)	3,569,244	69,707,335
Comverse Technology Inc.(1)	51,955	1,027,150
Corning Inc.(1)	355,661	8,603,440
JDS Uniphase Corp.(1)	352,675	892,268
Juniper Networks Inc.(1)	188,347	3,011,669
Lucent Technologies Inc.(1)	888,055	2,149,093
Motorola Inc.	447,783	9,022,827
QUALCOMM Inc.	578,239	23,170,037

		124,906,854
TEXTILES—0.10%
Cintas Corp.	80,524	3,201,634

		3,201,634
TRANSPORTATION—1.31%
FedEx Corp.	81,976	9,579,715
United Parcel Service Inc. Class B	412,234	33,939,225

		43,518,940

TOTAL COMMON STOCKS
(Cost: $3,315,973,193)		3,325,024,054

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(2)(3)	1,171,937	1,171,937

		1,171,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,171,937)		1,171,937

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $3,317,145,130)		3,326,195,991
Other Assets, Less Liabilities—0.06%		1,945,418

NET ASSETS—100.00%		$3,328,141,409

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.83%

ADVERTISING—0.04%
Interpublic Group of Companies Inc.(1)	156,805	$1,309,322

		1,309,322
AEROSPACE & DEFENSE—3.03%
Boeing Co. (The)	272,642	22,332,106
Goodrich (B.F.) Co.	68,987	2,779,486
Lockheed Martin Corp.	197,967	14,202,153
Northrop Grumman Corp.	192,171	12,310,474
Raytheon Co.	249,411	11,116,248
United Technologies Corp.	565,031	35,834,266

		98,574,733
AGRICULTURE—1.88%
Altria Group Inc.	443,532	32,568,555
Archer-Daniels-Midland Co.	365,823	15,101,173
Monsanto Co.	95,258	8,019,771
Reynolds American Inc.	47,960	5,529,788

		61,219,287
AIRLINES—0.11%
Southwest Airlines Co.	221,452	3,625,169

		3,625,169
APPAREL—0.16%
Jones Apparel Group Inc.	62,762	1,995,204
VF Corp.	49,236	3,344,109

		5,339,313
AUTO MANUFACTURERS—0.78%
Ford Motor Co.	1,048,032	7,262,862
General Motors Corp.(2)	316,172	9,418,764
Navistar International Corp.(1)	34,402	846,633
PACCAR Inc.	93,199	7,677,734

		25,205,993
AUTO PARTS & EQUIPMENT—0.29%
Cooper Tire & Rubber Co.(2)	34,444	383,706
Johnson Controls Inc.	108,986	8,960,829

		9,344,535
BANKS—11.51%
AmSouth Bancorp	193,677	5,122,757
Bank of America Corp.	1,964,085	94,472,489
Bank of New York Co. Inc. (The)	431,408	13,891,338
BB&T Corp.	307,445	12,786,638
Comerica Inc.	90,785	4,719,912
Compass Bancshares Inc.	72,348	4,022,549
Fifth Third Bancorp	146,308	5,406,081
First Horizon National Corp.	68,359	2,748,032

Huntington Bancshares Inc.	137,163	3,234,304
KeyCorp	225,949	8,061,860
M&T Bank Corp.	22,068	2,602,259
Marshall & Ilsley Corp.	66,891	3,059,594
Mellon Financial Corp.	140,993	4,854,389
National City Corp.	303,247	10,974,509
North Fork Bancorp Inc.	260,055	7,845,859
Northern Trust Corp.	54,851	3,033,260
PNC Financial Services Group	165,467	11,610,819
Regions Financial Corp.	254,680	8,435,002
State Street Corp.	79,905	4,641,681
SunTrust Banks Inc.	203,260	15,500,608
Synovus Financial Corp.	88,517	2,370,485
U.S. Bancorp	994,886	30,722,080
Wachovia Corp.	899,068	48,621,597
Wells Fargo & Co.	939,053	62,991,675
Zions Bancorporation	33,877	2,640,373

		374,370,150
BEVERAGES—1.01%
Brown-Forman Corp. Class B	16,715	1,194,287
Coca-Cola Co. (The)	515,528	22,178,015
Coca-Cola Enterprises Inc.	169,432	3,451,330
Constellation Brands Inc.(1)	110,819	2,770,475
Molson Coors Brewing Co. Class B	32,089	2,178,201
Pepsi Bottling Group Inc.	31,046	998,129

		32,770,437
BIOTECHNOLOGY—0.26%
Biogen Idec Inc.(1)	105,598	4,892,355
Genzyme Corp.(1)	56,595	3,455,125

		8,347,480
BUILDING MATERIALS—0.32%
American Standard Companies Inc.	40,649	1,758,882
Masco Corp.	222,056	6,581,740
Vulcan Materials Co.	27,733	2,163,174

		10,503,796
CHEMICALS—2.26%
Air Products & Chemicals Inc.	125,319	8,010,391
Ashland Inc.	39,832	2,656,794
Dow Chemical Co. (The)	537,568	20,981,279
Du Pont (E.I.) de Nemours and Co.	514,959	21,422,294
Eastman Chemical Co.	45,927	2,480,058
Hercules Inc.(1)	62,777	957,977
International Flavors & Fragrances Inc.	16,200	570,888
PPG Industries Inc.	92,603	6,111,798
Praxair Inc.	83,347	4,500,738
Rohm & Haas Co.	81,441	4,081,823
Sherwin-Williams Co. (The)	35,120	1,667,498

		73,441,538
COAL—0.08%
CONSOL Energy Inc.	55,269	2,582,168

		2,582,168
COMMERCIAL SERVICES—0.57%
Convergys Corp.(1)	45,060	878,670
Donnelley (R.R.) & Sons Co.	120,540	3,851,253
McKesson Corp.	169,999	8,037,553
Moody’s Corp.	73,916	4,025,465
Robert Half International Inc.	44,968	1,888,656

		18,681,597

COMPUTERS—2.90%
Apple Computer Inc.(1)	228,211	13,035,412
Computer Sciences Corp.(1)	104,854	5,079,128
Electronic Data Systems Corp.	289,678	6,969,653
EMC Corp.(1)	713,817	7,830,573
Gateway Inc.(1)	147,126	279,539
Hewlett-Packard Co.	1,559,240	49,396,723
NCR Corp.(1)	63,807	2,337,889
Sun Microsystems Inc.(1)	1,955,308	8,114,528
Unisys Corp.(1)	190,732	1,197,797

		94,241,242
COSMETICS & PERSONAL CARE—0.13%
Alberto-Culver Co.	15,465	753,455
Avon Products Inc.	90,253	2,797,843
Estee Lauder Companies Inc. (The) Class A	19,998	773,323

		4,324,621
DISTRIBUTION & WHOLESALE—0.19%
Genuine Parts Co.	96,507	4,020,482
Grainger (W.W.) Inc.	26,489	1,992,767

		6,013,249
DIVERSIFIED FINANCIAL SERVICES—11.70%
Ameriprise Financial Inc.	48,623	2,171,989
Bear Stearns Companies Inc. (The)	67,418	9,443,913
CIT Group Inc.	111,432	5,826,779
Citigroup Inc.	2,778,647	134,041,931
E*TRADE Financial Corp.(1)	93,029	2,122,922
Federal National Mortgage Association	270,518	13,011,916
Franklin Resources Inc.	36,969	3,209,279
Goldman Sachs Group Inc. (The)	241,502	36,329,146
JP Morgan Chase & Co.	1,942,099	81,568,158
Lehman Brothers Holdings Inc.	185,575	12,090,211
Merrill Lynch & Co. Inc.	516,483	35,926,558
Morgan Stanley	598,704	37,844,080
Rowe (T.) Price Group Inc.	62,036	2,345,581
Schwab (Charles) Corp. (The)	287,763	4,598,453

		380,530,916
ELECTRIC—5.40%
AES Corp. (The)(1)	184,625	3,406,331
Allegheny Energy Inc.(1)	91,121	3,377,855
Ameren Corp.	114,698	5,792,249
American Electric Power Co. Inc.	220,207	7,542,090
CenterPoint Energy Inc.	174,679	2,183,488
CMS Energy Corp.(1)	123,453	1,597,482
Consolidated Edison Inc.	137,407	6,106,367
Constellation Energy Group Inc.	100,033	5,453,799
Dominion Resources Inc.	194,275	14,529,827
DTE Energy Co.	99,245	4,043,241
Duke Energy Corp.	690,320	20,274,698
Edison International	94,572	3,688,308
Entergy Corp.	116,250	8,224,688
Exelon Corp.	149,486	8,495,289
FirstEnergy Corp.	184,373	9,994,860
FPL Group Inc.	225,979	9,351,011
PG&E Corp.	194,047	7,622,166
Pinnacle West Capital Corp.	55,186	2,202,473
PPL Corp.	212,707	6,870,436
Progress Energy Inc.	141,280	6,056,674

Public Service Enterprise Group Inc.	140,571	9,294,555
Southern Co. (The)	414,805	13,294,500
TECO Energy Inc.	117,588	1,756,765
TXU Corp.	168,019	10,045,856
Xcel Energy Inc.	227,272	4,359,077

		175,564,085
ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
American Power Conversion Corp.	47,705	929,770
Emerson Electric Co.	229,440	19,229,366
Molex Inc.	47,738	1,602,565

		21,761,701
ELECTRONICS—0.47%
Agilent Technologies Inc.(1)	154,745	4,883,752
Applera Corp.-Applied Biosystems Group	38,858	1,257,056
PerkinElmer Inc.	69,563	1,453,867
Sanmina-SCI Corp.(1)	296,089	1,362,009
Solectron Corp.(1)	510,537	1,746,037
Symbol Technologies Inc.	141,048	1,521,908
Tektronix Inc.	29,552	869,420
Thermo Electron Corp.(1)	58,706	2,127,505

		15,221,554
ENGINEERING & CONSTRUCTION—0.14%
Fluor Corp.	49,074	4,560,447

		4,560,447
ENVIRONMENTAL CONTROL—0.21%
Allied Waste Industries Inc.(1)	134,712	1,530,328
Waste Management Inc.	146,288	5,248,813

		6,779,141
FOOD—1.03%
ConAgra Foods Inc.	290,348	6,419,594
Dean Foods Co.(1)	36,415	1,354,274
Heinz (H.J.) Co.	104,693	4,315,445
Hershey Co. (The)	35,897	1,976,848
Kroger Co.	186,331	4,073,196
Safeway Inc.	251,626	6,542,276
Sara Lee Corp.	203,731	3,263,771
SUPERVALU Inc.	114,136	3,503,975
Tyson Foods Inc. Class A	140,598	2,089,286

		33,538,665
FOREST PRODUCTS & PAPER—0.81%
International Paper Co.	275,572	8,900,976
Louisiana-Pacific Corp.	59,124	1,294,816
MeadWestvaco Corp.	101,399	2,832,074
Plum Creek Timber Co. Inc.	61,558	2,185,309
Temple-Inland Inc.	61,730	2,646,365
Weyerhaeuser Co.	137,645	8,568,401

		26,427,941
GAS—0.48%
KeySpan Corp.	98,076	3,962,270
Nicor Inc.(2)	24,753	1,027,250
NiSource Inc.	152,292	3,326,057
Peoples Energy Corp.	21,369	767,361
Sempra Energy	144,710	6,581,411

		15,664,349

HAND & MACHINE TOOLS—0.10%
Snap-On Inc.	32,439	1,311,184
Stanley Works (The)	38,986	1,840,919

		3,152,103
HEALTH CARE - PRODUCTS—0.17%
Bausch & Lomb Inc.	16,392	803,864
Baxter International Inc.	127,807	4,698,185

		5,502,049
HEALTH CARE - SERVICES—1.23%
Aetna Inc.	193,660	7,732,844
HCA Inc.	107,006	4,617,309
Tenet Healthcare Corp.(1)	262,824	1,834,512
WellPoint Inc.(1)	356,307	25,928,460

		40,113,125
HOME BUILDERS—0.13%
KB Home	19,207	880,641
Pulte Homes Inc.	119,402	3,437,584

		4,318,225
HOME FURNISHINGS—0.11%
Whirlpool Corp.	43,713	3,612,879

		3,612,879
HOUSEHOLD PRODUCTS & WARES—0.33%
Avery Dennison Corp.	61,236	3,555,362
Kimberly-Clark Corp.	118,190	7,292,323

		10,847,685
HOUSEWARES—0.12%
Newell Rubbermaid Inc.	155,124	4,006,853

		4,006,853
INSURANCE—6.44%
ACE Ltd.	181,786	9,196,554
AFLAC Inc.	100,092	4,639,264
Allstate Corp. (The)	355,167	19,438,290
American International Group Inc.	609,785	36,007,804
AON Corp.	177,958	6,196,498
Chubb Corp.	231,938	11,573,706
CIGNA Corp.	32,146	3,166,702
Cincinnati Financial Corp.	55,434	2,605,952
Genworth Financial Inc. Class A	203,949	7,105,583
Hartford Financial Services Group Inc. (The)	169,429	14,333,693
Lincoln National Corp.	160,507	9,059,015
Loews Corp.	226,969	8,046,051
Marsh & McLennan Companies Inc.	135,470	3,642,788
MBIA Inc.	38,963	2,281,284
MetLife Inc.	424,052	21,715,703
Principal Financial Group Inc.	154,854	8,617,625
Prudential Financial Inc.	129,261	10,043,580
SAFECO Corp.	66,644	3,755,389
St. Paul Travelers Companies Inc.	389,199	17,350,491
Torchmark Corp.	26,493	1,608,655
UNUMProvident Corp.	166,843	3,024,864
XL Capital Ltd. Class A	100,671	6,171,132

		209,580,623
INTERNET—0.06%
Monster Worldwide Inc.(1)	44,517	1,899,095

		1,899,095

IRON & STEEL—0.51%
Allegheny Technologies Inc.	34,222	2,369,531
Nucor Corp.	174,190	9,449,808
United States Steel Corp.	69,695	4,887,013

		16,706,352
LEISURE TIME—0.22%
Brunswick Corp.	52,878	1,758,194
Carnival Corp.	92,124	3,845,256
Sabre Holdings Corp.	73,738	1,622,236

		7,225,686
LODGING—0.28%
Harrah’s Entertainment Inc.	36,219	2,578,068
Hilton Hotels Corp.	98,244	2,778,340
Marriott International Inc. Class A	98,924	3,770,983

		9,127,391
MACHINERY—1.42%
Caterpillar Inc.	374,301	27,877,939
Cummins Inc.	25,939	3,171,043
Deere & Co.	131,123	10,947,459
Rockwell Automation Inc.	56,388	4,060,500

		46,056,941
MANUFACTURING—6.54%
Cooper Industries Ltd.	51,801	4,813,349
Dover Corp.	113,971	5,633,587
Eastman Kodak Co.	160,287	3,811,625
Eaton Corp.	83,867	6,323,572
General Electric Co.	3,022,309	99,615,305
Honeywell International Inc.	462,795	18,650,639
Illinois Tool Works Inc.	120,215	5,710,213
Ingersoll-Rand Co. Class A	183,897	7,867,114
Leggett & Platt Inc.	101,552	2,536,769
Pall Corp.	34,166	956,648
Parker Hannifin Corp.	67,139	5,209,986
Textron Inc.	72,735	6,704,712
3M Co.	168,577	13,615,964
Tyco International Ltd.	1,138,382	31,305,505

		212,754,988
MEDIA—4.61%
CBS Corp. Class B	237,983	6,437,440
Comcast Corp. Class A(1)	1,181,006	38,666,136
Gannett Co. Inc.	55,861	3,124,306
McClatchy Co. (The) Class A	1	38
McGraw-Hill Companies Inc. (The)	84,031	4,220,877
Meredith Corp.	10,523	521,309
New York Times Co. Class A	30,971	760,028
News Corp. Class A	1,322,264	25,361,024
Scripps (E.W.) Co. Class A	20,515	885,017
Time Warner Inc.	1,101,059	19,048,321
Tribune Co.	122,422	3,970,145
Viacom Inc. Class B(1)	286,179	10,256,655
Walt Disney Co. (The)	1,226,820	36,804,600

		150,055,896
MINING—1.00%
Alcoa Inc.	486,375	15,739,095
Freeport-McMoRan Copper & Gold Inc.	52,762	2,923,542
Newmont Mining Corp.	83,030	4,394,778
Phelps Dodge Corp.	113,935	9,360,900

		32,418,315

OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	49,070	2,026,591
Xerox Corp.(1)	513,376	7,141,060

		9,167,651
OIL & GAS—6.77%
Chevron Corp.	532,751	33,062,527
ConocoPhillips	922,625	60,459,616
Exxon Mobil Corp.	1,217,454	74,690,803
Hess Corp.	46,001	2,431,153
Kerr-McGee Corp.	63,472	4,401,783
Marathon Oil Corp.	202,604	16,876,913
Murphy Oil Corp.	46,645	2,605,590
Noble Corp.	27,118	2,018,122
Occidental Petroleum Corp.	81,408	8,348,390
Rowan Companies Inc.	31,789	1,131,371
Sunoco Inc.	74,146	5,137,576
Transocean Inc.(1)	110,795	8,899,054

		220,062,898
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	66,677	5,457,512
Halliburton Co.	187,559	13,918,753
National Oilwell Varco Inc.(1)	39,311	2,489,173
Schlumberger Ltd.	395,701	25,764,092
Weatherford International Ltd.(1)	83,714	4,153,889

		51,783,419
PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	58,833	1,801,466
Pactiv Corp.(1)	35,804	886,149
Sealed Air Corp.	45,803	2,385,420

		5,073,035
PHARMACEUTICALS—1.83%
Abbott Laboratories	324,197	14,138,231
Bristol-Myers Squibb Co.	637,490	16,485,491
Medco Health Solutions Inc.(1)	79,277	4,540,987
Merck & Co. Inc.	670,980	24,443,801

		59,608,510
PIPELINES—0.56%
Dynegy Inc. Class A(1)	205,846	1,125,978
El Paso Corp.	389,423	5,841,345
Kinder Morgan Inc.	34,970	3,493,153
Williams Companies Inc.	332,658	7,770,891

		18,231,367
REAL ESTATE INVESTMENT TRUSTS—1.39%
Apartment Investment & Management Co. Class A	54,408	2,364,028
Archstone-Smith Trust	119,494	6,078,660
Boston Properties Inc.	32,220	2,912,688
Equity Office Properties Trust	204,688	7,473,159
Equity Residential	162,760	7,280,255
Kimco Realty Corp.	118,312	4,317,205
ProLogis	86,496	4,508,172
Public Storage Inc.	26,246	1,992,071
Simon Property Group Inc.	61,547	5,104,708
Vornado Realty Trust	31,843	3,106,285

		45,137,231

RETAIL—2.70%
AutoNation Inc.(1)	82,968	1,778,834
Big Lots Inc.(1)	63,842	1,090,421
Circuit City Stores Inc.	84,165	2,290,971
Costco Wholesale Corp.	263,416	15,048,956
CVS Corp.	457,487	14,044,851
Dillard’s Inc. Class A	34,332	1,093,474
Dollar General Corp.	61,854	864,719
Family Dollar Stores Inc.	37,041	904,912
Federated Department Stores Inc.	309,245	11,318,367
Gap Inc. (The)	119,988	2,087,791
Limited Brands Inc.	191,795	4,908,034
McDonald’s Corp.	327,760	11,012,736
Nordstrom Inc.	120,405	4,394,783
Office Depot Inc.(1)	65,978	2,507,164
OfficeMax Inc.	39,593	1,613,415
Penney (J.C.) Co. Inc.	131,272	8,862,173
Staples Inc.	162,686	3,956,524

		87,778,125
SAVINGS & LOANS—0.88%
Sovereign Bancorp Inc.	210,920	4,283,782
Washington Mutual Inc.	537,027	24,477,691

		28,761,473
SEMICONDUCTORS—2.51%
Advanced Micro Devices Inc.(1)	270,467	6,604,804
Altera Corp.(1)	76,000	1,333,800
Analog Devices Inc.	72,038	2,315,301
Applied Materials Inc.	454,605	7,400,969
Freescale Semiconductor Inc. Class B(1)	133,857	3,935,396
Intel Corp.	1,560,720	29,575,644
KLA-Tencor Corp.	50,002	2,078,583
LSI Logic Corp.(1)	148,980	1,333,371
Micron Technology Inc.(1)	405,195	6,102,237
National Semiconductor Corp.	103,347	2,464,826
Novellus Systems Inc.(1)	40,098	990,421
PMC-Sierra Inc.(1)	69,301	651,429
Teradyne Inc.(1)	110,586	1,540,463
Texas Instruments Inc.	435,464	13,190,205
Xilinx Inc.	86,400	1,956,960

		81,474,409
SOFTWARE—0.40%
Automatic Data Processing Inc.	116,001	5,260,645
BMC Software Inc.(1)	74,536	1,781,410
CA Inc.	162,984	3,349,321
Compuware Corp.(1)	138,080	925,136
Novell Inc.(1)	189,727	1,257,890
Parametric Technology Corp.(1)	41,173	523,309

		13,097,711
TELECOMMUNICATIONS—8.40%
ADC Telecommunications Inc.(1)	41,834	705,321
Alltel Corp.	121,781	7,773,281
Andrew Corp.(1)	88,990	788,451
AT&T Inc.	2,173,163	60,609,516
Avaya Inc.(1)	229,849	2,624,876
BellSouth Corp.	1,011,054	36,600,155
CenturyTel Inc.	65,040	2,416,236
CIENA Corp.(1)	224,070	1,077,777
Citizens Communications Co.	180,806	2,359,518

Comverse Technology Inc.(1)	63,110	1,247,685
Corning Inc.(1)	531,104	12,847,406
Embarq Corp.(1)	83,350	3,416,517
JDS Uniphase Corp.(1)	607,938	1,538,083
Juniper Networks Inc.(1)	135,907	2,173,153
Lucent Technologies Inc.(1)	1,656,904	4,009,708
Motorola Inc.	952,655	19,195,998
QUALCOMM Inc.	384,145	15,392,690
Qwest Communications International Inc.(1)	874,411	7,073,985
Sprint Nextel Corp.	1,665,143	33,286,209
Tellabs Inc.(1)	251,376	3,345,815
Verizon Communications Inc.	1,630,586	54,608,325

		273,090,705
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	94,884	1,718,349
Mattel Inc.	217,023	3,583,050

		5,301,399
TRANSPORTATION—2.50%
Burlington Northern Santa Fe Corp.	203,840	16,154,320
CSX Corp.	123,877	8,725,896
FedEx Corp.	92,099	10,762,689
Norfolk Southern Corp.	231,818	12,337,354
Ryder System Inc.	34,024	1,988,022
Union Pacific Corp.	150,350	13,976,536
United Parcel Service Inc. Class B	212,210	17,471,249

		81,416,066

TOTAL COMMON STOCKS
(Cost: $2,990,814,049)		3,247,305,634

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.33%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$8,607	8,607
Fortis Bank NY
4.43%, 07/20/06	21,490	21,490
Societe Generale
5.33%, 12/08/06	86,000	86,000
Toronto-Dominion Bank
3.94%, 07/10/06	43,000	43,000
Washington Mutual Bank
5.28%, 08/07/06	43,000	43,000
Wells Fargo Bank N.A.
4.78%, 12/05/06	68,800	68,800

		270,897
COMMERCIAL PAPER(3)—0.06%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	240,094	238,745
ASAP Funding Ltd.
5.21%, 08/08/06(4)	41,280	41,065
Barton Capital Corp.
5.29%, 08/01/06(4)	82,207	81,857

Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	32,680	32,603
CC USA Inc.
5.03%, 10/24/06(4)	17,200	16,928
Chariot Funding LLC
5.30%, 07/28/06(4)	64,788	64,550
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	188,655	188,601
Curzon Funding LLC
5.30%, 07/31/06(4)	86,000	85,646
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	63,444	61,963
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	182,040	181,402
Five Finance Inc.
5.19%, 12/01/06(4)	38,700	37,858
General Electric Capital Services Inc.
5.22%, 12/11/06	8,600	8,399
Govco Inc.
5.22%, 08/03/06(4)	86,000	85,614
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	29,240	28,787
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	21,500	21,424
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	79,103	78,907
Landale Funding LLC
5.30%, 08/15/06(4)	94,600	94,001
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	133,154	132,142
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	86,860	86,605
Prudential Funding LLC
5.22%, 07/31/06	43,000	42,826
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	86,000	85,788
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	100,766	100,709
Scaldis Capital LLC
5.30%, 07/25/06(4)	53,756	53,582
Sydney Capital Corp.
5.10%, 07/07/06(4)	94,076	94,022
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	105,117	104,857

		2,048,881
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	21,500	21,500
Dorada Finance Inc.
3.93%, 07/07/06(4)	26,660	26,660
K2 USA LLC
3.94%, 07/07/06(4)	51,600	51,600
Marshall & Ilsley Bank
5.18%, 12/15/06	86,000	86,134
Sigma Finance Inc.
5.13%, 03/30/07(4)	30,100	30,100
US Bank N.A.
2.85%, 11/15/06	17,200	17,083

		233,077

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20% (5) (6)	1,362,315	1,362,315

		1,362,315
REPURCHASE AGREEMENTS(3)—0.05%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $172,078 (collateralized by non-U.S. Government debt securities, value $177,405, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$172,001	172,001
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $129,058 (collateralized by non-U.S. Government debt securities, value $142,098, 2.12% to 6.47%, 11/25/34 to 12/25/42).	129,000	129,000
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $172,078 (collateralized by non-U.S. Government debt securities, value $176,669, 5.36% to 6.00%, 12/25/35 to 12/25/42).	172,001	172,001
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $215,097 (collateralized by non-U.S. Government debt securities, value $240,613, 0.00% to 10.00%, 6/1/28 to 12/15/35).	215,001	215,001
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $51,623 (collateralized by non-U.S. Government debt securities, value $58,414, 0.00% to 10.00%, 9/10/34 to 5/9/36).	51,600	51,600
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $86,038 (collateralized by non-U.S. Government debt securities, value $87,841, 5.22% to 5.42%, 7/3/06).	86,000	86,000
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $137,663 (collateralized by non-U.S. Government debt securities, value $144,680, 0.00% to 10.00%, 1/1/10 to 6/6/16).	137,600	137,600
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $172,078 (collateralized by non-U.S. Government debt securities, value $180,852, 0.00% to 8.57%, 6/25/23 to 4/25/46).	172,001	172,001
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $86,038 (collateralized by non-U.S. Government debt securities, value $88,704, 6.38% to 8.49%, 1/7/09 to 2/23/36).	86,000	86,000
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $86,038 (collateralized by non-U.S. Government debt securities, value $88,705, 0.07% to 7.75%, 2/22/11 to 12/15/45).	86,000	86,000
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $86,038 (collateralized by non-U.S. Government debt securities, value $90,503, 3.79% to 7.22%, 5/15/07 to 3/15/42).	86,000	86,000

Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $30,114 (collateralized by non-U.S. Government debt securities, value $31,864, 0.00% to 10.00%, 7/3/06 to 6/30/36).	30,100	30,100
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $63,324 (collateralized by non-U.S. Government debt securities, value $63,728, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	60,200	60,200
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $172,078 (collateralized by non-U.S. Government debt securities, value $180,850, 0.00% to 10.00%, 1/1/10 to 5/6/16).	172,001	172,001

		1,655,505
TIME DEPOSITS(3)—0.02%
ABN Amro Bank NV
5.30%, 07/03/06	86,000	86,000
KBC Bank NV
5.32%, 07/03/06	258,001	258,001
Societe Generale
5.32%, 07/03/06	215,001	215,001
UBS AG
5.25%-5.34%, 07/03/06	247,946	247,946

		806,948
VARIABLE & FLOATING RATE NOTES(3)—0.14%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	220,161	220,192
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	64,500	64,500
American Express Centurion Bank
5.34%, 07/19/07	94,600	94,713
American Express Credit Corp.
5.23%, 07/05/07	25,800	25,817
ASIF Global Financing
5.17%, 05/03/07(4)	8,600	8,604
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	55,900	55,900
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	146,201	146,200
BMW US Capital LLC
5.20%, 07/13/07(4)	86,000	86,000
BNP Paribas
5.14%, 05/18/07(4)	159,101	159,101
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	62,780	62,780
Commodore CDO Ltd.
5.38%, 06/12/07(4)	21,500	21,500
Credit Agricole SA
5.31%, 07/23/07	86,000	86,000
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	86,000	86,000
DEPFA Bank PLC
5.37%, 06/15/07	86,000	86,000
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	98,900	98,908
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	86,000	86,000

Fifth Third Bancorp
5.28%, 06/22/07(4)	172,001	172,001
First Tennessee Bank N.A.
5.21%, 08/25/06	25,800	25,800
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	64,500	64,494
General Electric Capital Corp.
5.25%, 04/09/07	38,700	38,721
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	129,000	129,024
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	86,000	86,000
JP Morgan Chase & Co.
5.12%, 07/02/07	64,500	64,500
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	129,000	128,997
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	89,872	89,872
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	107,500	107,465
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	94,600	94,592
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	41,795	41,795
Marshall & Ilsley Bank
5.18%, 07/13/07	47,300	47,300
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	129,000	129,000
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	10,836	10,840
Mound Financing PLC
5.11%, 05/08/07(4)	80,840	80,840
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	86,000	85,995
National City Bank of Indiana
5.17%, 05/21/07	43,000	43,003
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	232,201	232,207
Newcastle Ltd.
5.34%, 04/24/07(4)	30,315	30,308
Northern Rock PLC
5.17%, 05/03/07(4)	103,200	103,203
Principal Life Global Funding I
5.63%, 02/08/07	38,700	38,809
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	64,500	64,497
Sigma Finance Inc.
5.51%, 06/18/07(4)	70,520	70,520
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	86,000	86,000
Strips III LLC
5.37%, 07/24/06(4)	20,104	20,104
SunTrust Bank
5.08%, 05/01/07	86,000	86,005
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	162,541	162,523
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	120,400	120,400
US Bank N.A.
5.28%, 09/29/06	38,700	38,698
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	137,669	137,670
Wachovia Bank N.A.
5.36%, 05/22/07	172,001	172,001

Wells Fargo & Co.
5.19%, 07/13/07(4)	43,000	43,003
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	77,400	77,400
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	85,054	84,775
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	29,046	29,046

		4,425,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,803,246)		10,803,246

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $3,001,617,295)		3,258,108,880
Other Assets, Less Liabilities—(0.16)%		(5,301,225)

NET ASSETS—100.00%		$3,252,807,655

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—98.97%

AUSTRIA—0.30%
Erste Bank der Oesterreichischen Sparkassen AG	48,444	$2,725,489
OMV AG	37,801	2,249,959

		4,975,448
BELGIUM—1.78%
AGFA Gevaert NV	26,424	639,927
Belgacom SA	43,673	1,447,996
Delhaize-Le Lion SA	20,185	1,398,878
Dexia Group	175,426	4,216,999
Fortis	298,004	10,143,360
Groupe Bruxelles Lambert SA	17,249	1,806,340
InBev NV	46,976	2,303,526
KBC Groupe SA(1)	46,976	5,039,526
Solvay SA	14,313	1,646,204
UCB SA	20,520	1,109,863

		29,752,619
DENMARK—0.61%
AP Moller - Maersk A/S	242	1,883,317
Danske Bank A/S	103,494	3,938,405
Novo Nordisk A/S Class B	50,279	3,201,825
Vestas Wind Systems A/S(2)	41,471	1,133,855

		10,157,402
FINLAND—1.67%
Fortum OYJ	96,521	2,468,332
Nokia OYJ	921,537	18,806,040
Sampo OYJ Class A	96,888	1,848,377
Stora Enso OYJ Class R	147,901	2,065,121
UPM-Kymmene OYJ	121,110	2,609,346

		27,797,216
FRANCE—15.22%
Accor SA	49,545	3,014,861
Alcatel SA(2)	317,455	4,026,665
Alstom(2)	24,956	2,279,969
Arcelor	144,965	6,995,467
Assurances Generales de France	17,640	2,080,734
AXA	393,791	12,920,345
BNP Paribas	187,537	17,948,595
Bouygues SA	45,875	2,358,054
Cap Gemini SA	29,759	1,698,232
Carrefour SA	137,625	8,066,658
Christian Dior SA	12,698	1,244,512
Compagnie de Saint-Gobain SA	77,070	5,508,697
Compagnie Generale des Etablissements Michelin Class B	34,131	2,051,155

Credit Agricole SA	157,443	5,989,106
Dassault Systemes SA	12,845	688,176
Electricite de France	56,518	2,977,390
Essilor International SA	22,499	2,264,069
Etablissements Economiques du Casino Guichard-Perrachon SA	11,744	892,729
European Aeronautic Defence and Space Co.	73,767	2,118,476
France Telecom SA	381,313	8,195,982
Groupe Danone	59,087	7,506,051
Hermes International	14,313	1,265,536
Lafarge SA	39,269	4,928,240
Lagardere S.C.A.	28,626	2,111,972
L’Air Liquide SA	27,451	5,345,764
L’Oreal SA	60,922	5,752,761
LVMH Moet Hennessy Louis Vuitton SA	56,977	5,653,443
Pernod-Ricard SA	18,350	3,636,800
PPR SA	15,480	1,973,412
PSA Peugeot Citroen	37,434	2,328,631
Publicis Groupe	33,030	1,275,461
Renault SA	44,407	4,769,605
Safran SA	33,108	720,517
Sanofi-Aventis	224,971	21,948,395
Schneider Electric SA	52,481	5,469,044
Societe Generale Class A	83,309	12,250,151
Societe Television Francaise	29,532	962,908
Sodexho Alliance SA	23,042	1,106,912
Suez SA	285,526	11,865,354
Thales/Ex Thomson CSF(1)	20,684	807,710
Thomson SA	63,874	1,056,025
Total SA	556,005	36,577,647
Valeo SA	19,936	709,674
Vallourec	1,631	1,960,349
Veolia Environment	91,383	4,721,782
Vinci SA	46,609	4,800,506
Vivendi Universal SA	260,937	9,141,930

		253,966,452
GERMANY—10.03%
Adidas-Salomon AG	45,508	2,175,097
Allianz AG	92,484	14,606,816
Altana AG	17,249	960,735
BASF AG	119,642	9,604,100
Bayer AG	164,783	7,572,550
Bayerische Motoren Werke AG(1)	74,501	3,720,883
Commerzbank AG	125,881	4,577,638
Continental AG	32,296	3,300,319
DaimlerChrysler AG Registered	232,169	11,467,813
Deutsche Bank AG	117,440	13,214,490
Deutsche Boerse AG	24,956	3,398,414
Deutsche Lufthansa AG	66,794	1,229,849
Deutsche Post AG	147,901	3,963,821
Deutsche Telekom AG	589,035	9,474,874
E.ON AG	155,608	17,911,115
Fresenius Medical Care AG & Co. KGaA	13,579	1,560,567
Hypo Real Estate Holding AG	31,195	1,894,257
Infineon Technologies AG(2)	163,315	1,818,846
Linde AG	23,593	1,817,562
MAN AG	32,296	2,338,139
Metro AG	31,195	1,767,813
MLP AG	12,478	257,035

Muenchener Rueckversicherungs-Gesellschaft AG	41,471	5,663,803
Puma AG	2,936	1,140,989
RWE AG	106,063	8,821,915
SAP AG	47,343	9,988,296
Siemens AG	180,564	15,706,641
ThyssenKrupp AG	93,952	3,215,926
TUI AG(1)	47,710	944,958
Volkswagen AG	45,508	3,190,492

		167,305,753
GREECE—0.33%
Hellenic Telecommunications Organization SA ADR(2)	186,803	2,080,985
National Bank of Greece SA ADR	438,932	3,511,456

		5,592,441
IRELAND—1.07%
Allied Irish Banks PLC	211,759	5,079,564
Anglo Irish Bank Corp. PLC	179,830	2,805,263
Bank of Ireland	235,614	4,202,686
CRH PLC	128,083	4,163,118
Elan Corp. PLC(2)	95,420	1,586,114

		17,836,745
ITALY—5.51%
Alleanza Assicurazioni SpA(1)	115,238	1,305,513
Assicurazioni Generali SpA	248,092	9,034,506
Autostrade SpA	56,151	1,577,391
Banca Fideuram SpA	55,050	320,273
Banca Intesa SpA	822,080	4,814,279
Banca Monte dei Paschi di Siena SpA	278,186	1,671,802
Banche Popolari Unite Scrl	74,760	1,933,824
Banco Popolare di Verona e Novara Scrl	85,144	2,280,813
Benetton Group SpA	16,882	252,126
Capitalia SpA	364,798	2,992,270
Enel SpA	978,422	8,432,140
Eni SpA	578,759	17,042,895
Fiat SpA(2)	139,827	1,861,202
Finmeccanica SpA	63,720	1,414,416
Luxottica Group SpA	26,791	727,604
Mediaset SpA	176,894	2,085,430
Mediobanca SpA	75,969	1,487,179
Mediolanum SpA	48,444	340,067
Pirelli & Co. SpA	554,170	482,195
RAS Holding SpA	33,764	839,270
Sanpaolo IMI SpA	241,853	4,276,863
Seat Pagine Gaille SpA	877,864	408,583
Snam Rete Gas SpA	251,028	1,103,358
Telecom Italia SpA	2,379,995	6,626,526
Tiscali SpA(1)(2)	56,160	166,776
UniCredito Italiano SpA German	2,365,682	18,512,261

		91,989,562
NETHERLANDS—5.13%
ABN AMRO Holding NV	433,794	11,864,406
Aegon NV	277,452	4,743,195
Akzo Nobel NV(2)	66,196	3,568,486
ASML Holding NV(2)	114,871	2,326,576
Burhmann NV(2)	40,905	593,118
Heineken NV(2)	55,417	2,348,974

ING Groep NV	500,221	19,655,141
Koninklijke Ahold NV(2)	353,788	3,071,599
Koninklijke DSM NV	47,000	1,956,744
Koninklijke KPN NV	389,020	4,372,326
Koninklijke Philips Electronics NV(2)	298,004	9,308,876
Randstad Holding NV	14,680	860,443
Reed Elsevier NV(2)	194,510	2,924,832
Royal Numico NV	43,306	1,943,046
STMicroelectronics NV	143,130	2,304,136
TNT Post Group NV	86,979	3,111,815
Unilever NV CVA	393,057	8,910,785
Wolters Kluwer NV CVA(2)	75,235	1,776,800

		85,641,298
NORWAY—0.89%
DNB NOR ASA	172,857	2,145,920
Norsk Hydro ASA	165,150	4,379,158
Orkla ASA	40,370	1,871,685
Statoil ASA	143,497	4,070,199
Telenor ASA	173,728	2,100,895
Tomra Systems ASA	37,434	303,799

		14,871,656
PORTUGAL—0.60%
Banco Comercial Portugues SA Class R	848,137	2,407,524
Banco Espirito Santo SA	71,565	964,479
Brisa-Auto Estradas de Portugal SA	86,612	903,691
CIMPOR-Cimentos de Portugal SGPS SA	57,986	386,289
Energias de Portugal SA	557,473	2,188,335
Portugal Telecom SGPS SA	261,304	3,154,058

		10,004,376
SPAIN—5.96%
Abertis Infraestructuras SA(1)	77,455	1,813,391
Acerinox SA	45,875	795,403
Actividades de Construcciones y Servicios SA	61,656	2,570,856
Altadis SA	60,188	2,844,419
Banco Bilbao Vizcaya Argentaria SA	777,306	15,981,949
Banco Popular Espanol SA	246,624	3,673,778
Banco Sabadell SA	59,821	2,092,005
Banco Santander Central Hispano SA	1,425,061	20,809,002
Bankinter SA	16,515	1,064,292
Endesa SA	238,183	8,280,788
Gas Natural SDG SA	34,865	1,064,128
Grupo Ferrovial SA	12,845	980,528
Iberdrola SA	203,685	7,013,698
Industria de Diseno Textil SA	59,087	2,491,691
Repsol YPF SA	222,402	6,367,141
Sacyr Vallehermoso SA(1)	43,306	1,446,902
Telefonica SA	1,102,101	18,347,803
Union Fenosa SA	47,710	1,845,993

		99,483,767
SWEDEN—3.10%
ASSA Abloy AB Class B	80,373	1,350,066
Atlas Copco AB Class A	74,501	2,068,481
Electrolux AB Class B	65,693	948,444
ForeningsSparbanken AB	91,750	2,407,284
Hennes & Mauritz AB Class B(1)	106,797	4,136,402
Holmen AB Class B	11,744	474,426
Investor AB Class B	95,787	1,755,254

Nordea AB	486,275	5,805,503
Sandvik AB	242,220	2,816,140
Securitas AB Class B	80,006	1,532,714
Skandinaviska Enskilda Banken AB Class A	101,292	2,411,564
Skanska AB Class B	88,080	1,357,250
SKF AB	88,080	1,387,818
Svenska Cellulosa AB Class B	44,774	1,849,151
Svenska Handelsbanken AB Class A	117,807	3,033,713
Swedish Match AB	71,198	1,146,529
Telefonaktiebolaget LM Ericsson Class B	3,330,892	11,005,175
TeliaSonera AB	446,639	2,535,942
Volvo AB Class A	24,222	1,166,807
Volvo AB Class B	51,013	2,506,938

		51,695,601
SWITZERLAND—10.49%
ABB Ltd.	422,417	5,482,800
Adecco SA	29,160	1,721,035
Baloise Holding Registered	13,579	1,041,426
Ciba Specialty Chemicals AG	16,148	898,356
Clariant AG Registered(2)	52,481	743,302
Compagnie Financiere Richemont AG	118,174	5,402,240
Credit Suisse Group	281,122	15,696,935
Givaudan SA Registered	1,387	1,089,786
Holcim Ltd.	40,772	3,118,642
Julius Baer Holding AG	20,552	1,781,733
Nestle SA	91,383	28,645,773
Novartis AG	629,038	33,993,727
Roche Holding AG Bearer	6,093	1,071,871
Roche Holding AG Genusschein	158,544	26,156,524
Serono SA	1,468	1,012,021
Swatch Group AG(The) Class B	7,476	1,260,240
Swiss Life Holding	7,707	1,802,494
Swiss Reinsurance Co.(1)	75,602	5,273,625
Swisscom AG	5,138	1,688,200
Syngenta AG(2)	24,222	3,213,122
UBS AG Registered	245,156	26,817,064
Zurich Financial Services AG	32,296	7,065,574

		174,976,490
UNITED KINGDOM—36.28%
Aegis Group PLC	219,099	527,818
Alliance & Leicester PLC	86,245	1,859,938
AMVESCAP PLC	185,702	1,701,011
Anglo American PLC	336,172	13,790,790
ARM Holdings PLC	363,697	761,805
Associated British Foods PLC	80,740	1,135,675
AstraZeneca PLC	357,091	21,557,338
Aviva PLC	538,756	7,627,872
AWG PLC	28,259	626,152
BAE Systems PLC	733,266	5,014,594
Barclays PLC(3)	1,468,000	16,684,532
BBA Group PLC	112,302	548,869
BG Group PLC	798,592	10,671,584
BHP Billiton PLC	557,473	10,815,968
BOC Group PLC	111,568	3,262,403
Boots Group PLC	107,831	1,534,682
BP PLC	4,609,887	53,757,795
Brambles Industries PLC	152,305	1,211,292
British Airways PLC(2)	143,497	909,675
British American Tobacco PLC	340,576	8,579,406

British Land Co. PLC	120,743	2,820,534
British Sky Broadcasting Group PLC	271,213	2,876,802
BT Group PLC	1,868,764	8,269,371
Bunzl PLC	81,313	928,673
Cable & Wireless PLC	538,756	1,145,925
Cadbury Schweppes PLC	466,090	4,495,626
Capita Group PLC	151,204	1,290,628
Carnival PLC	40,003	1,629,946
Centrica PLC	814,373	4,296,503
Cobham PLC	258,001	796,900
Compass Group PLC	493,248	2,392,472
Cookson Group PLC	40,158	390,125
Corus Group PLC	206,254	1,741,443
Corus Group PLC Deferred(2)(4)	315,252	58
Daily Mail and General Trust PLC Class A	73,767	837,715
Diageo PLC	640,415	10,772,842
DSG International PLC	424,986	1,501,323
Electrocomponents PLC	147,901	633,953
EMAP PLC	62,390	982,575
EMI Group PLC	180,931	1,016,472
Enterprise Inns PLC	80,006	1,402,804
FirstGroup PLC	95,053	824,527
FKI PLC	146,433	289,794
Friends Provident PLC	488,844	1,616,153
Gallaher Group PLC	144,598	2,259,878
GKN PLC	164,049	828,328
GlaxoSmithKline PLC	1,311,291	36,646,257
Group 4 Securicor PLC	253,597	786,815
GUS PLC	196,712	3,514,585
Hammerson PLC	65,693	1,438,589
Hanson PLC	155,241	1,884,982
Hays PLC	362,963	906,280
HBOS PLC	867,221	15,077,305
HSBC Holdings PLC	2,575,606	45,326,720
IMI PLC	79,639	735,377
Imperial Chemical Industries PLC	266,075	1,786,392
Imperial Tobacco Group PLC	158,544	4,894,093
Intercontinental Hotels Group PLC	88,309	1,544,303
International Power PLC	336,172	1,768,927
Invensys PLC(2)	1,833,532	652,808
Invensys PLC New(4)	569,143	202,637
ITV PLC	929,978	1,857,644
J Sainsbury PLC	294,701	1,823,240
Johnson Matthey PLC	46,976	1,152,957
Kesa Electricals PLC	117,581	628,494
Kingfisher PLC	549,399	2,423,496
Ladbrokes PLC	124,863	941,082
Land Securities Group PLC	103,494	3,434,027
Legal & General Group PLC	1,435,704	3,405,559
Lloyds TSB Group PLC	1,261,012	12,396,200
LogicaCMG PLC	253,230	817,291
Lonmin PLC	34,131	1,775,762
Man Group PLC	70,831	3,338,020
Marks & Spencer Group PLC	381,313	4,139,861
Misys PLC	118,174	469,923
Mitchells & Butlers PLC	115,605	1,102,228
National Grid PLC	604,449	6,540,058
Next PLC	55,784	1,683,821
Northern Rock PLC	94,686	1,751,265
Old Mutual PLC	1,205,962	3,641,270
Pearson PLC	182,766	2,489,627

Persimmon PLC	66,060	1,507,717
Provident Financial PLC	67,895	772,287
Prudential Corp. PLC	533,618	6,030,284
Rank Group PLC	156,709	578,233
Reckitt Benckiser PLC	136,157	5,086,949
Reed International PLC	293,233	2,961,226
Rentokil Initial PLC	413,609	1,193,385
Reuters Group PLC	307,546	2,189,964
Rexam PLC	124,780	1,218,555
Rio Tinto PLC	239,651	12,672,418
Rolls-Royce Group PLC(2)	405,535	3,105,237
Royal & Sun Alliance Insurance Group PLC	652,526	1,623,253
Royal Bank of Scotland Group PLC	714,916	23,510,012
Royal Dutch Shell PLC Class A	884,837	29,785,215
Royal Dutch Shell PLC Class B	625,001	21,859,404
SABMiller PLC	187,170	3,373,527
Sage Group PLC	296,903	1,267,133
Schroders PLC	27,525	514,180
Scottish & Newcastle PLC	162,948	1,536,287
Scottish & Southern Energy PLC	188,271	4,007,973
Scottish Power PLC	330,590	3,564,711
Severn Trent PLC	77,070	1,667,774
Shire PLC	113,770	1,660,240
Slough Estates PLC	94,686	1,070,899
Smith & Nephew PLC	206,621	1,591,679
Smith WH PLC	45,946	413,850
Smiths Group PLC	124,413	2,050,263
Spirent Communications PLC(2)	228,274	158,327
Standard Chartered PLC	272,681	6,657,250
Tate & Lyle PLC	108,999	1,220,683
Tesco PLC	1,766,371	10,911,752
3i Group PLC	121,844	2,031,588
TI Automotive Ltd.(2)(4)	3,861	—
Tomkins PLC	195,244	1,039,104
Trinity Mirror PLC	64,592	582,995
Unilever PLC	293,306	6,596,607
United Business Media PLC	62,757	751,568
United Utilities PLC	194,877	2,312,189
Vodafone Group PLC	13,645,427	29,086,679
Whitbread PLC	48,976	1,056,208
William Hill PLC	107,164	1,241,755
William Morrison Supermarkets PLC	534,352	1,922,264
Wolseley PLC	131,753	2,907,147
WPP Group PLC	282,590	3,420,838
Xstrata PLC	86,612	3,283,961
Yell Group PLC	181,633	1,718,330

		605,310,364

TOTAL COMMON STOCKS
(Cost: $1,271,356,036)		1,651,357,190

Security	Shares	Value
PREFERRED STOCKS—0.21%

GERMANY—0.21%
Henkel KGaA	13,212	1,509,605
Porsche AG	1,997	1,929,832

		3,439,437

TOTAL PREFERRED STOCKS
(Cost: $2,258,403)		3,439,437

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.78%

CERTIFICATES OF DEPOSIT(5)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$11,854	11,854
Fortis Bank NY
4.43%, 07/20/06	29,620	29,620
Societe Generale
5.33%, 12/08/06	118,536	118,536
Toronto-Dominion Bank
3.94%, 07/10/06	59,268	59,268
Washington Mutual Bank
5.28%, 08/07/06	59,268	59,268
Wells Fargo Bank N.A.
4.78%, 12/05/06	94,829	94,829

		373,375
COMMERCIAL PAPER(5)—0.17%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(6)	330,927	329,065
ASAP Funding Ltd.
5.21%, 08/08/06(6)	56,897	56,601
Barton Capital Corp.
5.29%, 08/01/06(6)	113,308	112,825
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(6)	45,044	44,938
CC USA Inc.
5.03%, 10/24/06(6)	23,707	23,333
Chariot Funding LLC
5.30%, 07/28/06(6)	89,299	88,971
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(6)	260,027	259,953
Curzon Funding LLC
5.30%, 07/31/06(6)	118,536	118,048
Edison Asset Securitization LLC
5.22%, 12/11/06(6)	87,447	85,405
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(6)	250,910	250,031
Five Finance Inc.
5.19%, 12/01/06(6)	53,341	52,180
General Electric Capital Services Inc.
5.22%, 12/11/06	11,854	11,577
Govco Inc.
5.22%, 08/03/06(6)	118,536	118,003
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(6)	40,302	39,676
Jupiter Securitization Corp.
5.29%, 07/27/06(6)	29,634	29,530
Kitty Hawk Funding Corp.
5.24%, 07/20/06(6)	109,030	108,760
Landale Funding LLC
5.30%, 08/15/06(6)	130,390	129,564
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(6)	183,530	182,134

Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(6)	119,722	119,371
Prudential Funding LLC
5.22%, 07/31/06	59,268	59,028
Ranger Funding Co. LLC
5.24%, 07/20/06(6)	118,536	118,243
Regency Markets No. 1 LLC
5.10%, 07/07/06(6)	138,888	138,809
Scaldis Capital LLC
5.30%, 07/25/06(6)	74,093	73,853
Sydney Capital Corp.
5.10%, 07/07/06(6)	129,667	129,593
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(6)	144,886	144,527

		2,824,018
MEDIUM-TERM NOTES(5)—0.02%
Bank of America N.A.
5.28%, 04/20/07	29,634	29,634
Dorada Finance Inc.
3.93%, 07/07/06(6)	36,746	36,746
K2 USA LLC
3.94%, 07/07/06(6)	71,122	71,122
Marshall & Ilsley Bank
5.18%, 12/15/06	118,536	118,721
Sigma Finance Inc.
5.13%, 03/30/07(6)	41,488	41,488
US Bank N.A.
2.85%, 11/15/06	23,707	23,546

		321,257
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(3)(7)	2,579	2,579

		2,579
REPURCHASE AGREEMENTS(5)—0.14%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $237,179(collateralized by non-U.S. Government debt securities, value $244,522, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$237,073	237,073
Bear Stearns Companies Inc.(The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $177,884(collateralized by non-U.S. Government debt securities, value $195,858, 2.12% to 6.47%, 11/25/34 to 12/25/42).	177,804	177,804
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $237,179(collateralized by non-U.S. Government debt securities, value $243,507, 5.36% to 6.00%, 12/25/35 to 12/25/42).	237,073	237,073
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $296,473(collateralized by non-U.S. Government debt securities, value $331,642, 0.00% to 10.00%, 6/1/28 to 12/15/35).	296,341	296,341

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $71,154(collateralized by non-U.S. Government debt securities, value $80,513, 0.00% to 10.00%, 9/10/34 to 5/9/36).	71,122	71,122
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $118,589 (collateralized by non-U.S. Government debt securities, value $121,074, 5.22% to 5.42%, 7/3/06).	118,536	118,536
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $189,744(collateralized by non-U.S. Government debt securities, value $199,416, 0.00% to 10.00%, 1/1/10 to 6/6/16).	189,658	189,658
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $118,589(collateralized by non-U.S. Government debt securities, value $122,263, 6.38% to 8.49%, 1/7/09 to 2/23/36).	118,536	118,536
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $118,589(collateralized by non-U.S. Government debt securities, value $122,265, 0.07% to 7.75%, 2/22/11 to 12/15/45).	118,536	118,536
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $237,179(collateralized by non-U.S. Government debt securities, value $249,272, 0.00% to 8.57%, 6/25/23 to 4/25/46).	237,073	237,073
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $118,589 (collateralized by non-U.S. Government debt securities, value $124,743, 3.79% to 7.22%, 5/15/07 to 3/15/42).	118,536	118,536
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $41,507 (collateralized by non-U.S. Government debt securities, value $43,919, 0.00% to 10.00%, 7/3/06 to 6/30/36).	41,488	41,488
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $87,280 (collateralized by non-U.S. Government debt securities, value $87,838, 0.00% to 10.00%, 7/3/06 to 6/30/36).(8)	82,975	82,975
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $237,179 (collateralized by non-U.S. Government debt securities, value $249,270, 0.00% to 10.00%, 1/1/10 to 5/6/16).	237,073	237,073

		2,281,824
TIME DEPOSITS(5)—0.07%
ABN Amro Bank NV
5.30%, 07/03/06	118,536	118,536
KBC Bank NV
5.32%, 07/03/06	355,609	355,609
Societe Generale
5.32%, 07/03/06	296,341	296,341
UBS AG
5.25%-5.34%, 07/03/06	341,751	341,751

		1,112,237

VARIABLE & FLOATING RATE NOTES(5)—0.36%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(6)	303,453	303,495
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	88,902	88,902
American Express Centurion Bank
5.34%, 07/19/07	130,390	130,546
American Express Credit Corp.
5.23%, 07/05/07	35,561	35,584
ASIF Global Financing
5.17%, 05/03/07(6)	11,854	11,859
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(6)	77,049	77,049
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(6)	201,512	201,511
BMW US Capital LLC
5.20%, 07/13/07(6)	118,536	118,536
BNP Paribas
5.14%, 05/18/07(6)	219,292	219,292
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(6)	86,531	86,532
Commodore CDO Ltd.
5.38%, 06/12/07(6)	29,634	29,634
Credit Agricole SA
5.31%, 07/23/07	118,536	118,536
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(6)	118,536	118,536
DEPFA Bank PLC
5.37%, 06/15/07	118,536	118,536
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(6)	136,317	136,327
Eli Lilly Services Inc.
5.08%, 06/29/07(6)	118,536	118,536
Fifth Third Bancorp
5.28%, 06/22/07(6)	237,073	237,073
First Tennessee Bank N.A.
5.21%, 08/25/06	35,561	35,561
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(6)	88,902	88,894
General Electric Capital Corp.
5.25%, 04/09/07	53,341	53,370
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	177,804	177,837
HBOS Treasury Services PLC
5.53%, 04/24/07(6)	118,536	118,536
JP Morgan Chase & Co.
5.12%, 07/02/07	88,902	88,902
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(6)	177,804	177,800
Leafs LLC
5.27%, 01/22/07-02/20/07(6)	123,873	123,873
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	148,170	148,122
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(6)	130,390	130,379
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(6)	57,607	57,607
Marshall & Ilsley Bank
5.18%, 07/13/07	65,195	65,195

Metropolitan Life Global Funding I
5.15%, 07/06/07(6)	177,804	177,804
Mortgage Interest Networking Trust
5.54%, 08/25/06(6)	14,936	14,941
Mound Financing PLC
5.11%, 05/08/07(6)	111,424	111,424
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(6)	118,536	118,529
National City Bank of Indiana
5.17%, 05/21/07	59,268	59,273
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(6)	320,048	320,057
Newcastle Ltd.
5.34%, 04/24/07(6)	41,784	41,774
Northern Rock PLC
5.17%, 05/03/07(6)	142,244	142,247
Principal Life Global Funding I
5.63%, 02/08/07	53,341	53,492
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(6)	88,902	88,898
Sigma Finance Inc.
5.51%, 06/18/07(6)	97,200	97,200
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(6)	118,536	118,536
Strips III LLC
5.37%, 07/24/06(6)	27,710	27,710
SunTrust Bank
5.08%, 05/01/07	118,536	118,542
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(6)	224,034	224,011
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(6)	165,951	165,950
US Bank N.A.
5.28%, 09/29/06	53,341	53,338
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(6)	189,753	189,753
Wachovia Bank N.A.
5.36%, 05/22/07	237,073	237,073
Wells Fargo & Co.
5.19%, 07/13/07(6)	59,268	59,272
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(6)	106,683	106,681
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(6)	117,232	116,848
Wind Master Trust
5.32%, 08/25/06-09/25/06(6)	40,034	40,034

		6,099,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,015,237)		13,015,237

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $1,286,629,676)		1,667,811,864
Other Assets, Less Liabilities—0.04%		650,019

NET ASSETS—100.00%		$1,668,461,883

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Affiliated issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.68%

AUSTRALIA—0.98%
BHP Billiton Ltd.	210,700	$4,539,647

		4,539,647
BELGIUM—0.56%
Fortis	75,740	2,578,013

		2,578,013
CANADA—0.35%
Alcan Inc.	22,552	1,058,591
Nortel Networks Corp.(1)	258,300	576,013

		1,634,604
FINLAND—1.04%
Nokia OYJ ADR	238,140	4,824,716

		4,824,716
FRANCE—7.85%
Alcatel SA(1)	81,760	1,037,061
AXA	98,140	3,219,989
BNP Paribas	47,736	4,568,667
Carrefour SA	35,280	2,067,878
France Telecom SA	98,280	2,112,441
L’Oreal SA	16,100	1,520,296
LVMH Moet Hennessy Louis Vuitton SA	14,840	1,472,473
Sanofi-Aventis	57,120	5,572,684
Suez SA	72,380	3,007,832
Total SA	142,800	9,394,318
Vivendi Universal SA	65,100	2,280,779

		36,254,418
GERMANY—5.71%
Allianz AG	23,660	3,736,833
BASF AG	29,540	2,371,283
Bayer AG	41,720	1,917,229
DaimlerChrysler AG Registered	59,080	2,918,212
Deutsche Bank AG	31,080	3,497,159
Deutsche Telekom AG	151,900	2,443,375
E.ON AG	39,620	4,560,423
Siemens AG	46,620	4,055,313
Volkswagen AG	12,788	896,546

		26,396,373
ITALY—0.51%
Assicurazioni Generali SpA	64,400	2,345,187

		2,345,187

JAPAN—5.64%
Bridgestone Corp.	32,500	626,886
Canon Inc.	65,850	3,231,584
Fuji Photo Film Co. Ltd.	28,000	940,559
Hitachi Ltd.	162,000	1,071,355
Honda Motor Co. Ltd.	87,600	2,781,682
Matsushita Electric Industrial Co. Ltd.	140,000	2,957,617
Nissan Motor Co. Ltd.	140,000	1,530,858
Seven & I Holdings Co. Ltd.	42,020	1,385,780
Sony Corp.	56,000	2,473,866
Toshiba Corp.	152,000	993,255
Toyota Motor Corp.	154,000	8,069,457

		26,062,899
NETHERLANDS—3.01%
ABN AMRO Holding NV	111,440	3,047,920
Aegon NV	71,400	1,220,622
ING Groep NV	127,260	5,000,416
Koninklijke Philips Electronics NV NYS	75,740	2,358,544
Unilever NV NYS	101,640	2,291,982

		13,919,484
SOUTH KOREA—1.04%
Samsung Electronics Co. Ltd. GDR(2)	15,260	4,795,455

		4,795,455
SPAIN—3.40%
Banco Bilbao Vizcaya Argentaria SA	195,720	4,024,139
Banco Santander Central Hispano SA	365,960	5,343,815
Repsol YPF SA	57,960	1,659,335
Telefonica SA	282,380	4,701,069

		15,728,358
SWEDEN—0.64%
Telefonaktiebolaget LM Ericsson AB ADR	88,900	2,937,256

		2,937,256
SWITZERLAND—6.12%
Credit Suisse Group	72,380	4,041,463
Nestle SA	23,520	7,372,800
Novartis AG	158,900	8,587,086
Swiss Reinsurance Co.	19,418	1,354,505
UBS AG Registered	63,140	6,906,743

		28,262,597
UNITED KINGDOM—15.22%
AstraZeneca PLC	90,720	5,476,704
Barclays PLC(3)	372,400	4,232,507
BP PLC	1,183,840	13,805,247
Diageo PLC	168,280	2,830,748
GlaxoSmithKline PLC	336,560	9,405,742
HSBC Holdings PLC	658,000	11,579,792
Reuters Group PLC	85,960	612,101
Royal Dutch Shell PLC Class A ADR	113,179	7,580,729
Royal Dutch Shell PLC Class B	158,060	5,528,147
Standard Chartered PLC	72,240	1,763,672
Vodafone Group PLC	3,533,320	7,531,647

		70,347,036
UNITED STATES—47.61%
Altria Group Inc.	121,100	8,892,373
American International Group Inc.	150,640	8,895,292

Bristol-Myers Squibb Co.	113,400	2,932,524
Chevron Corp.	128,660	7,984,640
Citigroup Inc.	289,240	13,952,938
Coca-Cola Co. (The)	119,700	5,149,494
Colgate-Palmolive Co.	30,240	1,811,376
Dell Inc.(1)	136,360	3,328,548
Dow Chemical Co. (The)	56,140	2,191,144
Du Pont (E.I.) de Nemours and Co.	54,740	2,277,184
EMC Corp.(1)	140,280	1,538,872
Exxon Mobil Corp.	355,040	21,781,704
Ford Motor Co.	107,240	743,173
General Electric Co.	604,380	19,920,365
General Motors Corp.(4)	31,500	938,385
Hewlett-Packard Co.	162,120	5,135,962
Intel Corp.	340,340	6,449,443
International Business Machines Corp.	90,580	6,958,356
Johnson & Johnson	173,180	10,376,946
JP Morgan Chase & Co.	201,600	8,467,200
Kimberly-Clark Corp.	27,020	1,667,134
Lucent Technologies Inc.(1)	257,600	623,392
McDonald’s Corp.	72,800	2,446,080
Merck & Co. Inc.	126,280	4,600,380
Microsoft Corp.	513,800	11,971,540
Morgan Stanley	62,300	3,937,983
News Corp. Class A	143,640	2,755,015
Nike Inc. Class B	11,060	895,860
PepsiCo Inc.	96,040	5,766,242
Pfizer Inc.	427,560	10,034,833
Procter & Gamble Co.	191,240	10,632,944
Texas Instruments Inc.	92,960	2,815,758
3M Co.	44,240	3,573,265
Time Warner Inc.	268,100	4,638,130
Tyco International Ltd.	117,740	3,237,850
United Technologies Corp.	58,660	3,720,217
Wal-Mart Stores Inc.	144,480	6,959,602

		220,002,144

TOTAL COMMON STOCKS
(Cost: $427,360,158)		460,628,187

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.04%

CERTIFICATES OF DEPOSIT(5)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$86	86
Fortis Bank NY
4.43%, 07/20/06	214	214
Societe Generale
5.33%, 12/08/06	858	858
Toronto-Dominion Bank
3.94%, 07/10/06	429	429
Washington Mutual Bank
5.28%, 08/07/06	429	429
Wells Fargo Bank N.A.
4.78%, 12/05/06	686	686

		2,702

COMMERCIAL PAPER(5)—0.01%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(2)	2,395	2,384
ASAP Funding Ltd.
5.21%, 08/08/06(2)	412	410
Barton Capital Corp.
5.29%, 08/01/06(2)	820	817
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(2)	326	325
CC USA Inc.
5.03%, 10/24/06(2)	172	169
Chariot Funding LLC
5.30%, 07/28/06(2)	646	644
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(2)	1,882	1,882
Curzon Funding LLC
5.30%, 07/31/06(2)	858	854
Edison Asset Securitization LLC
5.22%, 12/11/06(2)	633	618
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(2)	1,816	1,810
Five Finance Inc.
5.19%, 12/01/06(2)	386	378
General Electric Capital Services Inc.
5.22%, 12/11/06	86	84
Govco Inc.
5.22%, 08/03/06(2)	858	854
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(2)	292	287
Jupiter Securitization Corp.
5.29%, 07/27/06(2)	215	214
Kitty Hawk Funding Corp.
5.24%, 07/20/06(2)	789	787
Landale Funding LLC
5.30%, 08/15/06(2)	944	938
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(2)	1,328	1,319
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(2)	867	864
Prudential Funding LLC
5.22%, 07/31/06	429	427
Ranger Funding Co. LLC
5.24%, 07/20/06(2)	858	856
Regency Markets No. 1 LLC
5.10%, 07/07/06(2)	1,005	1,005
Scaldis Capital LLC
5.30%, 07/25/06(2)	536	535
Sydney Capital Corp.
5.10%, 07/07/06(2)	939	938
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(2)	1,049	1,046

		20,445
MEDIUM-TERM NOTES(5)—0.00%
Bank of America N.A.
5.28%, 04/20/07	215	214
Dorada Finance Inc.
3.93%, 07/07/06(2)	266	266
K2 USA LLC
3.94%, 07/07/06(2)	515	515
Marshall & Ilsley Bank
5.18%, 12/15/06	858	859

Sigma Finance Inc.
5.13%, 03/30/07(2)	300	300
US Bank N.A.
2.85%, 11/15/06	172	170

		2,324
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(3)(6)	92,809	92,809

		92,809
REPURCHASE AGREEMENTS(5)—0.00%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,717 (collateralized by non-U.S. Government debt securities, value $1,770, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,716	1,716
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,288 (collateralized by non-U.S. Government debt securities, value $1,418, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,287	1,287
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,717 (collateralized by non-U.S. Government debt securities, value $1,763, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,716	1,716
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,146 (collateralized by non-U.S. Government debt securities, value $2,401, 0.00% to 10.00%, 6/1/28 to 12/15/35).	2,145	2,145
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $515 (collateralized by non-U.S. Government debt securities, value $583, 0.00% to 10.00%, 9/10/34 to 5/9/36).	515	515
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $858 (collateralized by non-U.S. Government debt securities, value $876, 5.22% to 5.42%, 7/3/06).	858	858
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,374 (collateralized by non-U.S. Government debt securities, value $1,443, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,373	1,373
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,717 (collateralized by non-U.S. Government debt securities, value $1,804, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,716	1,716
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $858 (collateralized by non-U.S. Government debt securities, value $885, 0.07% to 7.75%, 2/22/11 to 12/15/45).	858	858

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $858 (collateralized by non-U.S. Government debt securities, value $885, 6.38% to 8.49%, 1/7/09 to 2/23/36).	858	858
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $858 (collateralized by non-U.S. Government debt securities, value $903, 3.79% to 7.22%, 5/15/07 to 3/15/42).	858	858
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $300 (collateralized by non-U.S. Government debt securities, value $318, 0.00% to 10.00%, 7/3/06 to 6/30/36).	300	300
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $632 (collateralized by non-U.S. Government debt securities, value $636, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	601	601
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,717 (collateralized by non-U.S. Government debt securities, value $1,804, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,716	1,716

		16,517
TIME DEPOSITS(5)—0.00%
ABN Amro Bank NV
5.30%, 07/03/06	858	858
KBC Bank NV
5.32%, 07/03/06	2,574	2,574
Societe Generale
5.32%, 07/03/06	2,145	2,145
UBS AG
5.25%-5.34%, 07/03/06	2,474	2,474

		8,051
VARIABLE & FLOATING RATE NOTES(5)—0.01%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(2)	2,197	2,197
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	644	643
American Express Centurion Bank
5.34%, 07/19/07	944	945
American Express Credit Corp.
5.23%, 07/05/07	257	258
ASIF Global Financing
5.17%, 05/03/07(2)	86	86
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(2)	558	558
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(2)	1,459	1,458
BMW US Capital LLC
5.20%, 07/13/07(2)	858	858
BNP Paribas
5.14%, 05/18/07(2)	1,587	1,587
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(2)	626	627
Commodore CDO Ltd.
5.38%, 06/12/07(2)	215	214

Credit Agricole SA
5.31%, 07/23/07	858	858
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(2)	858	858
DEPFA Bank PLC
5.37%, 06/15/07	858	858
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(2)	987	987
Eli Lilly Services Inc.
5.08%, 06/29/07(2)	858	858
Fifth Third Bancorp
5.28%, 06/22/07(2)	1,716	1,716
First Tennessee Bank N.A.
5.21%, 08/25/06	257	257
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(2)	644	643
General Electric Capital Corp.
5.25%, 04/09/07	386	386
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	1,287	1,287
HBOS Treasury Services PLC
5.53%, 04/24/07(2)	858	858
JP Morgan Chase & Co.
5.12%, 07/02/07	644	644
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(2)	1,287	1,287
Leafs LLC
5.27%, 01/22/07-02/20/07(2)	897	897
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,073	1,072
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(2)	944	944
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(2)	417	417
Marshall & Ilsley Bank
5.18%, 07/13/07	472	472
Metropolitan Life Global Funding I
5.15%, 07/06/07(2)	1,287	1,287
Mortgage Interest Networking Trust
5.54%, 08/25/06(2)	108	108
Mound Financing PLC
5.11%, 05/08/07(2)	807	807
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(2)	858	858
National City Bank of Indiana
5.17%, 05/21/07	429	429
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(2)	2,317	2,317
Newcastle Ltd.
5.34%, 04/24/07(2)	302	302
Northern Rock PLC
5.17%, 05/03/07(2)	1,030	1,030
Principal Life Global Funding I
5.63%, 02/08/07	386	387
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(2)	644	643
Sigma Finance Inc.
5.51%, 06/18/07(2)	704	704
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(2)	858	858
Strips III LLC
5.37%, 07/24/06(2)	201	201

SunTrust Bank
5.08%, 05/01/07	858	858
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(2)	1,622	1,621
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(2)	1,201	1,201
US Bank N.A.
5.28%, 09/29/06	386	386
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(2)	1,374	1,374
Wachovia Bank N.A.
5.36%, 05/22/07	1,716	1,716
Wells Fargo & Co.
5.19%, 07/13/07(2)	429	429
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(2)	772	772
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(2)	849	845
Wind Master Trust
5.32%, 08/25/06-09/25/06(2)	290	290

		44,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,001)		187,001

TOTAL INVESTMENTS IN SECURITIES—99.72%
(Cost: $427,547,159)		460,815,188
Other Assets, Less Liabilities—0.28%		1,279,539

NET ASSETS—100.00%		$462,094,727

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(3)	Affiliated issuer. See Note 2.
(4)	All or a portion of this security represents a security on loan. See Note 3.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—98.48%

ARGENTINA—0.46%
Petrobras Energia Participaciones SA ADR(1)	18,084	$202,541
Tenaris SA ADR	78,114	3,162,836

		3,365,377
AUSTRALIA—0.70%
Origin Energy Ltd.	198,306	1,084,359
Santos Ltd.	110,814	996,184
Woodside Petroleum Ltd.	93,564	3,058,588

		5,139,131
AUSTRIA—0.23%
OMV AG	28,290	1,683,854

		1,683,854
CANADA—9.79%
Cameco Corp.	98,394	3,934,521
Canadian Natural Resources Ltd.	168,774	9,366,722
Enbridge Inc.	95,220	2,908,572
EnCana Corp.	255,714	13,515,753
Husky Energy Inc.	51,632	3,252,709
Imperial Oil Ltd.	90,127	3,304,900
Nexen Inc.	67,620	3,824,564
Petro-Canada	140,589	6,695,075
Suncor Energy Inc.	170,430	13,844,660
Talisman Energy Inc.	413,738	7,247,205
TransCanada Corp.	123,786	3,545,170

		71,439,851
CHINA—1.00%
PetroChina Co. Ltd. ADR	67,758	7,315,831

		7,315,831
FRANCE—6.82%
Total SA	757,015	49,801,400

		49,801,400
HONG KONG—0.41%
CNOOC Ltd.	3,726,000	2,974,276

		2,974,276
ITALY—3.25%
Eni SpA	804,678	23,695,602

		23,695,602
JAPAN—0.54%
Nippon Oil Corp.	337,000	2,464,524
TonenGeneral Sekiyu K.K.(2)	141,000	1,450,518

		3,915,042

NORWAY—2.08%
Norsk Hydro ASA ADR	358,524	9,576,176
Statoil ASA ADR	195,242	5,568,302

		15,144,478
SPAIN—1.15%
Repsol YPF SA	47,886	1,370,927
Repsol YPF SA ADR	251,574	7,059,166

		8,430,093
UNITED KINGDOM—22.03%
BG Group PLC	1,368,270	18,284,190
BP PLC	6,345,102	73,992,853
Royal Dutch Shell PLC Class A	1,178,244	39,661,826
Royal Dutch Shell PLC Class B	823,446	28,800,016

		160,738,885
UNITED STATES—50.02%
Anadarko Petroleum Corp.	148,548	7,084,254
Apache Corp.	102,534	6,997,945
Baker Hughes Inc.	105,156	8,607,019
BJ Services Co.	100,602	3,748,431
Chesapeake Energy Corp.	116,058	3,510,754
Chevron Corp.	688,068	42,701,500
ConocoPhillips	507,840	33,278,755
CONSOL Energy Inc.	37,812	1,766,577
Devon Energy Corp.	139,746	8,442,056
El Paso Corp.	215,694	3,235,410
EOG Resources Inc.	52,302	3,626,621
Exxon Mobil Corp.	1,900,950	116,623,282
Halliburton Co.	161,322	11,971,706
Hess Corp.	100,050	5,287,642
Kerr-McGee Corp.	65,136	4,517,182
Kinder Morgan Inc.	29,670	2,963,736
Marathon Oil Corp.	120,545	10,041,399
Murphy Oil Corp.	48,990	2,736,581
Nabors Industries Ltd.(1)	100,050	3,380,690
National Oilwell Varco Inc.(1)	55,476	3,512,740
Noble Corp.	44,298	3,296,657
Occidental Petroleum Corp.	149,900	15,372,245
Rowan Companies Inc.	33,120	1,178,741
Schlumberger Ltd.	369,678	24,069,735
Sunoco Inc.	26,132	1,810,686
Transocean Inc.(1)	101,430	8,146,858
Valero Energy Corp.	190,578	12,677,249
Weatherford International Ltd.(1)	106,398	5,279,469
Williams Companies Inc.	185,472	4,332,626
XTO Energy Inc.	108,192	4,789,660

		364,988,206

TOTAL COMMON STOCKS
(Cost: $622,867,047)		718,632,026

Security	Shares	Value
PREFERRED STOCKS—1.42%

BRAZIL—1.42%
Petroleo Brasileiro SA ADR	129,720	10,356,845

		10,356,845

TOTAL PREFERRED STOCKS
(Cost: $6,815,452)		10,356,845

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.13%

CERTIFICATES OF DEPOSIT(3)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$590	590
Fortis Bank NY
4.43%, 07/20/06	1,475	1,475
Societe Generale
5.33%, 12/08/06	5,903	5,903
Toronto-Dominion Bank
3.94%, 07/10/06	2,951	2,951
Washington Mutual Bank
5.28%, 08/07/06	2,951	2,951
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,722	4,722

		18,592
COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	16,479	16,382
ASAP Funding Ltd.
5.21%, 08/08/06(4)	2,833	2,819
Barton Capital Corp.
5.29%, 08/01/06(4)	5,642	5,618
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	2,243	2,238
CC USA Inc.
5.03%, 10/24/06(4)	1,181	1,162
Chariot Funding LLC
5.30%, 07/28/06(4)	4,447	4,431
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	12,949	12,945
Curzon Funding LLC
5.30%, 07/31/06(4)	5,903	5,878
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	4,355	4,253
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	12,495	12,451
Five Finance Inc.
5.19%, 12/01/06(4)	2,656	2,598
General Electric Capital Services Inc.
5.22%, 12/11/06	590	576
Govco Inc.
5.22%, 08/03/06(4)	5,903	5,876
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	2,007	1,976
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	1,476	1,470
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	5,429	5,416
Landale Funding LLC
5.30%, 08/15/06(4)	6,493	6,452

Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	9,139	9,070
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	5,962	5,945
Prudential Funding LLC
5.22%, 07/31/06	2,951	2,939
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	5,903	5,888
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	6,916	6,912
Scaldis Capital LLC
5.30%, 07/25/06(4)	3,690	3,678
Sydney Capital Corp.
5.10%, 07/07/06(4)	6,457	6,453
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	7,215	7,197

		140,623
MEDIUM-TERM NOTES(3)—0.00%
Bank of America N.A.
5.28%, 04/20/07	1,476	1,476
Dorada Finance Inc.
3.93%, 07/07/06(4)	1,830	1,830
K2 USA LLC
3.94%, 07/07/06(4)	3,542	3,542
Marshall & Ilsley Bank
5.18%, 12/15/06	5,903	5,912
Sigma Finance Inc.
5.13%, 03/30/07(4)	2,066	2,066
US Bank N.A.
2.85%, 11/15/06	1,181	1,173

		15,999
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	297,096	297,096

		297,096
REPURCHASE AGREEMENTS(3)—0.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $11,811 (collateralized by non-U.S. Government debt securities, value $12,177, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$11,806	11,806
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $8,858 (collateralized by non-U.S. Government debt securities, value $9,753, 2.12% to 6.47%, 11/25/34 to 12/25/42).	8,854	8,854
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $11,811 (collateralized by non-U.S. Government debt securities, value $12,126, 5.36% to 6.00%, 12/25/35 to 12/25/42).	11,806	11,806

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $14,764 (collateralized by non-U.S. Government debt securities, value $16,515, 0.00% to 10.00%, 6/1/28 to 12/15/35).	14,757	14,757
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $3,544 (collateralized by non-U.S. Government debt securities, value $4,009, 0.00% to 10.00%, 9/10/34 to 5/9/36).	3,542	3,542
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,906 (collateralized by non-U.S. Government debt securities, value $6,029, 5.22% to 5.42%, 7/3/06).	5,903	5,903
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $9,449 (collateralized by non-U.S. Government debt securities, value $9,930, 0.00% to 10.00%, 1/1/10 to 6/6/16).	9,445	9,445
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $11,811 (collateralized by non-U.S. Government debt securities, value $12,413, 0.00% to 8.57%, 6/25/23 to 4/25/46).	11,806	11,806
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,906 (collateralized by non-U.S. Government debt securities, value $6,088, 6.38% to 8.49%, 1/7/09 to 2/23/36).	5,903	5,903
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,906 (collateralized by non-U.S. Government debt securities, value $6,089, 0.07% to 7.75%, 2/22/11 to 12/15/45).	5,903	5,903
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,906 (collateralized by non-U.S. Government debt securities, value $6,212, 3.79% to 7.22%, 5/15/07 to 3/15/42).	5,903	5,903
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,067 (collateralized by non-U.S. Government debt securities, value $2,187, 0.00% to 10.00%, 7/3/06 to 6/30/36).	2,066	2,066
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $4,346 (collateralized by non-U.S. Government debt securities, value $4,374, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	4,132	4,132
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $11,811 (collateralized by non-U.S. Government debt securities, value $12,413, 0.00% to 10.00%, 1/1/10 to 5/6/16).	11,806	11,806

		113,632
TIME DEPOSITS(3)—0.01%
ABN Amro Bank NV
5.30%, 07/03/06	5,903	5,903
KBC Bank NV
5.32%, 07/03/06	17,708	17,708

Societe Generale
5.32%, 07/03/06	14,757	14,757
UBS AG
5.25%-5.34%, 07/03/06	17,018	17,018

		55,386
VARIABLE & FLOATING RATE NOTES(3)—0.04%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	15,111	15,115
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	4,427	4,427
American Express Centurion Bank
5.34%, 07/19/07	6,493	6,501
American Express Credit Corp.
5.23%, 07/05/07	1,771	1,772
ASIF Global Financing
5.17%, 05/03/07(4)	590	591
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	3,837	3,837
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	10,035	10,035
BMW US Capital LLC
5.20%, 07/13/07(4)	5,903	5,903
BNP Paribas
5.14%, 05/18/07(4)	10,920	10,920
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	4,309	4,309
Commodore CDO Ltd.
5.38%, 06/12/07(4)	1,476	1,476
Credit Agricole SA
5.31%, 07/23/07	5,903	5,903
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	5,903	5,903
DEPFA Bank PLC
5.37%, 06/15/07	5,903	5,903
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	6,788	6,789
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	5,903	5,903
Fifth Third Bancorp
5.28%, 06/22/07(4)	11,806	11,806
First Tennessee Bank N.A.
5.21%, 08/25/06	1,771	1,771
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	4,427	4,427
General Electric Capital Corp.
5.25%, 04/09/07	2,656	2,658
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	8,854	8,856
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	5,903	5,903
JP Morgan Chase & Co.
5.12%, 07/02/07	4,427	4,427
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,854	8,854
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	6,169	6,168
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	7,379	7,376
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	6,493	6,492
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	2,869	2,869

Marshall & Ilsley Bank
5.18%, 07/13/07	3,247	3,247
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	8,854	8,854
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	744	744
Mound Financing PLC
5.11%, 05/08/07(4)	5,549	5,549
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	5,903	5,902
National City Bank of Indiana
5.17%, 05/21/07	2,951	2,952
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	15,938	15,938
Newcastle Ltd.
5.34%, 04/24/07(4)	2,081	2,080
Northern Rock PLC
5.17%, 05/03/07(4)	7,083	7,084
Principal Life Global Funding I
5.63%, 02/08/07	2,656	2,664
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	4,427	4,427
Sigma Finance Inc.
5.51%, 06/18/07(4)	4,840	4,840
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	5,903	5,903
Strips III LLC
5.37%, 07/24/06(4)	1,380	1,380
SunTrust Bank
5.08%, 05/01/07	5,903	5,903
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	11,156	11,156
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	8,264	8,264
US Bank N.A.
5.28%, 09/29/06	2,656	2,656
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	9,449	9,449
Wachovia Bank N.A.
5.36%, 05/22/07	11,806	11,806
Wells Fargo & Co.
5.19%, 07/13/07(4)	2,951	2,952
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	5,313	5,312
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	5,838	5,819
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	1,994	1,993

		303,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $945,096)		945,096

TOTAL INVESTMENTS IN SECURITIES—100.03%
(Cost: $630,627,595)		729,933,967
Other Assets, Less Liabilities—(0.03)%		(244,071)

NET ASSETS—100.00%		$729,689,896

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June	30, 2006

Security	Shares	Value
COMMON STOCKS—99.69%

AUSTRALIA—4.59%
AMP Ltd.	55,083	$373,635
Australia & New Zealand Banking Group Ltd.	53,796	1,062,742
AXA Asia Pacific Holdings Ltd.	36,980	172,264
Commonwealth Bank of Australia	37,238	1,228,646
GPT Group	62,909	202,844
Insurance Australia Group Ltd.	51,514	204,757
Lend Lease Corp. Ltd.	13,502	140,338
Macquarie Bank Ltd.	6,754	346,234
Mirvac Group	28,208	91,164
National Australia Bank Ltd.	45,537	1,189,523
Promina Group Ltd.	25,499	106,468
QBE Insurance Group Ltd.	22,876	348,412
St. George Bank Ltd.	16,039	349,501
Stockland Trust Group	37,023	193,094
Suncorp-Metway Ltd.	16,254	233,669
Westfield Group	46,053	592,947
Westpac Banking Corp.	52,890	914,779

		7,751,017
AUSTRIA—0.14%
Erste Bank der Oesterreichischen Sparkassen AG	4,257	239,501

		239,501
BELGIUM—1.47%
Dexia Group	22,833	548,874
Fortis	31,516	1,072,731
Groupe Bruxelles Lambert SA	2,236	234,157
KBC Groupe SA	5,865	629,190

		2,484,952
BRAZIL—0.64%
Banco Bradesco SA ADR	14,362	446,515
Banco Itau Holding Financiera SA ADR	15,050	438,858
Unibanco - Uniao de Bancos Brasileiros SA GDR	2,838	188,415

		1,073,788
CANADA—4.56%
Bank of Montreal	14,061	759,377
Bank of Nova Scotia	28,036	1,114,785
Brascan Corp. Class A	8,514	343,439
Canadian Imperial Bank of Commerce	9,503	638,404
Manulife Financial Corp.	43,524	1,384,267
National Bank of Canada	4,945	253,453
Royal Bank of Canada	36,550	1,489,476
Sun Life Financial Inc.	16,856	672,209
Toronto-Dominion Bank	20,339	1,036,610

		7,692,020

CHILE—0.13%
Banco de Chile ADR	2,774	106,383
Banco Santander Chile SA ADR	2,582	104,158

		210,541
CHINA—0.21%
China Construction Bank Class H	774,000	353,766

		353,766
DENMARK—0.28%
Danske Bank A/S	12,427	472,902

		472,902
FINLAND—0.08%
Sampo OYJ Class A	7,310	139,456

		139,456
FRANCE—3.59%
Assurances Generales de France	2,124	250,537
AXA	44,032	1,444,697
BNP Paribas	22,952	2,196,666
Credit Agricole SA	18,782	714,464
Societe Generale Class A	9,848	1,448,097

		6,054,461
GERMANY—3.25%
Allianz AG	11,696	1,847,253
Commerzbank AG	15,050	547,290
Deutsche Bank AG	14,448	1,625,706
Deutsche Boerse AG	3,139	427,457
Hypo Real Estate Holding AG	3,784	229,776
MLP AG(1)	2,666	54,917
Muenchener Rueckversicherungs-Gesellschaft AG	5,461	745,823

		5,478,222
GREECE—0.24%
National Bank of Greece SA ADR	50,998	407,984

		407,984
HONG KONG—1.01%
BOC Hong Kong Holdings Ltd.	129,000	252,453
Cheung Kong (Holdings) Ltd.	43,000	465,875
Hang Seng Bank Ltd.	25,800	327,192
Sun Hung Kai Properties Ltd.	43,000	438,470
Swire Pacific Ltd. Class A	21,500	221,865

		1,705,855
IRELAND—0.82%
Allied Irish Banks PLC	24,682	594,899
Anglo Irish Bank Corp. PLC	18,318	285,752
Bank of Ireland	28,466	507,753

		1,388,404
ITALY—3.64%
Alleanza Assicurazioni SpA	21,457	243,083
Assicurazioni Generali SpA	30,840	1,123,068
Banca Fideuram SpA	14,663	85,307
Banca Intesa SpA	103,992	609,000

Banca Monte dei Paschi di Siena SpA(1)	31,289	188,036
Banche Popolari Unite Scrl	9,891	255,851
Banco Popolare di Verona e Novara Scrl	11,051	296,031
Capitalia SpA	45,394	372,346
Mediobanca SpA	10,234	200,342
Mediolanum SpA(1)	11,309	79,387
RAS Holding SpA	2,580	64,131
Sanpaolo IMI SpA	30,014	530,759
UniCredito Italiano SpA German	268,535	2,101,377

		6,148,718
JAPAN—9.42%
Acom Co. Ltd.	3,440	186,873
Credit Saison Co. Ltd.	4,300	203,875
Daiwa Securities Group Inc.	43,000	513,073
Millea Holdings Inc.	43	801,207
Mitsubishi Estate Co. Ltd.	42,000	892,796
Mitsubishi UFJ Financial Group	266	3,723,046
Mitsui Fudosan Co. Ltd.	33,000	717,360
Mitsui Sumitomo Insurance Co. Ltd.	43,000	540,533
Mizuho Financial Group Inc.	286	2,424,301
Nikko Cordial Corp.	21,500	275,344
Nomura Holdings Inc.	55,900	1,048,904
ORIX Corp.	1,770	432,765
Promise Co. Ltd.	2,150	124,695
Shinsei Bank Ltd.	43,000	272,711
Sompo Japan Insurance Inc.	38,000	531,864
Sumitomo Mitsui Financial Group Inc.	172	1,820,584
Sumitomo Realty & Development Co. Ltd.	10,000	246,687
Sumitomo Trust & Banking Co. Ltd. (The)	43,000	470,192
T&D Holdings Inc.	6,450	521,913
Takefuji Corp.	2,580	153,922

		15,902,645
NETHERLANDS—2.56%
ABN AMRO Holding NV	52,761	1,443,030
Aegon NV	33,110	566,034
ING Groep NV	59,039	2,319,814

		4,328,878
NORWAY—0.07%
DNB NOR ASA	10,062	124,914

		124,914
PORTUGAL—0.17%
Banco Comercial Portugues SA Class R	83,549	237,162
Banco Espirito Santo SA	4,042	54,474

		291,636
SINGAPORE—0.65%
DBS Group Holdings Ltd.	43,000	492,174
Oversea-Chinese Banking Corp.	43,000	179,467
United Overseas Bank Ltd.	43,000	424,195

		1,095,836
SOUTH KOREA—0.71%
Kookmin Bank ADR(2)	14,362	1,192,908

		1,192,908
SPAIN—3.24%
Banco Bilbao Vizcaya Argentaria SA	97,266	1,999,856

Banco Popular Espanol SA	32,207	479,764
Banco Sabadell SA	6,063	212,030
Banco Santander Central Hispano SA	179,009	2,613,922
Bankinter SA	2,537	163,494

		5,469,066
SWEDEN—1.19%
ForeningsSparbanken AB	13,029	341,847
Investor AB Class B	10,062	184,382
Nordea AB	64,113	765,427
Skandinaviska Enskilda Banken AB Class A	13,717	326,575
Svenska Handelsbanken AB Class A	15,437	397,527

		2,015,758
SWITZERLAND—4.17%
Baloise Holding Registered	1,674	128,386
Credit Suisse Group	33,798	1,887,170
Julius Baer Holding AG	1,892	164,025
Swiss Life Holding	980	229,200
Swiss Reinsurance Co.	9,331	650,885
UBS AG Registered	28,466	3,113,832
Zurich Financial Services AG(2)	3,999	874,883

		7,048,381
UNITED KINGDOM—12.15%
Alliance & Leicester PLC	10,621	229,050
AMVESCAP PLC	26,617	243,809
Aviva PLC	67,037	949,130
Barclays PLC(3)	182,492	2,074,110
British Land Co. PLC	15,308	357,592
Friends Provident PLC	57,835	191,207
Hammerson PLC	8,987	196,803
HBOS PLC	108,489	1,886,165
HSBC Holdings PLC	315,448	5,551,402
Land Securities Group PLC	13,591	450,962
Legal & General Group PLC	176,472	418,600
Lloyds TSB Group PLC	158,068	1,553,865
Man Group PLC	8,960	422,254
Northern Rock PLC	11,223	207,575
Old Mutual PLC	141,556	427,413
Provident Financial PLC	7,783	88,530
Prudential Corp. PLC	67,338	760,970
Royal & Sun Alliance Insurance Group PLC	86,129	214,258
Royal Bank of Scotland Group PLC	90,472	2,975,172
Schroders PLC	4,945	92,375
Slough Estates PLC	12,986	146,872
Standard Chartered PLC	33,841	826,196
3i Group PLC	15,394	256,675

		20,520,985
UNITED STATES—40.71%
ACE Ltd.	8,127	411,145
AFLAC Inc.	14,319	663,686
Allstate Corp. (The)	18,576	1,016,664
Ambac Financial Group Inc.	3,311	268,522
American Express Co.	33,540	1,784,999
American International Group Inc.	69,445	4,100,727
Ameriprise Financial Inc.	6,708	299,646
AmSouth Bancorp	10,234	270,689
AON Corp.	8,876	309,062

Apartment Investment & Management Co. Class A	3,268	141,995
Archstone-Smith Trust	5,160	262,489
Bank of America Corp.	131,673	6,333,471
Bank of New York Co. Inc. (The)	22,790	733,838
BB&T Corp.	15,738	654,543
Bear Stearns Companies Inc. (The)	3,268	457,781
Capital One Financial Corp.	8,342	712,824
Chubb Corp.	10,664	532,134
Cincinnati Financial Corp.	5,220	245,392
CIT Group Inc.	6,020	314,786
Citigroup Inc.	140,438	6,774,729
Comerica Inc.	5,203	270,504
Commerce Bancorp Inc.	3,268	116,570
Compass Bancshares Inc.	3,526	196,046
Countrywide Financial Corp.	17,028	648,426
E*TRADE Financial Corp.(2)	10,879	248,259
Equity Office Properties Trust	12,040	439,580
Equity Residential	7,525	336,593
Federal Home Loan Mortgage Corp.	18,189	1,036,955
Federal National Mortgage Association	26,273	1,263,731
Federated Investors Inc. Class B	2,838	89,397
Fifth Third Bancorp	13,846	511,610
First Horizon National Corp.	4,859	195,332
Franklin Resources Inc.	4,343	377,016
Genworth Financial Inc. Class A	10,320	359,549
Golden West Financial Corp.	7,869	583,880
Goldman Sachs Group Inc. (The)	12,427	1,869,394
Hartford Financial Services Group Inc. (The)	8,385	709,371
Huntington Bancshares Inc.	6,665	157,161
Janus Capital Group Inc.	5,934	106,219
JP Morgan Chase & Co.	98,126	4,121,292
KeyCorp	12,083	431,121
Legg Mason Inc.	3,397	338,069
Lehman Brothers Holdings Inc.	15,050	980,507
Lincoln National Corp.	7,386	416,866
Loews Corp.	11,868	420,721
M&T Bank Corp.	2,924	344,798
Marsh & McLennan Companies Inc.	14,968	402,490
Marshall & Ilsley Corp.	5,977	273,388
MBIA Inc.	4,042	236,659
Mellon Financial Corp.	11,567	398,252
Merrill Lynch & Co. Inc.	24,288	1,689,473
MetLife Inc.	20,855	1,067,985
MGIC Investment Corp.	2,795	181,675
Moody’s Corp.	6,923	377,027
Morgan Stanley	30,616	1,935,237
National City Corp.	17,114	619,356
North Fork Bancorp Inc.	14,362	433,302
Northern Trust Corp.	5,762	318,639
Plum Creek Timber Co. Inc.	5,676	201,498
PNC Financial Services Group	8,127	570,272
Principal Financial Group Inc.	7,826	435,517
Progressive Corp. (The)	16,684	428,946
ProLogis	5,246	273,422
Prudential Financial Inc.	12,642	982,283
Public Storage Inc.	2,107	159,921
Regions Financial Corp.	13,158	435,793
Rowe (T.) Price Group Inc.	7,396	279,643
SAFECO Corp.	3,827	215,651
Schwab (Charles) Corp. (The)	30,745	491,305

Simon Property Group Inc.	4,902	406,572
SLM Corp.	12,212	646,259
Sovereign Bancorp Inc.	11,425	232,040
St. Paul Travelers Companies Inc.	19,479	868,374
State Street Corp.	9,589	557,025
SunTrust Banks Inc.	9,718	741,095
Synovus Financial Corp.	9,374	251,036
Torchmark Corp.	3,182	193,211
U.S. Bancorp	52,589	1,623,948
UNUMProvident Corp.	8,944	162,155
Vornado Realty Trust	3,397	331,377
Wachovia Corp.	44,505	2,406,830
Washington Mutual Inc.	28,294	1,289,641
Wells Fargo & Co.	48,031	3,221,919
XL Capital Ltd. Class A	5,074	311,036
Zions Bancorporation	2,838	221,194

		68,729,535

TOTAL COMMON STOCKS
(Cost: $149,742,459)		168,322,129

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.07%

CERTIFICATES OF DEPOSIT(4)—0.00%
Credit Suisse First Boston NY
5.28%, 04/23/07	$67	67
Fortis Bank NY
4.43%, 07/20/06	168	168
Societe Generale
5.33%, 12/08/06	673	673
Toronto-Dominion Bank
3.94%, 07/10/06	337	337
Washington Mutual Bank
5.28%, 08/07/06	337	337
Wells Fargo Bank N.A.
4.78%, 12/05/06	539	539

		2,121
COMMERCIAL PAPER(4)—0.01%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(5)	1,880	1,872
ASAP Funding Ltd.
5.21%, 08/08/06(5)	323	322
Barton Capital Corp.
5.29%, 08/01/06(5)	644	641
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(5)	256	255
CC USA Inc.
5.03%, 10/24/06(5)	135	133
Chariot Funding LLC
5.30%, 07/28/06(5)	507	505
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(5)	1,477	1,477
Curzon Funding LLC
5.30%, 07/31/06(5)	673	671
Edison Asset Securitization LLC
5.22%, 12/11/06(5)	497	485

Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(5)	1,425	1,420
Five Finance Inc.
5.19%, 12/01/06(5)	303	296
General Electric Capital Services Inc.
5.22%, 12/11/06	67	66
Govco Inc.
5.22%, 08/03/06(5)	673	670
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(5)	229	226
Jupiter Securitization Corp.
5.29%, 07/27/06(5)	168	168
Kitty Hawk Funding Corp.
5.24%, 07/20/06(5)	619	618
Landale Funding LLC
5.30%, 08/15/06(5)	741	736
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(5)	1,042	1,035
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(5)	680	678
Prudential Funding LLC
5.22%, 07/31/06	337	335
Ranger Funding Co. LLC
5.24%, 07/20/06(5)	673	672
Regency Markets No. 1 LLC
5.10%, 07/07/06(5)	789	788
Scaldis Capital LLC
5.30%, 07/25/06(5)	421	420
Sydney Capital Corp.
5.10%, 07/07/06(5)	737	736
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(5)	823	821

		16,046
MEDIUM-TERM NOTES(4)—0.00%
Bank of America N.A.
5.28%, 04/20/07	168	168
Dorada Finance Inc.
3.93%, 07/07/06(5)	209	209
K2 USA LLC
3.94%, 07/07/06(5)	404	404
Marshall & Ilsley Bank
5.18%, 12/15/06	673	674
Sigma Finance Inc.
5.13%, 03/30/07(5)	236	236
US Bank N.A.
2.85%, 11/15/06	135	134

		1,825
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(3)(6)	43,032	43,032

		43,032
REPURCHASE AGREEMENTS(4)—0.01%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,348 (collateralized by non-U.S. Government debt securities, value $1,389, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,347	1,347

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,010 (collateralized by non-U.S. Government debt securities, value $1,113, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,010	1,010
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,348 (collateralized by non-U.S. Government debt securities, value $1,383, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,347	1,347
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,684 (collateralized by non-U.S. Government debt securities, value $1,884, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,683	1,683
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $404 (collateralized by non-U.S. Government debt securities, value $457, 0.00% to 10.00%, 9/10/34 to 5/9/36).	404	404
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $673 (collateralized by non-U.S. Government debt securities, value $688, 5.22% to 5.42%, 7/3/06).	673	673
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,077 (collateralized by non-U.S. Government debt securities, value $1,133, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,077	1,077
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,348 (collateralized by non-U.S. Government debt securities, value $1,416, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,347	1,347
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $673 (collateralized by non-U.S. Government debt securities, value $694, 0.07% to 7.75%, 2/22/11 to 12/15/45).	673	673
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $673 (collateralized by non-U.S. Government debt securities, value $694, 6.38% to 8.49%, 1/7/09 to 2/23/36).	673	673
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $673 (collateralized by non-U.S. Government debt securities, value $709, 3.79% to 7.22%, 5/15/07 to 3/15/42).	673	673
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $236 (collateralized by non-U.S. Government debt securities, value $249, 0.00% to 10.00%, 7/3/06 to 6/30/36).	236	236
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $495 (collateralized by non-U.S. Government debt securities, value $499, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	471	471

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,348 (collateralized by non-U.S. Government debt securities, value $1,416, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,347	1,347

		12,961
TIME DEPOSITS(4)—0.00%
ABN Amro Bank NV
5.30%, 07/03/06	673	673
KBC Bank NV
5.32%, 07/03/06	2,020	2,020
Societe Generale
5.32%, 07/03/06	1,683	1,683
UBS AG
5.25%-5.34%, 07/03/06	1,942	1,942

		6,318
VARIABLE & FLOATING RATE NOTES(4)—0.02%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(5)	1,724	1,723
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	505	505
American Express Centurion Bank
5.34%, 07/19/07	741	742
American Express Credit Corp.
5.23%, 07/05/07	202	202
ASIF Global Financing
5.17%, 05/03/07(5)	67	67
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(5)	438	438
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(5)	1,145	1,144
BMW US Capital LLC
5.20%, 07/13/07(5)	673	673
BNP Paribas
5.14%, 05/18/07(5)	1,246	1,246
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(5)	492	491
Commodore CDO Ltd.
5.38%, 06/12/07(5)	168	168
Credit Agricole SA
5.31%, 07/23/07	673	673
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(5)	673	673
DEPFA Bank PLC
5.37%, 06/15/07	673	673
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(5)	774	774
Eli Lilly Services Inc.
5.08%, 06/29/07(5)	673	673
Fifth Third Bancorp
5.28%, 06/22/07(5)	1,347	1,347
First Tennessee Bank N.A.
5.21%, 08/25/06	202	202
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(5)	505	505
General Electric Capital Corp.
5.25%, 04/09/07	303	303
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	1,010	1,010

HBOS Treasury Services PLC
5.53%, 04/24/07(5)	673	673
JP Morgan Chase & Co.
5.12%, 07/02/07	505	505
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(5)	1,010	1,010
Leafs LLC
5.27%, 01/22/07 - 02/20/07(5)	704	703
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	842	841
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(5)	741	741
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	327	327
Marshall & Ilsley Bank
5.18%, 07/13/07	370	370
Metropolitan Life Global Funding I
5.15%, 07/06/07(5)	1,010	1,010
Mortgage Interest Networking Trust
5.54%, 08/25/06(5)	85	85
Mound Financing PLC
5.11%, 05/08/07(5)	633	633
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(5)	673	673
National City Bank of Indiana
5.17%, 05/21/07	337	337
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(5)	1,818	1,818
Newcastle Ltd.
5.34%, 04/24/07(5)	237	237
Northern Rock PLC
5.17%, 05/03/07(5)	808	808
Principal Life Global Funding I
5.63%, 02/08/07	303	304
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(5)	505	505
Sigma Finance Inc.
5.51%, 06/18/07(5)	552	552
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(5)	673	673
Strips III LLC
5.37%, 07/24/06(5)	157	157
SunTrust Bank
5.08%, 05/01/07	673	673
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(5)	1,273	1,273
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(5)	943	942
US Bank N.A.
5.28%, 09/29/06	303	303
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(5)	1,078	1,078
Wachovia Bank N.A.
5.36%, 05/22/07	1,347	1,347
Wells Fargo & Co.
5.19%, 07/13/07(5)	337	337
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(5)	606	606
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(5)	666	663

Wind Master Trust
5.32%, 08/25/06-09/25/06(5)	227	228

		34,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,947)		116,947

TOTAL INVESTMENTS IN SECURITIES—99.76%
(Cost: $149,859,406)		168,439,076
Other Assets, Less Liabilities—0.24%		398,565

NET ASSETS—100.00%		$168,837,641

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Affiliated issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.79%

AUSTRALIA—0.33%
CSL Ltd.	43,581	$1,740,345

		1,740,345
BELGIUM—0.20%
UCB SA	19,303	1,044,039

		1,044,039
CANADA—0.29%
Biovail Corp.	38,009	890,670
MDS Inc.	34,626	633,612

		1,524,282
DENMARK—0.66%
Novo Nordisk A/S Class B	53,730	3,421,589

		3,421,589
FRANCE—4.77%
Essilor International SA	23,084	2,322,937
Sanofi-Aventis	231,402	22,575,809

		24,898,746
GERMANY—0.48%
Altana AG	16,119	897,796
Fresenius Medical Care AG & Co. KGaA	14,129	1,623,776

		2,521,572
IRELAND—0.32%
Elan Corp. PLC(1)	100,296	1,667,165

		1,667,165
JAPAN—4.80%
Astellas Pharma Inc.	120,035	4,410,156
Daiichi Sanyko Co. Ltd.	164,993	4,546,455
Eisai Co. Ltd.	59,700	2,689,542
Taisho Pharmaceutical Co. Ltd.	34,000	667,716
Takeda Pharmaceutical Co. Ltd.	183,300	11,416,665
Terumo Corp.	39,800	1,329,974

		25,060,508
SWITZERLAND—12.25%
Novartis AG	641,775	34,682,045
Roche Holding AG Bearer	6,116	1,075,917
Roche Holding AG Genusschein	164,573	27,151,186
Serono SA	1,608	1,108,536

		64,017,684

UNITED KINGDOM—12.20%
AstraZeneca PLC	369,344	22,297,043
GlaxoSmithKline PLC	1,362,951	38,089,983
Shire PLC	115,022	1,678,510
Smith & Nephew PLC	220,094	1,695,467

		63,761,003
UNITED STATES—63.49%
Abbott Laboratories	362,578	15,812,027
Aetna Inc.	132,733	5,300,029
Allergan Inc.	34,825	3,735,329
AmerisourceBergen Corp.	50,148	2,102,204
Amgen Inc.(1)	274,222	17,887,501
Applera Corp.-Applied Biosystems Group	44,576	1,442,034
Bard (C.R.) Inc.	25,273	1,851,500
Barr Pharmaceuticals Inc.(1)	24,278	1,157,818
Baxter International Inc.	151,240	5,559,582
Becton, Dickinson & Co.	59,899	3,661,626
Biogen Idec Inc.(1)	80,396	3,724,747
Biomet Inc.	63,282	1,980,094
Boston Scientific Corp.(1)	284,371	4,788,808
Bristol-Myers Squibb Co.	458,098	11,846,414
Cardinal Health Inc.	99,699	6,413,637
Caremark Rx Inc.	106,067	5,289,561
CIGNA Corp.	28,855	2,842,506
Coventry Health Care Inc.(1)	37,014	2,033,549
Express Scripts Inc.(1)	34,029	2,441,240
Fisher Scientific International Inc.(1)	28,656	2,093,321
Forest Laboratories Inc.(1)	78,008	3,018,130
Genzyme Corp.(1)	60,496	3,693,281
Gilead Sciences Inc.(1)	107,858	6,380,879
HCA Inc.	97,510	4,207,556
Health Management Associates Inc. Class A	57,113	1,125,697
Hospira Inc.(1)	37,412	1,606,471
Humana Inc.(1)	37,611	2,019,711
IMS Health Inc.	54,327	1,458,680
Johnson & Johnson	697,097	41,770,052
King Pharmaceuticals Inc.(1)	58,506	994,602
Laboratory Corp. of America Holdings(1)	30,447	1,894,717
Lilly (Eli) & Co.	264,471	14,617,312
Manor Care Inc.	19,104	896,360
McKesson Corp.	70,844	3,349,504
Medco Health Solutions Inc.(1)	70,844	4,057,944
MedImmune Inc.(1)	58,904	1,596,298
Medtronic Inc.	283,376	13,296,002
Merck & Co. Inc.	512,027	18,653,144
Millipore Corp.(1)	12,139	764,636
Mylan Laboratories Inc.	51,342	1,026,840
Patterson Companies Inc.(1)	33,432	1,167,780
PerkinElmer Inc.	30,646	640,501
Pfizer Inc.	1,723,738	40,456,131
Quest Diagnostics Inc.	39,601	2,372,892
Schering-Plough Corp.	345,265	6,570,393
St. Jude Medical Inc.(1)	84,376	2,735,470
Stryker Corp.	71,839	3,025,140
Tenet Healthcare Corp.(1)	109,649	765,350
Thermo Electron Corp.(1)	37,213	1,348,599
UnitedHealth Group Inc.	316,211	14,159,929
Waters Corp.(1)	24,079	1,069,108
Watson Pharmaceuticals Inc.(1)	25,273	588,355
WellPoint Inc.(1)	153,827	11,193,991
Wyeth	313,823	13,936,879
Zimmer Holdings Inc.(1)	58,108	3,295,886

		331,717,747

TOTAL COMMON STOCKS
(Cost: $494,949,265)		521,374,680

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(2)(3)	150,213	150,213

		150,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,213)		150,213

TOTAL INVESTMENTS IN SECURITIES—99.82%
(Cost: $495,099,478)		521,524,893
Other Assets, Less Liabilities—0.18%		918,277

NET ASSETS—100.00%		$522,443,170

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.76%

CANADA—1.30%
ATI Technologies Inc.(1)	11,718	$170,907
Celestica Inc.(1)	8,526	81,036
Cognos Inc.(1)	4,830	136,418
Nortel Networks Corp.(1)	191,604	427,280
Research in Motion Ltd.(1)	8,316	581,769

		1,397,410
FINLAND—3.38%
Nokia OYJ	177,450	3,621,267

		3,621,267
FRANCE—1.22%
Alcatel SA(1)	63,378	803,900
Cap Gemini SA	5,744	327,788
Dassault Systemes SA	3,192	171,013

		1,302,701
GERMANY—2.18%
Infineon Technologies AG(1)	33,306	370,930
SAP AG	9,324	1,967,152

		2,338,082
JAPAN—10.88%
Advantest Corp.	4,200	428,395
Canon Inc.	50,400	2,473,376
Fujitsu Ltd.	84,000	651,778
Hirose Electric Co. Ltd.	600	72,956
Hitachi Ltd.	168,000	1,111,035
Hoya Corp.	16,800	598,137
Keyence Corp.	1,000	255,609
Konica Minolta Holdings Inc.(1)	21,000	265,451
Kyocera Corp.	8,400	651,043
Murata Manufacturing Co. Ltd.	8,400	545,965
NEC Corp.	84,000	448,235
Nintendo Co. Ltd.	4,600	772,602
NTT Data Corp.	42	181,866
Ricoh Corp. Ltd.	36,000	706,994
Rohm Co. Ltd.	4,200	375,856
TDK Corp.	4,600	350,085
Tokyo Electron Ltd.	8,400	587,849
Toshiba Corp.	126,000	823,357
Yahoo! Japan Corp.	672	356,237

		11,656,826
NETHERLANDS—0.88%
ASML Holding NV(1)	22,596	457,655
STMicroelectronics NV	29,988	482,753

		940,408

SOUTH KOREA—3.45%
Samsung Electronics Co. Ltd. GDR(2)	11,760	3,695,580

		3,695,580
SWEDEN—2.02%
Telefonaktiebolaget LM Ericsson Class B	654,318	2,161,849

		2,161,849
TAIWAN—3.11%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	251,555	2,309,271
United Microelectronics Corp. ADR	327,810	1,019,489

		3,328,760
UNITED KINGDOM—0.72%
ARM Holdings PLC	67,536	141,462
Electrocomponents PLC	21,000	90,013
LogicaCMG PLC	54,852	177,033
Misys PLC	24,318	96,701
Sage Group PLC	58,926	251,486
Spirent Communications PLC(1)	24,192	16,779

		773,474
UNITED STATES—70.62%
ADC Telecommunications Inc.(1)	5,425	91,465
Adobe Systems Inc.(1)	26,544	805,876
Advanced Micro Devices Inc.(1)	21,924	535,384
Affiliated Computer Services Inc. Class A(1)	5,166	266,617
Agilent Technologies Inc.(1)	19,866	626,971
Altera Corp.(1)	16,128	283,046
Analog Devices Inc.	16,590	533,203
Andrew Corp.(1)	6,552	58,051
Apple Computer Inc.(1)	37,548	2,144,742
Applied Materials Inc.	70,770	1,152,136
Autodesk Inc.(1)	10,374	357,488
Automatic Data Processing Inc.	25,368	1,150,439
Avaya Inc.(1)	18,690	213,440
BMC Software Inc.(1)	10,122	241,916
Broadcom Corp. Class A(1)	19,950	599,498
CA Inc.	20,160	414,288
CIENA Corp.(1)	25,746	123,838
Cisco Systems Inc.(1)	270,102	5,275,092
Citrix Systems Inc.(1)	8,232	330,432
Computer Sciences Corp.(1)	8,274	400,793
Compuware Corp.(1)	18,018	120,721
Comverse Technology Inc.(1)	9,030	178,523
Convergys Corp.(1)	6,300	122,850
Corning Inc.(1)	68,502	1,657,063
Dell Inc.(1)	99,792	2,435,923
eBay Inc.(1)	50,736	1,486,057
Electronic Arts Inc.(1)	13,188	567,611
Electronic Data Systems Corp.	22,890	550,733
EMC Corp.(1)	106,092	1,163,829
First Data Corp.	33,264	1,498,211
Fiserv Inc.(1)	7,686	348,637
Freescale Semiconductor Inc. Class B(1)	18,900	555,660
Gateway Inc.(1)	3,990	7,581
Google Inc. Class A(1)	8,988	3,768,938
Hewlett-Packard Co.	124,488	3,943,780
Intel Corp.	256,494	4,860,561

International Business Machines Corp.	68,502	5,262,324
Intuit Inc.(1)	8,022	484,449
Jabil Circuit Inc.	8,442	216,115
JDS Uniphase Corp.(1)	75,138	190,099
Juniper Networks Inc.(1)	24,738	395,561
KLA-Tencor Corp.	9,114	378,869
Lexmark International Inc.(1)	3,738	208,693
Linear Technology Corp.	13,356	447,292
LSI Logic Corp.(1)	19,782	177,049
Lucent Technologies Inc.(1)	200,424	485,026
Maxim Integrated Products Inc.	14,196	455,834
Micron Technology Inc.(1)	28,812	433,909
Microsoft Corp.	387,954	9,039,328
Molex Inc.	7,518	252,379
Motorola Inc.	109,914	2,214,767
National Semiconductor Corp.	15,582	371,631
NCR Corp.(1)	7,854	287,771
Network Appliance Inc.(1)	16,926	597,488
Novell Inc.(1)	16,506	109,435
Novellus Systems Inc.(1)	5,922	146,273
NVIDIA Corp.(1)	15,876	338,000
Oracle Corp.(1)	169,596	2,457,446
Parametric Technology Corp.(1)	5,173	65,749
Paychex Inc.	14,910	581,192
PMC-Sierra Inc.(1)	9,492	89,225
QLogic Corp.(1)	7,812	134,679
QUALCOMM Inc.	73,080	2,928,316
Sabre Holdings Corp.	5,628	123,816
SanDisk Corp.(1)	8,568	436,797
Sanmina-SCI Corp.(1)	23,562	108,385
Solectron Corp.(1)	41,286	141,198
Sun Microsystems Inc.(1)	157,752	654,671
Symantec Corp.(1)	45,360	704,894
Symbol Technologies Inc.	11,270	121,603
Tektronix Inc.	3,612	106,265
Tellabs Inc.(1)	19,908	264,975
Teradyne Inc.(1)	9,324	129,883
Texas Instruments Inc.	70,014	2,120,724
Unisys Corp.(1)	14,784	92,843
VeriSign Inc.(1)	10,836	251,070
Xerox Corp.(1)	40,866	568,446
Xilinx Inc.	15,792	357,689
Yahoo! Inc.(1)	55,566	1,833,678

		75,637,229

TOTAL COMMON STOCKS
(Cost: $107,893,343)		106,853,586

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(3)(4)	81,529	81,529

		81,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,529)	81,529

TOTAL INVESTMENTS IN SECURITIES—99.83%
(Cost: $107,974,872)	106,935,115
Other Assets, Less Liabilities—0.17%	177,102

NET ASSETS—100.00%	$107,112,217

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(3)	Affiliated issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.36%

AUSTRALIA—1.54%
Telstra Corp. Ltd.	456,599	$1,248,367

		1,248,367
BELGIUM—0.60%
Belgacom SA	14,663	486,158

		486,158
BRAZIL—0.45%
Brasil Telecom Participacoes SA ADR	3,379	110,054
Tele Norte Leste Participacoes SA ADR	19,716	251,379

		361,433
CANADA—4.41%
BCE Inc.	70,401	1,669,974
Rogers Communications Class B	20,026	808,711
TELUS Corp.	26,350	1,090,631

		3,569,316
CHILE—0.10%
Compania de Telecomunicaciones de Chile SA ADR	12,090	82,696

		82,696
FRANCE—4.42%
Bouygues SA	16,399	842,937
France Telecom SA	127,069	2,731,235

		3,574,172
GERMANY—3.89%
Deutsche Telekom AG	195,641	3,146,967

		3,146,967
GREECE—0.65%
Hellenic Telecommunications Organization SA ADR(1)	47,403	528,069

		528,069
HONG KONG—2.63%
China Mobil Ltd.	372,000	2,126,535

		2,126,535
ITALY—2.69%
Telecom Italia SpA	782,750	2,179,380

		2,179,380
JAPAN—8.20%
Nippon Telegraph & Telephone Corp.	735	3,607,007
NTT DoCoMo Inc.	1,240	1,822,333

SoftBank Corp.(2)	53,700	1,204,921

		6,634,261
MEXICO—3.68%
America Movil SA de CV Series L ADR	66,557	2,213,686
Telefonos de Mexico ADR	36,555	761,441

		2,975,127
NETHERLANDS—1.81%
Koninklijke KPN NV	130,014	1,461,271

		1,461,271
NEW ZEALAND—0.21%
Telecom Corp. of New Zealand Ltd.	69,254	171,850

		171,850
NORWAY—0.87%
Telenor ASA	58,280	704,781

		704,781
PORTUGAL—1.32%
Portugal Telecom SGPS ADR	88,815	1,070,221

		1,070,221
SINGAPORE—0.80%
Singapore Telecommunications Ltd.	403,000	647,308

		647,308
SOUTH KOREA—0.78%
SK Telecom Co. Ltd. ADR	26,860	629,061

		629,061
SPAIN—7.31%
Telefonica SA	355,167	5,912,828

		5,912,828
SWEDEN—1.09%
TeliaSonera AB	155,496	882,881

		882,881
SWITZERLAND—0.67%
Swisscom AG ADR	16,448	541,962

		541,962
TAIWAN—0.58%
Chunghwa Telecom Co. Ltd. Sponsored ADR	25,584	472,536

		472,536
UNITED KINGDOM—15.63%
BT Group PLC	632,028	2,796,754
Cable & Wireless PLC	176,514	375,442
Vodafone Group PLC	4,445,462	9,475,975

		12,648,171
UNITED STATES—35.03%
Alltel Corp.	31,000	1,978,730
AT&T Inc.	287,556	8,019,937
BellSouth Corp.	127,720	4,623,464
CenturyTel Inc.	9,827	365,073
Citizens Communications Co.	26,505	345,890
Embarq Corp.(1)	11,201	459,129

Qwest Communications International Inc.(1)	118,172	956,011
Sprint Nextel Corp.	220,131	4,400,419
Verizon Communications Inc.	214,892	7,196,733

		28,345,386

TOTAL COMMON STOCKS
(Cost: $78,542,616)		80,400,737

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.78%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$535	535
Fortis Bank NY
4.43%, 07/20/06	1,337	1,337
Societe Generale
5.33%, 12/08/06	5,352	5,352
Toronto-Dominion Bank
3.94%, 07/10/06	2,676	2,676
Washington Mutual Bank
5.28%, 08/07/06	2,676	2,676
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,281	4,281

		16,857
COMMERCIAL PAPER(3)—0.16%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	14,941	14,857
ASAP Funding Ltd.
5.21%, 08/08/06(4)	2,569	2,555
Barton Capital Corp.
5.29%, 08/01/06(4)	5,116	5,094
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	2,034	2,029
CC USA Inc.
5.03%, 10/24/06(4)	1,070	1,053
Chariot Funding LLC
5.30%, 07/28/06(4)	4,032	4,017
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	11,740	11,736
Curzon Funding LLC
5.30%, 07/31/06(4)	5,352	5,330
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	3,948	3,856
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	11,328	11,288
Five Finance Inc.
5.19%, 12/01/06(4)	2,408	2,356
General Electric Capital Services Inc.
5.22%, 12/11/06	535	523
Govco Inc.
5.22%, 08/03/06(4)	5,352	5,328
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	1,820	1,792
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	1,338	1,333
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	4,923	4,910

Landale Funding LLC
5.30%, 08/15/06(4)	5,887	5,850
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	8,286	8,222
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	5,405	5,389
Prudential Funding LLC
5.22%, 07/31/06	2,676	2,665
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	5,352	5,338
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	6,271	6,267
Scaldis Capital LLC
5.30%, 07/25/06(4)	3,345	3,334
Sydney Capital Corp.
5.10%, 07/07/06(4)	5,854	5,851
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	6,541	6,525

		127,498
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	1,338	1,338
Dorada Finance Inc.
3.93%, 07/07/06(4)	1,659	1,659
K2 USA LLC
3.94%, 07/07/06(4)	3,211	3,211
Marshall & Ilsley Bank
5.18%, 12/15/06	5,352	5,360
Sigma Finance Inc.
5.13%, 03/30/07(4)	1,873	1,873
US Bank N.A.
2.85%, 11/15/06	1,070	1,063

		14,504
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	43,604	43,604

		43,604
REPURCHASE AGREEMENTS(3)—0.13%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $10,708 (collateralized by non-U.S. Government debt securities, value $11,040, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$10,703	10,703
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $8,032 (collateralized by non-U.S. Government debt securities, value $8,843, 2.12% to 6.47%, 11/25/34 to 12/25/42).	8,028	8,028
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $10,708 (collateralized by non-U.S. Government debt securities, value $10,994, 5.36% to 6.00%, 12/25/35 to 12/25/42).	10,703	10,703

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $13,385 (collateralized by non-U.S. Government debt securities, value $14,973, 0.00% to 10.00%, 6/1/28 to 12/15/35).	13,379	13,379
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $3,212 (collateralized by non-U.S. Government debt securities, value $3,635, 0.00% to 10.00%, 9/10/34 to 5/9/36).	3,211	3,211
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,354 (collateralized by non-U.S. Government debt securities, value $5,466, 5.22% to 5.42%, 7/3/06).	5,352	5,352
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $8,567 (collateralized by non-U.S. Government debt securities, value $9,003, 0.00% to 10.00%, 1/1/10 to 6/6/16).	8,563	8,563
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $10,708 (collateralized by non-U.S. Government debt securities, value $11,254, 0.00% to 8.57%, 6/25/23 to 4/25/46).	10,703	10,703
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,354 (collateralized by non-U.S. Government debt securities, value $5,520, 0.07% to 7.75%, 2/22/11 to 12/15/45).	5,352	5,352
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,354 (collateralized by non-U.S. Government debt securities, value $5,520, 6.38% to 8.49%, 1/7/09 to 2/23/36).	5,352	5,352
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,354 (collateralized by non-U.S. Government debt securities, value $5,632, 3.79% to 7.22%, 5/15/07 to 3/15/42).	5,352	5,352
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,874 (collateralized by non-U.S. Government debt securities, value $1,983, 0.00% to 10.00%, 7/3/06 to 6/30/36).	1,873	1,873
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,940 (collateralized by non-U.S. Government debt securities, value $3,966, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	3,746	3,746
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $10,708 (collateralized by non-U.S. Government debt securities, value $11,254, 0.00% to 10.00%, 1/1/10 to 5/6/16).	10,703	10,703

		103,020
TIME DEPOSITS(3)—0.06%
ABN Amro Bank NV
5.30%, 07/03/06	5,352	5,352
KBC Bank NV
5.32%, 07/03/06	16,055	16,055
Societe Generale

5.32%, 07/03/06	13,379	13,379
UBS AG
5.25%-5.34%, 07/03/06	15,430	15,430

		50,216
VARIABLE & FLOATING RATE NOTES(3)—0.34%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	13,700	13,703
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	4,014	4,014
American Express Centurion Bank
5.34%, 07/19/07	5,887	5,894
American Express Credit Corp.
5.23%, 07/05/07	1,606	1,607
ASIF Global Financing
5.17%, 05/03/07(4)	535	535
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	3,479	3,479
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	9,098	9,098
BMW US Capital LLC
5.20%, 07/13/07(4)	5,352	5,352
BNP Paribas
5.14%, 05/18/07(4)	9,901	9,901
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	3,907	3,906
Commodore CDO Ltd.
5.38%, 06/12/07(4)	1,338	1,338
Credit Agricole SA
5.31%, 07/23/07	5,352	5,352
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	5,352	5,352
DEPFA Bank PLC
5.37%, 06/15/07	5,352	5,352
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	6,154	6,155
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	5,352	5,352
Fifth Third Bancorp
5.28%, 06/22/07(4)	10,703	10,703
First Tennessee Bank N.A.
5.21%, 08/25/06	1,606	1,606
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	4,014	4,013
General Electric Capital Corp.
5.25%, 04/09/07	2,408	2,410
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	8,028	8,029
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	5,352	5,352
JP Morgan Chase & Co.
5.12%, 07/02/07	4,014	4,014
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	8,028	8,027
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	5,593	5,592
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	6,690	6,687
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	5,887	5,886
Lothian Mortgages Master Issuer PLC

5.29%, 04/24/07(4)	2,601	2,601
Marshall & Ilsley Bank
5.18%, 07/13/07	2,943	2,943
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	8,028	8,028
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	674	675
Mound Financing PLC
5.11%, 05/08/07(4)	5,031	5,031
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	5,352	5,352
National City Bank of Indiana
5.17%, 05/21/07	2,676	2,676
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	14,450	14,450
Newcastle Ltd.
5.34%, 04/24/07(4)	1,886	1,886
Northern Rock PLC
5.17%, 05/03/07(4)	6,422	6,422
Principal Life Global Funding I
5.63%, 02/08/07	2,408	2,415
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	4,014	4,014
Sigma Finance Inc.
5.51%, 06/18/07(4)	4,388	4,388
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	5,352	5,352
Strips III LLC
5.37%, 07/24/06(4)	1,251	1,251
SunTrust Bank
5.08%, 05/01/07	5,352	5,352
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	10,115	10,114
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	7,492	7,493
US Bank N.A.
5.28%, 09/29/06	2,408	2,408
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	8,567	8,567
Wachovia Bank N.A.
5.36%, 05/22/07	10,703	10,703
Wells Fargo & Co.
5.19%, 07/13/07(4)	2,676	2,676
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	4,817	4,816
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	5,293	5,276
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	1,807	1,807

		275,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $631,104)		631,104

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $79,173,720)		81,031,841
Other Assets, Less Liabilities—(0.14)%		(111,520)

NET ASSETS—100.00%		$80,920,321

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—98.86%

ARGENTINA—4.16%
Grupo Financiero Galicia SA ADR(1)	287,153	$1,794,706
Petrobras Energia Participaciones SA ADR(1)	262,033	2,934,770
Tenaris SA ADR	982,663	39,788,025

		44,517,501
BRAZIL—53.03%
Aracruz Celulose SA ADR	282,757	14,822,122
Banco Bradesco SA ADR	1,895,304	58,925,001
Banco Itau Holding Financiera SA ADR	1,773,158	51,705,287
Brasil Telecom Participacoes SA ADR	205,042	6,678,218
Centrais Eletricas Brasileiras SA ADR	789,396	8,474,797
Companhia de Bebidas das Americas ADR	901,180	37,173,675
Companhia Energetica de Minas Gerais ADR	395,169	16,838,151
Companhia Paranaense de Energia ADR	461,266	4,289,774
Companhia Siderurgica Nacional SA ADR	749,204	24,124,369
Companhia Vale do Rio Doce ADR	2,706,994	65,076,136
Companhia Vale do Rio Doce Class A ADR	3,726,238	76,685,978
Empresa Brasileira de Aeronautica SA ADR	405,845	14,801,167
Gerdau SA ADR(2)	1,508,142	22,486,398
Petroleo Brasileiro SA ADR	1,415,514	126,419,555
Tele Norte Leste Participacoes SA ADR	1,132,912	14,444,628
Unibanco-Uniao de Bancos Brasileiros SA GDR	371,619	24,671,785

		567,617,041
CHILE—7.48%
Banco de Chile ADR	158,303	6,070,920
Banco Santander Chile SA ADR	402,705	16,245,120
Compania de Telecomunicaciones de Chile SA ADR	791,437	5,413,429
Distribucion y Servicio D&S SA ADR	431,436	6,937,491
Empresa Nacional de Electricidad SA ADR	755,344	19,941,082
Enersis SA ADR	1,285,830	14,465,588
Sociedad Quimica y Minera de Chile SA ADR	105,190	10,954,487

		80,028,117
MEXICO—34.19%
Alfa SA Class A(2)	1,224,600	6,065,690
America Movil SA de CV Series L(2)	68,703,200	114,914,656
Cemex SA de CV Series CPO(1)(2)	15,150,858	87,098,659
Fomento Economico Mexicano SA de CV Class UBD(2)	2,873,100	24,157,900
Grupo Carso SA de CV Series A1(2)	3,030,100	7,162,081
Grupo Modelo SA de CV Series C(2)	2,669,000	10,167,484
Grupo Televisa SA Series CPO(2)	7,661,600	29,743,243
Kimberly-Clark de Mexico SA de CV Class A(2)	2,449,200	7,796,109
Telefonos de Mexico SA de CV Series L ADR(2)	38,559,200	40,514,377
Wal-Mart de Mexico SA de CV Series V(2)	13,847,400	38,250,825

		365,871,024

TOTAL COMMON STOCKS
(Cost: $1,005,968,451)		1,058,033,683

Security	Shares	Value
PREFERRED STOCKS—0.63%

BRAZIL—0.63%
Centrais Eletricas Brasileiras SA ADR(2)	661,598	6,775,690

		6,775,690

TOTAL PREFERRED STOCKS
(Cost: $6,559,136)		6,775,690

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.43%

CERTIFICATES OF DEPOSIT(3)—0.15%
Credit Suisse First Boston NY
5.28%, 04/23/07	$52,322	52,322
Fortis Bank NY
4.43%, 07/20/06	130,744	130,744
Societe Generale
5.33%, 12/08/06	523,215	523,215
Toronto-Dominion Bank
3.94%, 07/10/06	261,608	261,608
Washington Mutual Bank
5.28%, 08/07/06	261,608	261,608
Wells Fargo Bank N.A.
4.78%, 12/05/06	418,572	418,572

		1,648,069
COMMERCIAL PAPER(3)—1.16%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	1,460,702	1,452,495
ASAP Funding Ltd.
5.21%, 08/08/06(4)	251,143	249,835
Barton Capital Corp.
5.29%, 08/01/06(4)	500,136	498,005
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	198,822	198,354
CC USA Inc.
5.03%, 10/24/06(4)	104,643	102,991
Chariot Funding LLC
5.30%, 07/28/06(4)	394,164	392,714
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,147,752	1,147,426
Curzon Funding LLC
5.30%, 07/31/06(4)	523,215	521,059
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	385,986	376,976
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	1,107,511	1,103,627
Five Finance Inc.
5.19%, 12/01/06(4)	235,447	230,321

General Electric Capital Services Inc.
5.22%, 12/11/06	52,322	51,100
Govco Inc.
5.22%, 08/03/06(4)	523,215	520,864
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	177,893	175,136
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	130,804	130,343
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	481,254	480,063
Landale Funding LLC
5.30%, 08/15/06(4)	575,537	571,894
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	810,094	803,932
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	528,448	526,897
Prudential Funding LLC
5.22%, 07/31/06	261,608	260,546
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	523,215	521,921
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	613,046	612,699
Scaldis Capital LLC
5.30%, 07/25/06(4)	327,046	325,987
Sydney Capital Corp.
5.10%, 07/07/06(4)	572,345	572,021
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	639,521	637,939

		12,465,145
MEDIUM-TERM NOTES(3)—0.13%
Bank of America N.A.
5.28%, 04/20/07	130,804	130,804
Dorada Finance Inc.
3.93%, 07/07/06(4)	162,197	162,197
K2 USA LLC
3.94%, 07/07/06(4)	313,929	313,929
Marshall & Ilsley Bank
5.18%, 12/15/06	523,215	524,029
Sigma Finance Inc.
5.13%, 03/30/07(4)	183,125	183,125
US Bank N.A.
2.85%, 11/15/06	104,643	103,931

		1,418,015
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	722,022	722,022

		722,022
REPURCHASE AGREEMENTS(3)—0.94%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,046,899 (collateralized by non-U.S. Government debt securities, value $1,079,311, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,046,431	1,046,431

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $785,174 (collateralized by non-U.S. Government debt securities, value $864,509, 2.12% to 6.47%, 11/25/34 to 12/25/42).	784,823	784,823
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,046,899 (collateralized by non-U.S. Government debt securities, value $1,074,831, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,046,431	1,046,431
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,308,624 (collateralized by non-U.S. Government debt securities, value $1,463,858, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,308,039	1,308,039
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $314,072 (collateralized by non-U.S. Government debt securities, value $355,381, 0.00% to 10.00%, 9/10/34 to 5/9/36).	313,929	313,929
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $523,449 (collateralized by non-U.S. Government debt securities, value $534,416, 5.22% to 5.42%, 7/3/06).	523,215	523,215
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $837,526 (collateralized by non-U.S. Government debt securities, value $880,215, 0.00% to 10.00%, 1/1/10 to 6/6/16).	837,145	837,145
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,046,899 (collateralized by non-U.S. Government debt securities, value $1,100,280, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,046,431	1,046,431
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $523,449 (collateralized by non-U.S. Government debt securities, value $539,667, 6.38% to 8.49%, 1/7/09 to 2/23/36).	523,215	523,215
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $523,449 (collateralized by non-U.S. Government debt securities, value $539,673, 0.07% to 7.75%, 2/22/11 to 12/15/45).	523,215	523,215
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $523,449 (collateralized by non-U.S. Government debt securities, value $550,611, 3.79% to 7.22%, 5/15/07 to 3/15/42).	523,215	523,215
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $183,208 (collateralized by non-U.S. Government debt securities, value $193,857, 0.00% to 10.00%, 7/3/06 to 6/30/36).	183,125	183,125
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $385,254 (collateralized by non-U.S. Government debt securities, value $387,714, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	366,251	366,251

Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,046,900 (collateralized by non-U.S. Government debt securities, value $1,100,269, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,046,431	1,046,431

		10,071,896
TIME DEPOSITS(3)—0.46%
ABN Amro Bank NV
5.30%, 07/03/06	523,215	523,215
KBC Bank NV
5.32%, 07/03/06	1,569,646	1,569,646
Societe Generale
5.32%, 07/03/06	1,308,039	1,308,039
UBS AG
5.25%-5.34%, 07/03/06	1,508,477	1,508,477

		4,909,377
VARIABLE & FLOATING RATE NOTES(3)—2.52%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	1,339,431	1,339,620
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	392,412	392,409
American Express Centurion Bank
5.34%, 07/19/07	575,537	576,224
American Express Credit Corp.
5.23%, 07/05/07	156,965	157,069
ASIF Global Financing
5.17%, 05/03/07(4)	52,322	52,346
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	340,090	340,090
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	889,466	889,461
BMW US Capital LLC
5.20%, 07/13/07(4)	523,215	523,215
BNP Paribas
5.14%, 05/18/07(4)	967,949	967,949
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	381,947	381,947
Commodore CDO Ltd.
5.38%, 06/12/07(4)	130,804	130,804
Credit Agricole SA
5.31%, 07/23/07	523,215	523,215
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	523,215	523,216
DEPFA Bank PLC
5.37%, 06/15/07	523,215	523,215
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	601,698	601,745
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	523,215	523,215
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,046,431	1,046,431
First Tennessee Bank N.A.
5.21%, 08/25/06	156,965	156,967
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	392,412	392,376
General Electric Capital Corp.
5.25%, 04/09/07	235,447	235,575
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	784,823	784,969

HBOS Treasury Services PLC
5.53%, 04/24/07(4)	523,215	523,215
JP Morgan Chase & Co.
5.12%, 07/02/07	392,412	392,412
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	784,823	784,803
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	546,770	546,770
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	654,019	653,807
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	575,537	575,486
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	254,277	254,277
Marshall & Ilsley Bank
5.18%, 07/13/07	287,768	287,768
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	784,823	784,823
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	65,925	65,947
Mound Financing PLC
5.11%, 05/08/07(4)	491,823	491,822
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	523,215	523,186
National City Bank of Indiana
5.17%, 05/21/07	261,608	261,627
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	1,412,682	1,412,721
Newcastle Ltd.
5.34%, 04/24/07(4)	184,433	184,389
Northern Rock PLC
5.17%, 05/03/07(4)	627,859	627,874
Principal Life Global Funding I
5.63%, 02/08/07	235,447	236,111
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	392,412	392,391
Sigma Finance Inc.
5.51%, 06/18/07(4)	429,037	429,037
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	523,215	523,215
Strips III LLC
5.37%, 07/24/06(4)	122,311	122,311
SunTrust Bank
5.08%, 05/01/07	523,215	523,242
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	988,877	988,773
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	732,502	732,501
US Bank N.A.
5.28%, 09/29/06	235,447	235,432
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	837,564	837,563
Wachovia Bank N.A.
5.36%, 05/22/07	1,046,431	1,046,431
Wells Fargo & Co.
5.19%, 07/13/07(4)	261,608	261,625
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	470,894	470,889
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	517,460	515,758

Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	176,711	176,710

		26,924,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,159,498)		58,159,498

TOTAL INVESTMENTS IN SECURITIES—104.92%
(Cost: $1,070,687,085)		1,122,968,871
Other Assets, Less Liabilities—(4.92)%		(52,669,040)

NET ASSETS—100.00%		$1,070,299,831

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.86%

ADVERTISING—0.23%
Catalina Marketing Corp.	132,695	$3,776,499
Harte-Hanks Inc.	195,436	5,010,979

		8,787,478
AEROSPACE & DEFENSE—0.47%
Alliant Techsystems Inc.(1)	123,430	9,423,880
DRS Technologies Inc.	140,023	6,826,121
Sequa Corp. Class A(1)	23,398	1,906,937

		18,156,938
AGRICULTURE—0.09%
Universal Corp.	90,484	3,367,814

		3,367,814
AIRLINES—0.43%
AirTran Holdings Inc.(1)	316,898	4,709,104
Alaska Air Group Inc.(1)	137,868	5,434,757
JetBlue Airways Corp.(1)(2)	541,274	6,571,066

		16,714,927
APPAREL—0.43%
Polo Ralph Lauren Corp.	213,220	11,705,778
Timberland Co. Class A(1)	185,888	4,851,677

		16,557,455
AUTO MANUFACTURERS—0.32%
Oshkosh Truck Corp.	257,926	12,256,644

		12,256,644
AUTO PARTS & EQUIPMENT—0.70%
ArvinMeritor Inc.	247,696	4,257,894
Bandag Inc.	40,753	1,491,152
BorgWarner Inc.	200,544	13,055,414
Lear Corp.	236,159	5,245,091
Modine Manufacturing Co.	117,318	2,740,548

		26,790,099
BANKS—3.80%
Associated Bancorp	463,288	14,607,471
Bank of Hawaii Corp.	178,195	8,838,472
Cathay General Bancorp	180,157	6,554,112
City National Corp.	145,423	9,465,583
Colonial BancGroup Inc. (The)	541,412	13,903,460
Cullen/Frost Bankers Inc.	167,902	9,620,785
FirstMerit Corp.	279,500	5,852,730
Greater Bay Bancorp	176,485	5,073,944
Investors Financial Services Corp.	230,308	10,340,829
Mercantile Bankshares Corp.	431,666	15,397,526

SVB Financial Group(1)(2)	124,265	5,649,087
TCF Financial Corp.	392,806	10,389,719
Texas Regional Bancshares Inc. Class A	159,012	6,029,735
Webster Financial Corp.	184,957	8,774,360
Westamerica Bancorp	110,146	5,393,850
Wilmington Trust Corp.	238,682	10,067,607

		145,959,270
BEVERAGES—0.12%
PepsiAmericas Inc.	210,054	4,644,294

		4,644,294
BIOTECHNOLOGY—1.65%
Affymetrix Inc.(1)	235,988	6,041,293
Charles River Laboratories International Inc.(1)	252,207	9,281,218
Invitrogen Corp.(1)	186,553	12,325,557
Martek Biosciences Corp.(1)(2)	112,947	3,269,816
Millennium Pharmaceuticals Inc.(1)	1,102,714	10,994,059
PDL BioPharma Inc.(1)	400,560	7,374,310
Vertex Pharmaceuticals Inc.(1)	385,724	14,159,928

		63,446,181
BUILDING MATERIALS—0.59%
Florida Rock Industries Inc.	166,047	8,247,554
Martin Marietta Materials Inc.	160,206	14,602,777

		22,850,331
CHEMICALS—2.70%
Airgas Inc.	235,910	8,787,647
Albemarle Corp.	135,736	6,499,040
Cabot Corp.	222,306	7,674,003
Chemtura Corp.	843,229	7,875,759
Cytec Industries Inc.	141,885	7,613,549
Ferro Corp.	148,213	2,365,479
FMC Corp.	136,920	8,816,279
Lubrizol Corp.	239,770	9,554,834
Lyondell Chemical Co.	719,134	16,295,576
Minerals Technologies Inc.	69,664	3,622,528
Olin Corp.	253,655	4,548,034
RPM International Inc.	415,686	7,482,348
Sensient Technologies Corp.	162,488	3,397,624
Valspar Corp. (The)	357,320	9,436,821

		103,969,521
COAL—1.90%
Arch Coal Inc.	500,752	21,216,862
Peabody Energy Corp.	927,339	51,699,149

		72,916,011
COMMERCIAL SERVICES—4.43%
ADESA Inc.	314,832	7,001,864
Alliance Data Systems Corp.(1)	236,216	13,894,225
Banta Corp.	84,153	3,898,808
Career Education Corp.(1)	342,160	10,227,162
ChoicePoint Inc.(1)	301,569	12,596,537
Corinthian Colleges Inc.(1)	302,184	4,339,362
Corporate Executive Board Co. (The)	140,269	14,054,954
Deluxe Corp.	179,061	3,129,986
DeVry Inc.(1)	205,523	4,515,340
Gartner Inc.(1)	203,577	2,890,793
ITT Educational Services Inc.(1)	125,694	8,271,922
Kelly Services Inc. Class A	68,497	1,861,063
Korn/Ferry International(1)	147,976	2,898,850

Laureate Education Inc.(1)	179,661	7,658,948
Manpower Inc.	307,065	19,836,399
MPS Group Inc.(1)	360,681	5,431,856
Navigant Consulting Inc.(1)	182,476	4,133,081
Pharmaceutical Product Development Inc.	355,550	12,486,916
Quanta Services Inc.(1)(2)	414,774	7,188,033
Rent-A-Center Inc.(1)	243,383	6,050,501
Rollins Inc.	102,941	2,021,761
Sotheby’s Holdings Inc. Class A(1)	165,718	4,350,097
United Rentals Inc.(1)(2)	238,678	7,632,922
Valassis Communications Inc.(1)	167,265	3,945,781

		170,317,161
COMPUTERS—3.94%
BISYS Group Inc. (The)(1)	422,089	5,782,619
Cadence Design Systems Inc.(1)	989,708	16,973,492
Ceridian Corp.(1)	514,796	12,581,614
Cognizant Technology Solutions Corp.(1)	491,813	33,133,442
Diebold Inc.	236,007	9,586,604
DST Systems Inc.(1)	214,912	12,787,264
Henry (Jack) & Associates Inc.	265,614	5,221,971
Imation Corp.	122,042	5,009,824
McDATA Corp. Class A(1)	552,882	2,255,759
Mentor Graphics Corp.(1)	280,351	3,638,956
National Instruments Corp.	194,571	5,331,245
Palm Inc.(1)	320,779	5,164,542
Reynolds & Reynolds Co. (The) Class A	182,669	5,602,458
SRA International Inc. Class A(1)	132,725	3,534,467
Synopsys Inc.(1)	501,854	9,419,800
Western Digital Corp.(1)	773,484	15,322,718

		151,346,775
DISTRIBUTION & WHOLESALE—1.15%
CDW Corp.	216,993	11,858,667
Fastenal Co.	433,936	17,483,281
Ingram Micro Inc. Class A(1)	414,792	7,520,179
Tech Data Corp.(1)	194,630	7,456,275

		44,318,402
DIVERSIFIED FINANCIAL SERVICES—1.95%
AmeriCredit Corp.(1)	457,032	12,760,333
Eaton Vance Corp.	448,198	11,187,022
Edwards (A.G.) Inc.	264,592	14,637,229
IndyMac Bancorp Inc.	229,499	10,522,529
Jefferies Group Inc.	352,997	10,459,301
Raymond James Financial Inc.	311,966	9,443,211
Waddell & Reed Financial Inc. Class A	296,409	6,094,169

		75,103,794
ELECTRIC—5.38%
Alliant Energy Corp.	411,975	14,130,742
Aquila Inc.(1)	1,310,146	5,515,715
Black Hills Corp.	116,433	3,997,145
DPL Inc.	425,988	11,416,478
Duquesne Light Holdings Inc.(2)	274,740	4,516,726
Energy East Corp.	517,397	12,381,310
Great Plains Energy Inc.	278,256	7,752,212
Hawaiian Electric Industries Inc.	283,997	7,926,356
IDACORP Inc.	149,369	5,121,863
MDU Resources Group Inc.	420,300	15,387,183
Northeast Utilities	538,033	11,121,142
NSTAR	374,221	10,702,721
OGE Energy Corp.	318,360	11,152,151

Pepco Holdings Inc.	666,731	15,721,517
PNM Resources Inc.	241,129	6,018,580
Puget Energy Inc.	405,871	8,718,109
SCANA Corp.	404,795	15,616,991
Sierra Pacific Resources Corp.(1)	703,849	9,853,886
Westar Energy Inc.	305,637	6,433,659
Wisconsin Energy Corp.	409,822	16,515,827
WPS Resources Corp.	141,084	6,997,766

		206,998,079
ELECTRICAL COMPONENTS & EQUIPMENT—0.90%
AMETEK Inc.	248,306	11,764,738
Energizer Holdings Inc.(1)	216,502	12,680,522
Hubbell Inc. Class B	212,880	10,143,732

		34,588,992
ELECTRONICS—2.13%
Amphenol Corp. Class A	314,056	17,574,574
Arrow Electronics Inc.(1)	426,947	13,747,693
Avnet Inc.(1)	512,933	10,268,919
Gentex Corp.	537,171	7,520,394
KEMET Corp.(1)	305,548	2,817,153
Plexus Corp.(1)	159,911	5,470,555
Thomas & Betts Corp.(1)	190,164	9,755,413
Varian Inc.(1)	108,305	4,495,741
Vishay Intertechnology Inc.(1)	646,165	10,164,175

		81,814,617
ENGINEERING & CONSTRUCTION—0.64%
Dycom Industries Inc.(1)	140,949	3,000,804
Granite Construction Inc.	115,838	5,243,986
Jacobs Engineering Group Inc.(1)	205,254	16,346,429

		24,591,219
ENTERTAINMENT—0.87%
GTECH Holdings Corp.	446,276	15,521,479
International Speedway Corp. Class A	123,151	5,710,512
Macrovision Corp.(1)	180,560	3,885,651
Scientific Games Corp. Class A(1)	229,464	8,173,508

		33,291,150
ENVIRONMENTAL CONTROL—0.80%
Mine Safety Appliances Co.	92,504	3,718,661
Republic Services Inc.	421,554	17,005,488
Stericycle Inc.(1)	155,054	10,094,015

		30,818,164
FOOD—0.89%
Hormel Foods Corp.	255,985	9,507,283
Ruddick Corp.	121,618	2,980,857
Smithfield Foods Inc.(1)	346,629	9,993,314
Smucker (J.M.) Co. (The)	203,942	9,116,207
Tootsie Roll Industries Inc.	90,022	2,622,341

		34,220,002
FOREST PRODUCTS & PAPER—0.66%
Bowater Inc.(2)	195,479	4,447,147
Glatfelter Co.	155,851	2,473,355
Longview Fibre Co.	178,517	3,407,890
Potlatch Corp.	134,697	5,084,812
Rayonier Inc.	268,375	10,174,096

		25,587,300

GAS—0.95%
AGL Resources Inc.	272,954	10,405,006
ONEOK Inc.	411,288	14,000,244
Vectren Corp.	266,843	7,271,472
WGL Holdings Inc.	170,904	4,947,671

		36,624,393
HAND & MACHINE TOOLS—0.47%
Kennametal Inc.	138,768	8,638,308
Lincoln Electric Holdings Inc.	148,680	9,314,802

		17,953,110
HEALTH CARE - PRODUCTS—3.76%
Advanced Medical Optics Inc.(1)(2)	240,646	12,200,752
Beckman Coulter Inc.	221,170	12,285,993
Cytyc Corp.(1)	400,599	10,159,191
DENTSPLY International Inc.	276,378	16,748,507
Edwards Lifesciences Corp.(1)	206,119	9,363,986
Gen-Probe Inc.(1)	180,614	9,749,544
Henry Schein Inc.(1)	309,543	14,464,944
Hillenbrand Industries Inc.	214,966	10,425,851
Intuitive Surgical Inc.(1)	128,141	15,116,794
Steris Corp.	230,698	5,273,756
TECHNE Corp.(1)	137,757	7,014,586
Varian Medical Systems Inc.(1)	460,280	21,794,258

		144,598,162
HEALTH CARE - SERVICES—2.29%
Apria Healthcare Group Inc.(1)	148,138	2,799,808
Community Health Systems Inc.(1)	344,443	12,658,280
Covance Inc.(1)	222,720	13,634,918
Health Net Inc.(1)	403,893	18,243,847
LifePoint Hospitals Inc.(1)(2)	201,450	6,472,588
Lincare Holdings Inc.(1)	335,006	12,676,627
Triad Hospitals Inc.(1)	306,748	12,141,086
Universal Health Services Inc. Class B	189,834	9,541,057

		88,168,211
HOLDING COMPANIES - DIVERSIFIED—0.44%
Leucadia National Corp.	575,605	16,801,910

		16,801,910
HOME BUILDERS—1.03%
Beazer Homes USA Inc.	141,504	6,490,788
Hovnanian Enterprises Inc. Class A(1)	125,820	3,784,666
M.D.C. Holdings Inc.	114,933	5,968,471
Ryland Group Inc.	159,794	6,962,225
Thor Industries Inc.(2)	121,090	5,866,811
Toll Brothers Inc.(1)	409,596	10,473,370

		39,546,331
HOME FURNISHINGS—0.09%
Furniture Brands International Inc.(2)	171,709	3,578,416

		3,578,416
HOUSEHOLD PRODUCTS & WARES—0.64%
American Greetings Corp. Class A(2)	201,775	4,239,293
Blyth Inc.	90,422	1,669,190
Church & Dwight Co. Inc.	226,666	8,255,176
Scotts Miracle-Gro Co. (The) Class A	158,048	6,688,591
Tupperware Brands Corp.	187,739	3,696,581

		24,548,831

INSURANCE—5.89%
American Financial Group Inc.	164,857	7,072,365
AmerUs Group Co.	135,858	7,954,486
Berkley (W.R.) Corp.	593,010	20,239,432
Brown & Brown Inc.	390,867	11,421,134
Everest Re Group Ltd.	227,407	19,686,624
Fidelity National Financial Inc.	612,225	23,846,164
First American Corp.	338,715	14,317,483
Gallagher (Arthur J.) & Co.	338,622	8,580,681
Hanover Insurance Group Inc. (The)	177,953	8,445,649
HCC Insurance Holdings Inc.	389,601	11,469,853
Horace Mann Educators Corp.	151,429	2,566,722
Mercury General Corp.	124,353	7,009,779
Ohio Casualty Corp.	222,882	6,626,282
Old Republic International Corp.	805,219	17,207,530
PMI Group Inc. (The)	312,964	13,951,935
Protective Life Corp.	244,956	11,419,849
Radian Group Inc.	288,699	17,835,824
StanCorp Financial Group Inc.	191,657	9,757,258
Unitrin Inc.	158,386	6,904,046

		226,313,096
INTERNET—1.27%
Avocent Corp.(1)	171,676	4,506,495
CheckFree Corp.(1)	320,164	15,867,328
F5 Networks Inc.(1)	141,852	7,586,245
McAfee Inc.(1)	558,895	13,564,382
RSA Security Inc.(1)	263,697	7,169,921

		48,694,371
IRON & STEEL—0.50%
Reliance Steel & Aluminum Co.	110,556	9,170,620
Steel Dynamics Inc.	151,795	9,979,003

		19,149,623
LEISURE TIME—0.08%
Callaway Golf Co.	225,704	2,931,895

		2,931,895
LODGING—0.16%
Boyd Gaming Corp.	153,617	6,199,982

		6,199,982
MACHINERY—1.78%
AGCO Corp.(1)	317,124	8,346,704
Flowserve Corp.(1)	196,975	11,207,878
Graco Inc.	239,734	11,022,969
Joy Global Inc.	432,945	22,552,105
Nordson Corp.	118,179	5,812,043
Tecumseh Products Co. Class A(1)	64,459	1,237,613
Zebra Technologies Corp. Class A(1)	248,041	8,473,081

		68,652,393
MANUFACTURING—2.77%
Brink’s Co. (The)	169,332	9,552,018
Carlisle Companies Inc.	107,630	8,535,059
Crane Co.	176,755	7,353,008
Donaldson Co. Inc.	237,881	8,057,029
Federal Signal Corp.	169,961	2,573,210
Harsco Corp.	147,056	11,464,486
Lancaster Colony Corp.	86,154	3,400,498
Pentair Inc.	355,870	12,167,195
Roper Industries Inc.	304,360	14,228,830

SPX Corp.	209,354	11,713,356
Teleflex Inc.	140,635	7,597,103
Trinity Industries Inc.	248,047	10,021,099

		106,662,891
MEDIA—1.13%
Belo (A.H.) Corp.	316,101	4,931,176
Emmis Communications Corp.(1)	130,730	2,044,617
Entercom Communications Corp.	116,729	3,053,631
Lee Enterprises Inc.	160,765	4,332,617
Media General Inc. Class A	84,093	3,522,656
Readers Digest Association Inc. (The)	337,773	4,715,311
Scholastic Corp.(1)	126,510	3,285,465
Washington Post Co. (The) Class B	20,521	16,006,585
Westwood One Inc.	226,017	1,695,128

		43,587,186
METAL FABRICATE & HARDWARE—1.40%
Commercial Metals Co.	421,349	10,828,669
Precision Castparts Corp.	469,617	28,064,312
Timken Co. (The)	294,891	9,881,797
Worthington Industries Inc.	251,425	5,267,354

		54,042,132
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	232,469	5,990,726
HNI Corp.	181,540	8,232,839

		14,223,565
OIL & GAS—5.46%
Denbury Resources Inc.(1)	417,124	13,210,317
ENSCO International Inc.	538,680	24,790,054
Forest Oil Corp.(1)	193,262	6,408,568
Helmerich & Payne Inc.	183,600	11,063,736
Newfield Exploration Co.(1)	450,551	22,049,966
Noble Energy Inc.	620,579	29,080,332
Patterson-UTI Energy Inc.	600,821	17,009,243
Pioneer Natural Resources Co.	452,705	21,010,039
Plains Exploration & Production Co.(1)	275,570	11,171,608
Pogo Producing Co.	203,101	9,362,956
Pride International Inc.(1)	567,302	17,716,841
Quicksilver Resources Inc.(1)	236,968	8,722,792
Southwestern Energy Co.(1)	587,316	18,300,767

		209,897,219
OIL & GAS SERVICES—2.70%
Cameron International Corp.(1)	404,635	19,329,414
FMC Technologies Inc.(1)	239,358	16,147,091
Grant Prideco Inc.(1)	458,560	20,520,560
Hanover Compressor Co.(1)(2)	322,027	6,047,667
Smith International Inc.	702,231	31,228,213
Tidewater Inc.	210,877	10,375,148

		103,648,093
PACKAGING & CONTAINERS—0.41%
Packaging Corp. of America	211,384	4,654,676
Sonoco Products Co.	346,835	10,977,328

		15,632,004
PHARMACEUTICALS—2.11%
Cephalon Inc.(1)(2)	212,826	12,790,843
Medicis Pharmaceutical Corp. Class A	190,758	4,578,192
Omnicare Inc.	424,190	20,115,090

Par Pharmaceutical Companies Inc.(1)	121,968	2,251,529
Perrigo Co.	292,645	4,711,585
Sepracor Inc.(1)(2)	380,837	21,761,026
Valeant Pharmaceuticals International	325,016	5,499,271
VCA Antech Inc.(1)	291,300	9,301,209

		81,008,745
PIPELINES—1.58%
Equitable Resources Inc.	422,590	14,156,765
National Fuel Gas Co.	294,228	10,339,172
Questar Corp.	299,704	24,123,175
Western Gas Resources Inc.	204,911	12,263,923

		60,883,035
REAL ESTATE INVESTMENT TRUSTS—3.72%
AMB Property Corp.	308,469	15,593,108
Developers Diversified Realty Corp.	384,115	20,043,121
Highwoods Properties Inc.	189,521	6,856,870
Hospitality Properties Trust	252,107	11,072,539
Liberty Property Trust	312,648	13,819,042
Macerich Co. (The)	251,323	17,642,875
Mack-Cali Realty Corp.	218,462	10,031,775
New Plan Excel Realty Trust Inc.	366,900	9,058,761
Regency Centers Corp.	240,387	14,940,052
United Dominion Realty Trust Inc.	470,456	13,177,473
Weingarten Realty Investors	282,517	10,814,751

		143,050,367
RETAIL—8.18%
Abercrombie & Fitch Co. Class A	308,071	17,076,376
Advance Auto Parts Inc.	378,554	10,940,211
Aeropostale Inc.(1)	191,056	5,519,608
American Eagle Outfitters Inc.	461,634	15,714,021
AnnTaylor Stores Corp.(1)	256,974	11,147,532
Applebee’s International Inc.	260,134	4,999,775
Barnes & Noble Inc.	184,984	6,751,916
BJ’s Wholesale Club Inc.(1)	233,542	6,620,916
Bob Evans Farms Inc.	125,327	3,761,063
Borders Group Inc.	224,914	4,151,912
Brinker International Inc.	297,138	10,786,109
CarMax Inc.(1)	367,834	13,043,394
CBRL Group Inc.(2)	107,614	3,650,267
Cheesecake Factory (The)(1)	277,166	7,469,624
Chico’s FAS Inc.(1)	637,266	17,193,437
Claire’s Stores Inc.	343,557	8,764,139
Copart Inc.(1)	244,337	6,000,917
Dollar Tree Stores Inc.(1)	366,341	9,708,037
Foot Locker Inc.	544,207	13,327,629
GameStop Corp. Class A(1)	207,673	8,722,266
Michaels Stores Inc.	462,916	19,090,656
MSC Industrial Direct Co. Inc. Class A	191,048	9,088,153
99 Cents Only Stores(1)	167,536	1,752,427
O’Reilly Automotive Inc.(1)	396,656	12,371,701
OSI Restaurant Partners Inc.	230,923	7,989,936
Pacific Sunwear of California Inc.(1)	252,498	4,527,289
Payless ShoeSource Inc.(1)	236,066	6,413,913
PetSmart Inc.	490,376	12,553,626
Pier 1 Imports Inc.(2)	305,971	2,135,678
Regis Corp.	160,233	5,705,897
Ross Stores Inc.	500,549	14,040,399
Ruby Tuesday Inc.(2)	206,336	5,036,662
Saks Inc.	479,717	7,757,024
Urban Outfitters Inc.(1)	387,849	6,783,479
Williams-Sonoma Inc.	403,276	13,731,548

		314,327,537

SAVINGS & LOANS—0.96%
Astoria Financial Corp.	296,988	9,043,285
First Niagara Financial Group Inc.	389,490	5,460,650
New York Community Bancorp Inc.(2)	920,022	15,189,563
Washington Federal Inc.	306,178	7,100,268

		36,793,766
SEMICONDUCTORS—3.92%
Atmel Corp.(1)	1,500,170	8,325,944
Cabot Microelectronics Corp.(1)(2)	84,888	2,572,955
Credence Systems Corp.(1)	347,972	1,217,902
Cree Inc.(1)(2)	269,566	6,404,888
Cypress Semiconductor Corp.(1)(2)	488,712	7,105,872
Fairchild Semiconductor International Inc. Class A(1)	425,692	7,734,824
Integrated Device Technology Inc.(1)	701,642	9,949,284
International Rectifier Corp.(1)(2)	250,579	9,792,627
Intersil Corp. Class A	495,936	11,530,512
Lam Research Corp.(1)	492,615	22,965,711
Lattice Semiconductor Corp.(1)	400,977	2,478,038
MEMC Electronic Materials Inc.(1)	578,587	21,697,013
Micrel Inc.(1)	222,609	2,228,316
Microchip Technology Inc.	750,998	25,195,983
Semtech Corp.(1)	256,033	3,699,677
Silicon Laboratories Inc.(1)	161,317	5,670,293
TriQuint Semiconductor Inc.(1)	488,993	2,180,909

		150,750,748
SOFTWARE—2.47%
Activision Inc.(1)	974,265	11,087,136
Acxiom Corp.	270,211	6,755,275
Advent Software Inc.(1)	54,010	1,948,141
CSG Systems International Inc.(1)	167,222	4,137,072
Dun & Bradstreet Corp.(1)	232,220	16,181,090
Fair Isaac Corp.	228,618	8,301,120
Fidelity National Information Services Inc.	330,450	11,697,930
MoneyGram International Inc.	296,864	10,078,533
SEI Investments Co.	220,849	10,795,099
Sybase Inc.(1)	315,395	6,118,663
Transaction Systems Architects Inc. Class A(1)	130,597	5,444,589
Wind River Systems Inc.(1)	263,560	2,345,684

		94,890,332
TELECOMMUNICATIONS—2.08%
ADTRAN Inc.	239,149	5,364,112
Cincinnati Bell Inc.(1)	865,902	3,550,198
CommScope Inc.(1)	202,844	6,373,358
Harris Corp.	470,372	19,525,142
Newport Corp.(1)	141,000	2,272,920
Plantronics Inc.	166,482	3,697,565
Polycom Inc.(1)	305,691	6,700,747
Powerwave Technologies Inc.(1)(2)	391,501	3,570,489
RF Micro Devices Inc.(1)	665,664	3,974,014
Telephone & Data Systems Inc.	360,037	14,905,532
3Com Corp.(1)	1,372,966	7,029,586
UTStarcom Inc.(1)	367,253	2,860,901

		79,824,564
TEXTILES—0.34%
Mohawk Industries Inc.(1)	187,408	13,184,153

		13,184,153

TRANSPORTATION—3.27%
Alexander & Baldwin Inc.	154,720	6,849,454
C.H. Robinson Worldwide Inc.	608,488	32,432,410
Con-way Inc.	168,120	9,739,192
Expeditors International Washington Inc.	747,404	41,862,098
Hunt (J.B.) Transport Services Inc.	432,708	10,778,756
Overseas Shipholding Group Inc.	103,911	6,146,336
Swift Transportation Co. Inc.(1)	188,093	5,973,834
Werner Enterprises Inc.	178,784	3,623,952
YRC Worldwide Inc.(1)	201,316	8,477,417

		125,883,449
TRUCKING & LEASING—0.20%
GATX Corp.	178,450	7,584,125

		7,584,125
WATER—0.27%
Aqua America Inc.	453,581	10,337,111

		10,337,111

TOTAL COMMON STOCKS
(Cost: $3,406,348,132)		3,839,384,364

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.57%

CERTIFICATES OF DEPOSIT(3)—0.07%
Credit Suisse First Boston NY
5.28%, 04/23/07	$88,076	88,076
Fortis Bank NY
4.43%, 07/20/06	220,090	220,090
Societe Generale
5.33%, 12/08/06	880,759	880,759
Toronto-Dominion Bank
3.94%, 07/10/06	440,380	440,380
Washington Mutual Bank
5.28%, 08/07/06	440,380	440,380
Wells Fargo Bank N.A.
4.78%, 12/05/06	704,608	704,608

		2,774,293
COMMERCIAL PAPER(3)—0.55%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	2,458,887	2,445,070
ASAP Funding Ltd.
5.21%, 08/08/06(4)	422,765	420,562
Barton Capital Corp.
5.29%, 08/01/06(4)	841,909	838,321
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	334,689	333,900
CC USA Inc.
5.03%, 10/24/06(4)	176,152	173,371
Chariot Funding LLC
5.30%, 07/28/06(4)	663,520	661,078
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,932,078	1,931,531

Curzon Funding LLC
5.30%, 07/31/06(4)	880,759	877,129
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	649,754	634,585
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	1,864,339	1,857,800
Five Finance Inc.
5.19%, 12/01/06(4)	396,342	387,714
General Electric Capital Services Inc.
5.22%, 12/11/06	88,076	86,020
Govco Inc.
5.22%, 08/03/06(4)	880,759	876,800
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	299,458	294,817
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	220,190	219,413
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	810,123	808,118
Landale Funding LLC
5.30%, 08/15/06(4)	968,835	962,702
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	1,363,680	1,353,306
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	889,567	886,957
Prudential Funding LLC
5.22%, 07/31/06	440,380	438,592
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	880,759	878,580
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	1,031,977	1,031,392
Scaldis Capital LLC
5.30%, 07/25/06(4)	550,536	548,753
Sydney Capital Corp.
5.10%, 07/07/06(4)	963,463	962,917
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	1,076,543	1,073,880

		20,983,308
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	220,190	220,190
Dorada Finance Inc.
3.93%, 07/07/06(4)	273,035	273,035
K2 USA LLC
3.94%, 07/07/06(4)	528,456	528,455
Marshall & Ilsley Bank
5.18%, 12/15/06	880,759	882,130
Sigma Finance Inc.
5.13%, 03/30/07(4)	308,266	308,266
US Bank N.A.
2.85%, 11/15/06	176,152	174,953

		2,387,029
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	2,021,842	2,021,842

		2,021,842

REPURCHASE AGREEMENTS(3)—0.44%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,762,306 (collateralized by non-U.S. Government debt securities, value $1,816,868, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,761,519	1,761,519
Bear Stearns Companies (The) Inc. Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,321,730 (collateralized by non-U.S. Government debt securities, value $1,455,280, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,321,139	1,321,139
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,762,306 (collateralized by non-U.S. Government debt securities, value $1,809,326, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,761,519	1,761,519
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,202,883 (collateralized by non-U.S. Government debt securities, value $2,464,199, 0.00% to 10.00%, 6/1/28 to 12/15/35).	2,201,899	2,201,899
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $528,696 (collateralized by non-U.S. Government debt securities, value $598,234, 0.00% to 10.00%, 9/10/34 to 5/9/36).	528,456	528,456
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $881,152 (collateralized by non-U.S. Government debt securities, value $899,614, 5.22% to 5.42%, 7/3/06).	880,759	880,759
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,409,856 (collateralized by non-U.S. Government debt securities, value $1,481,718, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,409,215	1,409,215
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,762,306 (collateralized by non-U.S. Government debt securities, value $1,852,167, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,761,519	1,761,519
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $881,152 (collateralized by non-U.S. Government debt securities, value $908,453, 6.38% to 8.49%, 1/7/09 to 2/23/36).	880,759	880,759
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $881,152 (collateralized by non-U.S. Government debt securities, value $908,464, 0.07% to 7.75%, 2/22/11 to 12/15/45).	880,759	880,759
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $881,152 (collateralized by non-U.S. Government debt securities, value $926,875, 3.79% to 7.22%, 5/15/07 to 3/15/42).	880,759	880,759
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $308,406 (collateralized by non-U.S. Government debt securities, value $326,331, 0.00% to 10.00%, 7/3/06 to 6/30/36).	308,266	308,266

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $648,521 (collateralized by non-U.S. Government debt securities, value $652,661, 0.00% to 10.00%, 7/3/06 to 6/30/36)(7).	616,532	616,532
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,762,309 (collateralized by non-U.S. Government debt securities, value $1,852,147, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,761,519	1,761,519

		16,954,619
TIME DEPOSITS(3)—0.22%
ABN Amro Bank NV
5.30%, 07/03/06	880,759	880,759
KBC Bank NV
5.32%, 07/03/06	2,642,278	2,642,278
Societe Generale
5.32%, 07/03/06	2,201,899	2,201,899
UBS AG
5.25%-5.34%, 07/03/06	2,539,309	2,539,309

		8,264,245
VARIABLE & FLOATING RATE NOTES(3)—1.18%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	2,254,744	2,255,062
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	660,570	660,565
American Express Centurion Bank
5.34%, 07/19/07	968,835	969,993
American Express Credit Corp.
5.23%, 07/05/07	264,228	264,403
ASIF Global Financing
5.17%, 05/03/07(4)	88,076	88,117
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	572,494	572,494
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	1,497,291	1,497,282
BMW US Capital LLC
5.20%, 07/13/07(4)	880,759	880,759
BNP Paribas
5.14%, 05/18/07(4)	1,629,405	1,629,405
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	642,954	642,955
Commodore CDO Ltd.
5.38%, 06/12/07(4)	220,190	220,190
Credit Agricole SA
5.31%, 07/23/07	880,759	880,759
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	880,759	880,760
DEPFA Bank PLC
5.37%, 06/15/07	880,759	880,759
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	1,012,873	1,012,953
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	880,759	880,759
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,761,519	1,761,519
First Tennessee Bank N.A.
5.21%, 08/25/06	264,228	264,231
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	660,570	660,509

General Electric Capital Corp.
5.25%, 04/09/07	396,342	396,558
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	1,321,139	1,321,385
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	880,759	880,759
JP Morgan Chase & Co.
5.12%, 07/02/07	660,570	660,570
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	1,321,139	1,321,105
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	920,410	920,410
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,100,949	1,100,591
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	968,835	968,751
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	428,040	428,040
Marshall & Ilsley Bank
5.18%, 07/13/07	484,418	484,418
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	1,321,139	1,321,139
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	110,976	111,013
Mound Financing PLC
5.11%, 05/08/07(4)	827,914	827,914
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	880,759	880,709
National City Bank of Indiana
5.17%, 05/21/07	440,380	440,412
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	2,378,050	2,378,117
Newcastle Ltd.
5.34%, 04/24/07(4)	310,468	310,393
Northern Rock PLC
5.17%, 05/03/07(4)	1,056,911	1,056,937
Principal Life Global Funding I
5.63%, 02/08/07	396,342	397,460
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	660,570	660,534
Sigma Finance Inc.
5.51%, 06/18/07(4)	722,223	722,223
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	880,759	880,759
Strips III LLC
5.37%, 07/24/06(4)	205,893	205,893
SunTrust Bank
5.08%, 05/01/07	880,759	880,804
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	1,664,635	1,664,458
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,233,063	1,233,063
US Bank N.A.
5.28%, 09/29/06	396,342	396,317
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	1,409,920	1,409,921
Wachovia Bank N.A.
5.36%, 05/22/07	1,761,519	1,761,519
Wells Fargo & Co.
5.19%, 07/13/07(4)	440,380	440,408
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	792,683	792,675
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	871,071	868,207

Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	297,468	297,468

		45,324,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,709,740)		98,709,740

TOTAL INVESTMENTS IN SECURITIES—102.43%
(Cost: $3,505,057,872)		3,938,094,104
Other Assets, Less Liabilities—(2.43)%		(93,462,438)

NET ASSETS—100.00%		$3,844,631,666

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.39%
Catalina Marketing Corp.	143,862	$4,094,313
Harte-Hanks Inc.	131,525	3,372,301

		7,466,614
AEROSPACE & DEFENSE—0.71%
Alliant Techsystems Inc.(1)	133,185	10,168,675
DRS Technologies Inc.	72,261	3,522,724

		13,691,399
AIRLINES—0.64%
AirTran Holdings Inc.(1)	342,909	5,095,628
JetBlue Airways Corp.(1)(2)	584,355	7,094,070

		12,189,698
APPAREL—0.68%
Polo Ralph Lauren Corp.	143,057	7,853,829
Timberland Co. Class A(1)	201,331	5,254,739

		13,108,568
AUTO MANUFACTURERS—0.37%
Oshkosh Truck Corp.	150,712	7,161,834

		7,161,834
BANKS—2.22%
Cathay General Bancorp	105,032	3,821,064
City National Corp.	82,975	5,400,843
Cullen/Frost Bankers Inc.	68,811	3,942,870
Greater Bay Bancorp	104,890	3,015,588
Investors Financial Services Corp.	248,625	11,163,263
SVB Financial Group(1)(2)	59,015	2,682,822
TCF Financial Corp.	212,763	5,627,581
Texas Regional Bancshares Inc. Class A	97,856	3,710,700
Westamerica Bancorp	63,249	3,097,304

		42,462,035
BEVERAGES—0.10%
PepsiAmericas Inc.	87,582	1,936,438

		1,936,438
BIOTECHNOLOGY—2.37%
Affymetrix Inc.(1)	186,862	4,783,667
Charles River Laboratories International Inc.(1)	155,054	5,705,987
Invitrogen Corp.(1)	201,100	13,286,677
Martek Biosciences Corp.(1)(2)	121,178	3,508,103
Millennium Pharmaceuticals Inc.(1)	451,903	4,505,473
PDL BioPharma Inc.(1)	263,808	4,856,705
Vertex Pharmaceuticals Inc.(1)	237,192	8,707,318

		45,353,930

BUILDING MATERIALS—0.62%
Florida Rock Industries Inc.	113,011	5,613,256
Martin Marietta Materials Inc.	68,972	6,286,798

		11,900,054
CHEMICALS—0.44%
Airgas Inc.	89,045	3,316,926
Valspar Corp. (The)	193,057	5,098,635

		8,415,561
COAL—1.61%
Arch Coal Inc.	254,341	10,776,428
Peabody Energy Corp.	360,435	20,094,251

		30,870,679
COMMERCIAL SERVICES—5.54%
ADESA Inc.	142,164	3,161,727
Alliance Data Systems Corp.(1)	254,904	14,993,453
Career Education Corp.(1)	369,248	11,036,823
ChoicePoint Inc.(1)	325,471	13,594,924
Corinthian Colleges Inc.(1)	324,886	4,665,363
Corporate Executive Board Co. (The)	151,351	15,165,370
Deluxe Corp.	102,573	1,792,976
DeVry Inc.(1)	143,873	3,160,890
Gartner Inc.(1)	83,751	1,189,264
ITT Educational Services Inc.(1)	135,610	8,924,494
Korn/Ferry International(1)	46,730	915,441
Laureate Education Inc.(1)	81,400	3,470,082
Navigant Consulting Inc.(1)	106,530	2,412,905
Pharmaceutical Product Development Inc.	383,702	13,475,614
Rent-A-Center Inc.(1)	143,915	3,577,727
Rollins Inc.	111,763	2,195,025
Valassis Communications Inc.(1)	102,493	2,417,810

		106,149,888
COMPUTERS—5.71%
BISYS Group Inc. (The)(1)	454,388	6,225,116
Cadence Design Systems Inc.(1)	437,139	7,496,934
Ceridian Corp.(1)	216,507	5,291,431
Cognizant Technology Solutions Corp.(1)	531,061	35,777,580
Diebold Inc.	104,930	4,262,257
DST Systems Inc.(1)	231,955	13,801,323
Henry (Jack) & Associates Inc.	287,184	5,646,037
McDATA Corp. Class A(1)	269,207	1,098,365
National Instruments Corp.	116,001	3,178,427
Palm Inc.(1)	118,077	1,901,040
Reynolds & Reynolds Co. (The) Class A	76,883	2,358,002
SRA International Inc. Class A(1)	94,453	2,515,283
Synopsys Inc.(1)	179,440	3,368,089
Western Digital Corp.(1)	834,620	16,533,822

		109,453,706
DISTRIBUTION & WHOLESALE—1.65%
CDW Corp.	234,191	12,798,538
Fastenal Co.	468,143	18,861,481

		31,660,019
DIVERSIFIED FINANCIAL SERVICES—1.80%
AmeriCredit Corp.(1)	226,757	6,331,055
Eaton Vance Corp.	483,698	12,073,102
IndyMac Bancorp Inc.	133,718	6,130,970
Raymond James Financial Inc.	111,012	3,360,333
Waddell & Reed Financial Inc. Class A	320,308	6,585,533

		34,480,993

ELECTRICAL COMPONENTS & EQUIPMENT—1.14%
AMETEK Inc.	174,120	8,249,806
Energizer Holdings Inc.(1)	233,697	13,687,633

		21,937,439
ELECTRONICS—1.36%
Amphenol Corp. Class A	338,817	18,960,199
Gentex Corp.	309,518	4,333,252
Varian Inc.(1)	65,826	2,732,437

		26,025,888
ENGINEERING & CONSTRUCTION—1.03%
Granite Construction Inc.	47,322	2,142,267
Jacobs Engineering Group Inc.(1)	221,631	17,650,693

		19,792,960
ENTERTAINMENT—1.74%
GTECH Holdings Corp.	481,474	16,745,666
International Speedway Corp. Class A	75,808	3,515,217
Macrovision Corp.(1)	195,358	4,204,104
Scientific Games Corp. Class A(1)	248,172	8,839,887

		33,304,874
ENVIRONMENTAL CONTROL—1.12%
Mine Safety Appliances Co.(2)	55,786	2,242,597
Republic Services Inc.	204,680	8,256,791
Stericycle Inc.(1)	167,356	10,894,876

		21,394,264
FOOD—0.52%
Hormel Foods Corp.	118,762	4,410,821
Smucker (J.M.) Co. (The)	94,588	4,228,084
Tootsie Roll Industries Inc.	46,008	1,340,213

		9,979,118
HAND & MACHINE TOOLS—0.13%
Lincoln Electric Holdings Inc.	40,287	2,523,981

		2,523,981
HEALTH CARE - PRODUCTS—6.54%
Advanced Medical Optics Inc.(1)(2)	90,817	4,604,422
Beckman Coulter Inc.	238,491	13,248,175
Cytyc Corp.(1)	432,310	10,963,382
DENTSPLY International Inc.	298,585	18,094,251
Edwards Lifesciences Corp.(1)	145,367	6,604,023
Gen-Probe Inc.(1)	195,256	10,539,919
Henry Schein Inc.(1)	227,067	10,610,841
Intuitive Surgical Inc.(1)	138,270	16,311,712
Steris Corp.	137,795	3,149,994
TECHNE Corp.(1)	149,124	7,593,394
Varian Medical Systems Inc.(1)	496,976	23,531,814

		125,251,927
HEALTH CARE - SERVICES—3.44%
Apria Healthcare Group Inc.(1)	160,179	3,027,383
Community Health Systems Inc.(1)	371,702	13,660,049
Covance Inc.(1)	146,568	8,972,893
Health Net Inc.(1)	296,631	13,398,822
LifePoint Hospitals Inc.(1)(2)	217,310	6,982,170
Lincare Holdings Inc.(1)	361,280	13,670,835
Universal Health Services Inc. Class B	125,399	6,302,554

		66,014,706

HOLDING COMPANIES-DIVERSIFIED—0.40%
Leucadia National Corp.	261,570	7,635,228

		7,635,228
HOME BUILDERS—2.09%
Beazer Homes USA Inc.	95,110	4,362,696
Hovnanian Enterprises Inc. Class A(1)	135,273	4,069,012
M.D.C. Holdings Inc.	124,036	6,441,189
Ryland Group Inc.	172,388	7,510,945
Thor Industries Inc.(2)	130,417	6,318,704
Toll Brothers Inc.(1)	442,048	11,303,167

		40,005,713
HOUSEHOLD PRODUCTS & WARES—0.67%
Church & Dwight Co. Inc.	244,417	8,901,667
Scotts Miracle-Gro Co. (The) Class A	91,691	3,880,363

		12,782,030
INSURANCE—4.28%
Berkley (W.R.) Corp.	390,576	13,330,359
Brown & Brown Inc.	422,239	12,337,824
Everest Re Group Ltd.	130,223	11,273,405
Fidelity National Financial Inc.	343,661	13,385,596
Gallagher (Arthur J.) & Co.	208,295	5,278,195
PMI Group Inc. (The)	158,542	7,067,802
Radian Group Inc.	311,665	19,254,664

		81,927,845
INTERNET—1.78%
Avocent Corp.(1)	72,593	1,905,566
CheckFree Corp.(1)	131,618	6,522,988
F5 Networks Inc.(1)	153,267	8,196,719
McAfee Inc.(1)	603,240	14,640,635
RSA Security Inc.(1)	102,442	2,785,398

		34,051,306
LODGING—0.18%
Boyd Gaming Corp.	84,238	3,399,846

		3,399,846
MACHINERY—1.86%
Flowserve Corp.(1)	89,234	5,077,415
Graco Inc.	258,450	11,883,531
Joy Global Inc.	182,426	9,502,570
Zebra Technologies Corp. Class A(1)	267,554	9,139,645

		35,603,161
MANUFACTURING—1.24%
Donaldson Co. Inc.	256,659	8,693,040
Pentair Inc.	141,861	4,850,228
Roper Industries Inc.	150,995	7,059,016
Teleflex Inc.	58,159	3,141,749

		23,744,033
MEDIA—0.71%
Emmis Communications Corp.(1)	50,711	793,120
Entercom Communications Corp.	47,321	1,237,917
Lee Enterprises Inc.	95,047	2,561,517
Washington Post Co. (The) Class B	10,211	7,964,682
Westwood One Inc.	135,423	1,015,673

		13,572,909

METAL FABRICATE & HARDWARE—0.65%
Precision Castparts Corp.	207,829	12,419,861

		12,419,861
OFFICE FURNISHINGS—0.34%
Herman Miller Inc.	98,527	2,539,041
HNI Corp.	86,185	3,908,490

		6,447,531
OIL & GAS—9.23%
Denbury Resources Inc.(1)	450,196	14,257,707
ENSCO International Inc.	267,546	12,312,467
Helmerich & Payne Inc.	79,387	4,783,861
Newfield Exploration Co.(1)	486,337	23,801,333
Noble Energy Inc.	670,047	31,398,402
Patterson-UTI Energy Inc.	648,579	18,361,272
Pioneer Natural Resources Co.	489,021	22,695,465
Plains Exploration & Production Co.(1)	297,842	12,074,515
Pogo Producing Co.	219,114	10,101,155
Quicksilver Resources Inc.(1)(2)	199,592	7,346,982
Southwestern Energy Co.(1)	633,614	19,743,412

		176,876,571
OIL & GAS SERVICES—2.89%
Cameron International Corp.(1)	179,002	8,550,926
FMC Technologies Inc.(1)	121,254	8,179,795
Grant Prideco Inc.(1)	494,971	22,149,952
Smith International Inc.	371,494	16,520,338

		55,401,011
PHARMACEUTICALS—3.60%
Cephalon Inc.(1)	229,683	13,803,948
Medicis Pharmaceutical Corp. Class A	206,558	4,957,392
Omnicare Inc.	297,760	14,119,779
Par Pharmaceutical Companies Inc.(1)	132,296	2,442,184
Perrigo Co.	139,435	2,244,904
Sepracor Inc.(1)(2)	411,300	23,501,682
Valeant Pharmaceuticals International	168,030	2,843,068
VCA Antech Inc.(1)	156,976	5,012,244

		68,925,201
PIPELINES—1.82%
Equitable Resources Inc.	205,361	6,879,594
Questar Corp.	184,546	14,854,108
Western Gas Resources Inc.	221,271	13,243,069

		34,976,771
REAL ESTATE INVESTMENT TRUSTS—0.57%
Macerich Co. (The)	92,142	6,468,368
Weingarten Realty Investors	116,087	4,443,810

		10,912,178
RETAIL—12.02%
Abercrombie & Fitch Co. Class A	332,815	18,447,935
Advance Auto Parts Inc.	408,307	11,800,072
Aeropostale Inc.(1)	206,444	5,964,167
American Eagle Outfitters Inc.	498,481	16,968,293
AnnTaylor Stores Corp.(1)	119,417	5,180,309
Applebee’s International Inc.	280,093	5,383,387
Barnes & Noble Inc.	75,570	2,758,305
Brinker International Inc.	225,102	8,171,203
CarMax Inc.(1)	155,363	5,509,172

Cheesecake Factory (The)(1)	298,924	8,056,002
Chico’s FAS Inc.(1)	688,381	18,572,519
Claire’s Stores Inc.	204,720	5,222,407
Copart Inc.(1)	263,754	6,477,798
Dollar Tree Stores Inc.(1)	257,818	6,832,177
GameStop Corp. Class A(1)	224,253	9,418,626
Michaels Stores Inc.	344,768	14,218,232
MSC Industrial Direct Co. Inc. Class A	102,969	4,898,235
99 Cents Only Stores(1)	119,675	1,251,801
O’Reilly Automotive Inc.(1)	231,062	7,206,824
OSI Restaurant Partners Inc.(2)	147,177	5,092,324
Pacific Sunwear of California Inc.(1)	273,503	4,903,909
PetSmart Inc.	529,712	13,560,627
Regis Corp.	98,624	3,512,001
Ross Stores Inc.	540,288	15,155,078
Ruby Tuesday Inc.(2)	147,138	3,591,639
Urban Outfitters Inc.(1)	418,423	7,318,218
Williams-Sonoma Inc.	435,558	14,830,750

		230,302,010
SAVINGS & LOANS—0.11%
First Niagara Financial Group Inc.	158,492	2,222,058

		2,222,058
SEMICONDUCTORS—3.29%
Cabot Microelectronics Corp.(1)	91,919	2,786,065
Cree Inc.(1)	291,264	6,920,433
Cypress Semiconductor Corp.(1)(2)	179,210	2,605,713
International Rectifier Corp.(1)(2)	127,257	4,973,204
Lam Research Corp.(1)	239,281	11,155,280
MEMC Electronic Materials Inc.(1)	206,051	7,726,913
Micrel Inc.(1)	103,737	1,038,407
Microchip Technology Inc.	510,779	17,136,635
Semtech Corp.(1)	176,174	2,545,714
Silicon Laboratories Inc.(1)	174,374	6,129,246

		63,017,610
SOFTWARE—3.75%
Activision Inc.(1)	1,050,753	11,957,569
Advent Software Inc.(1)	23,804	858,610
CSG Systems International Inc.(1)	181,252	4,484,174
Dun & Bradstreet Corp.(1)	125,284	8,729,789
Fair Isaac Corp.	246,543	8,951,976
Fidelity National Information Services Inc.	356,639	12,625,021
MoneyGram International Inc.	144,820	4,916,639
SEI Investments Co.	238,312	11,648,691
Sybase Inc.(1)	225,650	4,377,610
Transaction Systems Architects Inc. Class A(1)	54,918	2,289,531
Wind River Systems Inc.(1)	105,168	935,995

		71,775,605
TELECOMMUNICATIONS—1.46%
ADTRAN Inc.	131,510	2,949,769
Harris Corp.	299,634	12,437,807
Plantronics Inc.	179,633	3,989,649
Polycom Inc.(1)	177,483	3,890,427
Powerwave Technologies Inc.(1)	140,573	1,282,026
RF Micro Devices Inc.(1)	286,257	1,708,954
UTStarcom Inc.(1)	214,453	1,670,589

		27,929,221
TEXTILES—0.49%
Mohawk Industries Inc.(1)	133,442	9,387,645

		9,387,645

TRANSPORTATION—4.33%
C.H. Robinson Worldwide Inc.	657,028	35,019,592
Expeditors International Washington Inc.	806,844	45,191,332
Overseas Shipholding Group Inc.	47,088	2,785,255

		82,996,179
WATER—0.30%
Aqua America Inc.(2)	249,141	5,677,923

		5,677,923

TOTAL COMMON STOCKS
(Cost: $1,846,860,041)		1,914,516,019

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.65%

CERTIFICATES OF DEPOSIT(3)—0.08%
Credit Suisse First Boston NY
5.28%, 04/23/07	$45,198	45,198
Fortis Bank NY
4.43%, 07/20/06	112,943	112,943
Societe Generale
5.33%, 12/08/06	451,981	451,981
Toronto-Dominion Bank
3.94%, 07/10/06	225,991	225,991
Washington Mutual Bank
5.28%, 08/07/06	225,991	225,991
Wells Fargo Bank N.A.
4.78%, 12/05/06	361,585	361,585

		1,423,689
COMMERCIAL PAPER(3)—0.56%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	1,261,832	1,254,745
ASAP Funding Ltd.
5.21%, 08/08/06(4)	216,951	215,821
Barton Capital Corp.
5.29%, 08/01/06(4)	432,044	430,203
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	171,753	171,348
CC USA Inc.
5.03%, 10/24/06(4)	90,396	88,969
Chariot Funding LLC
5.30%, 07/28/06(4)	340,500	339,247
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	991,489	991,208
Curzon Funding LLC
5.30%, 07/31/06(4)	451,981	450,118
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	333,436	325,652
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	956,727	953,372
Five Finance Inc.
5.19%, 12/01/06(4)	203,392	198,964
General Electric Capital Services Inc.
5.22%, 12/11/06	45,198	44,143

Govco Inc.
5.22%, 08/03/06(4)	451,981	449,950
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	153,674	151,292
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	112,995	112,597
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	415,732	414,704
Landale Funding LLC
5.30%, 08/15/06(4)	497,179	494,032
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	699,802	694,479
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	456,501	455,162
Prudential Funding LLC
5.22%, 07/31/06	225,991	225,073
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	451,981	450,863
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	529,582	529,282
Scaldis Capital LLC
5.30%, 07/25/06(4)	282,520	281,605
Sydney Capital Corp.
5.10%, 07/07/06(4)	494,422	494,142
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	552,452	551,085

		10,768,056
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	112,995	112,995
Dorada Finance Inc.
3.93%, 07/07/06(4)	140,114	140,114
K2 USA LLC
3.94%, 07/07/06(4)	271,189	271,189
Marshall & Ilsley Bank
5.18%, 12/15/06	451,981	452,684
Sigma Finance Inc.
5.13%, 03/30/07(4)	158,193	158,193
US Bank N.A.
2.85%, 11/15/06	90,396	89,781

		1,224,956
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,105,545	1,105,545

		1,105,545
REPURCHASE AGREEMENTS(3)—0.46%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $904,366 (collateralized by non-U.S. Government debt securities, value $932,366, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$903,962	903,962
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $678,275 (collateralized by non-U.S. Government debt securities, value $746,809, 2.12% to 6.47%, 11/25/34 to 12/25/42).	677,972	677,972

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,130,458 (collateralized by non-U.S. Government debt securities, value $1,264,558, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,129,953	1,129,953
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $904,366 (collateralized by non-U.S. Government debt securities, value $928,496, 5.36% to 6.00%, 12/25/35 to 12/25/42).	903,962	903,962
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $271,312 (collateralized by non-U.S. Government debt securities, value $306,997, 0.00% to 10.00%, 9/10/34 to 5/9/36).	271,189	271,189
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $452,183 (collateralized by non-U.S. Government debt securities, value $461,657, 5.22% to 5.42%, 7/3/06).	451,981	451,981
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $723,499 (collateralized by non-U.S. Government debt securities, value $760,376, 0.00% to 10.00%, 1/1/10 to 6/6/16).	723,170	723,170
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $452,183 (collateralized by non-U.S. Government debt securities, value $466,193, 6.38% to 8.49%, 1/7/09 to 2/23/36).	451,981	451,981
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $452,183 (collateralized by non-U.S. Government debt securities, value $466,198, 0.07% to 7.75%, 2/22/11 to 12/15/45).	451,981	451,981
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $904,366 (collateralized by non-U.S. Government debt securities, value $950,480, 0.00% to 8.57%, 6/25/23 to 4/25/46).	903,962	903,962
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $452,183 (collateralized by non-U.S. Government debt securities, value $475,647, 3.79% to 7.22%, 5/15/07 to 3/15/42).	451,981	451,981
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $158,265 (collateralized by non-U.S. Government debt securities, value $167,464, 0.00% to 10.00%, 7/3/06 to 6/30/36).	158,193	158,193
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $332,803 (collateralized by non-U.S. Government debt securities, value $334,928, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	316,387	316,387
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $904,367 (collateralized by non-U.S. Government debt securities, value $950,470, 0.00% to 10.00%, 1/1/10 to 5/6/16).	903,962	903,962

		8,700,636

TIME DEPOSITS(3)—0.22%
ABN Amro Bank NV
5.30%, 07/03/06	451,981	451,981
KBC Bank NV
5.32%, 07/03/06	1,355,944	1,355,944
Societe Generale
5.32%, 07/03/06	1,129,953	1,129,953
UBS AG
5.25%-5.34%, 07/03/06	1,303,103	1,303,103

		4,240,981
VARIABLE & FLOATING RATE NOTES(3)—1.21%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	1,157,072	1,157,234
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	338,986	338,983
American Express Centurion Bank
5.34%, 07/19/07	497,179	497,773
American Express Credit Corp.
5.23%, 07/05/07	135,594	135,684
ASIF Global Financing
5.17%, 05/03/07(4)	45,198	45,219
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	293,788	293,788
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	768,368	768,363
BMW US Capital LLC
5.20%, 07/13/07(4)	451,981	451,981
BNP Paribas
5.14%, 05/18/07(4)	836,165	836,165
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	329,946	329,946
Commodore CDO Ltd.
5.38%, 06/12/07(4)	112,995	112,995
Credit Agricole SA
5.31%, 07/23/07	451,981	451,981
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	451,981	451,981
DEPFA Bank PLC
5.37%, 06/15/07	451,981	451,981
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	519,778	519,820
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	451,981	451,981
Fifth Third Bancorp
5.28%, 06/22/07(4)	903,962	903,962
First Tennessee Bank N.A.
5.21%, 08/25/06	135,594	135,596
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	338,986	338,955
General Electric Capital Corp.
5.25%, 04/09/07	203,392	203,502
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	677,972	678,098
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	451,981	451,981
JP Morgan Chase & Co.
5.12%, 07/02/07	338,986	338,986
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	677,972	677,954
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	472,329	472,329
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	564,976	564,793

Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	497,179	497,136
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	219,658	219,658
Marshall & Ilsley Bank
5.18%, 07/13/07	248,590	248,590
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	677,972	677,972
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	56,950	56,969
Mound Financing PLC
5.11%, 05/08/07(4)	424,862	424,862
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	451,981	451,955
National City Bank of Indiana
5.17%, 05/21/07	225,991	226,007
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	1,220,349	1,220,383
Newcastle Ltd.
5.34%, 04/24/07(4)	159,323	159,285
Northern Rock PLC
5.17%, 05/03/07(4)	542,377	542,391
Principal Life Global Funding I
5.63%, 02/08/07	203,392	203,965
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	338,986	338,967
Sigma Finance Inc.
5.51%, 06/18/07(4)	370,625	370,625
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	451,981	451,981
Strips III LLC
5.37%, 07/24/06(4)	105,658	105,658
SunTrust Bank
5.08%, 05/01/07	451,981	452,004
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	854,244	854,154
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	632,774	632,773
US Bank N.A.
5.28%, 09/29/06	203,392	203,379
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	723,532	723,532
Wachovia Bank N.A.
5.36%, 05/22/07	903,962	903,962
Wells Fargo & Co.
5.19%, 07/13/07(4)	225,991	226,005
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	406,783	406,779
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	447,009	445,540
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	152,652	152,653

		23,259,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,723,079)		50,723,079

TOTAL INVESTMENTS IN SECURITIES—102.58%
(Cost: $1,897,583,120)		1,965,239,098
Other Assets, Less Liabilities—(2.58)%		(49,488,425)

NET ASSETS—100.00%		$1,915,750,673

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.80%

ADVERTISING—0.09%
Harte-Hanks Inc.	91,639	$2,349,624

		2,349,624
AEROSPACE & DEFENSE—0.26%
DRS Technologies Inc.	90,484	4,411,095
Sequa Corp. Class A(1)	29,369	2,393,573

		6,804,668
AGRICULTURE—0.16%
Universal Corp.	112,072	4,171,320

		4,171,320
AIRLINES—0.26%
Alaska Air Group Inc.(1)	171,097	6,744,644

		6,744,644
APPAREL—0.22%
Polo Ralph Lauren Corp.	100,750	5,531,175

		5,531,175
AUTO MANUFACTURERS—0.27%
Oshkosh Truck Corp.	147,526	7,010,435

		7,010,435
AUTO PARTS & EQUIPMENT—1.29%
ArvinMeritor Inc.	306,585	5,270,196
Bandag Inc.	50,764	1,857,455
BorgWarner Inc.	249,330	16,231,383
Lear Corp.	293,338	6,515,037
Modine Manufacturing Co.	146,010	3,410,794

		33,284,865
BANKS—5.15%
Associated Bancorp	576,000	18,161,280
Bank of Hawaii Corp.	221,529	10,987,838
Cathay General Bancorp	103,272	3,757,035
City National Corp.	84,985	5,531,674
Colonial BancGroup Inc. (The)	673,381	17,292,424
Cullen/Frost Bankers Inc.	129,312	7,409,578
FirstMerit Corp.	347,586	7,278,451
Greater Bay Bancorp	98,551	2,833,341
Mercantile Bankshares Corp.	536,691	19,143,768
SVB Financial Group(1)(2)	86,769	3,944,519
TCF Financial Corp.	244,204	6,459,196
Texas Regional Bancshares Inc. Class A	85,461	3,240,681
Webster Financial Corp.	229,934	10,908,069
Westamerica Bancorp	64,368	3,152,101
Wilmington Trust Corp.	297,118	12,532,437

		132,632,392

BEVERAGES—0.14%
PepsiAmericas Inc.	159,289	3,521,880

		3,521,880
BIOTECHNOLOGY—1.03%
Affymetrix Inc.(1)	79,471	2,034,458
Charles River Laboratories International Inc.(1)	134,905	4,964,504
Millennium Pharmaceuticals Inc.(1)	849,603	8,470,542
PDL BioPharma Inc.(1)	194,578	3,582,181
Vertex Pharmaceuticals Inc.(1)	206,129	7,566,996

		26,618,681
BUILDING MATERIALS—0.57%
Florida Rock Industries Inc.	76,121	3,780,930
Martin Marietta Materials Inc.	119,518	10,894,066

		14,674,996
CHEMICALS—4.64%
Airgas Inc.	190,642	7,101,414
Albemarle Corp.	168,869	8,085,448
Cabot Corp.	276,559	9,546,817
Chemtura Corp.	1,046,426	9,773,619
Cytec Industries Inc.	176,537	9,472,975
Ferro Corp.	185,192	2,955,664
FMC Corp.	170,346	10,968,579
Lubrizol Corp.	297,818	11,868,047
Lyondell Chemical Co.	894,101	20,260,329
Minerals Technologies Inc.	86,628	4,504,656
Olin Corp.	314,800	5,644,364
RPM International Inc.	515,802	9,284,436
Sensient Technologies Corp.	201,931	4,222,377
Valspar Corp. (The)	221,621	5,853,011

		119,541,736
COAL—2.14%
Arch Coal Inc.	330,134	13,987,778
Peabody Energy Corp.	737,965	41,141,549

		55,129,327
COMMERCIAL SERVICES—3.48%
ADESA Inc.	227,551	5,060,734
Banta Corp.	104,390	4,836,389
Deluxe Corp.	104,940	1,834,351
DeVry Inc.(1)	89,482	1,965,920
Gartner Inc.(1)	158,083	2,244,779
Kelly Services Inc. Class A	84,464	2,294,887
Korn/Ferry International(1)	131,637	2,578,769
Laureate Education Inc.(1)	129,878	5,536,699
Manpower Inc.	381,787	24,663,440
MPS Group Inc.(1)	448,630	6,756,368
Navigant Consulting Inc.(1)	104,665	2,370,662
Quanta Services Inc.(1)(2)	515,674	8,936,630
Rent-A-Center Inc.(1)	136,497	3,393,315
Sotheby's Holdings Inc. Class A(1)	205,358	5,390,647
United Rentals Inc.(1)(2)	296,987	9,497,644
Valassis Communications Inc.(1)	89,474	2,110,692

		89,471,926
COMPUTERS—2.42%
Cadence Design Systems Inc.(1)	726,037	12,451,535
Ceridian Corp.(1)	390,264	9,538,052
Diebold Inc.	173,124	7,032,297

Imation Corp.	151,956	6,237,794
McDATA Corp. Class A(1)	379,935	1,550,135
Mentor Graphics Corp.(1)	350,139	4,544,804
National Instruments Corp.	109,074	2,988,628
Palm Inc.(1)	263,389	4,240,563
Reynolds & Reynolds Co. (The) Class A	138,992	4,262,885
SRA International Inc. Class A(1)	56,243	1,497,751
Synopsys Inc.(1)	419,001	7,864,649

		62,209,093
DISTRIBUTION & WHOLESALE—0.72%
Ingram Micro Inc. Class A(1)	516,156	9,357,908
Tech Data Corp.(1)	241,955	9,269,296

		18,627,204
DIVERSIFIED FINANCIAL SERVICES—2.08%
AmeriCredit Corp.(1)	306,633	8,561,193
Edwards (A.G.) Inc.	329,253	18,214,276
IndyMac Bancorp Inc.	131,522	6,030,284
Jefferies Group Inc.	438,518	12,993,288
Raymond James Financial Inc.	259,734	7,862,148

		53,661,189
ELECTRIC—10.00%
Alliant Energy Corp.	511,977	17,560,811
Aquila Inc.(1)	1,628,542	6,856,162
Black Hills Corp.	144,775	4,970,126
DPL Inc.	529,609	14,193,521
Duquesne Light Holdings Inc.(2)	341,980	5,622,151
Energy East Corp.	643,258	15,393,164
Great Plains Energy Inc.	346,192	9,644,909
Hawaiian Electric Industries Inc.(2)	353,367	9,862,473
IDACORP Inc.(2)	186,060	6,379,997
MDU Resources Group Inc.	522,557	19,130,812
Northeast Utilities	668,903	13,826,225
NSTAR	465,245	13,306,007
OGE Energy Corp.	395,396	13,850,722
Pepco Holdings Inc.	829,190	19,552,300
PNM Resources Inc.	299,791	7,482,783
Puget Energy Inc.	505,428	10,856,593
SCANA Corp.	503,010	19,406,126
Sierra Pacific Resources Corp.(1)	875,024	12,250,336
Westar Energy Inc.	379,534	7,989,191
Wisconsin Energy Corp.	509,534	20,534,220
WPS Resources Corp.	175,466	8,703,114

		257,371,743
ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
AMETEK Inc.	107,864	5,110,596
Hubbell Inc. Class B	264,820	12,618,673

		17,729,269
ELECTRONICS—2.79%
Arrow Electronics Inc.(1)	530,662	17,087,316
Avnet Inc.(1)	637,990	12,772,560
Gentex Corp.	314,155	4,398,170
KEMET Corp.(1)	377,460	3,480,181
Plexus Corp.(1)	198,917	6,804,951
Thomas & Betts Corp.(1)	236,534	12,134,194
Varian Inc.(1)	59,243	2,459,177
Vishay Intertechnology Inc.(1)	803,326	12,636,318

		71,772,867

ENGINEERING & CONSTRUCTION—0.30%
Dycom Industries Inc.(1)	175,540	3,737,247
Granite Construction Inc.	88,998	4,028,939

		7,766,186
ENTERTAINMENT—0.12%
International Speedway Corp. Class A	65,745	3,048,596

		3,048,596
ENVIRONMENTAL CONTROL—0.53%
Mine Safety Appliances Co.	50,452	2,028,170
Republic Services Inc.	288,286	11,629,457

		13,657,627
FOOD—1.21%
Hormel Foods Corp.	181,418	6,737,864
Ruddick Corp.	150,403	3,686,378
Smithfield Foods Inc.(1)	430,931	12,423,741
Smucker (J.M.) Co. (The)	144,530	6,460,491
Tootsie Roll Industries Inc.	58,910	1,716,048

		31,024,522
FOREST PRODUCTS & PAPER—1.24%
Bowater Inc.(2)	243,637	5,542,742
Glatfelter Co.	193,817	3,075,876
Longview Fibre Co.	222,520	4,247,907
Potlatch Corp.	168,602	6,364,725
Rayonier Inc.	333,318	12,636,085

		31,867,335
GAS—1.77%
AGL Resources Inc.	339,459	12,940,177
ONEOK Inc.	511,347	17,406,252
Vectren Corp.	331,874	9,043,566
WGL Holdings Inc.	212,431	6,149,877

		45,539,872
HAND & MACHINE TOOLS—0.75%
Kennametal Inc.	172,432	10,733,892
Lincoln Electric Holdings Inc.	138,633	8,685,357

		19,419,249
HEALTH CARE-PRODUCTS—1.38%
Advanced Medical Optics Inc.(1)	194,426	9,857,398
Edwards Lifesciences Corp.(1)	89,640	4,072,345
Henry Schein Inc.(1)	123,320	5,762,744
Hillenbrand Industries Inc.	267,251	12,961,673
Steris Corp.	129,079	2,950,746

		35,604,906
HEALTH CARE-SERVICES—1.31%
Covance Inc.(1)	108,178	6,622,657
Health Net Inc.(1)	160,629	7,255,612
Triad Hospitals Inc.(1)	381,336	15,093,279
Universal Health Services Inc. Class B	91,869	4,617,336

		33,588,884
HOLDING COMPANIES-DIVERSIFIED—0.47%
Leucadia National Corp.	415,104	12,116,886

		12,116,886
HOME BUILDERS—0.12%
Beazer Homes USA Inc.	66,862	3,066,960

		3,066,960

HOME FURNISHINGS—0.17%
Furniture Brands International Inc.(2)	213,399	4,447,235

		4,447,235
HOUSEHOLD PRODUCTS & WARES—0.61%
American Greetings Corp. Class A(2)	250,800	5,269,308
Blyth Inc.	113,679	2,098,514
Scotts Miracle-Gro Co. (The) Class A	90,074	3,811,932
Tupperware Brands Corp.	235,407	4,635,164

		15,814,918
INSURANCE—7.27%
American Financial Group Inc.	205,152	8,801,021
AmerUs Group Co.	169,049	9,897,819
Berkley (W.R.) Corp.	287,427	9,809,884
Everest Re Group Ltd.	132,898	11,504,980
Fidelity National Financial Inc.	365,402	14,232,408
First American Corp.	420,963	17,794,106
Gallagher (Arthur J.) & Co.	181,386	4,596,321
Hanover Insurance Group Inc. (The)	221,227	10,499,433
HCC Insurance Holdings Inc.	484,371	14,259,882
Horace Mann Educators Corp.	186,683	3,164,277
Mercury General Corp.	154,707	8,720,834
Ohio Casualty Corp.	276,976	8,234,496
Old Republic International Corp.	1,001,142	21,394,405
PMI Group Inc. (The)	206,380	9,200,420
Protective Life Corp.	304,426	14,192,340
StanCorp Financial Group Inc.	238,265	12,130,071
Unitrin Inc.	197,170	8,594,640

		187,027,337
INTERNET—0.83%
Avocent Corp.(1)	130,183	3,417,304
CheckFree Corp.(1)	246,810	12,231,904
RSA Security Inc.(1)	210,594	5,726,051

		21,375,259
IRON & STEEL—0.93%
Reliance Steel & Aluminum Co.	137,740	11,425,533
Steel Dynamics Inc.	188,708	12,405,664

		23,831,197
LEISURE TIME—0.14%
Callaway Golf Co.	282,637	3,671,455

		3,671,455
LODGING—0.15%
Boyd Gaming Corp.	93,907	3,790,087

		3,790,087
MACHINERY—1.72%
AGCO Corp.(1)	394,580	10,385,346
Flowserve Corp.(1)	142,044	8,082,304
Joy Global Inc.	328,431	17,107,971
Nordson Corp.	146,785	7,218,886
Tecumseh Products Co. Class A(1)	80,399	1,543,661

		44,338,168
MANUFACTURING—4.09%
Brink's Co. (The)	210,600	11,879,946
Carlisle Companies Inc.	133,910	10,619,063

Crane Co.	219,724	9,140,518
Federal Signal Corp.	210,634	3,188,999
Harsco Corp.	182,743	14,246,644
Lancaster Colony Corp.	107,068	4,225,974
Pentair Inc.	278,742	9,530,189
Roper Industries Inc.	204,190	9,545,882
SPX Corp.	260,357	14,566,974
Teleflex Inc.	108,732	5,873,703
Trinity Industries Inc.	308,637	12,468,935

		105,286,827
MEDIA—1.50%
Belo (A.H.) Corp.	392,922	6,129,583
Emmis Communications Corp.(1)	102,718	1,606,510
Entercom Communications Corp.	91,404	2,391,129
Lee Enterprises Inc.	89,981	2,424,988
Media General Inc. Class A	104,831	4,391,371
Readers Digest Association Inc. (The)	419,402	5,854,852
Scholastic Corp.(1)	156,691	4,069,265
Washington Post Co. (The) Class B	13,780	10,748,538
Westwood One Inc.	124,182	931,365

		38,547,601
METAL FABRICATE & HARDWARE—2.05%
Commercial Metals Co.	524,114	13,469,730
Precision Castparts Corp.	344,513	20,588,097
Timken Co. (The)	366,759	12,290,094
Worthington Industries Inc.	312,133	6,539,186

		52,887,107
OFFICE FURNISHINGS—0.40%
Herman Miller Inc.	176,299	4,543,225
HNI Corp.	126,401	5,732,285

		10,275,510
OIL & GAS—2.23%
ENSCO International Inc.	361,691	16,645,020
Forest Oil Corp.(1)	240,381	7,971,034
Helmerich & Payne Inc.	136,960	8,253,210
Pride International Inc.(1)	705,332	22,027,518
Quicksilver Resources Inc.(1)	64,486	2,373,730

		57,270,512
OIL & GAS SERVICES—2.53%
Cameron International Corp.(1)	296,837	14,179,903
FMC Technologies Inc.(1)	157,960	10,655,982
Hanover Compressor Co.(1)(2)	401,078	7,532,245
Smith International Inc.	445,317	19,803,247
Tidewater Inc.	262,504	12,915,197

		65,086,574
PACKAGING & CONTAINERS—0.75%
Packaging Corp. of America	262,006	5,769,372
Sonoco Products Co.	431,411	13,654,158

		19,423,530
PHARMACEUTICALS—0.83%
Omnicare Inc.	184,566	8,752,120
Perrigo Co.	204,797	3,297,232
Valeant Pharmaceuticals International	209,842	3,550,527
VCA Antech Inc.(1)	180,773	5,772,082

		21,371,961

PIPELINES—1.38%
Equitable Resources Inc.	288,807	9,675,034
National Fuel Gas Co.	365,791	12,853,896
Questar Corp.	160,242	12,897,879

		35,426,809
REAL ESTATE INVESTMENT TRUSTS—6.42%
AMB Property Corp.	383,311	19,376,371
Developers Diversified Realty Corp.	477,780	24,930,560
Highwoods Properties Inc.	235,835	8,532,510
Hospitality Properties Trust	313,426	13,765,670
Liberty Property Trust	388,561	17,174,396
Macerich Co. (The)	206,378	14,487,736
Mack-Cali Realty Corp.	271,404	12,462,872
New Plan Excel Realty Trust Inc.	455,575	11,248,147
Regency Centers Corp.	298,724	18,565,697
United Dominion Realty Trust Inc.	584,901	16,383,077
Weingarten Realty Investors	217,836	8,338,762

		165,265,798
RETAIL—4.88%
AnnTaylor Stores Corp.(1)	181,948	7,892,904
Barnes & Noble Inc.	142,974	5,218,551
BJ’s Wholesale Club Inc.(1)	290,319	8,230,544
Bob Evans Farms Inc.	156,212	4,687,922
Borders Group Inc.	279,546	5,160,419
Brinker International Inc.	110,852	4,023,928
CarMax Inc.(1)	279,144	9,898,446
CBRL Group Inc.	134,878	4,575,062
Claire's Stores Inc.	192,227	4,903,711
Dollar Tree Stores Inc.(1)	159,442	4,225,213
Foot Locker Inc.	676,598	16,569,885
Michaels Stores Inc.	178,447	7,359,154
MSC Industrial Direct Co. Inc. Class A	118,726	5,647,796
99 Cents Only Stores(1)	71,885	751,917
O'Reilly Automotive Inc.(1)	226,526	7,065,346
OSI Restaurant Partners Inc.	117,434	4,063,216
Payless ShoeSource Inc.(1)	293,447	7,972,955
Pier 1 Imports Inc.(2)	377,874	2,637,561
Regis Corp.	85,586	3,047,717
Ruby Tuesday Inc.	87,338	2,131,921
Saks Inc.	596,354	9,643,044

		125,707,212
SAVINGS & LOANS—1.68%
Astoria Financial Corp.	369,214	11,242,566
First Niagara Financial Group Inc.	300,209	4,208,930
New York Community Bancorp Inc.(2)	1,143,288	18,875,685
Washington Federal Inc.	379,748	8,806,356

		43,133,537
SEMICONDUCTORS—4.46%
Atmel Corp.(1)	1,865,359	10,352,742
Credence Systems Corp.(1)	436,740	1,528,590
Cypress Semiconductor Corp.(1)(2)	402,240	5,848,570
Fairchild Semiconductor International Inc. Class A(1)	529,693	9,624,522
Integrated Device Technology Inc.(1)	872,298	12,369,186
International Rectifier Corp.(1)(2)	164,889	6,443,862
Intersil Corp. Class A	617,359	14,353,597
Lam Research Corp.(1)	336,914	15,706,931
Lattice Semiconductor Corp.(1)	497,182	3,072,585
MEMC Electronic Materials Inc.(1)	481,997	18,074,887

Micrel Inc.(1)	158,125	1,582,831
Microchip Technology Inc.	345,520	11,592,196
Semtech Corp.(1)	114,718	1,657,675
TriQuint Semiconductor Inc.(1)	607,290	2,708,513

		114,916,687
SOFTWARE—1.37%
Acxiom Corp.	336,215	8,405,375
Advent Software Inc.(1)	39,747	1,433,674
Dun & Bradstreet Corp.(1)	144,368	10,059,562
MoneyGram International Inc.	203,005	6,892,020
Sybase Inc.(1)	132,507	2,570,636
Transaction Systems Architects Inc. Class A(1)	99,384	4,143,319
Wind River Systems Inc.(1)	207,741	1,848,895

		35,353,481
TELECOMMUNICATIONS—2.61%
ADTRAN Inc.	145,530	3,264,238
Cincinnati Bell Inc.(1)	1,073,030	4,399,423
CommScope Inc.(1)	252,370	7,929,465
Harris Corp.	239,683	9,949,241
Newport Corp.(1)	176,992	2,853,111
Polycom Inc.(1)	175,413	3,845,053
Powerwave Technologies Inc.(1)(2)	327,352	2,985,450
RF Micro Devices Inc.(1)	495,835	2,960,135
Telephone & Data Systems Inc.	447,703	18,534,904
3Com Corp.(1)	1,704,994	8,729,568
UTStarcom Inc.(1)	209,409	1,631,296

		67,081,884
TEXTILES—0.22%
Mohawk Industries Inc.(1)	79,338	5,581,428

		5,581,428
TRANSPORTATION—2.37%
Alexander & Baldwin Inc.	192,698	8,530,740
Con-way Inc.	209,012	12,108,065
Hunt (J.B.) Transport Services Inc.	538,066	13,403,224
Overseas Shipholding Group Inc.	74,927	4,431,932
Swift Transportation Co. Inc.(1)	234,009	7,432,126
Werner Enterprises Inc.	222,194	4,503,872
YRC Worldwide Inc.(1)	250,272	10,538,954

		60,948,913
TRUCKING & LEASING—0.37%
GATX Corp.	221,992	9,434,660

		9,434,660
WATER—0.24%
Aqua America Inc.	276,439	6,300,045

		6,300,045

TOTAL COMMON STOCKS
(Cost: $2,373,816,468)		2,569,155,789

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.27%

CERTIFICATES OF DEPOSIT(3)—0.06%
Credit Suisse First Boston NY
5.28%, 04/23/07	$51,752	51,752
Fortis Bank NY
4.43%, 07/20/06	129,320	129,320
Societe Generale
5.33%, 12/08/06	517,518	517,518
Toronto-Dominion Bank
3.94%, 07/10/06	258,759	258,759
Washington Mutual Bank
5.28%, 08/07/06	258,759	258,759
Wells Fargo Bank N.A.
4.78%, 12/05/06	414,014	414,014

		1,630,122
COMMERCIAL PAPER(3)—0.48%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	1,444,796	1,436,685
ASAP Funding Ltd.
5.21%, 08/08/06(4)	248,409	247,114
Barton Capital Corp.
5.29%, 08/01/06(4)	494,690	492,582
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	196,657	196,194
CC USA Inc.
5.03%, 10/24/06(4)	103,504	101,869
Chariot Funding LLC
5.30%, 07/28/06(4)	389,872	388,437
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,135,253	1,134,932
Curzon Funding LLC
5.30%, 07/31/06(4)	517,518	515,385
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	381,783	372,871
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	1,095,451	1,091,609
Five Finance Inc.
5.19%, 12/01/06(4)	232,883	227,813
General Electric Capital Services Inc.
5.22%, 12/11/06	51,752	50,544
Govco Inc.
5.22%, 08/03/06(4)	517,518	515,192
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	175,956	173,229
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	129,379	128,923
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	476,013	474,835
Landale Funding LLC
5.30%, 08/15/06(4)	569,270	565,666
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	801,273	795,177
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	522,693	521,159
Prudential Funding LLC
5.22%, 07/31/06	258,759	257,708
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	517,518	516,237
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	606,371	606,027
Scaldis Capital LLC
5.30%, 07/25/06(4)	323,485	322,437
Sydney Capital Corp.
5.10%, 07/07/06(4)	566,113	565,792

Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	632,557	630,992

		12,329,409
MEDIUM-TERM NOTES(3)—0.05%
Bank of America N.A.
5.28%, 04/20/07	129,379	129,379
Dorada Finance Inc.
3.93%, 07/07/06(4)	160,431	160,430
K2 USA LLC
3.94%, 07/07/06(4)	310,511	310,511
Marshall & Ilsley Bank
5.18%, 12/15/06	517,518	518,323
Sigma Finance Inc.
5.13%, 03/30/07(4)	181,131	181,131
US Bank N.A.
2.85%, 11/15/06	103,504	102,799

		1,402,573
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,448,254	1,448,254

		1,448,254
REPURCHASE AGREEMENTS(3)—0.39%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,035,498 (collateralized by non-U.S. Government debt securities, value $1,067,558, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,035,036	1,035,036
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $776,624 (collateralized by non-U.S. Government debt securities, value $855,095, 2.12% to 6.47%, 11/25/34 to 12/25/42).	776,277	776,277
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,035,498 (collateralized by non-U.S. Government debt securities, value $1,063,127, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,035,036	1,035,036
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,294,373 (collateralized by non-U.S. Government debt securities, value $1,447,918, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,293,795	1,293,795
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $310,652 (collateralized by non-U.S. Government debt securities, value $351,511, 0.00% to 10.00%, 9/10/34 to 5/9/36).	310,511	310,511
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $517,749 (collateralized by non-U.S. Government debt securities, value $528,597, 5.22% to 5.42%, 7/3/06).	517,518	517,518

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $828,406 (collateralized by non-U.S. Government debt securities, value $870,630, 0.00% to 10.00%, 1/1/10 to 6/6/16).	828,029	828,029
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,035,498 (collateralized by non-U.S. Government debt securities, value $1,088,299, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,035,036	1,035,036
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $517,749 (collateralized by non-U.S. Government debt securities, value $533,790, 6.38% to 8.49%, 1/7/09 to 2/23/36).	517,518	517,518
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $517,749 (collateralized by non-U.S. Government debt securities, value $533,797, 0.07% to 7.75%, 2/22/11 to 12/15/45).	517,518	517,518
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $517,749 (collateralized by non-U.S. Government debt securities, value $544,615, 3.79% to 7.22%, 5/15/07 to 3/15/42).	517,518	517,518
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $181,213 (collateralized by non-U.S. Government debt securities, value $191,746, 0.00% to 10.00%, 7/3/06 to 6/30/36).	181,131	181,131
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $381,059 (collateralized by non-U.S. Government debt securities, value $383,492, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	362,263	362,263
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,035,500 (collateralized by non-U.S. Government debt securities, value $1,088,288, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,035,036	1,035,036

		9,962,222
TIME DEPOSITS(3)—0.19%
ABN Amro Bank NV
5.30%, 07/03/06	517,518	517,518
KBC Bank NV
5.32%, 07/03/06	1,552,554	1,552,554
Societe Generale
5.32%, 07/03/06	1,293,795	1,293,795
UBS AG
5.25%-5.34%, 07/03/06	1,492,051	1,492,051

		4,855,918
VARIABLE & FLOATING RATE NOTES(3)—1.04%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	1,324,846	1,325,031
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	388,138	388,135
American Express Centurion Bank
5.34%, 07/19/07	569,270	569,950
American Express Credit Corp.
5.23%, 07/05/07	155,255	155,358

ASIF Global Financing
5.17%, 05/03/07(4)	51,752	51,776
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	336,387	336,387
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	879,780	879,776
BMW US Capital LLC
5.20%, 07/13/07(4)	517,518	517,518
BNP Paribas
5.14%, 05/18/07(4)	957,408	957,408
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	377,788	377,788
Commodore CDO Ltd.
5.38%, 06/12/07(4)	129,379	129,379
Credit Agricole SA
5.31%, 07/23/07	517,518	517,518
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	517,518	517,517
DEPFA Bank PLC
5.37%, 06/15/07	517,518	517,518
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	595,146	595,192
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	517,518	517,518
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,035,036	1,035,036
First Tennessee Bank N.A.
5.21%, 08/25/06	155,255	155,257
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	388,138	388,103
General Electric Capital Corp.
5.25%, 04/09/07	232,883	233,010
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	776,277	776,422
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	517,518	517,518
JP Morgan Chase & Co.
5.12%, 07/02/07	388,138	388,138
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	776,277	776,256
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	540,816	540,816
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	646,897	646,687
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	569,270	569,220
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	251,509	251,509
Marshall & Ilsley Bank
5.18%, 07/13/07	284,635	284,635
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	776,277	776,277
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	65,207	65,229
Mound Financing PLC
5.11%, 05/08/07(4)	486,467	486,467
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	517,518	517,488
National City Bank of Indiana
5.17%, 05/21/07	258,759	258,778
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	1,397,298	1,397,338
Newcastle Ltd.
5.34%, 04/24/07(4)	182,425	182,381

Northern Rock PLC
5.17%, 05/03/07(4)	621,022	621,037
Principal Life Global Funding I
5.63%, 02/08/07	232,883	233,540
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	388,138	388,117
Sigma Finance Inc.
5.51%, 06/18/07(4)	424,365	424,365
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	517,518	517,518
Strips III LLC
5.37%, 07/24/06(4)	120,979	120,979
SunTrust Bank
5.08%, 05/01/07	517,518	517,544
Tango Finance Corp.
5.12%-5.38%, 04/25/06-07/11/07(4)	978,109	978,005
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	724,525	724,525
US Bank N.A.
5.28%, 09/29/06	232,883	232,868
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	828,443	828,443
Wachovia Bank N.A.
5.36%, 05/22/07	1,035,036	1,035,036
Wells Fargo & Co.
5.19%, 07/13/07(4)	258,759	258,776
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	465,766	465,760
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	511,825	510,142
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	174,787	174,787

		26,631,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,260,274)		58,260,274

TOTAL INVESTMENTS IN SECURITIES—102.07%
(Cost: $2,432,076,742)		2,627,416,063
Other Assets, Less Liabilities—(2.07)%		(53,158,938)

NET ASSETS—100.00%		$2,574,257,125

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.04%

ADVERTISING—0.29%
ADVO Inc.	281,066	$6,917,034
inVentiv Health Inc.(1)	258,654	7,444,062

		14,361,096
AEROSPACE & DEFENSE—1.77%
AAR Corp.(1)	323,372	7,188,560
Armor Holdings Inc.(1)	267,154	14,648,054
Curtiss-Wright Corp.	389,137	12,016,551
EDO Corp.	131,662	3,204,653
Esterline Technologies Corp.(1)	225,912	9,395,680
GenCorp Inc.(1)	491,202	7,873,968
Kaman Corp.	213,258	3,881,296
Moog Inc. Class A(1)	329,639	11,280,247
Teledyne Technologies Inc.(1)	303,953	9,957,500
Triumph Group Inc.(1)	143,019	6,864,912

		86,311,421
AGRICULTURE—0.26%
Alliance One International Inc.	772,612	3,430,397
Delta & Pine Land Co.	316,112	9,293,693

		12,724,090
AIRLINES—0.40%
Frontier Airlines Holdings Inc.(1)(2)	322,906	2,328,152
Mesa Air Group Inc.(1)	319,122	3,143,352
SkyWest Inc.	565,627	14,027,550

		19,499,054
APPAREL—1.81%
Ashworth Inc.(1)	128,558	1,157,022
Deckers Outdoor Corp.(1)	96,892	3,736,156
Gymboree Corp.(1)	289,734	10,071,154
Kellwood Co.	227,923	6,671,306
K-Swiss Inc. Class A	231,723	6,187,004
Oxford Industries Inc.	129,970	5,122,118
Phillips-Van Heusen Corp.	427,058	16,296,533
Quiksilver Inc.(1)	1,033,072	12,582,817
Russell Corp.	295,037	5,357,872
Skechers U.S.A. Inc. Class A(1)	228,256	5,503,252
Stride Rite Corp.	325,707	4,296,075
Wolverine World Wide Inc.	495,338	11,556,236

		88,537,545
AUTO MANUFACTURERS—0.16%
A.S.V. Inc.(1)(2)	158,390	3,649,306
Wabash National Corp.	277,449	4,261,617

		7,910,923

AUTO PARTS & EQUIPMENT—0.09%
Standard Motor Products Inc.	103,655	864,483
Superior Industries International Inc.(2)	204,207	3,734,946

		4,599,429
BANKS—6.06%
Bank Mutual Corp.	540,578	6,605,863
Boston Private Financial Holdings Inc.	313,433	8,744,781
Central Pacific Financial Corp.	270,743	10,477,754
Chittenden Corp.	415,672	10,745,121
Community Bank System Inc.	265,645	5,358,060
East West Bancorp Inc.	538,952	20,431,670
First BanCorp (Puerto Rico)	718,225	6,679,492
First Commonwealth Financial Corp.	627,291	7,966,596
First Indiana Corp.	117,157	3,049,597
First Midwest Bancorp Inc.	443,165	16,432,558
First Republic Bank	212,840	9,748,072
Fremont General Corp.	579,681	10,758,879
Glacier Bancorp Inc.	286,981	8,399,934
Hanmi Financial Corp.	352,324	6,849,179
Independent Bank Corp. (Michigan)	170,051	4,472,341
Irwin Financial Corp.	162,992	3,160,415
Nara Bancorp Inc.	177,782	3,333,412
PrivateBancorp Inc.(2)	156,123	6,465,053
Prosperity Bancshares Inc.	224,083	7,370,090
Provident Bankshares Corp.	292,777	10,654,155
Republic Bancorp Inc.	662,850	8,212,711
South Financial Group Inc. (The)	665,920	17,586,947
Sterling Bancorp	167,569	3,267,595
Sterling Bancshares Inc.	406,025	7,612,969
Susquehanna Bancshares Inc.	459,605	10,984,559
TrustCo Bank Corp. NY(2)	665,647	7,335,430
UCBH Holdings Inc.	839,123	13,879,094
Umpqua Holdings Corp.	510,132	13,084,886
United Bancshares Inc.	326,359	11,954,530
Whitney Holding Corp.	583,174	20,626,864
Wilshire Bancorp Inc.	136,277	2,455,712
Wintrust Financial Corp.	215,543	10,960,362

		295,664,681
BEVERAGES—0.52%
Hansen Natural Corp.(1)(2)	115,160	21,923,009
Peet's Coffee & Tea Inc.(1)(2)	121,369	3,664,130

		25,587,139
BIOTECHNOLOGY—0.52%
ArQule Inc.(1)	314,347	1,772,917
Cambrex Corp.	237,842	4,954,249
CryoLife Inc.(1)	193,752	1,046,261
Enzo Biochem Inc.(1)	244,046	3,680,214
Integra LifeSciences Holdings Corp.(1)	157,043	6,094,839
Regeneron Pharmaceuticals Inc.(1)	395,451	5,069,682
Savient Pharmaceuticals Inc.(1)	545,822	2,865,565

		25,483,727
BUILDING MATERIALS—1.39%
Apogee Enterprises Inc.	248,297	3,649,966
Drew Industries Inc.(1)	135,207	4,380,707
ElkCorp	161,985	4,498,323
Lennox International Inc.	510,429	13,516,160
NCI Building Systems Inc.(1)(2)	182,953	9,727,611
Simpson Manufacturing Co. Inc.	327,086	11,791,450
Texas Industries Inc.	212,385	11,277,643
Universal Forest Products Inc.	145,842	9,148,669

		67,990,529

CHEMICALS—1.33%
Arch Chemicals Inc.	212,665	7,666,573
Fuller (H.B.) Co.	261,042	11,373,600
Georgia Gulf Corp.	302,340	7,564,547
MacDermid Inc.	224,631	6,469,373
OM Group Inc.(1)	260,525	8,037,196
OMNOVA Solutions Inc.(1)	369,416	2,098,283
Penford Corp.	78,840	1,332,396
PolyOne Corp.(1)	820,345	7,202,629
Quaker Chemical Corp.	86,375	1,615,212
Schulman (A.) Inc.	260,348	5,959,366
Tronox Inc. Class B	365,752	4,816,954
Wellman Inc.	150,891	609,600

		64,745,729
COAL—0.54%
Massey Energy Co.	728,071	26,210,556

		26,210,556
COMMERCIAL SERVICES—3.88%
Aaron Rents Inc.	427,580	11,493,350
ABM Industries Inc.	342,322	5,853,706
Administaff Inc.	208,522	7,467,173
Arbitron Inc.	267,442	10,251,052
Bankrate Inc.(1)	98,622	3,723,967
Bowne & Co. Inc.	282,736	4,043,125
CDI Corp.	111,646	3,237,734
Central Parking Corp.	159,369	2,549,904
Chemed Corp.	232,323	12,668,573
Coinstar Inc.(1)	247,297	5,920,290
Consolidated Graphics Inc.(1)	104,939	5,463,124
CPI Corp.	48,437	1,487,016
Cross Country Healthcare Inc.(1)	185,428	3,372,935
Gevity HR Inc.	233,035	6,187,079
Healthcare Services Group Inc.(2)	241,302	5,055,277
Heidrick & Struggles International Inc.(1)	163,046	5,517,477
Hooper Holmes Inc.	586,644	1,789,264
Kendle International Inc.(1)	108,749	3,994,351
Labor Ready Inc.(1)	483,880	10,959,882
Live Nation Inc.(1)	566,742	11,538,867
MAXIMUS Inc.	169,609	3,926,448
Midas Inc.(1)	107,911	1,985,562
NCO Group Inc.(1)	287,003	7,588,359
On Assignment Inc.(1)	230,843	2,121,447
PAREXEL International Corp.(1)	240,794	6,946,907
Pre-Paid Legal Services Inc.(2)	88,422	3,050,559
Rewards Network Inc.(1)	186,001	1,519,628
SFBC International Inc.(1)	158,198	2,398,282
Spherion Corp.(1)	511,315	4,663,193
StarTek Inc.	100,972	1,509,531
Universal Technical Institute Inc.(1)	205,109	4,516,500
Vertrue Inc.(1)	87,053	3,745,891
Viad Corp.	197,232	6,173,362
Volt Information Sciences Inc.(1)	72,803	3,392,620
Watson Wyatt Worldwide Inc.	375,875	13,208,247

		189,320,682
COMPUTERS—2.36%
Agilysys Inc.	272,138	4,898,484
CACI International Inc. Class A(1)	271,450	15,833,678

Carreker Corp.(1)	193,574	1,384,054
Catapult Communications Corp.(1)	92,813	1,011,662
CIBER Inc.(1)	484,696	3,194,147
FactSet Research Systems Inc.	302,509	14,308,676
Hutchinson Technology Inc.(1)	228,352	4,939,254
Komag Inc.(1)(2)	272,904	12,602,707
Kronos Inc.(1)	284,850	10,314,418
Manhattan Associates Inc.(1)	241,833	4,906,792
Mercury Computer Systems Inc.(1)	187,044	2,878,607
MICROS Systems Inc.(1)	345,288	15,082,180
MTS Systems Corp.	162,031	6,401,845
Radiant Systems Inc.(1)	210,975	2,230,006
RadiSys Corp.(1)	186,615	4,098,065
Synaptics Inc.(1)	221,355	4,736,997
TALX Corp.	286,082	6,256,613

		115,078,185
DISTRIBUTION & WHOLESALE—1.77%
Bell Microproducts Inc.(1)	264,358	1,432,820
Brightpoint Inc.(1)	446,689	6,043,702
Building Materials Holdings Corp.	256,963	7,161,559
LKQ Corp.(1)	412,422	7,836,018
Owens & Minor Inc.	356,061	10,183,345
Pool Corp.	469,970	20,504,791
ScanSource Inc.(1)(2)	228,129	6,688,742
United Stationers Inc.(1)	279,968	13,808,022
Watsco Inc.	212,812	12,730,414

		86,389,413
DIVERSIFIED FINANCIAL SERVICES—1.28%
Financial Federal Corp.	241,249	6,709,135
Investment Technology Group Inc.(1)	384,591	19,560,298
LaBranche & Co. Inc.(1)(2)	539,812	6,537,123
Piper Jaffray Companies Inc.(1)	184,565	11,297,224
Portfolio Recovery Associates Inc.(1)	141,273	6,456,176
SWS Group Inc.	141,751	3,419,034
TradeStation Group Inc.(1)	206,782	2,619,928
World Acceptance Corp.(1)	162,809	5,782,976

		62,381,894
ELECTRIC—1.37%
ALLETE Inc.	268,830	12,729,100
Avista Corp.	434,842	9,927,443
Central Vermont Public Service Corp.	89,848	1,660,391
CH Energy Group Inc.	120,321	5,775,408
Cleco Corp.	447,837	10,412,210
El Paso Electric Co.(1)	429,396	8,656,623
Green Mountain Power Corp.	46,452	1,578,903
UIL Holdings Corp.	115,192	6,484,158
UniSource Energy Corp.	311,552	9,704,845

		66,929,081
ELECTRICAL COMPONENTS & EQUIPMENT—0.86%
Advanced Energy Industries Inc.(1)	261,336	3,460,089
Belden CDT Inc.(2)	377,845	12,487,777
C&D Technologies Inc.	224,574	1,688,796
Greatbatch Inc.(1)	193,016	4,555,178
Intermagnetics General Corp.(1)	345,000	9,308,100
Littelfuse Inc.(1)	198,391	6,820,683
Magnetek Inc.(1)	255,533	689,939
Vicor Corp.	171,372	2,839,634

		41,850,196

ELECTRONICS—4.46%
Analogic Corp.	123,533	5,757,873
Bel Fuse Inc. Class B	104,711	3,435,568
Benchmark Electronics Inc.(1)	571,079	13,774,425
Brady Corp. Class A	471,580	17,373,007
Checkpoint Systems Inc.(1)	347,273	7,712,933
Coherent Inc.(1)	275,256	9,284,385
CTS Corp.	319,872	4,762,894
Cubic Corp.	138,040	2,706,964
Cymer Inc.(1)	336,971	15,655,673
Daktronics Inc.	279,136	8,058,656
Dionex Corp.(1)	177,631	9,709,310
Electro Scientific Industries Inc.(1)	257,155	4,626,218
FEI Co.(1)	223,668	5,072,790
FLIR Systems Inc.(1)(2)	612,967	13,522,052
Itron Inc.(1)	225,237	13,347,545
Keithley Instruments Inc.	127,488	1,622,922
Lo-Jack Corp.(1)	164,784	3,107,826
Methode Electronics Inc.	331,124	3,480,113
Park Electrochemical Corp.	179,291	4,616,743
Paxar Corp.(1)	328,979	6,767,098
Photon Dynamics Inc.(1)	151,629	1,898,395
Planar Systems Inc.(1)(2)	132,853	1,599,550
Rogers Corp.(1)	154,663	8,713,713
Sonic Solutions Inc.(1)	226,231	3,732,811
Technitrol Inc.	360,365	8,342,450
Trimble Navigation Ltd.(1)	485,484	21,672,006
Watts Water Technologies Inc. Class A	226,300	7,592,365
Woodward Governor Co.	264,236	8,061,840
X-Rite Inc.	163,775	1,799,887

		217,808,012
ENERGY - ALTERNATE SOURCES—0.20%
Headwaters Inc.(1)(2)	375,630	9,601,103

		9,601,103
ENGINEERING & CONSTRUCTION—1.14%
EMCOR Group Inc.(1)	279,332	13,595,088
Insituform Technologies Inc. Class A(1)	241,530	5,528,622
Shaw Group Inc. (The)(1)	713,257	19,828,545
URS Corp.(1)	395,402	16,606,884

		55,559,139
ENTERTAINMENT—0.48%
Pinnacle Entertainment Inc.(1)	425,853	13,052,394
Shuffle Master Inc.(1)(2)	308,911	10,126,103

		23,178,497
ENVIRONMENTAL CONTROL—0.74%
Aleris International Inc.(1)	278,727	12,779,633
Tetra Tech Inc.(1)	509,886	9,045,378
Waste Connections Inc.(1)	395,535	14,397,474

		36,222,485
FOOD—2.09%
American Italian Pasta Co. Class A(1)(2)	162,335	1,389,588
Corn Products International Inc.	657,933	20,132,750
Flowers Foods Inc.	469,526	13,447,225
Great Atlantic & Pacific Tea Co.	160,916	3,656,012
Hain Celestial Group Inc.(1)	341,720	8,802,707
J&J Snack Foods Corp.	120,896	3,998,031
Lance Inc.	269,419	6,202,025
Nash Finch Co.	118,439	2,521,566

Performance Food Group Co.(1)	306,574	9,313,718
Ralcorp Holdings Inc.(1)	234,453	9,971,286
Sanderson Farms Inc.	126,762	3,548,068
TreeHouse Foods Inc.(1)	276,297	6,600,735
United Natural Foods Inc.(1)(2)	375,307	12,392,637

		101,976,348
FOREST PRODUCTS & PAPER—0.59%
Buckeye Technologies Inc.(1)	294,767	2,252,020
Caraustar Industries Inc.(1)	256,249	2,306,241
Deltic Timber Corp.	110,398	6,223,135
Neenah Paper Inc.	131,686	4,009,839
Pope & Talbot Inc.	145,649	907,393
Rock-Tenn Co. Class A	279,520	4,458,344
Schweitzer-Mauduit International Inc.	137,130	2,968,864
Wausau Paper Corp.	450,894	5,613,630

		28,739,466
GAS—3.19%
Atmos Energy Corp.	720,768	20,116,635
Cascade Natural Gas Corp.	101,631	2,143,398
Energen Corp.	652,501	25,062,563
Laclede Group Inc. (The)	189,557	6,513,179
New Jersey Resources Corp.	248,877	11,642,466
Northwest Natural Gas Co.	244,005	9,035,505
Piedmont Natural Gas Co.(2)	668,646	16,248,098
South Jersey Industries Inc.	259,508	7,107,924
Southern Union Co.	874,156	23,654,661
Southwest Gas Corp.	355,597	11,144,410
UGI Corp.	935,291	23,026,864

		155,695,703
HAND & MACHINE TOOLS—0.40%
Baldor Electric Co.	243,202	7,609,791
Regal-Beloit Corp.	273,122	12,058,336

		19,668,127
HEALTH CARE - PRODUCTS—5.51%
American Medical Systems Holdings Inc.(1)	620,230	10,326,829
ArthroCare Corp.(1)(2)	232,003	9,746,446
BioLase Technology Inc.(1)(2)	205,493	1,726,141
Biosite Inc.(1)	152,958	6,984,062
CONMED Corp.(1)	250,073	5,176,511
Cooper Companies Inc.	399,449	17,691,596
Cyberonics Inc.(1)	195,209	4,161,856
Datascope Corp.	111,972	3,453,216
Diagnostic Products Corp.	210,241	12,229,719
DJ Orthopedics Inc.(1)	201,955	7,438,003
Haemonetics Corp.(1)	238,777	11,105,518
Hologic Inc.(1)	404,944	19,988,036
ICU Medical Inc.(1)	126,357	5,337,320
IDEXX Laboratories Inc.(1)	280,262	21,056,084
Immucor Inc.(1)	602,133	11,579,018
Invacare Corp.	282,822	7,036,611
Kensey Nash Corp.(1)	89,147	2,629,836
Laserscope(1)	178,874	5,511,108
LCA-Vision Inc.	184,199	9,745,969
Mentor Corp.	339,774	14,780,169
Merit Medical Systems Inc.(1)	240,960	3,315,610
Osteotech Inc.(1)	150,788	609,184
PolyMedica Corp.	205,582	7,392,729
Possis Medical Inc.(1)	152,015	1,339,252
ResMed Inc.(1)	669,664	31,440,725

Respironics Inc.(1)	645,444	22,087,094
SurModics Inc.(1)(2)	139,575	5,040,053
Viasys Healthcare Inc.(1)	287,097	7,349,683
Vital Sign Inc.	52,199	2,585,416

		268,863,794
HEALTH CARE - SERVICES—2.80%
Amedisys Inc.(1)(2)	141,628	5,367,701
AMERIGROUP Corp.(1)	458,196	14,222,404
AmSurg Corp.(1)	264,387	6,014,804
Centene Corp.(1)	382,801	9,007,308
Genesis HealthCare Corp.(1)	173,765	8,231,248
Gentiva Health Services Inc.(1)	238,075	3,816,342
Healthways Inc.(1)	306,537	16,136,108
Matria Healthcare Inc.(1)	186,040	3,984,977
Odyssey Healthcare Inc.(1)	307,463	5,402,125
Pediatrix Medical Group Inc.(1)	431,026	19,525,478
RehabCare Group Inc.(1)	149,591	2,599,892
Sierra Health Services Inc.(1)	442,521	19,926,721
Sunrise Senior Living Inc.(1)	375,390	10,379,533
United Surgical Partners International Inc.(1)(2)	394,515	11,863,066

		136,477,707
HOME BUILDERS—1.59%
Champion Enterprises Inc.(1)	677,627	7,481,002
Coachmen Industries Inc.	125,755	1,501,515
Fleetwood Enterprises Inc.(1)	565,668	4,265,137
M/I Homes Inc.	108,471	3,805,163
Meritage Homes Corp.(1)	198,769	9,391,835
Monaco Coach Corp.(2)	238,141	3,024,391
NVR Inc.(1)(2)	43,995	21,612,544
Skyline Corp.	60,753	2,599,013
Standard-Pacific Corp.	589,709	15,155,521
Winnebago Industries Inc.(2)	289,228	8,977,637

		77,813,758
HOME FURNISHINGS—0.44%
Audiovox Corp. Class A(1)	163,539	2,233,943
Bassett Furniture Industries Inc.	104,936	1,942,365
Ethan Allen Interiors Inc.	293,557	10,729,508
La-Z-Boy Inc.(2)	459,642	6,434,988

		21,340,804
HOUSEHOLD PRODUCTS & WARES—0.79%
CNS Inc.	124,437	3,048,706
Fossil Inc.(1)(2)	412,577	7,430,512
Harland (John H.) Co.	238,496	10,374,576
Playtex Products Inc.(1)	565,063	5,893,607
Russ Berrie & Co. Inc.(1)	105,491	1,293,320
Spectrum Brands Inc.(1)(2)	334,924	4,327,218
Standard Register Co. (The)	112,148	1,328,954
WD-40 Co.	148,882	4,997,969

		38,694,862
HOUSEWARES—0.43%
Libbey Inc.	124,484	914,957
National Presto Industries Inc.	42,088	2,200,361
Toro Co.	378,675	17,684,122

		20,799,440
INSURANCE—2.69%
Delphi Financial Group Inc. Class A	379,468	13,797,456
Hilb, Rogal & Hobbs Co.	320,699	11,952,452

Infinity Property & Casualty Corp.	183,746	7,533,586
LandAmerica Financial Group Inc.	152,713	9,865,260
Philadelphia Consolidated Holding Corp.(1)	496,001	15,058,590
Presidential Life Corp.	191,412	4,704,907
ProAssurance Corp.(1)	277,101	13,350,726
RLI Corp.	190,150	9,161,427
Safety Insurance Group Inc.	125,761	5,979,936
SCPIE Holdings Inc.(1)	88,786	2,064,274
Selective Insurance Group Inc.	244,400	13,654,628
Stewart Information Services Corp.	161,979	5,881,457
United Fire & Casualty Co.(2)	173,482	5,227,013
Zenith National Insurance Corp.	328,078	13,014,854

		131,246,566
INTERNET—1.60%
Blue Coat Systems Inc.(1)	128,924	2,173,659
Digital Insight Corp.(1)	306,982	10,526,413
InfoSpace Inc.(1)	246,666	5,591,918
Internet Security Systems Inc.(1)	341,859	6,444,042
j2 Global Communications Inc.(1)(2)	441,353	13,779,041
MIVA Inc.(1)	244,780	991,359
Napster Inc.(1)	389,639	1,200,088
PC-Tel Inc.(1)	194,187	1,658,357
Secure Computing Corp.(1)	479,313	4,122,092
Stamps.com Inc.(1)	173,692	4,832,111
United Online Inc.	569,125	6,829,500
WebEx Communications Inc.(1)(2)	315,377	11,208,499
Websense Inc.(1)	424,712	8,723,584

		78,080,663
IRON & STEEL—1.27%
Carpenter Technology Corp.	196,493	22,694,941
Chaparral Steel Co.(1)	204,479	14,726,578
Cleveland-Cliffs Inc.(2)	195,943	15,536,320
Material Sciences Corp.(1)	113,395	1,023,957
Ryerson Inc.	230,838	6,232,626
Steel Technologies Inc.	98,540	1,915,618

		62,130,040
LEISURE TIME—0.76%
Arctic Cat Inc.	113,979	2,223,730
Bally Total Fitness Holding Corp.(1)(2)	304,728	2,066,056
K2 Inc.(1)	418,011	4,573,040
Multimedia Games Inc.(1)	241,548	2,446,881
Nautilus Inc.(2)	291,639	4,581,649
Polaris Industries Inc.	367,460	15,911,018
WMS Industries Inc.(1)	201,696	5,524,453

		37,326,827
LODGING—0.42%
Aztar Corp.(1)	320,067	16,630,681
Marcus Corp.	193,856	4,047,713

		20,678,394
MACHINERY—2.94%
Albany International Corp. Class A	263,535	11,171,249
Applied Industrial Technologies Inc.	328,724	7,991,281
Astec Industries Inc.(1)	161,416	5,507,514
Briggs & Stratton Corp.	454,269	14,132,309
Cognex Corp.	414,089	10,778,737
Gardner Denver Inc.(1)	465,231	17,911,394
Gerber Scientific Inc.(1)	200,323	2,606,202
IDEX Corp.	473,770	22,361,944

JLG Industries Inc.	945,150	21,265,875
Lindsay Manufacturing Co.	102,994	2,793,197
Manitowoc Co. Inc. (The)	543,330	24,178,185
Robbins & Myers Inc.	104,202	2,723,840

		143,421,727
MANUFACTURING—2.00%
Acuity Brands Inc.	398,156	15,492,250
AptarGroup Inc.	312,098	15,483,182
Barnes Group Inc.	319,510	6,374,225
Ceradyne Inc.(1)	238,199	11,788,469
CLARCOR Inc.	459,965	13,702,357
EnPro Industries Inc.(1)	187,409	6,296,942
Griffon Corp.(1)	224,858	5,868,794
Lydall Inc.(1)	144,720	1,334,318
Myers Industries Inc.	278,962	4,795,357
Smith (A.O.) Corp.	181,694	8,423,334
Standex International Corp.	99,142	3,008,960
Sturm, Ruger & Co. Inc.	190,743	1,192,144
Tredegar Corp.	248,466	3,930,732

		97,691,064
MEDIA—0.15%
4Kids Entertainment Inc.(1)	115,143	1,866,468
Radio One Inc. Class D(1)	702,042	5,195,111

		7,061,579
METAL FABRICATE & HARDWARE—1.18%
Castle (A.M.) & Co.	91,205	2,941,361
Kaydon Corp.	250,595	9,349,699
Lawson Products Inc.	40,976	1,615,274
Mueller Industries Inc.	327,667	10,822,841
NS Group Inc.(1)	199,611	10,994,574
Quanex Corp.	337,698	14,544,653
Valmont Industries Inc.	150,647	7,003,579
Wolverine Tube Inc.(1)(2)	130,742	479,823

		57,751,804
MINING—0.56%
AMCOL International Corp.	196,386	5,174,771
Brush Engineered Materials Inc.(1)	171,821	3,582,468
Century Aluminum Co.(1)	204,351	7,293,287
RTI International Metals Inc.(1)	202,257	11,294,031

		27,344,557
OFFICE & BUSINESS EQUIPMENT—0.18%
Global Imaging Systems Inc.(1)	212,094	8,755,240

		8,755,240
OFFICE FURNISHINGS—0.10%
Interface Inc. Class A(1)	436,042	4,992,681

		4,992,681
OIL & GAS—3.89%
Atwood Oceanics Inc.(1)	239,748	11,891,501
Cabot Oil & Gas Corp.	433,837	21,258,013
Cimarex Energy Co.	733,516	31,541,188
Frontier Oil Corp.	1,005,617	32,581,991
Penn Virginia Corp.	165,671	11,577,089
Petroleum Development Corp.(1)	145,063	5,468,875
Remington Oil & Gas Corp.(1)	210,201	9,242,538
St. Mary Land & Exploration Co.	507,845	20,440,761
Stone Energy Corp.(1)	242,228	11,275,713

Swift Energy Co.(1)(2)	258,627	11,102,857
Unit Corp.(1)	410,836	23,372,460

		189,752,986
OIL & GAS SERVICES—3.95%
CARBO Ceramics Inc.	177,286	8,710,061
Dril-Quip Inc.(1)	72,641	5,988,524
Helix Energy Solutions Group Inc.(1)(2)	716,559	28,920,321
Hydril Co. LP(1)	174,610	13,710,377
Input/Output Inc.(1)(2)	625,944	5,915,171
Lone Star Technologies Inc.(1)	273,411	14,769,662
Lufkin Industries Inc.	131,349	7,806,071
Maverick Tube Corp.(1)	328,147	20,735,609
Oceaneering International Inc.(1)	477,391	21,888,377
SEACOR Holdings Inc.(1)	185,199	15,204,838
Tetra Technologies Inc.(1)	634,572	19,221,186
Veritas DGC Inc.(1)	318,068	16,405,947
W-H Energy Services Inc.(1)	261,570	13,295,603

		192,571,747
PACKAGING & CONTAINERS—0.06%
Chesapeake Corp.	176,781	2,900,976

		2,900,976
PHARMACEUTICALS—1.17%
Alpharma Inc. Class A	378,720	9,104,429
Bradley Pharmaceuticals Inc.(1)(2)	134,296	1,369,819
Connetics Corp.(1)	299,429	3,521,285
MGI Pharma Inc.(1)	694,087	14,922,871
NBTY Inc.(1)	494,226	11,816,944
Noven Pharmaceuticals Inc.(1)	210,776	3,772,890
PetMed Express Inc.(1)	213,683	2,344,103
Sciele Pharma Inc.(1)	250,445	5,807,820
Theragenics Corp.(1)	281,957	961,473
USANA Health Sciences Inc.(1)(2)	88,093	3,338,725

		56,960,359
REAL ESTATE INVESTMENT TRUSTS—3.74%
Acadia Realty Trust	281,302	6,652,792
Colonial Properties Trust	406,526	20,082,384
EastGroup Properties Inc.	197,107	9,200,955
Entertainment Properties Trust	235,024	10,117,783
Essex Property Trust Inc.	203,246	22,694,448
Glenborough Realty Trust Inc.	285,932	6,158,975
Kilroy Realty Corp.	282,159	20,385,988
Lexington Corporate Properties Trust	469,328	10,137,485
LTC Properties Inc.	180,736	4,039,450
National Retail Properties Inc.	513,868	10,251,667
New Century Financial Corp.	500,872	22,914,894
Parkway Properties Inc.	126,175	5,740,963
Shurgard Storage Centers Inc. Class A	419,947	26,246,688
Sovran Self Storage Inc.	157,405	7,994,600

		182,619,072
RETAIL—7.85%
Brown Shoe Co. Inc.	253,436	8,637,099
Casey’s General Store Inc.	446,150	11,158,212
Cash America International Inc.	262,646	8,404,672
Cato Corp. Class A	278,750	7,205,688
CEC Entertainment Inc.(1)	295,769	9,500,100
Children's Place Retail Stores Inc. (The)(1)	196,971	11,828,109
Christopher & Banks Corp.	321,824	9,332,896
Cost Plus Inc.(1)	195,626	2,867,877

Dress Barn Inc.(1)	404,969	10,265,964
Finish Line Inc. (The)	384,054	4,543,359
Fred's Inc.	355,403	4,744,630
Genesco Inc.(1)	206,604	6,997,677
Group 1 Automotive Inc.	194,110	10,936,157
Guitar Center Inc.(1)	233,348	10,376,986
Hancock Fabrics Inc.(2)	165,875	554,023
Haverty Furniture Companies Inc.	200,723	3,149,344
Hibbet Sporting Goods Inc.(1)	319,507	7,636,217
Hot Topic Inc.(1)	392,615	4,518,999
IHOP Corp.	163,268	7,849,925
Insight Enterprises Inc.(1)	428,247	8,158,105
Jack in the Box Inc.(1)	313,929	12,306,017
Jo-Ann Stores Inc.(1)(2)	212,992	3,120,333
Jos. A. Bank Clothiers Inc.(1)	138,437	3,316,951
Landry's Restaurants Inc.	150,829	4,894,401
Lone Star Steakhouse & Saloon Inc.	160,448	4,208,551
Longs Drug Stores Corp.	238,539	10,882,149
MarineMax Inc.(1)	147,986	3,881,673
Men's Wearhouse Inc. (The)	474,122	14,365,897
O'Charley's Inc.(1)	204,822	3,481,974
P.F. Chang's China Bistro Inc.(1)(2)	235,616	8,958,120
Panera Bread Co. Class A(1)(2)	278,308	18,713,430
Papa John's International Inc.(1)	205,693	6,829,008
Pep Boys-Manny, Moe & Jack Inc.	482,214	5,656,370
Rare Hospitality International Inc.(1)	300,829	8,651,842
Red Robin Gourmet Burgers Inc.(1)(2)	129,516	5,512,201
Ryan's Restaurant Group Inc.(1)	375,838	4,476,231
School Specialty Inc.(1)	203,918	6,494,788
Select Comfort Corp.(1)	477,520	10,968,634
Sonic Automotive Inc.	267,493	5,932,995
Sonic Corp.(1)	762,253	15,847,240
Stage Stores Inc.	236,143	7,792,719
Steak n Shake Co. (The)(1)	248,867	3,767,846
Stein Mart Inc.	236,297	3,497,196
Too Inc.(1)	290,463	11,150,875
Tractor Supply Co.(1)	301,471	16,662,302
Triarc Companies Inc. Class B	555,490	8,682,309
Tuesday Morning Corp.(2)	232,631	3,059,098
World Fuel Services Corp.	244,740	11,182,171
Zale Corp.(1)	428,388	10,319,867

		383,279,227
SAVINGS & LOANS—1.92%
Anchor BanCorp Wisconsin Inc.	163,407	4,929,989
BankAtlantic Bancorp Inc. Class A	403,679	5,990,596
BankUnited Financial Corp. Class A	284,282	8,676,287
Brookline Bancorp Inc.	547,272	7,535,935
Dime Community Bancshares	239,396	3,248,604
Downey Financial Corp.	185,129	12,561,003
Fidelity Bankshares Inc.	198,997	6,332,085
FirstFed Financial Corp.(1)	147,546	8,508,978
Flagstar Bancorp Inc.	315,025	5,027,799
Franklin Bank Corp. (Texas)(1)	207,170	4,182,762
Harbor Florida Bancshares Inc.	173,520	6,444,533
MAF Bancorp Inc.	257,046	11,011,851
Sterling Financial Corp. (Washington)	311,129	9,492,546

		93,942,968
SEMICONDUCTORS—2.56%
Actel Corp.(1)	228,858	3,284,112
ATMI Inc.(1)	332,638	8,189,548
Axcelis Technologies Inc.(1)	896,320	5,288,288

Brooks Automation Inc.(1)	663,203	7,825,795
Cohu Inc.	201,215	3,531,323
Diodes Inc.(1)	169,814	7,037,092
DSP Group Inc.(1)	268,582	6,674,263
ESS Technology Inc.(1)	311,091	671,957
Exar Corp.(1)	318,672	4,228,777
Kopin Corp.(1)	606,948	2,191,082
Kulicke & Soffa Industries Inc.(1)	501,953	3,719,472
Microsemi Corp.(1)	627,530	15,299,181
Pericom Semiconductor Corp.(1)	233,963	1,941,893
Photronics Inc.(1)	368,303	5,450,884
Power Integrations Inc.(1)	262,020	4,580,110
Rudolph Technologies Inc.(1)	212,139	3,076,016
Skyworks Solutions Inc.(1)	1,426,606	7,860,599
Standard Microsystems Corp.(1)	195,455	4,266,783
Supertex Inc.(1)	106,493	4,253,330
Ultratech Inc.(1)(2)	213,032	3,353,124
Varian Semiconductor Equipment Associates Inc.(1)	508,358	16,577,555
Veeco Instruments Inc.(1)	239,282	5,704,483

		125,005,667
SOFTWARE—4.25%
Altiris Inc.(1)	210,122	3,790,601
ANSYS Inc.(1)	339,964	16,257,078
Avid Technology Inc.(1)	375,230	12,506,416
Captaris Inc.(1)	253,703	1,179,719
Cerner Corp.(1)(2)	557,349	20,683,221
Dendrite International Inc.(1)	387,235	3,578,051
Digi International Inc.(1)	183,242	2,296,022
eFunds Corp.(1)	412,402	9,093,464
Epicor Software Corp.(1)	487,727	5,135,765
EPIQ Systems Inc.(1)(2)	120,999	2,013,423
FileNET Corp.(1)	374,229	10,077,987
Global Payments Inc.	593,856	28,831,709
Hyperion Solutions Corp.(1)	526,367	14,527,729
Inter-Tel Inc.	186,970	3,937,588
JDA Software Group Inc.(1)	257,284	3,609,695
Keane Inc.(1)	399,152	4,989,400
ManTech International Corp. Class A(1)	159,324	4,916,739
MapInfo Corp.(1)	188,151	2,455,371
MRO Software Inc.(1)	196,152	3,936,771
Neoware Inc.(1)	175,995	2,162,979
Open Solutions Inc.(1)(2)	179,675	4,781,152
Per-Se Technologies Inc.(1)(2)	294,163	7,407,024
Phoenix Technologies Ltd.(1)	223,932	1,077,113
Progress Software Corp.(1)	364,599	8,535,263
Quality Systems Inc.(2)	146,965	5,411,251
SPSS Inc.(1)	154,250	4,957,595
Take-Two Interactive Software Inc.(1)(2)	643,802	6,862,929
THQ Inc.(1)(2)	572,116	12,357,706

		207,369,761
STORAGE & WAREHOUSING—0.19%
Mobile Mini Inc.(1)(2)	312,820	9,153,113

		9,153,113
TELECOMMUNICATIONS—1.60%
Adaptec Inc.(1)	1,016,722	4,412,573
Aeroflex Inc.(1)	667,956	7,795,047
Anixter International Inc.	294,428	13,973,553
Applied Signal Technology Inc.	103,348	1,761,050
Black Box Corp.	155,188	5,948,356
C-COR Inc.(1)	428,202	3,305,719

Commonwealth Telephone Enterprises Inc.	190,293	6,310,116
Comtech Telecommunications Corp.(1)	180,830	5,292,894
Ditech Networks Inc.(1)	287,123	2,503,713
General Communication Inc. Class A(1)	410,456	5,056,818
Harmonic Inc.(1)	657,968	2,947,697
NETGEAR Inc.(1)	294,604	6,378,177
Network Equipment Technologies Inc.(1)	214,263	672,786
Novatel Wireless Inc.(1)	260,892	2,708,059
Symmetricom Inc.(1)(2)	408,247	2,886,306
Tollgrade Communications Inc.(1)	116,515	1,130,196
Viasat Inc.(1)	203,972	5,238,001

		78,321,061
TEXTILES—0.16%
Angelica Corp.	82,009	1,438,438
G&K Services Inc. Class A	188,407	6,462,360

		7,900,798
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(1)	243,765	4,897,239
Lenox Group Inc.(1)	123,043	872,375
RC2 Corp.(1)	184,895	7,148,041

		12,917,655
TRANSPORTATION—2.97%
Arkansas Best Corp.	224,501	11,272,195
Bristow Group Inc.(1)	207,694	7,476,984
EGL Inc.(1)	298,498	14,984,600
Forward Air Corp.	279,694	11,391,937
Heartland Express Inc.	531,417	9,507,050
Hub Group Inc. Class A(1)	366,686	8,994,808
Kansas City Southern Industries Inc.(1)(2)	668,843	18,526,951
Kirby Corp.(1)	468,122	18,490,819
Knight Transportation Inc.(2)	508,985	10,281,497
Landstar System Inc.	523,704	24,734,540
Old Dominion Freight Line Inc.(1)	251,790	9,464,786

		145,126,167
WATER—0.11%
American States Water Co.	149,691	5,336,483

		5,336,483

TOTAL COMMON STOCKS
(Cost: $5,020,446,428)		4,883,653,797

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.86%

CERTIFICATES OF DEPOSIT(3)—0.14%
Credit Suisse First Boston NY
5.28%, 04/23/07	$213,977	213,977
Fortis Bank NY
4.43%, 07/20/06	534,696	534,696
Societe Generale
5.33%, 12/08/06	2,139,767	2,139,767
Toronto-Dominion Bank
3.94%, 07/10/06	1,069,884	1,069,884
Washington Mutual Bank
5.28%, 08/07/06	1,069,884	1,069,884

Wells Fargo Bank N.A.
4.78%, 12/05/06	1,711,814	1,711,814

		6,740,022
COMMERCIAL PAPER(3)—1.04%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	5,973,760	5,940,195
ASAP Funding Ltd.
5.21%, 08/08/06(4)	1,027,088	1,021,737
Barton Capital Corp.
5.29%, 08/01/06(4)	2,045,382	2,036,666
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	813,112	811,196
CC USA Inc.
5.03%, 10/24/06(4)	427,953	421,197
Chariot Funding LLC
5.30%, 07/28/06(4)	1,611,994	1,606,061
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	4,693,901	4,692,571
Curzon Funding LLC
5.30%, 07/31/06(4)	2,139,767	2,130,947
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	1,578,549	1,541,698
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	4,529,331	4,513,447
Five Finance Inc.
5.19%, 12/01/06(4)	962,895	941,934
General Electric Capital Services Inc.
5.22%, 12/11/06	213,977	208,981
Govco Inc.
5.22%, 08/03/06(4)	2,139,767	2,130,149
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	727,521	716,246
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	534,942	533,055
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	1,968,158	1,963,288
Landale Funding LLC
5.30%, 08/15/06(4)	2,353,744	2,338,844
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	3,313,002	3,287,799
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	2,161,165	2,154,823
Prudential Funding LLC
5.22%, 07/31/06	1,069,884	1,065,540
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	2,139,767	2,134,473
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	2,507,144	2,505,723
Scaldis Capital LLC
5.30%, 07/25/06(4)	1,337,504	1,333,172
Sydney Capital Corp.
5.10%, 07/07/06(4)	2,340,692	2,339,365
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	2,615,416	2,608,945

		50,978,052
MEDIUM-TERM NOTES(3)—0.12%
Bank of America N.A.
5.28%, 04/20/07	534,942	534,942

Dorada Finance Inc.
3.93%, 07/07/06(4)	663,328	663,327
K2 USA LLC
3.94%, 07/07/06(4)	1,283,860	1,283,860
Marshall & Ilsley Bank
5.18%, 12/15/06	2,139,767	2,143,096
Sigma Finance Inc.
5.13%, 03/30/07(4)	748,919	748,919
US Bank N.A.
2.85%, 11/15/06	427,953	425,041

		5,799,185
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	2,320,716	2,320,716

		2,320,716
REPURCHASE AGREEMENTS(3)—0.84%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $4,281,447 (collateralized by non-U.S. Government debt securities, value $4,414,004, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$4,279,535	4,279,535
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $3,211,087 (collateralized by non-U.S. Government debt securities, value $3,535,540, 2.12% to 6.47%, 11/25/34 to 12/25/42).	3,209,651	3,209,651
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $4,281,447 (collateralized by non-U.S. Government debt securities, value $4,395,681, 5.36% to 6.00%, 12/25/35 to 12/25/42).	4,279,535	4,279,535
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,351,808 (collateralized by non-U.S. Government debt securities, value $5,986,665, 0.00% to 10.00%, 6/1/28 to 12/15/35).	5,349,419	5,349,419
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,284,444 (collateralized by non-U.S. Government debt securities, value $1,453,383, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,283,860	1,283,860
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,140,723 (collateralized by non-U.S. Government debt securities, value $2,185,575, 5.22% to 5.42%, 7/3/06).	2,139,767	2,139,767
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $3,425,186 (collateralized by non-U.S. Government debt securities, value $3,599,770, 0.00% to 10.00%, 1/1/10 to 6/6/16).	3,423,628	3,423,628

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,140,723 (collateralized by non-U.S. Government debt securities, value $2,207,047, 6.38% to 8.49%, 1/7/09 to 2/23/36).	2,139,767	2,139,767
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,140,723 (collateralized by non-U.S. Government debt securities, value $2,207,075, 0.07% to 7.75%, 2/22/11 to 12/15/45).	2,139,767	2,139,767
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $4,281,447 (collateralized by non-U.S. Government debt securities, value $4,499,761, 0.00% to 8.57%, 6/25/23 to 4/25/46).	4,279,535	4,279,535
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,140,723 (collateralized by non-U.S. Government debt securities, value $2,251,804, 3.79% to 7.22%, 5/15/07 to 3/15/42).	2,139,767	2,139,767
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $749,260 (collateralized by non-U.S. Government debt securities, value $792,807, 0.00% to 10.00%, 7/3/06 to 6/30/36).	748,919	748,919
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,575,554 (collateralized by non-U.S. Government debt securities, value $1,585,613, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	1,497,837	1,497,837
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $4,281,454 (collateralized by non-U.S. Government debt securities, value $4,499,713, 0.00% to 10.00%, 1/1/10 to 5/6/16).	4,279,535	4,279,535

		41,190,522
TIME DEPOSITS(3)—0.41%
ABN Amro Bank NV
5.30%, 07/03/06	2,139,767	2,139,767
KBC Bank NV
5.32%, 07/03/06	6,419,302	6,419,302
Societe Generale
5.32%, 07/03/06	5,349,419	5,349,419
UBS AG
5.25%-5.34%, 07/03/06	6,169,142	6,169,142

		20,077,630
VARIABLE & FLOATING RATE NOTES(3)—2.26%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	5,477,805	5,478,575
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	1,604,826	1,604,815
American Express Centurion Bank
5.34%, 07/19/07	2,353,744	2,356,555
American Express Credit Corp.
5.23%, 07/05/07	641,930	642,355
ASIF Global Financing
5.17%, 05/03/07(4)	213,977	214,078

Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	1,390,849	1,390,849
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	3,637,605	3,637,583
BMW US Capital LLC
5.20%, 07/13/07(4)	2,139,767	2,139,767
BNP Paribas
5.14%, 05/18/07(4)	3,958,570	3,958,570
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	1,562,030	1,562,030
Commodore CDO Ltd.
5.38%, 06/12/07(4)	534,942	534,942
Credit Agricole SA
5.31%, 07/23/07	2,139,767	2,139,767
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	2,139,767	2,139,768
DEPFA Bank PLC
5.37%, 06/15/07	2,139,767	2,139,767
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	2,460,733	2,460,926
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	2,139,767	2,139,767
Fifth Third Bancorp
5.28%, 06/22/07(4)	4,279,535	4,279,535
First Tennessee Bank N.A.
5.21%, 08/25/06	641,930	641,939
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	1,604,826	1,604,679
General Electric Capital Corp.
5.25%, 04/09/07	962,895	963,420
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	3,209,651	3,210,249
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	2,139,767	2,139,767
JP Morgan Chase & Co.
5.12%, 07/02/07	1,604,826	1,604,826
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	3,209,651	3,209,568
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	2,236,097	2,236,097
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	2,674,709	2,673,840
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	2,353,744	2,353,540
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	1,039,906	1,039,906
Marshall & Ilsley Bank
5.18%, 07/13/07	1,176,872	1,176,872
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	3,209,651	3,209,651
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	269,611	269,701
Mound Financing PLC
5.11%, 05/08/07(4)	2,011,381	2,011,381
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	2,139,767	2,139,644
National City Bank of Indiana
5.17%, 05/21/07	1,069,884	1,069,963
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	5,777,372	5,777,534
Newcastle Ltd.
5.34%, 04/24/07(4)	754,268	754,088
Northern Rock PLC
5.17%, 05/03/07(4)	2,567,721	2,567,783

Principal Life Global Funding I
5.63%, 02/08/07	962,895	965,612
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	1,604,826	1,604,739
Sigma Finance Inc.
5.51%, 06/18/07(4)	1,754,609	1,754,609
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	2,139,767	2,139,767
Strips III LLC
5.37%, 07/24/06(4)	500,207	500,207
SunTrust Bank
5.08%, 05/01/07	2,139,767	2,139,877
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	4,044,160	4,043,730
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	2,995,674	2,995,674
US Bank N.A.
5.28%, 09/29/06	962,895	962,834
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	3,425,341	3,425,341
Wachovia Bank N.A.
5.36%, 05/22/07	4,279,535	4,279,535
Wells Fargo & Co.
5.19%, 07/13/07(4)	1,069,884	1,069,953
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	1,925,791	1,925,770
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	2,116,230	2,109,271
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	722,685	722,685

		110,113,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,219,828)		237,219,828

TOTAL INVESTMENTS IN SECURITIES—104.90%
(Cost: $5,257,666,256)		5,120,873,625
Other Assets, Less Liabilities—(4.90)%		(238,983,785)

NET ASSETS—100.00%		$4,881,889,840

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—100.16%

ADVERTISING—0.40%
ADVO Inc.	160,771	$3,956,574
inVentiv Health Inc.(1)	48,662	1,400,492

		5,357,066
AEROSPACE & DEFENSE—1.68%
Armor Holdings Inc.(1)	73,219	4,014,598
Curtiss-Wright Corp.	222,454	6,869,380
EDO Corp.	41,337	1,006,143
GenCorp Inc.(1)	281,087	4,505,825
Moog Inc. Class A(1)	88,470	3,027,443
Teledyne Technologies Inc.(1)	100,692	3,298,670

		22,722,059
AGRICULTURE—0.39%
Delta & Pine Land Co.	180,670	5,311,698

		5,311,698
AIRLINES—0.42%
Mesa Air Group Inc.(1)	92,970	915,754
SkyWest Inc.	190,601	4,726,905

		5,642,659
APPAREL—1.45%
Deckers Outdoor Corp.(1)	21,071	812,498
Gymboree Corp.(1)	61,166	2,126,130
K-Swiss Inc. Class A	132,315	3,532,810
Phillips-Van Heusen Corp.	95,059	3,627,451
Quiksilver Inc.(1)	348,474	4,244,413
Skechers U.S.A. Inc. Class A(1)	92,635	2,233,430
Wolverine World Wide Inc.	130,307	3,040,062

		19,616,794
AUTO MANUFACTURERS—0.15%
A.S.V. Inc.(1)(2)	90,696	2,089,636

		2,089,636
BANKS—5.26%
Bank Mutual Corp.	102,138	1,248,126
Boston Private Financial Holdings Inc.	103,864	2,897,806
Central Pacific Financial Corp.	72,701	2,813,529
East West Bancorp Inc.	308,260	11,686,137
First Indiana Corp.	22,907	596,269
First Midwest Bancorp Inc.	103,725	3,846,123
First Republic Bank	60,762	2,782,900
Fremont General Corp.	332,198	6,165,595
Glacier Bancorp Inc.	88,501	2,590,424
Hanmi Financial Corp.	130,632	2,539,486
Independent Bank Corp. (Michigan)	56,525	1,486,607
Irwin Financial Corp.	44,684	866,423

Nara Bancorp Inc.	101,189	1,897,294
PrivateBancorp Inc.(2)	88,933	3,682,716
Prosperity Bancshares Inc.	92,142	3,030,550
Sterling Bancorp	37,344	728,208
Sterling Bancshares Inc.	120,257	2,254,819
UCBH Holdings Inc.	479,467	7,930,384
Umpqua Holdings Corp.	169,333	4,343,391
Wilshire Bancorp Inc.	77,277	1,392,532
Wintrust Financial Corp.	123,192	6,264,313

		71,043,632
BEVERAGES—1.09%
Hansen Natural Corp.(1)	65,871	12,539,862
Peet’s Coffee & Tea Inc.(1)(2)	70,266	2,121,331

		14,661,193
BIOTECHNOLOGY—0.44%
ArQule Inc.(1)	83,366	470,184
CryoLife Inc.(1)	45,147	243,794
Enzo Biochem Inc.(1)	74,981	1,130,713
Integra LifeSciences Holdings Corp.(1)(2)	89,844	3,486,846
Savient Pharmaceuticals Inc.(1)	119,154	625,558

		5,957,095
BUILDING MATERIALS—0.84%
Drew Industries Inc.(1)	18,370	595,188
ElkCorp	50,168	1,393,165
Simpson Manufacturing Co. Inc.	186,631	6,728,048
Universal Forest Products Inc.	41,617	2,610,634

		11,327,035
CHEMICALS—0.28%
MacDermid Inc.	56,403	1,624,406
OM Group Inc.(1)	70,197	2,165,577

		3,789,983
COAL—0.42%
Massey Energy Co.	158,193	5,694,948

		5,694,948
COMMERCIAL SERVICES—3.09%
Aaron Rents Inc.	104,969	2,821,567
Administaff Inc.	47,602	1,704,628
Arbitron Inc.	152,853	5,858,855
Bankrate Inc.(1)(2)	56,492	2,133,138
Coinstar Inc.(1)	141,568	3,389,138
Cross Country Healthcare Inc.(1)	67,147	1,221,404
Gevity HR Inc.	31,453	835,077
Healthcare Services Group Inc.(2)	58,170	1,218,662
Heidrick & Struggles International Inc.(1)	30,350	1,027,044
Kendle International Inc.(1)	27,526	1,011,030
Labor Ready Inc.(1)	141,001	3,193,673
Live Nation Inc.(1)	90,804	1,848,769
MAXIMUS Inc.	57,723	1,336,287
Midas Inc.(1)	19,763	363,639
On Assignment Inc.(1)	44,700	410,793
PAREXEL International Corp.(1)	45,300	1,306,905
Pre-Paid Legal Services Inc.(2)	50,525	1,743,113
Rewards Network Inc.(1)	53,794	439,497
SFBC International Inc.(1)(2)	92,350	1,400,026
Universal Technical Institute Inc.(1)	52,828	1,163,273
Vertrue Inc.(1)	49,776	2,141,861
Watson Wyatt Worldwide Inc.	146,116	5,134,516

		41,702,895

COMPUTERS—3.60%
CACI International Inc. Class A(1)	155,100	9,046,983
Carreker Corp.(1)	48,943	349,942
Catapult Communications Corp.(1)	34,987	381,358
FactSet Research Systems Inc.	172,880	8,177,224
Komag Inc.(1)(2)	155,958	7,202,140
Kronos Inc.(1)	162,677	5,890,534
Manhattan Associates Inc.(1)	139,549	2,831,449
Mercury Computer Systems Inc.(1)	105,704	1,626,785
MICROS Systems Inc.(1)	108,575	4,742,556
MTS Systems Corp.	40,813	1,612,522
Radiant Systems Inc.(1)	43,596	460,810
Synaptics Inc.(1)	126,835	2,714,269
TALX Corp.	163,683	3,579,747

		48,616,319
DISTRIBUTION & WHOLESALE—1.76%
Building Materials Holdings Corp.	67,679	1,886,214
LKQ Corp.(1)	171,609	3,260,571
Pool Corp.	268,794	11,727,482
ScanSource Inc.(1)(2)	130,145	3,815,851
Watsco Inc.	52,268	3,126,672

		23,816,790
DIVERSIFIED FINANCIAL SERVICES—1.58%
Financial Federal Corp.	89,796	2,497,227
Investment Technology Group Inc.(1)	219,713	11,174,603
Portfolio Recovery Associates Inc.(1)	80,739	3,689,772
TradeStation Group Inc.(1)	52,766	668,545
World Acceptance Corp.(1)	92,762	3,294,906

		21,325,053
ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
Greatbatch Inc.(1)	110,445	2,606,502
Intermagnetics General Corp.(1)	120,052	3,239,003
Littelfuse Inc.(1)	40,824	1,403,529
Vicor Corp.	33,453	554,316

		7,803,350
ELECTRONICS—3.95%
Analogic Corp.	32,564	1,517,808
Bel Fuse Inc. Class B	23,259	763,128
Brady Corp. Class A	107,825	3,972,273
Checkpoint Systems Inc.(1)	83,428	1,852,936
Cymer Inc.(1)	92,337	4,289,977
Daktronics Inc.	159,033	4,591,283
Dionex Corp.(1)	101,524	5,549,302
FEI Co.(1)	64,996	1,474,109
FLIR Systems Inc.(1)(2)	350,939	7,741,714
Itron Inc.(1)	65,593	3,887,041
Lo-Jack Corp.(1)	95,669	1,804,317
Paxar Corp.(1)	69,664	1,432,988
Photon Dynamics Inc.(1)	33,549	420,033
Rogers Corp.(1)	39,722	2,237,937
Sonic Solutions Inc.(1)	129,015	2,128,748
Trimble Navigation Ltd.(1)	169,117	7,549,383
Woodward Governor Co.	56,083	1,711,092
X-Rite Inc.	31,953	351,163

		53,275,232

ENERGY - ALTERNATE SOURCES—0.41%
Headwaters Inc.(1)(2)	214,620	5,485,687

		5,485,687
ENGINEERING & CONSTRUCTION—0.91%
Insituform Technologies Inc. Class A(1)	62,151	1,422,636
Shaw Group Inc. (The)(1)	236,245	6,567,611
URS Corp.(1)	101,573	4,266,066

		12,256,313
ENTERTAINMENT—0.43%
Shuffle Master Inc.(1)(2)	176,222	5,776,557

		5,776,557
ENVIRONMENTAL CONTROL—0.79%
Tetra Tech Inc.(1)	140,129	2,485,888
Waste Connections Inc.(1)	226,069	8,228,912

		10,714,800
FOOD—0.92%
J&J Snack Foods Corp.	32,453	1,073,221
Ralcorp Holdings Inc.(1)	89,813	3,819,747
Sanderson Farms Inc.	38,329	1,072,829
TreeHouse Foods Inc.(1)	88,312	2,109,774
United Natural Foods Inc.(1)(2)	132,790	4,384,726

		12,460,297
FOREST PRODUCTS & PAPER—0.10%
Deltic Timber Corp.	23,318	1,314,436

		1,314,436
GAS—0.82%
New Jersey Resources Corp.	72,479	3,390,568
Southern Union Co.	284,900	7,709,394

		11,099,962
HEALTH CARE - PRODUCTS—9.49%
American Medical Systems Holdings Inc.(1)	353,802	5,890,803
ArthroCare Corp.(1)(2)	132,624	5,571,534
BioLase Technology Inc.(1)(2)	118,933	999,037
Biosite Inc.(1)	87,421	3,991,643
CONMED Corp.(1)	54,510	1,128,357
Cooper Companies Inc.	228,214	10,107,598
Cyberonics Inc.(1)	70,209	1,496,856
Diagnostic Products Corp.	120,178	6,990,754
DJ Orthopedics Inc.(1)	46,090	1,697,495
Haemonetics Corp.(1)	84,572	3,933,444
Hologic Inc.(1)	113,433	5,599,053
ICU Medical Inc.(1)	72,393	3,057,880
IDEXX Laboratories Inc.(1)	160,189	12,035,000
Immucor Inc.(1)	344,171	6,618,408
Invacare Corp.	74,332	1,849,380
Kensey Nash Corp.(1)(2)	51,004	1,504,618
Laserscope(1)	51,065	1,573,313
LCA-Vision Inc.	55,931	2,959,309
Mentor Corp.	194,198	8,447,613
Merit Medical Systems Inc.(1)	138,646	1,907,769
PolyMedica Corp.	117,346	4,219,762
Possis Medical Inc.(1)	87,081	767,184
ResMed Inc.(1)	382,743	17,969,784
Respironics Inc.(1)	368,914	12,624,237
SurModics Inc.(1)(2)	79,621	2,875,114
Viasys Healthcare Inc.(1)	58,957	1,509,299
Vital Sign Inc.	15,206	753,153

		128,078,397

HEALTH CARE - SERVICES—5.12%
Amedisys Inc.(1)(2)	80,983	3,069,256
AMERIGROUP Corp.(1)	262,080	8,134,963
AmSurg Corp.(1)	151,452	3,445,533
Centene Corp.(1)	218,398	5,138,905
Healthways Inc.(1)	175,205	9,222,791
Matria Healthcare Inc.(1)	43,834	938,924
Odyssey Healthcare Inc.(1)(2)	175,501	3,083,553
Pediatrix Medical Group Inc.(1)	246,256	11,155,397
RehabCare Group Inc.(1)	46,504	808,240
Sierra Health Services Inc.(1)	252,928	11,389,348
Sunrise Senior Living Inc.(1)	214,561	5,932,612
United Surgical Partners International Inc.(1)(2)	225,145	6,770,110

		69,089,632
HOME BUILDERS—1.89%
Champion Enterprises Inc.(1)	128,290	1,416,322
M/I Homes Inc.	34,278	1,202,472
Meritage Homes Corp.(1)	113,607	5,367,931
NVR Inc.(1)(2)	25,159	12,359,359
Winnebago Industries Inc.(2)	165,304	5,131,036

		25,477,120
HOME FURNISHINGS—0.19%
Ethan Allen Interiors Inc.(2)	68,753	2,512,922

		2,512,922
HOUSEHOLD PRODUCTS & WARES—1.04%
CNS Inc.	71,107	1,742,122
Fossil Inc.(1)(2)	235,796	4,246,686
Harland (John H.) Co.	89,990	3,914,565
Playtex Products Inc.(1)	139,589	1,455,913
Spectrum Brands Inc.(1)	82,098	1,060,706
WD-40 Co.	46,698	1,567,652

		13,987,644
HOUSEWARES—0.49%
Toro Co.	142,872	6,672,122

		6,672,122
INSURANCE—2.08%
Hilb, Rogal & Hobbs Co.	183,725	6,847,431
Philadelphia Consolidated Holding Corp.(1)	283,400	8,604,024
ProAssurance Corp.(1)	85,646	4,126,424
RLI Corp.	66,322	3,195,394
United Fire & Casualty Co.	38,842	1,170,309
Zenith National Insurance Corp.	105,045	4,167,135

		28,110,717
INTERNET—2.71%
Blue Coat Systems Inc.(1)	35,588	600,014
Digital Insight Corp.(1)	175,450	6,016,181
InfoSpace Inc.(1)	67,915	1,539,633
Internet Security Systems Inc.(1)	194,702	3,670,133
j2 Global Communications Inc.(1)(2)	252,303	7,876,900
MIVA Inc.(1)	142,320	576,396
Napster Inc.(1)	72,623	223,679
Secure Computing Corp.(1)	101,108	869,529
Stamps.com Inc.(1)	76,848	2,137,911
United Online Inc.	142,693	1,712,316
WebEx Communications Inc.(1)(2)	180,278	6,407,080
Websense Inc.(1)	243,674	5,005,064

		36,634,836

IRON & STEEL—0.33%
Cleveland-Cliffs Inc.(2)	55,989	4,439,368

		4,439,368
LEISURE TIME—1.11%
Arctic Cat Inc.	28,679	559,527
Multimedia Games Inc.(1)	137,877	1,396,694
Nautilus Inc.(2)	166,666	2,618,323
Polaris Industries Inc.	210,022	9,093,953
WMS Industries Inc.(1)(2)	47,630	1,304,586

		14,973,083
LODGING—0.39%
Aztar Corp.(1)	100,552	5,224,682

		5,224,682
MACHINERY—2.08%
Albany International Corp. Class A	57,441	2,434,924
Cognex Corp.	94,215	2,452,416
Gardner Denver Inc.(1)	108,938	4,194,113
IDEX Corp.	121,871	5,752,311
JLG Industries Inc.	242,756	5,462,010
Lindsay Manufacturing Co.	28,136	763,048
Manitowoc Co. Inc. (The)	158,423	7,049,824

		28,108,646
MANUFACTURING—1.28%
AptarGroup Inc.	71,142	3,529,355
Ceradyne Inc.(1)	136,129	6,737,024
CLARCOR Inc.	113,154	3,370,858
EnPro Industries Inc.(1)	107,106	3,598,762

		17,235,999
MEDIA—0.17%
4Kids Entertainment Inc.(1)	36,115	585,423
Radio One Inc. Class D(1)	236,869	1,752,831

		2,338,254
METAL FABRICATE & HARDWARE—0.27%
NS Group Inc.(1)	37,657	2,074,148
Valmont Industries Inc.	32,660	1,518,363

		3,592,511
MINING—0.29%
AMCOL International Corp.	56,304	1,483,610
RTI International Metals Inc.(1)	43,964	2,454,950

		3,938,560
OFFICE & BUSINESS EQUIPMENT—0.23%
Global Imaging Systems Inc.(1)	76,340	3,151,315

		3,151,315
OIL & GAS—7.76%
Atwood Oceanics Inc.(1)	63,134	3,131,446
Cabot Oil & Gas Corp.	248,076	12,155,724
Cimarex Energy Co.	419,256	18,028,008
Frontier Oil Corp.	574,992	18,629,741
Penn Virginia Corp.	94,657	6,614,631
Petroleum Development Corp.(1)	82,317	3,103,351
Remington Oil & Gas Corp.(1)	121,432	5,339,365

St. Mary Land & Exploration Co.	290,136	11,677,974
Stone Energy Corp.(1)	138,546	6,449,316
Swift Energy Co.(1)	147,831	6,346,385
Unit Corp.(1)	234,822	13,359,024

		104,834,965
OIL & GAS SERVICES—4.84%
CARBO Ceramics Inc.	101,069	4,965,520
Dril-Quip Inc.(1)	21,207	1,748,305
Helix Energy Solutions Group Inc.(1)	409,053	16,509,379
Hydril Co. LP(1)	99,898	7,843,991
Lone Star Technologies Inc.(1)	68,715	3,711,984
Maverick Tube Corp.(1)	97,556	6,164,564
Oceaneering International Inc.(1)	169,014	7,749,292
SEACOR Holdings Inc.(1)	45,538	3,738,670
Tetra Technologies Inc.(1)	173,904	5,267,552
W-H Energy Services Inc.(1)	149,536	7,600,915

		65,300,172
PHARMACEUTICALS—1.77%
Alpharma Inc. Class A	64,777	1,557,239
Bradley Pharmaceuticals Inc.(1)(2)	77,660	792,132
Connetics Corp.(1)	170,989	2,010,831
MGI Pharma Inc.(1)	190,168	4,088,612
NBTY Inc.(1)	283,222	6,771,838
Noven Pharmaceuticals Inc.(1)	120,206	2,151,687
PetMed Express Inc.(1)	121,726	1,335,334
Sciele Pharma Inc.(1)	143,497	3,327,695
USANA Health Sciences Inc.(1)(2)	50,339	1,907,848

		23,943,216
REAL ESTATE INVESTMENT TRUSTS—1.29%
Essex Property Trust Inc.	47,560	5,310,550
Kilroy Realty Corp.	59,558	4,303,066
LTC Properties Inc.	21,855	488,459
New Century Financial Corp.	160,349	7,335,967

		17,438,042
RETAIL—9.24%
Cash America International Inc.	55,568	1,778,176
CEC Entertainment Inc.(1)	169,045	5,429,725
Children’s Place Retail Stores Inc. (The)(1)	112,558	6,759,108
Christopher & Banks Corp.	183,549	5,322,921
Cost Plus Inc.(1)	55,314	810,903
Dress Barn Inc.(1)	122,148	3,096,452
Finish Line Inc. (The)	114,510	1,354,653
Genesco Inc.(1)	118,132	4,001,131
Guitar Center Inc.(1)	133,155	5,921,403
Hibbet Sporting Goods Inc.(1)	182,325	4,357,568
Hot Topic Inc.(1)	224,370	2,582,499
IHOP Corp.	39,234	1,886,371
Jack in the Box Inc.(1)	112,970	4,428,424
Jos. A. Bank Clothiers Inc.(1)	62,593	1,499,728
Landry’s Restaurants Inc.	43,069	1,397,589
MarineMax Inc.(1)	44,802	1,175,156
Men’s Wearhouse Inc. (The)	113,674	3,444,322
P.F. Chang’s China Bistro Inc.(1)(2)	134,372	5,108,823
Panera Bread Co. Class A(1)(2)	159,226	10,706,356
Papa John’s International Inc.(1)	117,556	3,902,859
Rare Hospitality International Inc.(1)	110,064	3,165,441
Red Robin Gourmet Burgers Inc.(1)(2)	31,882	1,356,898
School Specialty Inc.(1)	50,171	1,597,946
Select Comfort Corp.(1)	272,936	6,269,340

Sonic Corp.(1)	435,672	9,057,621
Steak n Shake Co. (The)(1)	79,909	1,209,822
Stein Mart Inc.	65,318	966,706
Too Inc.(1)	166,010	6,373,124
Tractor Supply Co.(1)	172,270	9,521,363
Triarc Companies Inc. Class B	192,881	3,014,730
Tuesday Morning Corp.(2)	70,670	929,311
World Fuel Services Corp.	139,586	6,377,684

		124,804,153
SAVINGS & LOANS—1.69%
Anchor BanCorp Wisconsin Inc.	43,143	1,301,624
BankAtlantic Bancorp Inc. Class A	114,949	1,705,843
BankUnited Financial Corp. Class A	63,301	1,931,947
Dime Community Bancshares	65,787	892,730
Downey Financial Corp.	56,044	3,802,585
Fidelity Bankshares Inc.	66,029	2,101,043
FirstFed Financial Corp.(1)	47,327	2,729,348
Flagstar Bancorp Inc.	180,269	2,877,093
Franklin Bank Corp. (Texas)(1)	28,243	570,226
Harbor Florida Bancshares Inc.	64,577	2,398,390
MAF Bancorp Inc.	58,813	2,519,549

		22,830,378
SEMICONDUCTORS—1.73%
ATMI Inc.(1)	69,839	1,719,436
Cohu Inc.	39,154	687,153
Diodes Inc.(1)	75,721	3,137,878
DSP Group Inc.(1)	93,607	2,326,134
Kopin Corp.(1)	171,385	618,700
Microsemi Corp.(1)	171,983	4,192,946
Power Integrations Inc.(1)	84,070	1,469,544
Rudolph Technologies Inc.(1)	42,429	615,221
Standard Microsystems Corp.(1)	46,833	1,022,364
Supertex Inc.(1)	28,641	1,143,922
Ultratech Inc.(1)	40,326	634,731
Varian Semiconductor Equipment Associates Inc.(1)	148,232	4,833,846
Veeco Instruments Inc.(1)	41,013	977,750

		23,379,625
SOFTWARE—6.05%
Altiris Inc.(1)	75,694	1,365,520
ANSYS Inc.(1)	194,137	9,283,631
Avid Technology Inc.(1)	75,031	2,500,783
Cerner Corp.(1)(2)	318,771	11,829,592
Dendrite International Inc.(1)	221,317	2,044,969
eFunds Corp.(1)	235,971	5,203,161
Epicor Software Corp.(1)	105,994	1,116,117
EPIQ Systems Inc.(1)	69,483	1,156,197
FileNET Corp.(1)	96,307	2,593,548
Global Payments Inc.	339,418	16,478,744
Hyperion Solutions Corp.(1)	159,504	4,402,310
Inter-Tel Inc.	50,396	1,061,340
JDA Software Group Inc.(1)	63,427	889,881
ManTech International Corp. Class A(1)	91,301	2,817,549
MRO Software Inc.(1)	41,214	827,165
Neoware Inc.(1)	100,421	1,234,174
Open Solutions Inc.(1)	69,852	1,858,762
Per-Se Technologies Inc.(1)	168,225	4,235,906
Progress Software Corp.(1)	122,885	2,876,738
Quality Systems Inc.	84,171	3,099,176
SPSS Inc.(1)	29,008	932,317
Take-Two Interactive Software Inc. (1) (2)	368,074	3,923,669

		81,731,249

STORAGE & WAREHOUSING—0.25%
Mobile Mini Inc.(1)	114,391	3,347,081

		3,347,081
TELECOMMUNICATIONS—1.13%
Aeroflex Inc.(1)	149,417	1,743,696
Black Box Corp.	33,759	1,293,982
Commonwealth Telephone Enterprises Inc.	60,946	2,020,969
Comtech Telecommunications Corp.(1)	103,340	3,024,762
General Communication Inc. Class A(1)	153,864	1,895,604
Harmonic Inc.(1)	116,012	519,734
NETGEAR Inc.(1)	105,878	2,292,259
Novatel Wireless Inc.(1)	64,606	670,610
Viasat Inc.(1)	72,207	1,854,276

		15,315,892
TEXTILES—0.11%
G&K Services Inc. Class A	44,265	1,518,290

		1,518,290
TOYS, GAMES & HOBBIES—0.22%
RC2 Corp.(1)	76,098	2,941,949

		2,941,949
TRANSPORTATION—3.16%
Bristow Group Inc.(1)	51,133	1,840,788
Forward Air Corp.	159,589	6,500,060
Heartland Express Inc.	304,887	5,454,428
Kirby Corp.(1)	160,570	6,342,515
Knight Transportation Inc.(2)	291,980	5,897,996
Landstar System Inc.	299,330	14,137,356
Old Dominion Freight Line Inc.(1)	67,549	2,539,167

		42,712,310

TOTAL COMMON STOCKS
(Cost: $1,185,008,136)		1,352,524,619

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.74%

CERTIFICATES OF DEPOSIT(3)—0.22%
Credit Suisse First Boston NY
5.28%, 04/23/07	$94,683	94,683
Fortis Bank NY
4.43%, 07/20/06	236,599	236,599
Societe Generale
5.33%, 12/08/06	946,831	946,831
Toronto-Dominion Bank
3.94%, 07/10/06	473,416	473,416
Washington Mutual Bank
5.28%, 08/07/06	473,416	473,416
Wells Fargo Bank N.A.
4.78%, 12/05/06	757,465	757,465

		2,982,410

COMMERCIAL PAPER(3)—1.67%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	2,643,344	2,628,494
ASAP Funding Ltd.
5.21%, 08/08/06(4)	454,479	452,111
Barton Capital Corp.
5.29%, 08/01/06(4)	905,066	901,210
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	359,796	358,948
CC USA Inc.
5.03%, 10/24/06(4)	189,366	186,376
Chariot Funding LLC
5.30%, 07/28/06(4)	713,295	710,670
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	2,077,016	2,076,428
Curzon Funding LLC
5.30%, 07/31/06(4)	946,831	942,928
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	698,496	682,190
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	2,004,195	1,997,167
Five Finance Inc.
5.19%, 12/01/06(4)	426,074	416,799
General Electric Capital Services Inc.
5.22%, 12/11/06	94,683	92,473
Govco Inc.
5.22%, 08/03/06(4)	946,831	942,575
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	321,923	316,933
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	236,708	235,873
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	870,895	868,740
Landale Funding LLC
5.30%, 08/15/06(4)	1,041,514	1,034,921
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	1,465,979	1,454,827
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	956,299	953,494
Prudential Funding LLC
5.22%, 07/31/06	473,416	471,493
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	946,831	944,488
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	1,109,393	1,108,764
Scaldis Capital LLC
5.30%, 07/25/06(4)	591,836	589,919
Sydney Capital Corp.
5.10%, 07/07/06(4)	1,035,739	1,035,152
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	1,157,302	1,154,438

		22,557,411
MEDIUM-TERM NOTES(3)—0.19%
Bank of America N.A.
5.28%, 04/20/07	236,708	236,708
Dorada Finance Inc.
3.93%, 07/07/06(4)	293,518	293,517
K2 USA LLC
3.94%, 07/07/06(4)	568,099	568,098
Marshall & Ilsley Bank
5.18%, 12/15/06	946,831	948,304

Sigma Finance Inc.
5.13%, 03/30/07(4)	331,391	331,391
US Bank N.A.
2.85%, 11/15/06	189,366	188,077

		2,566,095
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	547,672	547,672

		547,672
REPURCHASE AGREEMENTS(3)—1.35%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,894,508 (collateralized by non-U.S. Government debt securities, value $1,953,164, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$1,893,662	1,893,662
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $1,420,883 (collateralized by non-U.S. Government debt securities, value $1,564,450, 2.12% to 6.47%, 11/25/34 to 12/25/42).	1,420,247	1,420,247
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,894,508 (collateralized by non-U.S. Government debt securities, value $1,945,056, 5.36% to 6.00%, 12/25/35 to 12/25/42).	1,893,662	1,893,662
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,368,135 (collateralized by non-U.S. Government debt securities, value $2,649,055, 0.00% to 10.00%, 6/1/28 to 12/15/35).	2,367,078	2,367,078
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $568,357 (collateralized by non-U.S. Government debt securities, value $643,111, 0.00% to 10.00%, 9/10/34 to 5/9/36).	568,099	568,099
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $947,254 (collateralized by non-U.S. Government debt securities, value $967,101, 5.22% to 5.42%, 7/3/06).	946,831	946,831
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,515,619 (collateralized by non-U.S. Government debt securities, value $1,592,871, 0.00% to 10.00%, 1/1/10 to 6/6/16).	1,514,930	1,514,930
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,894,508 (collateralized by non-U.S. Government debt securities, value $1,991,110, 0.00% to 8.57%, 6/25/23 to 4/25/46).	1,893,662	1,893,662
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $947,254 (collateralized by non-U.S. Government debt securities, value $976,602, 6.38% to 8.49%, 1/7/09 to 2/23/36).	946,831	946,831

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $947,254 (collateralized by non-U.S. Government debt securities, value $976,614, 0.07% to 7.75%, 2/22/11 to 12/15/45).	946,831	946,831
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $947,254 (collateralized by non-U.S. Government debt securities, value $996,407, 3.79% to 7.22%, 5/15/07 to 3/15/42).	946,831	946,831
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $331,542 (collateralized by non-U.S. Government debt securities, value $350,811, 0.00% to 10.00%, 7/3/06 to 6/30/36).	331,391	331,391
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $697,171 (collateralized by non-U.S. Government debt securities, value $701,622, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	662,782	662,782
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $1,894,511 (collateralized by non-U.S. Government debt securities, value $1,991,089, 0.00% to 10.00%, 1/1/10 to 5/6/16).	1,893,662	1,893,662

		18,226,499
TIME DEPOSITS(3)—0.66%
ABN Amro Bank NV
5.30%, 07/03/06	946,831	946,831
KBC Bank NV
5.32%, 07/03/06	2,840,493	2,840,493
Societe Generale
5.32%, 07/03/06	2,367,078	2,367,078
UBS AG
5.25%-5.34%, 07/03/06	2,729,800	2,729,800

		8,884,202
VARIABLE & FLOATING RATE NOTES(3)—3.61%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	2,423,888	2,424,228
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	710,123	710,119
American Express Centurion Bank
5.34%, 07/19/07	1,041,514	1,042,758
American Express Credit Corp.
5.23%, 07/05/07	284,049	284,237
ASIF Global Financing
5.17%, 05/03/07(4)	94,683	94,728
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	615,440	615,440
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	1,609,613	1,609,602
BMW US Capital LLC
5.20%, 07/13/07(4)	946,831	946,831
BNP Paribas
5.14%, 05/18/07(4)	1,751,638	1,751,638
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	691,187	691,186
Commodore CDO Ltd.
5.38%, 06/12/07(4)	236,708	236,708
Credit Agricole SA
5.31%, 07/23/07	946,831	946,831

Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	946,831	946,831
DEPFA Bank PLC
5.37%, 06/15/07	946,831	946,831
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	1,088,856	1,088,942
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	946,831	946,831
Fifth Third Bancorp
5.28%, 06/22/07(4)	1,893,662	1,893,662
First Tennessee Bank N.A.
5.21%, 08/25/06	284,049	284,053
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	710,123	710,059
General Electric Capital Corp.
5.25%, 04/09/07	426,074	426,306
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	1,420,247	1,420,511
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	946,831	946,831
JP Morgan Chase & Co.
5.12%, 07/02/07	710,123	710,123
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	1,420,247	1,420,209
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	989,456	989,456
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	1,183,539	1,183,154
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	1,041,514	1,041,424
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	460,150	460,150
Marshall & Ilsley Bank
5.18%, 07/13/07	520,757	520,757
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	1,420,247	1,420,247
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	119,301	119,341
Mound Financing PLC
5.11%, 05/08/07(4)	890,021	890,021
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	946,831	946,776
National City Bank of Indiana
5.17%, 05/21/07	473,416	473,451
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	2,556,444	2,556,516
Newcastle Ltd.
5.34%, 04/24/07(4)	333,758	333,678
Northern Rock PLC
5.17%, 05/03/07(4)	1,136,197	1,136,225
Principal Life Global Funding I
5.63%, 02/08/07	426,074	427,276
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	710,123	710,085
Sigma Finance Inc.
5.51%, 06/18/07(4)	776,402	776,402
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	946,831	946,831
Strips III LLC
5.37%, 07/24/06(4)	221,338	221,338
SunTrust Bank
5.08%, 05/01/07	946,831	946,879

Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	1,789,511	1,789,321
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	1,325,564	1,325,563
US Bank N.A.
5.28%, 09/29/06	426,074	426,047
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	1,515,688	1,515,688
Wachovia Bank N.A.
5.36%, 05/22/07	1,893,662	1,893,662
Wells Fargo & Co.
5.19%, 07/13/07(4)	473,416	473,446
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	852,148	852,138
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	936,416	933,337
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	319,783	319,782

		48,724,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,488,775)		104,488,775

TOTAL INVESTMENTS IN SECURITIES—107.90%
(Cost: $1,289,496,911)		1,457,013,394
Other Assets, Less Liabilities—(7.90)%		(106,725,981)

NET ASSETS—100.00%		$1,350,287,413

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.20%
inVentiv Health Inc.(1)	125,209	$3,603,515

		3,603,515
AEROSPACE & DEFENSE—1.85%
AAR Corp.(1)(2)	233,896	5,199,508
Armor Holdings Inc.(1)	100,144	5,490,896
EDO Corp.	42,851	1,042,993
Esterline Technologies Corp.(1)	162,941	6,776,716
Kaman Corp.	153,774	2,798,687
Moog Inc. Class A(1)	126,181	4,317,914
Teledyne Technologies Inc.(1)	92,110	3,017,524
Triumph Group Inc.(1)	103,447	4,965,456

		33,609,694
AGRICULTURE—0.14%
Alliance One International Inc.	558,552	2,479,971

		2,479,971
AIRLINES—0.38%
Frontier Airlines Holdings Inc.(1)(2)	233,698	1,684,963
Mesa Air Group Inc.(1)	112,622	1,109,327
SkyWest Inc.	167,385	4,151,148

		6,945,438
APPAREL—2.15%
Ashworth Inc.(1)	93,116	838,044
Deckers Outdoor Corp.(1)	43,214	1,666,332
Gymboree Corp.(1)	131,861	4,583,488
Kellwood Co.(2)	164,246	4,807,480
Oxford Industries Inc.	93,695	3,692,520
Phillips-Van Heusen Corp.	187,899	7,170,226
Quiksilver Inc.(1)	305,592	3,722,111
Russell Corp.	213,078	3,869,496
Skechers U.S.A. Inc. Class A(1)	47,579	1,147,130
Stride Rite Corp.	235,367	3,104,491
Wolverine World Wide Inc.	192,965	4,501,873

		39,103,191
AUTO MANUFACTURERS—0.17%
Wabash National Corp.	199,635	3,066,394

		3,066,394
AUTO PARTS & EQUIPMENT—0.18%
Standard Motor Products Inc.	75,166	626,884
Superior Industries International Inc.(2)	146,685	2,682,869

		3,309,753

BANKS—6.80%
Bank Mutual Corp.	261,193	3,191,778
Boston Private Financial Holdings Inc.	95,045	2,651,755
Central Pacific Financial Corp.	103,515	4,006,030
Chittenden Corp.	299,838	7,750,812
Community Bank System Inc.	191,195	3,856,403
First BanCorp (Puerto Rico)	517,560	4,813,308
First Commonwealth Financial Corp.	452,446	5,746,064
First Indiana Corp.	55,588	1,446,956
First Midwest Bancorp Inc.	188,591	6,992,954
First Republic Bank	76,830	3,518,814
Glacier Bancorp Inc.	95,257	2,788,172
Hanmi Financial Corp.	89,029	1,730,724
Independent Bank Corp. (Michigan)	51,732	1,360,552
Irwin Financial Corp.	61,128	1,185,272
Prosperity Bancshares Inc.(2)	45,151	1,485,016
Provident Bankshares Corp.(2)	211,081	7,681,238
Republic Bancorp Inc.	478,013	5,922,581
South Financial Group Inc. (The)	480,536	12,690,956
Sterling Bancorp	73,389	1,431,085
Sterling Bancshares Inc.	140,711	2,638,331
Susquehanna Bancshares Inc.	331,527	7,923,495
TrustCo Bank Corp. NY(2)	480,858	5,299,055
Umpqua Holdings Corp.	154,584	3,965,080
United Bancshares Inc.	235,422	8,623,508
Whitney Holding Corp.	420,950	14,889,002

		123,588,941
BIOTECHNOLOGY—0.60%
ArQule Inc.(1)	123,936	698,999
Cambrex Corp.	172,256	3,588,092
CryoLife Inc.(1)	85,011	459,059
Enzo Biochem Inc.(1)	80,723	1,217,303
Regeneron Pharmaceuticals Inc.(1)	284,710	3,649,982
Savient Pharmaceuticals Inc.(1)	245,019	1,286,350

		10,899,785
BUILDING MATERIALS—1.91%
Apogee Enterprises Inc.	179,640	2,640,708
Drew Industries Inc.(1)	74,286	2,406,866
ElkCorp	53,606	1,488,639
Lennox International Inc.	368,303	9,752,663
NCI Building Systems Inc.(1)(2)	131,829	7,009,348
Texas Industries Inc.	153,307	8,140,602
Universal Forest Products Inc.	52,480	3,292,070

		34,730,896
CHEMICALS—2.31%
Arch Chemicals Inc.	153,521	5,534,432
Fuller (H.B.) Co.	188,440	8,210,331
Georgia Gulf Corp.	219,198	5,484,334
MacDermid Inc.	90,754	2,613,715
OM Group Inc.(1)	99,591	3,072,382
OMNOVA Solutions Inc.(1)	264,891	1,504,581
Penford Corp.	57,525	972,172
PolyOne Corp.(1)	592,483	5,202,001
Quaker Chemical Corp.	62,970	1,177,539
Schulman (A.) Inc.	188,319	4,310,622
Tronox Inc. Class B	264,701	3,486,112
Wellman Inc.	110,374	445,911

		42,014,132
COAL—0.64%
Massey Energy Co.	325,707	11,725,452

		11,725,452

COMMERCIAL SERVICES—4.62%
Aaron Rents Inc.	176,030	4,731,686
ABM Industries Inc.	246,599	4,216,843
Administaff Inc.	90,372	3,236,221
Bowne & Co. Inc.	203,771	2,913,925
CDI Corp.	80,633	2,338,357
Central Parking Corp.	115,527	1,848,432
Chemed Corp.	167,640	9,141,409
Consolidated Graphics Inc.(1)	75,673	3,939,536
CPI Corp.	35,021	1,075,145
Cross Country Healthcare Inc.(1)	49,515	900,678
Gevity HR Inc.	127,715	3,390,833
Healthcare Services Group Inc.	101,358	2,123,450
Heidrick & Struggles International Inc.(1)	78,768	2,665,509
Hooper Holmes Inc.	425,437	1,297,583
Kendle International Inc.(1)	43,954	1,614,430
Labor Ready Inc.(1)	171,173	3,877,068
Live Nation Inc.(1)	294,371	5,993,394
MAXIMUS Inc.	48,941	1,132,984
Midas Inc.(1)	52,832	972,109
NCO Group Inc.(1)	207,070	5,474,931
On Assignment Inc.(1)	109,360	1,005,018
PAREXEL International Corp.(1)	116,559	3,362,727
Rewards Network Inc.(1)	67,517	551,614
Spherion Corp.(1)	368,543	3,361,112
StarTek Inc.	72,205	1,079,465
Universal Technical Institute Inc.(1)	81,250	1,789,125
Viad Corp.	142,215	4,451,330
Volt Information Sciences Inc.(1)	52,672	2,454,515
Watson Wyatt Worldwide Inc.	86,787	3,049,695

		83,989,124
COMPUTERS—1.19%
Agilysys Inc.	195,660	3,521,880
Carreker Corp.(1)	77,680	555,412
Catapult Communications Corp.(1)	22,957	250,231
CIBER Inc.(1)	349,777	2,305,030
Hutchinson Technology Inc.(1)	164,398	3,555,929
MICROS Systems Inc.(1)	112,103	4,896,659
MTS Systems Corp.	65,507	2,588,182
Radiant Systems Inc.(1)	97,773	1,033,461
RadiSys Corp.(1)(2)	135,076	2,966,269

		21,673,053
DISTRIBUTION & WHOLESALE—1.78%
Bell Microproducts Inc.(1)	193,036	1,046,255
Brightpoint Inc.(1)	322,498	4,363,398
Building Materials Holdings Corp.	100,196	2,792,463
LKQ Corp.(1)	80,386	1,527,334
Owens & Minor Inc.	256,904	7,347,454
United Stationers Inc.(1)	202,402	9,982,467
Watsco Inc.	87,608	5,240,711

		32,300,082
DIVERSIFIED FINANCIAL SERVICES—0.99%
Financial Federal Corp.	60,837	1,691,877
LaBranche & Co. Inc.(1)(2)	389,239	4,713,684
Piper Jaffray Companies Inc.(1)	133,133	8,149,071
SWS Group Inc.	102,378	2,469,357
TradeStation Group Inc.(1)	81,225	1,029,121

		18,053,110

ELECTRIC—2.66%
ALLETE Inc.	193,925	9,182,349
Avista Corp.	313,415	7,155,264
Central Vermont Public Service Corp.	64,792	1,197,356
CH Energy Group Inc.(2)	86,756	4,164,288
Cleco Corp.	323,015	7,510,099
El Paso Electric Co.(1)	310,080	6,251,213
Green Mountain Power Corp.	33,834	1,150,018
UIL Holdings Corp.	82,992	4,671,620
UniSource Energy Corp.	224,717	6,999,935

		48,282,142
ELECTRICAL COMPONENTS & EQUIPMENT—1.12%
Advanced Energy Industries Inc.(1)	189,115	2,503,883
Belden CDT Inc.(2)	272,557	9,008,009
C&D Technologies Inc.	164,076	1,233,852
Intermagnetics General Corp.(1)	97,087	2,619,407
Littelfuse Inc.(1)	91,565	3,148,005
Magnetek Inc.(1)	187,103	505,178
Vicor Corp.	82,217	1,362,336

		20,380,670
ELECTRONICS—4.94%
Analogic Corp.	48,270	2,249,865
Bel Fuse Inc. Class B	46,142	1,513,919
Benchmark Electronics Inc.(1)	411,859	9,934,039
Brady Corp. Class A	204,205	7,522,912
Checkpoint Systems Inc.(1)	145,375	3,228,779
Coherent Inc.(1)	198,528	6,696,349
CTS Corp.	230,010	3,424,849
Cubic Corp.	99,352	1,948,293
Cymer Inc.(1)	126,344	5,869,942
Electro Scientific Industries Inc.(1)	185,671	3,340,221
FEI Co.(1)	78,869	1,788,749
Itron Inc.(1)	79,685	4,722,133
Keithley Instruments Inc.	91,821	1,168,881
Methode Electronics Inc.	239,012	2,512,016
Park Electrochemical Corp.	129,174	3,326,231
Paxar Corp.(1)	149,140	3,067,810
Photon Dynamics Inc.(1)	66,373	830,990
Planar Systems Inc.(1)(2)	96,828	1,165,809
Rogers Corp.(1)	61,424	3,460,628
Technitrol Inc.	259,847	6,015,458
Trimble Navigation Ltd.(1)	136,550	6,095,592
Watts Water Technologies Inc. Class A	163,109	5,472,307
Woodward Governor Co.	120,113	3,664,648
X-Rite Inc.	79,015	868,375

		89,888,795
ENGINEERING & CONSTRUCTION—1.35%
EMCOR Group Inc.(1)	201,569	9,810,363
Insituform Technologies Inc. Class A(1)	95,909	2,195,357
Shaw Group Inc. (The)(1)(2)	215,866	6,001,075
URS Corp.(1)	156,830	6,586,860

		24,593,655
ENTERTAINMENT—0.52%
Pinnacle Entertainment Inc.(1)	307,266	9,417,703

		9,417,703
ENVIRONMENTAL CONTROL—0.69%
Aleris International Inc.(1)	201,003	9,215,988
Tetra Tech Inc.(1)	191,260	3,392,952

		12,608,940

FOOD—3.18%
American Italian Pasta Co. Class A(1)(2)	118,153	1,011,390
Corn Products International Inc.	475,151	14,539,621
Flowers Foods Inc.	338,768	9,702,316
Great Atlantic & Pacific Tea Co.	116,525	2,647,448
Hain Celestial Group Inc.(1)	246,548	6,351,076
J&J Snack Foods Corp.	46,066	1,523,403
Lance Inc.	194,030	4,466,571
Nash Finch Co.	85,409	1,818,358
Performance Food Group Co.(1)	221,522	6,729,838
Ralcorp Holdings Inc.(1)	56,021	2,382,573
Sanderson Farms Inc.	42,893	1,200,575
TreeHouse Foods Inc.(1)	87,687	2,094,842
United Natural Foods Inc.(1)(2)	102,964	3,399,871

		57,867,882
FOREST PRODUCTS & PAPER—1.05%
Buckeye Technologies Inc.(1)	212,308	1,622,033
Caraustar Industries Inc.(1)	185,871	1,672,839
Deltic Timber Corp.	50,036	2,820,529
Neenah Paper Inc.	94,646	2,881,971
Pope & Talbot Inc.	103,977	647,777
Rock-Tenn Co. Class A	201,740	3,217,753
Schweitzer-Mauduit International Inc.	98,955	2,142,376
Wausau Paper Corp.	327,640	4,079,118

		19,084,396
GAS—5.41%
Atmos Energy Corp.	520,019	14,513,730
Cascade Natural Gas Corp.	73,400	1,548,006
Energen Corp.	470,782	18,082,737
Laclede Group Inc. (The)	136,682	4,696,394
New Jersey Resources Corp.	88,046	4,118,792
Northwest Natural Gas Co.	176,727	6,544,201
Piedmont Natural Gas Co.(2)	482,386	11,721,980
South Jersey Industries Inc.	186,892	5,118,972
Southern Union Co.	271,258	7,340,241
Southwest Gas Corp.	256,673	8,044,132
UGI Corp.	674,816	16,613,970

		98,343,155
HAND & MACHINE TOOLS—0.78%
Baldor Electric Co.	175,384	5,487,765
Regal-Beloit Corp.	197,015	8,698,212

		14,185,977
HEALTH CARE - PRODUCTS—1.78%
CONMED Corp.(1)	111,662	2,311,403
Cyberonics Inc.(1)	51,855	1,105,549
Datascope Corp.	81,045	2,499,428
DJ Orthopedics Inc.(1)	87,506	3,222,846
Haemonetics Corp.(1)	65,504	3,046,591
Hologic Inc.(1)	149,007	7,354,986
Invacare Corp.	110,223	2,742,348
Laserscope(1)	64,697	1,993,315
LCA-Vision Inc.	62,477	3,305,658
Osteotech Inc.(1)	110,357	445,842
Viasys Healthcare Inc.(1)	132,741	3,398,170
Vital Sign Inc.	18,415	912,095

		32,338,231

HEALTH CARE - SERVICES—0.62%
Genesis HealthCare Corp.(1)	125,403	5,940,340
Gentiva Health Services Inc.(1)	172,307	2,762,081
Matria Healthcare Inc.(1)	79,516	1,703,233
RehabCare Group Inc.(1)	50,227	872,945

		11,278,599
HOME BUILDERS—1.32%
Champion Enterprises Inc.(1)	327,433	3,614,860
Coachmen Industries Inc.	90,207	1,077,072
Fleetwood Enterprises Inc.(1)(2)	408,777	3,082,179
M/I Homes Inc.	34,407	1,206,998
Monaco Coach Corp.(2)	170,983	2,171,484
Skyline Corp.	43,590	1,864,780
Standard-Pacific Corp.	425,433	10,933,628

		23,951,001
HOME FURNISHINGS—0.67%
Audiovox Corp. Class A(1)	116,648	1,593,412
Bassett Furniture Industries Inc.	75,705	1,401,300
Ethan Allen Interiors Inc.	124,943	4,566,667
La-Z-Boy Inc.(2)	331,053	4,634,742

		12,196,121
HOUSEHOLD PRODUCTS & WARES—0.57%
Harland (John H.) Co.	58,504	2,544,924
Playtex Products Inc.(1)	232,434	2,424,287
Russ Berrie & Co. Inc.(1)	76,028	932,103
Spectrum Brands Inc.(1)(2)	138,272	1,786,474
Standard Register Co. (The)	81,333	963,796
WD-40 Co.	48,511	1,628,514

		10,280,098
HOUSEWARES—0.36%
Libbey Inc.	90,561	665,623
National Presto Industries Inc.	30,203	1,579,013
Toro Co.	92,901	4,338,477

		6,583,113
INSURANCE—3.26%
Delphi Financial Group Inc. Class A	273,744	9,953,332
Infinity Property & Casualty Corp.	132,512	5,432,992
LandAmerica Financial Group Inc.	110,148	7,115,561
Presidential Life Corp.	137,746	3,385,797
ProAssurance Corp.(1)	91,963	4,430,777
RLI Corp.	53,279	2,566,982
Safety Insurance Group Inc.	90,674	4,311,549
SCPIE Holdings Inc.(1)	64,652	1,503,159
Selective Insurance Group Inc.	176,309	9,850,384
Stewart Information Services Corp.	116,796	4,240,863
United Fire & Casualty Co.	76,307	2,299,130
Zenith National Insurance Corp.	104,147	4,131,511

		59,222,037
INTERNET—0.56%
Blue Coat Systems Inc.(1)	48,102	811,000
InfoSpace Inc.(1)	92,434	2,095,479
Napster Inc.(1)	194,772	599,898
PC-Tel Inc.(1)	140,814	1,202,552
Secure Computing Corp.(1)	218,661	1,880,485
Stamps.com Inc.(1)	28,748	799,769
United Online Inc.	230,110	2,761,320

		10,150,503

IRON & STEEL—2.16%
Carpenter Technology Corp.	141,770	16,374,435
Chaparral Steel Co.(1)	147,542	10,625,975
Cleveland-Cliffs Inc.	70,683	5,604,455
Material Sciences Corp.(1)	82,763	747,350
Ryerson Inc.(2)	167,023	4,509,621
Steel Technologies Inc.	71,285	1,385,780

		39,247,616
LEISURE TIME—0.44%
Arctic Cat Inc.	45,810	893,753
Bally Total Fitness Holding Corp.(1)(2)	218,447	1,481,071
K2 Inc.(1)	301,550	3,298,957
WMS Industries Inc.(1)	86,006	2,355,704

		8,029,485
LODGING—0.46%
Aztar Corp.(1)	103,922	5,399,787
Marcus Corp.	139,695	2,916,832

		8,316,619
MACHINERY—3.74%
Albany International Corp. Class A	118,149	5,008,336
Applied Industrial Technologies Inc.	237,587	5,775,740
Astec Industries Inc.(1)	116,804	3,985,352
Briggs & Stratton Corp.	327,712	10,195,120
Cognex Corp.	179,230	4,665,357
Gardner Denver Inc.(1)	197,934	7,620,459
Gerber Scientific Inc.(1)	144,737	1,883,028
IDEX Corp.	188,112	8,878,886
JLG Industries Inc.	374,829	8,433,653
Lindsay Manufacturing Co.	38,420	1,041,950
Manitowoc Co. Inc. (The)	192,212	8,553,434
Robbins & Myers Inc.(2)	74,694	1,952,501

		67,993,816
MANUFACTURING—2.68%
Acuity Brands Inc.	287,718	11,195,107
AptarGroup Inc.	135,104	6,702,509
Barnes Group Inc.	231,100	4,610,445
CLARCOR Inc.	189,154	5,634,898
Griffon Corp.(1)(2)	161,908	4,225,799
Lydall Inc.(1)	103,601	955,201
Myers Industries Inc.	202,055	3,473,325
Smith (A.O.) Corp.	131,157	6,080,439
Standex International Corp.	71,342	2,165,230
Sturm, Ruger & Co. Inc.	137,797	861,231
Tredegar Corp.	179,033	2,832,302

		48,736,486
MEDIA—0.12%
4Kids Entertainment Inc.(1)	37,307	604,745
Radio One Inc. Class D(1)	207,590	1,536,166

		2,140,911
METAL FABRICATE & HARDWARE—2.04%
Castle (A.M.) & Co.	65,873	2,124,404
Kaydon Corp.	180,744	6,743,559
Lawson Products Inc.	29,344	1,156,740
Mueller Industries Inc.	236,180	7,801,025
NS Group Inc.(1)	96,472	5,313,678

Quanex Corp.	243,503	10,487,674
Valmont Industries Inc.	67,468	3,136,587
Wolverine Tube Inc.(1)(2)	97,979	359,583

		37,123,250
MINING—0.81%
AMCOL International Corp.	71,130	1,874,276
Brush Engineered Materials Inc.(1)	124,158	2,588,694
Century Aluminum Co.(1)	147,512	5,264,703
RTI International Metals Inc.(1)	90,460	5,051,286

		14,778,959
OFFICE & BUSINESS EQUIPMENT—0.13%
Global Imaging Systems Inc.(1)	56,578	2,335,540

		2,335,540
OFFICE FURNISHINGS—0.20%
Interface Inc. Class A(1)	315,536	3,612,887

		3,612,887
OIL & GAS—0.25%
Atwood Oceanics Inc.(1)	93,441	4,634,674

		4,634,674
OIL & GAS SERVICES—3.11%
Dril-Quip Inc.(1)	25,683	2,117,307
Input/Output Inc.(1)(2)	452,170	4,273,007
Lone Star Technologies Inc.(1)	110,461	5,967,103
Lufkin Industries Inc.	94,908	5,640,382
Maverick Tube Corp.(1)	113,650	7,181,544
Oceaneering International Inc.(1)	130,879	6,000,802
SEACOR Holdings Inc.(1)	76,159	6,252,654
Tetra Technologies Inc.(1)	237,931	7,206,930
Veritas DGC Inc.(1)	229,538	11,839,570

		56,479,299
PACKAGING & CONTAINERS—0.11%
Chesapeake Corp.	127,060	2,085,055

		2,085,055
PHARMACEUTICALS—0.60%
Alpharma Inc. Class A	191,566	4,605,247
MGI Pharma Inc.(1)	260,106	5,592,279
Theragenics Corp.(1)	206,886	705,481

		10,903,007
REAL ESTATE INVESTMENT TRUSTS—6.04%
Acadia Realty Trust	203,682	4,817,079
Colonial Properties Trust	293,133	14,480,770
EastGroup Properties Inc.	142,306	6,642,844
Entertainment Properties Trust	169,521	7,297,879
Essex Property Trust Inc.	86,559	9,665,178
Glenborough Realty Trust Inc.	206,129	4,440,019
Kilroy Realty Corp.	128,351	9,273,360
Lexington Corporate Properties Trust	338,825	7,318,620
LTC Properties Inc.	102,893	2,299,659
National Retail Properties Inc.	370,917	7,399,794
New Century Financial Corp.	159,021	7,275,211
Parkway Properties Inc.	90,906	4,136,223
Shurgard Storage Centers Inc. Class A	303,028	18,939,250
Sovran Self Storage Inc.	113,491	5,764,208

		109,750,094

RETAIL—6.54%
Brown Shoe Co. Inc.	182,971	6,235,652
Casey’s General Store Inc.	322,727	8,071,402
Cash America International Inc.	119,446	3,822,272
Cato Corp. Class A	201,818	5,216,995
Cost Plus Inc.(1)	71,982	1,055,256
Dress Barn Inc.(1)	137,309	3,480,783
Finish Line Inc. (The)	133,500	1,579,305
Fred’s Inc.	255,942	3,416,826
Group 1 Automotive Inc.	140,076	7,891,882
Hancock Fabrics Inc.	124,489	415,793
Haverty Furniture Companies Inc.	144,196	2,262,435
IHOP Corp.	68,298	3,283,768
Insight Enterprises Inc.(1)	309,312	5,892,394
Jack in the Box Inc.(1)	83,808	3,285,274
Jo-Ann Stores Inc.(1)(2)	154,208	2,259,147
Jos. A. Bank Clothiers Inc.(1)	20,898	500,716
Landry’s Restaurants Inc.	54,395	1,765,118
Lone Star Steakhouse & Saloon Inc.	116,181	3,047,428
Longs Drug Stores Corp.	172,178	7,854,760
MarineMax Inc.(1)	50,123	1,314,726
Men’s Wearhouse Inc. (The)	198,333	6,009,490
O’Charley’s Inc.(1)	147,978	2,515,626
Pep Boys-Manny, Moe & Jack Inc.	347,698	4,078,498
Rare Hospitality International Inc.(1)	78,187	2,248,658
Red Robin Gourmet Burgers Inc.(1)	53,148	2,261,979
Ryan’s Restaurant Group Inc.(1)	270,367	3,220,071
School Specialty Inc.(1)	83,839	2,670,272
Sonic Automotive Inc.	193,486	4,291,519
Stage Stores Inc.	170,893	5,639,469
Steak n Shake Co. (The)(1)	79,296	1,200,541
Stein Mart Inc.	88,665	1,312,242
Triarc Companies Inc. Class B	155,603	2,432,075
Tuesday Morning Corp.(2)	78,380	1,030,697
Zale Corp.(1)	308,767	7,438,197

		119,001,266
SAVINGS & LOANS—2.14%
Anchor BanCorp Wisconsin Inc.	63,923	1,928,557
BankAtlantic Bancorp Inc. Class A	145,125	2,153,655
BankUnited Financial Corp. Class A	125,230	3,822,020
Brookline Bancorp Inc.	394,573	5,433,270
Dime Community Bancshares	89,731	1,217,650
Downey Financial Corp.	62,851	4,264,440
Fidelity Bankshares Inc.	60,274	1,917,919
FirstFed Financial Corp.(1)	46,830	2,700,686
Franklin Bank Corp. (Texas)(1)	113,834	2,298,308
Harbor Florida Bancshares Inc.	43,762	1,625,321
MAF Bancorp Inc.	111,259	4,766,336
Sterling Financial Corp. (Washington)	224,731	6,856,543

		38,984,705
SEMICONDUCTORS—3.34%
Actel Corp.(1)	165,412	2,373,662
ATMI Inc.(1)	151,157	3,721,485
Axcelis Technologies Inc.(1)	647,233	3,818,675
Brooks Automation Inc.(1)	478,253	5,643,385
Cohu Inc.	95,421	1,674,639
Diodes Inc.(1)	26,921	1,115,606
DSP Group Inc.(1)	75,498	1,876,125
ESS Technology Inc.(1)	223,899	483,622
Exar Corp.(1)	230,240	3,055,285
Kopin Corp.(1)	223,612	807,239

Kulicke & Soffa Industries Inc.(1)	363,497	2,693,513
Microsemi Corp.(1)	235,254	5,735,493
Pericom Semiconductor Corp.(1)	169,159	1,404,020
Photronics Inc.(1)	265,546	3,930,081
Power Integrations Inc.(1)	83,359	1,457,115
Rudolph Technologies Inc.(1)	99,516	1,442,982
Skyworks Solutions Inc.(1)	1,027,911	5,663,790
Standard Microsystems Corp.(1)	81,822	1,786,174
Supertex Inc.(1)	40,577	1,620,645
Ultratech Inc.(1)(2)	102,684	1,616,246
Varian Semiconductor Equipment Associates Inc.(1)	179,723	5,860,767
Veeco Instruments Inc.(1)	120,793	2,879,705

		60,660,254
SOFTWARE—2.56%
Altiris Inc.(1)	56,128	1,012,549
Avid Technology Inc.(1)	175,953	5,864,513
Captaris Inc.(1)	181,422	843,612
Digi International Inc.(1)	133,489	1,672,617
Epicor Software Corp.(1)	217,912	2,294,613
FileNET Corp.(1)	148,529	3,999,886
Hyperion Solutions Corp.(1)	178,490	4,926,324
Inter-Tel Inc.	71,744	1,510,929
JDA Software Group Inc.(1)	106,113	1,488,765
Keane Inc.(1)	287,760	3,597,000
MapInfo Corp.(1)	135,904	1,773,547
MRO Software Inc.(1)	89,268	1,791,609
Open Solutions Inc.(1)(2)	41,436	1,102,612
Phoenix Technologies Ltd.(1)	162,186	780,115
Progress Software Corp.(1)	107,820	2,524,066
SPSS Inc.(1)	74,665	2,399,733
THQ Inc.(1)(2)	412,688	8,914,061

		46,496,551
STORAGE & WAREHOUSING—0.13%
Mobile Mini Inc.(1)	81,198	2,375,853

		2,375,853
TELECOMMUNICATIONS—2.05%
Adaptec Inc.(1)	730,907	3,172,136
Aeroflex Inc.(1)	293,979	3,430,735
Anixter International Inc.	212,419	10,081,406
Applied Signal Technology Inc.	75,421	1,285,174
Black Box Corp.	69,443	2,661,750
C-COR Inc.(1)	307,663	2,375,158
Commonwealth Telephone Enterprises Inc.	60,391	2,002,566
Ditech Networks Inc.(1)	207,334	1,807,952
General Communication Inc. Class A(1)	103,340	1,273,149
Harmonic Inc.(1)	327,917	1,469,068
NETGEAR Inc.(1)	78,703	1,703,920
Network Equipment Technologies Inc.(1)	161,072	505,766
Novatel Wireless Inc.(1)	107,817	1,119,140
Symmetricom Inc.(1)(2)	294,575	2,082,645
Tollgrade Communications Inc.(1)	84,773	822,298
Viasat Inc.(1)	55,871	1,434,767

		37,227,630
TEXTILES—0.21%
Angelica Corp.	59,998	1,052,365
G&K Services Inc. Class A	80,442	2,759,161

		3,811,526

TOYS, GAMES & HOBBIES—0.31%
JAKKS Pacific Inc.(1)	176,406	3,543,997
Lenox Group Inc.(1)	90,112	638,894
RC2 Corp.(1)	37,336	1,443,410

		5,626,301
TRANSPORTATION—2.79%
Arkansas Best Corp.	161,927	8,130,355
Bristow Group Inc.(1)	85,450	3,076,200
EGL Inc.(1)	215,352	10,810,670
Hub Group Inc. Class A(1)	264,731	6,493,851
Kansas City Southern Industries Inc.(1)(2)	482,344	13,360,929
Kirby Corp.(1)	135,012	5,332,974
Old Dominion Freight Line Inc.(1)	96,260	3,618,413

		50,823,392
WATER—0.21%
American States Water Co.	107,840	3,844,496

		3,844,496

TOTAL COMMON STOCKS
(Cost: $1,721,049,751)		1,816,765,221

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.03%

CERTIFICATES OF DEPOSIT(3)—0.09%
Credit Suisse First Boston NY
5.28%, 04/23/07	$49,150	49,150
Fortis Bank NY
4.43%, 07/20/06	122,818	122,818
Societe Generale
5.33%, 12/08/06	491,497	491,497
Toronto-Dominion Bank
3.94%, 07/10/06	245,749	245,749
Washington Mutual Bank
5.28%, 08/07/06	245,749	245,749
Wells Fargo Bank N.A.
4.78%, 12/05/06	393,198	393,198

		1,548,161
COMMERCIAL PAPER(3)—0.65%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	1,372,152	1,364,448
ASAP Funding Ltd.
5.21%, 08/08/06(4)	235,919	234,690
Barton Capital Corp.
5.29%, 08/01/06(4)	469,817	467,815
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	186,769	186,329
CC USA Inc.
5.03%, 10/24/06(4)	98,299	96,747
Chariot Funding LLC
5.30%, 07/28/06(4)	370,269	368,907
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	1,078,173	1,077,867
Curzon Funding LLC
5.30%, 07/31/06(4)	491,497	489,471

Edison Asset Securitization LLC
5.22%, 12/11/06(4)	362,587	354,123
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	1,040,372	1,036,723
Five Finance Inc.
5.19%, 12/01/06(4)	221,174	216,359
General Electric Capital Services Inc.
5.22%, 12/11/06	49,150	48,002
Govco Inc.
5.22%, 08/03/06(4)	491,497	489,288
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	167,109	164,520
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	122,874	122,441
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	452,079	450,960
Landale Funding LLC
5.30%, 08/15/06(4)	540,647	537,224
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	760,985	755,196
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	496,412	494,956
Prudential Funding LLC
5.22%, 07/31/06	245,749	244,751
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	491,497	490,281
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	575,882	575,556
Scaldis Capital LLC
5.30%, 07/25/06(4)	307,220	306,225
Sydney Capital Corp.
5.10%, 07/07/06(4)	537,649	537,344
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	600,752	599,266

		11,709,489
MEDIUM-TERM NOTES(3)—0.07%
Bank of America N.A.
5.28%, 04/20/07	122,874	122,874
Dorada Finance Inc.
3.93%, 07/07/06(4)	152,364	152,364
K2 USA LLC
3.94%, 07/07/06(4)	294,898	294,898
Marshall & Ilsley Bank
5.18%, 12/15/06	491,497	492,262
Sigma Finance Inc.
5.13%, 03/30/07(4)	172,024	172,024
US Bank N.A.
2.85%, 11/15/06	98,299	97,630

		1,332,052
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	1,081,252	1,081,252

		1,081,252

REPURCHASE AGREEMENTS(3)—0.52%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $983,433 (collateralized by non-U.S. Government debt securities, value $1,013,882, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$982,994	982,994
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $737,576 (collateralized by non-U.S. Government debt securities, value $812,101, 2.12% to 6.47%, 11/25/34 to 12/25/42).	737,246	737,246
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $1,229,292 (collateralized by non-U.S. Government debt securities, value $1,375,116, 0.00% to 10.00%, 6/1/28 to 12/15/35).	1,228,743	1,228,743
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $983,433 (collateralized by non-U.S. Government debt securities, value $1,009,673, 5.36% to 6.00%, 12/25/35 to 12/25/42).	982,994	982,994
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $295,032 (collateralized by non-U.S. Government debt securities, value $333,837, 0.00% to 10.00%, 9/10/34 to 5/9/36).	294,898	294,898
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $491,717 (collateralized by non-U.S. Government debt securities, value $502,019, 5.22% to 5.42%, 7/3/06).	491,497	491,497
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $786,754 (collateralized by non-U.S. Government debt securities, value $826,855, 0.00% to 10.00%, 1/1/10 to 6/6/16).	786,396	786,396
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $491,717 (collateralized by non-U.S. Government debt securities, value $506,951, 6.38% to 8.49%, 1/7/09 to 2/23/36).	491,497	491,497
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $491,717 (collateralized by non-U.S. Government debt securities, value $506,957, 0.07% to 7.75%, 2/22/11 to 12/15/45).	491,497	491,497
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $983,433 (collateralized by non-U.S. Government debt securities, value $1,033,580, 0.00% to 8.57%, 6/25/23 to 4/25/46).	982,994	982,994
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $491,717 (collateralized by non-U.S. Government debt securities, value $517,232, 3.79% to 7.22%, 5/15/07 to 3/15/42).	491,497	491,497
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $172,102 (collateralized by non-U.S. Government debt securities, value $182,105, 0.00% to 10.00%, 7/3/06 to 6/30/36).	172,024	172,024

Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $361,899 (collateralized by non-U.S. Government debt securities, value $364,210, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	344,048	344,048
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $983,435 (collateralized by non-U.S. Government debt securities, value $1,033,569, 0.00% to 10.00%, 1/1/10 to 5/6/16).	982,994	982,994

		9,461,319
TIME DEPOSITS(3)—0.25%
ABN Amro Bank NV
5.30%, 07/03/06	491,497	491,497
KBC Bank NV
5.32%, 07/03/06	1,474,492	1,474,492
Societe Generale
5.32%, 07/03/06	1,228,743	1,228,743
UBS AG
5.25%-5.34%, 07/03/06	1,417,031	1,417,031

		4,611,763
VARIABLE & FLOATING RATE NOTES(3)—1.39%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	1,258,233	1,258,409
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	368,623	368,620
American Express Centurion Bank
5.34%, 07/19/07	540,647	541,293
American Express Credit Corp.
5.23%, 07/05/07	147,449	147,547
ASIF Global Financing
5.17%, 05/03/07(4)	49,150	49,173
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	319,473	319,473
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	835,545	835,541
BMW US Capital LLC
5.20%, 07/13/07(4)	491,497	491,497
BNP Paribas
5.14%, 05/18/07(4)	909,270	909,270
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	358,793	358,793
Commodore CDO Ltd.
5.38%, 06/12/07(4)	122,874	122,874
Credit Agricole SA
5.31%, 07/23/07	491,497	491,497
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	491,497	491,497
DEPFA Bank PLC
5.37%, 06/15/07	491,497	491,497
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	565,222	565,266
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	491,497	491,497
Fifth Third Bancorp
5.28%, 06/22/07(4)	982,994	982,994
First Tennessee Bank N.A.
5.21%, 08/25/06	147,449	147,451
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	368,623	368,589

General Electric Capital Corp.
5.25%, 04/09/07	221,174	221,294
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	737,246	737,383
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	491,497	491,497
JP Morgan Chase & Co.
5.12%, 07/02/07	368,623	368,623
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	737,246	737,227
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	513,624	513,624
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	614,372	614,172
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	540,647	540,600
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	238,863	238,863
Marshall & Ilsley Bank
5.18%, 07/13/07	270,323	270,323
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	737,246	737,246
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	61,929	61,949
Mound Financing PLC
5.11%, 05/08/07(4)	462,007	462,007
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	491,497	491,469
National City Bank of Indiana
5.17%, 05/21/07	245,749	245,767
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	1,327,043	1,327,080
Newcastle Ltd.
5.34%, 04/24/07(4)	173,253	173,211
Northern Rock PLC
5.17%, 05/03/07(4)	589,797	589,811
Principal Life Global Funding I
5.63%, 02/08/07	221,174	221,798
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	368,623	368,603
Sigma Finance Inc.
5.51%, 06/18/07(4)	403,028	403,028
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	491,497	491,497
Strips III LLC
5.37%, 07/24/06(4)	114,896	114,896
SunTrust Bank
5.08%, 05/01/07	491,497	491,522
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	928,930	928,830
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	688,096	688,096
US Bank N.A.
5.28%, 09/29/06	221,174	221,160
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	786,789	786,789
Wachovia Bank N.A.
5.36%, 05/22/07	982,994	982,994
Wells Fargo & Co.
5.19%, 07/13/07(4)	245,749	245,765
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	442,348	442,343

White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	486,091	484,492
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	165,998	165,999

		25,292,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,036,772)		55,036,772

TOTAL INVESTMENTS IN SECURITIES—102.95%
(Cost: $1,776,086,523)		1,871,801,993
Other Assets, Less Liabilities—(2.95)%		(53,548,598)

NET ASSETS—100.00%		$1,818,253,395

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2006

Security	Shares	Value
COMMON STOCKS—99.55%

ADVERTISING—0.23%
DENTSU Inc.	255	$704,894

		704,894
AGRICULTURE—0.71%
Japan Tobacco Inc.	595	2,170,450

		2,170,450
AIRLINES—0.44%
All Nippon Airways Co. Ltd.	204,000	785,199
Japan Airlines System Corp.(1)(2)	221,000	554,844

		1,340,043
AUTO MANUFACTURERS—10.10%
Honda Motor Co. Ltd.	221,000	7,017,714
Nissan Motor Co. Ltd.	283,900	3,104,361
Suzuki Motor Corp.	54,400	1,177,798
Toyota Motor Corp.	372,300	19,508,175

		30,808,048
AUTO PARTS & EQUIPMENT—1.40%
Bridgestone Corp.	85,000	1,639,549
Denso Corp.	68,000	2,224,730
NOK Corp.	13,600	394,979

		4,259,258
BANKS—14.74%
Mitsubishi UFJ Financial Group	1,369	19,161,090
Mizuho Financial Group Inc.	1,445	12,248,655
Nipponkoa Insurance Co. Ltd.	102,000	881,564
Shinsei Bank Ltd.	170,000	1,078,161
Sumitomo Mitsui Financial Group Inc.	884	9,356,952
Sumitomo Trust & Banking Co. Ltd. (The)	204,000	2,230,678

		44,957,100
BEVERAGES—0.90%
Asahi Breweries Ltd.	61,200	860,328
Kirin Brewery Co. Ltd.	119,000	1,872,729

		2,733,057
BUILDING MATERIALS—1.37%
Asahi Glass Co. Ltd.	136,000	1,726,248
Daikin Industries Ltd.	34,000	1,180,772
JS Group Corp.	34,000	715,304
Matsushita Electric Works Ltd.	51,000	567,038

		4,189,362
CHEMICALS—3.02%
Asahi Kasei Corp.	153,000	999,790
JSR Corp.	28,900	730,622

Mitsubishi Chemical Holdings Corp.	144,500	903,797
Mitsui Chemicals Inc.	102,000	666,527
Nitto Denko Corp.	22,100	1,575,603
Shin-Etsu Chemical Co. Ltd.	51,000	2,774,964
Sumitomo Chemical Co. Ltd.	187,000	1,560,583

		9,211,886
COMMERCIAL SERVICES—0.75%
Dai Nippon Printing Co. Ltd.	85,000	1,316,100
Toppan Printing Co. Ltd.	85,000	962,166

		2,278,266
COMPUTERS—1.12%
Fujitsu Ltd.	272,000	2,110,519
TDK Corp.	17,000	1,293,793

		3,404,312
COSMETICS & PERSONAL CARE—1.04%
Kao Corp.	68,000	1,781,569
Shiseido Co. Ltd.	51,000	1,001,575
Uni-Charm Corp.	6,800	375,944

		3,159,088
DISTRIBUTION & WHOLESALE—3.58%
Itochu Corp.	187,000	1,644,010
Marubeni Corp.	187,000	997,857
Mitsubishi Corp.	180,200	3,601,951
Mitsui & Co. Ltd.	204,000	2,883,821
Sumitomo Corp.	136,000	1,795,250

		10,922,889
DIVERSIFIED FINANCIAL SERVICES—4.83%
Acom Co. Ltd.	11,560	627,981
Credit Saison Co. Ltd.	25,500	1,209,028
Daiwa Securities Group Inc.	187,000	2,231,273
Nikko Cordial Corp.	93,500	1,197,428
Nomura Holdings Inc.	272,000	5,103,792
ORIX Corp.	11,900	2,909,548
Promise Co. Ltd.	9,350	542,278
Takefuji Corp.	15,130	902,651

		14,723,979
ELECTRIC—3.33%
Chubu Electric Power Co. Inc.	83,300	2,251,647
Kansai Electric Power Co. Inc.	103,700	2,322,285
Kyushu Electric Power Co. Inc.	54,400	1,265,836
Tokyo Electric Power Co. Inc. (The)	156,400	4,323,352

		10,163,120
ELECTRICAL COMPONENTS & EQUIPMENT—4.01%
Fujikura Ltd.	51,000	563,469
Furukawa Electric Co. Ltd.	85,000	550,234
Hitachi Ltd.	425,000	2,810,655
Mitsubishi Electric Corp.	255,000	2,045,532
Sanyo Electric Co. Ltd.(2)	187,000	404,050
Sharp Corp.	119,000	1,882,098
Sumitomo Electric Industries Ltd.	96,900	1,420,674
Toshiba Corp.	391,000	2,555,019

		12,231,731
ELECTRONICS—4.73%
Advantest Corp.	11,900	1,213,786
Fanuc Ltd.	25,500	2,293,137

Hirose Electric Co. Ltd.	5,100	620,129
Hoya Corp.	56,600	2,015,151
Keyence Corp.	5,610	1,433,969
Kyocera Corp.	22,100	1,712,864
Murata Manufacturing Co. Ltd.	27,200	1,767,887
NEC Corp.	255,000	1,360,714
NGK Insulators Ltd.	34,000	397,953
Secom Co. Ltd.	34,000	1,609,063

		14,424,653
ENGINEERING & CONSTRUCTION—0.79%
Kajima Corp.	136,000	624,590
Obayashi Corp.	102,000	702,218
Shimizu Corp.	102,000	571,946
Taisei Corp.	136,000	497,293

		2,396,047
ENTERTAINMENT—0.16%
Oriental Land Co. Ltd.	8,500	478,852

		478,852
FOOD—0.58%
Ajinomoto Co. Inc.	68,000	753,672
Nippon Meat Packers Inc.	17,000	197,192
Nissin Food Products Co. Ltd.	15,300	540,716
Yakult Honsha Co. Ltd.	10,200	277,496

		1,769,076
FOREST PRODUCTS & PAPER—0.34%
Nippon Paper Group Inc.	85	347,986
Oji Paper Co. Ltd.	119,000	677,680

		1,025,666
GAS—0.77%
Osaka Gas Co. Ltd.	255,000	820,890
Tokyo Gas Co. Ltd.	323,000	1,522,958

		2,343,848
HAND & MACHINE TOOLS—0.39%
SMC Corp.	8,500	1,203,823

		1,203,823
HEALTH CARE-PRODUCTS—0.24%
Terumo Corp.	22,100	738,503

		738,503
HOME BUILDERS—0.74%
Daiwa House Industry Co. Ltd.	68,000	1,088,571
Sekisui House Ltd.	85,000	1,168,132

		2,256,703
HOME FURNISHINGS—4.04%
Matsushita Electric Industrial Co. Ltd.	289,000	6,105,367
Pioneer Corp.	11,900	192,166
Sony Corp.	136,000	6,007,960

		12,305,493
HOUSEWARES—0.11%
TOTO Ltd.	34,000	325,382

		325,382

INSURANCE—3.50%
Millea Holdings Inc.	221	4,117,832
Mitsui Sumitomo Insurance Co. Ltd.	204,000	2,564,388
Sompo Japan Insurance Inc.	119,000	1,665,573
T&D Holdings Inc.	28,900	2,338,494

		10,686,287
INTERNET—1.08%
SoftBank Corp.	100,300	2,250,531
Yahoo! Japan Corp.	1,956	1,036,903

		3,287,434
IRON & STEEL—3.22%
JFE Holdings Inc.	74,825	3,174,572
Kobe Steel Ltd.	357,000	1,118,016
Nippon Steel Corp.	884,000	3,348,397
Sumitomo Metal Industries Ltd.	527,000	2,175,952

		9,816,937
MACHINERY—1.53%
Komatsu Ltd.	119,000	2,368,237
Kubota Corp.	136,000	1,290,819
Toyota Industries Corp.	25,500	1,008,267

		4,667,323
MANUFACTURING—1.78%
Fuji Photo Film Co. Ltd.	64,600	2,170,004
Kawasaki Heavy Industries Ltd.	187,000	629,795
Konica Minolta Holdings Inc.(1)	51,000	644,666
Mitsubishi Heavy Industries Ltd.	459,000	1,983,519

		5,427,984
MEDIA—0.11%
Nippon Television Network Corp.	2,550	347,317

		347,317
METAL FABRICATE & HARDWARE—0.19%
NSK Ltd.	68,000	564,510

		564,510
MINING—0.74%
Mitsubishi Materials Corp.(2)	153,000	653,143
Mitsui Mining & Smelting Co. Ltd.	85,000	501,903
Sumitomo Metal Mining Co. Ltd.	85,000	1,109,391

		2,264,437
OFFICE & BUSINESS EQUIPMENT—3.22%
Canon Inc.	165,750	8,134,169
Ricoh Corp. Ltd.	85,000	1,669,291

		9,803,460
OIL & GAS—0.52%
Nippon Oil Corp.	170,000	1,243,231
TonenGeneral Sekiyu K.K.	34,000	349,770

		1,593,001
PACKAGING & CONTAINERS—0.10%
Toyo Seikan Kaisha Ltd.	17,000	308,577

		308,577
PHARMACEUTICALS—4.59%
Astellas Pharma Inc.	69,728	2,561,848
Daiichi Sanyko Co. Ltd.	90,703	2,499,361
Eisai Co. Ltd.	35,700	1,608,319
Taisho Pharmaceutical Co. Ltd.	17,000	333,858
Takeda Pharmaceutical Co. Ltd.	112,200	6,988,269

		13,991,655

REAL ESTATE—2.34%
Mitsubishi Estate Co. Ltd.	153,000	3,252,329
Mitsui Fudosan Co. Ltd.	102,000	2,217,294
Sumitomo Realty & Development Co. Ltd.	68,000	1,677,470

		7,147,093
RETAIL—2.06%
AEON Co. Ltd.	91,800	2,015,641
Marui Co. Ltd.	44,200	689,012
Seven & I Holdings Co. Ltd.	108,800	3,588,121

		6,292,774
SEMICONDUCTORS—0.87%
Rohm Co. Ltd.	12,300	1,100,722
Tokyo Electron Ltd.	22,100	1,546,604

		2,647,326
TELECOMMUNICATIONS—3.56%
Nippon Telegraph & Telephone Corp.	1,360	6,674,190
NTT Data Corp.	153	662,511
NTT DoCoMo Inc.	2,397	3,522,687

		10,859,388
TEXTILES—0.97%
Kuraray Co. Ltd.	51,000	571,054
Teijin Ltd.	119,000	755,754
Toray Industries Inc.	187,000	1,624,380

		2,951,188
TOYS, GAMES & HOBBIES—0.84%
Nintendo Co. Ltd.	15,300	2,569,741

		2,569,741
TRANSPORTATION—3.87%
Central Japan Railway Co.	204	2,034,379
East Japan Railway Co.	493	3,665,748
Kintetsu Corp.	204,000	681,695
Mitsui O.S.K. Lines Ltd.	119,000	809,885
Nippon Express Co. Ltd.	119,000	643,328
Nippon Yusen Kabushiki Kaisha	153,000	995,775
Odakyu Electric Railway Co. Ltd.	68,000	438,997
Tokyu Corp.	119,000	695,377
West Japan Railway Co.	221	918,296
Yamato Holdings Co. Ltd.	51,000	905,655

		11,789,135

TOTAL COMMON STOCKS
(Cost: $269,707,622)		303,541,096

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$806	806
Fortis Bank NY
4.43%, 07/20/06	2,014	2,014

Societe Generale
5.33%, 12/08/06	8,060	8,060
Toronto-Dominion Bank
3.94%, 07/10/06	4,030	4,030
Washington Mutual Bank
5.28%, 08/07/06	4,030	4,030
Wells Fargo Bank N.A.
4.78%, 12/05/06	6,448	6,448

		25,388
COMMERCIAL PAPER(3)—0.06%
Amstel Funding Corp.
5.20%-5.31%, 07/27/06-11/22/06(4)	22,503	22,384
ASAP Funding Ltd.
5.21%, 08/08/06(4)	3,869	3,849
Barton Capital Corp.
5.29%, 08/01/06(4)	7,705	7,672
Cancara Asset Securitisation Ltd.
5.30%, 07/19/06(4)	3,063	3,056
CC USA Inc.
5.03%, 10/24/06(4)	1,612	1,587
Chariot Funding LLC
5.30%, 07/28/06(4)	6,072	6,050
Concord Minutemen Capital Co. LLC
5.10%, 07/05/06(4)	17,682	17,677
Curzon Funding LLC
5.30%, 07/31/06(4)	8,060	8,027
Edison Asset Securitization LLC
5.22%, 12/11/06(4)	5,946	5,807
Falcon Asset Securitization Corp.
5.26%-5.30%, 07/24/06-07/28/06(4)	17,062	17,001
Five Finance Inc.
5.19%, 12/01/06(4)	3,627	3,548
General Electric Capital Services Inc.
5.22%, 12/11/06	806	787
Govco Inc.
5.22%, 08/03/06(4)	8,060	8,024
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06(4)	2,741	2,698
Jupiter Securitization Corp.
5.29%, 07/27/06(4)	2,015	2,008
Kitty Hawk Funding Corp.
5.24%, 07/20/06(4)	7,414	7,396
Landale Funding LLC
5.30%, 08/15/06(4)	8,866	8,810
Lexington Parker Capital Co. LLC
5.09%-5.23%, 07/05/06-11/15/06(4)	12,480	12,385
Lockhart Funding LLC
5.23%-5.28%, 07/19/06-08/04/06(4)	8,141	8,117
Prudential Funding LLC
5.22%, 07/31/06	4,030	4,014
Ranger Funding Co. LLC
5.24%, 07/20/06(4)	8,060	8,040
Regency Markets No. 1 LLC
5.10%, 07/07/06(4)	9,444	9,439
Scaldis Capital LLC
5.30%, 07/25/06(4)	5,038	5,022
Sydney Capital Corp.
5.10%, 07/07/06(4)	8,817	8,812
Thames Asset Global Securitization No. 1 Inc.
5.24%, 07/20/06(4)	9,852	9,828

		192,038

MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,015	2,015
Dorada Finance Inc.
3.93%, 07/07/06(4)	2,499	2,499
K2 USA LLC
3.94%, 07/07/06(4)	4,836	4,836
Marshall & Ilsley Bank
5.18%, 12/15/06	8,060	8,073
Sigma Finance Inc.
5.13%, 03/30/07(4)	2,821	2,821
US Bank N.A.
2.85%, 11/15/06	1,612	1,601

		21,845
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.20%(5)(6)	24,944	24,944

		24,944
REPURCHASE AGREEMENTS(3)—0.05%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $16,128 (collateralized by non-U.S. Government debt securities, value $16,627, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$16,121	16,121
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $12,096 (collateralized by non-U.S. Government debt securities, value $13,318, 2.12% to 6.47%, 11/25/34 to 12/25/42).	12,091	12,091
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $16,128 (collateralized by non-U.S. Government debt securities, value $16,558, 5.36% to 6.00%, 12/25/35 to 12/25/42).	16,121	16,121
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $20,160 (collateralized by non-U.S. Government debt securities, value $22,551, 0.00% to 10.00%, 6/1/28 to 12/15/35).	20,151	20,151
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,838 (collateralized by non-U.S. Government debt securities, value $5,475, 0.00% to 10.00%, 9/10/34 to 5/9/36).	4,836	4,836
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $8,064 (collateralized by non-U.S. Government debt securities, value $8,233, 5.22% to 5.42%, 7/3/06).	8,060	8,060
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $12,903 (collateralized by non-U.S. Government debt securities, value $13,560, 0.00% to 10.00%, 1/1/10 to 6/6/16).	12,897	12,897

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $16,128 (collateralized by non-U.S. Government debt securities, value $16,950, 0.00% to 8.57%, 6/25/23 to 4/25/46).	16,121	16,121
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $8,064 (collateralized by non-U.S. Government debt securities, value $8,314, 0.07% to 7.75%, 2/22/11 to 12/15/45).	8,060	8,060
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $8,064 (collateralized by non-U.S. Government debt securities, value $8,314, 6.38% to 8.49%, 1/7/09 to 2/23/36).	8,060	8,060
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $8,064 (collateralized by non-U.S. Government debt securities, value $8,482, 3.79% to 7.22%, 5/15/07 to 3/15/42).	8,060	8,060
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $2,822 (collateralized by non-U.S. Government debt securities, value $2,986, 0.00% to 10.00%, 7/3/06 to 6/30/36).	2,821	2,821
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,935 (collateralized by non-U.S. Government debt securities, value $5,973, 0.00% to 10.00%, 7/3/06 to 6/30/36).(7)	5,642	5,642
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $16,128 (collateralized by non-U.S. Government debt securities, value $16,950, 0.00% to 10.00%, 1/1/10 to 5/6/16).	16,121	16,121

		155,162
TIME DEPOSITS(3)—0.02%
ABN Amro Bank NV
5.30%, 07/03/06	8,060	8,060
KBC Bank NV
5.32%, 07/03/06	24,181	24,181
Societe Generale
5.32%, 07/03/06	20,151	20,151
UBS AG
5.25%-5.34%, 07/03/06	23,239	23,239

		75,631
VARIABLE & FLOATING RATE NOTES(3)—0.14%
Allstate Life Global Funding II
5.11%-5.35%, 05/04/07-07/27/07(4)	20,635	20,637
American Express Bank
5.21%-5.31%, 07/19/06-02/28/07	6,045	6,045
American Express Centurion Bank
5.34%, 07/19/07	8,866	8,877
American Express Credit Corp.
5.23%, 07/05/07	2,418	2,420
ASIF Global Financing
5.17%, 05/03/07(4)	806	806
Australia & New Zealand Banking Group Ltd.
5.30%, 07/23/07(4)	5,239	5,239
Beta Finance Inc.
5.03%-5.41%, 04/25/07-07/17/07(4)	13,703	13,703

BMW US Capital LLC
5.20%, 07/13/07(4)	8,060	8,060
BNP Paribas
5.14%, 05/18/07(4)	14,912	14,912
Carlyle Loan Investment Ltd.
5.25%-5.32%, 04/13/07-07/15/07(4)	5,884	5,884
Commodore CDO Ltd.
5.38%, 06/12/07(4)	2,015	2,015
Credit Agricole SA
5.31%, 07/23/07	8,060	8,060
Cullinan Finance Corp.
5.36%-5.71%, 04/25/07-06/28/07(4)	8,060	8,060
DEPFA Bank PLC
5.37%, 06/15/07	8,060	8,060
Dorada Finance Inc.
5.03%-5.41%, 06/27/07-07/17/07(4)	9,269	9,270
Eli Lilly Services Inc.
5.08%, 06/29/07(4)	8,060	8,060
Fifth Third Bancorp
5.28%, 06/22/07(4)	16,121	16,121
First Tennessee Bank N.A.
5.21%, 08/25/06	2,418	2,418
Five Finance Inc.
5.37%-5.45%, 12/01/06-06/29/07(4)	6,045	6,045
General Electric Capital Corp.
5.25%, 04/09/07	3,627	3,629
Hartford Life Global Funding Trusts
5.11%-5.22%, 07/13/07-07/16/07	12,091	12,092
HBOS Treasury Services PLC
5.53%, 04/24/07(4)	8,060	8,060
JP Morgan Chase & Co.
5.12%, 07/02/07	6,045	6,045
K2 USA LLC
5.20%-5.46%, 04/02/07-06/28/07(4)	12,091	12,090
Leafs LLC
5.27%, 01/22/07-02/20/07(4)	8,423	8,423
Lexington Parker Capital Co. LLC
4.96%, 01/10/07	10,075	10,072
Links Finance LLC
5.13%-5.35%, 05/10/07-05/16/07(4)	8,866	8,866
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	3,917	3,917
Marshall & Ilsley Bank
5.18%, 07/13/07	4,433	4,433
Metropolitan Life Global Funding I
5.15%, 07/06/07(4)	12,091	12,091
Mortgage Interest Networking Trust
5.54%, 08/25/06(4)	1,016	1,016
Mound Financing PLC
5.11%, 05/08/07(4)	7,577	7,577
Natexis Banques Populaires
5.18%-5.40%, 06/20/07-07/13/07(4)	8,060	8,060
National City Bank of Indiana
5.17%, 05/21/07	4,030	4,030
Nationwide Building Society
5.16%-5.55%, 04/27/07-07/06/07(4)	21,763	21,763
Newcastle Ltd.
5.34%, 04/24/07(4)	2,841	2,841
Northern Rock PLC
5.17%, 05/03/07(4)	9,672	9,673
Principal Life Global Funding I
5.63%, 02/08/07	3,627	3,637
Sedna Finance Inc.
5.17%-5.24%, 09/20/06-05/25/07(4)	6,045	6,045

Sigma Finance Inc.
5.51%, 06/18/07(4)	6,610	6,610
Skandinaviska Enskilda Bank NY
5.24%, 05/18/07(4)	8,060	8,060
Strips III LLC
5.37%, 07/24/06(4)	1,884	1,884
SunTrust Bank
5.08%, 05/01/07	8,060	8,061
Tango Finance Corp.
5.12%-5.38%, 04/25/07-07/11/07(4)	15,234	15,232
Union Hamilton Special Funding LLC
5.42%-5.49%, 09/28/06-12/21/06(4)	11,285	11,284
US Bank N.A.
5.28%, 09/29/06	3,627	3,627
Wachovia Asset Securitization Inc.
5.31%, 07/25/06(4)	12,903	12,903
Wachovia Bank N.A.
5.36%, 05/22/07	16,121	16,121
Wells Fargo & Co.
5.19%, 07/13/07(4)	4,030	4,030
WhistleJacket Capital Ltd.
5.21%-5.35%, 07/28/06-06/13/07(4)	7,254	7,255
White Pine Finance LLC
5.12%-5.28%, 08/25/06-05/22/07(4)	7,972	7,945
Wind Master Trust
5.32%, 08/25/06-09/25/06(4)	2,722	2,722

		414,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $909,794)		909,794

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $270,617,416)		304,450,890
Other Assets, Less Liabilities—0.15%		465,165

NET ASSETS—100.00%		$304,916,055

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven(7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of June 30, 2006, the Trust offered 87 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth (formerly iShares S&P 500/BARRA Growth), iShares S&P 500 Value (formerly iShares S&P 500/BARRA Value), iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth (formerly iShares S&P MidCap 400/BARRA Growth), iShares S&P MidCap 400 Value (formerly iShares S&P MidCap 400/BARRA Value), iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth (formerly iShares S&P SmallCap 600/BARRA Growth), iShares S&P SmallCap 600 Value (formerly iShares S&P SmallCap 600/BARRA Value), and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,094,598,303	$14,700,783	$(443,869,444)	$(429,168,661)
Russell 1000	3,666,007,370	174,934,507	(152,794,318)	22,140,189
Russell 1000 Growth	5,560,691,524	275,812,277	(261,259,829)	14,552,448
Russell 1000 Value	6,140,673,693	523,989,075	(144,806,224)	379,182,851
Russell 2000	11,355,127,363	5,235,602	(1,192,294,489)	(1,187,058,887)
Russell 2000 Growth	2,730,225,973	122,227,767	(144,305,524)	(22,077,757)
Russell 2000 Value	3,684,270,000	159,564,683	(160,477,672)	(912,989)
Russell 3000	2,150,165,526	222,230,991	(195,258,880)	26,972,111
Russell 3000 Growth	232,485,099	11,205,757	(11,818,796)	(613,039)
Russell 3000 Value	409,661,591	28,950,974	(13,287,288)	15,663,686

Russell MicrocapTM	223,476,077	11,184,975	(15,353,573)	(4,168,598)
Russell Midcap	2,114,166,123	234,591,788	(56,500,251)	178,091,537
Russell Midcap Growth	1,321,919,457	147,183,947	(35,553,118)	111,630,829
Russell Midcap Value	2,062,494,033	120,319,907	(35,018,729)	85,301,178
S&P 100	1,660,365,999	14,198,765	(75,401,535)	(61,202,770)
S&P 1500	145,302,296	15,176,202	(7,040,168)	8,136,034
S&P 500	16,585,919,268	1,195,953,013	(1,085,330,737)	110,622,276
S&P 500 Growth	3,360,382,271	148,481,549	(182,667,829)	(34,186,280)
S&P 500 Value	3,038,691,400	348,007,273	(128,589,793)	219,417,480
S&P Europe 350	1,306,190,083	372,815,911	(11,194,130)	361,621,781
S&P Global 100	430,961,499	49,380,373	(19,526,684)	29,853,689
S&P Global Energy Sector	632,208,857	98,103,061	(377,951)	97,725,110
S&P Global Financials Sector	150,218,376	19,472,089	(1,251,389)	18,220,700
S&P Global Healthcare Sector	497,804,441	44,731,707	(21,011,255)	23,720,452
S&P Global Technology Sector	109,063,693	5,931,657	(8,060,235)	(2,128,578)
S&P Global Telecommunications Sector	80,320,040	4,913,533	(4,201,732)	711,801
S&P Latin America 40	1,073,038,946	73,085,431	(23,155,506)	49,929,925
S&P MidCap 400	3,559,819,127	526,219,679	(147,944,702)	378,274,977
S&P MidCap 400 Growth	1,912,168,555	174,589,843	(121,519,300)	53,070,543
S&P MidCap 400 Value	2,468,610,804	262,374,114	(103,568,855)	158,805,259
S&P SmallCap 600	5,292,779,033	298,125,504	(470,030,912)	(171,905,408)
S&P SmallCap 600 Growth	1,303,515,128	220,688,650	(67,190,384)	153,498,266
S&P SmallCap 600 Value	1,795,073,286	208,085,229	(131,356,522)	76,728,707
S&P/TOPIX 150	271,555,768	36,818,534	(3,923,412)	32,895,122

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund and iShares S&P Global Financials Sector Index Fund seek to match the price performance of their underlying indexes by investing in common stocks included in their underlying indexes, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended June 30, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Nasdaq Biotechnology
IMMF	415	46,831	47,021	225	$225,489	$9,191	$—
Russell 1000
IMMF	2,819	151,040	151,682	2,177	2,177,166	27,656	—
Russell 1000 Growth
IMMF	4,639	302,836	301,854	5,621	5,621,485	59,021	—
Russell 1000 Value
IMMF	5,003	357,422	354,201	8,224	8,224,090	66,508	—
Russell 2000
IMMF	8,771	518,488	523,616	3,643	3,643,050	92,198	—
Russell 2000 Growth
IMMF	3,186	155,939	155,942	3,183	3,182,671	28,993	—
Russell 2000 Value
IMMF	5,017	223,621	225,034	3,604	3,603,919	41,111	—
Russell 3000
IMMF	2,543	132,739	133,274	2,008	2,008,440	24,413	—
Russell 3000 Growth
IMMF	185	12,893	12,826	252	251,673	2,431	—
Russell 3000 Value
IMMF	376	27,055	27,012	419	418,976	4,971	—
Russell MicrocapTM
IMMF	180	15,635	15,592	223	223,419	2,974	—
Russell Midcap
IMMF	1,803	133,329	132,515	2,617	2,617,309	24,664	—
Russell Midcap Growth
IMMF	1,320	73,546	73,437	1,429	1,428,845	14,627	—
Russell Midcap Value
IMMF	1,700	128,183	127,884	1,999	1,999,118	23,170	—
S&P 100
IMMF	393	66,631	65,975	1,049	1,048,710	11,977	—
S&P 1500
IMMF	157	8,712	8,824	45	45,356	1,650	—
S&P 500
IMMF	16,560	1,011,171	1,019,004	8,727	8,726,618	184,082	—
S&P 500 Growth
IMMF	3,999	187,771	190,598	1,172	1,171,937	35,094	—
S&P 500 Value
IMMF	4,241	177,918	180,797	1,362	1,362,315	132,540	—
S&P Europe 350
Barclays PLC	1,405	63	—	1,468	16,684,532	—	—
IMMF	1,025	21,311	22,333	3	2,579	4,289	—
S&P Global 100
Barclays PLC	369	3	—	372	4,232,507	—	—
IMMF	501	20,618	21,026	93	92,809	4,109	—
S&P Global Energy Sector
IMMF	605	26,145	26,453	297	297,096	4,864	—
S&P Global Financials Sector
Barclays PLC	153	42	13	182	2,074,110	—	51,810
IMMF	124	8,330	8,411	43	43,032	1,507	—
S&P Global Healthcare Sector
IMMF	79	27,761	27,690	150	150,213	5,492	—
S&P Global Technology Sector
IMMF	85	3,914	3,917	82	81,529	771	—

S&P Global Telecommunications Sector
IMMF	41	4,177	4,174	44	43,604	824	—
S&P Latin America 40
IMMF	4,896	123,460	127,634	722	722,022	24,411	—
S&P MidCap 400
IMMF	2,299	227,761	228,038	2,022	2,021,842	47,422	—
S&P MidCap 400 Growth
IMMF	2,087	95,291	96,272	1,106	1,105,545	21,168	—
S&P MidCap 400 Value
IMMF	1,205	140,919	140,676	1,448	1,448,254	28,072	—
S&P SmallCap 600
IMMF	3,629	147,320	148,628	2,321	2,320,716	27,159	—
S&P SmallCap 600 Growth
IMMF	1,190	34,672	35,314	548	547,672	6,478	—
S&P SmallCap 600 Value
IMMF	1,354	75,372	75,645	1,081	1,081,252	13,548	—
S&P/TOPIX 150
IMMF	82	2,495	2,552	25	24,944	495	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: August 29, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: August 29, 2006